--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                  SEMI-ANNUAL
                                     REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedules of Investments
    U.S. Large Company Portfolio......................................         1
    Enhanced U.S. Large Company Portfolio.............................         1
    U.S. Large Cap Value Portfolio....................................         1
    U.S. Small XM Value Portfolio.....................................         1
    U.S. Small Cap Value Portfolio....................................         2
    U.S. Small Cap Portfolio..........................................         2
    U.S. Micro Cap Portfolio..........................................         2
    DFA Real Estate Securities Portfolio..............................       3-4
    Large Cap International Portfolio.................................      5-15
    International Small Company Portfolio.............................        16
    Japanese Small Company Portfolio..................................        16
    Pacific Rim Small Company Portfolio...............................        16
    United Kingdom Small Company Portfolio............................        17
    Continental Small Company Portfolio...............................        17
    DFA International Small Cap Value Portfolio.......................     18-37
    Emerging Markets Portfolio........................................        38
    Emerging Markets Small Cap Portfolio..............................        38
    DFA One-Year Fixed Income Portfolio...............................        38
    DFA Two-Year Global Fixed Income Portfolio........................        38
    DFA Five-Year Government Portfolio................................        39
    DFA Five-Year Global Fixed Income Portfolio.......................     40-41
    DFA Intermediate Government Fixed Income Portfolio................        42

Statements of Assets and Liabilities..................................     43-45

Statements of Operations..............................................     46-51

Statements of Changes in Net Assets...................................     52-57

Financial Highlights..................................................     58-68

Notes to Financial Statements.........................................     69-77

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Statement of Assets and Liabilities...................................        78

Statement of Operations...............................................        79

Statements of Changes in Net Assets...................................        80

Financial Highlights..................................................        81

Notes to Financial Statements.........................................     82-83

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
Schedules of Investments
    The U.S. Large Company Series.....................................   84
    The Enhanced U.S. Large Company Series............................   89
    The U.S. Large Cap Value Series...................................   91
    The U.S. Small XM Value Series....................................   93
    The U.S. Small Cap Value Series...................................   99
    The U.S. Small Cap Series.........................................  116
    The U.S. Micro Cap Series.........................................  148
    The DFA International Value Series................................  174
    The Japanese Small Company Series.................................  181
    The Pacific Rim Small Company Series..............................  190
    The United Kingdom Small Company Series...........................  200
    The Continental Small Company Series..............................  206
    The Emerging Markets Series.......................................  216
    The Emerging Markets Small Cap Series.............................  222
    The DFA One-Year Fixed Income Series..............................  231
    The DFA Two-Year Global Fixed Income Series.......................  233

Statements of Assets and Liabilities..................................  235

Statements of Operations..............................................  237

Statements of Changes in Net Assets...................................  241

Financial Highlights..................................................  245

Notes to Financial Statements.........................................  253

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                                               VALUE+
                                                                               ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company..................................               $1,002,860,118
                                                                           --------------
    Total Investments (100%) (Cost $782,331,732)++..........               $1,002,860,118
                                                                           ==============

--------------
++The cost for federal income tax purposes is $799,640,221

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                               SHARES           VALUE+
                                                               ------           ------
Investment in The Enhanced U.S. Large Company Series of The
  DFA Investment Trust Company..............................                  $89,530,155
                                                                              -----------
    Total Investments (100%) (Cost $104,469,452) ++.........  9,616,558       $89,530,155
                                                                              ===========

--------------
++The cost for federal income tax purposes is $108,408,904

                         U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                SHARES          VALUE+
                                                                ------          ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................                $1,365,283,380
                                                                            --------------
    Total Investments (100%) (Cost $1,140,571,959) ++.......  85,651,404    $1,365,283,380
                                                                            ==============

--------------
++The cost for federal income tax purposes is $1,230,179,310

                         U.S. SMALL XM VALUE PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                               SHARES           VALUE+
                                                               ------           ------
Investment in The U.S. Small XM Value Series of The DFA
  Investment Trust Company..................................                  $69,005,644
                                                                              -----------
    Total Investments (100%) (Cost $59,204,736) ++..........  6,547,025       $69,005,644
                                                                              ===========

--------------
++The cost for federal income tax purposes is $59,244,599
--------------
+ See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         U.S. SMALL CAP VALUE PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company..................................                 $3,220,846,417
                                                                             --------------
    Total Investments (100%) (Cost $2,665,361,278) ++.......  186,607,556    $3,220,846,417
                                                                             ==============

--------------
++The cost for federal income tax purposes is $2,743,616,288

                            U.S. SMALL CAP PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The U.S. Small Cap Series of The DFA
  Investment
  Trust Company.............................................                   $738,642,308
                                                                               ------------
    Total Investments (100%) (Cost $680,775,865) ++.........   64,062,646      $738,642,308
                                                                               ============

--------------
++The cost for federal income tax purposes is $715,854,096

                            U.S. MICRO CAP PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The U.S. Micro Cap Series of The DFA
  Investment Trust Company..................................                 $1,668,961,467
                                                                             --------------
    Total Investments (100%) (Cost $1,484,625,162) ++.......  215,072,354    $1,668,961,467
                                                                             ==============

--------------
++The cost for federal income tax purposes is $1,528,883,182
--------------
+ See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.1%)
 Acadia Realty Trust...................................      46,300    $    321,785
 Aegis Realty, Inc.....................................      14,300         153,010
 Agree Realty Corp.....................................       8,200         150,962
 *Alexander's, Inc.....................................       9,300         589,620
 Alexandria Real Estate Equities, Inc..................      30,700       1,117,787
 *#AMB Property Corp...................................     165,100       4,077,970
 *American Industrial Properties Escrow Shares.........      41,200               0
 American Land Lease Inc...............................      16,700         201,569
 *Amerivest Ppty.......................................         100             570
 AMLI Residential Properties Trust.....................      33,100         751,370
 Apartment Investment & Management Co. Class A.........     135,000       6,192,450
 Archstone Communities Trust...........................     243,200       6,089,728
 Arden Realty Group, Inc...............................     124,800       3,072,576
 Associated Estates Realty Corp........................      38,500         410,410
 AvalonBay Communities, Inc............................     124,600       5,772,718
 Banyan Strategic Realty Trust.........................      26,400         151,404
 Bedford Property Investors, Inc.......................      34,900         680,550
 BNP Residential Properties, Inc.......................      11,100         109,335
 Boston Properties, Inc................................     140,500       5,603,140
 Boykin Lodging Trust, Inc.............................      34,100         405,790
 Brandywine Realty Trust...............................      75,100       1,502,000
 BRE Properties, Inc. Class A..........................      92,500       2,770,375
 Burnham Pacific Properties, Inc.......................      63,400         299,248
 Cabot Industrial Trust................................      79,700       1,542,195
 Camden Property Trust.................................      77,100       2,652,240
 Capital Automotive....................................      45,100         722,953
 Captec Net Lease Realty, Inc..........................      16,600         222,606
 Carramerica Realty Corp...............................     127,800       3,580,956
 CBL & Associates Properties, Inc......................      49,500       1,415,700
 Center Trust, Inc.....................................      51,500         198,275
 Centerpoint Properties Corp...........................      37,800       1,814,400
 Chateau Communities, Inc..............................      49,100       1,484,293
 Chelsea Property Group Inc............................      32,800       1,426,800
 Colonial Properties Trust.............................      40,900       1,216,775
 Commercial Net Lease Realty, Inc......................      59,800         765,440
 Cornerstone Realty Income Trust, Inc..................      73,600         765,440
 Corporate Office Properties Trust.....................      36,800         382,352
 Cousins Properties, Inc...............................      97,100       2,547,904
 Crescent Real Estate Equities, Inc....................     229,000       5,592,180
 Crown American Realty Trust...........................      51,500         428,480
 Developers Diversified Realty Corp....................     111,100       1,872,035
 Duke Realty Investments, Inc..........................     245,300       5,730,208
 Eastgroup Properties, Inc.............................      30,800         668,360
 Entertainment Properties Trust........................      28,700         466,662
 Equity Inns, Inc......................................      71,600         665,880
 Equity Office Properties Trust........................     605,400      17,617,140
 Equity One, Inc.......................................       6,200          77,686
 Equity Residential Properties Corp....................     237,500      12,741,875
 Essex Property Trust..................................      36,700       1,723,065
 Federal Realty Investment Trust.......................      76,200       1,588,770
 Felcor Lodging Trust, Inc.............................     104,200       2,500,800
 First Industrial Realty Trust, Inc....................      76,300       2,384,375
 *First Union Real Estate Equity & Mortgage
   Investments.........................................      77,400         183,438
                                                            SHARES           VALUE+
                                                            ------           ------
 Franchise Financial Corp..............................     102,900    $  2,573,529
 *Franklin Select Realty Trust Class A.................      16,800               0
 Gables Residential Trust..............................      48,900       1,380,936
 General Growth Properties.............................     104,600       3,945,512
 Glenborough Realty Trust, Inc.........................      55,900       1,032,473
 Glimcher Realty Trust.................................      50,000         828,500
 Golf Trust America, Inc...............................      17,300         133,210
 Great Lakes REIT, Inc.................................      32,600         559,090
 *Hersha Hospitality Trust.............................       2,300          13,662
 Highwood Properties, Inc..............................     107,500       2,682,125
 HMG Courtland Properties, Inc.........................       2,400          17,220
 Home Properties of New York, Inc......................      43,000       1,234,100
 Hospitality Properties Trust..........................     112,900       3,076,525
 *Host Funding, Inc....................................       2,800             266
 Host Marriott Corp....................................      34,800         450,312
 HRPT Properties Trust.................................      51,100         445,592
 Humphrey Hospitality Trust............................      23,500          81,075
 Income Opportunity Realty Investors, Inc..............       2,500          18,375
 Innkeepers USA Trust..................................      72,700         843,320
 IRT Property Co.......................................      58,700         585,239
 Jameson Inns, Inc.....................................      24,200         174,845
 JDN Realty Corp.......................................      63,500         739,140
 JP Realty, Inc........................................      33,600         719,040
 Keystone Property Trust...............................      30,400         372,400
 Kilroy Realty Corp....................................      49,900       1,247,500
 Kimco Realty Corp.....................................     124,500       5,319,885
 Koger Equity, Inc.....................................      52,100         830,995
 Konover Property Trust, Inc...........................      59,900         190,482
 Kramont Realty Trust..................................      32,600         421,518
 Lasalle Hotel Properties Trust........................      34,100         579,700
 Lexington Corporate Properties Trust..................      31,900         435,435
 Liberty Property Trust................................     131,400       3,807,972
 Macerich Co...........................................      71,700       1,676,346
 Mack-California Realty Corp...........................     118,500       3,256,380
 Malan Realty Investors, Inc...........................      10,100          89,385
 Manufactured Home Communities, Inc....................      41,500       1,126,725
 Maxus Realty Trust, Inc...............................       1,700          17,008
 Meristar Hospitality Corp.............................      87,100       1,990,235
 *MGI Properties.......................................      22,500          11,812
 Mid-America Apartment Communities, Inc................      35,300         850,730
 Mid-Atlantic Realty Trust.............................      29,100         385,866
 Mills Corp............................................      50,000       1,103,000
 Mission West Properties, Inc..........................      41,500         576,850
 Monmouth Real Estate Investment Corp. Class A.........      17,900         106,058
 National Golf Properties, Inc.........................      25,900         663,040
 New Plan Excel Realty Trust, Inc......................     173,200       2,963,452
 One Liberty Properties, Inc...........................       5,300          70,225
 Pacific Gulf Properties, Inc..........................      51,100         292,292
 Pan Pacific Retail Properties, Inc....................      62,886       1,465,244
 Parkway Properties, Inc...............................      18,200         566,930
 Pennsylvania Real Estate Investment Trust.............      25,900         594,405
 Philips International Realty Corp.....................      14,400          59,328

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pinnacle Holdings, Inc...............................      25,000    $    100,750
 Post Properties, Inc..................................      74,600       2,720,662
 Prentiss Properties Trust.............................      71,900       1,826,260
 Prime Group Realty Trust..............................      29,800         402,598
 *#Prime Retail, Inc...................................      75,700          24,224
 Prologis Trust........................................     314,700       6,734,580
 PS Business Parks, Inc................................      45,500       1,196,650
 Public Storage, Inc...................................     235,800       6,512,796
 Ramco-Gershenson Properties Trust.....................      13,500         226,935
 Realty Income Corp....................................      52,200       1,398,960
 Reckson Associates Realty Corp........................      89,100       1,933,470
 Reckson Associates Realty Corp........................      15,001         346,523
 Regency Centers Corporation...........................     109,300       2,646,153
 RFS Hotel Investors, Inc..............................      48,700         730,500
 Roberts Realty Investment.............................       9,500          75,050
 Rouse Co..............................................     132,500       3,747,100
 Saul Centers, Inc.....................................      24,200         444,070
 Senior Housing Properties Trust.......................      50,000         637,000
 Shurgard Storage Centers, Inc. Class A................      58,300       1,603,250
 Simon Property Group, Inc.............................     318,400       8,635,008
 Sizeler Property Investors, Inc.......................      15,200         141,512
 SL Green Realty Corp..................................      47,900       1,353,175
 Smith (Charles E.) Residential Realty, Inc............      41,800       2,021,030
 Sovran Self Storage, Inc..............................      25,200         617,652
 Spieker Properties, Inc...............................     117,500       6,674,000
 *Stonehaven Realty Trust..............................      10,700          13,322
 Storage USA, Inc......................................      52,800       1,832,160
 Summit Properties, Inc................................      52,000       1,274,000
 Sun Communities, Inc..................................      32,300       1,088,510
 *#Tanger Factory Outlet Centers, Inc..................      15,000         337,050
 Taubman Centers, Inc..................................      96,100       1,249,300
 Town & Country Trust..................................      31,200         605,280
 Transcontinental Realty Investors, Inc................      16,200         206,550
                                                            SHARES           VALUE+
                                                            ------           ------
 U.S. Restaurant Properties, Inc.......................      29,300    $    360,390
 United Dominion Realty Trust, Inc.....................     197,700       2,601,732
 United Investors Realty Trust.........................      10,800          63,288
 United Mobile Homes, Inc..............................      14,000         152,600
 Urstadt Biddle Properties Class A.....................      12,100         107,085
 Urstadt Biddle Properties, Inc........................       9,900          86,526
 Vornado Realty Trust..................................     168,400       6,315,000
 Washington Real Estate Investment Trust...............      69,900       1,621,680
 Weingarten Realty Investors...........................      56,400       2,473,704
 Winston Hotels, Inc...................................      32,100         335,124
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $213,132,944)..................................                 241,482,143
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.9%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $4,657,600) to be
   repurchased at $4,587,493
   (Cost $4,587,000)...................................    $  4,587       4,587,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $217,719,944)++....                $246,069,143
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $218,914,424.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (24.4%)
COMMON STOCKS -- (24.4%)
 Acom Co., Ltd.........................................       7,000    $    572,042
 Advantest Corp........................................       4,770         493,780
 Ajinomoto Co., Inc....................................      30,000         328,228
 *#All Nippon Airways Co., Ltd.........................      24,000          87,258
 Alps Electric Co., Ltd................................       7,000          78,413
 Amada Co., Ltd........................................      13,000          75,602
 Amano Corp............................................       3,000          22,370
 Aoyama Trading Co., Ltd...............................       2,600          41,116
 *Arabian Oil Co., Ltd.................................       1,000          10,015
 Asahi Bank, Ltd.......................................     136,000         347,955
 Asahi Breweries, Ltd..................................      24,000         259,552
 Asahi Chemical Industry Co., Ltd......................      68,000         317,623
 Asahi Glass Co., Ltd..................................      56,000         460,461
 Asatsu-Dk, Inc........................................       1,700          39,703
 *Ashikaga Bank, Ltd...................................      23,000          34,455
 Autobacs Seven Co., Ltd...............................       1,800          48,477
 Bank of Fukuoka, Ltd..................................      30,000         127,504
 Bank of Yokohama, Ltd.................................      54,000         206,329
 Benesse Corp..........................................       5,000         154,014
 Bridgestone Corp......................................      41,000         436,501
 Brother Industries, Ltd...............................       6,000          15,553
 CSK Corp..............................................       3,600          95,135
 Canon, Inc............................................      42,000       1,664,871
 Casio Computer Co., Ltd...............................      11,000          72,117
 Chiba Bank, Ltd.......................................      16,000          67,329
 #Chubu Electric Power Co., Ltd........................      14,100         271,747
 Chugai Pharmaceutical Co., Ltd........................      11,000         177,285
 Chugoku Electric Power Co., Ltd.......................       6,600         103,982
 Chuo Trust and Banking Co., Ltd.......................      35,000          63,626
 Citizen Watch Co., Ltd................................      12,000          77,866
 Cosmo Oil Co., Ltd....................................      26,000          73,304
 Credit Saison Co., Ltd................................       7,600         182,293
 Dai Nippon Ink & Chemicals, Inc.......................      37,000         105,874
 Dai Nippon Printing Co., Ltd..........................      36,000         490,826
 #Dai Nippon Screen Mfg. Co., Ltd......................       7,000          31,106
 Daicel Chemical Industries, Ltd.......................      14,000          48,780
 *#Daiei, Inc..........................................      24,000          45,851
 Daifuku Co., Ltd......................................       3,000          16,058
 Dai-Ichi Pharmaceutical Co., Ltd......................      13,000         300,875
 Daikin Industries, Ltd................................      11,000         226,814
 Daimaru, Inc..........................................      12,000          45,447
 Daito Trust Construction Co., Ltd.....................       5,800         114,223
 #Daiwa Bank, Ltd......................................      90,000         104,528
 Daiwa House Industry Co., Ltd.........................      23,000         186,795
 Daiwa Kosho Lease Co., Ltd............................       7,000          18,204
 Daiwa Securities Co., Ltd.............................      64,000         699,142
 Denki Kagaku Kogyo KK.................................      22,000          74,247
 Denso Corp............................................      44,000         857,263
 East Japan Railway Co.................................         193       1,148,384
 Ebara Corp............................................      13,000         116,630
 Elsai Co., Ltd........................................      14,000         346,406
 Fanuc, Ltd............................................      11,300         607,701
 Fuji Photo Film Co., Ltd..............................      24,000       1,011,951
 Fuji Soft ABC, Inc....................................       1,000          60,848
 Fujikura, Ltd.........................................      17,000         131,628

                                                               SHARES        VALUE+
                                                               ------        ------
 Fujita Kanko, Inc.....................................       2,000    $      8,803
 Fujitsu, Ltd..........................................      95,000       1,233,673
 Furukawa Electric Co., Ltd............................      30,000         321,663
 Gunma Bank, Ltd.......................................      20,000          91,904
 Gunze, Ltd............................................       8,000          33,328
 Hankyu Corp...........................................      18,000          59,535
 Hankyu Department Stores, Inc.........................       7,000          35,406
 *Hanwa Co., Ltd.......................................       2,000           2,760
 Higo Bank, Ltd........................................       5,000          17,085
 Hirose Electric Co., Ltd..............................       1,900         171,099
 *Hitachi Zosen Corp...................................      40,000          35,684
 Hitachi, Ltd..........................................     161,000       1,658,509
 Hokuriku Bank, Ltd....................................      23,000          42,392
 Honda Motor Co., Ltd..................................      47,000       1,977,782
 House Foods Corp......................................       4,000          46,659
 Hoya Corp.............................................       5,000         357,684
 Inax Corp.............................................      10,000          72,378
 Isetan Co., Ltd.......................................      10,000         107,726
 *Ishihara Sangyo Kaisha, Ltd..........................      12,000          24,844
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      58,000         138,142
 Itochu Corp...........................................      64,000         254,233
 Itoham Foods, Inc.....................................       5,000          16,832
 Ito-Yokado Co., Ltd...................................      20,000       1,048,645
 JGC Corp..............................................      12,000         107,255
 Japan Air Lines Co., Ltd..............................      84,000         291,264
 Japan Energy Corp.....................................      53,000         128,909
 Joyo Bank, Ltd........................................      39,000         118,818
 Jusco Co., Ltd........................................      15,000         333,277
 Kadokawa Shoten Publishing Co., Ltd...................       1,000          18,768
 Kajima Corp...........................................      40,000         111,092
 #Kaken Pharmaceutical Co., Ltd........................       3,000          29,793
 Kamigumi Co., Ltd.....................................      10,000          45,868
 Kandenko Co., Ltd.....................................       3,000          14,619
 *Kanebo, Ltd..........................................      19,000          50,050
 Kaneka Corp...........................................      17,000         159,813
 Kansai Electric Power Co., Inc........................      46,200         804,865
 Kao Corp..............................................      29,000         756,607
 Katokichi Co., Ltd....................................       2,000          51,843
 *Kawasaki Heavy Industries, Ltd.......................      67,000          96,987
 Kawasaki Kisen Kaisha, Ltd............................      23,000          41,230
 Kawasaki Steel Corp...................................     146,000         163,424
 Keihin Electric Express Railway Co., Ltd..............      24,000         104,427
 Kikkoman Corp.........................................       9,000          59,687
 Kinden Corp...........................................       9,000          56,430
 Kinki Nippon Railway Co., Ltd.........................      78,280         305,030
 Kirin Brewery Co., Ltd................................      46,000         439,017
 Kissei Pharmaceutical Co., Ltd........................       1,000          19,694
 *Kobe Steel, Ltd......................................      42,000          25,804
 Kokuyo Co., Ltd.......................................       6,000          68,726
 Komatsu, Ltd..........................................      46,000         227,251
 Komori Corp...........................................       2,000          26,578
 Konami Co., Ltd.......................................       6,200         320,906
 Konica Corp...........................................      16,000         124,558
 Koyo Seiko Co.........................................       6,000          31,914

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Kubota Corp...........................................      68,000    $    251,809
 Kuraray Co., Ltd......................................      17,000         126,334
 Kureha Chemical Industry Co., Ltd.....................       8,000          22,622
 Kurita Water Industries, Ltd..........................       5,000          72,378
 Kyocera Corp..........................................       9,000         840,010
 Kyowa Exeo Corp.......................................       5,000          49,234
 Kyowa Hakko Kogyo Co., Ltd............................      19,000         132,882
 Kyushu Electric Power Co., Inc........................       8,500         134,632
 Lion Corp.............................................       5,000          19,778
 Makino Milling Machine Co., Ltd.......................       3,000          14,694
 Makita Corp...........................................       7,000          44,126
 *Marubeni Corp........................................      72,000         136,341
 Marui Co., Ltd........................................      17,000         252,668
 Matsushita Communication Industrial Co., Ltd..........       1,000          57,061
 Matsushita Electric Industrial Co., Ltd...............     100,000       1,834,708
 #Matsushita Electric Works, Ltd.......................      14,000         166,134
 Meiji Milk Products Co., Ltd..........................      10,000          40,818
 Meiji Seika Kaisha, Ltd. Tokyo........................      17,000          90,852
 Meitec Corp...........................................       1,000          34,001
 Minebea Co., Ltd......................................      18,000         131,947
 Mitsubishi Chemical Corp..............................     103,000         306,001
 Mitsubishi Corp.......................................      74,000         587,914
 Mitsubishi Electric Corp..............................     101,000         566,967
 Mitsubishi Estate Co., Ltd............................      61,000         586,795
 Mitsubishi Gas Chemical Co., Inc......................      18,000          65,292
 Mitsubishi Heavy Industries, Ltd......................     159,000         677,108
 Mitsubishi Logistics Corp.............................       7,000          58,854
 Mitsubishi Materials Corp.............................      50,000         126,241
 Mitsubishi Paper Mills, Ltd...........................      13,000          26,258
 Mitsubishi Rayon Co. Ltd..............................      30,000         114,627
 *Mitsubishi Tokyo Financial Group, Inc................         262       2,471,503
 Mitsui & Co., Ltd.....................................      74,000         488,268
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      17,000          24,323
 Mitsui Fudosan Co., Ltd...............................      39,000         370,897
 Mitsui Marine & Fire Insurance Co., Ltd...............      36,000         202,996
 Mitsui Mining and Smelting Co., Ltd...................      26,000         139,606
 Mitsui O.S.K. Lines, Ltd..............................      28,000          76,115
 Mitsukoshi, Ltd.......................................      23,000         103,173
 Mizuho Holdings, Inc..................................         243       1,237,292
 Mori Seiki Co., Ltd...................................       4,000          36,492
 Murata Manufacturing Co., Ltd.........................      11,000         882,259
 #Mycal Corp...........................................       7,000           9,308
 NEC Corp..............................................      79,000       1,294,504
 NGK Insulators, Ltd...................................      16,000         168,187
 #NGK Spark Plug Co., Ltd..............................      11,000         121,739
 *NKK Corp.............................................      63,000          56,733
 NOF Corp..............................................       8,000          18,111
 NSK, Ltd..............................................      23,000         117,303
 NTN Corp..............................................      22,000          60,545
 Nagoya Railroad Co., Ltd..............................      14,000          38,175
 Namco, Ltd............................................       2,200          47,492
 Nichido Fire and Marine Insurance Co., Ltd............      10,000          68,002
 #Nichiei Co., Ltd.....................................       2,100          21,156
 Nichirei Corp.........................................      13,000          48,906
 Nidec Corp............................................       3,000         181,788
 Nikko Securities Co., Ltd.............................      24,000         194,917
 Nikon Corp............................................      16,000         181,249

                                                               SHARES        VALUE+
                                                               ------        ------
 Nintendo Co., Ltd., Kyoto.............................       6,700    $  1,286,206
 Nippon COMSYS Corp....................................       5,000          66,908
 Nippon Express Co., Ltd...............................      51,000         245,943
 Nippon Fire and Marine Insurance Co., Ltd.............      13,000          48,140
 *Nippon Light Metal Co., Ltd..........................      24,000          23,026
 Nippon Meat Packers, Inc., Osaka......................      10,000         113,449
 Nippon Mitsubishi Oil Company.........................      69,000         434,371
 Nippon Sheet Glass Co., Ltd...........................      20,000         168,827
 Nippon Shinpan Co., Ltd...............................       6,000          13,129
 Nippon Shokubai Co., Ltd..............................       9,000          36,585
 Nippon Steel Corp.....................................     321,000         532,208
 Nippon Suisan Kaisha, Ltd.............................      13,000          24,617
 Nippon Telegraph & Telephone Corp.....................         779       4,825,316
 *Nippon Unipac Holding................................          42         264,046
 Nippon Yusen KK.......................................      57,000         233,622
 Nishimatsu Construction Co., Ltd......................      10,000          38,882
 Nissan Motor Co., Ltd.................................     192,000       1,302,407
 Nisshin Flour Milling Co., Ltd........................       9,000          69,609
 Nisshinbo Industries, Inc.............................       9,000          46,356
 Nissin Food Products Co., Ltd.........................       6,000         127,251
 Nitto Denko Corp......................................       8,000         244,403
 Nomura Securities Co., Ltd............................      94,000       1,886,804
 Noritake Co., Ltd.....................................       4,000          21,040
 Obayashi Corp.........................................      33,000         133,311
 Odakyu Electric Railway Co., Ltd......................      13,000          49,125
 Oji Paper Co., Ltd....................................      48,000         263,794
 Okuma Corp............................................       5,000          13,592
 Okumura Corp..........................................      11,000          43,974
 Olympus Optical Co., Ltd..............................      12,000         184,817
 Omron Corp............................................      11,000         198,115
 Onward Kashiyama Co., Ltd.............................       8,000          80,794
 *Orient Corp..........................................      31,000          60,529
 Oriental Land Co., Ltd................................       4,000         307,356
 Orix Corp.............................................       3,860         400,879
 Osaka Gas Co., Ltd....................................     116,000         373,910
 Penta-Ocean Construction Co., Ltd.....................      16,000          25,181
 Pioneer Electronic Corp...............................       8,000         241,037
 Promise Co., Ltd......................................       5,000         397,240
 Q.P. Corp.............................................       3,000          26,485
 Ricoh Co., Ltd., Tokyo................................       5,000          98,889
 Rohm Co., Ltd.........................................       5,000         884,110
 SMC Corp..............................................       3,300         398,544
 Sanden Corp...........................................       3,000          13,281
 Sankyo Co., Ltd.......................................      21,000         428,589
 Sanrio Co., Ltd.......................................       3,000          40,902
 Sanwa Shutter Corp....................................       4,000          10,133
 Sanyo Electric Co., Ltd...............................      88,000         588,790
 Sapporo Breweries, Ltd................................      11,000          35,364
 Secom Co., Ltd........................................      11,000         641,559
 *#Sega Enterprises, Ltd...............................       7,300         133,934
 Seibu Railway Co., Ltd................................       8,000         101,195
 Seino Transportation Co., Ltd.........................       3,000          16,563
 *Seiyu, Ltd...........................................      12,000          38,882
 Sekisui Chemical Co., Ltd.............................      20,000          77,596
 Sekisui House, Ltd....................................      34,000         311,328
 Seventy-seven (77) Bank, Ltd..........................      16,000          96,280
 Sharp Corp. Osaka.....................................      53,000         759,628
 Shikoku Electric Power Co., Inc.......................       4,200          65,747
 Shimachu Co., Ltd.....................................       1,000          14,215
 Shimamura Co., Ltd....................................       1,700         103,728

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Shimano, Inc..........................................       5,000    $     79,406
 Shimizu Corp..........................................      38,000         144,555
 Shin-Etsu Chemical Co., Ltd...........................      20,000         774,280
 Shionogi & Co., Ltd...................................      15,000         333,908
 Shiseido Co., Ltd.....................................      19,000         191,887
 Shizuoka Bank, Ltd....................................      36,000         311,463
 *Showa Denko KK.......................................      49,000          97,736
 Showa Shell Sekiyu KK.................................      18,000         134,977
 Skylark Co., Ltd......................................       5,000         148,544
 *Snow Brand Milk Products Co., Ltd....................      10,000          36,189
 #Softbank Corp........................................      15,800         601,044
 Sony Corp.............................................      44,300       3,418,877
 Sumitomo Bank, Ltd....................................     264,400       2,249,692
 Sumitomo Chemical Co., Ltd............................      77,000         383,639
 Sumitomo Corp.........................................      50,000         358,105
 Sumitomo Electric Industries, Ltd.....................      35,000         467,766
 Sumitomo Forestry Co., Ltd............................       6,000          38,226
 *Sumitomo Heavy Industries, Ltd.......................      17,000          25,038
 Sumitomo Marine & Fire Insurance Co., Ltd.............      31,000         189,673
 *Sumitomo Metal Industries, Ltd. Osaka................     163,000         109,746
 Sumitomo Metal Mining Co., Ltd........................      24,000         116,748
 Sumitomo Osaka Cement Co., Ltd........................      14,000          34,641
 TDK Corp..............................................       1,000          57,482
 Taiheiyo Cement Corp..................................      45,000          95,817
 Taisei Corp...........................................      46,000         108,012
 Taisho Pharmaceutical Co., Ltd........................      16,000         321,831
 Taiyo Yuden Co., Ltd..................................       5,000         153,594
 Takara Shuzo Co., Ltd.................................      10,000         136,846
 Takara Standard Co., Ltd..............................       3,000          12,170
 Takashimaya Co., Ltd..................................      12,000          84,531
 Takeda Chemical Industries, Ltd.......................      42,000       2,138,529
 Takefuji Corp.........................................       7,000         618,583
 Takuma Co., Ltd.......................................       2,000          19,408
 Teijin, Ltd...........................................      43,000         259,115
 Teikoku Oil Co., Ltd..................................      12,000          74,230
 Terumo Corp...........................................       9,000         168,154
 Tobu Railway Co., Ltd.................................      36,000         111,496
 Toda Corp.............................................      14,000          52,079
 Toei Co., Ltd.........................................       4,000          14,745
 Toho Co., Ltd.........................................         800          97,290
 Tohuku Electric Power Co., Inc........................      24,200         358,662
 Tokio Marine & Fire Insurance Co., Ltd................      73,000         766,740
 Tokyo Broadcasting System, Inc........................       8,000         188,184
 *Tokyo Dome Corp......................................       4,000          13,129
 Tokyo Electric Power Co., Ltd.........................      65,300       1,670,695
 Tokyo Electron, Ltd...................................       8,000         549,402
 Tokyo Gas Co., Ltd....................................     135,000         399,933
 Tokyo Steel Manufacturing Co., Ltd....................       3,700          12,705
 Tokyo Style Co., Ltd..................................       4,000          43,764
 Tokyu Corp............................................      53,000         285,920
 Toppan Printing Co., Ltd..............................      31,000         343,082
 Toray Industries, Inc.................................      66,000         297,172
 Toshiba Corp..........................................     155,000         880,534
 Tosoh Corp............................................      22,000          71,099
 Tostem Corp...........................................      11,000         191,634
 Toto, Ltd.............................................      16,000         120,518
 Toyo Information System Co., Ltd......................       2,000          80,963
 Toyo Seikan Kaisha, Ltd...............................       9,300         143,468

                                                               SHARES        VALUE+
                                                               ------        ------
 Toyobo Co., Ltd.......................................      26,000    $     55,142
 #Toyoda Automatic Loom Works, Ltd.....................       6,000         130,029
 Toyota Motor Corp.....................................     178,000       6,291,870
 Trans Cosmos, Inc.....................................       1,000          48,897
 Tsubakimoto Chain Co..................................       4,000          11,682
 UNY Co., Ltd..........................................       9,000         102,180
 Ube Industries, Ltd...................................      37,000          84,700
 *#Ufj Holdings, Inc...................................          67         380,618
 Uni-Charm Corp........................................       3,000         114,375
 Wacoal Corp...........................................       7,000          68,339
 World Co., Ltd........................................       2,000          62,616
 Yakult Honsha Co., Ltd................................       8,000          93,587
 Yamaguchi Bank, Ltd...................................       3,000          19,744
 Yamaha Corp...........................................       9,000          93,772
 Yamanouchi Pharmaceutical Co., Ltd....................      17,000         500,757
 Yamato Transport Co., Ltd.............................      22,000         485,104
 Yamazaki Baking Co., Ltd..............................       9,000          65,216
 Yasuda Trust & Banking Co., Ltd.......................      66,000          54,435
 Yokogawa Electric Corp................................      12,000         119,677
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $105,224,313)..................................                  92,600,419
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $23,494)......................................                      24,467
                                                                       ------------
TOTAL -- JAPAN
  (Cost $105,247,807)..................................                  92,624,886
                                                                       ------------
UNITED KINGDOM -- (20.8%)
COMMON STOCKS -- (20.7%)
 3I Group P.L.C........................................      27,194         469,383
 *AWG P.L.C............................................      12,493          99,920
 Abbey National P.L.C..................................      64,996       1,120,942
 Airtours P.L.C........................................      22,000          90,010
 Amec P.L.C............................................      10,039          67,743
 Amvescap P.L.C........................................      36,000         655,133
 *Arm Holdings P.L.C...................................      45,000         216,076
 Associated British Foods P.L.C........................      20,720         118,624
 BAA P.L.C.............................................      45,943         396,174
 BBA Group P.L.C.......................................      16,908          69,778
 BG Group P.L.C........................................     155,980         604,936
 BICC P.L.C............................................      16,255          45,261
 BOC Group P.L.C.......................................      22,103         332,840
 BP Amoco P.L.C........................................   1,024,006       9,048,380
 BPB P.L.C.............................................      10,400          37,527
 *BTG P.L.C............................................       4,000          74,298
 Barclays P.L.C........................................      78,362       2,354,474
 Barratt Developments P.L.C............................       9,000          46,028
 Bass P.L.C............................................      38,528         425,828
 Berkeley Group P.L.C..................................       4,840          56,072
 Blue Circle Industries P.L.C..........................      42,878         298,171
 Boots Co., P.L.C......................................      41,733         353,942
 British Aerospace P.L.C...............................     124,663         619,846
 British Airways P.L.C.................................      50,000         260,329
 British American Tobacco P.L.C........................     100,499         770,963
 British Land Co. P.L.C................................      21,300         157,348
 *British Sky Broadcasting Group P.L.C.................      85,000         867,004
 British Telecommunications P.L.C......................     306,162       1,891,988
 Bunzl P.L.C...........................................      19,546         125,231
 CGU P.L.C.............................................     106,877       1,402,924

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 CMG P.L.C.............................................      26,000    $    158,825
 Cable and Wireless P.L.C..............................      69,666         455,257
 Cadbury Schweppes P.L.C...............................      96,251         622,491
 *Canary Wharf Group P.L.C.............................      32,000         241,846
 Capita Group P.L.C....................................      30,000         209,684
 Caradon P.L.C.........................................      17,631          46,713
 Carillion P.L.C.......................................       4,624          12,908
 Carlton Communications P.L.C..........................      28,364         153,522
 *Celltech P.L.C.......................................      12,000         201,842
 Centrica P.L.C........................................     186,600         647,477
 Chubb P.L.C...........................................      28,000          69,014
 Coats Viyella P.L.C...................................      26,000          20,223
 Cobham P.L.C..........................................       1,540          26,800
 *Compass Group P.L.C..................................     102,912         761,696
 Corus Group P.L.C.....................................     138,484         141,648
 De la Rue P.L.C.......................................       7,250          50,107
 Diageo P.L.C..........................................     160,398       1,731,771
 Dixons Group P.L.C....................................      86,442         292,574
 EMI Group P.L.C.......................................      34,688         217,318
 *Eidos P.L.C..........................................       3,000          11,933
 Electrocomponents P.L.C...............................      18,117         166,778
 *Elementis P.L.C......................................      11,213          11,071
 FKI P.L.C.............................................      19,475          73,870
 GKN P.L.C.............................................      34,055         360,667
 Glaxosmithkline P.L.C.................................     257,875       7,004,466
 Granada Compass P.L.C.................................     127,912         308,006
 Great Portland Estates P.L.C..........................       8,160          34,429
 Great Universal Stores P.L.C..........................      46,700         392,750
 HSBC Holdings P.L.C...................................     440,848       5,498,716
 Halifax P.L.C.........................................     100,950       1,147,293
 Hammerson P.L.C.......................................      10,800          78,785
 Hanson P.L.C..........................................      34,100         239,794
 Hays P.L.C............................................      76,449         342,106
 Hilton Group P.L.C....................................      67,800         237,665
 IMI P.L.C.............................................      15,000          53,699
 Imperial Chemical Industries P.L.C....................      33,800         215,116
 Innogy Holdings PLC...................................      43,602         139,524
 Invensys P.L.C........................................     158,924         320,594
 Jarvis P.L.C..........................................       3,000          15,321
 Johnson Matthey P.L.C.................................       9,000         124,532
 Kidde P.L.C...........................................      28,000          30,430
 Kingfisher P.L.C......................................      63,979         404,460
 Laird Group P.L.C.....................................       3,700          11,958
 Land Securities P.L.C.................................      23,729         291,591
 Lattice Group PLC.....................................     132,980         255,034
 Legal and General Group P.L.C.........................     239,000         522,025
 Lex Service P.L.C.....................................       2,500          20,066
 Lloyds TSB Group P.L.C................................     264,228       2,627,573
 Logica P.L.C..........................................      20,664         259,798
 London Bridge Software Holdings P.L.C.................       5,000          14,561
 Lonmin P.L.C..........................................       3,608          53,562
 Marconi P.L.C.........................................     129,480         650,235
 Marks & Spencer P.L.C.................................     129,298         460,127
 Misys P.L.C...........................................      25,060         200,432
 National Grid Group P.L.C.............................      69,000         551,868
 *National Power P.L.C.................................      49,602         219,500
 Next P.L.C............................................      10,630         147,690
 Nycomed Amersham P.L.C................................      27,000         212,880
 Ocean Group P.L.C.....................................      12,742         140,287

                                                               SHARES        VALUE+
                                                               ------        ------
 P & 0 Princess Cruises P.L.C..........................      24,655    $    126,091
 Pace Micro Technology P.L.C...........................       9,000          62,458
 Pearson P.L.C.........................................      36,818         684,141
 Peninsular & Oriental Steam Navigation Co.............      28,067         118,023
 Pilkington P.L.C......................................      54,530          89,474
 Provident Financial P.L.C.............................      11,113         124,878
 Prudential Corp. P.L.C................................      92,070       1,046,372
 Psion P.L.C...........................................      15,000          27,063
 RMC Group P.L.C.......................................      11,000         112,513
 Railtrack Group P.L.C.................................      21,357         129,097
 Rank Group P.L.C......................................      26,000          83,845
 Reed International P.L.C..............................      56,000         486,079
 Rentokill Initial P.L.C...............................     126,000         384,846
 Reuters Holdings Group P.L.C..........................      65,640         918,508
 Rexam P.L.C...........................................      14,232          62,474
 Rio Tinto P.L.C.......................................      50,438       1,006,728
 Rolls-Royce P.L.C.....................................      43,190         145,722
 Royal & Sun Alliance Insurance Group P.L.C............      43,487         286,343
 Royal Bank of Scotland Group P.L.C....................     126,530       2,911,967
 *Royal Bank of Scotland P.L.C.........................      98,676         123,009
 Safeway P.L.C.........................................      27,170         148,024
 Sage Group P.L.C......................................      58,960         238,715
 Sainsbury (J.) P.L.C..................................      86,870         536,213
 Schroders P.L.C.......................................      10,000         135,669
 Scottish & Newcastle P.L.C............................      17,935         131,598
 Scottish Hydro-Electric P.L.C.........................      24,000         217,525
 Scottish Power P.L.C..................................      78,963         573,221
 Seton Healthcare Group P.L.C..........................       7,000          51,959
 Slough Estates P.L.C..................................      17,400          91,583
 Smith & Nephew P.L.C..................................      40,441         187,291
 Smiths Industries P.L.C...............................      24,799         299,807
 Spirent P.L.C.........................................      11,186          42,548
 St. James Place Capital P.L.C.........................      11,000          64,851
 Stagecoach Holdings P.L.C.............................      53,890          51,868
 *Syngenta AG..........................................       1,806          90,118
 Tate & Lyle P.L.C.....................................      17,400          61,797
 Taylor Woodrow P.L.C..................................      26,271          73,149
 Tesco P.L.C...........................................     326,734       1,155,770
 Unilever P.L.C........................................     135,328       1,031,419
 Uniq P.L.C............................................       2,900           8,569
 United Utilities P.L.C................................      25,700         242,791
 Vodafone Group P.L.C..................................   2,635,991       6,660,535
 WPP Group P.L.C.......................................      50,800         553,525
 Wimpey (George) P.L.C.................................      16,400          48,460
 *Wincanton P.L.C......................................       2,900           7,910
 Wolseley P.L.C........................................      24,327         172,106
 Zeneca Group P.L.C....................................      82,000       3,873,320
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $76,603,373)...................................                  78,670,053
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.1%)
 *British Telecommunications P.L.C. Rights 06/15/01....      91,848         174,192
 *Smith Industries Contingent Rights...................      18,000               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)..........................................................       174,192
                                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $21,818)......................................                $     21,628
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $76,625,191)...................................                  78,865,873
                                                                       ------------
FRANCE -- (10.7%)
COMMON STOCKS -- (10.7%)
 #AXA..................................................      79,864       2,267,748
 Accor SA..............................................       9,340         381,032
 Air Liquide...........................................         450          62,707
 Air Liquide Prime Fidelite............................       2,303         316,792
 Air Liquide Prime Fidelite 2002.......................       2,900         404,109
 #Alcatel..............................................      57,500       1,459,700
 Altadis SA............................................       3,800          47,219
 #Aventis..............................................      35,665       2,648,167
 *Banque Nationale de Paris............................      21,269       1,847,864
 #Bouygues.............................................      15,770         580,792
 Canal Plus SA.........................................       5,332          16,948
 #Cap Gemini SA........................................       5,850         674,859
 Carrefour.............................................      33,750       1,845,153
 #Casino Guichard Perrachon............................       4,400         390,853
 Cie de Saint-Gobain...................................       3,984         593,997
 Cie Generale d'Optique Essilor International SA.......         430         116,267
 Club Mediterranee SA..................................         700          44,678
 Coflexip SA...........................................         800         115,411
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................         700         103,833
 Dassault Systemes SA..................................       5,000         223,982
 Eridania Beghin-Say SA................................       1,000          90,102
 Eurafrance............................................       1,950         120,493
 #France Telecom SA....................................      52,752       2,906,372
 GTM Entrepose.........................................         200          26,276
 #Generale des Establissements Michelin SA Series B....       5,909         205,902
 *#Groupe Danone.......................................       7,042         919,212
 Groupement pour le Financement de la Construction
   SA..................................................         784          67,782
 Imerys SA.............................................         600          60,571
 L'Air Liquide.........................................       3,865         531,655
 L'Oreal...............................................      32,100       2,081,447
 #LVMH (Louis Vuitton Moet Hennessy)...................      23,235       1,319,521
 LaFarge SA............................................       1,391         129,929
 *Lafarge Prime Fidelity...............................       4,600         421,680
 Lafarge SA............................................       3,333         305,535
 #Lagardere SCA........................................       6,500         340,487
 Legrand SA............................................         600         121,039
 #Natexis Banques Populaires...........................         822          69,604
 Pechiney SA Series A..................................       3,355         181,716
 Pernod-Ricard SA......................................       2,660         182,627
 #Peugeot SA...........................................       2,050         568,025
 #Pinault Printemps Redoute SA.........................       5,600         973,063
 Publicis Groupe.......................................       6,100         191,824
 SEB SA................................................         300          14,558
 SGE (Societe Generale d'Enterprise SA)................       3,760         218,790
 #Sanofi Synthelabo....................................      34,656       2,129,685
 Schneider SA..........................................       7,399         445,277
 *Seb SA Prime Fidelity................................         600          29,116
 #Sidel SA.............................................       1,300          52,065

                                                               SHARES        VALUE+
                                                               ------        ------
 Simco SA..............................................       1,100    $     72,306
 Societe Generale, Paris...............................      18,828       1,121,113
 Sodexho Alliance SA...................................       5,200         219,190
 Ste BIC...............................................       2,200          78,320
 #Suez (ex Suez Lyonnaise des Eaux)....................      48,270       1,472,919
 Thomson-CSF...........................................       7,924         324,474
 #Total SA.............................................      34,406       5,013,131
 UNIBAIL (Union du Credit Bail Immobiliere )...........         600          95,865
 #Usinor SA............................................      10,700         136,859
 #Valeo SA.............................................       3,500         151,299
 Vivendi Universal SA..................................      45,836       2,925,504
 Zodiac SA.............................................         200          48,823
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $37,688,103)...................................                  40,506,267
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $5,148).......................................       1,521           8,638
                                                                       ------------
TOTAL -- FRANCE
  (Cost $37,693,251)...................................                  40,514,905
                                                                       ------------
GERMANY -- (8.0%)
COMMON STOCKS -- (8.0%)
 AGIV AG fuer Industrie & Verkehrswesen................         900           9,353
 AXA Colonia Konzern AG................................         650          62,643
 Aachener und Muenchener Beteiligungs AG...............       1,500         153,842
 Adidas-Salomon AG.....................................       1,900         112,089
 #Allianz AG...........................................      11,200       3,151,774
 Aventis...............................................       9,002         664,594
 #BASF AG..............................................      27,650       1,122,612
 Bayer AG..............................................      33,300       1,322,369
 Bayerische Motorenwerke AG............................      16,250         544,063
 #Bayerische Vereinsbank AG............................      23,700       1,145,044
 Beiersdorf AG.........................................       3,800         362,678
 Bilfinger & Berger Bau AG, Mannheim...................         800          14,104
 Buderus AG............................................       2,700          62,592
 Celanese AG...........................................       1,200          26,008
 #Commerzbank AG.......................................       8,490         212,290
 Continental AG........................................       5,300          73,899
 *D. Logistics AG......................................       1,200          27,971
 #DaimlerChrysler AG, Stuttgart........................      45,652       2,093,418
 Degussa AG............................................       2,700          77,582
 #Deutsche Bank AG.....................................      26,988       2,074,803
 #Deutsche Lufthansa AG................................      17,400         320,043
 #Deutsche Telekom AG..................................     138,120       2,860,085
 Douglas Holding AG....................................       1,500          45,886
 #Dresdner Bank AG.....................................      25,080       1,107,552
 Dyckerhoff AG.........................................         900          15,959
 *Em TV & Merchandising AG.............................       5,900          18,503
 *Epcos AG.............................................       2,800         172,778
 Fag Kugelfischer Georg Schaeffer AG...................       2,500          17,376
 #Fresenius Medical Care AG............................       2,900         198,368
 Gehe AG...............................................       3,000         108,834
 Heidelberger Zement AG, Heidelberg....................       2,300         108,588
 Hochtief AG...........................................       3,160          67,230
 Kamps AG, Duesseldorf.................................       3,500          29,963

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Karstadt Quelle AG....................................       5,350    $    166,879
 Linde AG..............................................       5,000         215,294
 #MAN AG...............................................       4,650         110,754
 Merck KGAA............................................       1,900          64,338
 Metro AG..............................................      13,840         534,934
 #Munchener Rueckversicherungs.........................       8,000       2,203,801
 #Preussag AG..........................................       7,336         242,506
 Rwe AG (Neu)..........................................         800          23,733
 #Rwe AG (NEU) Series A................................      24,050         903,062
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................       8,300       1,163,624
 *SGL Carbon AG........................................         700          28,005
 Schering AG...........................................       9,000         461,527
 Siemens AG............................................      40,425       2,915,940
 Thyssen Krupp AG......................................      23,400         347,099
 #Veba AG..............................................      34,798       1,743,174
 *#Volkswagen AG.......................................      14,220         699,080
 Wcm Beteiligungs......................................       8,706         140,060
                                                                       ------------
TOTAL -- GERMANY
  (Cost $32,352,044)...................................                  30,348,703
                                                                       ------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
 ABB, Ltd..............................................      54,600         981,505
 #Adecco SA............................................       8,580         487,818
 Alcan Aluminium, Ltd..................................       2,736         119,717
 Ascom Holding AG......................................         949          48,348
 Charles Voegele Holding AG............................         371          43,841
 Credit Suisse Holding, Zuerich........................      13,900       2,518,074
 Financiere Richemont AG...............................         106         260,269
 Fischer (Georg) AG, Schaffhausen......................         145          36,775
 Forbo Holding AG, Eglisau.............................          47          20,487
 Givaudan SA, Vernier..................................         329          88,667
 Holcim, Ltd...........................................       1,940         403,890
 Jelmoli Holding AG, Zuerich...........................          19          24,623
 *Kudelski SA..........................................       2,060         195,203
 Kuoni Reisen Holding AG...............................         110          43,227
 *Logitech International SA............................         178          53,776
 Lonza Group AG, Zuerich...............................         239         139,215
 #Moevenpick-Holding, Zuerich..........................          45          19,941
 Nestle SA, Cham et Vevey..............................       1,823       3,773,974
 Novartis AG...........................................     133,840       5,091,654
 Publicitas Holding SA, Lausanne.......................         104          38,550
 Roche Holding AG......................................       7,900         699,055
 Roche Holding AG......................................      32,500       2,454,669
 *Sairgroup, Zuerich...................................         437          30,387
 Schindler Holding AG, Hergiswil.......................          21          30,376
 Schindler Holding AG, Hergiswil Partizipsch...........          55          81,027
 Schneizerische Rueckversicherangs-Gesellschaft........         680       1,319,041
 Sika Finanz AG, Baar..................................          60          16,722
 Societe Generale de Surveillance Holding SA...........         310          66,785
 Sulzer AG, Winterthur.................................         165          63,185
 *Swatch Group AG......................................         158         175,523
 *Swatch Group AG (Namen)..............................         585         136,954
 Swisscom AG...........................................       1,118         272,640
 *Syngenta AG..........................................       2,863         141,233
 UBS AG................................................      20,151       3,010,244
 Unaxis Holding AG.....................................         555          93,736

                                                               SHARES        VALUE+
                                                               ------        ------
 Valora Holding AG.....................................         110    $     19,498
 #Zurich Versicherungs-Gesellschaft - Allied AG........       3,892       1,305,989
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,966,501)...................................                  24,306,618
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $46,840)......................................                      46,177
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $22,013,341)...................................                  24,352,795
                                                                       ------------
NETHERLANDS -- (5.3%)
COMMON STOCKS -- (5.3%)
 ABN-AMRO Holding NV...................................      69,227       1,323,186
 AKZO Nobel NV.........................................      12,800         553,324
 Aegon NV..............................................      63,037       1,676,135
 Buhrmann NV...........................................       4,129          65,621
 Elsevier NV...........................................      33,800         415,703
 Getronics NV..........................................      11,878          56,884
 Hagemeyer NV..........................................       4,758         101,913
 Heineken NV...........................................      18,062         731,035
 *IHC Caland NV........................................       1,116          55,006
 Ing Groep NV..........................................      43,805       2,858,995
 *KLM (Koninklijke Luchtvaart Mij) NV..................       2,377          44,930
 Koninklijke Ahold NV..................................      37,614       1,143,615
 *Koninklijke KPN NV...................................      55,376         517,727
 Koninklijke Philips Electronics NV....................      60,612       1,661,490
 Koninklijke Vendex KBB NV.............................       4,000          53,061
 Koninklijke Vopak NV..................................       1,700          38,545
 *Norit NV.............................................      19,250         444,627
 Oce NV................................................       2,991          37,141
 Royal Dutch Petroleum Co., Den Haag...................      98,800       6,001,963
 Stork NV..............................................         800          10,409
 TNT Post Groep NV.....................................      21,570         480,296
 Unilever NV...........................................      26,342       1,461,361
 Vedior NV, Amsterdam..................................       4,254          54,086
 Wolters Kluwer NV.....................................      13,088         336,802
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,173,926)...................................                  20,123,855
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................      19,200          92,763
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *ABN AMRO Holding NV Rights 05/30/01..................      69,227               0
 *Koninklijke Ahold NV Rights 06/08/01.................      37,614               0
 *Koninklijke Vendex KBB NV Rights 05/29/01............       4,000               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)..........................................................             0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $19,288,357)...................................                  20,216,618
                                                                       ------------
ITALY -- (4.2%)
COMMON STOCKS -- (4.2%)
 *#Alitalia Linee Aeree Italiane SpA Series A..........      50,000          66,326
 #Alleanza Assicurazioni SpA...........................      13,612         142,376

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Alleanza Assicurazioni SpA (Risp).....................         124    $        819
 #Assicurazioni Generali SpA, Trieste..................      51,014       1,448,549
 Autogrill SpA, Novara.................................      10,000         109,258
 Autostrade Concessioni e Costruzioni Autostrade SpA
   Series A............................................      47,000         288,028
 Banca di Roma SpA.....................................      54,750         205,119
 #Banca Intesa SpA, Milano.............................     212,628         791,196
 Banca Popolare di Milano..............................       9,520          39,782
 Benetton Group SpA....................................       6,950         106,567
 Beni Stabili SpA, Roma................................      38,607          17,507
 Bulgari SpA...........................................      10,000         113,157
 #Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      20,150          47,737
 #Credito Italiano.....................................     204,000         900,880
 #ENEL SpA (Ente Nazionale per l'Energia Elettrica),
   Roma................................................     494,000       1,566,021
 #ENI SpA..............................................     326,000       2,100,053
 Edison SpA............................................      18,000         165,082
 Fiat SpA..............................................      13,990         318,035
 Fiat SpA..............................................       3,000          41,855
 Gruppo Editoriale L'espresso SpA......................      16,000          66,317
 Holding di Partecipazioni Industriali SpA.............       4,680          17,930
 #IFIL Finanziaria Partecipazioni SpA..................       4,500          29,179
 *Immsi SpA............................................       4,000           2,556
 #Ing C.Olivetti & C SpA, Ivrea........................     304,816         563,240
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....       4,680          40,065
 Italgas Sta Italiana Per Il Gas SpA...................      13,500         115,229
 La Fondiara Assicurazioni SpA.........................       4,200          21,538
 #Mediaset SpA.........................................      48,000         451,610
 Mediobanca SpA........................................      25,000         274,839
 Mondadori (Arnoldo) Editore SpA.......................      10,500          86,241
 Parmalat Finanziaria SpA..............................      28,600          81,210
 #Pirelli SpA..........................................      70,000         208,259
 #RAS SpA (Riunione Adriatica di Sicurta)..............      29,303         366,604
 Rinascente per l'Esercizio di Grande Magazzini SpA....      10,000          48,992
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       2,000          28,446
 SNIA SpA..............................................      20,400          40,808
 #San Paolo-IMI SpA....................................      55,607         753,662
 *Seat Pagine Gialle SpA, Torino.......................      11,060          12,187
 *Sirti SpA............................................       4,000           5,526
 Telecom Italia Mobile SpA.............................     331,740       1,940,197
 #Telecom Italia SpA, Torino...........................     212,500       2,033,536
 *#Tiscali SpA.........................................      13,000         154,927
                                                                       ------------
TOTAL -- ITALY
  (Cost $16,032,340)...................................                  15,811,445
                                                                       ------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Acerinox SA...........................................       2,600          81,541
 *Aguas de Barcelona SA Issue 2000.....................          44             630
 Aguas de Barcelona SA.................................       6,027          91,444
 Autopistas Concesionaria Espanola SA..................      12,201         122,963
 Azucarera Ebro Agricolas SA...........................       4,600          49,479
 Banco Bilbao Vizcaya SA...............................     147,600       2,014,240
 Banco Financiero......................................       2,800          62,466

                                                               SHARES        VALUE+
                                                               ------        ------
 Banco Popular Espanol SA, Madrid......................       4,000    $    131,550
 Banco Santander Central Hispanoamerica SA.............     210,684       2,009,014
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       2,200          44,959
 Cortefiel SA..........................................       1,000          15,172
 Empresa Nacional de Celulosa SA.......................       1,100          16,690
 Endesa SA, Madrid.....................................      48,200         786,869
 *Fabrica Espanola de Productos Quimicos y
   Farmaceuticos SA....................................       1,500          17,800
 *Fabrica Espanola de Productos Quimicos y
   Farmaceuticos SA Issue 2001.........................         150           1,766
 Fomento de Construcciones y Contratas SA..............       6,000         121,802
 Gas Natural SA, Buenos Aires..........................      20,400         317,988
 Grupo Dragados SA, Madrid.............................       6,900          86,500
 Iberdrola SA..........................................      41,600         539,490
 *Inmobiliaria Urbis SA................................       4,700          19,122
 Metrovacesa SA........................................       2,035          31,031
 *Metrovacesa SA Issue 2001............................         101           1,517
 OCP Construcciones SA, Madrid.........................       2,700          73,234
 Portland Valderrivas SA...............................         900          19,651
 Prosegur Cia de Seguridad SA..........................       1,800          23,267
 Repsol SA.............................................      55,600         992,504
 Sol Melia SA..........................................       8,400          76,112
 Tabacalera SA.........................................      13,900         172,840
 *Tele Pizza SA........................................       7,000          13,706
 *Telefonica de Espana SA..............................     205,997       3,032,911
 Union Electrica Fenosa SA.............................      13,400         239,655
 Vallehermoso SA.......................................       5,400          36,800
 Zardoya Otis SA.......................................       6,230          57,559
 *Zeltia SA............................................       8,400          89,000
                                                                       ------------
TOTAL -- SPAIN
  (Cost $11,277,686)...................................                  11,391,272
                                                                       ------------
AUSTRALIA -- (2.9%)
COMMON STOCKS -- (2.9%)
 AMP, Ltd..............................................      52,981         544,629
 Amcor, Ltd............................................      24,404          82,261
 Aristocrat Leisure, Ltd...............................      17,000          54,882
 Australia & New Zealand Banking Group, Ltd............      35,846         277,455
 Australian Gas Light Company..........................      15,747          81,823
 Boral, Ltd............................................      13,125          17,298
 Brambles Industries, Ltd..............................      10,171         263,965
 Broken Hill Proprietary Co., Ltd......................      84,645         965,376
 CSL, Ltd..............................................       6,067         120,244
 CSR, Ltd..............................................      53,442         167,953
 Coca-Cola Amatil, Ltd.................................      45,045         103,889
 Cochlear, Ltd.........................................       2,000          37,510
 Coles Myer, Ltd.......................................      50,290         180,989
 Commonwealth Bank of Australia........................      60,459         956,155
 Computershare, Ltd....................................      21,742          77,145
 E.R.G. Limited........................................      25,140          18,605
 Faulding (F.H.) and Co., Ltd..........................       7,363          45,720
 Fosters Brewing Group, Ltd............................      93,557         254,187
 Futuris Corp., Ltd....................................      13,344          15,760
 Goodman Fielder, Ltd..................................      43,242          27,837
 Hanson P.L.C..........................................       1,886          13,374

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Hardie (James) Industries, Ltd........................      18,584    $     44,368
 Leighton Holdings, Ltd................................      11,805          43,383
 Lend Lease Corp., Ltd.................................      18,940         114,726
 *Lion Nathan, Ltd.....................................      17,600          37,469
 MIM Holdings..........................................      53,718          33,764
 Mayne Nickless, Ltd...................................      17,958          54,889
 Mirvac, Ltd...........................................      23,309          41,943
 National Australia Bank, Ltd..........................      72,655       1,195,068
 Newcrest Mining, Ltd..................................       7,062          14,677
 News Corp., Ltd.......................................     102,326         785,643
 News Corp., Ltd.......................................      97,220         851,307
 Normandy Mining, Ltd..................................      53,828          27,285
 Onesteel, Ltd.........................................      18,655           8,605
 Orica, Ltd............................................       9,441          21,487
 Origin Energy, Ltd....................................      13,564          18,907
 Pacific Dunlop, Ltd...................................      39,727          21,547
 Paperlinx, Ltd........................................       7,931          16,925
 QBE Insurance Group, Ltd..............................      17,754          96,202
 Rio Tinto, Ltd........................................      23,382         430,941
 Santos, Ltd...........................................      25,856          86,894
 Smith (Howard), Ltd...................................       7,993          37,927
 Sons of Gwalia, Ltd...................................       5,331          25,482
 Southcorp, Ltd........................................      29,805         101,222
 Suncorp-Metway Limited................................      14,375          97,639
 Tabcorp Holdings, Ltd.................................      15,910          74,517
 Telstra Corp., Ltd....................................     304,900         993,759
 *Transurban Group.....................................      20,700          40,292
 WMC, Ltd..............................................      48,907         221,874
 #Wesfarmers, Ltd......................................      11,956         136,952
 Westpac Banking Corp..................................      81,283         572,700
 Westralian Sands, Ltd.................................       8,599          19,745
 Woodside Petroleum, Ltd...............................       6,666          49,805
 Woolworths, Ltd.......................................      51,573         248,834
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,630,734)...................................                  10,873,835
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................       9,878               0
 *Mirvac, Ltd. Options 06/29/01........................       2,290               1
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)..........................................................             1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $10,630,734)...................................                  10,873,836
                                                                       ------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 ASEA AB...............................................      12,408         223,006
 Assa Abloy AB Series B................................      12,000         182,793
 Assidomaen AB.........................................       4,600          97,629
 Astrazeneca P.L.C.....................................      18,161         856,914
 Atlas Copco AB Series A...............................       5,000         101,242
 Atlas Copco AB Series B...............................       2,600          51,680
 Drott Series B........................................       2,400          26,193
 Electrolux AB Series B................................      13,200         194,942
 Foreningssparbanken AB Series A.......................      19,000         217,066
 Gambro AB Series A....................................       7,300          52,209
 Gambro AB Series B....................................       2,700          18,934
 Graenges AB...........................................       1,100          16,654
 Hennes & Mauritz AB Series B..........................      27,600         444,777
 Mandamus AB...........................................         225           1,243

                                                               SHARES        VALUE+
                                                               ------        ------
 *Netcom AB Series B...................................       4,100    $    153,470
 Nordic Baltic Holdings AB.............................     116,248         647,844
 Om Gruppen AB.........................................       2,500          44,700
 SSAB Swedish Steel Series A...........................       1,700          16,422
 Sandvik AB............................................      10,100         213,421
 Securitas AB Series B.................................      13,300         240,891
 Skandia Insurance AB..................................      40,200         425,662
 Skandinaviska Enskilda Banken Series A................      24,200         223,652
 Skanska AB............................................       4,100         156,516
 Svenska Cellulosa AB Series B.........................       9,000         196,864
 #Svenska Handelsbanken Series A.......................      26,900         374,781
 Svenska Kullagerfabriken AB Series A..................       1,300          19,803
 Svenska Kullagerfabriken AB Series B..................       2,500          42,262
 Swedish Match AB (Frueher Svenska Taendsticks AB).....      15,500          71,696
 *Syngenta AG..........................................         451          22,411
 Telefon AB L.M. Ericsson Series A.....................      12,000          80,251
 Telefon AB L.M. Ericsson Series B.....................     312,400       1,987,630
 #Telia AB.............................................     117,900         624,198
 Trelleborg AB Series B................................       2,200          16,756
 Volvo AB Series A.....................................       5,400          82,257
 Volvo AB Series B.....................................      10,900         172,111
 WM-Data AB Series B...................................       8,500          32,764
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,311,239)....................................                   8,331,644
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $12,431)......................................                      11,836
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $9,323,670)....................................                   8,343,480
                                                                       ------------
FINLAND -- (2.1%)
COMMON STOCKS -- (2.1%)
 Amer-Yhtymae Oyj Series A.............................         800          17,969
 Finnlines Oyj.........................................         700          14,833
 Fortum Oyj............................................      50,736         234,375
 Hartwall Oyj Series A.................................       3,520          59,672
 Instrumentarium Oy....................................         800          24,445
 Kemira Oyj............................................       7,700          43,076
 Kesko Oyj.............................................       4,800          35,600
 Kone Corp.............................................       1,000          72,039
 Metra Oyj Series B....................................       3,200          68,894
 Metso Oyj.............................................       8,133          87,205
 Nokia Oyj.............................................     205,354       5,949,414
 Orion-Yhtyma Oyj Series A.............................       1,200          20,038
 Orion-Yhtyma Oyj Series B.............................       1,100          18,181
 Outokumpu Oyj Series A................................       7,400          65,860
 Pohjola Group Insurance Corp.
   Series A............................................       2,200          47,458
 Rautaruukki Oy Series K...............................       5,100          19,453
 Sampo Insurance Co., Ltd..............................      22,500         190,714
 Sanitec Oyj...........................................         354           4,336
 Sonera Group Oyj......................................      44,612         386,457
 Stockmann Oy AB.......................................         600           6,291
 Tietoenator Corp......................................       2,800          75,353

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Upm-Kymmene Oyj.......................................      15,500    $    492,020
 Uponor Oyj Series A...................................       1,400          20,422
                                                                       ------------
TOTAL -- FINLAND
  (Cost $7,889,582)....................................                   7,954,105
                                                                       ------------
HONG KONG -- (2.1%)
COMMON STOCKS -- (2.1%)
 ASM Pacific Technology, Ltd...........................      12,000          23,693
 Bank of East Asia, Ltd................................      52,571         121,658
 CLP Holdings, Ltd.....................................     100,200         414,942
 Cathay Pacific Airways, Ltd...........................     123,000         167,947
 Cheung Kong Holdings, Ltd.............................      87,000         948,101
 Citic Pacific, Ltd....................................      24,000          74,771
 Esprit Holdings, Ltd..................................      28,158          35,560
 Giordano International, Ltd...........................      40,000          22,693
 Hang Lung Development Co., Ltd........................      40,000          37,693
 Hang Seng Bank, Ltd...................................      77,000         853,932
 Henderson Land Development Co., Ltd...................      69,000         322,008
 Hong Kong and China Gas Co., Ltd......................     226,996         266,291
 Hong Kong and Shanghai Hotels, Ltd....................      27,500          14,456
 Hong Kong Electric Holdings, Ltd......................      33,707         117,113
 Hutchison Whampoa, Ltd................................     171,100       1,842,663
 Hysan Development Co., Ltd............................      38,557          50,916
 Johnson Electric Holdings, Ltd........................     148,000         257,109
 Li & Fung, Ltd........................................     110,000         192,505
 New World Development Co., Ltd........................      85,427         109,525
 Oriental Press Group, Ltd.............................      69,600          10,083
 *#Pacific Century Cyberworks, Ltd.....................     881,326         288,133
 Shangri-La Asia, Ltd..................................      76,000          69,181
 Sino Land Co., Ltd....................................     132,916          60,495
 South China Morning Post (Holdings), Ltd..............      60,000          37,693
 Sung Hungkai Properties, Ltd..........................      96,506         900,127
 Swire Pacific, Ltd. Series A..........................      37,000         202,082
 Television Broadcasts, Ltd............................      15,000          74,617
 Varitronix International, Ltd.........................       9,000           7,039
 Wharf Holdings, Ltd...................................      98,542         222,357
 Wing Lung Bank, Ltd...................................       5,500          25,808
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,937,964)....................................                   7,771,191
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $58,283)......................................                      58,284
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $7,996,247)....................................                   7,829,475
                                                                       ------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 Bang & Olufsen Holding
   A.S. Series B.......................................         290           8,967
 Carlsberg A.S. Series A...............................         680          28,060
 Carlsberg A.S. Series B...............................       2,310         103,726
 Dampskibsselskabet AF (1912) A.S......................          45         347,858
 Dampskibsselskabet Svendborg A.S......................          29         296,702
 Danisco A.S...........................................       2,450          85,225
 Danske Bank A.S.......................................      32,036         506,213
 *East Asiatic Co., Ltd................................         900          20,769
 FLS Industries........................................         890          11,129
 Falck A.S.............................................         870          97,417

                                                               SHARES        VALUE+
                                                               ------        ------
 Gn Great Nordic.......................................       2,950    $     32,529
 *ISS A.S..............................................       1,763         101,210
 *Navision Software A.S................................         866          24,415
 Nordic Baltic Holding AB..............................      31,125         173,375
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       1,100          24,134
 Novo-Nordisk AS Series B..............................      14,150         569,429
 Novozymes A.S. Series B...............................       2,830          61,447
 #Sas Danmark A.S......................................       1,980          21,721
 Tele Danmark A.S......................................       9,500         399,582
 *Topdanmark A.S.......................................       1,300          35,320
 Vestas Wind Systems A.S...............................       4,400         215,081
 *William Demant Holding...............................       3,260         101,543
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,310,472)....................................                   3,265,852
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $23,827)......................................                      22,762
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,334,299)....................................                   3,288,614
                                                                       ------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
 AGFA-Gevaert NV, Mortsel..............................       7,300         107,231
 Barco (New) NV........................................         400          18,309
 *Barconet NV..........................................         800           2,102
 Bekaert SA............................................         700          24,137
 CMB (Cie Martime Belge)...............................         300          20,979
 Colruyt SA Halle......................................       1,700          60,520
 D'Ieteren SA..........................................         290          48,916
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................       2,700         153,448
 Dolmen Computer Applications..........................         100             998
 Electrabel SA.........................................       2,800         543,966
 *Fortis AG............................................         931           9,391
 #Fortis AG Series B...................................      29,579         702,005
 *Fortis AG VVPR.......................................       8,379              71
 Glaverbel SA..........................................         200          16,384
 Heidelberger Zement AG................................         266          13,077
 *Heidelberger Zement AG VVPR..........................         266               2
 Ing Groep NV..........................................       1,241          80,207
 KBC Bancassurance Holding SA..........................      15,700         564,906
 Solvay SA.............................................       4,400         206,801
 Suez (ex Suez Lyonnaise des Eaux).....................      11,500         346,624
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............      11,500              97
 *Total Fina SA VVPR Strips............................       2,250              19
 UCB SA................................................       7,600         225,337
 #Union Miniere SA.....................................       1,100          45,220
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,024,553)....................................                   3,190,747
                                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Capitaland, Ltd.......................................      90,500         113,074
 Cerebos Pacific, Ltd..................................      10,000          14,872
 *Chartered Semiconductor Manufacturing, Ltd...........      55,000         153,554
 City Developments, Ltd................................      32,000         117,646
 Creative Technology Co., Ltd..........................       3,000          27,366

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Cycle & Carriage, Ltd.................................       7,000    $     11,920
 #DBS Group Holdings, Ltd..............................      49,000         392,800
 Fraser & Neave, Ltd...................................      10,000          38,147
 *Keppel Capital Holdings, Ltd.........................      44,687          71,398
 Keppel Corp., Ltd.....................................      25,000          46,716
 Keppel Land, Ltd......................................      22,000          22,744
 Natsteel, Ltd.........................................      12,000           6,833
 *Neptune Orient Lines, Ltd............................      23,000          21,108
 Overseas Chinese Banking Corp., Ltd...................      49,000         295,277
 Overseas Union Enterprise, Ltd........................       6,000          22,722
 Parkway Holdings, Ltd.................................      20,000          10,504
 Sembcorp Industries, Ltd..............................      52,000          45,422
 Singapore Airlines, Ltd...............................      49,000         346,747
 Singapore Land, Ltd...................................      11,000          21,042
 Singapore Press Holdings..............................      21,000         226,392
 Singapore Technologies Engineering, Ltd...............     115,000         162,759
 #Singapore Telecommunications, Ltd....................     587,000         545,198
 United Industrial Corp., Ltd..........................      32,000          13,357
 United Overseas Bank, Ltd.............................      42,000         267,026
 *United Overseas Land, Ltd............................      22,000          18,609
 Venture Manufacturing (Singapore), Ltd................       7,000          48,761
 Wing Tai Holdings, Ltd................................      19,000           9,611
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,658,929)....................................                   3,071,605
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $10,547)......................................                      10,539
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,669,476)....................................                   3,082,144
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................      50,579         556,901
 CRH P.L.C.............................................      23,531         408,479
 *CRH P.L.C. Issue 2001................................       5,828          79,039
 DCC P.L.C.............................................       4,814          43,253
 Eircom P.L.C..........................................      93,611          92,835
 *Elan Corp. P.L.C.....................................       9,909         563,994
 Fyffes P.L.C..........................................       9,933           8,419
 Greencore Group P.L.C.................................       5,119          11,064
 Independent News & Media P.L.C........................      29,717          65,490
 *Iona Technologies P.L.C..............................       1,178          44,932
 Irish Permanent P.L.C.................................      16,243         182,286
 Jefferson Smurfit Group P.L.C.........................      60,968         108,523
 Jurys Hotel Group P.L.C...............................       2,694          20,551
 Kerry Group P.L.C.....................................       9,689         111,198
 *Ryanair Holdings P.L.C...............................      18,851         203,565
 Waterford Wedgwood P.L.C..............................      41,768          40,360
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,698,237)....................................                   2,540,889
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................       3,400          72,236
 Den Norske Bank ASA Series A..........................      36,500         154,317
 Elkem ASA.............................................       2,500          42,973
 Hafslund ASA..........................................       4,100          17,509

                                                               SHARES        VALUE+
                                                               ------        ------
 *Kvaerner ASA.........................................       5,473    $     42,655
 *Merkantildata ASA....................................       6,800          16,771
 Nera ASA..............................................       6,300          20,515
 Norsk Hydro ASA.......................................      15,700         656,230
 Norske Skogindustrier Asa Series A....................       5,000          77,938
 *Opticom Asa..........................................         600          44,841
 Orkla ASA Series A....................................      11,471         200,237
 *Petroleum Geo Services ASA...........................       4,600          51,076
 Schibsted ASA.........................................       2,700          27,673
 Smedvig ASA Series A..................................       3,800          37,730
 Storebrand ASA........................................      14,500         108,365
 *Tandberg ASA.........................................       2,800          34,378
 *Tandberg Television ASA..............................       2,800          24,662
 Tomra Systems ASA.....................................       9,200         155,192
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,807,339)....................................                   1,785,298
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $52,037)......................................                      51,187
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,859,376)....................................                   1,836,485
                                                                       ------------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 BPI SGPS SA...........................................      37,462         100,023
 *Banco Comercial Portugues SA.........................      96,139         380,553
 *Banco Comercial Portugues SA BCP.....................       6,480          24,827
 Banco Espirito Santo e Comercial de Lisboa............      12,880         174,677
 Brisa Auto Estradas de Portugal SA....................      14,600         132,538
 Cimpor Cimentos de Portugal SA........................       6,180         128,442
 Electricidade de Portugal SA..........................      99,700         245,916
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       5,600          38,448
 *Portugal Telecom SA..................................      56,500         447,774
 Sonae SGPS SA.........................................     108,923          93,248
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,321,830)....................................                   1,766,446
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Austria Tabak AG......................................       1,386          84,938
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................         754           7,292
 BBAG Oesterreichische Brau-Beteiligungs...............         498          17,678
 BWT AG................................................         880          26,107
 Bayerische Hypo- Und Vereinsbank AG...................       4,948         237,003
 Bohler Uddeholm AG....................................         480          17,475
 Flughafen Wien AG.....................................         579          18,649
 Mayr-Melnhof Karton AG................................         472          20,332
 Oesterreichische Elektrizitaetswirtschafts AG.........         810          73,806
 Omv AG................................................       1,557         154,409
 Rhi AG, Wien..........................................         778          14,099
 *Telekom Austria AG...................................       8,470          48,819

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 Va Technologie AG.....................................         805    $    $25,854
 Wienerberger AG.......................................       4,007          66,535
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $973,724)......................................                     812,996
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Auckland International Airport, Ltd..................      19,656          28,756
 Carter Holt Harvey, Ltd...............................      72,500          51,551
 Contact Energy, Ltd...................................      18,722          21,575
 Fisher & Paykel Industries, Ltd.......................       6,400          24,846
 *Rubicon, Ltd.........................................      10,106           2,395
 #Telecom Corporation of New Zealand, Ltd..............      97,420         216,570
 Warehouse Group, Ltd..................................      14,200          32,380
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $600,986)......................................                     378,073
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $1,436).......................................                       1,387
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $602,422)......................................                     379,460
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency........................................                     171,057
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Capstone Turbine Corp.
   (Cost $2,646).......................................         144           4,733
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $13,866,694) to be
   repurchased at $13,661,468
   (Cost $13,660,000)..................................   $  13,660      13,660,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $390,688,824)++................................                $379,860,964
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $392,488,851.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (36.9%) (Cost $167,973,920)......                  $130,540,674
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (15.3%) (Cost $51,647,129)...                    54,004,304
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (34.4%) (Cost
  $119,034,465).............................................                   121,709,093
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (13.3%) (Cost $68,095,054)...                    46,820,640
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
    06/01/01 (Collateralized by U.S. Treasury Notes 5.75%,
    11/30/02, valued at $471,949) to be repurchased at
    $464,050 (Cost $464,000)................................                       464,000
                                                                              ------------
    Total Investments (100%) (Cost $407,214,568)++..........                  $353,538,711
                                                                              ============

--------------
++ The cost for federal income tax purposes is $407,330,842

                        JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                                  VALUE+
                                                                                  ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................                   $100,580,888
                                                                               ------------
    Total Investments (100%) (Cost $242,254,589)++..........                   $100,580,888
                                                                               ============

--------------
++ The cost for federal income tax purposes is $245,082,774

                      PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company..............................                   $84,017,626
                                                                               -----------
    Total Investments (100%) (Cost $135,267,676)++..........                   $84,017,626
                                                                               ===========

--------------
++ The cost for federal income tax purposes is $135,672,654
--------------
+ See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..............................                   $50,286,848
                                                                               -----------
    Total Investments (100%) (Cost $44,135,306)++...........                   $50,286,848
                                                                               ===========

--------------
++ The cost for federal income tax purposes is $44,140,529

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................                   $99,344,504
                                                                               -----------
    Total Investments (100%) (Cost $82,779,744)++...........                   $99,344,504
                                                                               ===========

--------------
++ The cost for federal income tax purposes is $82,803,547
--------------
+ See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (31.6%)
COMMON STOCKS -- (31.4%)
 Achilles Corp.........................................       92,000   $    123,885
 Aichi Bank, Ltd.......................................        2,100        125,837
 *Aichi Corp...........................................       63,200         96,273
 Aichi Machine Industry Co., Ltd.......................      143,000        281,619
 #Aichi Steel Works, Ltd...............................      261,000      1,506,868
 Aida Engineering, Ltd.................................      129,000        501,582
 *Akai Electric Co., Ltd...............................      490,000          4,124
 Amada Sonoike Co., Ltd................................      206,050        513,304
 Ando Corp.............................................      177,000        272,606
 Anest Iwata Corp......................................       63,000         96,499
 Aoki International Co., Ltd...........................       84,000        340,044
 Apic Yamada Corp......................................       20,000         84,161
 *Arabian Oil Co., Ltd.................................       69,600        697,054
 *Arai-Gumi, Ltd.......................................       19,600         16,496
 Araya Industrial Co., Ltd.............................      194,000        208,988
 Asahi Kogyosha Co., Ltd...............................      114,000        278,236
 Asahi Organic Chemicals Industry Co., Ltd.............       42,000        121,596
 *Asahi Tec Corp.......................................       65,000        100,656
 Asanuma Corp..........................................      325,000        377,462
 Ashimori Industry Co., Ltd............................       84,000        148,460
 *Asia Air Survey Co., Ltd.............................       16,000         44,033
 *Asics Corp...........................................      384,000        387,813
 *#Atsugi Nylon Industrial Co., Ltd....................      329,000        257,507
 Azel Corp., Tokyo.....................................      152,000        262,245
 #Bank of Okinawa, Ltd.................................       36,700        660,983
 Bank of Osaka, Ltd....................................      223,000        307,793
 #Bank of Saga, Ltd....................................      215,000        740,069
 Bank of the Ryukyus, Ltd..............................       48,490        606,023
 Brother Industries, Ltd...............................      350,000        907,255
 Bunka Shutter Co., Ltd................................      129,000        276,847
 *CTI Engineering Co. Ltd..............................       18,200         87,309
 *Cabin Co., Ltd.......................................      164,000        144,925
 Calpis Co., Ltd.......................................       71,000        341,794
 Calsonic Corp.........................................       89,000        241,937
 Central Finance Co., Ltd..............................      387,000      1,208,357
 #Cesar Co.............................................       41,000         68,667
 *Chiba Kogyo Bank, Ltd................................       48,500        449,815
 *Chisan Tokan Co., Ltd................................      165,000        136,088
 Chiyoda Co., Ltd......................................       83,000        386,989
 *#Chiyoda Corp........................................       95,500        209,775
 *Chodai Co. Ltd.......................................       12,000         39,892
 Chofu Seisakusho Co., Ltd.............................       59,000        705,597
 Chuetsu Pulp and Paper Co., Ltd.......................      215,000        454,174
 Chugoku Marine Paints, Ltd............................       60,000        142,400
 Chuo Gyorui Co., Ltd..................................       58,000         96,650
 Chuo Spring Co., Ltd., Nagoya.........................      222,000        739,875
 Chuo Woollen Mills, Ltd...............................       30,000         40,902
 Cleanup Corp..........................................       74,000        401,077
 Corona Corp...........................................       28,900        571,579
 D'urban, Inc..........................................      125,000        187,258
 *DMW Corp.............................................        1,600         51,843
 *#Dai Nippon Construction.............................       82,000        144,925
 Dai-Dan Co., Ltd......................................       72,000        290,254
 Daido Hoxan, Inc......................................      124,000        625,114
                                                            SHARES           VALUE+
                                                            ------           ------

 Daido Steel Co., Ltd..................................      562,000   $  1,489,901
 Daido Steel Sheet Corp................................       95,000        163,903
 Daidoh, Ltd...........................................       91,000        255,033
 Daiho Corp............................................      106,000        140,061
 Daiichi Cement Co., Ltd...............................       77,000        126,368
 Dai-Ichi Jitsugyo Co., Ltd............................       70,000        129,608
 *#Dai-Ichi Katei Denki Co., Ltd.......................      225,000        274,575
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................       19,000         45,573
 Daiken Corp...........................................      205,000        521,040
 Daiko Denshi Tsushin, Ltd.............................       14,000         35,701
 Daiko Shoken Business Co., Ltd........................       21,000         74,230
 *Daikyo, Inc..........................................      176,000        268,103
 Dainichi Co., Ltd.....................................       28,100         76,150
 #Daio Paper Corp......................................      128,750      1,193,013
 *Daisue Construction Co., Ltd.........................       12,500          8,206
 Daito Seiki Co., Ltd..................................        8,000         22,017
 #Daiwa House Industry Co., Ltd........................       55,200        448,308
 Daiwa Industries, Ltd.................................       75,000        208,298
 Daiwa Kosho Lease Co., Ltd............................      236,000        613,735
 *Daiwa Seiko, Inc.....................................      140,000        141,390
 *Daiwabo Co., Ltd.....................................      215,000        229,801
 Danto Corp............................................       47,000        172,463
 Denyo Co., Ltd........................................       44,000        235,146
 #Deodeo Corp..........................................       77,500        471,575
 *Descente, Ltd........................................      202,000        396,112
 *Dia Kensetsu Co., Ltd................................       78,000        150,985
 *Dijet Industrial Co., Ltd............................       10,000         13,550
 #Dynic Corp...........................................       62,000         86,097
 Eagle Industry Co., Ltd...............................       35,000        125,189
 Eiden Co., Ltd........................................       43,000        246,810
 Eighteenth Bank, Ltd..................................      275,000      1,099,352
 Eikoh, Inc............................................       13,000         48,140
 Exedy Corp............................................       63,000        377,512
 *First Baking Co., Ltd................................       70,000        141,979
 *Fudo Construction Co., Ltd...........................      191,000        228,261
 Fuji Denki Reiki Co., Ltd.............................       76,000        225,147
 *Fuji Electric Construction Co., Ltd..................       24,000         51,506
 Fuji Fire & Marine Insurance Co., Ltd.................      449,000        797,332
 Fuji Kiko Co., Ltd....................................       57,000        104,578
 Fujikura Rubber, Ltd..................................       30,000         67,413
 Fujirebio, Inc........................................       91,000        857,768
 Fujitsu Business Systems, Ltd.........................       24,800        328,733
 Fujitsu Kiden, Ltd....................................       37,000        179,052
 Fukuda Corp...........................................       80,000        208,046
 Fukushima Bank, Ltd...................................       32,000         89,413
 *Gakken Co., Ltd......................................      148,000        204,275
 Gastec Service, Inc...................................       98,000        470,123
 *Godo Steel, Ltd......................................      253,000        251,254
 *Goldwin, Inc.........................................       76,000         90,187
 *Graphtec Corp........................................       99,000        127,479
 Gun-Ei Chemical Industry Co., Ltd.....................      306,000        471,284
 *#Gunze Sangyo, Inc., Tokyo...........................      222,000        631,510
 Gunze, Ltd............................................      315,000      1,312,279
 Harima Chemicals, Inc.................................       83,000        282,907
 Harumoto Corp.........................................       37,000         77,849
 Haruyama Trading Co., Ltd.............................       21,000        148,283
 Heiwado Co., Ltd......................................       92,000        632,587

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hibiya Engineering, Ltd...............................       63,000   $    328,733
 *Himaraya Co., Ltd....................................       15,000         50,497
 Hisaka Works, Ltd.....................................      106,000        535,263
 Hitachi Kiden Kogyo, Ltd..............................        9,000         32,267
 Hitachi Koki Co., Ltd.................................      194,000        734,725
 Hitachi Medical Corp..................................       62,000        612,069
 Hitachi Plant Engineering & Construction Co., Ltd.....      186,000        752,954
 #Hitachi Transport System, Ltd........................      162,000      1,021,192
 Hochiki Corp..........................................       38,000        100,741
 *Hodogaya Chemical Co., Ltd...........................       32,000         54,132
 Hokkai Can Co., Ltd., Tokyo...........................      125,000        267,211
 *Hokkaido Bank, Ltd...................................      477,000        485,752
 Hokkaido Gas Co., Ltd.................................        8,000         16,563
 Hokko Chemical Industry Co., Ltd......................       12,000         38,074
 Hokuriku Electrical Construction Co., Ltd.............       81,000        235,188
 *Hokushin Co., Ltd....................................       32,600         43,350
 Honen Corp............................................      141,000        239,707
 *Horipro, Inc.........................................       24,000        154,519
 *Howa Machinery, Ltd..................................       20,000         19,862
 Ichikawa Co., Ltd.....................................      117,000        275,711
 Ichiken Co., Ltd......................................       45,000         57,945
 Idec Izumi Corp.......................................      130,000      1,289,934
 Ihara Chemical Industry Co., Ltd......................       82,000        149,756
 *Ikegami Tsushinki Co., Ltd...........................      129,000        229,078
 Inaba Denki Sangyo Co., Ltd...........................       39,700        499,842
 #Inabata and Co., Ltd., Osaka.........................      178,000      1,161,000
 *Inui Steamship Co., Ltd..............................       32,000         19,929
 *Iseki & Co., Ltd.....................................      362,000        252,870
 *Ishikawajima Construction Materials Co., Ltd.........        3,000          8,786
 Ishikawajima Transport Machinery Co., Ltd.............       45,000        128,387
 Ishizuka Glass Co., Ltd...............................      119,000        215,326
 Itochu Fuel Corp......................................      157,000        806,009
 *Itochu Warehouse Co., Ltd............................       38,000         52,769
 Itoki Crebio Corp.....................................       63,000        156,413
 Iwaki & Co., Ltd......................................       31,000         56,093
 Iwasaki Electric Co., Ltd.............................       60,000        182,293
 #Izumi Co., Ltd.......................................       82,000        697,021
 #Izumiya Co., Ltd.....................................      151,000        552,811
 JMS Co., Ltd..........................................      135,000        449,924
 Jac Holdings Co., Ltd.................................       21,000        215,620
 Jaccs Co., Ltd........................................      201,000        693,570
 *Japan Bridge Corp....................................       31,000         33,656
 Japan Foundation Engineering Co., Ltd.................       52,000        203,501
 Japan Oil Transportation Co., Ltd.....................       41,000         72,463
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       35,000         53,905
 Japan Steel Tower Co., Ltd............................       29,000         78,101
 *Japan Steel Works, Ltd...............................      237,000        251,321
 Japan Transcity Corp..................................       92,000        171,890
 Japan Vilene Co., Ltd.................................      202,000        487,914
 Joban Kosan Co., Ltd..................................      105,000        131,670
 #Joshin Denki Co., Ltd................................       81,000        207,238
 Jsp Corp..............................................       37,000        186,837
 Juel Verite Ohkubo Co., Ltd...........................       24,000         42,417
 *#Jujiya Co., Ltd.....................................      265,000        223,026
 Juntendo Co., Ltd.....................................       27,000         44,538
 #Kagawa Bank, Ltd.....................................      121,000        611,008
                                                            SHARES           VALUE+
                                                            ------           ------

 Kagoshima Bank, Ltd...................................      280,000   $  1,058,071
 #Kahma Co., Ltd.......................................       52,000        211,816
 *#Kamagai Gumi Co., Ltd...............................      439,000        210,596
 Kameda Seika..........................................       38,000        166,302
 Kamei Corp............................................       65,000        361,050
 Kanaden Corp..........................................       11,000         49,066
 #Kanamoto Co., Ltd....................................       53,000        228,379
 Kanematsu Electronics, Ltd............................       87,000        617,977
 Kanto Bank, Ltd.......................................       30,700        325,551
 Kanto Natural Gas Development Co., Ltd................      198,000      1,049,823
 *Kasai Kogyo Co., Ltd.................................       65,000        120,350
 Kasei (C.I.) Co., Ltd.................................       62,000        194,109
 Kasumi Co., Ltd.......................................       43,000        148,738
 Kato Sangyo Co., Ltd..................................       66,000        324,945
 Kato Works Co., Ltd...................................      100,000        130,449
 Katsumura Construction Co., Ltd.......................       40,000         43,090
 Kawada Industries, Inc................................       95,000        171,099
 Kawai Musical Instruments Manufacturing Co., Ltd......      104,000        132,166
 *Kawasaki Kasei Chemicals, Ltd........................       58,000         57,600
 Kawashima Textile Manufacturers, Ltd..................      306,000        360,545
 *Kawasho Corp.........................................      425,000        525,795
 Kawasho Gecoss Corp...................................       57,300        143,708
 Kayaba Industry Co., Ltd..............................       80,000        138,697
 Keihin Co., Ltd.......................................      101,000        127,504
 Keiiyu Co., Ltd.......................................       13,000         80,416
 Keiyo Co., Ltd........................................       35,000        178,505
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................       90,000         90,894
 Kinseki, Ltd..........................................       67,000        450,539
 *Kinsho-Mataichi Corp.................................       51,000         51,077
 Kioritz Corp..........................................      237,000        297,197
 Kiriu Machine MFG Co., Ltd............................       24,000         70,695
 Kishu Paper Co., Ltd..................................      135,000        197,694
 Kitagawa Iron Works Co., Ltd..........................      123,000        166,664
 Kitano Construction Corp..............................      114,000        218,751
 Kitazawa Sangyo Co., Ltd..............................       31,500         57,528
 Kitz Corp.............................................      197,000        315,014
 Kiyo Bank, Ltd........................................      375,000        874,222
 *Koike Sanso Kogyo Co., Ltd...........................       72,000        106,043
 Koito Industries, Ltd.................................       65,000        163,567
 *Kokune Corp..........................................       99,000         65,822
 Kokusai Kogyo Co., Ltd................................       71,000        299,369
 Komai Tekko, Inc......................................       63,000        160,655
 *Komatsu Construction Co., Ltd........................       16,000         18,044
 Komatsu Forklift Co., Ltd.............................      196,000        310,116
 Komatsu Seiren Co., Ltd...............................       68,000        194,580
 Komatsu Wall Industry Co., Ltd........................       17,000        152,946
 Komatsu Zenoah Co.....................................        1,000          2,028
 *Konaka Co., Ltd......................................       32,000        239,690
 *#Kosei Securities Co., Ltd...........................      138,000        239,253
 Krosaki Corp..........................................       32,000         44,976
 Kumiai Chemical Industry Co., Ltd., Tokyo.............      126,000        185,575
 Kurabo Industries, Ltd................................      388,000        662,885
 Kureha Chemical Industry Co., Ltd.....................      263,000        743,713
 Kurimoto, Ltd.........................................      219,000        490,271
 Kuroganeya Co., Ltd...................................       15,000         40,397
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................       46,000        218,347
 Kyosan Electric Manufacturing Co., Ltd................       91,000        186,871

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Kyowa Leather Cloth Co., Ltd..........................       75,000   $    314,341
 Kyudenko Corp.........................................      131,000        441,003
 Kyushu Bank, Ltd......................................      314,000        776,940
 Laox Co., Ltd.........................................       54,000        182,697
 Life Corp.............................................       14,000         94,260
 *Lonseal Corp.........................................       63,000         72,639
 #MR Max Corp..........................................       57,000        162,144
 #Maeda Corp...........................................      292,000      1,405,689
 #Maeda Road Construction Co., Ltd.....................      158,000        658,223
 Maezawa Industries, Inc...............................       31,000        197,761
 Maezawa Kaisei Industries Co., Ltd....................       10,600        128,017
 Maezawa Kyuso Industries Co., Ltd.....................       25,000        147,282
 Magara Construction Co., Ltd..........................       57,000         65,242
 *Marudai Food Co., Ltd................................      208,000        274,836
 Maruetsu, Inc.........................................      203,000        589,421
 Marusan Securities Co., Ltd...........................       25,000        103,308
 *Maruwn Corp..........................................       36,000         60,596
 Maruyama Manufacturing Co., Inc.......................       74,000         93,419
 *Maruzen Co., Ltd.....................................       20,000         73,388
 #Maruzen Showa Unyu Co., Ltd..........................      160,000        321,831
 Matsui Construction Co., Ltd..........................       90,000        227,992
 Matsuo Bridge Co., Ltd................................       90,000        179,515
 Matsuzakaya Co., Ltd..................................      268,000        696,953
 Meiko National Securities Co., Ltd....................       62,000        126,275
 Meito Sangyo Co., Ltd.................................       90,000      1,152,079
 Meiwa Industry Co., Ltd...............................       26,000         56,236
 *Meiwa Trading Co., Ltd...............................       56,000         54,200
 Mitsuba Corp..........................................       72,000        309,039
 Mitsubishi Cable Industries, Ltd......................      239,000        508,896
 Mitsubishi Paper Mills, Ltd...........................      419,000        846,322
 Mitsubishi Steel Manufacturing Co., Ltd...............      209,000        216,352
 *Mitsui Construction Co., Ltd.........................      199,000        125,610
 Mitsui Home Co., Ltd..................................      104,000        377,243
 Mitsui Matsushima Co., Ltd............................       55,000         96,743
 *Mitsui Mining Co., Ltd...............................      240,000        216,125
 *Mitsui Wood Systems, Inc.............................       64,000         54,402
 Mitsuuroko Co., Ltd...................................      174,000        904,999
 *Miyaji Construstion & Engineering Co., Ltd...........       15,000         24,365
 Miyazaki Bank, Ltd....................................      234,260        798,479
 Miyuki Keori Co., Ltd.................................      124,000        443,528
 Mizuno Corp...........................................      210,000        685,743
 Morita Corp...........................................      117,000        284,573
 Morozoff, Ltd., Osaka.................................      119,000        220,333
 Mory Industries, Inc..................................       69,000        127,756
 Mutow Co., Ltd........................................       89,000        389,497
 #Mycal Corp...........................................      422,000        561,151
 *Myojo Foods Co., Ltd.................................       70,000        131,964
 *Nabco, Ltd...........................................      127,000        174,222
 Nagase & Co., Ltd.....................................      239,000      1,180,719
 *Naigai Co., Ltd......................................      140,000        144,925
 Nakabayashi Co., Ltd..................................       91,000        192,998
 *Nakamichi Corp.......................................      125,000         76,797
 Nakamuraya Co., Ltd...................................        8,000         19,121
 *#Nakano Corp.........................................      157,000        104,385
 Nakayama Steel Works, Ltd.............................      170,000        204,595
 Nakayo Telecommunications, Inc........................       32,000         64,905
 Neturen Co., Ltd., Tokyo..............................       73,000        208,887
 Nichia Steel Works, Ltd...............................      156,200        458,793
 Nichiha Corp..........................................       12,000         87,864
 *Nichimen Corp........................................      669,000        861,446
                                                            SHARES           VALUE+
                                                            ------           ------

 Nichimo Co., Ltd......................................      127,000   $    177,428
 *Nichimo Corp.........................................      104,000         64,770
 Nichireki Co., Ltd....................................       32,000        129,002
 Nihon Kagaku Sangyo Co., Ltd..........................       27,000         69,307
 Nihon Kohden Corp.....................................       82,000        245,683
 Nihon Matai Co., Ltd..................................      119,000        230,348
 Nihon Nohyaku Co., Ltd................................      102,000        199,158
 Nihon Parkerizing Co., Ltd............................      228,000        734,927
 Nihon Tokushu Toryo Co., Ltd..........................       79,000        180,180
 *Niigata Chuo Bank, Ltd...............................      321,000              0
 Nikko Co., Ltd., Akashi...............................      123,000        281,569
 Nippon Beet Sugar Manufacturing Co., Ltd..............      242,000        346,238
 *Nippon Carbon Co., Ltd...............................      172,000        276,485
 Nippon Chemical Industrial Co., Ltd...................       47,000        145,565
 *Nippon Chemiphar Co., Ltd............................      115,000        304,873
 Nippon Chutetsukan KK.................................        1,000          1,708
 *Nippon Columbia Co., Ltd.............................       35,000         61,858
 *Nippon Concrete Industries Co., Ltd..................       59,000         55,614
 Nippon Conlux Co., Ltd................................       78,000        376,149
 *Nippon Conveyor Co., Ltd.............................       52,000         45,952
 Nippon Denko Co., Ltd.................................      137,000        222,530
 Nippon Densetsu Kogyo Co., Ltd........................      106,000        342,569
 Nippon Fine Chemical Co., Ltd.........................       40,000        171,688
 Nippon Formula Feed Manufacturing Co., Ltd............       35,000         44,479
 Nippon Hodo Co., Ltd..................................      185,000        870,350
 Nippon Hume Pipe Co., Ltd.............................       95,000        143,915
 *Nippon Kinzoku Co., Ltd..............................      126,000        131,493
 Nippon Koei Co., Ltd., Tokyo..........................      143,000        318,928
 *Nippon Koshuha Steel Co., Ltd........................      204,000        166,538
 *Nippon Light Metal Co., Ltd..........................    1,031,000        989,177
 *#Nippon Metal Industry Co., Ltd......................      238,000        316,479
 *Nippon Piston Ring Co., Ltd..........................      122,000        122,185
 Nippon Road Co., Ltd..................................      142,000        228,261
 Nippon Seisen Co., Ltd................................       35,000         69,222
 Nippon Sharyo, Ltd....................................      232,000        394,412
 Nippon Shinpan Co., Ltd...............................      490,000      1,072,210
 Nippon Soda Co., Ltd..................................      197,000        580,290
 Nippon Suisan Kaisha, Ltd.............................      104,000        196,937
 Nippon Synthetic Chemical Industry Co., Ltd...........      150,000        210,823
 Nippon Typewriter Co., Ltd............................       44,000        146,642
 *Nippon Valqua Industries, Ltd........................      153,000        258,820
 *Nippon Yakin Kogyo Co., Ltd..........................      237,000        169,542
 *Nissan Construction Co., Ltd.........................      106,000         78,505
 *#Nissan Diesel Motor Co., Ltd........................      377,000        494,967
 Nissan Shatai Co., Ltd................................      248,000        440,397
 Nisshin Oil Mills, Ltd................................      228,000        696,549
 Nisshin Steel Co., Ltd................................      450,000        443,107
 Nisshinbo Industries, Inc.............................        9,000         46,356
 Nissin Corp...........................................      159,000        244,883
 Nissin Electric Co., Ltd..............................      170,000        331,931
 Nissin Sugar Manufacturing Co., Ltd...................      124,000        169,062
 Nittan Co., Ltd.......................................       18,000         29,843
 Nittan Valve Co., Ltd.................................       34,000         60,663
 Nittetsu Mining Co., Ltd..............................      132,000        318,835
 Nitto Boseki Co., Ltd.................................      356,000        629,187
 Nitto Construction Co., Ltd...........................       10,000         17,085
 Nittoc Construction Co., Ltd..........................       73,000        119,803
 Noda Corp.............................................       24,000         95,741
 Nohmi Bosai, Ltd......................................       61,000        210,486

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Nomura Co., Ltd.......................................       47,000   $    142,400
 Noritz Corp...........................................       73,000        726,191
 *Oak Co., Ltd.........................................       22,000         21,478
 Obayashi Road Corp....................................      152,000        319,811
 Ohki Corp.............................................      168,000        279,953
 *Ohkura Electric Co., Ltd.............................       36,000         46,356
 Okabe Co., Ltd........................................       98,000        285,373
 Oki Electric Cable Co., Ltd...........................       10,000         24,323
 Okuma and Howa Machinery, Ltd.........................       72,000         95,136
 Okumura Corp..........................................      400,000      1,599,057
 Okura Industrial Co., Ltd.............................      180,000        551,422
 *Ono Sokki Co., Ltd...................................       37,000         67,884
 *Optec Dai-Ichi Denko Co., Ltd........................       52,333         40,080
 Oriental Construction Co., Ltd........................       44,000        154,048
 Osaka Securities Finance Co., Ltd.....................       63,000        121,949
 Osaka Steel Co., Ltd..................................       61,000        220,754
 Oyo Corp..............................................       50,000        549,571
 P.S.C. Corp...........................................       40,300        134,650
 Pacific Industrial Co., Ltd...........................      187,000        524,078
 #Parco Co., Ltd.......................................      110,000        435,112
 Piolax, Inc...........................................       18,000        121,343
 Pokka Corp............................................      110,000        370,308
 *Press Kogyo Co., Ltd.................................       46,000         38,327
 *Prima Meat Packers, Ltd..............................       93,000         83,749
 Raito Kogyo Co., Ltd..................................       91,300        368,827
 Renown Look, Inc......................................      114,000        169,820
 *#Renown, Inc.........................................      438,000        346,507
 Rheon Automatic Machinery Co., Ltd....................       93,000        288,815
 Rhythm Watch Co., Ltd.................................      120,000        180,778
 Ricoh Elemex Corp.....................................       50,000        258,795
 *Rikei Corp...........................................       22,000         62,952
 Riken Vinyl Industry Co., Ltd.........................      104,000        293,217
 Royal Co., Ltd........................................       15,000        156,539
 Ryoden Trading Co., Ltd...............................       85,000        252,525
 S.T. Chemical Co., Ltd................................      115,000        716,209
 SXL Corp..............................................      132,000        296,617
 Sagami Co., Ltd.......................................      141,000        360,747
 Sakai Heavy Industries, Ltd...........................       67,000        132,511
 *Sakai Ovex Co., Ltd..................................       88,000         65,174
 *Sakurada Co., Ltd....................................       36,000         30,298
 San-Ai Oil Co., Ltd...................................      100,000        294,563
 Sankei Building Co., Ltd..............................       36,000        108,770
 Sanki Engineering Co., Ltd............................      127,000        699,024
 *Sanko Metal Industrial Co., Ltd., Tokyo..............       49,000         49,487
 *Sankyo Aluminum Industry Co., Ltd....................      371,000        240,422
 Sankyo Seiko Co., Ltd.................................       87,000        180,853
 *Sankyu, Inc., Tokyo..................................      502,000        422,488
 Sanritsu Corp.........................................        6,000         36,913
 Sanshin Electronics Co., Ltd..........................       57,000        337,721
 Sanwa Shutter Corp....................................      359,000        909,434
 Sanyo Engineering & Construction, Inc.................       31,000         88,706
 Sanyo Industries, Ltd., Tokyo.........................      121,000        437,889
 Sanyo Special Steel Co., Ltd..........................      304,000        483,555
 Sasebo Heavy Industries Co., Ltd., Tokyo..............      245,000        212,380
 Sata Construction Co., Ltd., Gumma....................      134,000        138,714
 Sato Shoji Corp.......................................       49,000        167,430
 *Seikitokyu Kogyo Co., Ltd............................      211,000        149,167
 Seino Transportation Co., Ltd.........................      247,000      1,363,676
 #Seiren Co., Ltd......................................       85,000        261,825
                                                            SHARES           VALUE+
                                                            ------           ------

 *Seiyo Food Systems, Inc..............................       97,000   $    273,481
 Sekisui Jushi Co., Ltd................................       75,000        267,001
 Sekisui Plastics Co., Ltd.............................      162,000        305,403
 Senko Co., Ltd........................................      180,000        342,367
 Senshukai Co., Ltd....................................       88,000        416,226
 Shibusawa Warehouse Co., Ltd..........................      123,000        276,393
 Shibuya Kogyo Co., Ltd................................       61,000        413,786
 Shimizu Bank, Ltd.....................................       10,300        372,749
 Shin Nippon Air Technologies Co., Ltd.................       44,620        143,075
 Shinagawa Fuel Co., Ltd...............................       90,000        376,452
 Shinko Shoji Co., Ltd.................................       40,000        234,641
 *Shinmaywa Industries, Ltd............................      189,000        418,339
 Shoei Foods Corp......................................       29,000        115,932
 *Shokusan Jutaku Sogo Co., Ltd........................      116,000         78,101
 *Showa Aircraft Industry Co., Ltd.....................       52,000        135,667
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......       61,000         96,516
 Showa Highpolymer Co., Ltd............................       26,000         77,462
 Showa Sangyo Co., Ltd.................................      146,000        270,325
 Sintokogio, Ltd., Nagoya..............................      113,000        313,836
 *Snow Brand Seed Co., Ltd.............................       48,000        201,986
 Snt Corp..............................................       31,000         61,050
 Soda Nikka Co., Ltd...................................       82,000        142,165
 *Sokkisha Co., Ltd....................................       35,000         66,571
 Somar Corpor..........................................       25,000         55,967
 Sotetsu Rosen Co., Ltd................................        2,000          8,366
 Sotoh Co., Ltd........................................       19,000         80,113
 *Space Co., Ltd.......................................       17,000         61,235
 Subaru Enterprise Co., Ltd............................       41,000        124,222
 Suminoe Textile Co., Ltd..............................      116,000        178,657
 Sumitomo Densetsu Co., Ltd............................       56,000        231,409
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       83,000        273,127
 Sumitomo Seika Chemicals Co., Ltd.....................       10,000         22,808
 *Sun Wave Corp........................................       70,000        123,127
 SunTelephone Co., Ltd.................................       78,000        219,912
 *Suzutan Co., Ltd.....................................      156,000        190,372
 TYK Corp..............................................       73,000        133,934
 Tachikawa Corp........................................       32,000        172,631
 Tachi-S Co., Ltd......................................       35,000        181,745
 Tadano, Ltd...........................................      222,000        383,016
 Taihei Dengyo Kaisha, Ltd.............................       58,000        163,037
 Taihei Kogyo Co., Ltd.................................      124,000        146,103
 Taikisha, Ltd.........................................       60,000        383,774
 *Taisei Prefab Construction Co., Ltd..................      265,000        256,480
 Taisei Rotec Corp.....................................      220,000        303,653
 Taiyo Toyo Sanso Co., Ltd.............................      164,000        367,144
 #Takada Kiko Co., Ltd.................................       73,000        284,455
 *Takamisawa Electric Co., Ltd.........................       18,000         65,141
 *#Taka-Q Co., Ltd.....................................       98,000         75,055
 #Takara Co., Ltd......................................       97,000      1,089,842
 Takara Standard Co., Ltd..............................      242,000        981,687
 Takigami Steel Construction Co., Ltd..................       43,000        138,967
 Takiron Co., Ltd......................................      157,000        457,179
 Tamura Corp...........................................       73,000        232,848
 *Tanseisha Co., Ltd...................................       34,000        112,456
 Tasaki Shinju Co., Ltd................................       65,000        236,871
 *Tatsuta Electric Wire & Cable Co., Ltd...............      107,000        141,382
 Tayca Corp............................................      169,000        382,604
 Techno Ryowa, Ltd.....................................       29,000        126,915

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Teikoku Hormone Manufacturing Co., Ltd................       76,000   $    527,689
 Teikoku Tsushin Kogyo Co., Ltd........................       63,000        179,212
 Tekken Corp...........................................      230,000        207,120
 Ten Allied Co., Ltd...................................       41,000        138,369
 Tenma Corp............................................       54,000        769,416
 *Tesac Corp...........................................        1,000            488
 Tetra Co., Ltd., Tokyo................................       42,000         77,765
 *Titan Kogyo KK.......................................       86,000        120,148
 Toa Doro Kogyo Co., Ltd...............................       76,000        133,042
 *Toa Wool Spinning & Weaving Co., Ltd.................      185,000        118,330
 Toagosei Co., Ltd.....................................      367,000        704,225
 *Tobu Store Co., Ltd..................................      168,000        287,022
 #Tochigi Bank, Ltd....................................      114,000        616,916
 Tochigi Fuji Industrial Co., Ltd......................      125,000        263,003
 Toda Kogyo Corp.......................................      156,000        697,155
 Toenec Corp...........................................      152,000        575,661
 Tohoku Telecommunications Construction Co., Ltd.......       34,000         64,955
 Tohto Suisan Co., Ltd.................................      135,000        278,362
 Tokai Lease Co., Ltd..................................       32,000         44,976
 *Tokai Senko KK, Nagoya...............................      118,000        103,282
 Tokico, Ltd...........................................      202,000        375,711
 *Tokimec, Inc.........................................      134,000        161,269
 Toko Electric Corp....................................       45,000        120,434
 Tokushu Paper Manufacturing Co., Ltd..................       80,000        308,366
 Tokyo Biso Kogyo Corp.................................       19,000         73,876
 Tokyo Denki Komusho Co., Ltd..........................       82,000        293,301
 *Tokyo Dome Corp......................................      176,000        577,681
 Tokyo Nissan Auto Sales Co., Ltd......................       34,000         60,949
 Tokyo Soir Co., Ltd...................................       28,000         56,556
 Tokyo Steel Manufacturing Co., Ltd....................      245,100        841,616
 #Tokyo Tatemono Co., Ltd..............................      360,000        663,525
 *Tokyo Tekko Co., Ltd.................................      170,000        145,935
 Tokyotokeiba Co., Ltd.................................      120,000        123,212
 *Tokyu Car Corp.......................................      175,000        128,135
 *#Tokyu Construction Co., Ltd.........................      223,000        142,636
 *Tokyu Department Store Co., Ltd......................      437,000        419,273
 *Tokyu Hotel Chain Co., Ltd...........................       81,000        139,067
 Tokyu Store Chain Corp................................      110,000        284,211
 *Tokyu Tourist Corp...................................       54,000         68,170
 Toli Corp.............................................      100,000        184,312
 Tomoe Corp............................................       64,000        110,419
 Tomoku Co., Ltd.......................................      164,000        347,820
 Tonami Transportation Co., Ltd........................      154,000        290,321
 Topcon Corp...........................................      129,000        383,244
 Topre Corp............................................       92,000        357,718
 Torishima Pump Manufacturing Co., Ltd., Osaka.........       93,000        443,789
 Toshiba Chemical Corp.................................       70,000        171,436
 Toshiba Engineering & Construction Co., Ltd...........      107,000        326,889
 Tosho Printing Co., Ltd...............................      102,000        204,309
 Tostem Corp...........................................       20,184        351,632
 Totenko Co., Ltd......................................       37,000         93,730
 Totetsu Kogyo Co., Ltd................................      117,000        199,891
 Totoku Electric Co., Ltd., Tokyo......................       57,000        124,247
 *Towa Meccs Corp......................................       75,000         56,177
 *#Towa Real Estate Development Co., Ltd...............      181,000        111,202
                                                            SHARES           VALUE+
                                                            ------           ------

 *Toyo Construction Co., Ltd...........................      326,000   $    219,492
 *Toyo Electric Co., Ltd...............................       14,000         16,613
 *#Toyo Engineering Corp...............................      226,000        568,709
 #Toyo Ink Manufacturing Co., Ltd......................      378,000      1,218,431
 *#Toyo Kanetsu KK.....................................      206,000        381,417
 Toyo Kohan Co., Ltd...................................      159,000        479,061
 Toyo Securities Co., Ltd..............................      267,000        622,446
 *Toyo Shutter Co., Ltd................................       66,000         73,321
 Toyo Wharf & Warehouse Co., Ltd.......................      122,000        164,282
 Toyota Tsusho Corp....................................       20,000         79,616
 *Toyota Woodyou Home Corp.............................       29,000         53,939
 *Tsudakoma Corp.......................................      118,000        140,027
 *Tsugami Corp.........................................      282,000        816,428
 *Tsukamoto Co., Ltd...................................       49,000         62,683
 *#Tsumura & Co........................................       44,000        179,229
 Tsurumi Manufacturing Co., Ltd........................       40,000        193,907
 *Tsurumi Soda Co., Ltd................................       29,000         99,091
 Tsutsumi Jewelry Co., Ltd.............................        2,900         57,600
 Tsutsunaka Plastic Industry Co., Ltd..................       70,000        184,397
 *Tsuzuki Denki Co., Ltd...............................       39,000        131,291
 U-Shin, Ltd...........................................       38,000        191,247
 Ube Material Industries, Ltd..........................      127,000        145,363
 Uchida Yoko Co., Ltd..................................      101,000        439,463
 Ueki Corp.............................................      113,000        183,547
 #Uniden Corp..........................................       83,000        377,209
 Unisia Jecs Corp......................................      242,000        399,192
 *Utoc Corp............................................       42,000         48,426
 Wakachiku Construction Co., Ltd.......................      204,000        183,706
 Yahagi Construction Co., Ltd..........................      130,000        374,179
 Yamamura Glass Co., Ltd...............................      227,000        406,926
 *Yamanashi Chuo Bank, Ltd.............................      203,000        604,797
 *Yamatane Corp........................................      132,000        143,309
 Yamato Corp...........................................       42,000        123,363
 *Yamato International, Inc............................       72,000         85,440
 Yamato Kogyo Co., Ltd.................................      140,000        604,444
 Yasuda Warehouse Co., Ltd.............................       21,000         67,337
 Yellow Hat, Ltd., Tokyo...............................       51,000        407,760
 Yodogawa Steel Works, Ltd.............................      478,000      1,166,639
 Yokogawa Bridge Corp..................................       75,000        251,852
 Yokohama Reito Co., Ltd...............................       38,000        244,656
 Yondenko Corp.........................................      139,650        453,669
 Yonex Co., Ltd........................................       37,000        130,786
 Yorozu Corp...........................................       33,000        131,367
 Yuasa Funashoku Co., Ltd..............................       77,000        134,144
 *Yuasa Trading Co., Ltd...............................      169,000        206,236
 *Yuken Kogyo Co., Ltd.................................       55,000         57,861
 *Yuraku Real Estate Co., Ltd..........................       90,000        170,426
 Yurtec Corp...........................................      126,000        370,089
 Yushiro Chemical Industry Co., Ltd....................       22,000        129,608
 *#Zexel Corp..........................................      531,000        723,969
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $237,716,883)..................................                 163,056,257
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.2%)
 *Japanese Yen
   (Cost $786,695).....................................                     809,606
                                                                       ------------
TOTAL -- JAPAN
  (Cost $238,503,578)..................................                 163,865,863
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (16.6%)
COMMON STOCKS -- (16.6%)
 600 Group P.L.C.......................................      155,890   $    157,237
 AIM Group P.L.C.......................................       32,556         90,187
 API Group P.L.C.......................................       31,000         55,489
 ASDA Property Holdings P.L.C..........................      140,000        477,328
 *ASW Holdings P.L.C...................................    1,067,640         98,586
 Abbeycrest P.L.C......................................       70,000         99,941
 *Acatos & Hutcheson P.L.C.............................      100,404         76,310
 Adam & Harvey Group P.L.C.............................        8,000         14,945
 Aggregate Industries P.L.C............................          102            127
 Airflow Streamlines P.L.C.............................       19,305         20,980
 Airsprung Furniture Group P.L.C.......................       80,900         95,390
 *Alexanders Holdings P.L.C............................       71,000         18,660
 Alexandra Workwear P.L.C..............................       46,000         75,151
 Allders P.L.C.........................................      156,842        374,326
 Allen P.L.C...........................................       56,000        208,036
 Alumasc Group P.L.C...................................      150,000        250,384
 *Amberley Group P.L.C.................................       71,000         22,442
 Amstrad P.L.C.........................................       74,125         65,815
 *Anglesey Mining P.L.C................................      100,000          3,552
 Anglo Eastern Plantations P.L.C.......................       57,195         27,626
 Anite Group P.L.C.....................................      526,449      1,103,129
 Antofagasta Holdings P.L.C............................       15,800        116,718
 *Arcadia Group P.L.C..................................      215,588        854,489
 Armitage Brothers P.L.C...............................       10,000         20,457
 Armour Trust P.L.C....................................      225,000         59,133
 Arriva P.L.C..........................................      112,920        516,541
 Ascot P.L.C...........................................      174,615      1,005,890
 Ashtenne Holdings P.L.C...............................       50,000        150,586
 Aston Villa P.L.C.....................................       10,000         27,702
 Austin Reed Group P.L.C...............................      138,001        285,248
 Avesco P.L.C..........................................       26,071        325,925
 Avon Rubber P.L.C.....................................       48,840        103,034
 *Azlan Group P.L.C....................................        8,507         18,551
 BICC P.L.C............................................      146,101        406,806
 *BS P.L.C.............................................        5,000         11,436
 BSS Group P.L.C.......................................       77,000        306,286
 Babcock International Group P.L.C.....................      458,333        739,018
 Baggeridge Brick P.L.C................................       96,100        136,522
 Baird (William) P.L.C.................................      236,500        240,223
 Barlows P.L.C.........................................      100,000        100,154
 Barr (A.G.) P.L.C.....................................        7,500         55,671
 Baynes (Charles) P.L.C................................      200,000        173,316
 Beale P.L.C...........................................       10,000         15,982
 Beattie (James) P.L.C.................................      205,000        527,121
 Belhaven Brewery Group P.L.C..........................       12,000         34,265
 Bellway P.L.C.........................................      100,000        619,390
 Bemrose Corp. P.L.C...................................       14,065         52,250
 Benchmark Group P.L.C.................................       92,000        392,745
 Bentalls P.L.C........................................      111,883        158,943
 Bett Brothers P.L.C...................................       71,892        276,776
 Birse Group P.L.C.....................................      529,277         77,070
 *Bizspace P.L.C.......................................       34,782         16,059
 Black Arrow Group P.L.C...............................       35,000         39,529
 *Blagden Industries P.L.C.............................      181,983         28,438
 Body Shop International P.L.C.........................      180,000        245,483
 Boosey & Hawkes P.L.C.................................       18,000         40,530
 Boot (Henry) & Sons P.L.C.............................       50,000        195,335
 Bristol Water Holdings P.L.C..........................        4,000         54,410
 *British Biotech P.L.C................................      640,896        200,303
 British Polythene Industries P.L.C....................       33,960        116,992
                                                            SHARES           VALUE+
                                                            ------           ------

 British Vita P.L.C....................................      216,100   $    549,523
 Brown & Jackson P.L.C.................................      458,200        227,825
 *Brunel Holding PLC...................................        8,648          3,471
 Budgens P.L.C.........................................      327,148        378,774
 Bullough P.L.C........................................      235,000        131,869
 *Burn Stewart Distillers P.L.C........................      200,395         69,036
 Burndene Investments P.L.C............................      229,402        102,656
 Burtonwood Brewery P.L.C..............................       37,080        101,402
 *CLS Holdings P.L.C...................................      254,181        853,989
 Caffyns P.L.C.........................................        2,500         12,430
 *Cairn Energy P.L.C...................................      125,290        601,604
 Cannons Group P.L.C...................................      153,444        335,698
 Cape P.L.C............................................      237,482         84,343
 Capital & Regional Properties P.L.C...................      181,162        616,383
 Carbo P.L.C...........................................      342,000         42,512
 Carclo Engineering Group P.L.C........................      144,314        194,765
 Carr's Milling Industries P.L.C.......................       11,000         16,799
 Castings P.L.C........................................       40,000         83,817
 Chapelthorpe P.L.C....................................      416,732         90,283
 Chorion P.L.C.........................................       87,600         39,201
 Churchill China P.L.C.................................       30,000         75,222
 City Centre Restaurants P.L.C.........................      178,750        116,810
 Clarkson (Horace) P.L.C...............................       75,061        265,517
 Clinton Cards P.L.C...................................      107,415        228,894
 *Clubhaus P.L.C.......................................       92,733         53,354
 Coats Viyella P.L.C...................................      924,730        719,245
 Colefax & Fowler Group P.L.C..........................       96,000        135,016
 Community Hospitals Group P.L.C.......................       67,000        628,198
 *Cook (D.C.) Holdings, Ltd............................      200,000         25,571
 Coral Products P.L.C..................................       50,000         31,964
 Cosalt P.L.C..........................................       20,000         63,786
 *Costain Group P.L.C..................................       73,000         12,185
 Countryside Property P.L.C............................      144,855        411,568
 Countrywide Assured Group P.L.C.......................       94,783        153,502
 Courts P.L.C..........................................      141,633        658,952
 Cox Insurance Holdings P.L.C..........................       70,000        245,128
 *Cradley Group Holdings P.L.C.........................       38,466         10,929
 *Creighton Naturally P.L.C............................      250,000         13,318
 Crest Nicholson P.L.C.................................      545,000      1,711,066
 Cropper (James) P.L.C.................................       14,000         43,059
 *DRS Data Research Services P.L.C.....................       51,000         12,679
 DTZ Holdings P.L.C....................................       42,423        121,137
 Daejan Holdings P.L.C.................................       34,500        597,939
 Dairy Crest Group P.L.C...............................      223,000        923,467
 *Dana Petroleum P.L.C., UK............................      233,333         48,893
 *Dawson International P.L.C...........................      303,194        254,127
 Delancey Estates P.L.C................................       63,465        104,134
 Delta P.L.C...........................................      366,000        660,333
 Derwent Valley Holdings P.L.C.........................       94,000      1,051,614
 Development Securities P.L.C..........................       70,000        380,371
 Dewhirst Group P.L.C..................................      132,000        141,579
 Diploma P.L.C.........................................      143,039        642,125
 *Direct Message P.L.C.................................       34,000          7,004
 Dixon Motors P.L.C....................................      165,000        427,784
 Domino Printing Sciences P.L.C........................      240,000        514,833
 Dowding & Mills P.L.C.................................      141,000         72,611
 East Surrey Holdings P.L.C............................       45,000        123,061
 Eldridge Pope & Co. P.L.C.............................       25,000         90,032
 Eleco Holdings P.L.C..................................       68,900         21,044
 Electronic Data Processing P.L.C......................       55,900         41,692
 *Elementis P.L.C......................................      853,698        842,882
 *Emess P.L.C..........................................      200,000         29,123

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Energy Technique P.L.C...............................       25,000   $      1,154
 Ennstone P.L.C........................................      268,843        124,125
 Enterprise Inns P.L.C.................................       36,307        280,845
 Esporta P.L.C.........................................      127,900        208,043
 Estates & General P.L.C...............................       75,000        144,370
 Eurocopy P.L.C........................................      156,700         69,009
 European Motor Holdings P.L.C.........................      271,675        341,563
 *Europower P.L.C......................................      115,564          8,209
 *FII Group P.L.C......................................      104,900        150,513
 Fenner P.L.C..........................................      175,000        262,282
 *Ferguson International Holdings P.L.C................       88,836         44,171
 Fine Art Developments P.L.C...........................      295,000      1,171,337
 Firth Rixson P.L.C....................................    1,018,563        593,266
 Fisher (Albert) Group P.L.C...........................       55,000         70,321
 Folkes Group P.L.C....................................       15,000         23,440
 Fortress Holdings P.L.C...............................      200,000         74,583
 Freeport Leisure P.L.C................................       12,000        104,586
 *Friendly Hotels P.L.C................................       37,061         14,215
 Fuller, Smith & Turner P.L.C. Series A................       87,000        565,442
 Fulmar P.L.C..........................................      107,500         96,975
 Galliford P.L.C.......................................      296,740        164,406
 Garban Intercapital P.L.C.............................       41,977        311,584
 Gardner Group P.L.C...................................       34,000         44,678
 Garton Engineering P.L.C..............................        6,000          4,432
 Gaskell P.L.C.........................................       40,000         29,265
 *Gearhouse Group P.L.C................................       28,000         11,535
 Georgica P.L.C........................................      124,719        163,890
 *Gioma Restaurants P.L.C..............................      200,000         99,443
 Gleeson (M.J.) Group P.L.C............................       18,829        299,587
 Glenchewton P.L.C.....................................       42,529         13,594
 Glynwed International P.L.C...........................      178,000        619,532
 Goodwin P.L.C.........................................        5,000          6,144
 Gowrings P.L.C........................................       15,000         21,629
 Grainger Trust, Ltd...................................       42,000        478,820
 Grampian Holdings P.L.C...............................      100,633        115,799
 Grantchester Holdings P.L.C...........................       90,682        251,208
 Greene King P.L.C.....................................      135,026      1,184,492
 *Greenwich Resources P.L.C............................      156,000         13,297
 Haden Maclellan Holdings P.L.C........................      105,000         57,429
 Halstead (James) Group P.L.C..........................       77,919        221,387
 *Hampton Trust P.L.C..................................      200,491         28,482
 Hanover International P.L.C...........................       33,637         56,626
 Hardys & Hansons P.L.C................................       96,200        357,375
 *Hartstone Group P.L.C................................    1,022,431         87,149
 Hawtin P.L.C..........................................      150,000         22,907
 Haynes Publishing Group P.L.C.........................       23,932         36,548
 Headway P.L.C.........................................       25,000         20,066
 Helical Bar P.L.C.....................................       34,500        404,344
 *Helphire Group P.L.C.................................      100,000        123,594
 Henlys Group P.L.C....................................       63,000        294,004
 Highbury House Communications P.L.C...................       50,009         28,595
 Hill & Smith Holdings P.L.C...........................       74,890         72,877
 *Horace Small Apparel P.L.C...........................       80,000        102,285
 House of Fraser P.L.C.................................      213,000        281,411
 *Howard Holdings P.L.C................................      100,000         49,011
 Hunting P.L.C.........................................       37,015        142,766
 IAF Group P.L.C.......................................       66,500         40,150
 Inchcape P.L.C........................................       84,666        531,028
 Independent Insurance Group P.L.C.....................       77,475        128,223
                                                            SHARES           VALUE+
                                                            ------           ------

 Intelek P.L.C.........................................       31,250   $     21,087
 *Inveresk P.L.C.......................................      124,500         30,510
 J.& J. Dyson P.L.C....................................      100,000        210,962
 *JKX Oil and Gas P.L.C................................      757,000        172,065
 Jacobs (John I.) P.L.C................................      133,169         48,242
 Jarvis Hotels P.L.C...................................      400,000        633,597
 Jarvis P.L.C..........................................      300,000      1,532,139
 *Jarvis Porter Group P.L.C............................       51,000          7,607
 John David Sports P.L.C...............................      200,000        968,863
 Johnson Group Cleaners P.L.C..........................       37,000        194,220
 Johnston Group P.L.C..................................       21,000         87,262
 Joseph (Leopold) Holdings P.L.C.......................        9,000         95,253
 *Kalamazoo Computer Group P.L.C.......................       12,200          2,903
 Kier Group P.L.C......................................       12,655         85,845
 Kunick P.L.C..........................................      799,000        150,397
 Laing (John) P.L.C....................................       76,942        531,770
 Laird Group P.L.C.....................................      131,200        424,027
 Lambert Howarth Group P.L.C...........................       15,073         36,830
 *Lamont Holdings P.L.C................................      100,000         13,496
 *Laura Ashley Holdings P.L.C..........................      300,000        108,677
 Leeds Group P.L.C.....................................      241,639        166,489
 Leicester City P.L.C..................................      100,000         71,741
 Lex Service P.L.C.....................................      121,933        978,696
 Linton Park P.L.C.....................................       30,500        146,235
 Litho Supplies P.L.C..................................       70,000         68,119
 Locker (Thomas) Holdings P.L.C........................      419,082         56,559
 London Clubs International P.L.C......................      291,000        192,231
 *London Forfeiting Co.................................       66,200         22,101
 London Industrial P.L.C...............................       30,822        512,300
 London Merchant Securities P.L.C......................      355,222        802,370
 Lookers P.L.C.........................................      168,983        260,466
 Low & Bonar P.L.C.....................................      120,000        151,722
 MFI Furniture Group P.L.C.............................      547,100        977,356
 MS International P.L.C................................       49,000         23,319
 MacDonald Hotels P.L.C................................       18,000         37,973
 MacFarlane Group Clansman P.L.C.......................       88,000        105,637
 Mallett P.L.C.........................................       25,000         67,479
 Manganese Bronze Holdings P.L.C.......................       10,000         15,201
 Marshalls P.L.C.......................................      225,001        771,933
 *Martin International Holdings P.L.C..................      226,800         36,247
 Marylebone Warwick Balfour Group P.L.C................       64,176        199,206
 *Mayborn Group P.L.C..................................       50,000         48,301
 McAlpine (Alfred) P.L.C...............................      126,000        655,133
 McCarthy & Stone P.L.C................................      155,000        680,406
 McKay Securities P.L.C................................       94,000        251,720
 McLeod Russell Holdings P.L.C.........................       31,000         26,424
 Mentmore Abbey P.L.C..................................      300,380        552,610
 *Merant P.L.C.........................................      137,341        125,846
 Merchant Retail Group P.L.C...........................      153,000        179,318
 Merivale Moore P.L.C..................................       14,000         32,021
 Merrydown P.L.C.......................................       94,172         48,831
 Mersey Docks & Harbour Co. P.L.C......................       45,030        341,603
 Metalrax Group P.L.C..................................      200,000        213,093
 Microgen Holdings P.L.C...............................       27,098         76,030
 *Mid-States P.L.C.....................................       50,000         12,075
 Molins P.L.C..........................................       57,750        137,008
 *Moss Brothers Group P.L.C............................       83,000         40,679
 *Mothercare P.L.C.....................................      115,821        519,939
 Mowlem (John) & Co. P.L.C.............................      454,478      1,313,878
 Mucklow (A & J) Group P.L.C...........................      160,000        443,233
 Northamber P.L.C......................................       23,000         34,308

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Novara P.L.C.........................................      460,000   $    271,196
 Ockham Holdings P.L.C.................................       55,000         42,192
 Old English Pub Company P.L.C.........................       70,000         91,985
 Owen (H.R.) P.L.C.....................................       70,000        128,779
 Oxford Instruments P.L.C..............................      143,399        344,279
 *Oxford Molecular Group P.L.C.........................       48,000         11,933
 *PGA European Tour Courses P.L.C......................       80,000         35,231
 *PPL Therapeutics P.L.C...............................       27,000         45,261
 *Paladin Resources P.L.C..............................      204,394        162,605
 Panther Securities P.L.C..............................       40,000         80,975
 *Partners Holdings P.L.C..............................       80,000         14,206
 Partridge Fine Arts P.L.C.............................       33,000         29,066
 Paterson Zochonis P.L.C...............................       40,000        286,397
 Pendragon P.L.C.......................................       95,000        329,975
 *Peptide Therapeutics Group P.L.C.....................      180,000        322,197
 Perry Group P.L.C.....................................       79,000         92,589
 Persimmon P.L.C.......................................      386,440      1,830,863
 Peterhouse Group P.L.C................................        1,684         10,550
 Pifco Holdings P.L.C..................................       19,500         74,519
 Pilkingtons Tiles Group P.L.C.........................      170,000         10,868
 Pillar Property P.L.C.................................      152,613        834,700
 Pittards P.L.C........................................       39,000         35,736
 *Plantation & General Investment P.L.C................       64,601         18,814
 Portmeirion Potteries (Holdings) P.L.C................       16,044         47,294
 Precoat International P.L.C...........................       13,000         13,020
 *Premier Consolidated Oilfields P.L.C.................    2,628,330        877,457
 Pressac Holdings P.L.C................................      250,000        271,694
 *Princedale Group P.L.C...............................      100,000         25,216
 *Probus Estates P.L.C.................................      416,666         20,717
 *Property Partnerships P.L.C..........................       10,000         11,365
 Prowting P.L.C........................................      113,261        249,396
 QS Holdings P.L.C.....................................      102,000         30,430
 *QSP Group P.L.C......................................       68,750         25,149
 Quick Group P.L.C.....................................      221,397        223,310
 Quintain Estates & Development P.L.C..................      223,696        608,562
 RJB Mining P.L.C......................................      500,000        703,207
 *Radamec Group P.L.C..................................       20,000          8,382
 Ransom (William) & Son P.L.C..........................       75,000         64,461
 Reed Executive P.L.C..................................       15,000         50,077
 Reg Vardy P.L.C.......................................      101,000        464,166
 Renold P.L.C..........................................      338,000        504,178
 Rowe Evans Investments P.L.C..........................       95,900         87,873
 *Royal Doulton P.L.C..................................      147,000        107,026
 Rugby Estates P.L.C...................................       32,000        115,241
 Russell (Alexander) P.L.C.............................       40,000        114,502
 Rutland Trust P.L.C...................................      182,210         96,422
 S & U P.L.C...........................................        7,000         41,020
 *SEP Industrial Holdings P.L.C........................      270,000         36,439
 SFI Group P.L.C.......................................       34,193        125,567
 Safeland P.L.C........................................      100,000         62,507
 *Safestore P.L.C......................................       35,897         23,458
 Sanderson Bramall Motor Group P.L.C...................      170,720        546,901
 *Save Group P.L.C.....................................      196,000        132,260
 Saville (J.) Gordon Group P.L.C.......................      787,302      1,006,611
 Savills P.L.C.........................................       21,000         82,041
 Scapa Group P.L.C.....................................       99,600        153,521
 Seacon Holdings P.L.C.................................       50,000         23,440
 Selfridges P.L.C......................................       15,000         78,738
                                                            SHARES           VALUE+
                                                            ------           ------

 *Send Group P.L.C.....................................        7,173   $      6,165
 Shaftesbury P.L.C.....................................      183,333        804,780
 *Sherwood Group P.L.C.................................      202,000         22,240
 *ShopRite Group P.L.C.................................      146,000         21,260
 Silentnight Holdings P.L.C............................       30,000         78,205
 Simon Engineering P.L.C...............................      175,847        152,385
 Sinclair (William) Holdings P.L.C.....................       40,000         45,460
 Sirdar P.L.C..........................................      219,721        266,880
 Smart (J.) & Co. (Contractors) P.L.C..................        8,000         35,800
 Smith (David S.) Holdings P.L.C.......................      415,000        943,292
 Smith (James) Estates P.L.C...........................       95,000        255,747
 *Soco International P.L.C.............................       63,000        121,271
 *Solvera P.L.C........................................       99,000              0
 *Somerfield P.L.C.....................................      540,396        911,641
 St. Ives P.L.C........................................        9,377         58,946
 St. Modwen Properties P.L.C...........................      214,000        351,135
 Stanley Leisure Organisation P.L.C....................      152,932        570,303
 Stirling Group P.L.C..................................      214,889         73,266
 *Stratagem Group P.L.C................................       47,000         14,021
 *Stylo P.L.C..........................................       16,588          7,070
 Swallowfield P.L.C....................................       25,000         39,245
 Syltone P.L.C.........................................       29,000         33,370
 TGI Group P.L.C.......................................       39,000         27,148
 TT Group P.L.C........................................      143,463        323,033
 *Tandem Group P.L.C...................................      441,400         32,921
 *Tandem Group P.L.C...................................      472,000              0
 Tay Homes P.L.C.......................................      103,937        138,057
 Taylor Woodrow P.L.C..................................      445,677      1,240,950
 Tbi P.L.C.............................................      221,000        261,369
 Telemetrix P.L.C......................................        8,723         24,908
 Tex Holdings P.L.C....................................       11,000         16,017
 The Cardiff Property P.L.C............................        4,000         28,839
 Thorpe (F.W.) P.L.C...................................       15,000         25,571
 Time Products P.L.C...................................       81,758        216,614
 Tinsley (Eliza) Group P.L.C...........................       27,781         28,218
 Tops Estates P.L.C....................................       82,557        211,108
 *Tottenham Hotspur P.L.C..............................       70,000         50,716
 Town Centre Securities (New) P.L.C....................      227,419        392,537
 Transport Development Group P.L.C.....................      285,056      1,095,407
 *Transtec P.L.C.......................................      305,000              0
 *Tring International Group P.L.C......................       60,000              0
 UCM Group P.L.C.......................................       46,000         78,418
 UK Land...............................................       16,000         38,641
 *Union P.L.C..........................................      100,000         33,385
 *United Industries P.L.C..............................       97,824          9,033
 *United Overseas Group P.L.C..........................       78,000          6,648
 *Vanguard Medica Group P.L.C..........................       18,000         63,544
 Vibroplant P.L.C......................................      185,000        174,772
 Viglen Technology P.L.C...............................      121,411        106,937
 *Villiers Group P.L.C.................................      183,700         26,749
 *Vislink P.L.C........................................      195,374        129,062
 Vtr P.L.C.............................................       13,000         29,734
 Wagon Industrial Holdings P.L.C.......................       48,000        112,854
 Walker Greenbank P.L.C................................      144,910         45,290
 Warner Estate Holdings P.L.C..........................       99,000        417,002
 *Waterdorm P.L.C......................................       70,000              0
 Waterman Partnership Holdings P.L.C...................       25,000         41,020
 Wembley P.L.C.........................................       53,000        517,638
 *Wescol Group P.L.C...................................       31,000          5,065
 Westbury P.L.C........................................      162,482        648,619
 Wilshaw P.L.C.........................................       28,000         12,729

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Wilson (Connolly) Holdings P.L.C......................      415,400   $  1,174,350
 Wimpey (George) P.L.C.................................      688,050      2,033,112
 Wintrust P.L.C........................................       24,000        193,488
 Wolverhampton & Dudley Breweries P.L.C................      191,939      1,236,569
 Wyevale Garden Centres P.L.C..........................       60,344        523,785
 *YJL P.L.C............................................       14,000          5,967
 Yates Brothers Wine Lodges P.L.C......................       80,000        193,204
 Yorklyde P.L.C........................................       14,000         19,988
 Yorkshire Group P.L.C.................................      117,096         99,809
 Young & Co's Brewery P.L.C. Class A...................        5,000         55,049
 Zotefoams P.L.C.......................................       20,000         28,839
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $84,539,402)...................................                  86,472,484
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $102,865).....................................                     103,111
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Plantation & General Investment P.L.C. Rights
   06/12/01
   (Cost $0)...........................................        9,938            918
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $84,642,267)...................................                  86,576,513
                                                                       ------------
GERMANY -- (6.0%)
COMMON STOCKS -- (6.0%)
 AGIV AG fuer Industrie & Verkehrswesen................       83,400        866,673
 *Aigner (Etienne) AG..................................          454         61,571
 Andreae-Noris Zahn AG, Anzag..........................       31,491        814,114
 *Anterra Vermoegensverwaltungs AG.....................        3,920        274,119
 Baader Wertpapier Handelsbank AG......................       13,100        110,482
 Balcke-Duerr AG.......................................       96,300      1,061,130
 *Bayerische Handelsbank AG............................       56,050      1,472,775
 *#Beta Systems Software AG............................       20,850        121,942
 Bien-Haus AG..........................................       16,900        198,397
 Bilfinger & Berger Bau AG, Mannheim...................      110,419      1,946,732
 Biotest AG............................................       11,000        128,668
 *Brau und Brunnen AG..................................        2,800         46,873
 *Bremer Woll-Kaemmerei AG.............................       53,100        141,326
 Brillant AG...........................................          300         22,377
 Brueder Mannesmann AG.................................       20,600         54,129
 Cewe Color Holding AG.................................        5,000         81,456
 *Deutsche Babcock AG, Oberhausen......................        3,990        135,279
 Deutsche Verkehrs-Bank AG.............................       10,353        881,924
 *Dierig Holding AG....................................        8,750         95,600
 Dom-Braugerei AG......................................          300         13,299
 Duerr Beteiligungs AG.................................        5,900        140,026
 Dyckerhoff AG.........................................       16,200        287,260
 Dyckerhoff and Widmann AG.............................      127,145        371,807
 *Edscha AG............................................        5,700         80,250
 ElreingKlinger AG.....................................        1,300         28,980
 *Em TV & Merchandising AG.............................       94,300        295,742
 Escada AG.............................................       28,545        817,797
 Eurobike AG...........................................       18,900        120,951
 Fag Kugelfischer Georg Schaeffer AG...................      245,750      1,708,073
 *Fao AG...............................................        3,400         15,274
 Fuchs Petrolub AG Oel & Chemie........................        6,480        393,541
 *Grammer AG...........................................       33,200        365,831
                                                            SHARES           VALUE+
                                                            ------           ------

 *Herlitz AG...........................................       13,643   $     45,909
 *Hoeft & Wessel AG....................................        2,600         26,446
 *#Holzmann (Philipp) AG...............................       27,760        407,066
 *Hucke AG.............................................       33,100         82,765
 *Hutschenreuther AG...................................        8,591         83,669
 Iwka AG...............................................       47,366        550,030
 *KSB AG...............................................        4,650        394,141
 *Kabel New Media AG...................................        5,600         17,800
 Kampa-Haus AG.........................................        6,200         58,333
 Kamps AG, Duesseldorf.................................       39,900        341,581
 *Kaufring AG..........................................       12,600         74,760
 *Kinowelt Medien AG...................................       15,200         52,179
 *Kloeckner Humboldt-Deutz AG..........................       40,100         91,771
 #Kolbenschmidt Pierburg AG, Duesseldorf...............       78,400      1,020,055
 *Krones AG............................................        4,700        179,271
 *Leica Camera AG......................................        4,000         25,496
 Leoni AG..............................................       16,300        355,075
 *Loesch Umweltschutz AG...............................       16,000         20,478
 *M & S Elektronik AG..................................       19,600         64,792
 *MVS Miete Vertrieb Service AG........................       45,052         50,025
 *Marbert AG...........................................        1,700         22,479
 *Maxdata AG...........................................       18,000        138,839
 *Mosaic Software AG...................................        3,300         25,873
 *Mwb Wertpapierhandelshaus AG.........................        3,100         24,043
 *#Nemetschek AG.......................................        2,600         27,327
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       16,730        110,609
 Norddeutsche Steingutfabrik AG........................        9,215         50,770
 *Nuernberger Hypothekenbank AG........................       47,450      1,411,700
 *Otto Reichelt AG.....................................       58,654        273,438
 *Pfaff (G.M.) AG......................................       80,930         21,265
 Phoenix AG, Hamburg...................................      103,686      1,193,490
 *Primacom AG..........................................       12,300         95,916
 Puma AG...............................................        4,300         63,783
 *RTV Family Entertainment AG..........................       14,800         24,462
 *Ravensberg Bau-Beteiligungen AG......................       29,500          6,251
 #Rheinmetall Berlin AG................................       85,490      1,213,750
 *Saltus Technology AG.................................        5,900         29,505
 Salzgitter AG.........................................      329,609      2,849,694
 *Sartorius AG.........................................        3,500         25,810
 Schwarz Pharma AG.....................................       16,900        380,321
 Ser Systeme...........................................        9,400         61,350
 #Sixt AG..............................................        6,200         80,668
 Spuetz AG.............................................        3,400         22,767
 Stahl (R.) AG.........................................        2,400         22,784
 Stoehr & Co. AG.......................................       44,310        244,126
 *Strabag AG...........................................       27,650        557,790
 *Sueddeutsche Bodencreditbank AG......................       49,007      1,632,487
 Tarkett AG............................................       80,000        419,061
 *Tiptel AG............................................       13,600         28,819
 *United Internet AG...................................       18,700         68,315
 VBH (Vereinigter Baubeschlag-Handel) AG...............        6,000         67,335
 *VCL Film & Medien AG.................................       10,700         20,860
 VK Muehlen AG.........................................        4,632        247,348
 *Value Management & Research AG Gesellschaft fuer
   Vermoegensmanagement Beteiligungs- und
   Vermoegensverwaltung, Schwalbach/TS.................        4,800         20,343

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vereinigte Deutsche Nickel-Werke AG...................        1,390   $     29,572
 Vossloh AG............................................       39,200        813,053
 Walter AG.............................................       16,900        480,594
 Walter Bau AG, Augsburg...............................      104,064        352,825
 Westag and Getalit AG, Rheda-Wiedenbrueck.............       19,800        151,045
 *Windhoff AG..........................................       11,400         27,056
 Wuerttembergische Metallwarenfabrik AG................       64,620        977,697
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $43,621,251)...................................                  31,411,260
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Herlitz AG Rights 06/05/01
   (Cost $0)...........................................       13,643              0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $43,621,251)...................................                  31,411,260
                                                                       ------------
FRANCE -- (5.4%)
COMMON STOCKS -- (5.4%)
 *Actielec Technologies................................        3,713         21,086
 Agricole de la Crau...................................          204         10,358
 Alain Manoukian SA....................................        9,565        381,050
 #Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,180        236,519
 Bains de Mer et du Cercle des Etrangers a Monaco......        6,329        960,256
 Bongrain SA...........................................       13,224        486,465
 *#Bull SA.............................................       43,400        103,738
 Burelle SA............................................       10,986        647,177
 CS Communication et Systemes..........................       13,500         97,264
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................        6,191        387,797
 Carbone Lorraine......................................       15,000        607,105
 *Cascades SA..........................................       22,612         55,007
 Christian Dalloz SA...................................        2,000        171,557
 Cie Francaise des Ferrailles..........................        9,710        393,493
 *Comptoir des Entrepreneurs SA........................        3,000         83,914
 Conflandey SA.........................................        1,939         48,155
 Continentale d'Entreprises SA.........................       19,198        811,999
 *Credit Agricole de la Brie New Shares Issue..........          181         10,969
 Crometal SA...........................................        1,120         55,536
 De la Rue Imperiale de Lyon...........................        2,000      2,915,798
 *Desquenne et Giral SA................................        4,761         79,701
 *Didot-Bottin.........................................        1,204         56,843
 Esso SA...............................................        1,400        102,172
 *#Euro Disney SCA.....................................      758,586        623,700
 Explosifs et de Produits Chimiques....................          312         52,891
 Faurecia SA...........................................       14,175        756,341
 Fimalac SA............................................       52,950      1,832,501
 Fonciere Lyonnaise SA.................................       15,872        450,687
 Fonderies Franco Belge................................          913         62,722
 Forges Stephanoises SA................................          300         25,009
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        2,004        122,131
 Fromageries Bel la Vache qui Rit......................          775        337,976
 GFI Industries SA.....................................        2,500         66,962
 Gantois Series A......................................          465         50,647
 Gascogne SA...........................................       10,334        720,887
 *Generale de Geophysique SA...........................        4,259        288,078
                                                            SHARES           VALUE+
                                                            ------           ------

 Geodis SA.............................................        3,300   $    118,319
 Gevelot...............................................        2,400         79,337
 *Groupe Bourbon SA....................................        1,500         57,214
 Groupe Guillin SA.....................................          480         12,438
 Groupe Zannier SA.....................................       26,650      2,121,103
 Hbs Technologie SA....................................          405          5,184
 IMS International Metal Service SA....................       13,100         99,934
 Immobanque............................................        9,394      1,150,581
 *Immobiliere et Hoteliere SA..........................       27,700         30,053
 Legris Industries SA..................................        8,500        383,292
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       12,163      1,380,449
 Maire (Henri).........................................        1,252         10,591
 Matussiere et Forest SA...............................        7,020         46,650
 *#Metaleurop SA.......................................       43,410        213,411
 *NAF NAF SA...........................................       36,191        413,820
 Nord-Est SA...........................................       22,587        555,016
 PSB Industries SA.....................................        1,838        137,097
 *Pier Import Europe SA................................       18,642        101,918
 Plastic Omnium........................................        8,895        735,105
 Robertet SA...........................................        1,300         71,073
 *Rochette.............................................      138,121        935,417
 Rougier SA............................................        2,715        160,399
 SDR de Bretagne SA....................................        3,200         37,973
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,483        510,738
 Sabeton...............................................       18,460        211,234
 Sechilienne...........................................          100         59,757
 Securidev SA..........................................       16,908        154,063
 Selectibanque SA......................................       46,567        608,247
 Signaux Girod SA......................................        5,407        170,031
 *Simco SA CVG Warrants 10/31/03.......................       27,471        135,052
 Skis Rossignol SA.....................................        7,216        103,673
 Smoby SA..............................................        1,600         42,584
 Societe Financiere Immobail SA........................        9,997        346,825
 Societe Francais des Papiers Peints...................          140          4,687
 Sucriere de Pithiviers-le-Vieil.......................          340         90,780
 Tivoly SA.............................................        1,904         22,998
 *Trouvay et Cauvin SA.................................        9,481        106,078
 VM Materiaux SA.......................................        1,636         88,749
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       43,572      2,407,987
 Vilmorin et Cie SA....................................        2,100        128,249
 *Vranken Monopole.....................................          900         26,318
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,674,583)...................................                  28,188,915
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *#Continentale d'Enterprises SA Warrants 10/31/01
   (Cost $30,655)......................................       22,587         21,060
                                                                       ------------
TOTAL -- FRANCE
  (Cost $24,705,238)...................................                  28,209,975
                                                                       ------------
SWITZERLAND -- (4.5%)
COMMON STOCKS -- (4.5%)
 *AFG Arbonia Foster Holding AG, Arbon.................          150         69,230
 Bank Coop AG..........................................        2,312        252,589

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Banque Cantonale de Geneve...........................          720   $     74,246
 Banque Privee Edmond de Rothschild SA, Geneve.........          105        746,225
 Bobst SA, Prilly......................................        2,130      3,104,714
 #Bucher Holding AG, Niederweningen....................        2,125      1,859,640
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........        1,900        317,191
 *Calida Holding AG....................................          400         60,200
 Canon (Schweiz) AG, Dietlikon.........................        9,900        435,946
 Carlo Gavazzi Holding AG..............................        2,530        303,200
 Cie Financiere Tradition..............................          750         99,079
 Daetwyler Holding AG, Atldorf.........................          940      1,336,098
 Financiere Michelin, Granges-Paccot...................          740        254,087
 Forbo Holding AG, Eglisau.............................        7,331      3,195,511
 *Galenica Holding AG, Bern Series B...................        3,115      2,538,491
 Golay-Buchel Holding SA, Lausanne.....................          125        146,319
 Industrieholding Cham AG, Cham........................        1,300        277,169
 Kuehne & Nagel International AG, Schindellegi.........        1,400        741,348
 Lem Holdings AG, Lyss.................................          180         44,748
 *Maag Holding AG, Zuerich.............................        2,137        303,749
 Moevenpick-Holding, Zuerich...........................          470        208,274
 *Nextrom Holding SA...................................          200         21,181
 Schweizerische National Versicherungs Gesellschaft....        4,998      2,785,907
 *Sihl.................................................          250          5,574
 *Sihl Registered Shares...............................          500         11,148
 UMS Schweizerische Metallwerke Holding AG, Bern.......        3,200        221,624
 Unigestion Holding, Geneve............................        9,200        558,965
 Valiant Holding.......................................          550        268,864
 Vaudoise Assurances Holding, Lausanne.................          189        384,525
 *Von Roll Holding AG, Gerlafingen.....................       15,045         95,183
 WMH Walter Meier Holding AG, Staefa...................          260        260,865
 Zehnder Holding AG....................................           50         30,657
 *Zellweger Luwa AG, Uster.............................          590        339,392
 Zschokke Holding SA, Geneve...........................        1,950        621,729
 Zueblin Holding AG....................................          440          2,170
 #Zuercher Ziegeleien Holding, Zuerich.................        2,000      1,560,732
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $20,592,786)...................................                  23,536,570
                                                                       ------------
HONG KONG -- (4.1%)
COMMON STOCKS -- (4.1%)
 ALCO Holdings, Ltd....................................      710,000         51,886
 *Acme Landis Holdings, Ltd............................      130,000         10,000
 *Allied Group, Ltd....................................    5,364,000        330,101
 *Allied Properties (Hong Kong), Ltd...................    6,468,000        219,752
 *Applied International Holdings, Ltd..................    1,150,000         23,885
 *Asia Commercial Holdings, Ltd........................       35,960          1,568
 Asia Financial Holdings, Ltd..........................      992,368        190,845
 *Asia Securities International, Ltd...................    2,326,000        113,321
 Asia Standard International Group, Ltd................    6,096,666        289,208
 *Asia Tele-Net & Technology Corp., Ltd................    4,000,000         37,950
 Associated International Hotels, Ltd..................      758,000        386,298
 Beauforte Investors Corp., Ltd........................       44,000         38,360
 *Burwill Holdings, Ltd................................      385,000         52,815
 *CCT Telecom Holdings, Ltd............................    1,162,000        134,080
                                                            SHARES           VALUE+
                                                            ------           ------

 *CNT Group, Ltd.......................................    1,428,000   $     48,517
 *Century City International Holdings, Ltd.............    2,863,067         27,897
 Champion Technology Holdings, Ltd.....................    3,810,120         99,163
 Chen Hsong Holdings, Ltd..............................      322,000         59,035
 *Cheuk Nang Technologies (Holdings), Ltd..............    3,180,000         19,570
 *Chevalier Construction Holdings, Ltd.................      194,857          4,747
 Chevalier International Holdings, Ltd.................    1,659,153        127,630
 *China Aerospace International Holdings, Ltd..........      873,000        115,284
 *China Everbright International, Ltd..................    2,210,000        155,837
 China Foods Holdings, Ltd.............................    1,032,000        254,037
 *China Investments Holdings, Ltd......................      989,000         36,771
 China Motor Bus Co., Ltd..............................       24,000        213,082
 China Online (Bermuda), Ltd...........................    9,350,000        131,862
 China Overseas Land & Investment, Ltd.................    3,256,000        584,425
 *China Star Entertainment, Ltd........................    1,246,000         30,512
 China Strategic Holdings, Ltd.........................    3,402,500         39,697
 #China Travel International Investment, Ltd...........    1,722,000        342,201
 *Chinese Estates Holdings, Ltd........................    2,675,131        301,817
 *Chinney Investments, Ltd.............................      752,000         38,083
 Chow Sang Sang Holdings International, Ltd............      738,000        143,819
 Chuangs China Investments, Ltd........................      884,000         40,801
 Chuang's Consortium International, Ltd................    3,051,760        105,641
 Chun Wo Holdings, Ltd.................................      636,000         25,278
 *City Chiu Chow (Holdings), Ltd.......................      298,000          4,050
 City e Solutions, Ltd.................................      472,964         31,532
 *Companion Building Material International Holdings,
   Ltd.................................................    1,058,880          9,639
 Continental Holdings, Ltd.............................      382,000         23,263
 Continental Mariner Investment Co., Ltd...............      823,000        125,563
 *Cosmos Machinery Enterprises, Ltd....................      414,000         24,681
 *Crocodile Garments, Ltd..............................      986,000         23,766
 Dickson Concepts International, Ltd...................      136,000         49,694
 *DigitalHongKong.com..................................           12              0
 *Dransfield Holdings, Ltd.............................    1,952,000         27,529
 Dynamic Holdings, Ltd.................................      482,000         58,089
 *Emperor (China Concept) Investments, Ltd.............    2,790,000         18,958
 Emperor International Holdings, Ltd...................      812,000         62,463
 *Esun Holdings, Ltd...................................      306,400         32,998
 *Evergo China Holdings, Ltd...........................    1,296,000         19,939
 Fairwood Holdings, Ltd................................      675,000         12,116
 *Fairyoung Holdings, Ltd..............................      990,000         19,420
 Far East Consortium International, Ltd................    1,812,301        130,117
 *Far East Holdings International, Ltd.................      408,000         17,785
 *Far East Hotels & Entertainment, Ltd.................      464,000         30,339
 Fountain Set Holdings, Ltd............................    1,350,000        155,773
 *Four Seas Travel International, Ltd..................    4,720,000         17,549
 *G-Prop (Holdings), Ltd...............................        2,671            209
 Golden Resources Development International, Ltd.......    1,083,000         63,177
 Goldlion Holdings, Ltd................................    1,092,000         63,702
 Grand Hotel Holdings, Ltd. Series A...................      372,000         44,355
 Grande Holdings, Ltd..................................      595,600        572,707

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Great Wall Electronic International, Ltd..............    2,278,566   $     48,786
 *Greaterchina Technology Group, Ltd...................       15,219            537
 *#Guangzhou Investment Co., Ltd.......................    3,964,000        421,821
 Hanny Holdings, Ltd...................................    6,476,000        117,069
 Harbour Centre Development, Ltd.......................      590,000        453,858
 *Harbour Ring International Holdings, Ltd.............    3,430,000        138,523
 Henderson China Holdings, Ltd.........................      500,000        246,801
 High Fashion International, Ltd.......................      800,000        205,133
 *Hinet Holdings, Ltd..................................    3,560,900         35,153
 *Hon Kwok Land Investment Co., Ltd....................    1,096,000         43,560
 Hong Kong and Shanghai Hotels, Ltd....................    1,789,124        940,461
 Hong Kong Ferry (Holdings) Co., Ltd...................      349,000        310,976
 *Hong Kong Parkview Group, Ltd........................      646,000        157,363
 *Hop Hing Holdings, Ltd...............................      604,000         20,908
 Hopewell Holdings, Ltd................................    1,208,800        616,039
 Hsin Chong Construction Group, Ltd....................      336,000         21,108
 *Hualing Holdings, Ltd................................      784,000         57,294
 *IMC Holdings, Ltd....................................      324,000         49,847
 *ITC Corp., Ltd.......................................      456,000         40,339
 *Imgo, Ltd............................................      352,000         27,529
 *Innovative International (Holdings), Ltd.............      539,439          4,841
 *Interchina Holdings Co., Ltd.........................      675,000         43,270
 *Iquorom Cybernet, Ltd................................    3,375,000         13,414
 *Jinhui Holdings Co., Ltd.............................      978,000         29,717
 K Wah International Holdings, Ltd.....................    1,776,988        100,243
 *KTP Holdings, Ltd....................................      758,000         42,760
 *Kader Holdings Co., Ltd..............................      857,000         23,733
 Keck Seng Investments (Hong Kong), Ltd................      570,000         48,963
 Kee-Shing Holdings Co., Ltd...........................      256,000         22,319
 King Fook Holdings, Ltd...............................      338,000         10,357
 *Kong Tai International Holdings Co., Ltd.............    5,175,000         89,570
 *#Kumagai Gumi Hong Kong, Ltd.........................      424,000         72,299
 *Kwong Sang Hong International, Ltd...................    1,060,000         56,399
 *#Lai Sun Development Co., Ltd........................    3,358,800         85,264
 *Lai Sun Garment (International), Ltd.................    2,700,000         68,540
 *Lam Soon (Hong Kong), Ltd............................      203,250         37,524
 *Lam Soon Food Industries, Ltd........................      156,000         35,001
 *Lamex Holdings, Ltd..................................    3,364,000         30,190
 Leefung-Asco Printers Holdings, Ltd...................      128,000         25,601
 *Linkful International Holdings, Ltd..................      582,000          4,477
 *Lippo, Ltd...........................................      751,000        132,873
 Liu Chong Hing Investment, Ltd........................      626,000        409,318
 *Luks Industrial Group, Ltd...........................      613,800         73,973
 *Magnificent Estates, Ltd.............................    5,014,600         28,288
 *Megga (S.) International Holdings, Ltd...............    2,098,800          2,691
 Melbourne Enterprises, Ltd............................       41,000        162,953
 *Melco International Development, Ltd.................      170,000         21,142
 Min Xin Holdings, Ltd.................................      432,000         51,509
 Miramar Hotel & Investment Co., Ltd...................      600,000        415,395
 *Mui Hong Kong, Ltd...................................    3,075,000         31,933
 Nam Hing Holdings, Ltd................................      538,000         18,624
 Nanyang Holdings, Ltd.................................       80,850         60,121
 *National Electronics Holdings, Ltd...................    1,106,000         21,837
 *New Rank City Development, Ltd.......................        6,760          1,161
 *New World China Land, Ltd............................    1,474,000        765,366
 *New World Cyberbase, Ltd.............................       56,540            855
                                                            SHARES           VALUE+
                                                            ------           ------

 New World Infrastructure, Ltd.........................      861,200   $    645,917
 *Nph International Holdings, Ltd......................       81,600         14,019
 *#Onfem Holdings, Ltd.................................      684,000         58,755
 Orient Power Holdings, Ltd............................      507,535         27,655
 *Pacific Andes International Holdings, Ltd............      624,000         25,201
 *Pacific Concord Holding, Ltd.........................    5,541,142        497,295
 *Pacific Plywood Holdings, Ltd........................    4,844,000         37,262
 Paul Y. ITC Construction Holdings, Ltd................      706,291         28,524
 *Peace Mark (Holdings), Ltd...........................    3,192,000         22,917
 Playmate Toys Holdings, Ltd...........................      234,000         10,050
 Pokfulam Development Co., Ltd.........................      244,000         62,566
 *Poly Investments Holdings, Ltd.......................    1,428,000         75,979
 Prestige Properties Holdings, Ltd.....................    1,166,000         61,291
 *Proview International Holdings, Ltd..................      556,000         35,285
 *QPL International Holdings, Ltd......................      651,000        283,776
 Realty Development Corp, Ltd..........................    1,155,000        359,096
 *#Regal Hotels International Holdings, Ltd............    4,988,179        149,010
 *Rivera Holdings, Ltd.................................    1,912,000         89,474
 *Ryoden Development, Ltd..............................    2,410,000        160,671
 *S.A.S.Dragon Holdings, Ltd...........................       94,400          6,899
 SIS International Holdings, Ltd.......................      326,000         23,824
 San Miguel Brewery Hong Kong, Ltd.....................      812,400        226,540
 Sea Holdings, Ltd.....................................    1,208,000        278,776
 *Seapower Resources International, Ltd................    2,785,000         50,703
 *Semi-Tech (Global) Co., Ltd..........................    1,950,339          6,501
 Shaw Brothers Hong Kong, Ltd..........................      158,000        124,580
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,177,000        149,392
 *Shenyin Wanguo (Hong Kong), Ltd......................      450,000         72,694
 *Shenzhen International Holdings, Ltd.................    2,862,500        198,178
 *Shougang Concord Century Holdings, Ltd...............    1,000,000         48,719
 *Shougang Concord Grand (Group), Ltd..................      833,000         48,059
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    2,196,000        130,919
 *Shougang Concord Technology Holdings, Ltd............      414,000         24,681
 *Shun Ho Construction (Holdings), Ltd.................      814,380         24,223
 *Shun Ho Resources Holdings, Ltd......................      510,000         14,320
 *Shun Shing Holdings, Ltd.............................      726,000         94,941
 Shun Tak Holdings, Ltd................................    1,924,000        281,207
 Silver Grant International Industries, Ltd............    1,050,000        127,888
 *Sincere Co., Ltd.....................................      872,000         57,017
 *Singamas Container Holdings, Ltd.....................      360,000         17,539
 *Sino Foundations Holdings, Ltd.......................      618,000         19,808
 Sino Hotels (Holdings), Ltd...........................      275,653         35,341
 South China Holdings, Ltd.............................      846,000        200,659
 South China Industries, Ltd...........................    1,182,000         56,071
 *South Sea Development Co., Ltd.......................    3,957,000         61,893
 Starlight International Holdings, Ltd.................    3,540,000         68,079
 *Stelux Holdings International, Ltd...................    1,862,552         52,535
 Styland Holdings, Ltd.................................      340,000         34,873
 Sun Hung Kai & Co., Ltd...............................    1,488,000        257,545
 *Swank International Manufacturing Co., Ltd...........      226,000          2,318

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tai Cheung Holdings, Ltd..............................    1,377,000   $    224,210
 Tai Sang Land Development, Ltd........................      640,900        146,260
 *Tak Sing Alliance Holdings, Ltd......................    1,299,335         48,310
 *Tak Wing Investment Holdings, Ltd....................      370,000         35,103
 Tan Chong International Limited.......................    2,943,000        411,276
 Tern Properties Co., Ltd..............................      168,000         31,232
 *Tian An China Investments Co., Ltd...................    8,550,000        214,852
 Tian Teck Land, Ltd...................................      800,000        172,312
 *Top Form International, Ltd..........................      494,000          9,754
 *Tung Fong Hung Holdings, Ltd.........................      694,200         12,638
 Tungtex (Holdings) Co., Ltd...........................      558,000         98,726
 *Tysan Holdings, Ltd..................................      614,000         18,106
 *UDL Holdings, Ltd....................................       75,200            636
 *USI Holdings, Ltd....................................      671,999         73,233
 *Wah Nam Group, Ltd...................................      630,000          1,938
 *Wai Kee Holdings, Ltd................................      622,000         44,658
 *Winfoong International, Ltd..........................    1,525,000         40,472
 Wing Fai International, Ltd...........................      342,000         12,277
 Wing On Co. International, Ltd........................      588,000        237,468
 Wing Shan International, Ltd..........................    1,130,000         65,918
 *Winsor Properties Holdings, Ltd......................      110,000         35,610
 *Wo Kee Hong (Holdings), Ltd..........................    2,722,400         27,225
 Wong's Kong King International (Holdings), Ltd........      874,000         36,418
 World Houseware (Holdings), Ltd.......................      650,971         13,854
 *Yaohan International Holdings, Ltd...................    1,660,000              0
 Yau Lee Holdings, Ltd.................................      657,750         33,732
 *Yoshiya International Corp., Ltd.....................      720,000         28,155
 Yugang International, Ltd.............................    6,516,000         71,009
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,307,497)...................................                  21,047,661
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Allied Properties (Hong Kong), Ltd. Rights
   06/13/01............................................    3,234,000          6,219
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      230,000            737
 *Asia Standard International Group, Ltd. Warrants
   09/30/01............................................    1,219,333          6,722
 *Champion Technology Holdings, Ltd. Warrants
   12/22/01............................................        1,993              9
 *China Travel International Investment, Ltd. Warrants
   06/30/03............................................      344,400              0
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    2,117,760          2,715
 *Cosmos Machinery Enterprises, Ltd. Warrants
   06/11/03............................................       82,800              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      675,000            865
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      615,000          1,656
 *QPL International Holdings, Ltd. Warrants 01/28/04...      130,200         12,853
 *South China Holdings, Ltd. Warrants 11/19/01.........      169,200          4,122
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      129,933            550
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      36,448
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

INVESTMENT IN
  CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $5,977).......................................                $      5,977
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $33,313,474)...................................                  21,090,086
                                                                       ------------
SINGAPORE -- (3.8%)
COMMON STOCKS -- (3.8%)
 Acma, Ltd.............................................      137,000         29,539
 *Alliance Technology & Development, Ltd...............        3,000            199
 Amtek Engineering, Ltd................................      113,000         27,488
 *Apollo Enterprises, Ltd..............................      240,000         95,532
 *Asia Food and Properties, Ltd........................    1,820,000         85,526
 Auric Pacific Group, Ltd..............................       57,000         34,664
 Bonvests Holdings, Ltd................................      675,400        164,294
 *CK Tang, Ltd.........................................      306,000         35,103
 Chemical Industries (Far East), Ltd...................       20,000         10,836
 Chevalier Singapore Holdings, Ltd.....................      200,000         32,618
 Cosco Investment, Ltd.................................    1,560,000        172,489
 Courts Singapore, Ltd.................................      162,000         52,841
 Cycle & Carriage, Ltd.................................      186,000        316,716
 Econ International, Ltd...............................      231,000         26,180
 First Capital Corp., Ltd..............................      991,000        591,704
 *Freight Links Express Holdings, Ltd..................      394,000         18,515
 General Magnetics, Ltd................................      187,000         14,474
 HTP Holdings, Ltd.....................................      103,000         16,229
 Haw Par Brothers International, Ltd...................      411,000        867,985
 *Hind Hotels International, Ltd.......................      147,000        130,030
 *Ho Bee Investment, Ltd...............................      508,000         63,191
 Hong Fok Corp., Ltd...................................    1,492,000        189,716
 Hotel Grand Central, Ltd..............................      655,400        130,441
 *Hotel Plaza, Ltd.....................................      892,000        207,120
 Hotel Properties, Ltd.................................    1,075,000        849,868
 Hour Glass, Ltd.......................................      210,000         44,408
 Hwa Hong Corp., Ltd...................................    1,608,000        355,593
 Hwa Tat Lee, Ltd......................................      330,000         53,820
 *IPC Corp., Ltd.......................................    3,248,000        161,609
 *International Factors (Singapore), Ltd...............       22,000          6,142
 Intraco, Ltd..........................................      215,000        118,863
 Isetan (Singapore), Ltd...............................       76,000         84,873
 Jack Chia-MPH, Ltd....................................      332,000        126,647
 Jurong Engineering, Ltd...............................       98,000         83,978
 *K1 Ventures, Ltd.....................................    2,045,000        209,157
 Keppel Fels Energy and Infrastructure, Ltd............      528,000        291,905
 Keppel Land, Ltd......................................      671,000        693,699
 Keppel Tatlee Finance, Ltd............................      160,000         85,802
 LC Development, Ltd...................................    1,544,363        119,532
 Lee Kim Tah Holdings, Ltd.............................      360,000         32,839
 *Lim Kah Ngam, Ltd....................................      386,000         28,275
 *Low Keng Huat Singapore, Ltd.........................      232,000         32,707
 Lum Chang Holdings, Ltd...............................    1,001,000        163,254
 Metro Holdings, Ltd...................................    1,374,000        330,433
 Natsteel, Ltd.........................................      155,000         88,262
 *Neptune Orient Lines, Ltd............................    1,830,000      1,679,447
 *Orchard Parade Holdings, Ltd.........................      942,625        218,875
 Pan-United Corp., Ltd.................................      261,000         36,073
 Prima, Ltd............................................      100,000        221,140
 *Raffles Holdings, Ltd................................      765,000        219,924
 Republic Hotels and Resorts, Ltd......................      552,000        238,035

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 SNP Corp., Ltd........................................       72,500   $     19,640
 *SPP, Ltd.............................................       55,000          2,737
 San Teh, Ltd..........................................      191,000         31,150
 Scotts Holdings, Ltd..................................    1,681,038        283,455
 *Singapore Finance, Ltd...............................      457,000        440,878
 #Singapore Land, Ltd..................................    1,437,000      2,748,780
 Singapura Building Society, Ltd.......................       84,000         51,083
 Singatronics, Ltd.....................................      575,000         87,419
 Ssangyong Cement (Singapore), Ltd.....................       77,000         66,408
 Straits Trading Co., Ltd..............................      841,200        813,850
 Superior Metal Printing, Ltd..........................       52,000          5,031
 *Tuan Sing Holdings, Ltd..............................    2,931,000        226,856
 United Engineers, Ltd.................................      538,666        378,208
 United Industrial Corp., Ltd..........................    3,597,000      1,501,393
 *United Overseas Land, Ltd............................    1,589,000      1,344,071
 *Van Der Horst, Ltd...................................       13,918         57,079
 Vickers Ballas Holdings, Ltd..........................      543,000        270,448
 *Vickers Capital, Ltd.................................      368,807         80,783
 WBL Corp., Ltd........................................      445,500        524,607
 Wing Tai Holdings, Ltd................................    1,676,000        847,817
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,217,038)...................................                  19,670,283
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $126,075).....................................                     126,273
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $103,604).....................................      174,000        125,055
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $26,446,717)...................................                  19,921,611
                                                                       ------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.7%)
 A.P. Eagers, Ltd......................................       23,570         49,582
 Adelaide Brighton, Ltd................................      584,871        168,985
 *Aerodata Holdings, Ltd...............................       52,987          2,659
 Amalgamated Holdings, Ltd.............................      174,032        148,201
 *An Feng Kingstream Steel, Ltd........................      642,125         26,039
 *Anzoil NL............................................       38,461            526
 Asia Pacific Specialty Chemicals, Ltd.................       94,300         21,032
 Atkins Carlyle, Ltd...................................       55,224         70,541
 *AuIron Energy, Ltd...................................      276,693        116,410
 *Aurora Gold, Ltd.....................................      230,029         18,073
 Ausdoc Group, Ltd.....................................       88,634         70,986
 *Ausdrill, Ltd........................................      143,070          7,615
 *Austar United Communications, Ltd....................      215,400        111,367
 Australian Oil & Gas Corp., Ltd.......................       75,792         64,927
 *Australian Pipeline Trust............................      131,700        176,239
 *Australian Resources, Ltd............................      352,493         41,095
 *Australian Worldwide Exploration, Ltd................       90,800         24,854
 *Avatar Industries, Ltd...............................      253,698         23,790
 *Bass Strait Oil Trust................................       27,191         53,064
 *Beach Petroleum NL...................................    1,236,681         35,731
 Boral, Ltd............................................      838,713      1,105,349
 Brickworks, Ltd.......................................      139,350        402,619
 *Bridgestone Australia, Ltd...........................       51,126         34,208
 Bristile, Ltd.........................................       82,699         78,766
 *Buka Mineral, Ltd....................................      101,200          8,208
 *Burswood, Ltd........................................      308,600        128,269
                                                            SHARES           VALUE+
                                                            ------           ------

 *Cable and Telecoms, Ltd..............................       46,683   $      3,644
 Caltex Australia, Ltd.................................      386,100        399,248
 *Cenntennial Coal CO Ltd Issue New I..................       22,626         12,788
 *Centaur Mining & Exploration, Ltd....................       62,058         15,099
 Centennial Coal, Ltd..................................       67,879         39,224
 Central Equity, Ltd...................................      155,382        170,125
 Centro Properties, Ltd................................      208,244        305,058
 *Climax Mining, Ltd...................................      139,697          4,461
 Clough, Ltd...........................................       40,118         18,505
 Coates Hire, Ltd......................................      145,600         72,253
 Consolidated Paper Industries, Ltd....................       64,577         39,280
 Consolidated Rutile, Ltd..............................      467,558        251,220
 *Coplex Resources NL..................................      351,512         16,036
 Coventry Group, Ltd...................................       66,628        128,337
 Crane (G.E) Holdings, Ltd.............................       72,154        268,819
 *Cranswick Premium Wines, Ltd.........................       35,600         23,820
 *Croesus Mining NL....................................      154,735         25,099
 *Cudgen RZ, Ltd.......................................       47,724          4,596
 *Cumnock Coal, Ltd....................................       40,710         12,588
 *Delta Gold NL........................................       49,598         34,694
 *Denehurst, Ltd.......................................       78,163          2,892
 *Devex, Ltd...........................................      141,218         60,129
 *Devine, Ltd..........................................       81,701          7,247
 *Diamin Resources NL..................................      178,523         11,311
 *Dominion Mining, Ltd.................................      116,119         20,012
 Downer Group, Ltd.....................................      272,166         74,773
 *Durban Roodepoort Deep, Ltd..........................       21,760         22,611
 *Ecorp Limited........................................       91,100         29,877
 *Emporer Mines, Ltd...................................      135,024         21,217
 *Energy Equity Corp., Ltd.............................      393,461         16,554
 Energy Resources of Australia, Ltd. Series A..........      200,366        238,674
 Fleetwood Corp., Ltd..................................       31,739         20,271
 *Forest Place Group, Ltd..............................       78,244         15,269
 Forrester Parker Group, Ltd...........................      169,862         66,298
 GUD Holdings, Ltd.....................................       96,340         83,017
 Gazal Corp., Ltd......................................       89,069        103,841
 *General Gold Resources NL............................      169,056          3,085
 George Weston Foods, Ltd..............................      180,077        474,651
 Goldfields, Ltd.......................................      482,474        383,716
 Gowing Bros., Ltd.....................................       74,332         85,906
 Grand Hotel Group.....................................      244,600        141,343
 Great Southern Plantations, Ltd.......................       52,356         33,970
 Green's Foods, Ltd....................................      101,626         12,878
 HIH Insurance, Ltd....................................      687,747         61,007
 *Hamilton Island, Ltd.................................       52,566         61,017
 Hancock and Gore, Ltd.................................       67,231         39,531
 Haoma Mining NL.......................................      193,606         12,267
 Harris Scarfe Holdings, Ltd...........................       62,779         23,548
 Healthscope, Ltd......................................      129,376        102,959
 Henry Walker Group, Ltd...............................      230,855        115,848
 *Hill 50 Gold NL......................................       66,185         25,832
 Homestake Mining Co...................................       68,662        469,854
 Housewares International, Ltd.........................       56,700         22,705
 Hudson Timber & Hardware, Ltd.........................      148,750         27,144
 *Intag International, Ltd.............................       93,568          1,423
 Ipoh, Ltd.............................................      268,023        196,994
 *Jingellic Minerals NL................................       14,403              0
 Jones (David), Ltd....................................      592,200        339,203
 Jupiters, Ltd.........................................      596,821      1,125,381
 *Kidston Gold Mines, Ltd..............................      198,750         15,112
 *MRI Holdings, Ltd....................................       87,075          8,827

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *MacMahon Holdings, Ltd...............................      305,720   $     17,821
 *Macquarie Corporate Telecommunications, Ltd..........      156,100         17,408
 Magellan Petroleum Australia, Ltd.....................       29,537         33,687
 *Maxi-Cube, Ltd.......................................      137,613         10,463
 Mayne Nickless, Ltd...................................       61,463        187,864
 McConnell Dowell Corp., Ltd...........................       40,304         37,795
 McPherson's, Ltd......................................       32,730         18,581
 *Mineral Deposits, Ltd................................       40,472          4,616
 Mirvac, Ltd...........................................      204,456        367,909
 *Mobile Computing Corp................................       67,500        135,149
 Namoi Cotton Cooperative, Ltd.........................      135,353         25,385
 *Nautronix, Ltd.......................................       32,280          8,672
 *Norgard Clohessy.....................................      144,138         27,033
 Normandy Mt. Leyshon, Ltd.............................      123,978         28,594
 *Normans Wine, Ltd....................................       39,119          3,569
 *Novus Petroleum, Ltd.................................      223,279        203,720
 *#One Tel Ltd.........................................    2,035,600        165,092
 *Orbital Engine Corp., Ltd............................      165,000         52,022
 Orica, Ltd............................................      211,508        481,377
 *Oriel Communications.................................       19,967            466
 Origin Energy, Ltd....................................      709,325        988,759
 PMP Communications, Ltd...............................      724,135        304,656
 Pacific BBA, Ltd......................................       61,800        112,773
 #Pacific Dunlop, Ltd..................................    1,034,330        560,990
 Pacific Hydro, Ltd....................................      174,041        384,989
 Paperlinx, Ltd........................................      383,507        818,404
 *Pasminco, Ltd........................................    1,360,716        310,379
 *Payce Consolidated, Ltd..............................       74,466         24,535
 *Perilya Mines NL.....................................      167,228         23,311
 Permanent Trustee Co., Ltd............................       18,736         71,228
 *Petsec Energy, Ltd...................................      153,726         10,519
 Portman Mining, Ltd...................................      272,770        179,743
 Prime Television, Ltd.................................      161,244        132,407
 Queensland Cotton Holdings, Ltd.......................       29,599         52,662
 *Reinsurance Australia Corp., Ltd.....................      287,432          9,907
 *#Resolute, Ltd.......................................      445,413         21,449
 Ridley Corp., Ltd.....................................      340,343        119,036
 SPC, Ltd..............................................       84,200         32,010
 Schaffer Corp., Ltd...................................       17,068         34,433
 Scott Corp., Ltd......................................       42,741         39,647
 Sea World Property Trust..............................       61,000         25,664
 Sigma Co., Ltd........................................      152,700        168,736
 Simeon Wines, Ltd.....................................       90,541        125,337
 *Smorgon Steel Group, Ltd.............................      820,900        362,011
 *Solution 6 Holdings, Ltd.............................      152,130         80,197
 Southern Cross Broadcasting (Australia), Ltd..........       51,647        337,451
 *St. Barbara Mines, Ltd...............................      329,338         27,545
 Tassal, Ltd...........................................       47,092         16,948
 Ten Network Holdings, Ltd.............................      292,000        287,142
 Thakral Holdings Group................................    1,036,697        331,059
 Ticor, Ltd............................................      482,210        271,314
 *Titan Resources NL...................................      125,121         15,221
 Tourism Assets Holdings, Ltd..........................      320,495        103,809
 *#Transcom International, Ltd.........................      101,102         21,780
 Union Gold Mining Co. NL..............................      118,986         81,422
 United Construction Group, Ltd........................       90,113         98,663
 *Valdera Resources, Ltd...............................        3,993              0
 Villa World, Ltd......................................      114,717         37,215
 Village Roadshow, Ltd.................................      355,686        265,031
 Wattyl, Ltd...........................................      101,685         88,138
                                                            SHARES           VALUE+
                                                            ------           ------

 *#Western Metals, Ltd.................................      491,208   $     33,613
 Westralian Sands, Ltd.................................      389,396        894,133
 White (Joe) Maltings, Ltd.............................       20,050         36,790
 Wide Bay Capricorn Building Society, Ltd..............       29,461         56,747
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,933,194)...................................                  19,237,249
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $313,176).....................................                     309,410
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $49,891)......................................       39,803         23,606
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 A.P. Eagers, Ltd. Options 01/31/03....................        4,174            899
 *Australian Worldwide Exploration, Ltd. Rights
   06/20/01............................................       43,238              0
 *Mirvac, Ltd. Options 06/29/01........................       20,392             10
 *Ridley Corp., Ltd. Options 04/30/02..................       33,756          2,310
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)............................................                       3,219
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $29,296,261)...................................                  19,573,484
                                                                       ------------
ITALY -- (3.1%)
COMMON STOCKS -- (3.1%)
 *Ansaldo Trasporti SpA................................      497,000        363,552
 Banca Popolare Dell'etruria e Del Lazio Scrl..........       15,000        139,221
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      172,500        858,274
 Banco Piccolo Valellinese Scarl SpA...................       29,000        220,244
 *Bastogi SpA..........................................      450,000         79,337
 Brioschi Finanziaria SpA, Milano......................      275,000         67,248
 CALP (Cristalleria Artistica la Piana SpA)............       17,000         38,978
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........    1,680,000      2,598,790
 *CMI SpA..............................................       33,000         48,950
 #Caltagirone SpA......................................    1,145,000      2,664,077
 *Carraro SpA..........................................       25,000         56,578
 Cementeria di Augusta SpA.............................      142,500        193,256
 #Cia Assicuratrice Unipol SpA.........................      331,598      1,034,329
 *Cirio Finanziaria SpA................................      115,000         55,366
 Cremonini SpA.........................................       87,000        131,262
 *Dalmine SpA..........................................      770,000        222,558
 Danieli & C.Officine Meccaniche SpA...................       24,000         88,084
 *Finarte Casa d'Aste SpA (Milano).....................      135,000        256,891
 *Finarte Partecipazioni Pro Arte SpA..................      277,050        324,068
 *Fincasa 44 SpA.......................................      175,000         62,151
 Gabetti Holding SpA...................................      175,000        562,181
 Giovanni Crespi SpA...................................       40,000         43,669
 Grandi Navi Veloci SpA................................       12,000         24,666
 *Grassetto SpA........................................      110,000              0
 *Immsi SpA............................................       22,000         14,060
 *Impregilo SpA........................................      655,000        376,973
 *Industria Romagnola Conduttori Elettrici SpA.........       17,000         52,018
 #Ipi SpA..............................................      223,750        828,788

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Italmobiliare SpA, Milano............................       15,030   $    445,888
 *La Doria SpA.........................................       19,000         35,511
 Linificio and Canapificio Nazionale SpA...............       46,250         63,900
 Maffei SpA............................................       90,500        102,407
 *Manuli Rubber Industries SpA.........................       56,000         68,826
 Marangoni SpA, Rovereto...............................       68,000        176,948
 Montefibre SpA........................................      136,481        109,205
 *Necchi SpA...........................................       62,500         20,820
 *Pagnossin SpA........................................       12,000         29,548
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      422,700        537,431
 *Premaimm SpA.........................................      523,000         82,676
 *Ratti SpA............................................       20,000         21,936
 Reno de Medici SpA, Milano............................       40,000         61,198
 SAES Getters SpA......................................        9,000        144,790
 SAIAG SpA (Industrie Articoli Gomma)..................       10,000         38,566
 *SISA (Societa Imballaggi Speciali Asti SpA)..........      175,000        108,283
 SMI STA Metallurgica Italiana SpA.....................      490,000        273,288
 SNIA SpA..............................................      117,910        235,864
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      640,000        316,805
 *Sirti SpA............................................      135,000        186,518
 Sol SpA...............................................       28,000         46,636
 Stefanel SpA..........................................       64,000         71,607
 Vianini Industria SpA.................................      315,000        388,483
 #Vianini Lavori SpA...................................      448,250      1,025,848
 Zucchi (Vincenzo) SpA.................................       74,000        329,926
                                                                       ------------
TOTAL -- ITALY
  (Cost $11,768,161)...................................                  16,328,477
                                                                       ------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.6%)
 *Active I Malmoe AB Series B..........................        4,200         42,522
 Angpannefoereningen AB Series B.......................        7,650        109,425
 Avesta Polarit........................................      225,900        707,099
 B & N Bylock & Nordsjoefrakt AB Series B..............       99,200        127,152
 Beiger Electronics AB.................................        8,000         60,931
 Beijer AB Series B....................................        8,000         47,556
 Beijer Alma AB Series B...............................       16,000        150,841
 Boras Waefveri AB Series B............................       15,900         70,888
 Capona AB.............................................       74,742        374,880
 Castellum AB..........................................       71,500        660,789
 Catena AB Series A....................................       13,600         87,161
 Cloetta AB Series B...................................        6,300         79,582
 Concordia Maritime AB Series B........................      136,100        303,391
 *Doro AB..............................................        6,400         11,592
 *Elekta AB............................................       37,700        257,373
 Esselte AB Series A...................................       21,800        139,714
 Esselte AB Series B...................................       27,000        176,802
 *Fagerlid Industrier AB...............................       51,750         78,349
 #Fastighets AB Tornet.................................       42,150        577,462
 *Fastighits AB Celtica................................       11,000         72,541
 Finnveden AB..........................................       15,100        119,215
 *Firefly AB...........................................        5,800          3,502
 *#Frontec AB Series B.................................       31,900         50,963
 #Garphyttan Industrier AB.............................       31,800        268,783
 Geveko AB Series B....................................       19,900        268,012
 Gorthon Lines AB Series B.............................       69,300        111,356
                                                            SHARES           VALUE+
                                                            ------           ------

 Gunnebo AB............................................       12,100   $    115,759
 *#Icon Medialab International AB......................       77,300         71,798
 *Intelligent Microsystems Data AB.....................       15,000         15,047
 Jacobson and Widmark AB...............................       31,000        568,673
 *Klippans Finpappersbruk AB...........................       30,800         45,772
 Ljungberg Gruppen AB Series B.........................        4,200         34,134
 *Matteus AB...........................................       64,080         92,255
 Munksjo AB............................................       61,900        396,710
 NCC AB Series B.......................................      104,400        775,755
 NH Nordiska Holding AB................................       86,500        111,677
 Naerkes Elektriska AB Series B........................       26,100        254,544
 PEAB AB Series B......................................       84,400        278,295
 Pandox Hotelfastigheter AB............................       21,400        171,935
 *Perbio Science AB....................................        3,800         54,002
 *#Perstorp AB Series B................................       53,300        480,212
 Platzer Bygg AB Series B..............................      236,100        339,908
 *Pricer AB Series B...................................      315,000         54,127
 Rottneros Bruk AB.....................................    1,191,000        995,608
 Salus Ansvar AB Series B..............................       11,800         11,289
 Scandiaconsult AB.....................................      126,800        409,857
 Scribona AB Series A..................................       15,700         24,499
 Scribona AB Series B..................................       33,900         51,324
 Spendrups Bryggeri AB Series B........................       47,200        185,445
 *Svedala Industri AB..................................       27,700        464,399
 Svenska Handelsbanken Series A........................            1             14
 Sweco AB Series B.....................................       47,050        345,240
 Trelleborg AB Series B................................      146,400      1,115,036
 Wallenstam Byggnads AB Series B.......................       79,600        454,697
 Wedins Norden AB Series B.............................        3,300         11,034
 Westergyllen AB Series B..............................        6,800         51,791
 Wihlborgs Fastigheter AB Series B.....................      560,350        780,701
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,918,257)...................................                  13,719,418
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Wihlborgs Fastigheter AB Notes 5.83% 12/02/02
   (Cost $452,917).....................................           57        533,403
                                                                       ------------

                                                            SHARES
                                                            ------
                                                           -------
                                                            (000)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $24,047)......................................                      22,973
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,395,221)...................................                  14,275,794
                                                                       ------------
SPAIN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Acerias y Forjas de Azcoitia SA.......................       15,539         90,749
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       43,440        103,097
 Banco de Valencia SA..................................        4,070         30,841
 Banco Guipuzcoano SA..................................       84,686      1,270,527
 Banco Pastor SA, La Coruna............................       21,384        825,794
 Bodegas y Bebedas SA..................................       23,836        204,058
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        5,750        116,971
 Cementos Portland SA..................................       26,000        619,268
 Elecnor SA............................................        5,770        293,445

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Empresa Nacional de Celulosa SA......................       65,880   $    999,552
 Energia e Industrias Aragonesas SA....................       61,200        236,027
 *Ercros SA............................................      102,700         39,173
 Espanola del Zinc SA..................................       12,600         25,525
 *Europistas Concesionaria Espanola SA.................      232,238      1,127,942
 *Filo SA..............................................      135,044        148,805
 Global Steel Wire SA..................................       25,480         30,020
 *Grupo Fosforera SA...................................       12,060              0
 *Iberpapel Gestion SA.................................        3,700         34,498
 Inbesos SA............................................       16,000         36,617
 *Inmobiliaria Colonial SA ICSA........................       17,700        208,989
 *#Inmobiliaria Urbis SA...............................      288,600      1,174,185
 *LSB (La Seda de Barcelona SA) Series B...............       38,400         92,438
 *Mecalux SA...........................................        6,400         40,686
 Nicolas Correa SA.....................................        8,000         20,817
 *Nueva Montana Quijano SA Series B....................      122,740         32,251
 Obrascon Huarte Lain SA...............................       28,300        136,729
 Papelera de Navarra SA................................        7,851        116,456
 Pescanova SA..........................................       34,318        472,688
 Portland Valderrivas SA...............................        6,900        150,659
 Reno de Medici SpA....................................      303,261        447,265
 *Tableros de Fibras SA Series B.......................       22,732        166,668
 *Tavex Algodonera SA..................................       53,400        126,735
 *Tubacex SA...........................................       43,010         47,757
 Unipapel SA...........................................       34,058        445,723
 Uralita SA............................................       88,000        499,754
 Vallehermoso SA.......................................      255,015      1,737,884
 Vidrala SA, Alava.....................................        6,980         43,663
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       15,400         67,746
                                                                       ------------
TOTAL -- SPAIN
  (Cost $10,636,379)...................................                  12,262,002
                                                                       ------------
NETHERLANDS -- (2.2%)
COMMON STOCKS -- (2.2%)
 *Begemann Groep NV....................................       46,384        235,895
 *Begemann Groep NV Series B...........................       44,600         22,682
 *Econosto NV..........................................       23,804        139,219
 Gamma Holding NV......................................       58,811      2,143,512
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       40,320        375,934
 Geveke NV.............................................        1,108         46,066
 Hollandsche Beton Groep NV............................       34,908        458,623
 Kas-Associatie NV.....................................       90,720      1,560,983
 #Koninklijke Bam NV...................................       77,420      1,391,195
 Koninklijke Nedlloyd NV...............................       35,875        779,971
 Koninklijke Ten Cate NV...............................       41,241      1,212,991
 Koninklijke Ubbink NV.................................          900         26,318
 MacIntosh NV..........................................       66,191      1,015,492
 Nagron Nationaal Grondbezit NV........................        2,334         59,152
 Polynorm NV...........................................       13,922        722,781
 Roto Smeets de Boer NV................................       20,904        513,838
 Stork NV..............................................       27,615        359,296
 *Textielgroep Twenthe NV..............................        1,200         76,285
 *Tulip Computers NV...................................       38,643         19,653
 *Vredestein NV........................................       64,470        366,127
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,682,142)...................................                  11,526,013
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

RIGHTS/WARRANTS -- (0.0%)
 *Hollandsche Beton Groep NV Rights 06/06/01...........       34,908   $          0
 *Koninklijke Bam NV Rights 06/13/01...................       77,420              0
 *Polynorm NV Rights 06/05/01..........................       13,922              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $14,682,142)...................................                  11,526,013
                                                                       ------------
FINLAND -- (2.1%)
COMMON STOCKS -- (2.1%)
 Amer-Yhtymae Oyj Series A.............................       80,600      1,810,422
 Bank of Aland, Ltd....................................        5,700         85,757
 *Benefon Oy...........................................       19,000         73,276
 *Capman Oyj Series B..................................       29,352         57,222
 Efore Oy..............................................        9,400         20,716
 *Eq Online Oyj........................................       16,700         16,137
 *Evox Rifa Group Oyj..................................      120,395         18,369
 Finnair Oyj...........................................      153,300        635,404
 Finvest Oyj...........................................      120,395         16,328
 HK Ruokatalo Oy Series A..............................       16,100         30,023
 Honkarakenne Oy Series B..............................       15,900         67,116
 Huhtamaki Van Leer Oyj................................       44,600      1,096,306
 Ilkka-Yhtyma Oyj......................................        2,400         41,479
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....       11,601         46,708
 #Kemira Oyj...........................................      123,100        688,654
 Kesko Oyj.............................................       55,800        413,848
 Kone Corp.............................................       27,000      1,945,049
 Laennen Tehtaat Oy....................................       12,500        120,679
 Lemminkainen Oy.......................................       23,600        260,048
 Leo Longlife Oy.......................................        7,800         49,586
 Metsaemarkka Oyj Series B.............................        1,300          4,771
 Okobank Class A.......................................       61,140        662,819
 Olvi Oyj Series A.....................................        7,500        124,599
 Partek Oyj............................................       88,300        860,711
 *Polar Real Estate Corp. Series K.....................      302,400         66,643
 Rautaruukki Oy Series K...............................      237,100        904,364
 Raute Oy Series A.....................................       11,200         71,200
 Sampo Insurance Co., Ltd..............................        2,600         22,038
 *Silja Oy AB Series A.................................       82,700         70,799
 Tamfelt Oyj...........................................          700         11,867
 Tamro Oyj.............................................       33,400         82,100
 Tulikivi Oy...........................................        5,900         85,066
 Turkistuottajat Oy....................................          500          3,174
 Yit-Yhtymae Oyj.......................................       53,100        623,366
                                                                       ------------
TOTAL -- FINLAND
  (Cost $11,671,328)...................................                  11,086,644
                                                                       ------------
DENMARK -- (1.9%)
COMMON STOCKS -- (1.9%)
 Aarhus Oliefabrik A.S. Aeries A.......................        6,770        138,529
 Alm Brand A.S. Series B...............................       28,044        481,390
 Amagerbanken A.S......................................        3,842        215,975
 Ambu International A.S. Series B......................          608         30,239
 Amtssparekassen Fyn A.S...............................        4,181        251,905
 Andersen & Martini Series B...........................          500         18,189
 Bording (F.E.) A.S. Series B..........................          475         22,139
 Brodrene Hartmann A.S. Series B.......................        6,560        100,674
 Chemitalic A.S........................................        2,230         12,117
 Codan A.S.............................................       52,875        847,520

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 DFDS A.S., Copenhagen.................................        6,880   $    105,585
 Dalhoff, Larsen & Hornemann A.S. Series B.............        1,813         42,869
 Dampskibsselsk et Torm A.S............................        3,657        253,592
 Dampskibsselskabet Norden A.S.........................        4,685        165,102
 *Dansk Data Elektronik A.S............................        1,190         14,407
 Denka Holding A.S.....................................          400         39,560
 Djursland Bank........................................          473         32,155
 *East Asiatic Co., Ltd................................       46,252      1,067,350
 Egnsbank Fyn Aktieselskab.............................          300         58,317
 Egnsbank Han Herred...................................        2,545         60,756
 Egnsbank Nord A.S.....................................          708         64,388
 #FLS Industries.......................................       37,216        465,375
 *Foras Holding A.S. Series A..........................       19,779         94,435
 Forstaedernes Bank....................................        4,715         99,695
 *Forstaedernes Bank Issue 01..........................        1,886         47,168
 Fredgaard Radio A.S...................................        2,177        111,366
 Haandvaerkerbanken I Naestved.........................          622         35,354
 *Harboes Bryggeri A.S.................................          460         20,133
 Hedegaard (Peder P.) A.S..............................        1,406         40,757
 Henriksen Og Henriksen Holding A.S. Series B..........          500         47,790
 Hoejgaard Holding A.S. Series A.......................       10,380        193,518
 Hoejgaard Holding A.S. Series B.......................        7,075        133,510
 *Junckers (F.) Industrier A.S.........................        3,475         37,923
 Kompan A.S............................................          310         15,153
 Korn-Og Foderstof Kompagnet A.S.......................       26,230        453,234
 Lan & Spar Bank A.S...................................        5,706        134,920
 Lokalbanken I Nordsjaelland A.S.......................          690         47,847
 Migatronic Series B...................................        1,294         19,859
 Moens Bank A.S........................................          424         16,966
 Morso Bank............................................          240         15,551
 *NTR Holdings A.S.....................................        1,650         15,662
 Naestved Diskontobanken...............................          651         55,134
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       14,365        315,169
 Nordvestbank..........................................        1,060         87,603
 Norresundby Bank......................................          439         43,168
 *Obtec A.S............................................          510         15,654
 Ove Arkil Series B....................................          680         44,448
 Per Aarsleff A.S. Series B............................        1,050         26,857
 *Rederiet Knud I. Larsen A.S..........................        3,619            206
 Ringkjoebing Bank.....................................          688         58,658
 *Ringkjoebing Landbobank..............................          513        145,793
 Salling Bank..........................................          500         16,199
 Sanistal A.S. Series B................................          920         27,192
 *Scanbox Danmark A.S. Series B........................        3,400          2,590
 Skaelskor Bank........................................          540         25,782
 Skjern Bank A.S.......................................          306         20,698
 Spaencom A.S..........................................          300         14,835
 Spar Nord Holding.....................................       11,919        467,454
 Sparbank Vest A.S.....................................        2,374        124,142
 Sparekassen Faaborg A.S...............................        1,634        128,168
 Sydbank A.S...........................................       15,770        767,283
 *Topdanmark A.S.......................................       24,600        668,364
 Torsana A.S. Series B.................................          200          5,684
 Totalbanken A.S.......................................          600         31,034
 VT Holdings Shares A..................................          420         12,891
 VT Holdings Shares B..................................        3,780        114,302
 Vestfyns Bank.........................................          500         18,473
                                                            SHARES           VALUE+
                                                            ------           ------

 Vestjysk Bank.........................................        1,576   $     84,204
 Wessel & Vett Magasin du Nord A.S. Series C...........        6,498        359,001
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,937,675)...................................                   9,749,960
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $67,062)......................................                      64,874
                                                                       ------------
TOTAL -- DENMARK
  (Cost $12,004,737)...................................                   9,814,834
                                                                       ------------
NORWAY -- (1.8%)
COMMON STOCKS -- (1.8%)
 *Askia Invest ASA.....................................       93,000         22,340
 *Awilco ASA Series A..................................       45,200        120,643
 *Bonheur ASA..........................................       13,355        302,989
 *Braathens S.A.F.E. ASA...............................       86,300        290,232
 *Broevig Offshore ASA.................................       10,553          6,084
 *C. Tybring-Gjedde ASA................................       38,000         28,399
 Choice Hotel Scandinavia ASA..........................       13,000         41,638
 Elkem ASA.............................................      132,052      2,269,841
 Farstad Shipping ASA..................................       65,000        305,345
 *Ganger Rolf ASA......................................        8,150        184,249
 *Gresvig ASA..........................................       13,300         18,460
 Hafslund ASA..........................................       45,500        194,310
 *Hydralift AS.........................................       15,000        126,515
 *Kenor ASA............................................       24,000          8,430
 *Kvaerner ASA.........................................       93,451        728,335
 *Kverneland ASA.......................................       21,732        204,177
 *#Leif Hoegh & Co. ASA................................       80,400        600,867
 Moelven Industrier ASA................................      179,016        206,414
 #Nera ASA.............................................      198,011        644,783
 *Nomadic Shipping ASA.................................       90,791         12,020
 Nordlandsbanken ASA...................................       16,808        401,965
 *#Ocean Rig ASA.......................................       74,711        342,987
 Odfjell ASA Series A..................................       52,474        756,315
 *Raufoss Ammunisjonfabrikker ASA......................        3,100         15,225
 Sagatex AS............................................       18,200         48,578
 #Sas Norge ASA Series B...............................       38,000        405,703
 *Scana Industrier ASA.................................       33,500          6,259
 *Sensonor ASA.........................................       82,080         89,384
 *Sinvest Asa..........................................       15,000         19,057
 Smedvig ASA Series A..................................       61,200        607,658
 *Tandberg Data ASA....................................       62,700         94,387
 Veidekke ASA..........................................        7,000         40,357
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       44,700        353,154
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,534,785)...................................                   9,497,100
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $43,697)......................................                      42,904
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Broevig Offshore ASA Rights N/Y/A
   (Cost $0)...........................................       10,553              0
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,578,482)...................................                   9,540,004
                                                                       ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
 Belge des Betons......................................          626   $    241,426
 CFE (Compagnie Francois d'Entreprises)................        2,996        622,167
 #CMB (Cie Martime Belge)..............................       28,600      1,999,949
 Cofinimmo SA..........................................        6,405        480,465
 Engrais Rosier SA.....................................          200         12,036
 Floridienne NV........................................        1,900        120,785
 Glaverbel SA..........................................       14,812      1,213,429
 *Ibel (Nouvelle)......................................        6,969        490,284
 Immobel (Cie Immobiliere de Belgique SA)..............       17,260        677,362
 *Ipso-Ilg SA..........................................        3,600         36,617
 La Promotion Internationale Prominter.................          312         16,423
 *Papeteries de Catala SA..............................          450         41,576
 Plantations Nord-Sumatra SA...........................          421         57,452
 Quick Restaurants SA..................................       10,952        163,382
 Recticel SA...........................................       58,686        462,611
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................          275         14,452
 Sapec SA..............................................        6,401        260,428
 Spector Photo Group SA................................       11,701         99,180
 *Ter Beke NV..........................................        1,600         40,686
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $8,580,939)....................................                   7,050,710
                                                                       ------------
NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 *AFFCO Holdings, Ltd..................................      732,400         92,782
 CDL Hotels NZ, Ltd....................................    1,072,200         78,868
 CDL Investments NZ, Ltd...............................      602,590         46,787
 Cavalier Corp., Ltd...................................       53,900        122,246
 Ceramco Corp., Ltd....................................       83,325         61,291
 Colonial Motor Co., Ltd...............................       77,580         89,086
 DB Group, Ltd.........................................      180,500        401,999
 *Evergreen Forests, Ltd...............................      470,500         96,135
 Fernz Corp., Ltd......................................      158,700        246,440
 *Fletcher Challenge Forests, Ltd......................    1,424,000        186,214
 *Force Corp., Ltd.....................................      475,300         46,615
 Hellaby Holdings, Ltd.................................      149,400        122,715
 #Independent Newspapers, Ltd. (Auckland)..............    1,385,541      2,066,635
 *Met Lifecare, Ltd....................................       11,905          6,324
 *New Zealand Oil & Gas, Ltd...........................      290,746         47,525
 Northland Port Corp. (New Zealand), Ltd...............      111,426         79,685
 *Otter Gold Mines, Ltd................................      185,306         14,464
 Owens Group, Ltd......................................       86,200         26,419
 Reid Farmers, Ltd.....................................       13,948          5,700
 *Richina Pacific, Ltd.................................      204,626         53,517
 Sanford, Ltd..........................................      293,500        761,611
 South Port New Zealand, Ltd...........................       71,088         34,860
 Steel & Tube Holdings, Ltd............................      250,000        182,871
 #Tasman Agriculture, Ltd..............................      380,960        213,281
 Taylors Group, Ltd....................................       42,000         20,081
 Tourism Holdings, Ltd.................................      216,321        125,527
 *Tower, Ltd...........................................      226,746        512,408
 *Trans Tasman Properties, Ltd.........................    1,297,240        121,927
 Tranz Rail Holdings, Ltd..............................      432,300        635,974
                                                            SHARES           VALUE+
                                                            ------           ------

 Williams & Kettle, Ltd................................       45,022   $     56,115
 Wrightson, Ltd........................................      480,700        131,613
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,511,899)....................................                   6,687,715
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
Capital Properties New Zealand, Ltd. Notes
 8.500%, 04/15/05
   (Cost $144,704).....................................          320        132,357
                                                                       ------------

                                                            SHARES
                                                            ------
                                                           -------
                                                            (000)
INVESTMENT IN
  CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $23,752)......................................                      23,740
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $6,680,355)....................................                   6,843,812
                                                                       ------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 Abbey P.L.C...........................................       82,403        254,938
 *Arcon International Resources P.L.C..................      441,600         33,688
 Ardagh P.L.C..........................................       73,853         92,646
 Arnotts P.L.C.........................................       38,564        225,543
 Barlo Group P.L.C.....................................      362,398        258,026
 *Crean (James), Ltd...................................       69,119         10,546
 *Dragon Oil P.L.C.....................................      555,000        230,509
 *Dunloe Ewart P.L.C...................................      559,547        180,227
 Golden Vale P.L.C.....................................      338,225        301,019
 Green Property Co.....................................      236,779      1,517,274
 Greencore Group P.L.C.................................      153,656        332,115
 IFG Group P.L.C.......................................       83,471        247,630
 Irish Continental Group P.L.C.........................       19,681         98,423
 Jurys Hotel Group P.L.C...............................       96,417        735,521
 Oakhill Group P.L.C...................................       69,119          9,374
 Readymix P.L.C........................................       80,250         96,930
 Ryan Hotels P.L.C.....................................      161,887        119,380
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,282,262)....................................                   4,743,789
                                                                       ------------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 *ATB Austria Antriebstechnik AG.......................        4,110         13,935
 Allgemeine Sparkasse Baugesellschaft..................          120         11,138
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       12,953        125,272
 BBAG Oesterreichische Brau-Beteiligungs...............       20,150        715,288
 Bau Holding AG........................................       15,853        429,992
 Bohler Uddeholm AG....................................       26,290        957,090
 Brau Union Goess-Reinighaus AG........................       23,900        836,656
 Flughafen Wien AG.....................................       37,104      1,195,097
 *Frauenthal Keramik AG................................        1,308         19,956
 *General Partners Inmobilienbesitz AG.................        5,900          6,501
 Linz Textil Holding AG................................          100         26,276
 Rosenbauer International AG...........................        1,462         24,710

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                            SHARES           VALUE+
                                                            ------           ------
 Va Technologie AG.....................................        5,715   $    183,544
 *Vogel and Noot Waermetechnik AG......................        8,125         53,718
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,253,009)....................................                   4,599,173
                                                                       ------------
EMU -- (0.9%)
INVESTMENT IN
  CURRENCY -- (0.9%)
 *Euro Currency
   (Cost $4,453,800)...................................                   4,411,145
                                                                       ------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Aokam Perdana Berhad.................................        9,600          2,375
 *MBF Holdings Berhad..................................    1,521,000         82,054
 *Promet Berhad........................................      201,000         15,339
 *Rekapacific Berhad...................................      130,000         15,737
 *Silverstone Berhad...................................       66,920              0
 *Westmont Industries Berhad...........................      361,000         84,550
 *Wing Tiek Holdings Berhad............................       86,000         20,142
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,314,180)....................................                     220,197
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Malaysian Ringetts
   (Cost $4,277).......................................                       4,277
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $1,318,457)....................................                     224,474
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.
   (Cost $14,946)......................................        9,760          2,830
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $13,373,250) to be
   repurchased at $13,176,416
   (Cost $13,175,000)..................................   $   13,175     13,175,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $633,616,790)++................................                $520,070,063
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
   @  Denominated in local currency or the Euro
  ++  The cost for federal income tax purposes is $633,616,790.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                                  VALUE+
                                                                                  ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company..................................                   $308,751,970
                                                                               ------------
    Total Investments (100%) (Cost $364,176,367)++..........                   $308,751,970
                                                                               ============

--------------
++ The cost for federal income tax purposes is $364,871,625

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................                   $11,827,638
                                                                               -----------
    Total Investments (100%) (Cost $17,553,751)++...........                   $11,827,638
                                                                               ===========

--------------
++ The cost for federal income tax purposes is $17,544,388

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The DFA One-Year Fixed Income Series of The
  DFA Investment Trust Company..............................                   $719,622,414
                                                                               ------------
    Total Investments (Cost $712,359,427)++.................  71,890,351       $719,622,414
                                                                               ============

--------------
++The cost for federal income tax purposes is $717,258,127

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                  MAY 31, 2001

                                  (UNAUDITED)

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company..........................                   $516,467,719
                                                                               ------------
    Total Investments (100%) (Cost $520,435,582) ++.........  52,433,271       $516,467,719
                                                                               ============

--------------
++The cost for federal income tax purposes is $528,049,481
--------------
+ See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (99.1%)
Federal Farm Credit Bank
    3.910%, 06/04/01...................................    $46,400     $ 46,384,549
    5.875%, 07/02/01...................................     10,000       10,016,700
    5.150%, 03/05/04...................................     11,210       11,286,407
Federal Home Loan Bank
    3.940%, 06/13/01...................................     69,000       68,908,023
    4.875%, 04/16/04...................................     50,000       49,929,650
Student Loan Marketing Association
    4.750%, 04/23/04...................................     31,650       31,493,491
Tennesse Valley Authority
    3.930%, 06/08/01...................................      3,700        3,697,114
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $221,493,266)..................................                 221,715,934
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
    Repurchase Agreement, PNC Capital Markets Inc.
     3.87%, 06/01/01 (Collateralized by U.S.Treasury
     Notes 6.50%, 05/31/02, valued at $2,157,625) to be
     repurchased at $2,124,228
      (Cost $2,124,000)................................      2,124        2,124,000

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $223,617,266)++....                $223,839,934
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $223,617,266.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (74.7%)
COMMERCIAL PAPER -- (59.9%)
Abbott Laboratories C.P.
    3.970%, 06/04/01...................................       11,500   $ 11,496,137
    3.990%, 06/18/01...................................        5,000      4,990,603
BP Amoco Capital C.P.
    4.200%, 06/01/01...................................       16,000     16,000,000
Barclays U.S. Funding Corp. C.P.
    3.980%, 06/18/01...................................       11,100     11,079,138
Barton Capital Corp. C.P.
    4.020%, 06/07/01...................................       16,000     15,989,253
Bayer Corp. C.P.
    3.960%, 06/26/01...................................        7,300      7,279,925
BellSouth Corp. C.P.
    3.980%, 06/05/01...................................       16,000     15,992,835
CDC Commercial Paper Corp. C.P.
    3.990%, 06/20/01...................................       16,000     15,966,390
Delaware Funding Corp. C.P.
    4.010%, 06/18/01...................................       11,000     10,979,274
Dexia Delaware C.P.
    4.000%, 06/18/01...................................       12,800     12,775,942
Eksportfinans C.P.
    4.060%, 06/01/01...................................       16,000     16,000,000
Enterprise Funding Corp. C.P.
    4.000%, 06/11/01...................................       16,000     15,982,221
Equipment Intermediation Partnership C.P.
    4.050%, 06/06/01...................................        9,651      9,645,597
Exxonmobil Australia C.P.
    3.980%, 06/13/01...................................       12,400     12,383,466
Kittyhawk Funding Corp. C.P.
    4.010%, 06/19/01...................................       13,800     13,772,469
Koch Industries, Inc. C.P.
    4.170%, 06/01/01...................................       10,800     10,800,000
Monsanto Co. C.P.
    4.170%, 06/01/01...................................        7,000      7,000,000
Nestle Finance France SA C.P.
    4.000%, 06/21/01...................................       16,000     15,964,621
Paccar Financial Corp. C.P.
    3.970%, 06/19/01...................................       10,000      9,980,100
Panasonic Finance America C.P.
    4.180%, 06/01/01...................................       16,000     16,000,000
Pfizer, Inc. C.P.
    3.960%, 06/13/01...................................       16,000     15,978,666
Sheffield Receivables Corp. C.P.
    4.010%, 06/18/01...................................        2,300      2,295,666
    4.020%, 06/18/01...................................       14,100     14,073,433
Siemens Capital Corp. C.P.
    3.950%, 06/06/01...................................       16,000     15,991,043
Toyota Motor Credit Corp. C.P.
    3.960%, 06/07/01...................................        5,100      5,096,574
USAA Capital Corp. C.P.
    3.960%, 06/01/01...................................       16,000     16,000,000
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

Windmill Funding Corp. C.P.
    4.000%, 06/18/01...................................       16,000   $ 15,969,400
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $335,483,002)..................................                 335,482,753
                                                                       ------------
BONDS -- (10.5%)
American International Group, Inc. Medium Term Notes
    6.340%, 08/16/01...................................       10,000     10,046,820
Bank Netherland Gemeenten
    7.875%, 03/07/05...................................       11,516     12,390,065
France Telecom SA Eurobond
    6.875%, 10/01/01...................................        9,232      9,315,088
General Electric Capital Corp .
    0.775%, 08/06/03...................................      700,000      5,957,246
Interamerican Developement Bank Corporate Bonds
    6.500%, 10/20/04...................................        8,275      8,616,393
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................       12,700     12,758,115
                                                                       ------------
TOTAL BONDS
  (Cost $59,314,661)...................................                  59,083,727
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (4.3%)
***General Electric Capital Corp.
    4.090%, 06/22/01...................................        8,000      7,998,400
***JP Morgan Chase & Co.
    4.493%, 06/06/01...................................       16,000     16,009,600
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $24,010,015)...................................                  24,008,000
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $418,807,678)..................................                 418,574,480
                                                                       ------------
JAPAN -- (13.1%)
BONDS -- (13.1%)
European Investment Bank
    0.875%, 11/08/04...................................    1,500,000     12,919,542
Japan Bank For International Corp.
    2.875%, 07/28/05...................................    1,000,000      9,310,722
Kansai International Airport Co., Ltd.
    1.300%, 07/29/04...................................      913,000      7,936,692
Proctor & Gamble Co.
    1.500%, 12/07/05...................................    1,861,000     16,354,622
Toyota Motor Credit Corp. Medium Term Notes
    1.000%, 12/20/04...................................    1,406,000     12,128,850
World Bank (International Bank for Reconstruction and
  Development)
    4.750%, 12/20/04...................................    1,520,000     14,859,721
                                                                       ------------
TOTAL -- JAPAN
  (Cost $78,655,316)...................................                  73,510,149
                                                                       ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
SWEDEN -- (8.3%)
BONDS -- (8.3%)
Denmark Kingdom
    5.375%, 09/15/03...................................      140,000   $ 13,104,979
Kommuninvest
    5.875%, 01/15/04...................................       80,000      7,550,976
Oresundskonsortiet
    5.500%, 08/19/04...................................      136,000     12,685,075
Sweden (Kingdom of)
    5.000%, 01/15/04...................................      143,000     13,399,082
                                                                       ------------
TOTAL BONDS
  (Cost $50,292,482)...................................                  46,740,112
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $2,535).......................................                       2,299
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $50,295,017)...................................                  46,742,411
                                                                       ------------
CANADA -- (3.7%)
BONDS -- (3.7%)
Canadian Government Bond
    7.500%, 12/01/03...................................       24,700     16,826,349
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................        5,603      3,676,308
                                                                       ------------
TOTAL -- CANADA
  (Cost $21,028,127)...................................                  20,502,657
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $1,089,270) to be
   repurchased at $1,072,115
   (Cost $1,072,000)...................................        1,072      1,071,885
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $569,858,138)++................................                $560,401,582
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
 ***  Rates shown are the rates as of May 31, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $569,857,138.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (66.6%)
Federal Farm Credit Bank
    6.300%, 08/08/07...................................    $ 6,000     $  6,193,014
    6.400%, 10/09/07...................................      2,500        2,591,933
    6.000%, 01/07/08...................................      5,000        5,069,215
    6.450%, 10/07/09...................................      2,000        2,053,604
    7.160%, 05/19/10...................................      3,000        3,221,442
    6.700%, 11/22/10...................................      2,000        2,085,234
    6.135%, 12/13/10...................................      4,000        4,005,420
    5.750%, 01/18/11...................................      3,000        2,919,897
    5.893%, 03/07/11...................................     11,000       10,902,804
    6.740%, 04/11/11...................................      1,000        1,045,594
    6.260%, 12/02/11...................................      2,000        2,008,418
    6.280%, 11/26/12...................................      3,000        2,992,638
    6.060%, 05/28/13...................................      3,600        3,514,529
    8.160%, 09/30/14...................................      3,615        4,201,208
Federal Home Loan Bank
    5.265%, 11/25/05...................................      6,000        5,945,706
    6.440%, 11/28/05...................................      1,350        1,400,759
    6.375%, 08/15/06...................................      8,000        8,293,312
    6.900%, 02/07/07...................................      9,000        9,558,261
    6.370%, 09/26/07...................................      7,425        7,679,395
    6.200%, 10/10/07...................................      2,000        2,049,874
    5.895%, 01/14/08...................................      2,100        2,113,698
    6.030%, 01/30/08...................................      2,000        2,027,234
    5.905%, 03/27/08...................................      4,000        4,021,228
    6.185%, 05/06/08...................................      1,000        1,020,281
    6.045%, 05/22/08...................................      1,000        1,012,044
    5.945%, 07/28/08...................................      6,000        6,027,918
    5.915%, 08/25/08...................................      3,000        3,006,696
    5.800%, 09/02/08...................................      3,000        2,978,433
    5.550%, 11/17/08...................................      5,000        4,890,505
    5.315%, 12/23/08...................................     10,000        9,626,360
    5.545%, 02/17/09...................................      3,000        2,924,724
    5.950%, 03/16/09...................................      5,550        5,546,148
    5.863%, 04/22/09...................................      9,000        8,936,487
    6.500%, 11/13/09...................................      9,000        9,268,452
Federal Home Loan Mortgage Corp.
    6.130%, 02/27/06...................................      1,000        1,025,453
    7.100%, 04/10/07...................................      2,000        2,144,556
    6.480%, 12/05/11...................................      2,000        2,046,380
Federal National Mortgage Association
    6.220%, 03/13/06...................................      3,070        3,160,559
    6.890%, 04/25/06...................................      1,525        1,613,356
    6.570%, 08/22/07...................................      2,000        2,092,258
    6.470%, 09/25/12...................................      3,410        3,457,191
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Student Loan Marketing Association
    5.850%, 06/01/07...................................    $ 1,000     $  1,010,169
Tennessee Valley Authority
    6.375%, 06/15/05...................................      5,000        5,149,315
    5.375%, 11/13/08...................................      8,000        7,737,888
    6.000%, 03/15/13...................................      9,000        8,773,326
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $186,194,226)..................................                 189,342,916
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (32.3%)
U.S. Treasury Bonds
    10.750%, 08/15/05..................................      6,000        7,301,484
    9.375%, 02/15/06...................................     11,000       13,006,213
    11.250%, 02/15/15..................................     11,000       16,667,574
    10.625%, 08/15/15..................................      6,000        8,780,627
    9.875%, 11/15/15...................................      6,000        8,361,564
    9.250%, 02/15/16...................................      3,000        4,003,125
U.S. Treasury Notes
    7.000%, 07/15/06...................................     10,000       10,854,740
    6.500%, 10/15/06...................................      1,000        1,065,397
    6.625%, 05/15/07...................................      2,000        2,148,282
    6.125%, 08/15/07...................................      5,000        5,243,800
    5.625%, 05/15/08...................................     11,000       11,229,449
    6.000%, 08/15/09...................................      3,000        3,118,902
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $89,744,847)...................................                  91,781,157
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $3,048,375) to be
   repurchased at $3,002,323
   (Cost $3,002,000)...................................      3,002        3,002,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $278,941,073)++................................                $284,126,073
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $278,941,073.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                                   ENHANCED
                                                                   U.S.              U.S.              U.S.              U.S.
                                                                  LARGE             LARGE             LARGE            SMALL XM
                                                                 COMPANY           COMPANY          CAP VALUE           VALUE
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               ------------      ------------      ------------      ------------
ASSETS:
Investments at Value.....................................      $ 1,002,860        $   89,530       $ 1,365,283        $   69,006
Receivables:
  Investment Securities Sold.............................              387                --               304                --
  Fund Shares Sold.......................................              705                20               494               100
Prepaid Expenses and Other Assets........................               14                 9                11                16
                                                               -----------        ----------       -----------        ----------
    Total Assets.........................................        1,003,966            89,559         1,366,092            69,122
                                                               -----------        ----------       -----------        ----------
LIABILITIES:
Payables:
  Investment Securities Purchased........................               --                14                --               100
  Fund Shares Redeemed...................................            1,092                 6               798                --
Accrued Expenses and Other Liabilities...................              134                19               199                27
                                                               -----------        ----------       -----------        ----------
    Total Liabilities....................................            1,226                39               997               127
                                                               -----------        ----------       -----------        ----------
NET ASSETS...............................................      $ 1,002,740        $   89,520       $ 1,365,095        $   68,995
                                                               ===========        ==========       ===========        ==========
SHARES OUTSTANDING $.01 PAR VALUE........................       27,138,628         9,070,789        73,136,782         5,182,792
                                                               ===========        ==========       ===========        ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...........      $     36.95        $     9.87       $     18.66        $    13.31
                                                               ===========        ==========       ===========        ==========
PUBLIC OFFERING PRICE PER SHARE..........................      $     36.95        $     9.87       $     18.66        $    13.31
                                                               ===========        ==========       ===========        ==========
Investments at Cost......................................      $   782,332        $  104,469       $ 1,140,572        $   59,205
                                                               ===========        ==========       ===========        ==========

                                                                 U.S.                                                    DFA
                                                               SMALL CAP            U.S.              U.S.           REAL ESTATE
                                                                 VALUE           SMALL CAP          MICRO CAP         SECURITIES
                                                               PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                             -------------      ------------      -------------      ------------
ASSETS:
Investments at Value...................................      $  3,220,846       $   738,642       $  1,668,961       $   246,069
Collateral for Securities Loaned.......................                --                --                 --               402
Receivables:
  Dividends and Interest...............................                --                --                 --               625
  Investment Securities Sold...........................               863                --              7,016                --
  Fund Shares Sold.....................................             1,363               865                644               286
Prepaid Expenses and Other Assets......................                 9                15                  3                14
                                                             ------------       -----------       ------------       -----------
    Total Assets.......................................         3,223,081           739,522          1,676,624           247,396
                                                             ------------       -----------       ------------       -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned......................                --                --                 --               402
  Investment Securities Purchased......................                --               617                 --                --
  Fund Shares Redeemed.................................             2,226               248              7,660                39
Accrued Expenses and Other Liabilities.................               831               232                716               106
                                                             ------------       -----------       ------------       -----------
    Total Liabilities..................................             3,057             1,097              8,376               547
                                                             ------------       -----------       ------------       -----------
NET ASSETS.............................................      $  3,220,024       $   738,425       $  1,668,248       $   246,849
                                                             ============       ===========       ============       ===========
SHARES OUTSTANDING $.01 PAR VALUE......................       147,017,544        49,447,110        146,065,453        17,447,466
                                                             ============       ===========       ============       ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.........      $      21.90       $     14.93       $      11.42       $     14.15
                                                             ============       ===========       ============       ===========
PUBLIC OFFERING PRICE PER SHARE........................      $      21.90       $     14.93       $      11.42       $     14.15
                                                             ============       ===========       ============       ===========
Investments at Cost....................................      $  2,665,361       $   680,776       $  1,484,625       $   217,720
                                                             ============       ===========       ============       ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                                INTERNATIONAL        JAPANESE        PACIFIC RIM
                                                               LARGE CAP            SMALL             SMALL             SMALL
                                                             INTERNATIONAL         COMPANY           COMPANY           COMPANY
                                                               PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             -------------      -------------      ------------      ------------
ASSETS:
Investments at Value...................................       $   379,861        $   353,539        $  100,581       $    84,018
Collateral for Securities Loaned.......................            24,216                 --                --                --
Cash...................................................                15                 15                --                --
Receivables:
  Dividends, Interest and Tax Reclaims.................             1,040                 --                --                --
  Investment Securities Sold...........................               174                 --                 1                --
  Fund Shares Sold.....................................               316                448                --                --
Prepaid Expenses and Other Assets......................                53                  2                 5                10
                                                              -----------        -----------        ----------       -----------
    Total Assets.......................................           405,675            354,004           100,587            84,028
                                                              -----------        -----------        ----------       -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned......................            24,216                 --                --                --
  Investment Securities Purchased......................               123                 --                --                --
  Fund Shares Redeemed.................................               114                161                 1                --
Accrued Expenses and Other Liabilities.................               197                130                47                36
                                                              -----------        -----------        ----------       -----------
    Total Liabilities..................................            24,650                291                48                36
                                                              -----------        -----------        ----------       -----------
NET ASSETS.............................................       $   381,025        $   353,713        $  100,539       $    83,992
                                                              ===========        ===========        ==========       ===========
SHARES OUTSTANDING $.01 PAR VALUE......................        24,211,361         41,379,482         9,844,527        10,732,094
                                                              ===========        ===========        ==========       ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.........       $     15.74        $      8.55        $    10.21       $      7.83
                                                              ===========        ===========        ==========       ===========
PUBLIC OFFERING PRICE PER SHARE........................       $     15.74        $      8.61        $    10.26       $      7.87
                                                              ===========        ===========        ==========       ===========
Investments at Cost....................................       $   390,689        $   407,215        $  242,255       $   135,268
                                                              ===========        ===========        ==========       ===========

                                                                 UNITED                                DFA
                                                                KINGDOM         CONTINENTAL       INTERNATIONAL
                                                                 SMALL             SMALL            SMALL CAP          EMERGING
                                                                COMPANY           COMPANY             VALUE            MARKETS
                                                               PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                              ------------      ------------      -------------      ------------
ASSETS:
Investments at Value....................................       $   50,287        $   99,345        $   520,070       $   308,752
Collateral for Securities Loaned........................               --                --             37,450                --
Cash....................................................               --                --                 16                --
Receivables:
  Dividends, Interest and Tax Reclaims..................               --                --              3,405                --
  Investment Securities Sold............................               --                12                719                --
  Fund Shares Sold......................................               --                --                483               196
Prepaid Expenses and Other Assets.......................                3                10                  5                 7
                                                               ----------        ----------        -----------       -----------
    Total Assets........................................           50,290            99,367            562,148           308,955
                                                               ----------        ----------        -----------       -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......................               --                --             37,450                --
  Investment Securities Purchased.......................               --                --              3,251                83
  Fund Shares Redeemed..................................               --                12                189               113
Accrued Expenses and Other Liabilities..................               16                44                404               113
                                                               ----------        ----------        -----------       -----------
    Total Liabilities...................................               16                56             41,294               309
                                                               ----------        ----------        -----------       -----------
NET ASSETS..............................................       $   50,274        $   99,311        $   520,854       $   308,646
                                                               ==========        ==========        ===========       ===========
SHARES OUTSTANDING $.01 PAR VALUE.......................        2,827,173         9,231,697         64,232,227        32,598,276
                                                               ==========        ==========        ===========       ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..........       $    17.78        $    10.76        $      8.11       $      9.47
                                                               ==========        ==========        ===========       ===========
PUBLIC OFFERING PRICE PER SHARE.........................       $    17.78        $    10.87        $      8.16       $      9.52
                                                               ==========        ==========        ===========       ===========
Investments at Cost.....................................       $   44,135        $   82,780        $   633,617       $   364,176
                                                               ==========        ==========        ===========       ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                                                       DFA
                                                                                     DFA             TWO-YEAR
                                                                 EMERGING          ONE-YEAR           GLOBAL             DFA
                                                                 MARKETS            FIXED             FIXED           FIVE-YEAR
                                                                SMALL CAP           INCOME            INCOME          GOVERNMENT
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               ------------      ------------      ------------      ------------
ASSETS:
Investments at Value.....................................       $   11,828       $   719,622       $   516,468       $   223,840
Receivables:
  Interest...............................................               --                --                --               835
  Investment Securities Sold.............................               --               661             2,509                --
  Fund Shares Sold.......................................               17               662             1,994                85
Prepaid Expenses and Other Assets........................               38                --                13                 6
                                                                ----------       -----------       -----------       -----------
    Total Assets.........................................           11,883           720,945           520,984           224,766
                                                                ----------       -----------       -----------       -----------
LIABILITIES:
Payable for Fund Shares Redeemed.........................               17             1,323             4,503               450
Accrued Expenses and Other Liabilities...................               13                73                60                76
                                                                ----------       -----------       -----------       -----------
    Total Liabilities....................................               30             1,396             4,563               526
                                                                ----------       -----------       -----------       -----------
NET ASSETS...............................................       $   11,853       $   719,549       $   516,421       $   224,240
                                                                ==========       ===========       ===========       ===========
SHARES OUTSTANDING $.01 PAR VALUE........................        2,134,789        70,496,211        52,832,857        21,815,999
                                                                ==========       ===========       ===========       ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...........       $     5.55       $     10.21       $      9.77       $     10.28
                                                                ==========       ===========       ===========       ===========
PUBLIC OFFERING PRICE PER SHARE..........................       $     5.61       $     10.21       $      9.77       $     10.28
                                                                ==========       ===========       ===========       ===========
Investments at Cost......................................       $   17,554       $   712,359       $   520,436       $   223,617
                                                                ==========       ===========       ===========       ===========

                                                                      DFA                DFA
                                                                   FIVE-YEAR        INTERMEDIATE
                                                                     GLOBAL          GOVERNMENT
                                                                     FIXED              FIXED
                                                                     INCOME            INCOME
                                                                   PORTFOLIO          PORTFOLIO
                                                                  ------------      -------------
ASSETS:
Investments at Value........................................      $   560,402       $    284,126
Cash........................................................               15                 --
Receivables:
  Interest..................................................            4,284              4,134
  Fund Shares Sold..........................................              386                344
  Unrealized Gain on Forward Currency Contracts.............            1,162                 --
Prepaid Expenses and Other Assets...........................                6                 17
                                                                  -----------       ------------
    Total Assets............................................          566,255            288,621
                                                                  -----------       ------------
LIABILITIES:
Payable for Fund Shares Redeemed............................              488                 84
Accrued Expenses and Other Liabilities......................              203                 72
                                                                  -----------       ------------
    Total Liabilities.......................................              691                156
                                                                  -----------       ------------
NET ASSETS..................................................      $   565,564       $    288,465
                                                                  ===========       ============
SHARES OUTSTANDING $.01 PAR VALUE...........................       54,822,774         25,276,474
                                                                  ===========       ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............      $     10.32       $      11.41
                                                                  ===========       ============
PUBLIC OFFERING PRICE PER SHARE.............................      $     10.32       $      11.41
                                                                  ===========       ============
Investments at Cost.........................................      $   569,858       $    278,941
                                                                  ===========       ============

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                      ENHANCED        U.S.
                                                     U.S. LARGE      U.S. LARGE     LARGE CAP         U.S.
                                                      COMPANY         COMPANY         VALUE      SMALL XM VALUE
                                                     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    ------------    ------------    ---------    --------------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................          --        $ 1,701       $  7,468         $   172
  Net Investment Income from The DFA Investment
    Trust Company.................................    $  6,151             --             --              --
                                                      --------        -------       --------         -------
      Total Investment Income.....................       6,151          1,701          7,468             172
                                                      --------        -------       --------         -------
EXPENSES
  Administrative Services.........................       1,071             64            966             109
  Accounting & Transfer Agent Fees................         117             10             22              10
  Legal Fees......................................           8              1              9               1
  Audit Fees......................................           2             --              3              --
  Filing Fees.....................................          57              8             43              10
  Shareholders' Reports...........................          16              2             20              --
  Directors' Fees and Expenses....................           6             --              6              --
  Other...........................................           2              4              2               1
                                                      --------        -------       --------         -------
      Total Expenses..............................       1,279             89          1,071             131
  Less: Expenses Waived...........................        (793)            --             --              --
                                                      --------        -------       --------         -------
  Net Expenses....................................         486             89          1,071             131
                                                      --------        -------       --------         -------
  NET INVESTMENT INCOME (LOSS)....................       5,665          1,612          6,397              41
                                                      --------        -------       --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................          --             --        122,068           4,689
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (2,233)        (1,786)       (18,814)            894
  Net Realized Gain (Loss) on Futures.............         (55)            --             --              --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................     (43,656)        (3,666)       133,152          11,281
    Futures.......................................        (183)            --             --              --
                                                      --------        -------       --------         -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........     (46,127)        (5,452)       236,406          16,864
                                                      --------        -------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(40,462)       $(3,840)      $242,803         $16,905
                                                      ========        =======       ========         =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                         U.S.           U.S.                         DFA
                                                      SMALL CAP         SMALL        U.S.        REAL ESTATE
                                                        VALUE            CAP       MICRO CAP      SECURITIES
                                                      PORTFOLIO       PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                    --------------    ---------    ---------    --------------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................     $  3,966        $ 1,143     $  2,021             --
  Dividends.......................................           --             --           --        $ 7,635
  Interest........................................           --             --           --             85
  Income from Securities Lending..................           --             --           --              5
                                                       --------        -------     --------        -------
      Total Investment Income.....................        3,966          1,143           --          7,725
                                                       --------        -------     --------        -------
EXPENSES
  Investment Advisory Services....................           --             --           --            338
  Administrative Services.........................        4,358          1,043        2,969             --
  Accounting & Transfer Agent Fees................           15             13           10            113
  Custodian Fees..................................           --             --           --             11
  Legal Fees......................................           22              4           12              1
  Audit Fees......................................            5              1            3             10
  Filing Fees.....................................           42             35           42             14
  Shareholders' Reports...........................           33              5           18              3
  Directors' Fees and Expenses....................           15              3            8              1
  Other...........................................            4              1            3              2
                                                       --------        -------     --------        -------
      Total Expenses..............................        4,494          1,105        3,065            493
                                                       --------        -------     --------        -------
  NET INVESTMENT INCOME (LOSS)....................         (528)            38       (1,044)         7,232
                                                       --------        -------     --------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................      488,801         90,920      298,088             --
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (36,245)       (12,277)     (25,098)           675
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................      262,391         18,820       12,069         15,626
                                                       --------        -------     --------        -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........      714,947         97,463      285,059         16,301
                                                       --------        -------     --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $714,419        $97,501     $284,015        $23,533
                                                       ========        =======     ========        =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                             INTERNATIONAL    JAPANESE     PACIFIC RIM
                                                              LARGE CAP          SMALL          SMALL         SMALL
                                                            INTERNATIONAL       COMPANY        COMPANY       COMPANY
                                                              PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                            -------------    -------------    ---------    -----------
INVESTMENT INCOME
  Net Investment Income from The DFA Investment Trust
    Company...............................................          --          $ 4,273        $  828         $1,407
  Dividends (Net of Foreign Taxes Withheld of $388, $0, $0
    and $0, respectively).................................    $  3,765               --            --             --
  Interest................................................         277               22            --             --
  Income from Securities Lending..........................         155               --            --             --
                                                              --------          -------        ------         ------
      Total Investment Income.............................       4,197            4,295           828          1,407
                                                              --------          -------        ------         ------
EXPENSES
  Investment Advisory Services............................         466               --            --             --
  Administrative Services.................................          --              661           183            177
  Accounting & Transfer Agent Fees........................         210               16            19             19
  Custodian Fees..........................................          94               --            --             --
  Legal Fees..............................................           3                4             1              1
  Audit Fees..............................................          25                1            --             --
  Filing Fees.............................................          28               21             7              7
  Shareholders' Reports...................................           5                8             2              1
  Directors' Fees and Expenses............................           2                2             1              1
  Other...................................................          12                7             1              1
                                                              --------          -------        ------         ------
      Total Expenses......................................         845              720           214            207
                                                              --------          -------        ------         ------
  NET INVESTMENT INCOME (LOSS)............................       3,352            3,575           614          1,200
                                                              --------          -------        ------         ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold..................................................        (116)           1,458        (2,259)          (294)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..........................................         (79)             (56)          (36)            (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............     (32,857)           8,645         5,183          2,385
    Translation of Foreign Currency Denominated Amounts...          23               35            23             (3)
                                                              --------          -------        ------         ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY..............................................     (33,029)          10,082         2,911          2,087
                                                              --------          -------        ------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................    $(29,677)         $13,657        $3,525         $3,287
                                                              ========          =======        ======         ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                                              DFA
                                                            UNITED        CONTINENTAL    INTERNATIONAL       THE
                                                         KINGDOM SMALL       SMALL         SMALL CAP      EMERGING
                                                            COMPANY         COMPANY          VALUE         MARKETS
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                         -------------    -----------    -------------    ---------
INVESTMENT INCOME
  Net Investment Income from The DFA Investment Trust
    Company............................................     $   724         $ 1,496              --        $ 3,876
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
    $1,274 and $0, respectively).......................          --              --         $ 8,359             --
  Interest.............................................          --              --             385             --
  Income from Securities Lending.......................          --              --             302             --
                                                            -------         -------         -------        -------
      Total Investment Income..........................         724           1,496           9,046          3,876
                                                            -------         -------         -------        -------
EXPENSES
  Investment Advisory Services.........................          --              --           1,601             --
  Administrative Services..............................         108             215              --            612
  Accounting & Transfer Agent Fees.....................          19              20             247             34
  Custodian Fees.......................................          --              --             119             --
  Legal Fees...........................................           1               1               4              3
  Audit Fees...........................................          --              --              26              1
  Filing Fees..........................................           8               8              16             17
  Shareholders' Reports................................           1               2               7              8
  Directors' Fees and Expenses.........................          --               1               2              2
  Other................................................           1               1              67             --
                                                            -------         -------         -------        -------
      Total Expenses...................................         138             248           2,089            677
  Less: Expenses Waived................................         (11)             --              --             --
                                                            -------         -------         -------        -------
  Net Expenses.........................................         127             248           2,089            677
                                                            -------         -------         -------        -------
  NET INVESTMENT INCOME (LOSS).........................         597           1,248           6,957          3,199
                                                            -------         -------         -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold...............................................       3,466           2,894           7,230         (1,169)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions.......................................           1             (26)             69           (141)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........      (1,838)         (2,078)         29,702         (3,165)
    Translation of Foreign Currency Denominated
      Amounts..........................................           1              22              87             24
                                                            -------         -------         -------        -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY...........................................       1,630             812          37,088         (4,451)
                                                            -------         -------         -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $ 2,227         $ 2,060         $44,045        $(1,252)
                                                            =======         =======         =======        =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                                           DFA
                                                          EMERGING         DFA           TWO-YEAR         DFA
                                                           MARKETS       ONE-YEAR      GLOBAL FIXED    FIVE-YEAR
                                                          SMALL CAP    FIXED INCOME       INCOME       GOVERNMENT
                                                          PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                          ---------    ------------    ------------    ----------
INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company.......................................       --        $21,983          $ 7,674            --
  Net Investment Income from The DFA Investment Trust
    Company.............................................    $ 162             --               --            --
  Interest..............................................       --             --               --        $5,963
                                                            -----        -------          -------        ------
      Total Investment Income...........................      162         21,983            7,674         5,963
                                                            -----        -------          -------        ------
EXPENSES
  Investment Advisory Services..........................       --             --               --           220
  Administrative Services...............................       24            361              248            --
  Accounting & Transfer Agent Fees......................       19             10               10            46
  Custodian Fees........................................       --             --               --             9
  Legal Fees............................................       --              5                4             2
  Audit Fees............................................       --              2                1            17
  Filing Fees...........................................        7             19               29            10
  Shareholders' Reports.................................       --              8                7             4
  Directors' Fees and Expenses..........................       --              4                3             1
  Other.................................................        4              1                2             2
                                                            -----        -------          -------        ------
      Total Expenses....................................       54            410              304           311
                                                            -----        -------          -------        ------
  NET INVESTMENT INCOME (LOSS)..........................      108         21,573            7,370         5,652
                                                            -----        -------          -------        ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold................................................       53            (30)          (3,312)          803
  Net Realized Gain (Loss) on Foreign Currency Transac-
    tions...............................................      (18)            --               --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........     (795)            71           11,159           337
    Translation of Foreign Currency Denominated
      Amounts...........................................       (1)            --               --            --
                                                            -----        -------          -------        ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY............................................     (761)            41            7,847         1,140
                                                            -----        -------          -------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................    $(653)       $21,614          $15,217        $6,792
                                                            =====        =======          =======        ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                  DFA             DFA
                                                               FIVE-YEAR      INTERMEDIATE
                                                              GLOBAL FIXED     GOVERNMENT
                                                                 INCOME       FIXED INCOME
                                                               PORTFOLIO       PORTFOLIO
                                                              ------------    ------------
INVESTMENT INCOME
  Interest..................................................    $12,611         $ 8,499
                                                                -------         -------
EXPENSES
  Investment Advisory Services..............................        676             146
  Accounting & Transfer Agent Fees..........................        231              54
  Custodian Fees............................................         15              13
  Legal Fees................................................          4               2
  Audit Fees................................................         21              17
  Filing Fees...............................................         28              11
  Shareholders' Reports.....................................          6               4
  Directors' Fees and Expenses..............................          3               1
  Other.....................................................          2               4
                                                                -------         -------
      Total Expenses........................................        986             252
                                                                -------         -------
  NET INVESTMENT INCOME (LOSS)..............................     11,625           8,247
                                                                -------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment Securities Sold......        745             605
Net Realized Gain (Loss) on Foreign Currency Transactions...      6,850              --
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency................     (1,207)          5,419
  Translation of Foreign Currency Denominated Amounts.......       (406)             --
                                                                -------         -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................      5,982           6,024
                                                                -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $17,607         $14,271
                                                                =======         =======

                See Accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                           U.S.                      ENHANCED                      U.S.
                                      LARGE COMPANY             U.S. LARGE COMPANY           LARGE CAP VALUE
                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                --------------------------   ------------------------   --------------------------
                                 SIX MONTHS       YEAR        SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                   ENDED          ENDED         ENDED         ENDED        ENDED          ENDED
                                  MAY 31,       NOV. 30,       MAY 31,      NOV. 30,      MAY 31,       NOV. 30,
                                    2001          2000           2001         2000          2001          2000
                                ------------   -----------   ------------   ---------   ------------   -----------
                                (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................   $    5,665    $   10,945      $  1,612     $ 10,742     $    6,397    $   23,491
  Capital Gain Distribution
    Received from The DFA
    Investment Trust Company..           --            --            --       10,644        122,068       202,125
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................       (2,233)       (7,048)       (1,786)      (2,853)       (18,814)      (56,571)
  Net Realized Gain (Loss) on
    Futures...................          (55)         (468)           --           --             --            --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities.....      (43,656)      (55,962)       (3,666)     (23,252)       133,152      (132,669)
    Futures...................         (183)         (294)           --           --             --            --
                                 ----------    ----------      --------     --------     ----------    ----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........      (40,462)      (52,827)       (3,840)      (4,719)       242,803        36,376
                                 ----------    ----------      --------     --------     ----------    ----------
Distributions From:
  Net Investment Income.......       (5,332)       (9,952)       (6,345)      (8,865)       (11,474)      (22,778)
  Net Realized Gains..........           --        (5,508)       (5,527)      (9,444)      (185,511)     (104,797)
                                 ----------    ----------      --------     --------     ----------    ----------
    Total Distributions.......       (5,332)      (15,460)      (11,872)     (18,309)      (196,985)     (127,575)
                                 ----------    ----------      --------     --------     ----------    ----------
Capital Share Transactions
  (1):
  Shares Issued...............      146,149       404,403        15,683       25,876        145,561       516,767
  Shares Issued in Lieu of
    Cash Distributions........        5,286        15,206        11,872       18,309        191,109       124,610
  Shares Redeemed.............     (140,494)     (210,133)      (12,201)     (33,479)      (262,570)     (482,763)
                                 ----------    ----------      --------     --------     ----------    ----------
  Net Increase (Decrease) From
    Capital Shares
    Transactions..............       10,941       209,476        15,354       10,706         74,100       158,614
                                 ----------    ----------      --------     --------     ----------    ----------
    Total Increase
      (Decrease)..............      (34,853)      141,189          (358)     (12,322)       119,918        67,415
NET ASSETS
  Beginning of Period.........    1,037,593       896,404        89,878      102,200      1,245,177     1,177,762
                                 ----------    ----------      --------     --------     ----------    ----------
  End of Period...............   $1,002,740    $1,037,593      $ 89,520     $ 89,878     $1,365,095    $1,245,177
                                 ==========    ==========      ========     ========     ==========    ==========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............        3,906         9,609         1,555        1,947          8,296        29,066
   Shares Issued in Lieu of
     Cash Distributions.......          138           361         1,136        1,388         12,030         7,033
   Shares Redeemed............       (3,717)       (4,982)       (1,168)      (2,547)       (14,992)      (26,931)
                                 ----------    ----------      --------     --------     ----------    ----------
                                        327         4,988         1,523          788          5,334         9,168
                                 ==========    ==========      ========     ========     ==========    ==========

                                          U.S.
                                     SMALL XM VALUE
                                       PORTFOLIO
                                ------------------------
                                 SIX MONTHS     FEB. 23
                                   ENDED          TO
                                  MAY 31,      NOV. 30,
                                    2001         2000
                                ------------   ---------
                                (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................    $     41      $   927
  Capital Gain Distribution
    Received from The DFA
    Investment Trust Company..       4,689           --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................         894           (2)
  Net Realized Gain (Loss) on
    Futures...................          --           --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities.....      11,281       (1,480)
    Futures...................          --           --
                                  --------      -------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........      16,905         (555)
                                  --------      -------
Distributions From:
  Net Investment Income.......      (1,074)          --
  Net Realized Gains..........      (2,270)          --
                                  --------      -------
    Total Distributions.......      (3,344)          --
                                  --------      -------
Capital Share Transactions
  (1):
  Shares Issued...............      13,379       68,344
  Shares Issued in Lieu of
    Cash Distributions........       3,344           --
  Shares Redeemed.............     (28,927)        (151)
                                  --------      -------
  Net Increase (Decrease) From
    Capital Shares
    Transactions..............     (12,204)      68,193
                                  --------      -------
    Total Increase
      (Decrease)..............       1,357       67,638
NET ASSETS
  Beginning of Period.........      67,638           --
                                  --------      -------
  End of Period...............    $ 68,995      $67,638
                                  ========      =======
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............       1,099        6,126
   Shares Issued in Lieu of
     Cash Distributions.......         306           --
   Shares Redeemed............      (2,335)         (13)
                                  --------      -------
                                      (930)       6,113
                                  ========      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                          U.S.                        U.S.                         U.S.
                                    SMALL CAP VALUE                 SMALL CAP                   MICRO CAP
                                       PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                               --------------------------   -------------------------   --------------------------
                                SIX MONTHS       YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                  ENDED          ENDED         ENDED         ENDED         ENDED          ENDED
                                 MAY 31,       NOV. 30,       MAY 31,       NOV. 30,      MAY 31,       NOV. 30,
                                   2001          2000           2001          2000          2001          2000
                               ------------   -----------   ------------   ----------   ------------   -----------
                               (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)...................   $     (528)   $   16,863      $     38     $   3,204     $   (1,044)   $    5,519
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company..................      488,801       252,081        90,920        40,004        298,088       250,140
  Net Realized Gain (Loss) on
    Investment Securities
    Sold.....................      (36,245)      (25,124)      (12,277)       (6,412)       (25,098)       12,007
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities....      262,391       (57,771)       18,820       (43,920)        12,069      (194,364)
                                ----------    ----------      --------     ---------     ----------    ----------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations...............      714,419       186,049        97,501        (7,124)       284,015        73,302
                                ----------    ----------      --------     ---------     ----------    ----------
Distributions From:
  Net Investment Income......      (17,555)      (13,255)       (3,811)       (2,195)        (5,881)       (4,447)
  Net Realized Gains.........     (224,586)     (204,757)      (57,487)      (32,342)      (280,944)     (128,325)
                                ----------    ----------      --------     ---------     ----------    ----------
    Total Distributions......     (242,141)     (218,012)      (61,298)      (34,537)      (286,825)     (132,772)
                                ----------    ----------      --------     ---------     ----------    ----------
Capital Share Transactions
  (1):
  Shares Issued..............      317,505       486,683       143,966       419,953        172,621       376,548
  Shares Issued in Lieu of
    Cash Distributions.......      239,116       213,286        60,329        33,697        280,268       128,107
  Shares Redeemed............     (442,818)     (655,709)      (87,946)     (224,781)      (225,243)     (324,363)
                                ----------    ----------      --------     ---------     ----------    ----------
  Net Increase (Decrease)
    From Capital Shares
    Transactions.............      113,803        44,260       116,349       228,869        227,646       180,292
                                ----------    ----------      --------     ---------     ----------    ----------
    Total Increase
      (Decrease).............      586,081        12,297       152,552       187,208        224,836       120,822
NET ASSETS
  Beginning of Period........    2,633,943     2,621,646       585,873       398,665      1,443,412     1,322,590
                                ----------    ----------      --------     ---------     ----------    ----------
  End of Period..............   $3,220,024    $2,633,943      $738,425     $ 585,873     $1,668,248    $1,443,412
                                ==========    ==========      ========     =========     ==========    ==========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.............       16,159        24,925        10,205        26,334         16,926        27,495
   Shares Issued in Lieu of
     Cash Distributions......       13,594        12,160         4,581         2,429         29,471        10,875
   Shares Redeemed...........      (22,935)      (33,625)       (6,395)      (14,873)       (21,285)      (22,875)
                                ----------    ----------      --------     ---------     ----------    ----------
                                     6,818         3,460         8,391        13,890         25,112        15,495
                                ==========    ==========      ========     =========     ==========    ==========

                                   DFA REAL ESTATE
                                      SECURITIES
                                      PORTFOLIO
                               ------------------------
                                SIX MONTHS      YEAR
                                  ENDED         ENDED
                                 MAY 31,      NOV. 30,
                                   2001         2000
                               ------------   ---------
                               (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)...................    $  7,232     $ 10,746
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company..................          --           --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold.....................         675         (641)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities....      15,626       26,554
                                 --------     --------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations...............      23,533       36,659
                                 --------     --------
Distributions From:
  Net Investment Income......     (12,393)      (7,249)
  Net Realized Gains.........          --           --
                                 --------     --------
    Total Distributions......     (12,393)      (7,249)
                                 --------     --------
Capital Share Transactions
  (1):
  Shares Issued..............      40,448       85,031
  Shares Issued in Lieu of
    Cash Distributions.......      12,288        7,171
  Shares Redeemed............     (27,258)     (41,420)
                                 --------     --------
  Net Increase (Decrease)
    From Capital Shares
    Transactions.............      25,478       50,782
                                 --------     --------
    Total Increase
      (Decrease).............      36,618       80,192
NET ASSETS
  Beginning of Period........     210,231      130,039
                                 --------     --------
  End of Period..............    $246,849     $210,231
                                 ========     ========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.............       2,973        7,043
   Shares Issued in Lieu of
     Cash Distributions......         910          659
   Shares Redeemed...........      (2,001)      (3,448)
                                 --------     --------
                                    1,882        4,254
                                 ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                          LARGE CAP                INTERNATIONAL                 JAPANESE
                                        INTERNATIONAL              SMALL COMPANY              SMALL COMPANY
                                          PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                   ------------------------   ------------------------   ------------------------
                                    SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                      ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                     MAY 31,      NOV. 30,      MAY 31,      NOV. 30,      MAY 31,      NOV. 30,
                                       2001         2000          2001         2000          2001         2000
                                   ------------   ---------   ------------   ---------   ------------   ---------
                                   (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...    $  3,352     $  4,213      $  3,575     $  6,063      $    614     $  1,124
  Net Realized Gain (Loss) on
    Investment Securities Sold...        (116)       1,041         1,458        4,738        (2,259)        (368)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions.................         (79)         101           (56)         (51)          (36)         (11)
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency...........     (32,857)     (44,806)        8,645      (28,028)        5,183      (13,541)
    Translation of Foreign
      Currency Denominated
      Amounts....................          23          (42)           35          (56)           23          (27)
                                     --------     --------      --------     --------      --------     --------
      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations...............     (29,677)     (39,493)       13,657      (17,334)        3,525      (12,823)
                                     --------     --------      --------     --------      --------     --------
Distributions From:
  Net Investment Income..........      (4,475)      (2,888)       (6,184)      (5,230)       (1,151)        (940)
  Net Realized Gains.............      (1,041)      (2,323)       (4,665)          --            --           --
                                     --------     --------      --------     --------      --------     --------
    Total Distributions..........      (5,516)      (5,211)      (10,849)      (5,230)       (1,151)        (940)
                                     --------     --------      --------     --------      --------     --------
Capital Share Transactions (1):
  Shares Issued..................     115,335      194,125        74,436      134,645         6,323       10,749
  Shares Issued in Lieu of Cash
    Distributions................       5,516        5,211        10,849        5,230         1,151          940
  Shares Redeemed................     (63,271)     (64,334)      (43,440)     (58,693)      (10,424)     (41,344)
                                     --------     --------      --------     --------      --------     --------
  Net Increase (Decrease) From
    Capital Shares
    Transactions.................      57,580      135,002        41,845       81,182        (2,950)     (29,655)
                                     --------     --------      --------     --------      --------     --------
    Total Increase (Decrease)....      22,387       90,298        44,653       58,618          (576)     (43,418)
NET ASSETS
  Beginning of Period............     358,638      268,340       309,060      250,442       101,115      144,533
                                     --------     --------      --------     --------      --------     --------
  End of Period..................    $381,025     $358,638      $353,713     $309,060      $100,539     $101,115
                                     ========     ========      ========     ========      ========     ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................       6,929       10,016         8,845       14,827           625        1,040
   Shares Issued in Lieu of Cash
     Distributions...............         317          263         1,306          588           120           94
   Shares Redeemed...............      (3,760)      (3,376)       (5,179)      (6,433)       (1,116)      (3,928)
                                     --------     --------      --------     --------      --------     --------
                                        3,486        6,903         4,972        8,982          (371)      (2,794)
                                     ========     ========      ========     ========      ========     ========

                                         PACIFIC RIM
                                        SMALL COMPANY
                                          PORTFOLIO
                                   ------------------------
                                    SIX MONTHS      YEAR
                                      ENDED         ENDED
                                     MAY 31,      NOV. 30,
                                       2001         2000
                                   ------------   ---------
                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...    $ 1,200      $  4,103
  Net Realized Gain (Loss) on
    Investment Securities Sold...       (294)        9,935
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions.................         (1)          (51)
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency...........      2,385       (30,536)
    Translation of Foreign
      Currency Denominated
      Amounts....................         (3)            1
                                     -------      --------
      Net Increase (Decrease) in
        Net Assets Resulting from
        Operations...............      3,287       (16,548)
                                     -------      --------
Distributions From:
  Net Investment Income..........     (4,181)       (5,473)
  Net Realized Gains.............         --            --
                                     -------      --------
    Total Distributions..........     (4,181)       (5,473)
                                     -------      --------
Capital Share Transactions (1):
  Shares Issued..................      1,244         4,860
  Shares Issued in Lieu of Cash
    Distributions................      4,181         5,473
  Shares Redeemed................     (8,846)      (31,787)
                                     -------      --------
  Net Increase (Decrease) From
    Capital Shares
    Transactions.................     (3,421)      (21,454)
                                     -------      --------
    Total Increase (Decrease)....     (4,315)      (43,475)
NET ASSETS
  Beginning of Period............     88,307       131,782
                                     -------      --------
  End of Period..................    $83,992      $ 88,307
                                     =======      ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................        162           522
   Shares Issued in Lieu of Cash
     Distributions...............        538           575
   Shares Redeemed...............     (1,157)       (3,412)
                                     -------      --------
                                        (457)       (2,315)
                                     =======      ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                       UNITED KINGDOM              CONTINENTAL              DFA INTERNATIONAL
                                       SMALL COMPANY              SMALL COMPANY              SMALL CAP VALUE
                                         PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                  ------------------------   ------------------------   -------------------------
                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                     ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                    MAY 31,      NOV. 30,      MAY 31,      NOV. 30,      MAY 31,       NOV. 30,
                                      2001         2000          2001         2000          2001          2000
                                  ------------   ---------   ------------   ---------   ------------   ----------
                                  (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income (Loss)..    $   597      $  1,885      $  1,248     $  2,709      $  6,957     $  11,264
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................      3,466         4,776         2,894       12,860         7,230        19,929
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................          1           (66)          (26)          37            69          (471)
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities and
    Foreign Currency............     (1,838)      (10,085)       (2,078)     (10,341)       29,702       (57,007)
  Translation of Foreign
    Currency Denominated
    Amounts.....................          1             3            22          (34)           87           (93)
                                    -------      --------      --------     --------      --------     ---------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................      2,227        (3,487)        2,060        5,231        44,045       (26,378)
                                    -------      --------      --------     --------      --------     ---------
Distributions From:
  Net Investment Income.........     (1,776)       (2,767)       (2,739)      (2,707)      (10,748)      (12,242)
  Net Realized Gains............     (4,712)       (9,556)      (12,762)     (21,857)      (15,477)           --
                                    -------      --------      --------     --------      --------     ---------
    Total Distributions.........     (6,488)      (12,323)      (15,501)     (24,564)      (26,225)      (12,242)
                                    -------      --------      --------     --------      --------     ---------
Capital Share Transactions (1):
  Shares Issued.................      1,177         4,212         1,839        7,865        56,763       129,498
  Shares Issued in Lieu of Cash
    Distributions...............      6,488        12,323        15,501       24,564        26,224        12,242
  Shares Redeemed...............     (9,530)      (28,151)      (14,808)     (63,619)      (52,188)     (156,018)
                                    -------      --------      --------     --------      --------     ---------
  Net Increase (Decrease) From
    Capital Shares
    Transactions................     (1,865)      (11,616)        2,532      (31,190)       30,799       (14,278)
                                    -------      --------      --------     --------      --------     ---------
    Total Increase (Decrease)...     (6,126)      (27,426)      (10,909)     (50,523)       48,619       (52,898)
NET ASSETS
  Beginning of Period...........     56,400        83,826       110,220      160,743       472,235       525,133
                                    -------      --------      --------     --------      --------     ---------
  End of Period.................    $50,274      $ 56,400      $ 99,311     $110,220      $520,854     $ 472,235
                                    =======      ========      ========     ========      ========     =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................         64           195           162          593         7,220        15,710
   Shares Issued in Lieu of Cash
     Distributions..............        358           577         1,439        1,997         3,482         1,496
   Shares Redeemed..............       (516)       (1,312)       (1,309)      (4,900)       (6,673)      (18,891)
                                    -------      --------      --------     --------      --------     ---------
                                        (94)         (540)          292       (2,310)        4,029        (1,685)
                                    =======      ========      ========     ========      ========     =========


                                      EMERGING MARKETS
                                          PORTFOLIO
                                  -------------------------
                                   SIX MONTHS       YEAR
                                     ENDED         ENDED
                                    MAY 31,       NOV. 30,
                                      2001          2000
                                  ------------   ----------
                                  (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income (Loss)..    $  3,199     $   3,101
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................      (1,169)       18,717
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................        (141)         (229)
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities and
    Foreign Currency............      (3,165)     (104,265)
  Translation of Foreign
    Currency Denominated
    Amounts.....................          24           (58)
                                    --------     ---------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................      (1,252)      (82,734)
                                    --------     ---------
Distributions From:
  Net Investment Income.........      (1,617)       (2,532)
  Net Realized Gains............          --            --
                                    --------     ---------
    Total Distributions.........      (1,617)       (2,532)
                                    --------     ---------
Capital Share Transactions (1):
  Shares Issued.................      67,788       125,821
  Shares Issued in Lieu of Cash
    Distributions...............       1,617         2,532
  Shares Redeemed...............     (44,042)      (87,539)
                                    --------     ---------
  Net Increase (Decrease) From
    Capital Shares
    Transactions................      25,363        40,814
                                    --------     ---------
    Total Increase (Decrease)...      22,494       (44,452)
NET ASSETS
  Beginning of Period...........     286,152       330,604
                                    --------     ---------
  End of Period.................    $308,646     $ 286,152
                                    ========     =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................       6,884        10,217
   Shares Issued in Lieu of Cash
     Distributions..............         163           190
   Shares Redeemed..............      (4,514)       (7,060)
                                    --------     ---------
                                       2,533         3,347
                                    ========     =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                      EMERGING MARKETS             DFA ONE-YEAR                DFA TWO-YEAR
                                         SMALL CAP                 FIXED INCOME             GLOBAL FIXED INCOME
                                         PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                  ------------------------   -------------------------   -------------------------
                                   SIX MONTHS      YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                     ENDED         ENDED        ENDED         ENDED         ENDED         ENDED
                                    MAY 31,      NOV. 30,      MAY 31,       NOV. 30,      MAY 31,       NOV. 30,
                                      2001         2000          2001          2000          2001          2000
                                  ------------   ---------   ------------   ----------   ------------   ----------
                                  (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:.....................    $   108       $   104     $  21,573     $  41,394     $   7,370     $  51,707
  Net Investment Income
    (Loss)......................
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................         53         1,283           (30)         (439)       (3,312)       (3,163)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................        (18)          (24)           --            --            --            --
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities and
    Foreign Currency............       (795)       (5,252)           71         3,447        11,159       (17,459)
  Translation of Foreign
    Currency Denominated
    Amounts.....................         (1)           --            --            --            --            --
                                    -------       -------     ---------     ---------     ---------     ---------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................       (653)       (3,889)       21,614        44,402        15,217        31,085
                                    -------       -------     ---------     ---------     ---------     ---------
Distributions From:
  Net Investment Income.........        (95)         (104)      (21,702)      (41,300)      (26,454)      (43,191)
  Net Realized Gains............     (1,282)       (4,330)           --            --            --           (15)
                                    -------       -------     ---------     ---------     ---------     ---------
    Total Distributions.........     (1,377)       (4,434)      (21,702)      (41,300)      (26,454)      (43,206)
                                    -------       -------     ---------     ---------     ---------     ---------
Capital Share Transactions (1):
  Shares Issued.................      5,714         9,682       126,725       320,486       122,666       190,738
  Shares Issued in Lieu of Cash
    Distributions...............      1,377         4,434        19,900        37,675        26,328        42,853
  Shares Redeemed...............     (4,200)       (6,535)     (152,272)     (348,499)     (139,827)     (234,467)
                                    -------       -------     ---------     ---------     ---------     ---------
  Net Increase (Decrease) From
    Capital Shares
    Transactions................      2,891         7,581        (5,647)        9,662         9,167          (876)
                                    -------       -------     ---------     ---------     ---------     ---------
    Total Increase (Decrease)...        861          (742)       (5,735)       12,764        (2,070)      (12,997)
NET ASSETS
  Beginning of Period...........     10,992        11,734       725,284       712,520       518,491       531,488
                                    -------       -------     ---------     ---------     ---------     ---------
  End of Period.................    $11,853       $10,992     $ 719,549     $ 725,284     $ 516,421     $ 518,491
                                    =======       =======     =========     =========     =========     =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................        962         1,054        12,393        31,595        12,647        19,274
   Shares Issued in Lieu of Cash
     Distributions..............        233           461         1,958         3,723         2,742         4,367
   Shares Redeemed..............       (679)         (685)      (14,909)      (34,355)      (14,144)      (23,597)
                                    -------       -------     ---------     ---------     ---------     ---------
                                        516           830          (558)          963         1,245            44
                                    =======       =======     =========     =========     =========     =========

                                       DFA FIVE-YEAR
                                         GOVERNMENT
                                         PORTFOLIO
                                  ------------------------
                                   SIX MONTHS      YEAR
                                     ENDED         ENDED
                                    MAY 31,      NOV. 30,
                                      2001         2000
                                  ------------   ---------
                                  (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:.....................    $  5,652     $ 12,450
  Net Investment Income
    (Loss)......................          --           --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................         803       (1,227)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................          --           --
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities and
    Foreign Currency............         337        1,827
  Translation of Foreign
    Currency Denominated
    Amounts.....................          --           --
                                    --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................       6,792       13,050
                                    --------     --------
Distributions From:
  Net Investment Income.........      (7,579)     (11,583)
  Net Realized Gains............          --           --
                                    --------     --------
    Total Distributions.........      (7,579)     (11,583)
                                    --------     --------
Capital Share Transactions (1):
  Shares Issued.................      23,014       51,383
  Shares Issued in Lieu of Cash
    Distributions...............       7,571       11,462
  Shares Redeemed...............     (24,115)     (64,777)
                                    --------     --------
  Net Increase (Decrease) From
    Capital Shares
    Transactions................       6,470       (1,932)
                                    --------     --------
    Total Increase (Decrease)...       5,683         (465)
NET ASSETS
  Beginning of Period...........     218,557      219,022
                                    --------     --------
  End of Period.................    $224,240     $218,557
                                    ========     ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................       2,265        5,097
   Shares Issued in Lieu of Cash
     Distributions..............         756        1,152
   Shares Redeemed..............      (2,376)      (6,426)
                                    --------     --------
                                         645         (177)
                                    ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                              DFA INTERMEDIATE
                                                                    DFA FIVE-YEAR             GOVERNMENT FIXED
                                                                 GLOBAL FIXED INCOME               INCOME
                                                                      PORTFOLIO                  PORTFOLIO
                                                              -------------------------   ------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                                MAY 31,       NOV. 30,      MAY 31,      NOV. 30,
                                                                  2001          2000          2001         2000
                                                              ------------   ----------   ------------   ---------
                                                              (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................    $ 11,625     $  20,352      $  8,247     $ 16,261
  Net Realized Gain (Loss) on Investment Securities Sold....         745        (5,021)          605       (1,274)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................       6,850        16,835            --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............      (1,207)          171         5,419       10,482
    Translation of Foreign Currency Denominated Amounts.....        (406)       (3,188)           --           --
                                                                --------     ---------      --------     --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................      17,607        29,149        14,271       25,469
                                                                --------     ---------      --------     --------
Distributions From:
  Net Investment Income.....................................     (25,769)      (29,705)       (8,203)     (15,779)
  Net Realized Gains........................................          --            --            --         (899)
                                                                --------     ---------      --------     --------
    Total Distributions.....................................     (25,769)      (29,705)       (8,203)     (16,678)
                                                                --------     ---------      --------     --------
Capital Share Transactions (1):
  Shares Issued.............................................     100,924       163,305        19,964       55,418
  Shares Issued in Lieu of Cash Distributions...............      25,541        29,366         8,201       16,659
  Shares Redeemed...........................................     (70,064)     (147,124)      (32,212)     (50,800)
                                                                --------     ---------      --------     --------
  Net Increase (Decrease) From Capital Shares
    Transactions............................................      56,401        45,547        (4,047)      21,277
                                                                --------     ---------      --------     --------
    Total Increase (Decrease)...............................      48,239        44,991         2,021       30,068
NET ASSETS
  Beginning of Period.......................................     517,325       472,334       286,444      256,376
                                                                --------     ---------      --------     --------
  End of Period.............................................    $565,564     $ 517,325      $288,465     $286,444
                                                                ========     =========      ========     ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................       9,873        15,815         1,751        5,189
   Shares Issued in Lieu of Cash Distributions..............       2,525         2,872           725        1,576
   Shares Redeemed..........................................      (6,827)      (14,273)       (2,831)      (4,780)
                                                                --------     ---------      --------     --------
                                                                   5,571         4,414          (355)       1,985
                                                                ========     =========      ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           U.S. LARGE COMPANY PORTFOLIO
                                   -----------------------------------------------------------------------------
                                    SIX MONTHS        YEAR         YEAR        YEAR        YEAR         YEAR
                                       ENDED          ENDED        ENDED       ENDED       ENDED        ENDED
                                      MAY 31,       NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                       2001           2000         1999        1998        1997         1996
----------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period.........................  $    38.70      $    41.08    $  34.61    $  28.48    $  22.73     $  18.12
                                   ----------      ----------    --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...        0.21            0.43        0.45        0.43        0.42         0.41
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..................       (1.76)          (2.16)       6.67        6.20        5.89         4.52
                                   ----------      ----------    --------    --------    --------     --------
    Total From Investment
      Operations.................       (1.55)          (1.73)       7.12        6.63        6.31         4.93
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..........       (0.20)          (0.40)      (0.48)      (0.43)      (0.43)       (0.31)
  Net Realized Gains.............          --           (0.25)      (0.17)      (0.07)      (0.13)       (0.01)
                                   ----------      ----------    --------    --------    --------     --------
    Total Distributions..........       (0.20)          (0.65)      (0.65)      (0.50)      (0.56)       (0.32)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...  $    36.95      $    38.70    $  41.08    $  34.61    $  28.48     $  22.73
================================================================================================================
Total Return.....................       (4.02)%#        (4.33)%     20.76%      23.56%      28.26%       27.49%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)....................  $1,002,740      $1,037,593    $896,404    $549,962    $343,537     $187,757
Ratio of Expenses to Average Net
  Assets.........................        0.15%*          0.15%       0.15%       0.15%       0.15%        0.21%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)........        0.31%*          0.32%       0.31%       0.32%       0.35%        0.45%
Ratio of Net Investment Income
  (Loss) to Average Net Assets...        1.14%*          1.02%       1.18%       1.39%       1.66%        2.10%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and
  assumption of expenses)........        0.98%*          0.85%       1.02%       1.21%       1.46%        1.85%
Portfolio Turnover Rate..........         N/A             N/A         N/A         N/A         N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series....................          10%*             8%          4%          9%          4%          14%
----------------------------------------------------------------------------------------------------------------

                                                    ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                   ------------------------------------------------------------------------
                                    SIX MONTHS      YEAR        YEAR        YEAR        YEAR       JULY 3,
                                      ENDED         ENDED       ENDED       ENDED       ENDED        TO
                                     MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2001         2000        1999        1998        1997        1996
---------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period.........................    $ 11.91       $ 15.12    $  14.27     $ 13.61     $ 11.83     $ 10.00
                                     -------       -------    --------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...       0.23          1.46        1.54        0.63        0.54        0.12
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..................      (0.67)        (2.00)       1.12        2.15        2.40        1.71
                                     -------       -------    --------     -------     -------     -------
    Total From Investment
      Operations.................      (0.44)        (0.54)       2.66        2.78        2.94        1.83
---------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..........      (0.85)        (1.26)      (1.14)      (0.72)      (0.55)         --
  Net Realized Gains.............      (0.75)        (1.41)      (0.67)      (1.40)      (0.61)         --
                                     -------       -------    --------     -------     -------     -------
    Total Distributions..........      (1.60)        (2.67)      (1.81)      (2.12)      (1.16)         --
---------------------------------
Net Asset Value, End of Period...    $  9.87       $ 11.91    $  15.12     $ 14.27     $ 13.61     $ 11.83
=================================
Total Return.....................      (4.39)%#      (4.84)%     20.31%      23.73%      27.22%      18.30%#
---------------------------------
Net Assets, End of Period
  (thousands)....................    $89,520       $89,878    $102,200     $61,536     $47,642     $29,236
Ratio of Expenses to Average Net
  Assets.........................       0.40%*(a)     0.40%(a)     0.40%(a)     0.45%(a)     0.52%(a)     0.65%*(a)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)........       0.40%*(a)     0.40%(a)     0.40%(a)     0.46%(a)     0.54%(a)     0.65%*(a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets...       3.79%*       10.58%       6.27%       4.54%       4.51%       3.44%*
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and
  assumption of expenses)........       3.80%*       10.58%       6.27%       4.53%       4.49%       3.44%*
Portfolio Turnover Rate..........        N/A           N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series....................          1%*          71%         82%         87%        194%        211%*
---------------------------------

  *  Annualized
  #  Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. LARGE CAP VALUE PORTFOLIO
                                      -------------------------------------------------------------------------------
                                       SIX MONTHS        YEAR          YEAR          YEAR         YEAR        YEAR
                                          ENDED          ENDED         ENDED         ENDED        ENDED       ENDED
                                         MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                                          2001           2000          1999          1998         1997        1996
---------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $    18.36      $    20.09    $    20.21    $    19.22    $  15.98    $  13.29
                                      ----------      ----------    ----------    ----------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....         0.05            0.36          0.34          0.31        0.29        0.30
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         3.22            0.10          0.54          1.83        3.60        2.62
                                      ----------      ----------    ----------    ----------    --------    --------
    Total From Investment
      Operations...................         3.27            0.46          0.88          2.14        3.89        2.92
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        (0.13)          (0.36)        (0.35)        (0.31)      (0.30)      (0.23)
  Net Realized Gains...............        (2.84)          (1.83)        (0.65)        (0.84)      (0.35)         --
                                      ----------      ----------    ----------    ----------    --------    --------
    Total Distributions............        (2.97)          (2.19)        (1.00)        (1.15)      (0.65)      (0.23)
---------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period...   $    18.66      $    18.36    $    20.09    $    20.21    $  19.22    $  15.98
=====================================================================================================================
Total Return.......................        20.97%#          2.85%         4.51%        11.69%      25.10%      22.20%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $1,365,095      $1,245,177    $1,177,762    $1,080,470    $840,003    $541,149
Ratio of Expenses to Average Net
  Assets**.........................         0.33%*          0.33%         0.33%         0.33%       0.35%       0.36%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........         0.33%*          0.33%         0.33%         0.33%       0.35%       0.36%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....         1.00%*          1.97%         1.63%         1.57%       1.70%       2.17%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and assumption
  of expenses).....................         1.00%*          1.97%         1.63%         1.57%       1.70%       2.17%
Portfolio Turnover Rate............          N/A             N/A           N/A           N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................            7%*            26%           43%           25%         18%         20%
---------------------------------------------------------------------------------------------------------------------

                                          U.S. SMALL XM
                                         VALUE PORTFOLIO
                                     ------------------------
                                      SIX MONTHS    FEB. 23,
                                        ENDED          TO
                                       MAY 31,      NOV. 30,
                                         2001         2000
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $ 11.06       $ 10.00
                                       -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.38          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       2.42          0.91
                                       -------       -------
    Total From Investment
      Operations...................       2.80          1.06
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.55)           --
  Net Realized Gains...............         --            --
                                       -------       -------
    Total Distributions............      (0.55)           --
-----------------------------------
  Net Asset Value, End of Period...    $ 13.31       $ 11.06
===================================
Total Return.......................      26.43%#       10.60%#
-----------------------------------
Net Assets, End of Period
  (thousands)......................    $68,995       $67,638
Ratio of Expenses to Average Net
  Assets**.........................       0.36%*        0.50%*(a)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........       0.36%*        0.85%*(a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       0.11%*        8.77%*(a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and assumption
  of expenses).....................       0.11%*        8.42%*(a)
Portfolio Turnover Rate............        N/A           N/A
Portfolio Turnover Rate of Master
  Fund Series......................          7%*          26%*(b)
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(b)  For the year ended November 30, 2000

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           U.S. SMALL CAP VALUE PORTFOLIO
                                ------------------------------------------------------------------------------------
                                 SIX MONTHS        YEAR          YEAR          YEAR          YEAR           YEAR
                                    ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                   MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                    2001           2000          1999          1998          1997           1996
--------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    18.79      $    19.17    $    19.09    $    22.09    $    17.00    $    14.03
                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................          --            0.12          0.09          0.12          0.07          0.11
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        4.86            1.11          1.52         (2.10)         5.49          2.93
                                ----------      ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations..............        4.86            1.23          1.61         (1.98)         5.56          3.04
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.13)          (0.10)        (0.08)        (0.10)        (0.11)        (0.02)
  Net Realized Gains..........       (1.62)          (1.51)        (1.45)        (0.92)        (0.36)        (0.05)
                                ----------      ----------    ----------    ----------    ----------    ----------
    Total Distributions.......       (1.75)          (1.61)        (1.53)        (1.02)        (0.47)        (0.07)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    21.90      $    18.79    $    19.17    $    19.09    $    22.09    $    17.00
====================================================================================================================
Total Return..................       28.09%#          6.99%         9.39%        (9.32)%       33.57%        21.70%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $3,220,024      $2,633,943    $2,621,646    $2,350,094    $2,098,654    $1,207,298
Ratio of Expenses to Average
  Net Assets**................        0.56%*          0.56%         0.58%         0.58%         0.60%         0.61%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................       (0.04)%*         0.60%         0.49%         0.57%         0.37%         0.78%
Portfolio Turnover Rate.......         N/A             N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........          15%*            32%           29%           23%           25%           15%
--------------------------------------------------------------------------------------------------------------------

                                                        U.S. SMALL CAP PORTFOLIO
                                ------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                    2001         2000        1999        1998        1997        1996
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................    $  14.27     $  14.68    $  13.77    $  16.89    $  14.53    $  12.64
                                  --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................        0.01         0.08        0.08        0.08        0.09        0.11
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        2.15         0.78        2.18       (1.55)       3.42        2.20
                                  --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations..............        2.16         0.86        2.26       (1.47)       3.51        2.31
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.09)       (0.08)      (0.07)      (0.08)      (0.12)      (0.02)
  Net Realized Gains..........       (1.41)       (1.19)      (1.28)      (1.57)      (1.03)      (0.40)
                                  --------     --------    --------    --------    --------    --------
    Total Distributions.......       (1.50)       (1.27)      (1.35)      (1.65)      (1.15)      (0.42)
------------------------------
Net Asset Value, End of
  Period......................    $  14.93     $  14.27    $  14.68    $  13.77    $  16.89    $  14.53
==============================
Total Return..................       16.60%#       6.09%      18.26%      (9.27)%     26.12%      18.73%
------------------------------
Net Assets, End of Period
  (thousands).................    $738,425     $585,873    $398,665    $324,590    $337,992    $234,194
Ratio of Expenses to Average
  Net Assets**................        0.42%*       0.43%       0.43%       0.43%       0.45%       0.48%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        0.34%*       0.63%       0.62%       0.47%       0.48%       0.75%
Portfolio Turnover Rate.......         N/A          N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of
  Master Fund Series..........          13%*         38%         29%         29%         30%         32%
------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          U.S. MICRO CAP PORTFOLIO
                            ------------------------------------------------------------------------------------
                             SIX MONTHS        YEAR          YEAR          YEAR          YEAR           YEAR
                                ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                               MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                2001           2000          1999          1998          1997           1996
----------------------------------------------------------------------------------------------------------------
                            (UNAUDITED)
Net Asset Value, Beginning
  of Period...............  $    11.93      $    12.54    $    10.65    $    13.99    $    12.14    $    11.03
                            ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)................          --            0.04          0.04          0.02          0.03          0.03
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......        1.97            0.61          2.00         (1.44)         3.01          1.85
                            ----------      ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations..........        1.97            0.65          2.04         (1.42)         3.04          1.88
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...       (0.05)          (0.04)        (0.02)        (0.03)        (0.03)        (0.01)
  Net Realized Gains......       (2.43)          (1.22)        (0.13)        (1.89)        (1.16)        (0.76)
                            ----------      ----------    ----------    ----------    ----------    ----------
    Total Distributions...       (2.48)          (1.26)        (0.15)        (1.92)        (1.19)        (0.77)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period..................  $    11.42      $    11.93    $    12.54    $    10.65    $    13.99    $    12.14
================================================================================================================
Total Return..............       20.71%#          5.36%        19.47%       (11.14)%       27.46%        18.05%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).............  $1,668,248      $1,443,412    $1,322,590    $1,338,510    $1,509,427    $1,181,804
Ratio of Expenses to
  Average Net Assets......        0.57%*(a)       0.56%(a)       0.61%(a)       0.59%(a)       0.60%       0.61%
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets..............       (0.14)%*         0.34%         0.30%         0.18%         0.21%         0.22%
Portfolio Turnover Rate...         N/A             N/A           N/A           N/A         27.81%        23.68%
Portfolio Turnover Rate of
  Master Fund Series......          16%*            37%           23%           26%          N/A           N/A
----------------------------------------------------------------------------------------------------------------

                                              DFA REAL ESTATE SECURITIES PORTFOLIO
                            ------------------------------------------------------------------------
                             SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                               ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                              MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                2001         2000        1999        1998        1997        1996
--------------------------
                            (UNAUDITED)
Net Asset Value, Beginning
  of Period...............    $  13.51     $  11.50    $  13.00    $  15.53     $ 12.65     $ 10.00
                              --------     --------    --------    --------     -------     -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)................        0.45         0.76        0.77        0.74        0.88        0.71
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).......        0.99         1.90       (1.62)      (2.52)       2.68        2.08
                              --------     --------    --------    --------     -------     -------
    Total From Investment
      Operations..........        1.44         2.66       (0.85)      (1.78)       3.56        2.79
--------------------------
LESS DISTRIBUTIONS
  Net Investment Income...       (0.80)       (0.65)      (0.65)      (0.75)      (0.68)      (0.14)
  Net Realized Gains......          --                       --          --          --          --
                              --------     --------    --------    --------     -------     -------
    Total Distributions...       (0.80)       (0.65)      (0.65)      (0.75)      (0.68)      (0.14)
--------------------------
Net Asset Value, End of
  Period..................    $  14.15     $  13.51    $  11.50    $  13.00     $ 15.53     $ 12.65
==========================
Total Return..............       10.94%#       5.89%      (6.75)%    (12.01)%     29.13%      28.24%
--------------------------
Net Assets, End of Period
  (thousands).............    $246,849     $210,231    $130,039    $106,544     $95,072     $64,390
Ratio of Expenses to
  Average Net Assets......        0.44%*       0.45%       0.47%       0.46%       0.48%       0.71%
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets..............        6.43%*       6.06%       6.82%       5.95%       5.73%       7.08%
Portfolio Turnover Rate...           4%*          7%          8%          3%         31%         11%
Portfolio Turnover Rate of
  Master Fund Series......        N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
--------------------------

           *  Annualized
           #  Non-annualized
         (a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
         N/A  Refer to the Master Fund Series
        N/A+ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    LARGE CAP INTERNATIONAL PORTFOLIO
                                -------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR        YEAR         YEAR
                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                    2001         2000        1999        1998        1997         1996
---------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $  17.30      $  19.41    $  16.28    $  14.27     $ 14.18     $ 12.60
                                 --------      --------    --------    --------     -------     -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       0.14          0.23        0.20        0.23        0.23        0.21
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (1.43)        (1.96)       3.19        2.03        0.15        1.39
                                 --------      --------    --------    --------     -------     -------
    Total From Investment
      Operations..............      (1.29)        (1.73)       3.39        2.26        0.38        1.60
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.22)        (0.21)      (0.26)      (0.25)      (0.21)      (0.02)
  Net Realized Gains..........      (0.05)        (0.17)         --          --       (0.08)         --
                                 --------      --------    --------    --------     -------     -------
    Total Distributions.......      (0.27)        (0.38)      (0.26)      (0.25)      (0.29)      (0.02)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $  15.74      $  17.30    $  19.41    $  16.28     $ 14.27     $ 14.18
=========================================================================================================
Total Return..................      (7.63)%#      (9.19)%     21.12%      16.13%       2.80%      12.68%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $381,025      $358,638    $268,340    $114,593     $87,223     $79,322
Ratio of Expenses to Average
  Net Assets..................       0.45%*        0.47%       0.53%       0.47%       0.47%       0.58%
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses)...................       0.45%*        0.47%       0.53%       0.47%       0.47%       0.58%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................       1.80%*        1.21%       1.38%       1.63%       1.69%       1.57%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and
  assumption of expenses).....       1.80%*        1.21%       1.38%       1.63%       1.69%       1.57%
Portfolio Turnover Rate.......          1%*           1%          2%          4%          2%         18%
---------------------------------------------------------------------------------------------------------

                                                 INTERNATIONAL SMALL COMPANY PORTFOLIO
                                ------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR        YEAR       OCT. 1,
                                   ENDED         ENDED       ENDED       ENDED       ENDED        TO
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                    2001         2000        1999        1998        1997        1996
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................    $   8.49     $   9.13    $   7.82    $   7.82    $   9.96    $  10.00
                                  --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................        0.10         0.17        0.15        0.15        0.10        0.01
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        0.26        (0.62)       1.31       (0.04)      (2.22)      (0.05)
                                  --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations..............        0.36        (0.45)       1.46        0.11       (2.12)      (0.04)
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.17)       (0.19)      (0.15)      (0.11)      (0.02)         --
  Net Realized Gains..........       (0.13)          --          --          --          --          --
                                  --------     --------    --------    --------    --------    --------
    Total Distributions.......       (0.30)       (0.19)      (0.15)      (0.11)      (0.02)         --
------------------------------
Net Asset Value, End of
  Period......................    $   8.55     $   8.49    $   9.13    $   7.82    $   7.82    $   9.96
==============================
Total Return..................        4.38%#      (5.01)%     19.07%       1.49%     (21.35)%     (0.40)%#
------------------------------
Net Assets, End of Period
  (thousands).................    $353,713     $309,060    $250,442    $273,992    $230,469    $104,118
Ratio of Expenses to Average
  Net Assets..................        0.72%*(a)     0.71%(a)     0.75%(a)     0.73%(a)     0.75%(a)     0.70%*(a)
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses)...................        0.72%*(a)     0.44%(a)     0.75%(a)     0.73%(a)     0.75%(a)     0.79%*(a)
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        2.17%*       2.10%       1.76%       1.62%       1.46%       0.54%*
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and
  assumption of expenses).....        2.17%*       2.10%       1.76%       1.62%       1.46%       0.45%*
Portfolio Turnover Rate.......         N/A          N/A         N/A         N/A         N/A         N/A
------------------------------

  *  Annualized
  #  Non-annualized
(a) For The International Small Company Portfolio, the expense ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     JAPANESE SMALL COMPANY PORTFOLIO
                                --------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR        YEAR         YEAR
                                   ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                    2001         2000        1999        1998        1997         1996
----------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   9.90      $  11.11    $   9.10    $   9.45    $  21.03     $  22.78
                                 --------      --------    --------    --------    --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       0.01          0.10        0.05        0.07        0.09         0.07
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.41         (1.24)       2.02       (0.31)     (10.45)       (1.45)
                                 --------      --------    --------    --------    --------     --------
    Total From Investment
      Operations..............       0.42         (1.14)       2.07       (0.24)     (10.36)       (1.38)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.11)        (0.07)      (0.06)      (0.11)      (0.06)       (0.01)
  Net Realized Gains..........         --            --          --          --       (1.16)       (0.36)
                                 --------      --------    --------    --------    --------     --------
    Total Distributions.......      (0.11)        (0.07)      (0.06)      (0.11)      (1.22)       (0.37)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $  10.21      $   9.90    $  11.11    $   9.10    $   9.45     $  21.03
==========================================================================================================
Total Return..................       4.36%#      (10.23)%     22.96%      (2.37)%    (51.90)%      (6.28)%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $100,539      $101,115    $144,533    $119,714    $114,017     $294,120
Ratio of Expenses to Average
  Net Assets**................       0.76%*        0.72%       0.73%       0.74%       0.73%        0.72%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................       1.35%*        0.93%       0.61%       0.85%       0.50%        0.24%
Portfolio Turnover Rate.......        N/A           N/A         N/A         N/A         N/A           19%(a)
Portfolio Turnover Rate of
  Master Fund Series..........         12%*           5%          6%          8%         13%           2%*(b)
----------------------------------------------------------------------------------------------------------

                                                  PACIFIC RIM SMALL COMPANY PORTFOLIO
                                ------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                    2001         2000        1999        1998        1997        1996
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................    $  7.89       $  9.76    $   6.55     $  9.52    $  16.63    $  14.38
                                  -------       -------    --------     -------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       0.20          0.34        0.20        0.25        0.32        0.27
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.12         (1.80)       3.23       (2.40)      (6.22)       2.40
                                  -------       -------    --------     -------    --------    --------
    Total From Investment
      Operations..............       0.32         (1.46)       3.43       (2.15)      (5.90)       2.67
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.38)        (0.41)      (0.22)      (0.32)      (0.33)      (0.02)
  Net Realized Gains..........         --            --          --       (0.50)      (0.88)      (0.40)
                                  -------       -------    --------     -------    --------    --------
    Total Distributions.......      (0.38)        (0.41)      (0.22)      (0.82)      (1.21)      (0.42)
------------------------------
Net Asset Value, End of
  Period......................    $  7.83       $  7.89    $   9.76     $  6.55    $   9.52    $  16.63
==============================
Total Return..................       4.04%#      (15.65)%     54.36%     (23.98)%    (38.07)%     19.06%
------------------------------
Net Assets, End of Period
  (thousands).................    $83,992       $88,307    $131,782     $89,330    $111,320    $215,542
Ratio of Expenses to Average
  Net Assets**................       0.75%*        0.74%       0.94%       0.84%       0.84%       0.84%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................       2.25%*        3.64%       2.50%       3.51%       1.95%       1.70%
Portfolio Turnover Rate.......        N/A           N/A         N/A         N/A         N/A           7%(a)
Portfolio Turnover Rate of
  Master Fund Series..........          8%*           7%         34%         26%         24%          8%(b)
------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                  --------------------------------------------------------------------------
                                   SIX MONTHS      YEAR        YEAR        YEAR        YEAR         YEAR
                                     ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                    MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                      2001         2000        1999        1998        1997         1996
------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................   $ 19.31        $ 24.22     $ 21.63     $ 28.69    $  28.47     $  24.09
                                   -------        -------     -------     -------    --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................      0.16           0.65        0.77        0.87        0.81         0.72
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................      0.60          (1.89)       5.67       (4.27)       1.46         5.31
                                   -------        -------     -------     -------    --------     --------
    Total From Investment
      Operations................      0.76          (1.24)       6.44       (3.40)       2.27         6.03
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........     (0.63)         (0.82)      (0.81)      (0.84)      (0.73)       (0.06)
  Net Realized Gains............     (1.66)         (2.85)      (3.04)      (2.82)      (1.32)       (1.59)
                                   -------        -------     -------     -------    --------     --------
    Total Distributions.........     (2.29)         (3.67)      (3.85)      (3.66)      (2.05)       (1.65)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................   $ 17.78        $ 19.31     $ 24.22     $ 21.63    $  28.69     $  28.47
============================================================================================================
Total Return....................      3.68%#        (6.57)%     36.08%     (13.56)%      8.45%       26.76%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................   $50,274        $56,400     $83,826     $79,231    $130,891     $166,789
Ratio of Expenses to Average Net
  Assets**......................      0.74%*         0.73%       0.72%       0.72%       0.70%        0.73%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets........................      2.21%*         2.59%       3.11%       2.87%       2.40%        2.49%
Portfolio Turnover Rate.........       N/A            N/A         N/A         N/A         N/A         3.72%*(a)
Portfolio Turnover Rate of
  Master Fund Series............         7%*           11%          5%         11%          4%           5%*(b)
------------------------------------------------------------------------------------------------------------

                                                    CONTINENTAL SMALL COMPANY PORTFOLIO
                                  ------------------------------------------------------------------------
                                   SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                    MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2001         2000        1999        1998        1997        1996
--------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................    $ 12.33      $  14.29    $  17.42    $  15.94    $  15.26    $  14.13
                                    -------      --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................       0.02          0.33        0.24        0.28        0.29        0.30
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................       0.20         (0.01)      (1.26)       2.55        1.55        1.58
                                    -------      --------    --------    --------    --------    --------
    Total From Investment
      Operations................       0.22          0.32       (1.02)       2.83        1.84        1.88
--------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........      (0.32)        (0.25)      (0.29)      (0.25)      (0.29)      (0.02)
  Net Realized Gains............      (1.47)        (2.03)      (1.82)      (1.10)      (0.87)      (0.73)
                                    -------      --------    --------    --------    --------    --------
    Total Distributions.........      (1.79)        (2.28)      (2.11)      (1.35)      (1.16)      (0.75)
--------------------------------
Net Asset Value, End of
  Period........................    $ 10.76      $  12.33    $  14.29    $  17.42    $  15.94    $  15.26
================================
Total Return....................       1.71%#        2.26%      (6.26)%     19.42%      13.02%      13.96%
--------------------------------
Net Assets, End of Period
  (thousands)...................    $99,311      $110,220    $160,743    $199,838    $232,744    $299,325
Ratio of Expenses to Average Net
  Assets**......................       0.74%*        0.73%       0.70%       0.70%       0.72%       0.73%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets........................       2.33%*        1.92%       1.56%       1.32%       1.41%       1.81%
Portfolio Turnover Rate.........        N/A           N/A         N/A         N/A         N/A           4%*(a)
Portfolio Turnover Rate of
  Master Fund Series............          2%*           9%         11%          1%          3%          7%*(b)
--------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                    --------------------------------------------------------------------------
                                     SIX MONTHS      YEAR        YEAR        YEAR        YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                      MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                        2001         2000        1999        1998        1997         1996
--------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................   $   7.84      $   8.49    $   7.54    $   7.95    $  10.45     $   9.68
                                     --------      --------    --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....       0.13          0.18        0.14        0.15        0.12         0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....       0.58         (0.63)       1.12       (0.16)      (2.19)        0.66
                                     --------      --------    --------    --------    --------     --------
    Total From Investment
      Operations..................       0.71         (0.45)       1.26       (0.01)      (2.07)        0.77
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........      (0.18)        (0.20)      (0.15)      (0.12)      (0.13)          --
  Net Realized Gains..............      (0.26)           --       (0.16)      (0.28)      (0.30)          --
                                     --------      --------    --------    --------    --------     --------
    Total Distributions...........      (0.44)        (0.20)      (0.31)      (0.40)      (0.43)          --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....   $   8.11      $   7.84    $   8.49    $   7.54    $   7.95     $  10.45
==============================================================================================================
Total Return......................       9.58%#       (5.36)%     17.54%       0.17%     (20.60)%       8.01%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................   $520,854      $472,235    $525,133    $450,801    $431,257     $375,488
Ratio of Expenses to Average Net
  Assets..........................       0.85%*        0.82%       0.83%       0.86%       0.90%        0.99%
Ratio of Net Investment Income
  (Loss) to Average Net Assets....       2.83%*        2.28%       1.81%       1.85%       1.47%        1.38%
Portfolio Turnover Rate...........         19%*          16%         16%         19%         14%          15%
Portfolio Turnover Rate of Master
  Fund Series.....................       N/A+          N/A+        N/A+        N/A+        N/A+         N/A+
--------------------------------------------------------------------------------------------------------------

                                                           EMERGING MARKETS PORTFOLIO
                                    ------------------------------------------------------------------------
                                     SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                      MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        2001         2000        1999        1998        1997        1996
----------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................    $   9.52     $  12.37    $   8.16    $   9.61    $  11.71    $  10.35
                                      --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....        0.10         0.11        0.08        0.13        0.12        0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized).....       (0.09)       (2.86)       4.22       (1.32)      (2.13)       1.27
                                      --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations..................        0.01        (2.75)       4.30       (1.19)      (2.01)       1.36
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........       (0.06)       (0.10)      (0.09)      (0.26)      (0.09)         --
  Net Realized Gains..............          --           --          --          --          --          --
                                      --------     --------    --------    --------    --------    --------
    Total Distributions...........       (0.06)       (0.10)      (0.09)      (0.26)      (0.09)         --
----------------------------------
Net Asset Value, End of Period....    $   9.47     $   9.52    $  12.37    $   8.16    $   9.61    $  11.71
==================================
Total Return......................        0.02%#     (22.49)%     53.34%     (12.57)%    (17.27)%     13.18%
----------------------------------
Net Assets, End of Period
  (thousands).....................    $308,646     $286,152    $330,604    $225,227    $212,048    $162,025
Ratio of Expenses to Average Net
  Assets..........................        0.90%*(a)     0.90%(a)     0.91%(a)     1.00%(a)     0.99%(a)     1.15%(a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets....        2.09%*       0.90%       0.90%       1.19%       1.19%       1.14%
Portfolio Turnover Rate...........         N/A          N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series.....................           3%*         12%         16%         10%          1%          0%
----------------------------------

           *  Annualized
           #  Non-annualized
         (a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
         N/A  Refer to the Master Fund Series
        N/A+ Not applicable, as the Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           EMERGING MARKETS SMALL CAP PORTFOLIO
                                     ------------------------------------------------
                                      SIX MONTHS      YEAR        YEAR      MARCH 6,
                                        ENDED         ENDED       ENDED        TO
                                       MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,
                                         2001         2000        1999        1998
-------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  6.79        $ 14.88     $  9.09     $ 10.00
                                      -------        -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.05           0.12        0.10       (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.38)         (1.68)       6.05       (0.90)
                                      -------        -------     -------     -------
    Total From Investment
      Operations...................     (0.33)         (1.56)       6.15       (0.91)
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.06)         (0.15)      (0.06)         --
  Net Realized Gains...............     (0.85)         (6.38)      (0.30)         --
                                      -------        -------     -------     -------
    Total Distributions............     (0.91)         (6.53)      (0.36)         --
-------------------------------------------------------------------------------------
Net Asset Value, End of Period.....   $  5.55        $  6.79     $ 14.88     $  9.09
=====================================================================================
Total Return.......................     (5.70)%#      (23.38)      70.30%      (9.10)%#
-------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................   $11,853        $10,992     $11,734     $ 5,021
Ratio of Expenses to Average Net
  Assets**.........................      1.60%*         1.56%       1.77%       2.36%*
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....      2.03%*         0.77%       0.73%      (0.29)%*
Portfolio Turnover Rate............       N/A            N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................         8%*           20%         24%         13%
-------------------------------------------------------------------------------------

                                                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                     ------------------------------------------------------------------------
                                      SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                       MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                         2001         2000        1999        1998        1997        1996
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $  10.21     $  10.17    $  10.22    $  10.23    $  10.24    $  10.21
                                       --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.31         0.60        0.52        0.57        0.59        0.56
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --         0.04       (0.04)         --       (0.01)       0.03
                                       --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        0.31         0.64        0.48        0.57        0.58        0.59
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.31)       (0.60)      (0.52)      (0.57)      (0.59)      (0.56)
  Net Realized Gains...............          --           --       (0.01)      (0.01)         --          --
                                       --------     --------    --------    --------    --------    --------
    Total Distributions............       (0.31)       (0.60)      (0.53)      (0.58)      (0.59)      (0.56)
-----------------------------------
Net Asset Value, End of Period.....    $  10.21     $  10.21    $  10.17    $  10.22    $  10.23    $  10.24
===================================
Total Return.......................        3.05%#       6.49%       4.80%       5.74%       5.84%       5.94%
-----------------------------------
Net Assets, End of Period
  (thousands)......................    $719,549     $725,284    $712,520    $752,510    $752,237    $854,521
Ratio of Expenses to Average Net
  Assets**.........................        0.20%*       0.20%       0.21%       0.21%       0.22%       0.21%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....        5.99%*       5.90%       5.07%       5.51%       5.79%       5.39%
Portfolio Turnover Rate............         N/A          N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................          66%*         35%         58%         24%         83%         96%
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund
     Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                 ---------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR      FEBRUARY 9,
                                    ENDED         ENDED       ENDED       ENDED       ENDED          TO
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,
                                     2001         2000        1999        1998        1997          1996
------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................   $  10.05      $  10.31    $  10.21    $  10.40    $  10.37     $  10.00
                                  --------      --------    --------    --------    --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................       0.21          1.01        0.56        0.61        0.69         0.24
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................       0.09         (0.41)      (0.09)       0.01       (0.12)        0.35
                                  --------      --------    --------    --------    --------     --------
    Total From Investment
      Operations...............       0.30          0.60        0.47        0.62        0.57         0.59
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........      (0.58)        (0.86)      (0.36)      (0.79)      (0.53)       (0.22)
  Net Realized Gains...........         --            --       (0.01)      (0.02)      (0.01)          --
                                  --------      --------    --------    --------    --------     --------
    Total Distributions........      (0.58)        (0.86)      (0.37)      (0.81)      (0.54)       (0.22)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................   $   9.77      $  10.05    $  10.31    $  10.21    $  10.40     $  10.37
============================================================================================================
Total Return...................       3.10%#        6.18%       4.69%       6.39%       5.66%        6.01%#
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................   $516,421      $518,491    $531,488    $440,885    $418,905     $319,343
Ratio of Expenses to Average
  Net Assets...................       0.27%*(a)     0.27%(a)     0.27%(a)     0.29%(a)     0.34%(a)      0.33%*(a)
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets.......................       2.97%*        9.97%       5.59%       5.90%       6.70%        3.10%*
Portfolio Turnover Rate........        N/A           N/A         N/A         N/A         N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series...........         93%*          73%         78%        113%        119%          87%
------------------------------------------------------------------------------------------------------------

                                                    DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                 ------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2001         2000        1999        1998        1997        1996
-------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................    $  10.32     $  10.26    $  10.35    $  10.36    $  10.42    $  10.05
                                   --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).....................        0.26         0.59        0.49        0.54        0.59        0.65
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        0.06         0.01       (0.08)       0.01       (0.06)       0.09
                                   --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations...............        0.32         0.60        0.41        0.55        0.53        0.74
-------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........       (0.36)       (0.54)      (0.50)      (0.56)      (0.59)      (0.37)
  Net Realized Gains...........          --           --          --          --          --          --
                                   --------     --------    --------    --------    --------    --------
    Total Distributions........       (0.36)       (0.54)      (0.50)      (0.56)      (0.59)      (0.37)
-------------------------------
Net Asset Value, End of
  Period.......................    $  10.28     $  10.32    $  10.26    $  10.35    $  10.36    $  10.42
===============================
Total Return...................        3.19%#       6.16%       4.11%       5.50%       5.39%       7.51%
-------------------------------
Net Assets, End of Period
  (thousands)..................    $224,240     $218,557    $219,022    $210,986    $204,377    $174,386
Ratio of Expenses to Average
  Net Assets...................        0.28%*       0.28%       0.28%       0.29%       0.29%       0.30%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets.......................        5.16%*       5.75%       4.95%       5.18%       5.95%       5.63%
Portfolio Turnover Rate........           0%*         60%         57%          7%         28%        212%
Portfolio Turnover Rate of
  Master Fund Series...........        N/A+         N/A+        N/A+        N/A+        N/A+        N/A+
-------------------------------

           *  Annualized
           #  Non-annualized
         (a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
         N/A  Refer to Master Fund Series
        N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  DFA FIVE YEAR GLOBAL FIXED INCOME PORTFOLIO
                                   --------------------------------------------------------------------------
                                    SIX MONTHS      YEAR        YEAR        YEAR        YEAR         YEAR
                                      ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                     MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,
                                       2001         2000        1999        1998        1997         1996
-------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period.........................   $  10.50      $  10.53    $  10.65    $  10.88    $  11.04     $  10.51
                                    --------      --------    --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...       0.36          0.61        0.37        0.45        0.48         0.50
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..................      (0.01)           --        0.01        0.42        0.33         0.61
                                    --------      --------    --------    --------    --------     --------
    Total From Investment
      Operations.................       0.35          0.61        0.38        0.87        0.81         1.11
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..........      (0.53)        (0.64)      (0.22)      (1.04)      (0.88)       (0.58)
  Net Realized Gains.............         --            --       (0.28)      (0.06)      (0.09)          --
                                    --------      --------    --------    --------    --------     --------
    Total Distributions..........      (0.53)        (0.64)      (0.50)      (1.10)      (0.97)       (0.58)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...   $  10.32      $  10.50    $  10.53    $  10.65    $  10.88     $  11.04
=============================================================================================================
Total Return.....................       3.42%#        6.09%       3.63%       8.78%       7.87%       11.13%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)....................   $565,564      $517,325    $472,334    $371,619    $250,078     $165,772
Ratio of Expenses to Average Net
  Assets.........................       0.37%*        0.38%       0.39%       0.41%       0.42%        0.46%
Ratio of Net Investment Income
  (Loss) to Average Net Assets...       4.31%*        4.15%       3.62%       3.87%       4.50%        4.88%
Portfolio Turnover Rate..........         36%*          80%         59%         74%         95%          98%
-------------------------------------------------------------------------------------------------------------

                                              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                   ------------------------------------------------------------------------
                                    SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                     MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2001         2000        1999        1998        1997        1996
---------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period.........................    $  11.18     $  10.84    $  11.78    $  11.28    $  11.22    $  11.24
                                     --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...        0.32         0.63        0.61        0.61        0.66        0.65
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)..................        0.23         0.38       (0.89)       0.59        0.06       (0.13)
                                     --------     --------    --------    --------    --------    --------
    Total From Investment
      Operations.................        0.55         1.01       (0.28)       1.20        0.72        0.52
---------------------------------
LESS DISTRIBUTIONS
  Net Investment Income..........       (0.32)       (0.63)      (0.58)      (0.65)      (0.66)      (0.50)
  Net Realized Gains.............          --        (0.04)      (0.08)      (0.05)         --       (0.04)
                                     --------     --------    --------    --------    --------    --------
    Total Distributions..........       (0.32)       (0.67)      (0.66)      (0.70)      (0.66)      (0.54)
---------------------------------
Net Asset Value, End of Period...    $  11.41     $  11.18    $  10.84    $  11.78    $  11.28    $  11.22
=================================
Total Return.....................        4.96%#       9.75%      (2.41)%     11.07%       6.75%       4.98%
---------------------------------
Net Assets, End of Period
  (thousands)....................    $288,465     $286,444    $256,376    $239,035    $136,555    $107,944
Ratio of Expenses to Average Net
  Assets.........................        0.17%*       0.18%       0.21%       0.24%       0.25%       0.26%
Ratio of Net Investment Income
  (Loss) to Average Net Assets...        5.69%*       6.00%       5.58%       5.77%       6.20%       6.22%
Portfolio Turnover Rate..........          16%*          8%         13%         24%         24%         31%
---------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-two of the Fund's thirty-eight portfolios (the "Portfolios") are included in this report. Of the remaining sixteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, six are presented in separate reports, and four have not commenced operations.

    Effective April 1, 2001, several of the Portfolios changed their names. The U.S. 4-10 Value Portfolio is now known as the U.S. Small XM Value Portfolio; the U.S. 6-10 Value Portfolio is now the U.S. Small Cap Value Portfolio; the
U.S. 6-10 Small Company Portfolio is now the U.S. Small Cap Portfolio and the U.S. 9-10 Small Company Portfolio is now the U.S. Micro Cap Portfolio.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                               PERCENTAGE
                                                                                               OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                         SERIES (MASTER FUNDS)                        AT 5/31/01
------------------------------------------------  -------------------------------------------  ----------
U.S. Large Company Portfolio                      The U.S. Large Company Series                    32%
Enhanced U.S. Large Company Portfolio             The Enhanced U.S. large Company Series          100%
U.S. Large Cap Value Portfolio                    The U.S. Large Cap Value Series                  73%
U.S. Small XM Value Portfolio                     The U.S. Small XM Value Series                    8%
U.S. Small Cap Value Portfolio                    The U.S. Small Cap Value Series                  97%
U.S. Small Cap Portfolio                          The U.S. Small Cap Series                        78%
U.S. Micro Cap Portfolio                          The U.S. Micro Cap Series                       100%
International Small Company Portfolio             The Japanese Small Company Series                56%
                                                  The Pacific Rim Small Company Series             36%
                                                  The United Kingdom Small Company Series          52%
                                                  The Continental Small Company Series             55%
Japanese Small Company Portfolio                  The Japanese Small Company Series                44%
Pacific Rim Small Company Portfolio               The Pacific Rim Small Company Series             64%
United Kingdom Small Company Portfolio            The United Kingdom Small Company Series          48%
Continental Small Company Portfolio               The Continental Small Company Series             45%
Emerging Markets Portfolio                        The Emerging Markets Series                      97%
Emerging Markets Small Cap Portfolio              The Emerging Markets Small Cap Series            37%
DFA One-Year Fixed Income Portfolio               The DFA One-Year Fixed Income Series            100%
DFA Two-Year Global Fixed Income Portfolio        The DFA Two-Year Global Fixed Income Series     100%

    Each Feeder Fund, with the exception of the International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by the DFA Five-Year Government Portfolio, the DFA Five-Year Global Fixed Income Portfolio and the DFA Intermediate Government Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. the DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    the U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by counties in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a county's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the six months ended May 31, 2001, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

DFA Real Estate Securities Portfolio........................  .30 of 1%
Large Cap International Portfolio...........................  .25 of 1%
DFA International Small Cap Value Portfolio.................  .65 of 1%
DFA Five-Year Government Portfolio..........................  .20 of 1%
DFA Five-Year Global Fixed Income Portfolio.................  .25 of 1%
DFA Intermediate Government Fixed Income Portfolio..........  .10 of 1%

    For the six months ended May 31, 2001, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

U.S. Large Company Portfolio................................  .215 of 1%
Enhanced U.S. Large Company Portfolio.......................  .15 of 1%
U.S. Large Cap Value Portfolio..............................  .15 of 1%
U.S. Small XM Value Portfolio...............................  .30 of 1%
U.S. Small Cap Value Portfolio..............................  .30 of 1%
U.S. Small Cap Portfolio....................................  .32 of 1%
U.S. Micro Cap Portfolio....................................  .40 of 1%
International Small Company Portfolio.......................  .40 of 1%
Japanese Small Company Portfolio............................  .40 of 1%
Pacific Rim Small Company Portfolio.........................  .40 of 1%
United Kingdom Small Company Portfolio......................  .40 of 1%
Continental Small Company Portfolio.........................  .40 of 1%
Emerging Markets Portfolio..................................  .40 of 1%
Emerging Markets Small Cap Portfolio........................  .45 of 1%
DFA One-Year Fixed Income Portfolio.........................  .10 of 1%
DFA Two-Year Global Fixed Income Portfolio..................  .10 of 1%

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At May 31, 2001, approximately $1,755,000 of previously waived fees was subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2002.

    Effective February 23, 1999, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of U.S. Small XM Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At May 31, 2001, approximately $37,000 of waived fees was subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio. At May 31, 2001, approximately $11,000 of waived fees of United Kingdom Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2004.

    Effective October 1, 1996, the Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At May 31, 2001, approximately $2,000 of previously waived fees was subject to future reimbursement to the advisor over various periods not exceeding November 30, 2001.

    Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                U.S. GOVERNMENT        OTHER INVESTMENT
                                                                   SECURITIES             SECURITIES
                                                              --------------------   ---------------------
                                                              PURCHASES    SALES     PURCHASES     SALES
                                                              ---------   --------   ---------   ---------
DFA Real Estate Securities Portfolio........................        --         --     $24,323    $  4,587
Large Cap International Portfolio...........................        --         --      25,543         980
DFA International Small Cap Value Portfolio.................        --         --      53,834      44,222
DFA Five-Year Government Portfolio..........................        --         --      92,497          --
DFA Five-Year Global Fixed Income Portfolio.................        --         --      96,144     207,180
DFA Intermediate Government Fixed Income Portfolio..........   $12,735     $2,445      20,370      20,783

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
U.S. Large Company Portfolio...............................      $203,220                  --      $ 203,220
Enhanced U.S. Large Company Portfolio......................            --           $ (18,879)       (18,879)
U.S. Large Cap Value Portfolio.............................       395,501            (260,397)       135,104
U.S. Small XM Value Portfolio..............................         9,761                  --          9,761
U.S. Small Cap Value Portfolio.............................       477,230                  --        477,230
U.S. Small Cap Portfolio...................................        22,788                  --         22,788
U.S. Micro Cap Portfolio...................................       140,078                  --        140,078
DFA Real Estate Securities Portfolio.......................        33,240              (6,085)        27,155
Large Cap International Portfolio..........................        43,532             (56,160)       (12,628)
International Small Company Portfolio......................         6,843             (60,635)       (53,792)
Japanese Small Company Portfolio...........................        24,224            (168,726)      (144,502)
Pacific Rim Small Company Portfolio........................        15,767             (67,422)       (51,655)
United Kingdom Small Company Portfolio.....................        71,336             (65,190)         6,146
Continental Small Company Portfolio........................        84,300             (67,759)        16,541
DFA International Small Cap Value Portfolio................        69,655            (183,202)      (113,547)
Emerging Markets Portfolio.................................        61,783            (117,903)       (56,120)
Emerging Markets Small Cap Portfolio.......................            --              (5,717)        (5,717)
DFA One-Year Fixed Income Portfolio........................         2,364                  --          2,364
DFA Two-Year Global Fixed Income Portfolio.................            --             (11,582)       (11,582)
DFA Five-Year Government Portfolio.........................           226                  (3)           223
DFA Five-Year Global Fixed Income Portfolio................            --              (9,456)        (9,456)
DFA Intermediate Government Fixed Income Portfolio.........         6,947              (1,762)         5,185

    At May 31, 2001, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                  EXPIRES ON NOVEMBER 30,
                                                                ----------------------------
                                          2002       2003       2004       2005        2006        2007        2008        TOTAL
                                         ------      -----      ----      ------      ------      ------      ------      -------
U.S. Large Company Portfolio.......          --        --         --          --          --          --      $  503      $   503
DFA Real Estate Securities
 Portfolio.........................          --        --       $ 64          --      $  126      $1,594          --        1,784
Japanese Small Company Portfolio...          --        --         --      $1,532       7,918       2,826         632       12,908
Pacific Rim Small Company
 Portfolio.........................          --        --         --          --          --         566          --          566
Emerging Markets Portfolio.........          --        --         --          --         962       1,831          --        2,793
DFA One-Year Fixed Income
 Portfolio.........................          --        --         --          --          --         184          69          253
DFA Two-Year Global Fixed Income
 Portfolio.........................          --        --         --          --          --          --         112          112
DFA Five-Year Government
 Portfolio.........................      $7,871        --        887          --          --          70       1,227       10,055
DFA Five-Year Global Fixed Income
 Portfolio.........................          --        --         --          --          --         275       5,021        5,296
DFA Intermediate Government Bond
 Portfolio.........................          --        --         --          --          --          --       1,274        1,274

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

    At May 31, 2001, net assets consisted of (amounts in thousands):

                                                                          UNREALIZED
                                                                         APPRECIATION
                                ACCUMULATED               ACCUMULATED  (DEPRECIATION) OF UNREALIZED
                                    NET                   NET REALIZED    INVESTMENT     NET FOREIGN
                                 INVESTMENT  ACCUMULATED    FOREIGN       SECURITIES,     EXCHANGE               NUMBER OF
                      PAID-IN      INCOME    NET REALIZED   EXCHANGE      FUTURES AND       GAIN     TOTAL NET    SHARES
                      CAPITAL      (LOSS)    GAIN (LOSS)  GAIN (LOSS)  FOREIGN CURRENCY    (LOSS)      ASSETS   AUTHORIZED
                     ---------- ------------ ------------ ------------ ----------------- ----------- ---------- -----------
U.S. Large Company
 Portfolio           $  794,843   $  2,682     $(14,836)         --        $ 220,051           --    $1,002,740 200,000,000
Enhanced U.S. Large
 Company
 Portfolio..........    110,233        (46)      (5,728)         --          (14,939)          --        89,520 100,000,000
U.S. Large Cap Value
 Portfolio..........  1,114,059       (575)      26,900          --          224,711           --     1,365,095 200,000,000
U.S. Small XM Value
 Portfolio..........     55,989       (106)       3,311          --            9,801           --        68,995 100,000,000
U.S. Small Cap Value
 Portfolio..........  2,320,722     (3,637)     347,454          --          555,485           --     3,220,024 300,000,000
U.S. Small Cap
 Portfolio..........    650,087       (986)      31,458          --           57,866           --       738,425 100,000,000
U.S. Micro Cap
 Portfolio..........  1,308,586      2,502      172,824          --          184,336           --     1,668,248 300,000,000
DFA Real Estate
 Securities
 Portfolio..........    218,493      2,313       (2,306)         --           28,349           --       246,849 100,000,000
Large Cap
 International
 Portfolio..........    390,215      2,415         (684)    $   (79)         (10,828)      $  (14)      381,025 150,000,000
International Small
 Company
 Portfolio..........    402,871      2,489        2,119         (56)         (53,676)         (34)      353,713 100,000,000
Japanese Small
 Company
 Portfolio..........    259,997        233      (17,993)        (36)        (141,674)          12       100,539  50,000,000
Pacific Rim Small
 Company
 Portfolio..........    135,796       (783)         232          (1)         (51,250)          (2)       83,992  50,000,000
United Kingdom Small
 Company
 Portfolio..........     40,074        649        3,398           1            6,152           --        50,274  20,000,000
Continental Small
 Company
 Portfolio..........     78,927      1,571        2,297         (26)          16,565          (23)       99,311  50,000,000
DFA International
 Small Cap Value
 Portfolio..........    621,503      3,786        9,078          69         (113,547)         (35)      520,854 200,000,000
Emerging Markets
 Portfolio..........    369,624      1,796       (7,174)       (141)         (55,424)         (35)      308,646 100,000,000
Emerging Markets
 Small Cap
 Portfolio..........     17,449         19          130         (18)          (5,726)          (1)       11,853 100,000,000
DFA One-Year Fixed
 Income Portfolio...    717,444        (35)      (5,123)         --            7,263           --       719,549 300,000,000

                                                                          UNREALIZED
                                                                         APPRECIATION
                                ACCUMULATED               ACCUMULATED  (DEPRECIATION) OF UNREALIZED
                                    NET                   NET REALIZED    INVESTMENT     NET FOREIGN
                                 INVESTMENT  ACCUMULATED    FOREIGN       SECURITIES,     EXCHANGE               NUMBER OF
                      PAID-IN      INCOME    NET REALIZED   EXCHANGE      FUTURES AND       GAIN     TOTAL NET    SHARES
                      CAPITAL      (LOSS)    GAIN (LOSS)  GAIN (LOSS)  FOREIGN CURRENCY    (LOSS)      ASSETS   AUTHORIZED
                     ---------- ------------ ------------ ------------ ----------------- ----------- ---------- -----------
DFA Two-Year Global
 Fixed Income
 Portfolio.......... $  529,351   $   (178)    $ (8,784)         --        $  (3,968)          --    $  516,421 200,000,000
DFA Five-Year
 Government
 Portfolio..........    228,733      4,535       (9,251)         --              223           --       224,240 100,000,000
DFA Five-Year Global
 Fixed Income
 Portfolio..........    567,876      3,773       (4,530)    $ 6,850           (9,456)      $1,051       565,564 100,000,000
DFA Intermediate
 Government Fixed
 Income Portfolio...    279,820      4,136         (676)         --            5,185           --       288,465 100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on May 31, 2001.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2001, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
     EXPIRATION                                               CONTRACT        VALUE AT      FOREIGN EXCHANGE
        DATE                      CURRENCY SOLD                AMOUNT       MAY 31, 2001       GAIN (LOSS)
---------------------   ----------------------------------  -------------   -------------   -----------------
      06/07/01          9,500,785,801   Japanese Yen        $ 78,681,456    $ 80,060,430       $(1,378,974)
      06/11/01            523,731,443   Swedish Krona         51,162,037      48,645,744         2,516,293
      06/29/01             32,038,089   Canadian Dollar       20,746,833      20,722,812            24,021
                                                            ------------    ------------       -----------
                                                            $150,590,326    $149,428,986       $ 1,161,340
                                                            ============    ============       ===========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Five-Year Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2001, borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
DFA Real Estate Securities Portfolio....      7.35%       $  170,000        2        $   69     $  272,000
International Small Company Portfolio...      7.25%        1,654,286        7         2,332      2,350,000
United Kingdom Small
  Company Portfolio.....................      7.25%          500,000        2           201        500,000
Continental Small Company Portfolio.....      7.25%          480,000        5           483      1,210,000
DFA International Small Cap Value
  Portfolio.............................      7.08%        2,625,000        8         4,129      3,800,000
Emerging Markets Small Cap Portfolio....      6.77%           56,667        3            32        130,000

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the DFA International Small Cap Value Portfolio, the Large Cap International Portfolio, and the DFA Five-Year Global Fixed Income Portfolio with an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio 1.00% of the net asset value of their shares. The reimbursement fee for the DFA International Small Cap Value Portfolio and The International Small Company Portfolio are 0.675% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities, UBS Warburg and Fuji Securities which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 2001, was as follows:

                                                    MARKET VALUE       VALUE OF
                                                         OF           COLLATERAL     COLLATERAL OF
                                                    SECURITIES ON        AND          REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                              LOAN        IDEMNIFICATION    AGREEMENTS
--------------------------                          -------------   --------------   -------------
DFA Real Estate Securities Portfolio..............   $    46,694      $   401,500     $   414,208

INTERNATIONAL EQUITY PORTFOLIOS
-------------------------------
Large Cap International Portfolio.................    22,653,122       24,216,461      24,946,170
International Small Cap Value Portfolio...........    33,708,720       37,449,837      43,184,953

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (46,945,470 Shares, Cost
  $517,742)++ at Value+.....................................  $   548,793
Receivables:
    Investment Securities Sold..............................          100
    Fund Shares Sold........................................          201
                                                              -----------
    Total Assets............................................      549,094
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          301
Accrued Expenses and Other Liabilites.......................          129
                                                              -----------
    Total Liabilities.......................................          430
                                                              -----------

NET ASSETS..................................................  $   548,664
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   46,389,820
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.83
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In-Capital.............................................  $   505,124
Accumulated Net Investment Gain (Loss)......................         (372)
Accumulated Net Realized Gain (Loss)........................       12,861
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       31,051
                                                              -----------
    Total Net Assets........................................  $   548,664
                                                              ===========

--------------

 + See Note B to the financial statements.

++ The cost for federal income tax purposes is $527,454.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment
     Trust Company..........................................         $  1,432
                                                                     --------

EXPENSES
    Administrative Services.................................              560
    Accounting & Transfer Agent Fees........................               19
    Legal Fees..............................................               11
    Audit Fees..............................................                2
    Filing Fees.............................................               24
    Shareholders' Reports...................................               12
    Directors' Fees and Expenses............................                3
    Other...................................................                1
                                                                     --------
        Total Expenses......................................              632
                                                                     --------
    NET INVESTMENT INCOME...................................              800
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................           19,623

Net Realized Gain (Loss) on Investment Securities Sold......           (1,943)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (15,381)
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................            2,299
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $  3,099
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................          $    800         $   9,124
    Capital Gain Distribution Received from The DFA
      Investment Trust Company..............................            19,623            27,596
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (1,943)            4,273
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (15,381)          (44,238)
                                                                      --------         ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             3,099            (3,245)
                                                                      --------         ---------

Distributions From:
    Net Investment Income...................................            (2,913)           (8,181)
    Net Realized Gains......................................           (33,502)           (6,381)
                                                                      --------         ---------
        Total Distributions.................................           (36,415)          (14,562)
                                                                      --------         ---------
Capital Share Transactions (1):
    Shares Issued...........................................            51,252           369,569
    Shares Issued in Lieu of Cash Distributions.............            36,409            14,544
    Shares Redeemed.........................................           (74,915)         (250,785)
                                                                      --------         ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            12,746           133,328
                                                                      --------         ---------
        Total Increase (Decrease)...........................           (20,570)          115,521
NET ASSETS
    Beginning of Period.....................................           569,234           453,713
                                                                      --------         ---------
    End of Period...........................................          $548,664         $ 569,234
                                                                      ========         =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             4,270            28,698
    Shares Issued in Lieu of Cash Distributions.............             3,037             1,115
    Shares Redeemed.........................................            (6,166)          (19,276)
                                                                      --------         ---------
                                                                         1,141            10,537
                                                                      ========         =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                           ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                          MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                           2001         2000        1999        1998        1997        1996
                                        -----------   ---------   ---------   ---------   ---------   ---------
                                        (UNAUDITED)
Net Asset Value, Beginning of            $  12.58     $  13.07    $  11.88    $  10.94    $  11.90    $  10.55
  Period..............................
                                         --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)........       0.02         0.24        0.28        0.24        0.19        0.21
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........       0.06        (0.32)       1.24        1.08       (0.65)       1.31
                                         --------     --------    --------    --------    --------    --------
  Total from Investment Operations....       0.08        (0.08)       1.52        1.32       (0.46)       1.52
                                         --------     --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income...............      (0.07)       (0.22)      (0.29)      (0.24)      (0.21)      (0.17)
  Net Realized Gains..................      (0.76)       (0.19)      (0.04)      (0.14)      (0.29)         --
                                         --------     --------    --------    --------    --------    --------
  Total Distributions.................      (0.83)       (0.41)      (0.33)      (0.38)      (0.50)      (0.17)
                                         --------     --------    --------    --------    --------    --------
Net Asset Value, End of Period........   $  11.83     $  12.58    $  13.07    $  11.88    $  10.94    $  11.90
                                         ========     ========    ========    ========    ========    ========
Total Return..........................       0.50%#      (0.72)%     12.96%      12.29%      (4.04)%     14.54%

Net Assets, End of Period
  (thousands).........................   $548,664     $569,234    $453,713    $435,587    $370,117    $316,708
Ratio of Expenses to Average Net
  Assets **...........................       0.52%*       0.52%       0.52%       0.53%       0.56%       0.56%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) **..........       0.52%*       0.52%       0.52%       0.53%       0.56%       0.57%
Ratio of Net Investment Income (Loss)
  to Average Net Assets...............       0.29%*       1.76%       2.21%       2.04%       1.72%       2.22%
Ratio of Net Investment Income (Loss)
  to Average Net Assets (excluding
  waivers and assumption of
  expenses)...........................       0.29%*       1.76%       2.21%       2.04%       1.72%       2.21%
Portfolio Turnover Rate...............        N/A          N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund
  Series .............................          7%*          9%          6%         15%         23%         12%

--------------

*   Annualized

#   Non-annualized

** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 38% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor had agreed to waive its fees and reimburse the Portfolio through March 28, 1996 to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.65% of average daily net assets.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $21,339
Gross Unrealized Depreciation                                      --
                                                              -------
    Net.....................................................  $21,339
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank by the Portfolio for the six months ended May 31, 2001.

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.6%)
 Abbott Laboratories...................................      430,200   $   22,361,796
 *ADC Telecommunications, Inc..........................      216,200        1,661,497
 Adobe Systems, Inc....................................       66,800        2,655,968
 *Advanced Micro Devices, Inc..........................       87,300        2,466,225
 *AES Corp.............................................      147,900        6,714,660
 *Aetna, Inc...........................................       40,000          934,000
 AFLAC, Inc............................................      147,700        4,789,911
 *Agilent Technologies, Inc............................      126,900        4,256,226
 Air Products & Chemicals, Inc.........................       63,800        2,983,926
 Alberto-Culver Co. Class B............................       15,500          654,875
 Albertson's, Inc......................................      113,800        3,266,060
 Alcan Aluminum, Ltd...................................       88,400        3,960,320
 Alcoa, Inc............................................      240,500       10,377,575
 Allegheny Energy, Inc.................................       34,100        1,814,120
 Allegheny Teledyne, Inc...............................       22,400          462,336
 Allergan, Inc.........................................       36,700        3,291,990
 *Allied Waste Industries, Inc.........................       54,900          926,712
 Allstate Corp.........................................      203,400        9,157,068
 Alltel Corp...........................................       87,100        5,050,929
 *Altera Corp..........................................      110,500        2,652,552
 *Alza Corp............................................       65,900        3,107,185
 Ambac, Inc............................................       29,250        1,639,462
 Amerada Hess Corp.....................................       24,600        2,106,744
 Ameren Corp...........................................       38,300        1,708,180
 American Electric Power Co., Inc......................       89,600        4,497,920
 American Express Co...................................      370,000       15,584,400
 American General Corp.................................      139,900        6,327,677
 American Greetings Corp. Class A......................       17,700          221,958
 American Home Products Corp...........................      364,600       23,079,180
 American International Group, Inc.....................      647,500       52,447,500
 *American Power Conversion Corp.......................       54,300          882,646
 *Amgen, Inc...........................................      289,800       19,238,373
 *AMR Corp.............................................       41,900        1,633,681
 AmSouth Bancorporation................................      104,400        1,919,916
 Anadarko Petroleum Corp...............................       69,300        4,338,873
 *Analog Devices, Inc..................................      100,100        4,459,455
 *Andrew Corp..........................................       22,700          390,780
 Anheuser-Busch Companies, Inc.........................      251,000       11,044,000
 *AOL Time Warner, Inc.................................    1,203,800       62,874,474
 AON Corp..............................................       71,300        2,495,500
 Apache Corp...........................................       34,300        2,042,565
 *Apple Computer, Inc..................................       96,300        1,921,666
 Applera Corporation - Applied Biosystems Group........       58,600        1,802,536
 *#Applied Materials, Inc..............................      225,100       11,238,117
 *Applied Micro Circuits Corp..........................       83,100        1,502,032
 Archer-Daniels Midland Co.............................      176,300        2,380,050
 Ashland, Inc..........................................       19,300          801,336
 AT & T Corp...........................................      942,300       19,948,491
 Autodesk, Inc.........................................       15,600          477,906
 Automatic Data Processing, Inc........................      176,700        9,495,858
 *Autozone, Inc........................................       31,700        1,048,319
 *Avaya, Inc...........................................       78,600        1,273,320
 Avery Dennison Corp...................................       30,700        1,795,336
                                                            SHARES             VALUE+
                                                            ------             ------

 Avon Products, Inc....................................       66,300   $    2,901,288
 B B & T Corp..........................................      111,800        4,041,570
 Baker Hughes, Inc.....................................       92,400        3,640,560
 Ball Corp.............................................        7,900          375,250
 Bank of America Corp..................................      452,800       26,828,400
 Bank of New York Co., Inc.............................      206,000       11,249,660
 Bank One Corp.........................................      321,700       12,739,320
 Bard (C.R.), Inc......................................       14,200          801,590
 *#Barrick Gold Corp...................................      110,200        1,818,300
 Bausch & Lomb, Inc....................................       14,800          700,040
 Baxter International, Inc.............................      163,800        8,088,444
 Bear Stearns Companies, Inc...........................       29,700        1,614,195
 Becton Dickinson & Co.................................       71,400        2,451,162
 *Bed, Bath and Beyond, Inc............................       79,500        2,353,995
 Bellsouth Corp........................................      520,900       21,476,707
 Bemis Co., Inc........................................       14,800          562,548
 *Best Buy Co., Inc....................................       57,800        3,072,070
 *Big Lots, Inc........................................       31,000          402,380
 *Biogen, Inc..........................................       41,100        2,479,357
 Biomet, Inc...........................................       49,700        2,220,347
 Black & Decker Corp...................................       22,500          892,125
 Block (H.&R.), Inc....................................       25,400        1,514,856
 *BMC Software, Inc....................................       67,700        1,618,030
 Boeing Co.............................................      232,100       14,596,769
 Boise Cascade Corp....................................       15,900          560,475
 *Boston Scientific Corp...............................      112,800        1,953,696
 Bristol Myers Squibb Co...............................      544,000       29,506,560
 *Broadcom Corp........................................       67,900        2,258,693
 *Broadvision, Inc.....................................       74,900          472,244
 Brown-Forman Corp. Class B............................       19,000        1,244,500
 Brunswick Corp........................................       24,300          549,180
 Burlington Northern Santa Fe Corp.....................      109,100        3,389,737
 Burlington Resources, Inc.............................       60,100        2,938,890
 C.I.T. Group, Inc. Class A............................       72,900        2,894,130
 *Cabletron Systems, Inc...............................       51,400          997,674
 *Calpine Corp.........................................       83,100        4,096,830
 Campbell Soup Co......................................      116,900        3,453,226
 Capital One Financial Corp............................       54,700        3,561,517
 Cardinal Health, Inc..................................      117,000        8,422,830
 Carnival Corp.........................................      162,700        4,593,021
 Caterpillar, Inc......................................       95,700        5,183,112
 *Cendant Corp.........................................      214,100        4,106,438
 Centex Corp...........................................       16,400          611,392
 CenturyTel, Inc.......................................       39,200        1,114,848
 Charter One Financial, Inc............................       57,900        1,751,475
 Chevron Corp..........................................      178,700       17,164,135
 *Chiron Corp..........................................       53,300        2,748,681
 Chubb Corp............................................       48,500        3,654,475
 CIGNA Corp............................................       42,700        4,033,869
 Cincinnati Financial Corp.............................       44,900        1,887,371
 Cinergy Corp..........................................       44,200        1,562,470
 Cintas Corp...........................................       47,000        2,192,315
 Circuit City Stores, Inc. (Carmax Group)..............       57,300          860,073
 *Cisco Sytems, Inc....................................    2,024,400       39,000,066

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Citigroup, Inc........................................    1,397,300   $   71,611,625
 *Citizens Communications Co...........................       73,900        1,098,154
 *Citrix Systems, Inc..................................       51,600        1,233,498
 *Clear Channel Communications, Inc....................      162,800        9,925,916
 Clorox Co.............................................       65,800        2,279,312
 CMS Energy Corp.......................................       36,400        1,079,988
 Coca-Cola Co..........................................      691,900       32,796,060
 Coca-Cola Enterprises, Inc............................      116,400        1,941,552
 Colgate-Palmolive Co..................................      159,200        9,017,088
 *Comcast Corp. Class A Special........................      261,400       10,712,172
 Comerica, Inc.........................................       49,350        2,808,015
 Compaq Computer Corp..................................      469,900        7,513,701
 Computer Associates International, Inc................      160,300        4,546,108
 *Computer Sciences Corp...............................       46,900        1,969,331
 *Compuware Corp.......................................      102,300        1,127,857
 *Comverse Tecnology, Inc..............................       46,100        2,674,030
 Conagra, Inc..........................................      149,400        3,114,990
 *Concord EFS, Inc.....................................       60,200        3,051,839
 *Conexant Systems, Inc................................       67,700          574,434
 Conoco, Inc...........................................      173,500        5,413,200
 Conseco, Inc..........................................       90,500        1,576,510
 Consolidated Edison, Inc..............................       59,100        2,313,765
 Constellation Energy Group............................       45,200        2,137,960
 *Convergys Corp.......................................       47,800        1,964,580
 Cooper Industries, Inc................................       26,000          988,780
 Cooper Tire & Rubber Co...............................       20,200          265,630
 Coors (Adolph) Co. Class B............................       10,300          534,570
 Corning, Inc..........................................      255,900        4,841,628
 *Costco Wholesale Corp................................      124,800        4,855,344
 Countrywide Credit Industries, Inc....................       32,400        1,254,852
 Crane Co..............................................       16,900          490,269
 CSX Corp..............................................       59,300        2,205,960
 Cummins Engine Co., Inc...............................       11,500          487,025
 CVS Corp..............................................      109,000        5,984,100
 Dana Corp.............................................       41,100          884,472
 Danaher Corp..........................................       39,400        2,481,412
 Darden Restaurants, Inc...............................       33,300          929,070
 Deere & Co............................................       65,300        2,439,608
 *Dell Computer Corp...................................      719,600       17,540,250
 Delphi Automotive Systems Corp........................      155,700        2,288,790
 Delta Air Lines, Inc..................................       34,100        1,623,842
 Deluxe Corp...........................................       20,100          556,971
 Devon Energy Corp.....................................       35,600        2,072,276
 Dillards, Inc. Class A................................       24,500          399,840
 Disney (Walt) Co......................................      578,700       18,298,494
 Dollar General Corp...................................       92,000        1,725,000
 Dominion Resources, Inc...............................       66,600        4,415,580
 Donnelley (R.R.) & Sons Co............................       34,000        1,030,200
 Dover Corp............................................       56,600        2,399,274
 Dow Chemical Co.......................................      249,234        8,925,070
 Dow Jones & Co., Inc..................................       24,300        1,354,725
 DTE Energy Co.........................................       39,700        1,775,384
 Duke Power Co.........................................      213,200        9,747,504
 DuPont (E.I.) de Nemours & Co., Inc...................      290,200       13,465,280
 Dynegy, Inc...........................................       89,900        4,432,070
 Eastman Chemical Co...................................       21,500        1,086,610
 Eastman Kodak Co......................................       83,600        3,956,788
 Eaton Corp............................................       19,000        1,485,800
 Ecolab, Inc...........................................       35,400        1,447,152
 Edison International..................................       90,700          982,281
 El Paso Corp..........................................      138,179        8,415,101
                                                            SHARES             VALUE+
                                                            ------             ------

 Electronic Data Systems Corp..........................      130,100   $    7,968,625
 *EMC Corp. MA.........................................      608,700       19,234,920
 Emerson Electric Co...................................      119,400        8,084,574
 Engelhard Corp........................................       35,600          988,256
 Enron Corp............................................      207,700       10,989,407
 Entergy Corp..........................................       62,100        2,682,720
 EOG Resources, Inc....................................       32,600        1,463,414
 Equifax, Inc..........................................       39,300        1,378,644
 Exelon Corp...........................................       88,600        6,008,852
 Exxon Mobil Corp......................................      967,200       85,839,000
 Fannie Mae............................................      280,300       23,107,932
 Federal Home Loan Mortgage Corp.......................      193,500       12,809,700
 *Federated Department Stores, Inc.....................       55,300        2,477,440
 *FedEx Corp...........................................       82,500        3,300,000
 Fifth Third Bancorp...................................      158,006        9,301,023
 First Data Corp.......................................      110,000        7,217,100
 First Union Corp......................................      272,500        8,788,125
 FirstEnergy Corp......................................       62,700        1,921,755
 *Fiserv, Inc..........................................       34,500        1,901,123
 FleetBoston Financial Corp............................      301,200       12,526,908
 Fluor Corp............................................       20,500        1,195,560
 *FMC Corp.............................................        8,500          648,720
 Ford Motor Co.........................................      515,800       12,559,730
 *Forest Laboratories, Inc.............................       49,000        3,628,940
 Fortune Brands, Inc...................................       43,100        1,480,485
 FPL Group, Inc........................................       49,100        2,860,075
 Franklin Resources, Inc...............................       73,500        3,270,750
 *Freeport McMoran Copper & Gold, Inc. Class B.........       41,300          647,171
 Gannett Co., Inc......................................       73,500        4,871,580
 Gap, Inc..............................................      236,400        7,328,400
 *Gateway, Inc.........................................       89,800        1,499,660
 General Dynamics Corp.................................       55,300        4,286,856
 General Electric Co...................................    2,756,800      135,083,200
 General Mills, Inc....................................       79,000        3,346,440
 General Motors Corp...................................      152,600        8,682,940
 Genuine Parts Co......................................       48,200        1,377,074
 Georgia-Pacific Corp..................................       62,800        2,226,260
 Gillette Co...........................................      292,900        8,473,597
 *Global Crossing, Ltd.................................      246,500        3,130,550
 Golden West Financial Corp............................       44,000        2,805,000
 Goodrich (B.F.) Co....................................       28,600        1,194,908
 Goodyear Tire & Rubber Co.............................       44,100        1,283,751
 GPU, Inc..............................................       33,800        1,133,990
 Grainger (W.W.), Inc..................................       26,100        1,153,359
 Great Lakes Chemical Corp.............................       14,000          479,500
 *Guidant Corp.........................................       85,600        3,214,280
 Halliburton Co........................................      123,100        5,753,694
 Harcourt General, Inc.................................       20,300        1,177,400
 Harley-Davidson, Inc..................................       84,200        3,954,874
 *Harrahs Entertainment, Inc...........................       32,600        1,192,182
 Hartford Financial Services Group, Inc................       65,800        4,454,660
 Hasbro, Inc...........................................       48,000          720,000
 HCA - The Heathcare Company...........................      153,700        6,200,258
 *Healthsouth Corp.....................................      107,500        1,365,250
 Heinz (H.J.) Co.......................................       96,800        4,192,408
 Hercules, Inc.........................................       29,900          399,464
 Hershey Foods Corp....................................       37,900        2,298,256
 Hewlett-Packard Co....................................      537,700       15,765,364
 Hilton Hotels Corp....................................      102,700        1,272,453
 Home Depot, Inc.......................................      644,200       31,752,618

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Homestake Mining Co...................................       73,200   $      473,604
 Honeywell International, Inc..........................      222,000       10,744,800
 Household International, Inc..........................      131,100        8,608,026
 *Humana, Inc..........................................       47,100          449,805
 Huntington Bancshares, Inc............................       69,800        1,045,255
 Illinois Tool Works, Inc..............................       84,100        5,757,486
 IMS Health, Inc.......................................       81,700        2,367,666
 *Inco, Ltd............................................       50,700          947,076
 Ingersoll-Rand Co.....................................       44,700        2,205,945
 Intel Corp............................................    1,872,400       50,564,162
 International Business Machines Corp..................      488,000       54,558,400
 International Flavors & Fragrances, Inc...............       27,300          716,625
 International Paper Co................................      134,100        5,129,325
 Interpublic Group of Companies, Inc...................       85,600        3,144,944
 *Intuit, Inc..........................................       57,600        1,846,368
 ITT Industries, Inc...................................       24,500        1,143,170
 J.P. Morgan Chase & Co................................      529,300       26,015,095
 *Jabil Circuit, Inc...................................       53,000        1,557,140
 *JDS Uniphase Corp....................................      363,300        6,070,743
 Jefferson-Pilot Corp..................................       42,900        2,033,031
 Johnson & Johnson.....................................      386,600       37,480,870
 Johnson Controls, Inc.................................       23,900        1,682,560
 *K Mart Corp..........................................      134,500        1,517,160
 KB Home Corp..........................................       12,300          312,543
 Kellogg Co............................................      112,800        3,014,016
 Kerr-McGee Corp.......................................       26,200        1,825,354
 KeyCorp...............................................      118,500        2,817,930
 KeySpan Corporation...................................       37,400        1,493,008
 Kimberly Clark Corp...................................      148,700        8,988,915
 Kinder Morgan, Inc....................................       31,900        1,762,475
 *King Pharmaceuticals, Inc............................       47,000        2,377,260
 *KLA-Tencor Corp......................................       51,400        2,653,011
 Knight Ridder, Inc....................................       20,400        1,120,776
 *Kohls Corp...........................................       92,400        5,687,220
 *Kroger Co............................................      227,800        5,681,332
 Leggett and Platt, Inc................................       54,600        1,196,832
 Lehman Brothers Holdings, Inc.........................       69,600        4,984,056
 *Lexmark International Group, Inc.....................       35,500        2,200,645
 Lilly (Eli) & Co......................................      313,600       26,561,920
 Limited, Inc..........................................      118,400        1,929,920
 Lincoln National Corp.................................       53,300        2,624,492
 Linear Technology Corp................................       88,200        4,231,395
 Liz Claiborne, Inc....................................       14,400          745,488
 Lockheed Martin Corp..................................      120,000        4,594,800
 Loews Corp............................................       54,700        3,773,753
 Longs Drug Stores Corp................................       10,500          252,000
 Louisiana-Pacific Corp................................       29,000          340,750
 Lowe's Companies, Inc.................................      106,600        7,411,898
 *LSI Logic Corp.......................................       99,500        1,821,845
 Lucent Technologies, Inc..............................      946,900        7,461,572
 *Manor Care, Inc......................................       28,500          705,375
 Marriott International, Inc. Class A..................       66,800        3,163,648
 Marsh & McLennan Companies, Inc.......................       76,600        8,035,340
 Masco Corp............................................      124,200        2,901,312
 Mattel, Inc...........................................      118,600        2,111,080
 *Maxim Integrated Products, Inc.......................       89,700        4,576,046
 May Department Stores Co..............................       83,000        2,714,100
 Maytag Corp...........................................       21,400          707,484
 MBIA, Inc.............................................       41,150        2,170,663
 MBNA Corp.............................................      237,000        8,546,220
                                                            SHARES             VALUE+
                                                            ------             ------

 McDermott International, Inc..........................       16,800   $      236,544
 McDonalds Corp........................................      364,800       11,046,144
 McGraw-Hill Companies, Inc............................       54,400        3,489,216
 McKesson HBOC, Inc....................................       79,200        2,737,944
 Mead Corp.............................................       27,600          800,400
 *Medimmune, Inc.......................................       59,000        2,349,675
 Medtronic, Inc........................................      334,200       14,363,916
 Mellon Financial Corp.................................      135,800        6,222,356
 Merck & Co., Inc......................................      641,600       46,830,384
 *Mercury Interactive Corp.............................       22,600        1,337,581
 Meredith Corp.........................................       13,900          502,485
 *#Merrill Lynch & Co., Inc............................      224,700       14,598,759
 *MetLife, Inc.........................................      212,700        6,774,495
 MGIC Investment Corp..................................       29,700        2,089,989
 *Micron Technology, Inc...............................      165,000        6,187,500
 *Microsoft Corp.......................................    1,484,400      102,653,682
 Millipore Corp........................................       13,000          722,150
 Minnesota Mining & Manufacturing Co...................      110,300       13,079,374
 *Mirant Corp..........................................       94,310        3,706,383
 Molex, Inc............................................       54,400        1,910,256
 Moody's Corp..........................................       45,300        1,453,224
 Morgan Stanley Dean Witter & Co.......................      310,700       20,198,607
 Motorola, Inc.........................................      607,700        8,933,190
 *Nabors Industries, Inc...............................       40,800        2,074,680
 National City Corp....................................      169,400        4,963,420
 *National Semiconductor Corp..........................       48,400        1,283,568
 National Service Industries, Inc......................       11,300          286,455
 *Navistar International Corp..........................       16,500          479,985
 *NCR Corp.............................................       26,700        1,251,963
 *Network Appliance Corp...............................       89,200        1,658,674
 New York Times Class A................................       45,100        1,898,259
 Newell Rubbermaid, Inc................................       74,200        1,875,034
 Newmont Mining Corp...................................       53,500        1,096,215
 *Nextel Communications Corp. Class A..................      212,100        3,375,572
 *Niagara Mohawk Holdings, Inc.........................       44,600          780,500
 Nicor, Inc............................................       12,900          500,391
 Nike, Inc. Class B....................................       75,100        3,086,610
 NiSource, Inc.........................................       56,800        1,777,840
 *Noble Drilling Corp..................................       37,500        1,601,250
 Nordstrom, Inc........................................       37,300          691,169
 Norfolk Southern Corp.................................      107,000        2,372,190
 Nortel Network Corp...................................      885,300       11,801,049
 Northern Trust Corp...................................       61,800        4,086,525
 Northrop Grumman Corp.................................       23,700        2,103,612
 *Novell, Inc..........................................       88,400          400,010
 *Novellus Systems, Inc................................       39,200        1,877,288
 Nucor Corp............................................       21,700        1,111,474
 Occidental Petroleum Corp.............................      102,800        3,080,916
 *Office Depot, Inc....................................       83,000          758,620
 Omnicom Group, Inc....................................       49,300        4,588,844
 Oneok, Inc............................................        8,200          345,220
 *Oracle Systems Corp..................................    1,554,100       23,777,730
 Paccar, Inc...........................................       21,300        1,022,933
 *Pactiv Corp..........................................       44,000          605,000
 Pall Corp.............................................       34,100          787,710
 *Palm, Inc............................................      157,600          888,076
 *Parametric Technology Corp...........................       73,900          879,780
 Parker-Hannifin Corp..................................       32,500        1,570,075
 Paychex, Inc..........................................      103,600        3,981,866
 Penney (J.C.) Co., Inc................................       73,000        1,526,430

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Peoples Energy Corp...................................        9,800   $      386,022
 *Peoplesoft, Inc......................................       79,400        3,203,393
 *Pepsi Bottling.......................................       39,400        1,715,476
 Pepsico, Inc..........................................      401,700       17,980,092
 PerkinElmer, Inc......................................       13,900          959,517
 Pfizer, Inc...........................................    1,755,300       75,284,817
 PG&E Corp. (Holding Co.)..............................      107,600        1,226,640
 Pharmacia Corp........................................      358,700       17,418,472
 Phelps Dodge Corp.....................................       22,000          994,400
 Philip Morris Companies, Inc..........................      618,600       31,802,226
 Phillips Petroleum Co.................................       71,000        4,596,540
 Pinnacle West Capital Corp............................       23,600        1,178,820
 Pitney Bowes, Inc.....................................       70,200        2,775,708
 Placer Dome, Inc......................................       91,100          969,304
 PNC Financial Services Group, Inc.....................       80,600        5,581,550
 Potlatch Corp.........................................        7,900          271,602
 *Power-One, Inc.......................................       21,800          445,701
 PPG Industries, Inc...................................       46,800        2,602,080
 PPL Corp..............................................       40,400        2,412,284
 Praxair, Inc..........................................       44,000        2,212,760
 Procter & Gamble Co...................................      361,600       23,229,184
 Progress Energy, Inc..................................       57,200        2,433,860
 Progressive Corp......................................       20,500        2,686,320
 Providian Financial Corp..............................       79,500        4,512,420
 Public Service Enterprise Group, Inc..................       59,600        3,064,036
 Pulte Corp............................................       11,200          452,480
 *Q Logic Corp.........................................       25,600        1,305,728
 Quaker Oats Co........................................       36,800        3,527,648
 *QUALCOMM, Inc........................................      209,600       12,730,056
 *Quintiles Transnational Corp.........................       32,100          610,703
 Qwest Communications International, Inc...............      460,700       16,926,118
 Radioshack Corp.......................................       51,700        1,407,791
 Ralston Purina Group..................................       86,100        2,668,239
 Raytheon Co...........................................       94,900        2,825,173
 *Reebok International, Ltd............................       15,800          455,672
 Regions Financial Corp................................       67,300        2,087,983
 Reliant Energy, Inc...................................       81,900        3,773,952
 *Robert Half International, Inc.......................       49,500        1,395,900
 Rockwell International Corp...........................       50,700        2,382,900
 Rohm & Haas Co........................................       61,200        2,031,840
 *Rowan Companies, Inc.................................       26,300          787,159
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      594,000       36,222,120
 Ryder System, Inc.....................................       16,600          364,204
 *Sabre Holdings Corp..................................       36,700        1,917,208
 Safeco Corp...........................................       35,500          997,373
 *Safeway, Inc.........................................      139,600        7,070,740
 *Saint Jude Medical, Inc..............................       23,700        1,458,024
 Saint Paul Companies, Inc.............................       60,600        3,066,360
 *Sanmina Corp.........................................       85,300        2,308,645
 *Sapient Corp.........................................       33,800          323,297
 Sara Lee Corp.........................................      218,500        4,116,540
 SBC Communications, Inc...............................      941,700       40,540,185
 Schering-Plough Corp..................................      406,800       17,065,260
 Schlumberger, Ltd.....................................      159,400       10,046,982
 Schwab (Charles) Corp.................................      384,900        7,236,120
 Scientific-Atlanta, Inc...............................       44,900        2,357,699
 *Sealed Air Corp......................................       23,392          971,002
 Sears, Roebuck & Co...................................       93,000        3,708,840
 Sempra Energy.........................................       56,900        1,553,370
 Sherwin-Williams Co...................................       44,700          953,898
                                                            SHARES             VALUE+
                                                            ------             ------

 *Siebel Systems, Inc..................................      119,600   $    5,424,458
 Sigma-Aldrich Corp....................................       21,500        1,023,723
 Snap-On, Inc..........................................       16,100          463,680
 *Solectron Corp.......................................      179,600        3,873,972
 Southern Co...........................................      188,000        4,425,520
 SouthTrust Corp.......................................       94,100        2,349,207
 Southwest Airlines Co.................................      210,800        4,216,000
 Sprint Corp...........................................      246,000        4,996,260
 *Sprint Corp. (PCS Group).............................      259,300        5,704,600
 Stanley Works.........................................       24,000          912,000
 *Staples, Inc.........................................      126,000        1,827,630
 *Starbucks Corp.......................................      105,400        2,056,881
 Starwood Hotels and Resorts Worldwide, Inc............       53,700        2,031,471
 State Street Corp.....................................       90,000        4,947,300
 Stilwell Financial, Inc...............................       61,900        2,032,796
 Stryker Corp..........................................       54,400        3,125,280
 *Sun Microsystems.....................................      906,800       14,930,462
 Sunoco, Inc...........................................       23,700          924,300
 Suntrust Banks, Inc...................................       82,500        5,067,150
 Supervalu, Inc........................................       37,000          575,720
 Symbol Technologies, Inc..............................       61,300        1,572,345
 Synovus Financial Corp................................       79,900        2,427,362
 Sysco Corp............................................      188,100        5,592,213
 T. Rowe Price Group, Inc..............................       33,800        1,239,953
 Target Corp...........................................      249,100        9,415,980
 *Tektronix, Inc.......................................       26,300          644,613
 *Tellabs, Inc.........................................      114,100        3,880,541
 Temple-Inland, Inc....................................       13,700          727,607
 *Tenet Healthcare Corp................................       89,200        4,057,708
 *Teradyne, Inc........................................       48,500        1,932,725
 Texaco, Inc...........................................      153,000       10,924,200
 Texas Corp............................................       71,900        3,547,546
 Texas Instruments, Inc................................      482,400       16,459,488
 Textron, Inc..........................................       39,500        2,275,595
 *Thermo-Electron Corp.................................       50,100        1,398,291
 Thomas & Betts Corp...................................       16,100          336,329
 Tiffany & Co..........................................       40,600        1,403,948
 Timken Co.............................................       16,700          295,590
 TJX Companies, Inc....................................       77,800        2,603,188
 Torchmark Corp........................................       35,100        1,330,992
 Tosco Corp............................................       40,400        2,017,576
 *Toys R Us, Inc.......................................       54,900        1,520,730
 Transocean Sedco Forex, Inc...........................       88,100        4,708,945
 Tribune Co............................................       84,100        3,610,413
 *Tricon Global Restaurants, Inc.......................       40,700        1,859,990
 TRW, Inc..............................................       34,600        1,500,256
 Tupperware Corp.......................................       16,000          365,760
 Tyco International, Ltd...............................      487,400       28,001,130
 U.S. Bancorp..........................................      536,000       11,952,800
 Unilever NV...........................................      159,000        8,838,810
 Union Pacific Corp....................................       69,000        3,967,500
 Union Planters Corp...................................       38,700        1,586,700
 *Unisys Corp..........................................       87,800        1,048,332
 United Technologies Corp..............................      131,000       10,913,610
 Unitedhealth Group, Inc...............................       89,000        5,117,500
 *Univision Communications, Inc. Class A...............       57,500        2,514,475
 Unocal Corp...........................................       67,700        2,616,605
 UnumProvident Corp....................................       67,000        2,171,470
 USA Education, Inc....................................       45,700        3,204,027
 *USAir Group, Inc.....................................       18,700          452,166

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UST, Inc..............................................       45,200   $    1,318,032
 USX-Marathon Group, Inc...............................       86,400        2,795,040
 USX-US Steel Group....................................       24,720          482,534
 *Veritas Software Co..................................      113,700        7,494,536
 Verizon Communications, Inc...........................      751,700       41,230,745
 VF Corp...............................................       31,700        1,311,112
 *Viacom, Inc. Class B.................................      485,200       27,966,928
 Visteon Corp..........................................       36,445          627,583
 *Vitesse Semiconductor, Inc...........................       52,800        1,304,952
 Vulcan Materials Co...................................       28,100        1,519,648
 Wachovia Corp.........................................       58,200        3,919,770
 Walgreen Co...........................................      282,500       11,353,675
 Wal-Mart Stores, Inc..................................    1,242,700       64,309,725
 Washington Mutual, Inc................................      242,900        8,652,098
 Waste Management, Inc.................................      173,000        4,840,540
 *Watson Pharmaceuticals, Inc..........................       28,600        1,718,860
 *Wellpoint Health Networks, Inc.......................       17,500        1,519,000
 Wells Fargo Company...................................      475,500       22,386,540
 Wendy's International, Inc............................       31,700          781,405
 Westvaco Corp.........................................       28,050          713,592
 Weyerhaeuser Co.......................................       60,400        3,455,484
 Whirlpool Corp........................................       18,500        1,163,465
 Willamette Industries, Inc............................       30,300        1,521,969
 Williams Companies, Inc...............................      134,500        5,299,300
 Winn-Dixie Stores, Inc................................       39,000        1,037,790
 *#Worldcom, Inc.......................................      801,000       14,293,845
 Worthington Industries, Inc...........................       23,900          274,850
 Wrigley (Wm.) Jr. Co..................................       62,800        3,016,284
 XCEL Energy, Inc......................................       94,685        2,868,956
 Xerox Corp............................................      185,700        1,840,287
 *Xilinx, Inc..........................................       91,900        3,790,416
 *Yahoo!, Inc..........................................      155,300        2,813,260
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,498,693,041)................................                 3,132,449,920
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $79,613,800) to be
   repurchased at $78,445,432
   (Cost $78,437,000)..................................   $   78,437       78,437,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,577,130,041)++..............................                $3,210,886,920
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,628,143,363.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (82.5%)
COMMERCIAL PAPER -- (43.8%)
Abbott Laboratories C.P.
    3.980%, 06/01/01...................................        2,400   $ 2,400,000
    3.990%, 06/18/01...................................          500       499,060
BP Amoco Capital Corp. C.P.
    4.200%, 06/01/01...................................          300       300,000
Barton Capital Corp. C.P.
    4.020%, 06/07/01...................................          500       499,664
CDC Commercial Paper Corp. C.P.
    3.990%, 06/20/01...................................        2,500     2,494,748
Ciesco L.P. C.P.
    4.000%, 06/14/01...................................          900       898,700
Delaware Funding Corp. C.P.
    4.010%, 06/18/01...................................        1,700     1,696,797
Dexia Delaware C.P.
    4.000%, 06/18/01...................................        1,700     1,696,805
Dow Jones & Co., Inc. C.P.
    4.000%, 06/08/01...................................        1,700     1,698,664
Enterprise Funding Corp. C.P.
    4.000%, 06/11/01...................................        2,500     2,497,222
Equipment Intermediation Partnership C.P.
    4.050%, 06/06/01...................................        2,500     2,498,600
Kittyhawk Funding Corp. C.P.
    4.010%, 06/11/01...................................        2,500     2,497,215
Merck & Co. C.P.
    3.950%, 06/28/01...................................        2,500     2,492,575
Panasonic Finance America C.P.
    4.180%, 06/01/01...................................        2,500     2,500,000
Pitney Bowes Credit Corp. C.P.
    3.970%, 06/20/01...................................        2,500     2,494,749
Sheffield Receivables Corp. C.P.
    4.010%, 06/18/01...................................        2,500     2,495,290
Siemens Capital Corp. C.P.
    3.950%, 06/06/01...................................        2,500     2,498,601
Toyota Motor Credit Corp. C.P.
    3.980%, 06/08/01...................................          500       499,608
University of Calfornia C.P.
    3.980%, 06/27/01...................................        2,500     2,494,675
Windmill Funding Corp. C.P.
    4.000%, 06/18/01...................................        2,500     2,495,219
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $37,646,392)...................................                 37,648,192
                                                                       -----------
AGENCY OBLIGATIONS -- (12.8%)
Federal Home Loan Bank
    **4.500%, 04/25/03.................................        3,000     2,995,641
Federal National Mortgage Association
    **4.010%, 06/08/01.................................        5,000     4,996,110
    4.625%, 05/15/03...................................        3,000     3,004,530
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $10,984,665)...................................                 10,996,281
                                                                       -----------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
BONDS -- (11.8%)
Bank Nederlandse Gemeenten NV
    5.875%, 05/06/03...................................        3,000   $ 3,051,900
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................        2,000     2,002,310
Landwirtschaft Rentenbank
    7.125%, 01/27/03...................................        3,000     3,111,000
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................        2,000     2,009,152
                                                                       -----------
TOTAL BONDS
  (Cost $10,166,853)...................................                 10,174,362
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (10.6%)
General Electric Capital Corp.
    ***4.090%, 06/22/01................................        3,000     2,999,400
JP Morgan Chase & Co.
    ***4.493%, 06/06/01................................        2,600     2,601,560
Wells Fargo Co.
    6.878%, 03/12/01...................................        3,500     3,502,800
                                                                       -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $9,102,816)....................................                  9,103,760
                                                                       -----------
CERTIFICATES OF DEPOSIT -- (3.5%)
UBS AG
    7.080%, 06/22/01
    (Cost $3,000,000)..................................        3,000     3,000,000
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $70,900,726)...................................                 70,922,595
                                                                       -----------
GERMANY -- (7.9%)
BONDS -- (7.9%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................        2,000     1,687,264
Bayerische Landesbank
    7.000%, 06/15/01...................................        6,000     2,601,574
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................        3,000     2,526,573
                                                                       -----------
TOTAL -- GERMANY
  (Cost $7,861,095)....................................                  6,815,411
                                                                       -----------
SWEDEN -- (4.2%)
BONDS -- (4.2%)
Eksportfinans ASA
    7.500%, 08/16/01
    (Cost $3,968,961)..................................       39,000     3,653,933
                                                                       -----------
CANADA -- (3.2%)
BONDS -- (3.2%)
Province of Alberta
    7.750%, 05/05/03
    (Cost $2,723,445)..................................        4,002     2,712,518
                                                                       -----------

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
FRANCE -- (2.0%)
BONDS -- (2.0%)
Credit Locale de France SA Eurobond
    6.000%, 09/24/01
    (Cost $2,187,702)..................................        2,000   $ 1,705,911
                                                                       -----------
AUSTRALIA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $212).........................................                        199
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $159,900) to be
   repurchased at $156,017
   (Cost $156,000).....................................          156       156,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $87,798,141)++.................................                $85,966,567
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
  **  Face amount of securities pledged as margin requirement for open futures contracts.
 ***  Rates shown are the rates as of May 31, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $87,798,142.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.7%)
 *3COM Corp............................................       53,400   $      297,171
 *#Adelphia Communications Corp. Class A...............      172,800        6,613,920
 *Aetna, Inc...........................................      544,726       12,719,352
 AK Steel Holding Corp.................................      675,675        9,047,288
 *Alaska Air Group, Inc................................      111,200        3,194,776
 Albemarle Corp........................................      102,100        2,338,090
 *Allegheny Corp.......................................       17,501        3,654,209
 Alliant Energy Corp...................................      217,700        6,694,275
 Allmerica Financial Corp..............................       94,900        5,186,285
 Allstate Corp.........................................      878,800       39,563,576
 Amerada Hess Corp.....................................       65,000        5,566,600
 *America West Holdings Corp. Class B..................       19,400          198,850
 American Financial Group, Inc.........................      182,000        5,112,380
 American National Insurance Co........................       46,700        3,431,749
 AmerUs Group Co.......................................       45,600        1,637,040
 *AMR Corp.............................................      365,000       14,231,350
 Anadarko Petroleum Corp...............................        4,600          288,006
 *Apple Computer, Inc..................................        1,000           19,955
 Archer-Daniels Midland Co.............................    2,272,353       30,676,765
 *Arrow Electronics, Inc...............................      313,300        7,888,894
 Ashland, Inc..........................................      249,200       10,346,784
 Astoria Financial Corp................................       12,600          704,277
 AT & T Corp...........................................      916,700       19,406,539
 *AT & T Corp.- Liberty Media Group....................      766,800       12,920,580
 *#At Home Corp........................................    1,020,900        4,262,257
 *AutoNation, Inc......................................    2,068,600       24,099,190
 Bear Stearns Companies, Inc...........................      376,170       20,444,839
 Belo (A.H.) Corp. Class A.............................      331,800        6,466,782
 *Big Lots, Inc........................................      253,500        3,290,430
 Boise Cascade Corp....................................      213,400        7,522,350
 *Borders Group, Inc...................................       22,700          414,729
 Borg Warner Automotive, Inc...........................      100,800        4,561,200
 Bowater, Inc..........................................      171,600        8,271,120
 Brunswick Corp........................................      297,600        6,725,760
 Burlington Northern Santa Fe Corp.....................    1,285,700       39,946,699
 C.I.T. Group, Inc. Class A............................    1,079,500       42,856,150
 Centex Corp...........................................      229,000        8,537,120
 *Chris-Craft Industries, Inc..........................        4,894          340,084
 Cincinnati Financial Corp.............................      555,180       23,336,991
 Circuit City Stores, Inc. (Carmax Group)..............       98,000        1,470,980
 *Clear Channel Communications, Inc....................      201,000       12,254,970
 *CNA Financial Corp...................................      639,200       25,459,336
 *CNET Networks, Inc...................................       38,114          419,445
 Coca-Cola Enterprises, Inc............................    1,794,800       29,937,264
 Commerce Group, Inc...................................       93,100        2,974,545
 Commercial Federal Corp...............................      104,700        2,385,066
 Conseco, Inc..........................................    1,208,100       21,045,102
 Countrywide Credit Industries, Inc....................      410,000       15,879,300
 Crompton Corp.........................................        5,637           61,049
 CSX Corp..............................................      581,400       21,628,080
 Cummins Engine Co., Inc...............................      150,900        6,390,615
 Dana Corp.............................................      516,100       11,106,472
 Delphi Automotive Systems Corp........................       99,830        1,467,501
                                                            SHARES             VALUE+
                                                            ------             ------

 Delta Air Lines, Inc..................................      402,500   $   19,167,050
 Dillards, Inc. Class A................................      358,500        5,850,720
 Earthgrains Co........................................      114,700        2,976,465
 Eastman Chemical Co...................................       83,200        4,204,928
 *Extended Stay America, Inc...........................      355,300        5,524,915
 *Federated Department Stores, Inc.....................      622,000       27,865,600
 First American Financial Corp.........................       54,300        1,112,064
 First Citizens Bancshares, Inc........................       10,300          965,677
 Florida East Coast Industries Inc. Class B............        7,739          282,860
 Florida East Coast Industries, Inc....................       60,400        2,376,740
 Ford Motor Co.........................................    1,820,900       44,338,915
 Fortune Brands, Inc...................................      491,000       16,865,850
 GATX Corp.............................................      143,400        5,776,152
 General Motors Corp...................................    1,139,300       64,826,170
 *General Motors Corp. Class H.........................      826,438       19,751,868
 Georgia-Pacific Corp..................................      334,900       11,872,205
 Golden State Bancorp, Inc.............................      103,200        3,012,408
 Goodyear Tire & Rubber Co.............................      493,200       14,357,052
 Greenpoint Financial Corp.............................      265,700       10,093,943
 Harris Corp...........................................      151,400        4,302,788
 Hasbro, Inc...........................................       79,000        1,185,000
 *Healthsouth Corp.....................................    1,481,200       18,811,240
 *Hearst-Argyle Television, Inc........................      238,600        5,065,478
 Heller Financial, Inc.................................       62,600        2,153,440
 Helmerich & Payne, Inc................................      151,600        5,994,264
 Hibernia Corp.........................................      301,300        4,905,164
 Hollinger International, Inc. Class A.................      268,700        4,137,980
 Horton (D.R.), Inc....................................      429,877        8,864,064
 *Humana, Inc..........................................      618,900        5,910,495
 Huntington Bancshares, Inc............................       11,000          164,725
 *i2 Technologies Inc..................................      119,700        2,402,978
 IBP, Inc..............................................      375,600        7,061,280
 IMC Global, Inc.......................................      445,300        4,938,377
 Independence Community Bank Corp......................       12,500          238,313
 *Ingram Micro, Inc....................................      269,200        3,566,900
 International Paper Co................................    1,230,775       47,077,144
 *JDS Uniphase Corp....................................      316,500        5,288,715
 *K Mart Corp..........................................    1,780,400       20,082,912
 *Key3Media Group, Inc.................................       56,100          544,170
 KeyCorp...............................................      941,600       22,391,248
 Lafarge Corp..........................................      257,500        8,438,275
 *Lear Corp............................................      110,900        3,868,192
 *Level 3 Communications, Inc..........................      195,500        2,190,578
 Liberty Financial Companies, Inc......................      167,500        5,611,250
 Lincoln National Corp.................................      309,400       15,234,856
 Lockheed Martin Corp..................................      489,500       18,742,955
 Loews Corp............................................      646,800       44,622,732
 Longs Drug Stores Corp................................       50,900        1,221,600
 Louisiana-Pacific Corp................................      396,400        4,657,700
 Lubrizol Corp.........................................      182,000        5,647,460
 Lucent Technologies, Inc..............................      807,900        6,366,252
 Lyondell Chemical Co..................................      457,200        7,566,660
 *Mandalay Resort Group................................      296,300        7,493,427
 *Manor Care, Inc......................................      222,000        5,494,500
 MBIA, Inc.............................................      139,650        7,366,538

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Mead Corp.............................................      381,300   $   11,057,700
 *Metromedia Fiber Network, Inc........................      196,800          790,152
 *MGM Grand, Inc.......................................       19,000          597,360
 *MIPS Technologies, Inc., Class B.....................       10,116          166,256
 Mony Group, Inc.......................................       46,200        1,697,850
 Norfolk Southern Corp.................................    1,544,000       34,230,480
 Northrop Grumman Corp.................................      249,000       22,101,240
 *NTL, Inc.............................................       99,000        2,127,510
 Occidental Petroleum Corp.............................      650,800       19,504,476
 *Office Depot, Inc....................................       93,800          857,332
 Old Republic International Corp.......................      337,475        9,526,919
 Omnicare, Inc.........................................      360,300        7,551,888
 Pacific Century Financial Corp........................      337,800        8,333,526
 *Pactiv Corp..........................................      615,100        8,457,625
 *Park Place Entertainment Corp........................      812,800       10,143,744
 Penney (J.C.) Co., Inc................................    1,140,000       23,837,400
 Penzoil Quaker State Co...............................       55,600          842,340
 Phelps Dodge Corp.....................................      287,085       12,976,242
 *Pioneer Natural Resources Co.........................      483,900       10,210,290
 *#Pride International, Inc............................       50,000        1,331,500
 Pulitzer, Inc.........................................        1,700           87,210
 Pulte Corp............................................      127,600        5,155,040
 Questar Corp..........................................      271,400        8,410,686
 Qwest Communications International, Inc...............      381,800       14,027,332
 Rayonier, Inc.........................................       83,000        3,713,420
 Raytheon Co...........................................    1,084,000       32,270,680
 *#Rite Aid Corp.......................................      969,800        8,117,226
 RJ Reynolds Tobacco Holdings, Inc.....................      253,326       15,067,830
 Ryder System, Inc.....................................      279,500        6,132,230
 Safeco Corp...........................................      491,200       13,800,264
 Saint Paul Companies, Inc.............................      695,326       35,183,496
 *Saks, Inc............................................      756,000        8,724,240
 Sears, Roebuck & Co...................................      867,500       34,595,900
 Sensormatic Electronics Corp..........................      196,500        3,094,875
 *Service Corp. International..........................      903,100        6,375,886
 *Six Flags, Inc.......................................      318,000        7,155,000
 *Smurfit-Stone Container Corp.........................      106,626        1,595,658
 Sovereign Bancorp, Inc................................      781,020        8,841,146
 Sprint Corp...........................................       55,900        1,135,329
 St. Joe Corp..........................................        9,100          235,599
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       21,846,825
 Sunoco, Inc...........................................      303,000       11,817,000
 Supervalu, Inc........................................      572,400        8,906,544
 Temple-Inland, Inc....................................      133,700        7,100,807
 *Tenet Healthcare Corp................................       46,800        2,128,932
 Thomas & Betts Corp...................................      106,500        2,224,785
 Tidewater, Inc........................................      100,900        4,733,219
 *Toys R Us, Inc.......................................      819,300       22,694,610
                                                            SHARES             VALUE+
                                                            ------             ------

 TRW, Inc..............................................       30,000   $    1,300,800
 Tyson Foods, Inc. Class A.............................      488,200        6,219,668
 UAL Corp..............................................      190,500        7,092,315
 Ultramar Diamond Shamrock Corp........................      265,400       13,309,810
 Union Pacific Corp....................................      826,200       47,506,500
 Unionbancal Corp......................................        2,000           64,200
 *United Rentals, Inc..................................      294,300        6,789,501
 Unitrin, Inc..........................................      223,800        8,713,653
 UnumProvident Corp....................................      843,189       27,327,755
 USX-Marathon Group, Inc...............................      916,450       29,647,158
 USX-US Steel Group....................................      329,400        6,429,888
 *#Valero Energy Corp..................................      118,500        5,224,665
 Valhi, Inc............................................      158,500        1,989,175
 *Venator Group, Inc...................................      590,000        7,847,000
 *VeriSign, Inc........................................       11,000          621,720
 *Vishay Intertechnology, Inc..........................      182,616        3,761,890
 Visteon Corp..........................................      280,969        4,838,286
 Wallace Computer Services, Inc........................       31,000          531,340
 *WebMD Corp...........................................      321,200        2,185,766
 Weis Markets, Inc.....................................       20,800          727,584
 Wesco Financial Corp..................................       13,540        4,304,366
 Westvaco Corp.........................................      399,350       10,159,464
 Weyerhaeuser Co.......................................      183,800       10,515,198
 *Worldcom, Inc........................................      709,300       12,657,459
 Worthington Industries, Inc...........................      140,800        1,619,200
 York International Corp...............................      137,800        4,857,450
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,577,841,941)................................                 1,843,880,779
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $6,440,075) to be
   repurchased at $6,344,682
   (Cost $6,344,000)...................................   $    6,344        6,344,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,584,185,941)++..............................                $1,850,224,779
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,584,355,398.

                See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.3%)
 *#24/7 Media, Inc.....................................       18,000   $      8,910
 *3COM Corp............................................       94,700        527,005
 *3Dfx Interactive, Inc................................       97,100         32,528
 AAR Corp..............................................      107,900      1,510,600
 *Acceptance Insurance Companies, Inc..................       23,600        118,000
 Advanta Corp. Class A.................................       41,487        547,006
 Advanta Corp. Class B Non-Voting......................       78,827        955,777
 *Aftermarket Technology Corp..........................       16,600        104,082
 Agco Corp.............................................      242,100      2,094,165
 Airborne, Inc.........................................      213,500      2,325,015
 *Airgas, Inc..........................................      263,900      2,718,170
 AK Steel Holding Corp.................................      436,338      5,842,566
 *Alaska Air Group, Inc................................      105,500      3,031,015
 *Albany International Corp. Class A...................       46,380      1,025,926
 Albemarle Corp........................................        7,400        169,460
 Alexander & Baldwin, Inc..............................      159,900      3,729,667
 Alfa Corp.............................................        5,000         98,000
 *Allegheny Corp.......................................       10,663      2,226,434
 *Allen Telecom, Inc...................................       48,300        579,600
 Alliance Bancorp......................................        2,300         61,962
 *Alliance Semiconductor Corp..........................      158,300      2,002,495
 Alliant Energy Corp...................................       58,100      1,786,575
 Allmerica Financial Corp..............................       42,200      2,306,230
 *Amerco, Inc..........................................       82,600      1,519,014
 *America West Holdings Corp. Class B..................      151,600      1,553,900
 American Financial Group, Inc.........................      202,700      5,693,843
 American Greetings Corp. Class A......................      274,300      3,439,722
 American National Insurance Co........................       25,000      1,837,125
 *Ameripath, Inc.......................................       34,200        872,613
 AmerUs Group Co.......................................      100,400      3,604,360
 *#Ames Department Stores, Inc.........................       98,400        256,824
 *#AMF Bowling, Inc....................................       41,700          4,066
 *Amresco, Inc.........................................       11,600         15,138
 *Amtran, Inc..........................................       28,400        555,078
 Analogic Corp.........................................          300         13,873
 *Ann Taylor Stores Corp...............................       45,100      1,538,812
 *Applica, Inc.........................................       78,000        662,220
 *Applied Graphics Technologies, Inc...................        2,840          4,828
 Applied Industrial Technologies, Inc..................       48,800        883,280
 *Arch Capital Group Ltd...............................       43,700        730,008
 Arch Chemicals, Inc...................................       88,650      1,923,705
 Arctic Cat, Inc.......................................       31,800        453,627
 Argonaut Group, Inc...................................       84,800      1,532,760
 *#Armstrong Holdings, Inc.............................      157,200        581,640
 Arnold Industries, Inc................................       81,800      1,517,799
 *Arrow Electronics, Inc...............................            4            101
 Arvinmeritor, Inc.....................................       74,500      1,154,750
 Ashland, Inc..........................................      139,800      5,804,496
 *ASM Lithography Holding N.V..........................       27,734        645,232
 Astoria Financial Corp................................       23,500      1,313,532
 *At Home Corp.........................................       60,100        250,917
 *Audiovox Corp. Class A...............................       96,300        923,035
 *Aurora Foods, Inc....................................      221,500      1,173,950
 *AutoNation, Inc......................................      399,000      4,648,350
                                                            SHARES           VALUE+
                                                            ------           ------

 *#Aviation Sales Co...................................        8,800   $     16,720
 *Avid Technology, Inc.................................       83,500      1,185,700
 *Aztar Corp...........................................      138,300      1,950,030
 Baldwin & Lyons, Inc. Class B.........................       17,300        376,102
 Bancwest Corp.........................................      208,200      7,147,506
 Bandag, Inc...........................................       29,600        778,480
 Bandag, Inc. Class A..................................       29,100        643,110
 BankAtlantic Bancorp, Inc. Class A....................        1,995         14,364
 Banner Corp...........................................       16,797        339,215
 Bassett Furniture Industries, Inc.....................       22,100        305,532
 Bay View Capital Corp.................................      135,100        925,435
 *Beazer Homes USA, Inc................................       13,400        804,000
 Belo (A.H.) Corp. Class A.............................      375,400      7,316,546
 *Benchmark Electronics, Inc...........................       22,900        526,929
 Berkley (W.R.) Corp...................................       61,900      2,692,650
 *Berlitz International, Inc...........................        2,000         33,200
 *Bethlehem Steel Corp.................................      552,400      1,524,624
 *Beverly Enterprises..................................      405,300      3,647,700
 *Big Lots, Inc........................................      453,600      5,887,728
 *Bio-Rad Laboratories, Inc. Class A...................        8,000        344,800
 *Birmingham Steel Corp................................       44,900         53,880
 Bob Evans Farms, Inc..................................      110,600      1,896,790
 *Boca Resorts, Inc....................................      134,300      1,672,035
 Boise Cascade Corp....................................      223,600      7,881,900
 *Bombay Co., Inc......................................       52,300        163,176
 Borg Warner Automotive, Inc...........................      103,600      4,687,900
 Bowater, Inc..........................................      106,000      5,109,200
 Bowne & Co., Inc......................................      137,830      1,598,828
 *Boyd Gaming Corp.....................................      180,600        946,344
 *Broadbase Software, Inc..............................        4,200          8,463
 Brookline Bancorp, Inc................................       70,400        975,744
 *Brooks Automation, Inc...............................       45,200      2,224,066
 *Brown (Tom), Inc.....................................       11,000        310,255
 Brown Shoe Company, Inc...............................       72,900      1,454,355
 Brunswick Corp........................................      300,500      6,791,300
 Brush Wellman, Inc....................................       41,500        896,400
 BSB Bancorp, Inc......................................        3,800         71,953
 *#Budget Group, Inc...................................       74,900        244,174
 Burlington Coat Factory Warehouse Corp................      166,900      3,264,564
 *Burlington Industries, Inc...........................       94,800        226,572
 Butler Manufacturing Co...............................        1,600         43,120
 Calgon Carbon Corp....................................      153,500      1,258,700
 Caraustar Industries, Inc.............................      112,700      1,156,302
 Carpenter Technology Corp.............................       86,400      2,548,800
 Carter-Wallace, Inc...................................       33,700        645,355
 *Casella Waste Systems, Inc. Class A..................       72,200        680,846
 Cash America International, Inc.......................       27,000        194,400
 Castle (A.M.) & Co....................................        9,700        124,645
 *CB Richard Ellis Services, Inc.......................       45,100        696,795
 CBRL Group, Inc.......................................      222,500      3,774,712
 *CDI Corp.............................................       17,400        290,580
 Centex Corp...........................................      160,400      5,979,712
 *Central Garden & Pet Co..............................       59,300        413,024
 Central Parking Corp..................................       49,700        902,055
 Century Aluminum Co...................................        9,400        185,650
 *Century Business Services, Inc.......................       86,100        301,350

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Champion Enterprises, Inc............................      208,500   $  2,214,270
 *Charming Shoppes, Inc................................      166,200        999,693
 *Checkpoint System, Inc...............................      120,800      1,650,128
 Chemed Corp...........................................        9,000        315,900
 Chemfirst, Inc........................................       13,900        360,010
 Chesapeake Corp.......................................       66,700      1,487,410
 *Chesapeake Energy Corp...............................       34,200        282,150
 *#Chiquita Brands International, Inc..................      229,700        390,490
 *Chris-Craft Industries, Inc..........................       28,022      1,947,249
 CICOR International, Inc..............................       14,250        334,590
 City Holding Co.......................................       21,400        208,329
 *CKE Restaurants, Inc.................................      136,500        361,725
 Cleveland Cliffs, Inc.................................       42,000        852,600
 CNA Surety Corp.......................................        8,000        112,880
 *CNET Networks, Inc...................................      152,372      1,676,854
 Coachmen Industries, Inc..............................       47,300        472,054
 Columbus McKinnon Corp................................       20,800        165,464
 Comdicso, Inc.........................................       75,000        162,000
 *Comfort Systems USA, Inc.............................      117,700        426,074
 Commerce Group, Inc...................................       59,300      1,894,635
 Commercial Federal Corp...............................      231,400      5,271,292
 Commercial Metals Co..................................       52,000      1,323,400
 Commonwealth Bancorp, Inc.............................        1,500         29,932
 Commonwealth Industries, Inc..........................        6,600         33,627
 Community Trust Bancorp, Inc..........................        6,050        140,088
 *Compucom Systems, Inc................................       98,600        285,447
 *Conmed Corp..........................................       56,400      1,210,626
 *Consolidated Freightways Corp........................       16,000        135,600
 *Consolidated Graphics, Inc...........................       38,600        630,338
 Cooper Tire & Rubber Co...............................      298,300      3,922,645
 *CoorsTek, Inc........................................       13,175        471,928
 Corn Products International, Inc......................      146,440      4,195,506
 Corus Bankshares, Inc.................................       36,600      1,786,995
 *Covanta Energy Corp..................................      194,000      4,223,380
 *Covenant Transport, Inc. Class A.....................       19,300        333,986
 *Coventry Health Care, Inc............................      147,300      2,489,370
 *Credit Acceptance Corp...............................      164,100      1,163,469
 *Crestline Capital Corp...............................       14,200        413,220
 Crompton Corp.........................................      102,000      1,104,660
 Crown Cork & Seal Co., Inc............................      514,200      2,632,704
 *CSS Industries, Inc..................................       21,600        490,320
 Cummins Engine Co., Inc...............................      174,100      7,373,135
 *Cumulus Media, Inc. Class A..........................      100,000      1,197,500
 Curtiss-Wright Corp...................................        3,500        167,650
 Delphi Financial Group, Inc. Class A..................       40,745      1,450,522
 Deltic Timber Corp....................................        4,100        104,960
 Dillards, Inc. Class A................................      380,014      6,201,828
 Dime Community Bancorp, Inc...........................       53,700      1,540,384
 Dimon, Inc............................................       69,200        771,580
 *Discount Auto Parts, Inc.............................       36,700        482,605
 *Dollar Thrifty Automotive Group, Inc.................      102,600      2,431,620
 Downey Financial Corp.................................       52,200      2,253,474
 *Dress Barn, Inc......................................       43,400      1,090,425
 *Dura Automotive Systems, Inc.........................       48,150        601,875
 *DVI, Inc.............................................       53,000        787,050
 Earthgrains Co........................................      170,600      4,427,070
 *Edgewater Technology, Inc............................       52,272        284,360
 *Electro Rent Corp....................................       13,600        217,872
 *Electroglas, Inc.....................................        8,100        129,721
 *Encompass Services Corp..............................      250,100      2,210,884
 Energen Corp..........................................       10,500        346,500
 *Enserch Exploration Corp.............................      107,833        479,857
                                                            SHARES           VALUE+
                                                            ------           ------

 *Entravision Communications Corp......................       76,400   $  1,043,624
 *Esco Technologies, Inc...............................       49,200      1,480,920
 *Esterline Technologies Corp..........................       53,500      1,123,500
 Ethyl Corp............................................      285,100        344,971
 *Extended Stay America, Inc...........................      377,000      5,862,350
 *Fairchild Corp. Class A..............................       27,936        194,155
 Farmer Brothers Co....................................        1,500        326,250
 FBL Financial Group, Inc. Class A.....................      125,000      1,993,750
 Federal-Mogul Corp....................................      317,000      1,115,840
 Fidelity National Financial, Inc......................       27,400        624,720
 *Finish Line, Inc. Class A............................       86,600        873,361
 Finova Group, Inc.....................................      239,600        575,040
 First American Financial Corp.........................      174,500      3,573,760
 First Charter Corp....................................       38,600        635,356
 First Citizens Bancshares, Inc........................       29,200      2,737,646
 First Niagara Financial Group, Inc....................       66,800        926,850
 *First Republic Bank..................................       18,150        480,612
 First Sentinel Bancorp, Inc...........................       54,600        612,885
 *FirstFed Financial Corp..............................       58,600      1,743,350
 *Fisher Scientific International, Inc.................       13,000        341,900
 Flagstar Bancorp, Inc.................................        6,200        150,815
 Fleetwood Enterprises, Inc............................      127,900      1,539,916
 Fleming Companies, Inc................................      138,800      4,409,676
 Florida East Coast Industries, Inc....................       22,000        865,700
 Foster Wheeler Ltd....................................      168,200      2,115,956
 *Franklin Covey Co....................................        6,500         45,760
 Fremont General Corp..................................      292,700      1,756,200
 *#Friede Goldman International........................      178,800        151,086
 *FSI International, Inc...............................        2,100         23,751
 GATX Corp.............................................       51,700      2,082,476
 *Gaylord Entertainment Co.............................       77,350      2,142,595
 *#GC Companies, Inc...................................        6,900         18,423
 Gencorp, Inc..........................................       88,700      1,036,903
 General Cable Corp....................................       24,000        366,000
 *General Communications, Inc. Class A.................      122,800      1,226,158
 *Genlyte Group, Inc...................................        3,500        104,737
 *Gentiva Health Services..............................       29,000        563,760
 Gerber Scientific, Inc................................      104,900        849,690
 Gibraltar Steel Corp..................................       39,900        753,312
 Glatfelter (P.H.) Co..................................      167,600      2,572,660
 *Glenayre Technologies, Inc...........................      154,000        211,750
 *Goodys Family Clothing...............................       61,100        248,066
 *GoTo.com, Inc........................................        5,200        116,116
 Granite Construction, Inc.............................       17,250        470,062
 *Graphic Packaging International Corp.................       53,700        160,563
 Great American Financial Resources, Inc...............       38,200        649,400
 Great Atlantic & Pacific Tea Co., Inc.................      150,750      1,747,192
 Greenpoint Financial Corp.............................      233,400      8,866,866
 *Griffon Corp.........................................      119,400      1,205,940
 *Group 1 Automotive, Inc..............................       34,800        887,400
 *Guilford Mills, Inc..................................       45,350         89,793
 *Ha-Lo Industries, Inc................................      114,900         81,579
 Hancock Holding Co....................................        3,600        136,170
 *Handleman Co.........................................       74,800        908,820
 *Hanger Orthopedic Group, Inc.........................       10,000         16,400
 Harbor Florida Bancshares, Inc........................       23,700        392,353
 Harleysville Group, Inc...............................      109,800      2,801,547
 Harris Corp...........................................       78,900      2,242,338
 Hasbro, Inc...........................................       75,500      1,132,500
 HCC Insurance Holdings, Inc...........................       13,500        334,665

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hearst-Argyle Television, Inc........................      179,600   $  3,812,908
 Heller Financial, Inc.................................       75,000      2,580,000
 *Hexcel Corp..........................................       89,000        943,400
 Hollinger International, Inc. Class A.................      138,900      2,139,060
 *Hollywood Entertainment Corp.........................      123,300        700,960
 *#Homebase, Inc.......................................       21,200         69,536
 Horton (D.R.), Inc....................................      198,484      4,092,740
 *Houston Exploration Co...............................       16,000        543,840
 *Hovnanian Enterprises, Inc. Class A..................       30,000        509,700
 Hudson River Bancorp, Inc.............................        4,400         86,680
 Hughes Supply, Inc....................................       94,400      1,830,416
 *Humana, Inc..........................................      618,700      5,908,585
 *Hunt (J.B.) Transport Services, Inc..................      138,400      2,772,844
 *Hutchinson Technology, Inc...........................       99,100      1,454,292
 *Hypercom Corp........................................       40,600        159,558
 *#iBasis, Inc.........................................       15,000         58,875
 IBP, Inc..............................................      374,100      7,033,080
 *IHOP Corp............................................       18,500        471,750
 Ikon Office Solutions, Inc............................      597,200      4,837,320
 *Imation Corp.........................................      109,500      2,390,385
 IMC Global, Inc.......................................      448,300      4,971,647
 IMCO Recycling, Inc...................................       26,600        187,530
 Independence Community Bank Corp......................      224,400      4,278,186
 *Information Resources, Inc...........................       63,800        583,451
 Ingles Market, Inc. Class A...........................       39,300        400,270
 *Ingram Micro, Inc....................................      290,300      3,846,475
 *Input/Output, Inc....................................      171,900      2,045,610
 *Insignia Financial Group, Inc........................       65,700        788,400
 *Integrated Electrical Services, Inc..................      126,200      1,134,538
 Interface, Inc. Class A...............................      167,000      1,027,050
 *Intergraph Corp......................................       82,600      1,237,348
 Intermet Corp.........................................       82,500        392,700
 *Internap Network Services Corp.......................      191,200        526,756
 International Multifoods Corp.........................       60,600      1,166,550
 *International Speciality Products, Inc...............      202,600      1,967,246
 Interpool, Inc........................................       55,450        751,347
 Interstate Bakeries Corp..............................       12,800        191,360
 *Ionics, Inc..........................................       61,700      1,672,070
 *IT Group, Inc .......................................       10,200         63,546
 *#ITXC Corp...........................................       37,500        145,687
 *JDA Software Group, Inc..............................        9,400        142,927
 Jefferies Group, Inc..................................       10,800        329,940
 *#Jupiter Media Metrix, Inc...........................        9,400         14,147
 *Kaiser Aluminum Corp.................................      318,400      1,321,360
 Kaman Corp. Class A...................................       90,100      1,536,205
 Kellwood Co...........................................      101,800      2,393,318
 Kennametal, Inc.......................................      118,800      4,173,444
 *Kent Electronics Corp................................       13,900        297,599
 *Key Energy Group, Inc................................       70,300        963,110
 *Key3Media Group, Inc.................................      165,400      1,604,380
 *kforce.com, Inc......................................       82,439        537,090
 Kimball International, Inc. Class B...................       16,000        232,080
 *#Komag, Inc..........................................       18,500         13,042
 *Kulicke & Soffa Industries, Inc......................        5,200         77,116
 Lafarge Corp..........................................      270,400      8,861,008
 *Lakes Gaming, Inc....................................        7,550         72,404
 Landamerica Financial Group, Inc......................       52,400      1,496,020
 Landrys Seafood Restaurants, Inc......................       92,200      1,383,000
 Lawson Products, Inc..................................        6,000        164,700
 *Lear Corp............................................      184,100      6,421,408
 Lennox International, Inc.............................        9,300         85,095
                                                            SHARES           VALUE+
                                                            ------           ------

 Liberty Corp..........................................       55,600   $  2,098,900
 Liberty Financial Companies, Inc......................      173,700      5,818,950
 LNR Property Corp.....................................       90,900      2,826,990
 *Loews Cineplex Entertainment Corp....................      155,300         21,742
 Lone Star Steakhouse Saloon...........................      104,600      1,357,185
 Longs Drug Stores Corp................................       69,700      1,672,800
 Longview Fibre Co.....................................      111,700      1,480,025
 *Louis Dreyfus Natural Gas Corp.......................        9,550        379,899
 Louisiana-Pacific Corp................................      409,300      4,809,275
 *#LTV Corp............................................      147,200          9,347
 Lubrizol Corp.........................................       31,500        977,445
 Luby's Cafeterias, Inc................................       64,400        548,688
 Lyondell Chemical Co..................................      453,620      7,507,411
 *Magellan Health Services, Inc........................       15,200        183,616
 *Magnetek, Inc........................................       77,200        953,420
 *Mail-Well, Inc.......................................      181,300        979,020
 *Mandalay Resort Group................................      252,100      6,375,609
 *Manor Care, Inc......................................      202,000      4,999,500
 Marcus Corp...........................................       61,800        883,740
 *Maxxam, Inc..........................................       14,900        309,920
 McGrath Rent Corp.....................................        7,000        192,465
 MDC Holdings, Inc.....................................       77,440      2,441,683
 *Medical Assurance, Inc...............................       98,790      1,531,245
 *MEMC Electronic Materials, Inc.......................       35,000        241,500
 Metals USA, Inc.......................................      119,300        263,653
 *Metromedia International Group, Inc..................      135,000        384,750
 *Michaels Stores, Inc.................................      107,500      3,998,462
 *Micron Electronics, Inc..............................        4,400          7,700
 *Mid Atlantic Medical Services, Inc...................       13,900        229,628
 Midland Co............................................        7,600        270,560
 Milacron, Inc.........................................      133,500      2,229,450
 Millennium Chemicals, Inc.............................      257,400      4,118,400
 Mine Safety Appliances Co.............................       21,000        614,250
 *MIPS Technologies, Inc., Class B.....................        1,959         32,196
 Mississippi Chemical Corp.............................       55,100        188,442
 *Modis Professional Services, Inc.....................      435,500      2,486,705
 Mony Group, Inc.......................................      199,700      7,338,975
 *Moog, Inc. Class A...................................       20,600        751,900
 *Moog, Inc. Class B...................................        1,000         42,000
 Movado Group, Inc.....................................        5,100         90,805
 *#Mpower Communications Corp..........................       13,600         24,208
 *MRV Communications, Inc..............................        4,400         42,702
 *MS Carriers, Inc.....................................       45,400      1,341,116
 MTS Systems Corp......................................        6,100         73,779
 *N & F Worldwide Corp.................................       17,200         64,500
 Nacco Industries, Inc. Class A........................       26,000      1,900,600
 National Presto Industries, Inc.......................       28,200        775,500
 National Steel Corp. Class B..........................       76,775        126,679
 *NationsRent, Inc.....................................       54,800         31,236
 NCH Corp..............................................       10,200        551,106
 *NCI Building Systems, Inc............................       51,300        695,115
 *Netro Corp...........................................       11,300         51,020
 *Network Equipment Technologies, Inc..................       46,400        176,320
 *#New Century Financial Corp..........................       19,600        189,728
 *Nortek, Inc..........................................       40,000      1,160,000
 *NS Group, Inc........................................       45,600        705,888
 *Nuevo Energy Co......................................       36,100        725,610
 OceanFirst Financial Corp.............................       25,600        611,072
 *Ocwen Financial Corp.................................      275,000      2,557,500
 *Office Depot, Inc....................................       13,300        121,562
 *Officemax, Inc.......................................      487,700      1,731,335

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Offshore Logistics, Inc..............................       84,400   $  1,779,574
 Ohio Casualty Corp....................................      240,300      2,091,812
 Old Republic International Corp.......................      241,200      6,809,076
 Omnicare, Inc.........................................      353,200      7,403,072
 *On Command Corp......................................        8,100         48,965
 *Orbital Sciences Corp................................       78,600        312,828
 Oregon Steel Mills, Inc...............................       44,700        322,287
 Oshkosh Truck Corp. Class B...........................        3,150        117,542
 Overseas Shipholding Group, Inc.......................      131,500      4,601,185
 *Owens-Illinois, Inc..................................      611,500      4,317,190
 Pacific Century Financial Corp........................      328,300      8,099,161
 *Pacificare Health Systems, Inc.......................      133,100      2,355,870
 *Pactiv Corp..........................................       31,000        426,250
 Park Electrochemical Corp.............................       28,050        607,844
 *Parker Drilling Co...................................      257,900      1,645,402
 *Paxar Corp...........................................       73,300        879,600
 *Paxson Communications Corp...........................       18,600        230,640
 *Pediatrix Medical Group, Inc.........................       59,200      1,616,752
 Penn Virginia Corp....................................        4,400        162,448
 Penzoil Quaker State Co...............................       53,436        809,555
 Pep Boys - Manny, Moe & Jack..........................      213,000      1,874,400
 *Perrigo Co...........................................       84,000      1,170,540
 *Per-Se Technologies, Inc.............................       24,700        146,471
 *Personnel Group of America, Inc......................       55,300         97,328
 *PetSmart, Inc........................................      145,500        779,153
 PFF Bancorp, Inc......................................       37,300        811,089
 *Philadelphia Consolidated Holding Corp...............          600         18,987
 Phillips-Van Heusen Corp..............................       93,800      1,453,900
 *Pico Holdings, Inc...................................        4,200         55,461
 *Picturetel Corp......................................       69,100        370,376
 Pilgrim Pride Corp....................................       93,700      1,124,400
 *Pinnacle Entertainment, Inc..........................       19,400        178,674
 *Pioneer Natural Resources Co.........................      111,700      2,356,870
 Pioneer Standard Electronics, Inc.....................      136,600      1,544,263
 Pittston Brink's Group................................      165,700      3,893,950
 Polymer Group, Inc....................................       93,700        281,100
 Polyone Corp..........................................      208,000      1,884,480
 Pope & Talbot, Inc....................................        2,400         34,080
 Potlatch Corp.........................................      109,800      3,774,924
 Presidential Life Corp................................      123,700      2,178,976
 *Price Communications Corp............................       33,772        624,107
 *#Pride International, Inc............................       55,600      1,480,628
 *Prime Hospitality Corp...............................      187,700      2,158,550
 *Procurenet, Inc......................................       13,000              0
 *Professionals Group, Inc.............................       10,500        284,760
 *Profit Recovery Group International, Inc.............       42,700        426,360
 *Protection One, Inc..................................      229,200        309,420
 *PSS World Medical, Inc...............................      232,200      1,192,347
 *PTEK Holdings, Inc...................................      103,600        263,144
 Pulte Corp............................................      133,500      5,393,400
 Quanex Corp...........................................       51,900      1,159,965
 Questar Corp..........................................      115,500      3,579,345
 *Range Resources Corp.................................        9,600         57,600
 Rayonier, Inc.........................................       28,100      1,257,194
 *Read-Rite Corp.......................................       46,700        235,135
 *Reebok International, Ltd............................       35,900      1,035,356
 Regal Beloit Corp.....................................       35,800        723,160
 *Remec, Inc...........................................       22,100        181,441
 *Renaissance Worldwide, Inc...........................       13,000          5,525
 *Rent-Way, Inc........................................       10,500         74,550
                                                            SHARES           VALUE+
                                                            ------           ------
 Resource America, Inc.................................      101,400   $  1,387,152
 Resource Bancshares Mortgage Group, Inc...............       30,200        216,836
 Riggs National Corp...................................      111,400      1,777,387
 *#Rite Aid Corp.......................................    1,028,100      8,605,197
 RLI Corp..............................................       32,350      1,335,408
 Roadway Express, Inc..................................        9,800        257,201
 Rock-Tenn Co. Class A.................................       84,300        918,870
 Rouge Industries, Inc. Class A........................        4,500          9,405
 RPM, Inc..............................................      486,000      4,014,360
 *RTI International Metals, Inc........................       84,000      1,211,280
 Russ Berrie & Co., Inc................................       16,300        436,025
 Russell Corp..........................................      139,200      2,498,640
 *Ryans Family Steak Houses, Inc.......................      147,900      1,830,263
 Ryder System, Inc.....................................      237,900      5,219,526
 Ryerson Tull, Inc.....................................       97,718      1,280,106
 Ryland Group, Inc.....................................       51,000      2,310,300
 *Saks, Inc............................................      664,000      7,662,560
 *Schein (Henry), Inc..................................       38,700      1,463,441
 Schulman (A.), Inc....................................      114,300      1,455,611
 Schweitzer-Maudoit International, Inc.................       22,500        470,250
 SCPIE Holdings, Inc...................................       33,900        644,100
 Seaboard Corp.........................................        4,040        779,720
 *Seacor Smit, Inc.....................................       49,350      2,353,995
 *Seitel, Inc..........................................       54,800        959,000
 Selective Insurance Group, Inc........................      104,300      2,608,022
 Sensormatic Electronics Corp..........................       50,700        798,525
 *Sequa Corp. Class A..................................       24,700      1,235,988
 *Sequa Corp. Class B..................................        3,100        189,100
 *Service Corp. International..........................    1,136,900      8,026,514
 *Shiloh Industries, Inc...............................        7,300         38,690
 *Shopko Stores, Inc...................................      135,200      1,014,000
 *Sierra Health Services, Inc..........................       42,600        257,730
 *Silicon Graphics, Inc................................      609,900      1,286,889
 *Sinclair Broadcast Group, Inc. Class A...............      187,300      1,679,145
 *Six Flags, Inc.......................................      357,700      8,048,250
 Skyline Corp..........................................       18,400        447,120
 SLI, Inc..............................................      134,300        953,530
 *Smart & Final Food, Inc..............................       61,500        676,500
 Smith (A.O.) Corp.....................................       59,550      1,003,418
 Smith (A.O.) Corp. Convertible Class A................       10,400        179,920
 *Smurfit-Stone Container Corp.........................      133,700      2,000,821
 *Sola International, Inc..............................       54,500        771,175
 *Sonic Automotive, Inc................................      132,800      1,766,240
 *SONICblue, Inc.......................................      243,428        884,861
 South Financial Group, Inc............................      127,300      2,059,714
 South Jersey Industries, Inc..........................       24,900        756,960
 *Southwestern Energy Co...............................       60,700        931,745
 Sovereign Bancorp, Inc................................      822,800      9,314,096
 *Spanish Broadcasting System, Inc.....................      119,900        773,955
 *Spectrasite Holdings, Inc............................      128,900        944,193
 *SpeedFam-IPEC, Inc...................................      132,500        603,538
 *Spherion Corporation.................................      251,400      1,822,650
 Spiegel, Inc. Class A Non-Voting......................       50,800        386,842
 Springs Industries, Inc. Class A......................       43,500      1,966,200
 *SPS Technologies, Inc................................        9,900        497,970
 Standard Motor Products, Inc. Class A.................       17,300        233,550
 Standard Pacific Corp.................................      113,000      2,084,850
 Standard Register Co..................................       96,000      1,584,000

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#STAR Telecommunications, Inc........................       43,200   $        907
 Starrett (L.S.) Co. Class A...........................        2,000         44,300
 State Auto Financial Corp.............................      104,600      1,593,058
 Staten Island Bancorp, Inc............................      118,300      3,152,695
 Steelcase, Inc. Class A...............................       69,800        936,018
 Stepan Co.............................................       17,000        406,300
 Stewart & Stevenson Services, Inc.....................       83,900      2,441,910
 Stewart Enterprises, Inc..............................      458,400      3,486,132
 *Stewart Information Services Corp....................       12,800        219,520
 *Stone & Webster, Inc.................................       31,000         42,160
 *Stoneridge, Inc......................................       38,600        351,260
 Stride Rite Corp......................................      172,000      1,393,200
 *#Sunbeam Corp........................................      126,800          8,401
 Sunoco, Inc...........................................       18,500        721,500
 *#Sunrise Assisted Living, Inc........................       72,100      1,716,341
 Supervalu, Inc........................................      523,400      8,144,104
 Susquehanna Bancshares, Inc...........................       10,000        167,600
 *Sylvan Learning Systems, Inc.........................      172,200      3,186,561
 *Systemax, Inc........................................       97,950        279,158
 Tecumseh Products Co. Class A.........................       56,700      2,952,086
 Tecumseh Products Co. Class B.........................       17,100        804,555
 Temple-Inland, Inc....................................      168,300      8,938,413
 Tenneco Automotive, Inc...............................      112,100        355,357
 *Terex Corp...........................................      108,200      2,379,318
 *Terra Industries, Inc................................      132,700        590,515
 *Tesoro Petroleum Corp................................      126,900      1,973,295
 Texas Industries, Inc.................................       82,300      2,695,325
 Thomas & Betts Corp...................................      246,300      5,145,207
 Thomas Industries, Inc................................        2,600         70,850
 Timken Co.............................................      243,900      4,317,030
 Titan International, Inc..............................       36,000        187,920
 *#Titanium Metals Corp................................      101,900      1,346,099
 *Toll Brothers, Inc...................................       27,600        901,140
 Toro Co...............................................       14,200        580,780
 *Tower Automotive, Inc................................      188,100      1,864,071
 *Transmontaigne Oil Co................................        6,500         37,440
 Trenwick Group, Ltd...................................       65,157      1,481,019
 *Triad Hospitals, Inc.................................       98,473      2,432,283
 *Trico Marine Services, Inc...........................       80,400      1,041,582
 *Trigon Healthcare, Inc...............................       22,100      1,259,479
 Trinity Industries, Inc...............................      152,400      3,406,140
 *Triumph Group........................................       10,900        496,822
 Tucker Anthony Sutro Corp.............................       31,300        685,470
 *Twinlab Corp.........................................       62,800        110,528
 Tyson Foods, Inc. Class A.............................      259,900      3,311,126
 U.S. Industries, Inc..................................      318,500      1,805,895
 *#U.S. Office Products, Co............................        5,500             61
 UAL Corp..............................................      200,700      7,472,061
 *UICI.................................................      178,200      1,514,700
 Ultramar Diamond Shamrock Corp........................      106,200      5,325,930
 *Ultratech Stepper, Inc...............................       22,400        417,872
 UMB Financial Corp....................................       51,860      1,952,529
 *Unifi, Inc...........................................      220,000      1,716,000
 *United Auto Group, Inc...............................       27,800        389,478
 United Community Financial Corp.......................      141,700        987,649
 United Parcel Service, Inc............................          280         16,646
 *United Rentals, Inc..................................      283,700      6,544,959
 Unitrin, Inc..........................................       24,400        950,014
                                                            SHARES           VALUE+
                                                            ------           ------

 Universal Corp........................................       77,600   $  3,090,032
 Universal Forest Products, Inc........................       48,200        955,324
 *Universal Stainless & Alloy Products, Inc............        3,000         29,850
 *Unova, Inc...........................................      247,300      1,248,865
 *URS Corp.............................................       64,100      1,735,187
 *US Oncology, Inc.....................................      355,706      2,662,459
 Usec, Inc.............................................      335,900      3,147,383
 USX-US Steel Group....................................      363,100      7,087,712
 *Vail Resorts, Inc....................................      100,160      2,068,304
 Valero Energy Corp....................................      122,900      5,418,661
 Valhi, Inc............................................      119,000      1,493,450
 *Value City Department Stores, Inc....................      130,500      1,337,625
 *Venator Group, Inc...................................       10,900        144,970
 *Vignette Corp........................................       30,000        245,250
 Vintage Petroleum, Inc................................       25,700        555,120
 Visteon Corp..........................................      400,500      6,896,610
 *Volt Information Sciences, Inc.......................       28,000        508,200
 Wabash National Corp..................................       89,800      1,037,190
 *Wackenhut Corp. Class A..............................        1,000         16,050
 *Wackenhut Corp. Class B Non-Voting...................        1,000         12,760
 Wallace Computer Services, Inc........................      169,900      2,912,086
 Walter Industries, Inc................................        1,100         12,540
 *#Warnaco Group, Inc..................................      185,300        107,474
 *Washington Group Intl., Inc..........................      170,800        175,924
 *Waste Connections, Inc...............................       71,500      2,134,633
 Watsco, Inc. Class A..................................       73,550      1,029,700
 Watts Industries, Inc. Class A........................       67,000      1,065,300
 Wausau-Mosinee Paper Corp.............................      144,100      1,945,350
 *Webb Corp............................................       70,700      2,661,855
 *WebMD Corp...........................................      994,700      6,768,934
 *Weirton Steel Corp...................................       97,200        101,088
 Weis Markets, Inc.....................................        3,100        108,438
 Wellman, Inc..........................................      138,700      2,360,674
 Werner Enterprises, Inc...............................      184,000      3,653,320
 Wesco Financial Corp..................................        2,775        882,173
 West Pharmaceutical Services, Inc.....................        7,700        207,207
 Westcorp, Inc.........................................      101,540      1,831,782
 *Westell Technologies, Inc............................       33,200         69,554
 *WFS Financial, Inc...................................       12,900        324,113
 *Wisconsin Central Transportation Corp................      177,100      2,935,433
 *Wolverine Tube, Inc..................................       33,600        554,400
 Woodward Governor Co..................................       19,600      1,484,504
 Worthington Industries, Inc...........................      252,400      2,902,600
 *Wyndham International, Inc...........................       22,000         56,760
 *Xtra Corp............................................       47,800      2,443,536
 *Yellow Corp..........................................       98,700      1,878,261
 York International Corp...............................      105,700      3,725,925
 Zenith National Insurance Corp........................       50,800      1,374,140
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $829,563,965)..................................                 905,661,133
                                                                       ------------

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $16,202,174) to be
   repurchased at $15,963,716
   (Cost $15,962,000)..................................   $   15,962   $   15,962,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $845,525,965)++....                $  921,623,133
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $829,700,479.

                See accompanying Notes to Financial Statements.

                        THE U.S. SMALL CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.9%)
 *24/7 Media, Inc......................................      334,400   $      165,528
 *3-D Systems Corp.....................................      104,100        1,750,441
 *3Dfx Interactive, Inc................................      560,800          187,868
 *A Consulting Team, Inc...............................        4,400            1,914
 *A.C. Moore Arts & Crafts, Inc........................       80,100          905,931
 AAR Corp..............................................      549,550        7,693,700
 ABC Bancorp...........................................       20,280          230,584
 *ABC Rail Products Corp...............................       81,900           73,710
 Abington Bancorp, Inc.................................       43,000          597,700
 *Ablest, Inc..........................................       16,800           75,180
 Abrams Industries, Inc................................       10,000           38,750
 *Abraxas Petroleum Corp...............................       88,200          385,434
 *Acceptance Insurance Companies, Inc..................      278,100        1,390,500
 *Access Worldwide Communications, Inc.................       13,200            6,666
 *Accrue Software, Inc.................................      155,000          137,175
 Aceto Corp............................................       91,826          881,070
 *Acme Communications, Inc.............................      206,000        1,361,660
 *Acme United Corp.....................................        8,700           30,450
 *Acorn Products, Inc..................................       16,000           18,640
 *Action Performance Companies, Inc....................      232,000        4,177,160
 *Actionpoint, Inc.....................................       86,400          242,784
 Adams Resources & Energy, Inc.........................        6,600           94,710
 *Adaptive Broadband Corp..............................       38,300           27,672
 *ADE Corp.............................................      130,500        2,517,997
 *Adept Technology, Inc................................       65,500          619,302
 *Advance Lighting Technologies, Inc...................       76,900          394,881
 *Advanced Magnetics, Inc..............................       90,400          339,000
 Advanced Marketing Services, Inc......................      125,325        2,067,862
 *Advanced Neuromodulation Systems, Inc................       12,260          277,260
 Advanta Corp. Class A.................................      198,879        2,622,220
 Advanta Corp. Class B Non-Voting......................      333,097        4,038,801
 *Aehr Test Systems....................................       81,400          333,740
 *AEP Industries, Inc..................................       50,150        2,943,303
 *Aerovox, Inc.........................................       80,600           43,524
 *Aetrium, Inc.........................................      144,700          261,183
 *Aftermarket Technology Corp..........................      190,300        1,193,181
 *AG Services America, Inc.............................        2,900           45,530
 Agco Corp.............................................    1,049,900        9,081,635
 *AHL Services, Inc....................................      276,900        2,276,118
 *AHT Corp.............................................      164,200              944
 *Air Methods Corp.....................................       99,900          382,617
 Airborne, Inc.........................................      658,200        7,167,798
 *Airgas, Inc..........................................    1,219,800       12,563,940
 *Airnet Communications Corp...........................       23,000           55,200
 *Airnet Systems, Inc..................................      200,900        1,028,608
 AK Steel Holding Corp.................................      122,941        1,646,180
 *Akamai Technologies, Inc.............................      823,500        8,494,402
 Alamo Group, Inc......................................      104,300        1,486,275
 *Alaska Air Group, Inc................................      397,900       11,431,667
 *Alaska Communications Systems Group, Inc.............      259,300        1,611,549
 *Albany International Corp. Class A...................       49,920        1,104,230
 *Aldila, Inc..........................................      236,900          351,796
                                                            SHARES             VALUE+
                                                            ------             ------

 Alexander & Baldwin, Inc..............................      178,100   $    4,154,182
 Alfa Corp.............................................       72,600        1,422,960
 Alico, Inc............................................       81,000        2,246,535
 *All American Semiconductor, Inc......................       10,760           75,105
 Allen Organ Co. Class B...............................        5,000          183,125
 *Allen Telecom, Inc...................................      289,700        3,476,400
 Alliance Bancorp......................................      147,320        3,968,801
 *Alliance Semiconductor Corp..........................      496,000        6,274,400
 *Allied Healthcare Products, Inc......................      130,000          427,050
 *Allied Holdings, Inc.................................      111,535          313,413
 *Allied Research Corp.................................       64,400          560,280
 *#Allied Riser Communications.........................      434,100          399,372
 *Allin Communications Corp............................       90,000           35,550
 *Allou Health & Beauty Care, Inc. Class A.............      101,500          391,790
 *Allsctipts Healthcare Solutions, Inc.................       46,800          219,726
 *Alltrista Corp.......................................       11,300          173,342
 *Almost Family, Inc...................................       13,700           98,640
 *Alpha Technologies Group, Inc........................       73,112          556,748
 *Alphanet Solutions, Inc..............................       92,400          194,040
 *#Alterra Healthcare Corp.............................      489,200          171,220
 Ambanc Holding Co., Inc...............................       69,300        1,360,012
 Ambassadors, Inc......................................      149,900        3,736,257
 *AMC Entertainment, Inc...............................       91,700          972,020
 Amcast Industrial Corp................................      156,200        1,374,560
 Amcol International Corp..............................       19,200          107,520
 *Amerco, Inc..........................................      211,000        3,880,290
 *America West Holdings Corp. Class B..................      760,300        7,793,075
 *American Aircarriers Support, Inc....................       83,100               83
 American Bank of Connecticut..........................       46,600        1,048,500
 American Biltrite, Inc................................       44,400          617,160
 *#American Business Financial Services, Inc...........        3,000           41,850
 *#American Classic Voyages Co.........................      240,300          962,401
 *American Coin Merchandising, Inc.....................       64,200          264,825
 *American Ecology Corp................................       48,100          118,566
 American Greetings Corp. Class A......................      497,400        6,237,396
 *American Healthcorp, Inc.............................       28,300          735,234
 *American Homestar Corp...............................      100,600            4,778
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        1,644,312
 *American Pacific Corp................................      112,000          711,200
 *American Physicians Services Group, Inc..............       39,500           85,715
 *American Retirement Corp.............................      152,500          542,900
 American Shared Hospital Services.....................        2,100            6,195
 *American Skiing Co...................................      119,200          125,160
 *American Software, Inc. Class A......................      203,900          370,078
 *American Technical Ceramics Corp.....................       73,400          734,000
 American Vanguard Corp................................        8,518          107,156
 American Woodmark Corp................................       35,010        1,219,398

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Americana Bancorp, Inc................................       28,430   $      380,109
 *Ameripath, Inc.......................................      370,700        9,458,410
 AmeriServe Financial, Inc.............................      255,000        1,300,500
 *Ameristar Casinos, Inc...............................      184,600        2,308,423
 Ameron, Inc...........................................       58,700        4,123,675
 AmerUs Group Co.......................................      169,585        6,088,101
 *#Ames Department Stores, Inc.........................      590,800        1,541,988
 *Amistar Corp.........................................       42,300           72,544
 Ampco-Pittsburgh Corp.................................      207,200        2,175,600
 *Amrep Corp...........................................      104,992          485,588
 *Amresco, Inc.........................................      136,700          178,393
 *Amtran, Inc..........................................      200,200        3,912,909
 *Amwest Insurance Group, Inc..........................       67,290           61,234
 Analogic Corp.........................................       69,800        3,227,901
 *Analytical Surveys, Inc..............................        9,100            7,962
 *ANC Rental Corp......................................      374,375        1,855,028
 Anchor Bancorp Wisconsin, Inc.........................       57,312          834,176
 Andersons, Inc........................................       88,300          736,422
 Andover Bancorp, Inc..................................       71,825        2,500,228
 *#Angeion Corp........................................        6,300           10,741
 Angelica Corp.........................................      179,600        1,946,864
 *Anicom, Inc..........................................      353,100              353
 *Ann Taylor Stores Corp...............................      150,900        5,148,708
 *AnswerThink Consulting Group, Inc....................       52,700          360,468
 *Antec Corp...........................................       53,000          619,305
 *Antigenics, Inc......................................        8,953          178,075
 Apogee Enterprises, Inc...............................      631,500        6,627,592
 *Applica, Inc.........................................      351,700        2,985,933
 *Applied Extrusion Technologies, Inc..................      230,800        1,355,950
 *Applied Graphics Technologies, Inc...................      138,800          235,960
 Applied Industrial Technologies, Inc..................      470,000        8,507,000
 *Applied Microsystems Corp............................      104,000          447,720
 Applied Signal Technologies, Inc......................      128,800          537,740
 *Arch Capital Group Ltd...............................       74,600        1,246,193
 Arch Chemicals, Inc...................................      292,800        6,353,760
 Arch Coal, Inc........................................      452,257       13,952,128
 *Arch Wireless, Inc...................................       83,800           22,249
 Arctic Cat, Inc.......................................      232,000        3,309,480
 Argonaut Group, Inc...................................      260,500        4,708,537
 *Arguss Holdings, Inc.................................       13,900           66,720
 *Ark Restaurants Corp.................................       14,900          121,062
 *Arkansas Best Corp...................................      220,900        4,750,454
 *Arlington Hospitality, Inc...........................       70,000          264,250
 *#Armstrong Holdings, Inc.............................      567,500        2,099,750
 Arnold Industries, Inc................................      252,800        4,690,704
 *Arqule, Inc..........................................       50,500          851,177
 Arrow Financial Corp..................................        7,555          187,175
 Arvinmeritor, Inc.....................................       43,200          669,600
 *Asante Technologies, Inc.............................       94,200           57,933
 ASB Financial Corp....................................       14,700          135,534
 *Ascent Assurance, Inc................................          222              272
 *Ashworth, Inc........................................      232,000        1,771,320
 *ASM Lithography Holding N.V..........................      423,823        9,860,242
 *Aspect Communications Corp...........................      335,900        2,003,643
 Astea International, Inc..............................       66,100           77,337
 Astro-Med, Inc........................................       56,475          266,844
 *Astronics Corp.......................................       19,687          317,453
 *Astronics Corp.......................................        2,268           36,571
 *Asyst Technologies, Inc..............................       73,800        1,343,529
 *Atchison Casting Corp................................      159,700          464,727
 *Athey Products Corp..................................       17,140            2,485
 Atlanta Sosnoff Capital Corp..........................       66,100          717,515
                                                            SHARES             VALUE+
                                                            ------             ------

 *Atlantic American Corp...............................       42,900   $       78,292
 *Atlantis Plastics, Inc...............................       60,000          189,000
 *Atrion Corp..........................................       37,750          792,561
 *#Audio Visual Services Corp..........................      430,200          180,684
 *Audiovox Corp. Class A...............................      333,600        3,197,556
 *Ault, Inc............................................       96,700          540,069
 *Aurora Foods, Inc....................................      787,600        4,174,280
 *Auspex Systems, Inc..................................      264,500        1,711,315
 *Autologic Information International, Inc.............        7,100           27,619
 *Avalon Holding Corp. Class A.........................       25,112           77,973
 *Avatar Holdings, Inc.................................       53,300        1,528,377
 *Aviall, Inc..........................................      291,200        3,197,376
 *#Aviation Sales Co...................................      219,900          417,810
 *Avid Technology, Inc.................................      516,400        7,332,880
 *Avteam, Inc. Class A.................................      175,500            1,974
 *Axsys Technologies, Inc..............................       57,000          835,050
 *Aztar Corp...........................................      337,500        4,758,750
 AZZ, Inc..............................................        2,200           47,740
 Badger Meter, Inc.....................................       21,200          634,940
 *Badger Paper Mills, Inc..............................       10,400           31,460
 Bairnco Corp..........................................      116,700          758,550
 *Baker (Michael) Corp.................................       80,800          933,240
 Baldwin & Lyons, Inc. Class B.........................       49,500        1,076,130
 *Baldwin Piano & Organ Co.............................       73,600          167,440
 *Baldwin Technology, Inc. Class A.....................      219,700          272,428
 *Ballantyne Omaha, Inc................................       34,600           26,123
 *Baltek Corp..........................................        5,100           42,916
 *Bancinsurance Corp...................................       60,270          286,885
 Bancorp Connecticut, Inc..............................       47,400          890,409
 Bandag, Inc...........................................      150,700        3,963,410
 Bandag, Inc. Class A..................................      185,800        4,106,180
 *Bank Plus Corp.......................................      283,400        1,480,765
 *Bank United Financial Corp. Class A..................      297,400        4,016,387
 Bank West Financial Corp..............................        2,100           23,394
 BankAtlantic Bancorp, Inc. Class A....................      168,883        1,215,958
 Banner Corp...........................................      269,401        5,440,553
 Banta Corp............................................        4,000          112,000
 Barnes Group, Inc.....................................       20,000          425,000
 *Barrett Business Services, Inc.......................       84,800          312,064
 *Barry (R.G.) Corp....................................      150,764          575,918
 Bassett Furniture Industries, Inc.....................      191,550        2,648,179
 Bay View Capital Corp.................................      498,042        3,411,588
 *Baycorp Holdings, Ltd................................       44,000          444,400
 *Bayou Steel Corp. Class A............................      169,900          186,890
 *BCT International, Inc...............................       11,100           13,431
 *Beazer Homes USA, Inc................................      129,300        7,758,000
 *BEI Electronics, Inc.................................       81,000          263,250
 BEI Technologies, Inc.................................       84,100        2,335,457
 *Bel Fuse, Inc. Class A...............................       21,100          606,625
 Bel Fuse, Inc. Class B................................       74,500        2,144,110
 *Belco Oil & Gas Corp.................................      172,500        1,656,000
 *Bell Industries, Inc.................................      161,863          419,225
 *Bell Microproducts, Inc..............................      172,200        1,839,096
 *Benchmark Electronics, Inc...........................      154,600        3,557,346
 *Benton Oil & Gas Co..................................      328,500          673,425
 Berkley (W.R.) Corp...................................      306,500       13,332,750
 *Berlitz International, Inc...........................       56,700          941,220
 *Bethlehem Steel Corp.................................    2,572,100        7,098,996
 *Beverly Enterprises..................................    1,973,900       17,765,100
 *BF Enterprises, Inc..................................        2,300           19,262
 BHA Group Holdings, Inc. Class A......................       19,200          281,664

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Big 4 Ranch, Inc.....................................       73,300   $            0
 *Bio Vascular, Inc....................................       90,900          618,120
 *Bioanalytical Systems, Inc...........................       11,400           59,451
 *Bionx Implants, Inc..................................      175,000          415,625
 *Bio-Rad Laboratories, Inc. Class A...................      177,625        7,655,637
 *BioReliance Corp.....................................       54,200          705,955
 *Biosource International, Inc.........................      117,200          788,170
 *Birmingham Steel Corp................................      615,700          738,840
 *Black Hawk Gaming & Development, Inc.................       47,000          507,130
 Blair Corp............................................      138,900        2,354,355
 Blanch (E.W.) Holdings, Inc...........................       18,800          253,800
 Blimpie International.................................       28,000           46,200
 *Blonder Tongue Laboratories, Inc.....................        9,300           27,435
 *Bluegreen Corp.......................................      359,098          772,061
 BMC Industries, Inc...................................      463,500        2,910,780
 *BNS Co. Class A......................................       46,855          349,070
 Bob Evans Farms, Inc..................................      226,600        3,886,190
 *Boca Resorts, Inc....................................      617,900        7,692,855
 *Bogen Communications International, Inc..............       17,200           58,480
 *Bolt Technology Corp.................................        4,400           24,420
 *Bombay Co., Inc......................................      742,540        2,316,725
 *Bon-Ton Stores, Inc..................................      220,300          665,306
 *Books-a-Million, Inc.................................      313,700          792,092
 Borg Warner Automotive, Inc...........................       31,500        1,425,375
 *Borland Software Corp................................      147,900        1,422,058
 *Boron, Lepore and Associates, Inc....................      220,600        2,969,276
 *Boston Biomedical, Inc...............................       56,300          130,334
 *Boston Communications Group, Inc.....................      307,300        3,676,844
 Bostonfed Bancorp, Inc................................       55,460        1,184,071
 *Bottomline Technologies, Inc.........................       18,600          128,805
 Bowl America, Inc. Class A............................       51,450          522,217
 Bowne & Co., Inc......................................      648,732        7,525,291
 *Boyd Gaming Corp.....................................      602,700        3,158,148
 *Brass Eagle, Inc.....................................      136,700        1,142,812
 *Braun Consulting, Inc................................       51,500          416,120
 *Brigham Exploration Co...............................       45,700          190,797
 *Brightpoint, Inc.....................................      444,200        1,579,131
 *#BrightStar Information Technology Group, Inc........      183,900           42,297
 *Broadbase Software, Inc..............................       19,300           38,889
 Brookline Bancorp, Inc................................       47,800          662,508
 *Brooks Automation, Inc...............................       36,200        1,781,221
 *Brookstone, Inc......................................      122,800        1,985,062
 *Brown (Tom), Inc.....................................      231,600        6,532,278
 Brown Shoe Company, Inc...............................      344,000        6,862,800
 Brush Wellman, Inc....................................      225,209        4,864,514
 BSB Bancorp, Inc......................................      157,631        2,984,743
 *BTG, Inc.............................................       33,000          265,650
 *BTU International, Inc...............................       85,300          513,079
 *Buckhead America Corp................................       15,700           33,048
 *#Budget Group, Inc...................................      736,800        2,401,968
 *Building Materials Holding Corp......................      252,300        3,380,820
 *Bull Run Corp........................................       89,000          116,590
 Burlington Coat Factory Warehouse Corp................      645,040       12,616,982
 *Burlington Industries, Inc...........................    1,155,800        2,762,362
 Bush Industries, Inc. Class A.........................       43,900          660,695
 *Butler International, Inc............................      121,800          267,351
 Butler Manufacturing Co...............................      105,000        2,829,750
 *BWAY Corp............................................      169,500          644,100
                                                            SHARES             VALUE+
                                                            ------             ------

 *CacheFlow, Inc.......................................      238,600   $    1,525,847
 Cadmus Communications Corp............................      133,700        1,502,119
 Calgon Carbon Corp....................................      660,000        5,412,000
 *Caliber Learning Network, Inc........................      267,100           82,801
 *#Calico Commerce, Inc................................       30,000            9,450
 *California Coastal Communities, Inc..................       57,300          244,957
 California First National Bancorp.....................       62,000          750,200
 *Callon Petroleum Co..................................       29,100          355,020
 Cal-Maine Foods, Inc..................................      110,800          555,108
 *Cambridge Technology Partners, Inc...................       40,800          121,176
 Camco Financial Corp..................................        8,183          100,364
 *Cannon Express, Inc. Class A.........................        6,900           12,765
 *Cannondale Corp......................................      142,600          572,539
 *Canterbury Information Technology, Inc...............        7,700           11,896
 *Capital Corp. of the West............................        2,940           44,747
 *Capital Crossing Bank................................       79,900        1,305,965
 *Capital Pacific Holdings, Inc........................      190,900          786,508
 *Capital Senior Living Corp...........................      357,200          675,108
 *Capital Trust, Inc...................................      105,400          584,970
 Capitol Bancorp, Ltd..................................       41,672          572,990
 Capitol Transamerica Corp.............................      121,800        1,791,678
 *#Caprius, Inc........................................        1,439              130
 Caraustar Industries, Inc.............................      199,000        2,041,740
 *Carbide/Graphite Group, Inc..........................      159,700          194,834
 *Cardiac Pathways Corp................................        3,000            9,855
 *Carecentric, Inc.....................................       29,400           65,753
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *#CareMatrix Corp.....................................        9,322            1,864
 *Carlyle Industries, Inc..............................       29,312           10,113
 Carpenter Technology Corp.............................      482,800       14,242,600
 *Carriage Services, Inc. Class A......................      226,000        1,240,740
 *Carrington Laboratories, Inc.........................      121,900          170,050
 Carter-Wallace, Inc...................................      267,900        5,130,285
 Cascade Corp..........................................      138,150        1,478,205
 *Casella Waste Systems, Inc. Class A..................      225,700        2,128,351
 Casey's General Stores, Inc...........................       42,700          459,238
 Cash America International, Inc.......................      386,000        2,779,200
 *Casino Data Systems..................................      231,800        2,115,175
 Castle (A.M.) & Co....................................      161,130        2,070,520
 *Castle Dental Centers, Inc...........................       58,600            9,376
 Castle Energy Corp....................................      147,700          926,817
 Casual Male Corp......................................      311,918           15,596
 *Catalina Lighting, Inc...............................      110,200          146,566
 Cato Corp. Class A....................................      371,700        7,181,244
 Cavalier Homes, Inc...................................      352,281        1,074,457
 *CB Richard Ellis Services, Inc.......................      294,600        4,551,570
 *C-bridge Internet Solutions, Inc.....................       77,300          141,845
 CBRL Group, Inc.......................................      565,700        9,597,100
 *CCA Industries, Inc..................................       40,800           35,496
 CCBT Financial Companies, Inc.........................       22,400          649,600
 *CDI Corp.............................................       82,900        1,384,430
 *Celadon Group, Inc...................................      127,900          635,023
 *Celebrity, Inc.......................................       26,325           10,003
 *Celeris Corporation..................................       56,333           31,265
 *Cell Genesys, Inc....................................       62,900        1,069,614
 Cenit Bancorp, Inc....................................       54,900        1,523,475
 Central Bancorp, Inc..................................       24,900          476,586
 *Central Garden & Pet Co..............................      381,700        2,658,540
 Central Parking Corp..................................      218,000        3,956,700
 Century Aluminum Co...................................      336,300        6,641,925
 *Century Business Services, Inc.......................      436,400        1,527,400

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Ceradyne, Inc........................................       95,000   $      862,125
 *Ceres Group, Inc.....................................        6,600           33,726
 *Champion Enterprises, Inc............................      940,800        9,991,296
 Champion Industries, Inc..............................       72,100          240,814
 *Champps Entertainment, Inc...........................      130,000        1,092,650
 *Charming Shoppes, Inc................................    1,809,000       10,881,135
 *Chart House Enterprises, Inc.........................      170,400          443,040
 *Chase Industries, Inc................................      123,150        1,132,980
 *Check Technology Corp................................       70,700          217,402
 *Checkers Drive-In Restaurant, Inc....................      138,621          779,743
 *Checkpoint System, Inc...............................      537,300        7,339,518
 Chemed Corp...........................................      109,500        3,843,450
 Chemfirst, Inc........................................       76,600        1,983,940
 Chesapeake Corp.......................................      217,400        4,848,020
 *Chesapeake Energy Corp...............................    1,023,000        8,439,750
 Chester Valley Bancorp................................        1,376           20,468
 Chicago Rivet & Machine Co............................       11,800          224,200
 *Children's Comprehensive Services, Inc...............      163,200          697,680
 *Childtime Learning Centers, Inc......................       43,500          298,845
 *#Chiquita Brands International, Inc..................    1,343,131        2,283,323
 *Cholestech Corp......................................        8,900           61,276
 *Chromcraft Revington, Inc............................       17,700          172,398
 *Chronimed, Inc.......................................       45,100          348,623
 *Chyron Corp..........................................      105,500           55,915
 CICOR International, Inc..............................      157,800        3,705,144
 *CIDCO, Inc...........................................      267,100          102,833
 *Ciprico, Inc.........................................       74,600          525,557
 *Circuit City Stores, Inc. (Carmax Group).............      549,800        8,170,028
 *Circuit Systems, Inc.................................       53,000              927
 *Citadel Holding Corp. Class A........................       58,640           87,960
 *Citation Holding Corp. Class B.......................       14,660           25,655
 Citizens Banking Corp.................................       29,750          737,949
 *Citizens, Inc. Class A...............................       82,089          623,876
 City Holding Co.......................................       99,600          969,606
 *Civic Bancorp........................................       43,634          646,438
 *CKE Restaurants, Inc.................................    1,006,900        2,668,285
 *Clare, Inc...........................................      197,000          547,660
 *Clarent Corp.........................................      127,678        1,218,048
 *Clarus Corporation...................................       28,100          144,012
 *Classic Communications, Inc. Class A.................      159,600           76,608
 *Classic Vacation Group, Inc..........................      169,000          354,900
 *Clean Harbors, Inc...................................      166,100          441,826
 Cleveland Cliffs, Inc.................................      191,300        3,883,390
 CNA Surety Corp.......................................       64,500          910,095
 *CNET Networks, Inc...................................       46,300          509,531
 *CNS, Inc.............................................      235,700        1,243,317
 Coachmen Industries, Inc..............................      272,600        2,720,548
 *Coast Dental Services, Inc...........................      145,600          108,472
 *Coast Distribution System............................       90,200           58,630
 Coastal Bancorp, Inc..................................      116,900        3,722,680
 Coastcast Corp........................................      107,600          826,368
 Cobalt Corp...........................................      244,300        1,429,155
 *Cobra Electronic Corp................................       85,500          666,472
 *Coeur d'Alene Mines Corp.............................      417,500          505,175
 *Cohesion Technologies, Inc...........................      117,300          545,445
 Cold Metal Products, Inc..............................       70,400           91,520
 *Cole National Corp. Class A..........................      206,900        2,948,325
 Collins Industries, Inc...............................       28,200          103,635
 *Columbia Banking System, Inc.........................       66,061          916,935
 Columbus McKinnon Corp................................      163,900        1,303,824
                                                            SHARES             VALUE+
                                                            ------             ------

 *Com21, Inc...........................................       76,200   $      198,501
 *Comdial Corp.........................................      209,400          266,985
 Comdicso, Inc.........................................      150,000          324,000
 *Comforce Corp........................................       64,700          105,137
 *Comfort Systems USA, Inc.............................      540,100        1,955,162
 Commercial Bancshares, Inc............................       27,834          576,860
 Commercial Bank of New York...........................       26,400          844,536
 Commercial Metals Co..................................      233,633        5,945,960
 Commercial National Financial Corp....................       12,500          229,062
 Commonwealth Bancorp, Inc.............................      169,300        3,378,381
 Commonwealth Industries, Inc..........................      378,000        1,925,910
 Communications Systems, Inc...........................        7,100           56,267
 Community Bank System, Inc............................       58,000        1,651,260
 *Community Financial Corp.............................       14,300          207,278
 Community Financial Group, Inc........................       12,800          177,728
 Community First Brokerage Co..........................       12,400          316,200
 Community Savings Bankshares, Inc.....................       37,200          528,054
 Community Trust Bancorp, Inc..........................       82,407        1,908,134
 *Compucom Systems, Inc................................      746,700        2,161,696
 *#CompuCredit Corp....................................       38,300          463,238
 *Computer Horizons Corp...............................      410,000        1,109,050
 *#Computer Learning Centers, Inc......................       43,300              325
 *Computer Motion, Inc.................................       35,100          150,930
 *Computer Network Technology Corp.....................       22,550          200,582
 *Comshare, Inc........................................      114,150          397,242
 *Comstock Resources, Inc..............................      406,700        4,742,122
 *Comtech Telecommunications Corp......................        4,900           66,909
 *Concord Camera Corp..................................      208,000        1,696,240
 *Cone Mills Corp......................................      555,000          771,450
 *Congoleum Corp. Class A..............................       97,400          262,980
 *Conmed Corp..........................................      207,161        4,446,711
 *Consolidated Freightways Corp........................      411,500        3,487,462
 *Consolidated Graphics, Inc...........................      196,300        3,205,579
 *Continental Materials Corp...........................        4,600           89,700
 *#Cooker Restaurant Corp..............................      135,000           62,100
 Cooper Tire & Rubber Co...............................      559,800        7,361,370
 Cooperative Bankshares, Inc...........................       20,800          244,400
 *CoorsTek, Inc........................................       36,900        1,321,758
 *Copart, Inc..........................................      132,700        3,185,463
 *Copper Mountain Networks, Inc........................       32,400          121,338
 *Core Materials Corp..................................          500              575
 *Core, Inc............................................        7,400           35,557
 Corn Products International, Inc......................      165,000        4,727,250
 *Cornell Corrections, Inc.............................      160,700        1,941,256
 *Correctional Services Corp...........................      135,800          337,463
 *Corrpro Companies, Inc...............................      123,575          376,904
 Corus Bankshares, Inc.................................       25,100        1,225,507
 *Cost-U-Less, Inc.....................................       35,000           63,875
 *Cotelligent Group, Inc...............................      186,400          147,256
 Cotton States Life Insurance Co.......................        8,300           96,446
 Courier Corp..........................................       23,400          921,375
 *Covanta Energy Corp..................................      634,996       13,823,863
 *Covenant Transport, Inc. Class A.....................      246,800        4,270,874
 *Coventry Health Care, Inc............................      210,400        3,555,760
 *Cover-All Technologies, Inc..........................       31,901           10,049
 Covest Bancshares, Inc................................       48,825          719,925
 CPAC, Inc.............................................       85,400          529,480
 CPB, Inc..............................................      107,000        2,912,540
 CPI Corp..............................................       85,200        1,678,440
 *Craig (Jenny), Inc...................................      247,800          416,304
 *Craig Corp...........................................       51,700          105,985
 *Credit Acceptance Corp...............................      743,700        5,272,833

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Crestline Capital Corp...............................       24,400   $      710,040
 *Criticare Systems, Inc...............................       91,000          393,575
 *Cross (A.T.) Co. Class A.............................      234,300        1,675,245
 *Crossman Communities, Inc............................       40,800        1,282,956
 Crown Cork & Seal Co., Inc............................    1,142,800        5,851,136
 *Crown Crafts, Inc....................................      170,700           50,356
 *Crown Group, Inc.....................................       70,800          263,730
 *Crown-Andersen, Inc..................................       22,900          162,361
 *CSK Auto Corp........................................      523,000        4,110,780
 *CSP, Inc.............................................       40,800          156,876
 *CSS Industries, Inc..................................      186,500        4,233,550
 *CTB International Corp...............................       74,000          653,050
 Cubic Corp............................................      131,350        3,841,987
 Culp, Inc.............................................      201,218          692,190
 *Cumulus Media, Inc. Class A..........................      501,900        6,010,252
 *Curative Health Services, Inc........................      158,800        1,105,248
 Curtiss-Wright Corp...................................       94,900        4,545,710
 *Cutter & Buck, Inc...................................       18,200          120,211
 *Cyberoptics Corp.....................................       37,200          442,866
 *Cybersource Corp.....................................      124,500          212,272
 *Cybex International, Inc.............................      114,200          194,711
 *Cylink Corp..........................................       43,900           40,388
 *Cysive, Inc..........................................      367,200        1,200,744
 *Cytrx Corp...........................................       11,600            9,280
 *D A Consulting Group, Inc............................      119,200          179,992
 *Dairy Mart Convenience Stores, Inc...................        9,000           32,400
 *Daisytek International Corp..........................       65,500          917,327
 *Dan River, Inc. Class A..............................      452,200        1,356,600
 *Danielson Holding Corp...............................       57,300          269,310
 Data Broadcasting Corp................................       33,900          284,421
 *Data Critical Corp...................................      139,500          255,982
 *Data I/O Corp........................................       90,600          215,175
 Data Research Association, Inc........................       19,000          195,415
 *Data Systems & Software, Inc.........................       91,900          590,457
 *Datakey, Inc.........................................        6,700           21,507
 *Dataram Corp.........................................       32,780          374,184
 *DataTRAK International, Inc..........................       59,200          134,976
 *Datron Systems, Inc..................................       43,700          561,545
 *Datum, Inc...........................................       85,400        1,424,899
 *Dave and Busters, Inc................................      182,140        1,568,225
 *DaVita, Inc..........................................      224,900        4,250,610
 *Dawson Geophysical Co................................       68,900          764,790
 *Daxor Corp...........................................       52,000          881,400
 Deb Shops, Inc........................................       97,000        2,007,415
 *Deckers Outdoor Corp.................................      117,000          463,905
 *#Decora Industries, Inc..............................        9,900              693
 Decorator Industries, Inc.............................       24,232           69,061
 *Del Global Technologies Corp.........................      177,800          377,825
 *dELiA*s Corp.........................................      334,858        1,622,387
 Delphi Financial Group, Inc. Class A..................       14,230          506,588
 Delta Apparel, Inc....................................       52,000          845,000
 *#Delta Financial Corp................................      144,900           46,368
 Delta Natural Gas Co., Inc............................       26,100          532,048
 *Delta Woodside Industries, Inc.......................      520,000          520,000
 Deltic Timber Corp....................................      108,400        2,775,040
 *Denali, Inc..........................................       69,500            5,907
 *Department 56, Inc...................................       37,600          306,440
 *Designs, Inc.........................................      182,300          778,421
 *Detrex Corp..........................................       12,800           93,760
 *Devcon International Corp............................       55,100          384,322
 *Diedrich Coffee, Inc.................................           13               47
 *Digi International, Inc..............................      339,200        3,037,536
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Digital Island, Inc.................................       19,300   $       64,944
 Dime Community Bancorp, Inc...........................      196,600        5,639,471
 Dimon, Inc............................................      890,500        9,929,075
 *Diodes, Inc..........................................       28,050          296,769
 *Discount Auto Parts, Inc.............................      321,800        4,231,670
 *Diversified Corporate Resources, Inc.................        5,400           11,745
 *Dixie Group, Inc.....................................      185,919          959,342
 *Dixon Ticonderoga Co.................................       30,150          120,600
 *Docent, Inc..........................................       99,100          771,989
 *Dollar Thrifty Automotive Group, Inc.................      465,600       11,034,720
 *Dominion Homes, Inc..................................       76,400          798,380
 Donegal Group, Inc. Class A...........................       62,496          851,508
 Donegal Group, Inc. Class B...........................       31,248          385,132
 *Donna Karan International, Inc.......................       42,100          447,102
 Donnelly Corp. Class A................................       78,525        1,107,202
 Downey Financial Corp.................................      159,213        6,873,225
 *Dress Barn, Inc......................................      283,223        7,115,978
 *Drew Industries, Inc.................................       11,200           75,880
 *DRS Technologies, Inc................................       73,475        1,594,407
 *DT Industries, Inc...................................      222,000        1,033,410
 *Duck Head Apparel Co., Inc...........................       52,000          145,600
 *Duckwall-Alco Stores, Inc............................      106,300          757,387
 *Ducommun, Inc........................................       33,700          461,690
 *Dura Automotive Systems, Inc.........................      311,763        3,897,037
 *DVI, Inc.............................................      243,500        3,615,975
 *Dwyer Group, Inc.....................................        9,200           23,046
 *Dynamics Research Corp...............................       85,636          757,450
 *E Com Ventures, Inc..................................       27,000           27,405
 Eagle Bancshares, Inc.................................       75,900        1,177,968
 *Eagle Food Centers, Inc..............................      124,300           66,500
 *Eagle Point Software Corp............................       87,700          462,179
 Earthgrains Co........................................      284,900        7,393,155
 Eastern Co............................................       29,400          433,650
 *#EasyLink Services Corp..............................        6,400            3,872
 *eBenX, Inc...........................................      126,300          432,577
 *eBT International, Inc...............................      285,300          751,765
 ECC International Corp................................      109,500          377,775
 Ecology & Environment, Inc. Class A...................       25,700          226,160
 Edelbrock Corp........................................       89,100          886,545
 *Edge Petroleum Corp..................................        6,000           45,030
 *Edgewater Technology, Inc............................      256,888        1,397,471
 Edo Corp..............................................       66,100        1,305,475
 *Educational Insights, Inc............................       49,300            7,888
 EFC Bancorp, Inc......................................        5,000           56,000
 *EFTC Corp............................................      325,500          903,262
 *#eGain Communications Corp...........................       49,563          126,138
 *El Paso Electric Co..................................       33,500          532,315
 *Elcom International, Inc.............................       18,300           39,253
 *Elcotel, Inc.........................................       11,900              684
 *Elder-Beerman Stores Corp............................      214,500          700,342
 *Electro Rent Corp....................................       77,200        1,236,744
 *Electroglas, Inc.....................................       86,500        1,385,297
 *Elite Information Group, Inc.........................      180,800          911,232
 *Elizabeth Arden, Inc.................................       30,500          733,677
 Ellett Brothers, Inc..................................       72,400          224,440
 *eLOT, Inc............................................      233,500           73,552
 *ELXSI Corp...........................................       27,900          243,706
 EMC Insurance Group, Inc..............................      124,900        1,579,985
 *Emcee Broadcast Products, Inc........................       50,000           39,500
 *Emcor Group, Inc.....................................       17,000          752,250
 Empire District Electric Co...........................       16,400          323,900
 *EMS Technologies, Inc................................      110,450        1,734,065

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *En Pointe Technologies, Inc..........................       36,500   $       83,037
 *Encad, Inc...........................................      241,900          506,780
 *Encompass Services Corp..............................      948,775        8,387,171
 *Encore Wire Corp.....................................      101,300        1,084,416
 Energen Corp..........................................      143,000        4,719,000
 *Enesco Group, Inc....................................      296,900        1,766,555
 Engineered Support Systems, Inc.......................       51,412        1,710,991
 Ennis Business Forms, Inc.............................        6,000           52,260
 *Enserch Exploration Corp.............................      848,618        3,776,350
 *Entrada Networks, Inc................................       47,280           47,989
 *Entravision Communications Corp......................      351,000        4,794,660
 *Entrust Technologies, Inc............................       50,300          284,446
 *Environmental Elements Corp..........................       14,500           56,550
 *Environmental Technologies Corp......................       35,800           28,998
 *ePlus, Inc...........................................        7,600           72,998
 *ePresence, Inc.......................................      290,500        1,090,827
 *Equity Marketing, Inc................................        4,100           41,410
 *Equity Oil Co........................................      180,300          562,536
 *Esco Technologies, Inc...............................      240,300        7,233,030
 Espey Manufacturing & Electronics Corp................        3,800           68,400
 *Esterline Technologies Corp..........................      268,542        5,639,382
 Ethyl Corp............................................    1,130,000        1,367,300
 *Evans & Sutherland Computer Corp.....................      184,000        1,568,600
 *Evolving Systems, Inc................................        4,900           17,395
 *Exabyte Corp.........................................      373,100          440,258
 Exide Corp............................................      370,500        3,982,875
 *Exponent, Inc........................................       91,400        1,083,090
 *Extended Stay America, Inc...........................      535,600        8,328,580
 *Ezcorp, Inc. Class A Non-Voting......................      246,000          622,380
 *E-Z-Em, Inc. Class A.................................       45,200          239,560
 *E-Z-Em, Inc. Class B.................................        3,843           20,368
 Fab Industries, Inc...................................       87,081        1,219,134
 *Fairchild Corp. Class A..............................      482,729        3,354,967
 Falcon Products, Inc..................................      148,500        1,158,300
 *Fansteel, Inc........................................       91,700          421,820
 Farmer Brothers Co....................................          484          105,270
 *Faro Technologies, Inc...............................       18,200           48,867
 Farrel Corp...........................................       62,200           41,363
 FBL Financial Group, Inc. Class A.....................      516,200        8,233,390
 *Featherlite Manufacturing, Inc.......................       27,900           50,220
 Federal Screw Works...................................        2,500           88,700
 *#Federal-Mogul Corp..................................    1,511,600        5,320,832
 *FEI Co...............................................      196,550        6,968,680
 FFLC Bancorp..........................................       50,833          972,435
 *Fibermark, Inc.......................................      110,350        1,533,865
 *Fiberstars, Inc......................................       12,900           49,858
 Fidelity Bancorp, Inc.................................       32,700          710,407
 *#Fidelity Bankshares, Inc............................       19,332          267,072
 *Fidelity Federal Bancorp.............................       20,000           32,400
 Fidelity National Corp................................      102,000          634,440
 Fidelity National Financial, Inc......................       33,700          768,360
 *Finish Line, Inc. Class A............................      336,500        3,393,602
 *Finishmaster, Inc....................................      120,000          949,200
 *Finlay Enterprises, Inc..............................       50,800          609,092
 Finova Group, Inc.....................................      819,400        1,966,560
 *Firebrand Financial Group, Inc.......................       86,400           27,648
 *First Aviation Services, Inc.........................        9,000           42,930
 First Bancorp.........................................       60,469        1,433,115
 First Bell Bancorp, Inc...............................       59,600          863,008
 *First Cash, Inc......................................      131,900          980,017
 First Charter Corp....................................       13,700          225,502
                                                            SHARES             VALUE+
                                                            ------             ------

 *First Cincinati, Inc.................................       50,500   $        6,565
 First Citizens Bancshares, Inc........................        5,700          534,403
 First Defiance Financial Corp.........................      131,000        2,073,075
 First Essex Bancorp...................................       95,700        2,295,843
 First Federal Bancshares of Arkansas, Inc.............       60,200        1,211,525
 First Federal Capital Corp............................      131,220        1,918,436
 First Federal of East Hartford........................       31,000        1,152,425
 First Financial Holdings, Inc.........................      100,600        1,995,401
 First Indiana Corp....................................       92,906        2,171,678
 *First Investors Financial Services Group, Inc........      126,700          446,617
 First Keystone Financial, Inc.........................       38,800          525,740
 *First Mariner Bank Corp..............................       43,600          294,518
 First Midwest Financial, Inc..........................       27,000          333,450
 First Niagara Financial Group, Inc....................       61,700          856,087
 First Oak Brook Bancshares, Inc. Class A..............       29,000          589,425
 First Place Financial Corp............................       90,945        1,293,238
 *First Republic Bank..................................      192,678        5,102,113
 First Sentinel Bancorp, Inc...........................      336,800        3,780,580
 *#First Team Sports, Inc..............................       99,300           99,796
 FirstBank NW Corp.....................................       11,600          183,338
 Firstfed America Bancorp, Inc.........................       14,900          265,965
 *FirstFed Financial Corp..............................      342,300       10,183,425
 *Firstwave Technologies, Inc..........................       45,700           53,697
 *Fischer Imaging Corp.................................      100,600          618,690
 Flag Financial Corp...................................       27,550          184,034
 Flagstar Bancorp, Inc.................................      145,900        3,549,017
 *Flander Corp.........................................      579,000        1,305,645
 Fleetwood Enterprises, Inc............................      580,100        6,984,404
 Fleming Companies, Inc................................      600,897       19,090,498
 Flexsteel Industries, Inc.............................       90,400        1,069,432
 Florida Rock Industries, Inc..........................       25,000        1,202,500
 *#Florsheim Group, Inc................................      120,800          191,468
 *Flour City International, Inc........................        2,400            8,880
 Flushing Financial Corp...............................      137,250        3,237,041
 FNB Financial Services Corp...........................       11,900          165,886
 *FOCUS Enhancements, Inc..............................       50,460           68,878
 *Foodarama Supermarkets, Inc..........................       13,400          311,550
 Foothill Independent Bancorp..........................       49,025          627,520
 *Forest Oil Corp......................................        5,305          180,370
 *Fortune Financial, Inc...............................       86,300              863
 *Foster (L.B.) Co. Class A............................      169,900          594,650
 Foster Wheeler Ltd....................................      927,100       11,662,918
 *#FPIC Insurance Group, Inc...........................      168,300        1,847,934
 Frankfort First Bancorp, Inc..........................       25,650          430,920
 Franklin Bank National Associaton.....................       49,283          715,836
 *Franklin Covey Co....................................      352,700        2,483,008
 *Franklin Electronic Publishers, Inc..................      112,300          348,130
 Freds, Inc. Class A...................................      215,750        6,175,844
 Fremont General Corp..................................    1,235,700        7,414,200
 Frequency Electronics, Inc............................       86,000        1,367,400
 *Fresh America Corp...................................       32,200            9,660
 *Fresh Choice, Inc....................................       65,100          201,484
 *Friede Goldman International.........................      566,645          478,815
 *Friedman Billings Ramsey Group, Inc. Class A.........      233,300        1,423,130
 Friedman Industries, Inc..............................      108,195          343,519
 Friedmans, Inc. Class A...............................      240,500        2,568,540
 Frisch's Restaurants, Inc.............................       92,392        1,201,096
 *Frozen Food Express Industries, Inc..................      328,600          642,413

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
                                                            SHARES             VALUE+
                                                            ------             ------
 FSF Financial Corp....................................        9,400   $      141,235
 *FSI International, Inc...............................      276,000        3,121,560
 *FTI Consulting, Inc..................................       73,900        1,411,490
 GA Financial, Inc.....................................       75,100        1,171,560
 *Gadzooks, Inc........................................      117,900        1,532,700
 Gainsco, Inc..........................................      407,700          672,705
 *Galey & Lord, Inc....................................      272,200          596,118
 *GameTech International, Inc..........................       58,900          369,892
 Garan, Inc............................................       58,000        1,716,800
 *Garden Fresh Restaurant Corp.........................       69,700          626,254
 *#Gart Sports Co......................................       16,637          307,369
 *Gaylord Entertainment Co.............................      359,400        9,955,380
 GBC Bancorp...........................................       50,400        1,388,772
 *#GC Companies, Inc...................................      135,900          362,853
 *Geerling & Wade, Inc.................................       27,500           48,262
 *Gehl Co..............................................      117,800        2,016,147
 Gencorp, Inc..........................................      675,300        7,894,257
 *General Binding Corp.................................       19,400          179,935
 General Cable Corp....................................      210,800        3,214,700
 *General Communications, Inc. Class A.................      896,900        8,955,546
 *#General Datacomm Industries, Inc....................       20,100            7,236
 *Genesee & Wyoming, Inc...............................       39,300        1,023,372
 *Genlyte Group, Inc...................................       91,600        2,741,130
 *Genomica Corp........................................      102,000          463,080
 *GenStar Therapeutics Corporation.....................        5,600           36,400
 *Gensym Corp..........................................       44,800           37,408
 *Gentiva Health Services..............................       70,175        1,364,202
 *Gerber Childrenswear, Inc............................       49,900          317,863
 Gerber Scientific, Inc................................      397,700        3,221,370
 *Giant Group, Ltd.....................................       50,600           27,830
 *Giant Industries, Inc................................      191,600        2,002,220
 Gibraltar Steel Corp..................................      143,100        2,701,728
 *Giga-Tronics, Inc....................................       28,800          144,000
 *G-III Apparel Group, Ltd.............................       98,600          888,879
 *Gish Biomedical, Inc.................................       47,900           58,917
 Glatfelter (P.H.) Co..................................      677,200       10,395,020
 *Glenayre Technologies, Inc...........................    1,007,600        1,385,450
 *Global Imaging Systems, Inc..........................       25,900          264,180
 *#GoAmerica, Inc......................................      620,900        1,573,981
 Golden Enterprises, Inc...............................       17,200           67,768
 *Golden State Vintners, Inc...........................       86,500          727,032
 *Good Guys, Inc.......................................      326,100        1,504,951
 *Goodys Family Clothing...............................      455,300        1,848,518
 Gorman-Rupp Co........................................       44,000        1,194,600
 *GoTo.com, Inc........................................       71,500        1,596,595
 *Gottschalks, Inc.....................................      231,700          961,555
 *GP Strategies Corp...................................      222,665          984,179
 *Gradco Systems, Inc..................................       91,550           44,859
 *Graham Corp..........................................       27,150          333,945
 Granite Construction, Inc.............................      185,400        5,052,150
 Granite State Bankshares, Inc.........................       22,800          520,980
 *Graphic Packaging International Corp.................      630,600        1,885,494
 Gray Communications Systems, Inc......................       41,150          664,572
 Great American Financial Resources, Inc...............       51,500          875,500
 Great Atlantic & Pacific Tea Co., Inc.................      633,500        7,342,265
 *Greenbriar Corp......................................       10,700            4,387
 Greenbrier Companies, Inc.............................      247,900        2,218,705
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          454,875
 *Griffon Corp.........................................      481,800        4,866,180
 *Group 1 Automotive, Inc..............................      103,600        2,641,800
                                                            SHARES             VALUE+
                                                            ------             ------

 *Group 1 Software, Inc................................       25,350   $      385,827
 *GTSI Corp............................................      153,400          917,332
 Guaranty Federal Bancshares, Inc......................       15,300          171,513
 *Guaranty Financial Corp..............................       22,000          173,250
 *Guilford Mills, Inc..................................      436,800          864,864
 *Gulfmark Offshore, Inc...............................      103,800        4,047,162
 *Gundle/SLT Environmental, Inc........................      250,800          604,428
 *Gymboree Corp........................................      419,200        2,902,960
 Haggar Corp...........................................      107,325        1,277,167
 *Hahn Automotive Warehouse, Inc.......................       12,915           37,453
 *Halifax Corp.........................................       24,000           60,000
 *Hallwood Group, Inc..................................          100              715
 *Ha-Lo Industries, Inc................................      402,300          285,633
 *Hamilton Bancorp, Inc................................        6,300           44,068
 *Hampshire Group, Ltd.................................       19,100          183,360
 *Hampton Industries, Inc..............................       79,094           27,683
 Hancock Fabrics, Inc..................................      244,500        2,234,730
 Hancock Holding Co....................................        1,600           60,520
 *Handleman Co.........................................      478,836        5,817,857
 *Hanger Orthopedic Group, Inc.........................      311,000          510,040
 Harbor Florida Bancshares, Inc........................       17,500          289,712
 Hardinge Brothers, Inc................................      155,200        2,300,840
 *Harken Energy Corp...................................       14,900           41,273
 Harleysville Group, Inc...............................      460,200       11,742,003
 *Harmonic Lightwaves, Inc.............................       41,300          352,289
 *Harolds Stores, Inc..................................        2,000            4,250
 *Harry's Farmers Market, Inc. Class A.................       46,100           23,972
 *Hartmarx Corp........................................      696,000        1,976,640
 *Harvey Entertainment Co..............................       52,400            9,170
 *Hastings Entertainment, Inc..........................      174,000          508,950
 Hastings Manufacturing Co.............................        1,700            8,593
 *Hathaway Corp........................................       45,300          169,875
 *Hauser, Inc..........................................       42,275           26,422
 Haverty Furniture Co., Inc............................      280,200        3,558,540
 *Hawaiian Airlines, Inc...............................      568,400        1,756,356
 *Hawk Corp............................................      191,000        1,289,250
 *Hawker Pacific Aerospace.............................       84,000          276,780
 *Hawthorne Financial Corp.............................       85,700        1,483,467
 *Hayes Lemmerz International, Inc.....................        4,500           37,125
 HCC Insurance Holdings, Inc...........................        8,200          203,278
 *Headway Corporate Resources, Inc.....................      113,200          164,140
 *Health Management Systems, Inc.......................      276,400          532,070
 *Health Risk Management, Inc..........................       72,700          343,507
 *Healthcare Recoveries, Inc...........................       83,500          377,002
 *Healthcare Services Group, Inc.......................      192,300        1,372,060
 *Healthcor Holdings...................................       65,300              490
 *Hector Communications Corp...........................        9,500          112,575
 *HEI, Inc.............................................        1,300           11,134
 Heico Corp............................................       14,900          269,690
 Heico Corp. Class A...................................        1,490           26,194
 Herbalife International, Inc. Class A.................        3,500           29,417
 Heritage Financial Corp...............................       24,100          251,724
 *Herley Industries, Inc...............................       18,933          340,794
 *Hexcel Corp..........................................      508,750        5,392,750
 HF Financial Corp.....................................       52,150          627,886
 *High Plains Corp.....................................      260,300          973,522
 *Highlands Insurance Group, Inc.......................      226,410        1,082,240
 *Hirsch International Corp. Class A...................       90,000          102,600
 *Hi-Shear Industries, Inc.............................       53,500          157,825
 *Hi-Tech Pharmacal, Inc...............................       55,900          418,132
 *HMI Industries, Inc..................................       27,800           31,970
 HMN Financial, Inc....................................       70,000        1,051,400

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Hoenig Group, Inc....................................      104,700   $    1,114,531
 *Holiday RV Superstores, Inc..........................       70,700          263,711
 Holly Corp............................................      118,900        5,106,755
 *Hollywood Casino Corp. Class A.......................       32,800          282,080
 *Hollywood Entertainment Corp.........................      611,100        3,474,103
 *Hollywood Media Corp.................................       12,100           51,243
 *Hologic, Inc.........................................      314,500        1,740,757
 Home Federal Bancorp..................................       34,875          594,619
 *Home Products International, Inc.....................      125,550          272,443
 *#Homebase, Inc.......................................      839,650        2,754,052
 *Homegold Financial, Inc..............................       50,000           22,000
 *Homeland Holding Corp................................        6,900            1,621
 *Hoover's, Inc........................................        3,700           13,412
 Horizon Financial Corp................................      115,994        1,278,842
 *Horizon Health Corp..................................      122,400        1,083,240
 *Horizon Offshore, Inc................................      112,400        2,066,474
 *Horizon Organic Holding Corp.........................       92,400          600,138
 *Horizon Pharmacies, Inc..............................       38,200           24,830
 *Houston Exploration Co...............................      249,600        8,483,904
 *Hovnanian Enterprises, Inc. Class A..................      380,013        6,456,421
 *#Howell Corp.........................................      112,440        1,568,538
 *HPSC, Inc............................................       47,200          415,360
 *HS Resources, Inc....................................      224,900       14,701,713
 *Hub Group, Inc. Class A..............................      109,500        1,443,757
 *Hudson Hotels Corp...................................        4,766            3,837
 Hudson River Bancorp, Inc.............................      186,500        3,674,050
 *Hudson Technologies, Inc.............................       54,900          113,643
 *Huffy Corp...........................................      180,400        1,825,648
 Hughes Supply, Inc....................................      394,650        7,652,263
 *Hunt (J.B.) Transport Services, Inc..................      671,800       13,459,513
 Hunt Corp.............................................      157,850          869,753
 *Huntco, Inc. Class A.................................       92,600          104,175
 *Hurco Companies, Inc.................................       92,800          315,056
 *Hutchinson Technology, Inc...........................      547,800        8,038,965
 *Hycor Biomedical, Inc................................       61,600          449,988
 *Hypercom Corp........................................      260,000        1,021,800
 *Hyseq, Inc...........................................      150,300        1,906,555
 *#iBasis, Inc.........................................       77,800          305,365
 Iberiabank Corp.......................................      107,800        3,015,705
 *Ico, Inc.............................................      264,300          658,107
 *ICT Group, Inc.......................................       48,500          798,552
 *ICU Medical, Inc.....................................       52,500        1,940,662
 *IdeaMall, Inc........................................      132,400          224,418
 *IDT Corp.............................................      118,400        3,093,792
 *IEC Electronics Corp.................................      134,000          172,860
 *IFR Systems, Inc.....................................      148,500          333,382
 *iGate Capital Corp...................................      454,900          875,682
 *IHOP Corp............................................       69,900        1,782,450
 *II-VI, Inc...........................................      229,300        3,497,971
 Ikon Office Solutions, Inc............................    1,596,500       12,931,650
 *Il Fornaio (America) Corp............................        8,800           96,492
 *Imation Corp.........................................      179,600        3,920,668
 IMCO Recycling, Inc...................................      349,700        2,465,385
 *Immucor, Inc.........................................      168,900          418,872
 *Imperial Credit Industries, Inc......................      733,500          891,202
 *Imperial Sugar Co....................................      282,800           35,774
 *Impreso.com, Inc.....................................        6,500           11,927
 *IMR Global Corp......................................       47,500          390,212
 Independence Holding Co...............................       57,860          843,309
 Independent Bank East.................................       81,612        2,102,733
 Industrial Bancorp, Inc...............................       29,200          590,132
 *Industrial Distribution Group, Inc...................      178,900          384,635
                                                            SHARES             VALUE+
                                                            ------             ------

 *Industrial Holdings, Inc.............................        9,200   $       18,630
 *Infinium Software, Inc...............................       74,400           77,748
 *Infocrossing, Inc....................................       23,000          170,315
 *InFocus Corporation..................................       70,900        1,198,564
 *Infogrames, Inc......................................       11,280           77,155
 *Infonautics Corp. Class A............................       64,100           50,639
 *Information Resources, Inc...........................      537,000        4,910,865
 Ingles Market, Inc. Class A...........................      211,100        2,150,053
 *Innotrac Corp........................................      174,300        1,145,151
 *Innovative Clinical Solutions, Ltd...................        8,426            3,370
 *Innoveda, Inc........................................      302,600          936,547
 *Innovex, Inc.........................................      153,400          586,755
 *Inprimis, Inc........................................       98,500           30,042
 *Input/Output, Inc....................................      660,800        7,863,520
 *Insignia Financial Group, Inc........................      446,332        5,355,984
 *Insilco Holding Co...................................          432           10,800
 *Insituform East, Inc.................................       31,200           41,652
 *Inspire Insurance Solutions, Inc.....................      273,200          198,070
 Insteel Industries, Inc...............................      123,800          179,510
 *Insurance Auto Auctions, Inc.........................      177,700        2,408,723
 *Insurance Management Solutions, Inc..................       19,600           15,386
 *InsWeb Corp..........................................      100,000           89,500
 *INT Media Group, Inc.................................       74,200          224,084
 *Integra, Inc.........................................      104,800           74,932
 *IntegraMed America, Inc..............................       58,400          299,300
 *Integrated Electrical Services, Inc..................      499,000        4,486,010
 *Integrated Information Systems, Inc..................       52,400           51,614
 *Integrated Measurement System, Inc...................       83,800        1,576,278
 *Integrated Silicon Solution, Inc.....................      138,100        1,852,611
 *Integrated Telecom Express, Inc......................        8,200           20,869
 *Intelligent Systems Corp.............................       52,375          228,617
 *Intelligroup, Inc....................................       81,800           94,888
 *Inter Parfums, Inc...................................      154,800        1,909,458
 Interface, Inc. Class A...............................      752,000        4,624,800
 *Intergraph Corp......................................      693,200       10,384,136
 *Interlinq Software Corp..............................       74,100          150,052
 *Intermagnetics General Corp..........................      103,854        3,354,484
 Intermet Corp.........................................      410,200        1,952,552
 *Internap Network Services Corp.......................      879,800        2,423,849
 *International Aircraft Investors.....................       38,500          155,155
 International Aluminum Corp...........................       48,900        1,033,746
 *International FiberCom, Inc..........................      168,300          627,759
 International Multifoods Corp.........................      398,000        7,661,500
 *International Remote Imaging Systems, Inc............        6,200           11,160
 International Shipholding Corp........................       80,450          671,757
 *International Speciality Products, Inc...............      536,390        5,208,347
 *International Total Services, Inc....................       74,900           20,223
 *Internet Commerce Corp...............................       50,000          128,750
 *#Internet Pictures Corp..............................       20,000           13,600
 Interpool, Inc........................................      591,600        8,016,180
 *Interstate National Dealers Services, Inc............        3,900           20,163
 *Intervisual Books, Inc. Class A......................        9,900           15,741
 *Intevac, Inc.........................................        5,100           27,770
 *Intrusion.com, Inc...................................      119,600          365,378
 Investors Title Co....................................       18,200          268,086
 *Invision Technologies, Inc...........................      178,500          615,825
 *Invivo Corp..........................................       48,500          469,723
 *Ionics, Inc..........................................      193,900        5,254,690
 *Iridex Corp..........................................       74,300          309,460

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Isco, Inc............................................       91,100   $      783,460
 *I-Sector Corporation.................................       68,500           68,842
 *Isle of Capri Casinos, Inc...........................      272,500        2,211,338
 *Isolyser Co., Inc....................................      597,600          929,268
 *IT Group, Inc .......................................      410,379        2,556,661
 *ITC Learning Corp....................................       49,200            9,840
 *ITLA Capital Corp....................................      154,400        2,617,852
 *#Itron, Inc..........................................      265,300        2,999,217
 *ITXC Corp............................................      164,700          639,860
 *IVI Checkmate Corp...................................      188,305          603,518
 *J & J Snack Foods Corp...............................      170,100        3,968,433
 *J Net Enterprises, Inc...............................      111,400          490,160
 *J. Alexander's Corp..................................       89,900          215,760
 *J. Jill Group, Inc...................................      174,100        3,012,801
 Jacksonville Bancorp, Inc.............................       16,200          306,504
 *Jaclyn, Inc..........................................       26,900           72,630
 *Jaco Electronics, Inc................................      105,669          738,098
 *Jacobson Stores, Inc.................................       82,750          297,900
 *Jakks Pacific, Inc...................................       34,400          541,112
 *JDA Software Group, Inc..............................       55,500          843,878
 Jefferies Group, Inc..................................       54,100        1,652,755
 *JLM Industries, Inc..................................      128,200          291,655
 *Jo-Ann Stores, Inc. Class A..........................       35,700          157,080
 *Jo-Ann Stores, Inc. Class B..........................       35,700          101,031
 *Johnson Outdoors, Inc................................      127,000          948,055
 *Jos. A. Bank Clothiers, Inc..........................      122,150          748,780
 *JPM Co...............................................       97,200           20,898
 *JPS Industries, Inc..................................       28,000          149,100
 *Jupiter Media Metrix, Inc............................       85,800          129,129
 K Swiss, Inc. Class A.................................       74,900        1,809,210
 *K2, Inc..............................................      316,780        3,262,834
 *Kaiser Aluminum Corp.................................    1,549,565        6,430,695
 *Kaiser Ventures, Inc.................................      128,000        1,633,280
 Kaman Corp. Class A...................................      460,100        7,844,705
 *Kasper A.S.L., Ltd...................................       59,900            8,985
 Katy Industries, Inc..................................      139,300          738,290
 Kaye Group, Inc.......................................       40,000          555,000
 *KBK Capital Corp.....................................       68,900          254,930
 *KCS Energy, Inc......................................      183,900        1,552,116
 *#Kellstrom Industries, Inc...........................      197,500          327,850
 Kellwood Co...........................................      448,218       10,537,605
 *Kendle International, Inc............................      127,600        2,393,776
 Kennametal, Inc.......................................       91,500        3,214,395
 *Kennedy-Wilson, Inc..................................        5,100           18,768
 *Kent Electronics Corp................................      139,450        2,985,625
 *Kentucky Electric Steel, Inc.........................       32,600           44,010
 Kentucky First Bancorp, Inc...........................       11,600          136,474
 *Kevco, Inc...........................................      138,800            3,470
 Kewaunee Scientific Corp..............................       30,800          308,924
 *Key Energy Group, Inc................................      143,600        1,967,320
 *Key Production Co., Inc..............................      146,192        2,704,552
 *Key Technology, Inc..................................       55,800          323,082
 *Key Tronic Corp......................................      181,200          331,596
 *Keystone Automotive Industries, Inc..................      288,680        2,915,668
 *Keystone Consolidated Industries, Inc................      147,849          251,343
 *kforce.com, Inc......................................      642,578        4,186,396
 Kimball International, Inc. Class B...................      287,200        4,165,836
 *Kimmins Corp.........................................       16,000            9,120
 *Kinark Corp..........................................       73,400           95,420
 *Kit Manufacturing Co.................................       11,100           34,688
 *Kitty Hawk, Inc......................................       90,900           14,544
                                                            SHARES             VALUE+
                                                            ------             ------

 Klamath First Bancorp, Inc............................      145,600   $    2,090,816
 Knape & Vogt Manufacturing Co.........................       37,434          484,022
 *Koala Corp...........................................        4,200           16,926
 *#Komag, Inc..........................................    1,656,840        1,168,072
 *Koss Corp............................................       45,700        1,612,068
 *Kroll-O'Gara Co......................................      403,400        2,934,735
 *Krug International Corp..............................       65,400          137,340
 *K-Tron International, Inc............................        6,300           92,642
 *Kulicke & Soffa Industries, Inc......................      197,000        2,921,510
 *Kushner-Locke Co.....................................       68,900            8,096
 *KVH Industries, Inc..................................       51,800          393,421
 *LabOne, Inc..........................................      145,750        1,099,684
 *Laclede Steel Co.....................................       44,100                0
 *LaCrosse Footwear, Inc...............................       29,400           82,320
 *Ladish Co., Inc......................................      254,200        3,416,448
 *Lakeland Industries, Inc.............................        6,100           27,938
 *Lakes Gaming, Inc....................................      140,425        1,346,676
 *Lamson & Sessions Co.................................      157,300        1,648,504
 *Lancer Corp..........................................       94,400          599,440
 *Landair Corp.........................................       25,800          140,739
 Landamerica Financial Group, Inc......................      247,812        7,075,033
 Landrys Seafood Restaurants, Inc......................      476,835        7,152,525
 *Larscom, Inc.........................................       59,200          140,008
 *#LaserSight Corporation..............................       32,100           78,164
 *Launch Media, Inc....................................      112,000           87,360
 Lawrence Savings Bank.................................        3,500           41,388
 Lawson Products, Inc..................................      250,000        6,862,500
 *Layne Christensen Co.................................      194,500        1,619,213
 *Lazare Kaplan International, Inc.....................      132,300          747,495
 La-Z-Boy, Inc.........................................      102,949        1,935,441
 *LeadingSide, Inc.....................................       69,600              696
 *Leapnet, Inc.........................................      155,686           45,928
 *Learn2.com, Inc......................................       60,454           15,416
 *Lechters, Inc........................................      263,400           27,657
 Ledger Capital Corp...................................       36,000          372,600
 Lennox International, Inc.............................      252,900        2,314,035
 Lesco, Inc............................................       61,700          747,496
 *Let's Talk Cellular & Wireless, Inc..................          400               11
 *Level 8 Systems, Inc.................................        1,166            5,375
 Liberty Bancorp, Inc..................................        2,800           29,862
 Liberty Corp..........................................       70,200        2,650,050
 *Life Financial Corp..................................      134,200           91,256
 *Lifeline Systems, Inc................................       14,400          266,760
 *LifeMinders, Inc.....................................       82,800          113,436
 Lifetime Hoan Corp....................................      158,600        1,149,850
 Lillian Vernon Corp...................................      122,600          901,110
 *Liquid Audio, Inc....................................        4,200           10,773
 *Lithia Motors, Inc. Class A..........................        5,500          106,150
 *LMI Aerospace, Inc...................................       24,700          122,142
 LNR Property Corp.....................................      404,700       12,586,170
 *Lodgenet Entertainment Corp..........................       26,000          460,200
 *Lodgian, Inc.........................................      399,300          319,440
 *Loews Cineplex Entertainment Corp....................    1,023,300          143,262
 *Logic Devices, Inc...................................      105,500          152,448
 Lone Star Steakhouse Saloon...........................      517,300        6,711,968
 Longs Drug Stores Corp................................       29,200          700,800
 Longview Fibre Co.....................................      452,540        5,996,155
 *Louis Dreyfus Natural Gas Corp.......................      245,300        9,758,034
 LSI Industries, Inc...................................        5,830          154,320
 *#LTV Corp............................................    1,537,100           97,606
 *LTX Corp.............................................      167,200        4,055,436
 Luby's Cafeterias, Inc................................      463,400        3,948,168

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Lufkin Industries, Inc................................       95,200   $    2,854,572
 *Lydall, Inc..........................................      294,900        4,187,580
 *Lynch Corp...........................................        6,200          182,900
 *M.H. Meyerson & Co., Inc.............................       94,700          176,616
 *Mac-Gray Corp........................................      297,200        1,099,640
 *Mackie Designs, Inc..................................        1,000            5,585
 *Made2Manage Systems, Inc.............................       89,000          345,320
 *Magellan Health Services, Inc........................      489,800        5,916,784
 *Magna Entertainment Corp.............................       14,900           90,369
 *Magnetek, Inc........................................      393,000        4,853,550
 *Magnum Hunter Resources, Inc.........................       62,000          588,380
 *MAII Holdings, Inc...................................      108,700          292,403
 *Mail-Well, Inc.......................................      468,600        2,530,440
 *Main Street & Main, Inc..............................      128,400          498,834
 Main Street Bancorp, Inc..............................       39,100          391,000
 *Mallon Resources Corp................................       46,100          277,983
 *Manchester Technologies, Inc.........................      184,200          453,132
 *Manning (Greg) Auctions, Inc.........................          500            1,075
 Marcus Corp...........................................      302,000        4,318,600
 Marine Products Corp..................................       97,800          430,320
 *Marisa Christina, Inc................................       94,000          146,640
 Maritrans, Inc........................................      192,100        1,909,474
 *MarketWatch.com, Inc.................................        4,600           13,041
 *MarkWest Hydrocarbon, Inc............................      155,500        1,135,150
 *Marlton Technologies, Inc............................      103,700           49,258
 Marsh Supermarkets, Inc. Class A......................       42,900          628,914
 Marsh Supermarkets, Inc. Class B......................       56,900          715,233
 Massbank Corp.........................................       40,266        1,361,595
 *Matec Corp...........................................       10,350           48,128
 *Material Sciences Corp...............................      346,767        2,791,474
 *Matlack Systems, Inc.................................      144,592           39,763
 *Matria Healthcare, Inc...............................      136,425        2,152,104
 *Matrix Pharmaceutical, Inc...........................      222,900        2,359,397
 *Matrix Service Co....................................      154,300        1,121,761
 *Mattson Technology, Inc..............................      125,765        2,200,259
 *Maverick Tube Corp...................................       31,000          748,650
 *Max & Ermas Restaurants, Inc.........................       41,900          407,268
 *Maxco, Inc...........................................       38,500          245,438
 *Maxicare Health Plans, Inc...........................       44,800           56,000
 *Maxim Pharmaceuticals, Inc...........................       10,300           87,293
 *Maxtor Corp..........................................       32,432          196,862
 *Maxwell Shoe Company, Inc............................       78,900        1,274,235
 *Maxwell Technologies, Inc............................       10,900          228,682
 *Maxxam, Inc..........................................      100,700        2,094,560
 *Maynard Oil Co.......................................       53,500        1,104,240
 *Mayor's Jewelers, Inc................................      386,800        1,458,236
 *Mazel Stores, Inc....................................      182,100          582,720
 *MB Financial, Inc....................................       36,800          814,936
 *McClain Industries, Inc..............................          600            1,575
 McGrath Rent Corp.....................................      114,500        3,148,178
 *MCK Communications, Inc..............................      192,900          402,197
 *McNaughton Apparel Group, Inc........................      114,000        2,564,430
 McRae Industries, Inc. Class A........................        1,000            4,195
 MDC Holdings, Inc.....................................      472,876       14,909,780
 *Meadow Valley Corp...................................       44,064          122,498
 Meadowbrook Insurance Group, Inc......................      193,700          792,233
 *Mechanical Dynamics, Inc.............................        8,600           82,345
 Medford Bancorp, Inc..................................      103,600        1,956,486
 *Media 100, Inc.......................................       19,000           40,565
 *Media Arts Group, Inc................................       78,500          253,555
 Media General, Inc. Class A...........................        2,700          132,300
 *Medialink Worldwide, Inc.............................       53,600          188,940
                                                            SHARES             VALUE+
                                                            ------             ------

 *Medical Action Industries, Inc.......................       27,800   $      209,473
 *Medical Assurance, Inc...............................      443,924        6,880,822
 *Medical Resources, Inc...............................       62,918              409
 *Medicore, Inc........................................       58,600           75,887
 *Medstone International, Inc..........................       75,700          372,444
 *MEMC Electronic Materials, Inc.......................      318,800        2,199,720
 *Mercator Software, Inc...............................       23,000           53,360
 Merchants Group, Inc..................................       25,600          506,880
 *Mercury Air Group, Inc...............................       15,300          106,947
 Meridian Insurance Group, Inc.........................       56,870        1,706,953
 *Meridian Medical Technology, Inc.....................       18,000          266,490
 *Meridian Resource Corp...............................       67,300          491,290
 *Merisel, Inc.........................................        3,600            4,230
 *MeriStar Hotels & Resorts, Inc.......................      163,100          334,355
 *Merit Medical Systems, Inc...........................       25,600          194,816
 *Merix Corp...........................................       67,200        1,376,256
 *Merrimac Industries, Inc.............................       11,770          175,373
 *Mesa Air Group, Inc..................................      449,000        5,226,360
 *Mesa Labs, Inc.......................................       17,000           86,700
 *Mestek, Inc..........................................       13,500          353,700
 *Meta Group, Inc......................................       11,400           28,557
 Metals USA, Inc.......................................      654,140        1,445,649
 *Metatec Corp. Class A................................      126,000          132,300
 *Metrocall, Inc.......................................      420,710           36,602
 *Metromedia International Group, Inc..................    1,091,500        3,110,775
 MFB Corp..............................................       19,200          372,000
 *MFRI, Inc............................................       63,600          170,130
 MI Schottenstein Homes, Inc...........................      187,600        7,353,920
 *Michael Anthony Jewelers, Inc........................       98,500          172,375
 *Michaels Stores, Inc.................................       56,200        2,090,359
 *Micro Component Technology, Inc......................        7,800           26,442
 *Micro Linear Corp....................................      189,700          456,229
 *Microcide Pharmaceuticals, Inc.......................       66,100          277,951
 MicroFinancial, Inc...................................       30,000          486,000
 *Micron Electronics, Inc..............................       50,700           88,725
 *Micros to Mainframes, Inc............................        6,200            7,533
 *Microtest, Inc.......................................       97,300          361,470
 Mid America Banccorp..................................       91,388        2,193,312
 *Mid Atlantic Medical Services, Inc...................      242,500        4,006,100
 Middleby Corp.........................................      170,000        1,028,500
 Middlesex Water Co....................................        7,500          268,238
 Midland Co............................................       21,400          761,840
 *Midway Airlines Corp.................................      129,000          444,405
 Midwest Grain Products, Inc...........................      124,300        1,134,859
 *Mikohn Gaming Corp...................................      131,900          813,823
 Milacron, Inc.........................................      194,900        3,254,830
 Millennium Chemicals, Inc.............................      366,650        5,866,400
 *Miller Industries, Inc...............................      692,550          609,444
 *Millerbuilding Systems Escrow Shares.................       46,200           13,860
 *Miltope Group, Inc...................................       53,600           90,048
 *MIM Corp.............................................       69,800          370,289
 Mine Safety Appliances Co.............................      118,800        3,474,900
 Minntech Corp.........................................      121,400        1,186,685
 Minuteman International, Inc..........................        9,000           87,570
 *Mission Resources Corp...............................      148,500        1,196,910
 Mississippi Chemical Corp.............................      494,900        1,692,558
 *Mitcham Industries, Inc..............................      144,500        1,005,720
 *Modis Professional Services, Inc.....................    1,223,900        6,988,469
 *Modtech Holdings, Inc................................        4,300           46,333
 *Monarch Casino and Resort, Inc.......................        5,200           27,300
 *Monarch Dental Corp..................................      138,400           53,976
 *Monro Muffler Brake, Inc.............................      101,130        1,337,444

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Monterey Bay Bancorp, Inc............................       44,500   $      488,388
 Mony Group, Inc.......................................       14,512          533,316
 *Moog, Inc. Class A...................................       99,850        3,644,525
 *Moog, Inc. Class B...................................       12,800          537,600
 *Moore Handley, Inc...................................        2,000            2,070
 *Moore Medical Corp...................................       43,300          357,225
 *Mother's Work, Inc...................................       67,000          529,300
 *Motient Corp.........................................       47,900           50,774
 *Motor Car Parts & Accessories, Inc...................       71,200           94,340
 *Motor Club of America................................        5,600           40,600
 Movado Group, Inc.....................................      178,150        3,171,961
 *Movie Gallery, Inc...................................      254,900        3,683,305
 *#Mpower Communications Corp..........................       75,000          133,500
 *MRV Communications, Inc..............................       39,400          382,377
 *MS Carriers, Inc.....................................      221,600        6,546,064
 *MTI Technology Corp..................................        6,000           11,850
 MTS Systems Corp......................................      370,010        4,475,271
 Mueller (Paul) Co.....................................        6,100          186,813
 *Multi Color Corp.....................................        6,000           69,300
 Myers Industries, Inc.................................       16,165          243,283
 *N & F Worldwide Corp.................................      284,100        1,065,375
 *NABI, Inc............................................      530,900        3,318,125
 Nacco Industries, Inc. Class A........................      115,600        8,450,360
 *Napco Security Systems, Inc..........................       52,300          252,086
 Nash Finch Co.........................................      242,700        5,600,303
 *Nashua Corp..........................................      118,000          790,600
 *Nastech Pharmaceutical Co., Inc......................       95,600          740,900
 *Nathans Famous, Inc..................................      112,300          370,590
 National City Bancorp.................................      115,314        3,374,664
 *National Equipment Services, Inc.....................      273,100          719,619
 *National Home Centers, Inc...........................       70,500           72,263
 *National Home Health Care Corp.......................       61,121          386,896
 National Presto Industries, Inc.......................      141,050        3,878,875
 *National Processing, Inc.............................       48,700        1,190,715
 *National Research Corp...............................       78,000          322,140
 *National RV Holdings, Inc............................      117,750        1,259,925
 National Steel Corp. Class B..........................      436,700          720,555
 National Technical Systems, Inc.......................      128,684          270,236
 *National Techteam, Inc...............................      275,300          801,123
 *National Western Life Insurance Co. Class A..........       24,300        2,282,378
 *NationsRent, Inc.....................................      107,600           61,332
 *Natrol, Inc..........................................      122,500          251,738
 *Natural Alternatives International, Inc..............       82,100          217,565
 *Natural Wonders, Inc.................................       89,100           64,041
 *Navidec, Inc.........................................      103,700          255,621
 *Navigators Group, Inc................................       13,500          230,850
 NBT Bancorp...........................................      101,347        1,563,784
 NCH Corp..............................................       97,600        5,273,328
 *NCI Building Systems, Inc............................      204,300        2,768,265
 *Nco Escrow...........................................       15,500                0
 *#NCO Portfolio Management, Inc.......................        2,151           14,089
 *#NCS Healthcare, Inc.................................      230,200           55,248
 *Neff Corp. Class A...................................       11,000           11,990
 Nelson (Thomas), Inc..................................      202,600        1,428,330
 *NeoMagic Corp........................................       10,600           35,510
 *Netmanage, Inc.......................................      690,413          466,029
 *Netro Corp...........................................       71,200          321,468
 *Network Equipment Technologies, Inc..................      391,100        1,486,180
 *Network Peripherals, Inc.............................       11,900          152,677
 *Netzee, Inc..........................................       11,937           51,926
                                                            SHARES             VALUE+
                                                            ------             ------

 *Neurocrine Biosciences, Inc..........................       26,900   $      979,295
 *New American Healthcare Corp.........................       23,600              177
 *New Brunswick Scientific Co., Inc....................       85,284          370,985
 *#New Century Financial Corp..........................      270,100        2,614,568
 *New Day Runner, Inc..................................        3,740            1,029
 *New Horizons Worldwide, Inc..........................       63,775        1,171,866
 New York Community Bancorp Inc........................       80,520        2,659,978
 *Newcor, Inc..........................................       64,712           87,361
 Newmark Homes Corp....................................        2,000           28,980
 Newmil Bancorp, Inc...................................       43,500          496,118
 *Nexell Therapeutics, Inc.............................          425              873
 *NEXIQ Technologies, Inc..............................      117,600          261,660
 *Nexthealth, Inc......................................       83,600          431,794
 *Niagara Corp.........................................      132,200          264,400
 Nitches, Inc..........................................        3,679           24,760
 *NMS Communications Corp..............................       99,300          714,464
 *NMT Medical, Inc.....................................      123,900          272,580
 *Nobel Learning Communities, Inc......................       72,900          634,959
 *Noel Group Inc.......................................       95,400            2,385
 Noland Co.............................................        2,000           42,750
 *Norstan, Inc.........................................      246,500          623,645
 *Nortek, Inc..........................................      151,700        4,399,300
 North Central Bancshares, Inc.........................       41,300          856,769
 Northeast Bancorp.....................................       22,500          258,750
 *Northland Cranberries, Inc. Class A..................      201,600          243,936
 Northrim Bank.........................................       26,696          358,260
 *Northwest Pipe Co....................................       98,200        1,458,761
 *#Novamed Eyecare, Inc................................       44,100          119,511
 *Novametrix Medical Systems, Inc......................       20,200          103,020
 *NPS Pharmaceuticals, Inc.............................       76,000        2,413,760
 *NS Group, Inc........................................      325,400        5,037,192
 *Nu Horizons Electronics Corp.........................      144,240        1,585,919
 *#NuCo2, Inc..........................................       30,800          413,952
 *Nuevo Energy Co......................................      241,500        4,854,150
 NUI Corp..............................................        3,240           69,725
 *Numerex Corp. Class A................................       77,800          544,600
 *Nutraceutical International Corp.....................      138,000          416,760
 *#Nx Networks, Inc....................................      157,700          149,815
 Nymagic, Inc..........................................      132,700        2,955,229
 *NZ Corp..............................................       87,400          453,606
 *O.I. Corp............................................       51,800          174,825
 *Oak Technology, Inc..................................      174,100        1,802,806
 *Oakwood Homes Corp...................................    1,072,500        2,252,250
 *Oceaneering International, Inc.......................      121,800        2,862,300
 OceanFirst Financial Corp.............................      164,000        3,914,680
 *O'Charleys, Inc......................................      127,000        2,216,785
 *Ocwen Financial Corp.................................      539,800        5,020,140
 *Officemax, Inc.......................................    1,452,000        5,154,600
 *Offshore Logistics, Inc..............................      385,000        8,117,725
 Oglebay Norton Co.....................................       52,200        1,560,258
 *Ohio Art Co..........................................        3,600           41,400
 Ohio Casualty Corp....................................    1,335,200       11,622,916
 Oil-Dri Corp. of America..............................       50,800          414,020
 *Old Dominion Freight Lines, Inc......................      134,300        1,460,513
 *Olympic Steel, Inc...................................      220,200          884,103
 *Omega Protein Corp...................................      493,200        1,011,060
 *Omega Worldwide, Inc.................................       82,100          216,334
 Omnova Solutions, Inc.................................       20,700          112,815
 *Omtool, Ltd..........................................      279,400          264,033
 *On Command Corp......................................       54,900          331,871
 *One Price Clothing Stores, Inc.......................      163,400          142,158
 *Ontrack Data International, Inc......................       23,400          138,879

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Onyx Acceptance Corp.................................      113,100   $      540,053
 *Opinion Research Corp................................       43,900          313,885
 *Opta Food Ingredients, Inc...........................      206,100          314,303
 *Opti, Inc............................................      168,800          610,212
 *OpticNet, Inc........................................       28,750                0
 *Optika Imaging Systems, Inc..........................       86,000          117,390
 *Option Care, Inc.....................................          500            8,285
 *Orbital Sciences Corp................................       99,600          396,408
 Oregon Steel Mills, Inc...............................      516,761        3,725,847
 *Oriole Homes Corp. Class A Convertible...............       20,800           55,120
 *Oriole Homes Corp. Class B...........................       30,900           63,345
 *Orleans Homebuilders, Inc............................       20,100           63,315
 *Oroamerica, Inc......................................      119,400        1,607,721
 *OrthAlliance, Inc....................................        5,100           15,861
 *Orthologic Corp......................................      376,600        1,158,045
 Oshkosh Truck Corp. Class B...........................       31,700        1,182,886
 *Oshman's Sporting Goods, Inc.........................       71,000        1,203,450
 *OSI Systems, Inc.....................................      148,700          598,518
 *Osmonics, Inc........................................      164,000        1,843,360
 *Osteotech, Inc.......................................       44,600          209,620
 *Ostex International, Inc.............................       97,400          160,223
 *OTR Express, Inc.....................................       15,000                0
 *Outlook Group Corp...................................       61,800          316,725
 *Outsource International, Inc.........................       83,400           22,101
 *Overland Data........................................          500            2,848
 Overseas Shipholding Group, Inc.......................      671,400       23,492,286
 *Owens-Illinois, Inc..................................      741,600        5,235,696
 Owosso Corp...........................................      108,600          123,804
 Oxford Industries, Inc................................      112,800        2,442,120
 *OYO Geospace Corp....................................        7,000          169,995
 *Pacificare Health Systems, Inc.......................      178,164        3,153,503
 *Packaged Ice, Inc....................................       55,000          107,250
 *Pagasus Systems, Inc.................................       21,100          243,811
 *PAM Transportation Services, Inc.....................       45,400          433,570
 Pamrapo Bancorp, Inc..................................       32,300          783,275
 *Pancho's Mexican Buffet, Inc.........................       14,600           61,685
 *Panera Bread Co......................................      178,800        6,564,642
 *Par Technology Corp..................................      164,700          527,040
 Park Electrochemical Corp.............................      197,950        4,289,577
 *Parker Drilling Co...................................    1,225,900        7,821,242
 *Park-Ohio Holdings Corp..............................      185,735          913,816
 Parkvale Financial Corp...............................       52,025        1,247,299
 *Parlex Corp..........................................       67,500          838,688
 *Parlux Fragrances, Inc...............................      230,900          551,851
 Patina Oil & Gas Corp.................................      203,126        6,134,405
 Patrick Industries, Inc...............................       99,650          871,938
 *Patterson-UTI Energy, Inc............................       29,200          859,648
 *Paul Harris Stores, Inc..............................      133,000            1,663
 *Paula Financial, Inc.................................       93,900          175,593
 *Paul-Son Gaming Corp.................................       35,400           92,925
 *Paxar Corp...........................................       98,600        1,183,200
 *Paxson Communications Corp...........................      462,700        5,737,480
 *Payless Cashways, Inc................................        4,184            4,100
 *PCD, Inc.............................................       58,300          287,128
 *PC-Tel, Inc..........................................      233,400        2,332,833
 *Pediatric Services of America, Inc...................       83,900          408,593
 *Pediatrix Medical Group, Inc.........................      252,000        6,882,120
 Peerless Manufacturing Co.............................       16,000          451,920
 *Peerless Systems Corp................................      120,900          196,463
 Penford Corp..........................................       81,000        1,029,105
 *#Penn Traffic Company................................        1,160            6,757
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Penn Treaty American Corp...........................      116,200   $      488,040
 Penn Virginia Corp....................................      163,900        6,051,188
 Penn-America Group, Inc...............................      165,450        1,663,600
 Pennfed Financial Services, Inc.......................      128,900        2,902,184
 *Pentacon, Inc........................................      129,000          116,100
 *Penwest Pharmaceuticals Company......................          200            3,133
 Peoples Bancshares, Inc. Massachusetts................       32,400          464,940
 Pep Boys - Manny, Moe & Jack..........................    1,211,900       10,664,720
 *Perceptron, Inc......................................      159,500          234,465
 *Perini Corp..........................................       71,100          615,015
 *Perrigo Co...........................................      737,600       10,278,456
 *Perry Ellis International, Inc.......................       93,100          777,385
 *Per-Se Technologies, Inc.............................      364,566        2,161,876
 *Personnel Group of America, Inc......................      446,000          784,960
 *Petrocorp, Inc.......................................      102,600        1,076,274
 *Petroleum Development Corp...........................      232,300        1,865,369
 *PetSmart, Inc........................................      107,300          574,592
 PFF Bancorp, Inc......................................      108,400        2,357,158
 *Pharmchem Laboratories, Inc..........................       64,900          231,044
 *Phar-Mor, Inc........................................      243,300          189,774
 *Philadelphia Consolidated Holding Corp...............        8,300          262,654
 Phillips-Van Heusen Corp..............................      592,800        9,188,400
 *Photo Control Corp...................................        4,200           12,663
 *PhotoWorks, Inc......................................      208,100          166,480
 *Piccadilly Cafeterias, Inc...........................      187,700          322,844
 *Pico Holdings, Inc...................................      133,820        1,767,093
 *Picturetel Corp......................................      727,000        3,896,720
 Pier 1 Imports, Inc...................................      114,200        1,341,850
 *Pierre Foods, Inc....................................      133,100          177,023
 Pilgrim Pride Corp....................................      462,700        5,552,400
 Pilgrim's Pride Corp..................................      165,600        1,333,080
 *#Pillowtex Corp......................................      228,100           25,091
 Pinnacle Bancshares, Inc..............................       10,400           81,952
 *Pinnacle Entertainment, Inc..........................      269,200        2,479,332
 *Pinnacle Global Group, Inc...........................       22,800          137,940
 *Pinnacle Systems, Inc................................       85,620          607,902
 Pioneer Standard Electronics, Inc.....................      461,100        5,212,736
 Pitt-Des Moines, Inc..................................      123,200        4,250,400
 Pittston Brink's Group................................      277,322        6,517,067
 *Planar Systems, Inc..................................      141,000        3,150,645
 *PlanVista Corp.......................................      302,298        2,478,844
 *Play By Play Toys and Novelties, Inc.................       94,600           14,427
 PMR Corp..............................................      110,400          168,360
 Pocahontas Bancorp, Inc...............................       75,500          557,945
 *Point West Capital Corp..............................       14,300            4,505
 Polaroid Corp.........................................      307,500        1,469,850
 *Polymedica Industries, Inc...........................          740           23,610
 Polymer Group, Inc....................................      591,900        1,775,700
 Polyone Corp..........................................      250,400        2,268,624
 *Pomeroy Computer Resource, Inc.......................       23,000          350,750
 Pope & Talbot, Inc....................................      240,800        3,419,360
 Potlatch Corp.........................................      173,000        5,947,740
 *Powell Industries, Inc...............................       52,300        1,575,276
 *Powercerv Corp.......................................      186,000           28,830
 *PPT Vision, Inc......................................       89,000          192,685
 *Premier Financial Bancorp............................        1,100            8,206
 Presidential Life Corp................................      428,300        7,544,505
 *Previo, Inc..........................................       28,100          108,888
 *Price Communications Corp............................      383,787        7,092,384
 *Pricesmart, Inc......................................       36,850        1,579,944

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Pride International, Inc............................      188,600   $    5,022,418
 *Prime Hospitality Corp...............................      839,800        9,657,700
 *Prime Medical Services, Inc..........................      181,700          966,644
 Primesource Corp......................................       95,954          390,053
 *Printronix, Inc......................................       87,100          513,890
 *Printware, Inc.......................................        4,800           10,848
 *Procurenet, Inc......................................       22,400                0
 *Professionals Group, Inc.............................       86,434        2,344,090
 *Profit Recovery Group International, Inc.............      111,000        1,108,335
 *Programmers Paradise, Inc............................       86,900          293,288
 Progress Financial Corp...............................       31,602          248,866
 Promistar Financial Corp..............................       39,925          689,106
 *Protection One, Inc..................................    1,169,100        1,578,285
 *Provant, Inc.........................................      289,300          724,697
 *#Provell, Inc........................................       67,200          269,808
 Providence & Worcester Railroad Co....................       19,300          193,000
 *Provident Financial Holdings, Inc....................       22,200          500,610
 *PSC, Inc.............................................        9,300           10,416
 *PSS World Medical, Inc...............................      550,900        2,828,872
 *PTEK Holdings, Inc...................................      702,300        1,783,842
 Pulaski Financial Corp................................       22,400          290,640
 *Pure Resources, Inc..................................       17,321          424,538
 *Pure World, Inc......................................      104,400          122,148
 Pyramid Breweries, Inc................................      101,900          272,583
 *Qad, Inc.............................................        5,500           18,398
 *QEP Co., Inc.........................................       29,000          103,675
 *QRS Corp.............................................       13,900          158,530
 *Quad Systems Corp....................................       72,100              216
 Quaker Chemical Corp..................................       71,600        1,448,468
 *Quaker City Bancorp, Inc.............................       63,562        1,866,498
 *Quaker Fabric Corp...................................      276,100        3,059,188
 *Quality Dining, Inc..................................      226,200          480,675
 *Quality Systems, Inc.................................       80,500        1,143,503
 Quanex Corp...........................................      298,202        6,664,815
 *Questron Technology, Inc.............................          800            3,000
 *Quigley Corp.........................................       22,100           30,167
 *Quipp, Inc...........................................        1,300           22,022
 Quixote Corp..........................................       38,300          964,969
 *R & B, Inc...........................................      129,000          441,825
 *Racing Champions Corp................................       83,100          272,153
 *Radiance Medical Systems, Inc........................      103,000          553,110
 *Rag Shops, Inc.......................................       55,755          149,145
 *Railamerica, Inc.....................................      281,965        3,702,200
 *RailWorks Corp.......................................      119,700          533,862
 *Ramsay Youth Services, Inc...........................       31,066           80,616
 *Range Resources Corp.................................      593,891        3,563,346
 *Rare Hospitality International, Inc..................      146,300        3,403,670
 Raven Industries, Inc.................................       17,400          434,913
 *Ravisent Technologies, Inc...........................       79,800          159,999
 *Rawlings Sporting Goods, Inc.........................       11,300           58,534
 *Raytech Corp.........................................       30,300           93,930
 *Raytel Medical Corp..................................       53,333          108,267
 *RCM Technologies, Inc................................      238,900        1,140,748
 *RDO Equipment Co. Class A............................       97,500          319,800
 *Reading Entertainment, Inc...........................       75,736          143,520
 *Read-Rite Corp.......................................      307,500        1,548,263
 *Recoton Corp.........................................      204,932        3,763,576
 *Redhook Ale Brewery, Inc.............................      131,700          271,961
 Redwood Empire Bancorp................................       28,200          881,109
 *Reebok International, Ltd............................      335,300        9,670,052
 *Refac................................................       56,785          128,050
                                                            SHARES             VALUE+
                                                            ------             ------

 Regal Beloit Corp.....................................      166,500   $    3,363,300
 *Regeneron Pharmaceuticals, Inc.......................      308,700        9,852,161
 *Rehabilicare, Inc....................................       17,300           57,782
 *Reliability, Inc.....................................      105,600          382,800
 *Relm Wireless Corp...................................       59,254           55,106
 *Remec, Inc...........................................       96,800          794,728
 *Remington Oil & Gas Corp.............................        9,100          150,150
 *Renaissance Worldwide, Inc...........................      684,500          290,913
 *Rentrak Corp.........................................       63,000          218,610
 *Rent-Way, Inc........................................      380,700        2,702,970
 *#Reptron Electronics, Inc............................       94,400          556,488
 *Republic Bankshares, Inc.............................      120,100        1,972,643
 *Republic First Bancorp, Inc..........................       53,230          300,750
 *Res-Care, Inc........................................        4,200           20,790
 *ResortQuest International, Inc.......................      288,000        3,525,120
 Resource America, Inc.................................      420,600        5,753,808
 Resource Bancshares Mortgage Group, Inc...............      352,735        2,532,637
 *Rex Stores Corp......................................       89,800        2,020,500
 *Rexhall Industries, Inc..............................       14,099           71,552
 *RF Monolithics, Inc..................................       13,400           63,583
 Richardson Electronics, Ltd...........................      105,200        1,314,474
 *Riddell Sports, Inc..................................      125,700          182,265
 Riggs National Corp...................................      518,900        8,279,050
 *Right Management Consultants, Inc....................      131,400        2,529,450
 *Rightchoice Managed Care, Inc........................       44,700        1,743,300
 *Riverside Group, Inc.................................        3,200            2,360
 Riverview Bancorp, Inc................................       62,400          620,880
 *Riviera Holdings Corporation.........................        5,500           36,025
 *Riviera Tool Co......................................       16,500           27,720
 RLI Corp..............................................      150,230        6,201,494
 *RMH Teleservices, Inc................................       72,700          610,680
 *Roadhouse Grill, Inc.................................      152,700          255,009
 Roadway Express, Inc..................................       25,900          679,746
 Roanoke Electric Steel Corp...........................      159,600        2,476,992
 Robbins & Myers, Inc..................................        3,700           91,945
 *Robotic Vision Systems, Inc..........................      198,300          308,357
 *Rochester Medical Corp...............................       29,000          178,350
 *Rock of Ages Co......................................       90,900          534,038
 Rock-Tenn Co. Class A.................................      415,750        4,531,675
 *Rocky Shoes & Boots, Inc.............................       75,400          351,741
 *Rofin-Sinar Technologies, Inc........................       33,800          398,502
 *Rogue Wave Software, Inc.............................      117,000          499,590
 *Rottlund, Inc........................................       40,600          200,970
 Rouge Industries, Inc. Class A........................      271,100          566,599
 Rowe Furniture Corp...................................        6,800           26,384
 *Royal Precision, Inc.................................       14,150           29,786
 RPC, Inc..............................................      163,000        2,347,200
 *RTI International Metals, Inc........................      357,850        5,160,197
 *RTW, Inc.............................................      169,700          255,399
 *Rural/Metro Corp.....................................      134,500          133,828
 *Rush Enterprises, Inc................................      110,600          559,083
 Russ Berrie & Co., Inc................................      196,300        5,251,025
 Russell Corp..........................................      277,100        4,973,945
 *Ryans Family Steak Houses, Inc.......................      672,800        8,325,900
 Ryder System, Inc.....................................      117,400        2,575,756
 Ryerson Tull, Inc.....................................      407,939        5,344,001
 Ryland Group, Inc.....................................      297,100       13,458,630
 *S&K Famous Brands, Inc...............................      106,100          893,362
 *S1 Corporation.......................................       20,700          232,772
 *Safeguard Scientifics, Inc...........................      109,800          668,682
 *Safety Components International, Inc.................        1,155            5,833

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *SAGA Systems, Inc. Escrow Shares.....................      113,000   $            0
 *Sage, Inc............................................      105,300        1,187,258
 *Salient 3 Communications, Inc. Class A...............       72,900          158,558
 *#Salton/Maxim Housewares, Inc........................       19,300          384,070
 *Sames Corp...........................................       30,918            9,275
 *San Filippo (John B.) & Son, Inc.....................       75,700          387,963
 Sanderson Farms, Inc..................................      227,400        3,063,078
 *Sands Regent Casino Hotel............................       15,492           41,054
 *Saucony, Inc. Class A................................       28,000          171,920
 *Saucony, Inc. Class B................................       51,100          311,455
 *SBS Technologies, Inc................................        1,800           32,904
 *ScanSoft, Inc........................................       43,577           54,471
 *Scheid Vineyards, Inc................................       36,100          119,130
 *Schein (Henry), Inc..................................       22,300          843,275
 *Scherer Healthcare, Inc..............................          900            3,038
 *Schieb (Earl), Inc...................................       75,600          177,660
 *Schlotzskys, Inc.....................................      169,400          874,104
 Schnitzer Steel Industries, Inc. Class A..............       88,000        1,236,400
 *Schuff Steel Company.................................      112,000          688,800
 *Schuler Homes, Inc...................................      365,100        5,175,293
 Schulman (A.), Inc....................................      438,700        5,586,845
 Schultz Sav-O Stores, Inc.............................       15,300          216,189
 Schweitzer-Maudoit International, Inc.................      262,900        5,494,610
 Scope Industries, Inc.................................        8,100          333,315
 SCPIE Holdings, Inc...................................      147,900        2,810,100
 Seaboard Corp.........................................       28,440        5,488,920
 Seacoast Financial Services Corp......................      127,846        1,891,482
 *Seacor Smit, Inc.....................................      247,350       11,798,595
 *Secom General Corp...................................       11,500           26,594
 *SED International Holdings, Inc......................      129,700          146,561
 *SEEC, Inc............................................       92,100          258,341
 *Segue Software, Inc..................................       68,900          208,423
 *Seitel, Inc..........................................      337,700        5,909,750
 Selas Corp. of America................................       76,500          269,280
 *#Select Comfort Corp.................................       22,100           15,470
 Selective Insurance Group, Inc........................      441,300       11,034,707
 *Seminis, Inc. Class A................................        2,000            3,030
 *Semitool, Inc........................................      108,100        1,252,879
 *SEMX Corp............................................      104,700          468,533
 *Seneca Foods Corp. Class B...........................       10,500          141,225
 Sensormatic Electronics Corp..........................      467,900        7,369,425
 *Sequa Corp. Class A..................................      100,100        5,009,004
 *Sequa Corp. Class B..................................       31,400        1,915,400
 *SeraCare, Inc........................................        6,700           43,550
 *Service Corp. International..........................    2,299,600       16,235,176
 *Servotronics, Inc....................................          400            1,400
 *Sharper Image Corp...................................        6,500           75,563
 *#Sheldahl, Inc.......................................      251,750          440,563
 *Shells Seafood Restaurants, Inc......................       42,100           33,891
 *Shiloh Industries, Inc...............................      159,000          842,700
 *Shoe Carnival, Inc...................................      227,300        2,701,461
 *Shoe Pavilion, Inc...................................        9,500           11,305
 *Sholodge, Inc........................................       76,800          410,880
 *Shopko Stores, Inc...................................      616,600        4,624,500
 *Sierra Health Services, Inc..........................      497,200        3,008,060
 Sifco Industries, Inc.................................       76,615          413,721
 *Sight Resource Corp..................................       96,800           34,848
 *Sigmatron International, Inc.........................       16,800           22,428
 *Signal Technology Corp...............................       64,900          649,000
 *Signature Eyewear, Inc...............................       17,000            7,650
                                                            SHARES             VALUE+
                                                            ------             ------

 *Silicon Graphics, Inc................................    1,722,000   $    3,633,420
 *Silver Stream Software, Inc..........................       82,700          547,061
 *Silverleaf Resorts, Inc..............................      243,300          141,114
 Simmons First National Corp. Class A..................       42,200        1,449,359
 *Simon Transportation Services, Inc...................       91,300          449,653
 *Simon Worldwide, Inc.................................      357,000          944,265
 *Simula, Inc..........................................       78,650          243,815
 *Sinclair Broadcast Group, Inc. Class A...............      328,700        2,946,796
 *Sipex Corp...........................................      108,100        1,179,371
 *Sitel Corp...........................................      467,400        1,060,998
 *Sizzler International, Inc...........................      263,100          355,185
 Skyline Corp..........................................      119,000        2,891,700
 Skywest, Inc..........................................       68,900        1,956,416
 SLI, Inc..............................................      477,400        3,389,540
 *Smart & Final Food, Inc..............................      262,800        2,890,800
 *SmartDisk Corp.......................................      103,400          272,976
 *SMC Corp.............................................       74,100          270,465
 Smith (A.O.) Corp.....................................      318,200        5,361,670
 Smith (A.O.) Corp. Convertible Class A................       76,550        1,324,315
 *Smithway Motor Express Corp. Class A.................       73,800          182,655
 *#Software Spectrum, Inc..............................       63,000          764,505
 *Sola International, Inc..............................      479,600        6,786,340
 *Sonic Automotive, Inc................................      318,500        4,236,050
 *SONICblue, Inc.......................................      610,268        2,218,324
 *SOS Staffing Services, Inc...........................      233,200          332,310
 *Sound Advice, Inc....................................       25,100          344,121
 *#Source Information Management, Inc..................        7,700           48,741
 South Financial Group, Inc............................      302,751        4,898,511
 South Jersey Industries, Inc..........................      190,277        5,784,421
 *Southern Energy Homes, Inc...........................      168,100          427,815
 *Southwall Technologies, Inc..........................       87,400          232,921
 *Southwestern Energy Co...............................      475,200        7,294,320
 *Spacehab, Inc........................................      128,700          305,019
 *Spacelabs Medical, Inc...............................      182,900        1,970,748
 Span-American Medical System, Inc.....................       25,900          119,270
 *Spanish Broadcasting System, Inc.....................      525,700        3,393,394
 *SPAR Group, Inc......................................        6,000            7,140
 Spartan Motors, Inc...................................      285,200          978,236
 *Sparton Corp.........................................      110,200          716,300
 *Special Metals Corp..................................       52,300          166,053
 *Spectrasite Holdings, Inc............................      565,400        4,141,555
 *Spectrian Corp.......................................       71,500        1,194,765
 *Spectrum Control, Inc................................       87,200          771,720
 *SpeedFam-IPEC, Inc...................................      529,347        2,411,176
 *Speizman Industries, Inc.............................       40,400           53,328
 *Spherion Corporation.................................      576,100        4,176,725
 *Sphinx International, Inc............................      106,750          128,100
 Spiegel, Inc. Class A Non-Voting......................       21,600          164,484
 *Sport Chalet, Inc....................................       45,900          399,330
 *Sport Supply Group, Inc..............................      105,400          151,776
 *Sport-Haley, Inc.....................................       60,800          197,904
 *Sports Authority, Inc................................      610,400        1,812,888
 *Sports Club Co., Inc.................................      116,000          368,300
 *SportsLine USA, Inc..................................      124,300          344,933
 *Sportsman's Guide, Inc...............................       90,700          186,842
 Springs Industries, Inc. Class A......................      153,300        6,929,160
 *SPS Technologies, Inc................................        2,700          135,810
 *SRF/Surgical Express, Inc............................       36,000        1,015,200
 *SS&C Technologies, Inc...............................       62,100          306,153

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *SSE Telecom, Inc.....................................       81,400   $        6,512
 St. Francis Capital Corp..............................      107,400        2,334,339
 St. Mary Land & Exploration Co........................       23,400          519,597
 *Staar Surgical Co....................................      295,500        1,013,565
 Staff Leasing, Inc....................................       72,700          269,354
 *Stage II Apparel Corp................................       31,600           12,640
 *#Stage Stores, Inc...................................       32,200              467
 Standard Commercial Corp..............................      243,080        4,351,132
 *Standard Management Corp.............................      134,600          750,395
 *Standard Microsystems Corp...........................      216,600        2,615,445
 Standard Motor Products, Inc. Class A.................      202,650        2,735,775
 Standard Pacific Corp.................................      659,300       12,164,085
 Standard Register Co..................................      287,600        4,745,400
 *Stanley Furniture, Inc...............................      118,400        3,959,888
 *Star Buffet, Inc.....................................        7,200           22,392
 *Star Multi Care Service, Inc.........................        6,344            9,135
 *STAR Telecommunications, Inc.........................      312,100            6,554
 *Starcraft Corp.......................................       25,000           40,625
 *StarMedia Network, Inc...............................       12,000           32,940
 Starrett (L.S.) Co. Class A...........................       58,400        1,293,560
 State Auto Financial Corp.............................      121,000        1,842,830
 State Financial Services Corp. Class A................      110,100        1,366,892
 Staten Island Bancorp, Inc............................       82,800        2,206,620
 *Steel Dynamics, Inc..................................        6,600           91,344
 Steel Technologies, Inc...............................      214,600        1,421,725
 *SteelCloud Co........................................        6,100            2,867
 *Steinway Musical Instruments, Inc....................       13,200          265,848
 Stepan Co.............................................      128,900        3,080,710
 Stephan Co............................................       51,500          154,500
 Sterling Bancorp......................................       73,782        2,182,472
 *Sterling Financial Corp..............................      143,968        2,170,318
 Stewart & Stevenson Services, Inc.....................      368,600       10,728,103
 Stewart Enterprises, Inc..............................    2,461,900       18,722,750
 *Stewart Information Services Corp....................      204,200        3,502,030
 Stifel Financial Corp.................................       86,472        1,128,460
 *STM Wireless, Inc. Class A...........................       95,100          174,984
 *Stockwalk.com Group, Inc.............................       56,495           88,697
 *Stone & Webster, Inc.................................      205,200          279,072
 *Stoneridge, Inc......................................      425,800        3,874,780
 *#Stratasys, Inc......................................       35,000          119,875
 *Strategic Distribution, Inc..........................       67,478          558,380
 *Stratus Properties, Inc..............................       99,750        1,154,606
 Stride Rite Corp......................................      610,300        4,943,430
 *Strouds, Inc.........................................      144,100            3,963
 *Suburban Lodges of America, Inc......................      241,100        1,826,333
 *Success Bancshares, Inc..............................       10,500          192,728
 *Successories, Inc....................................      141,800          241,060
 *Summa Industries, Inc................................        9,200           87,860
 *#Sunbeam Corp........................................       53,000            3,511
 *Sundance Homes, Inc..................................       40,500            1,721
 *Sunrise Assisted Living, Inc.........................      128,500        3,058,943
 *Superior Consultant Holdings Corp....................        3,900           19,149
 Superior Surgical Manufacturing Co., Inc..............      141,700        1,317,810
 *Superior Telecom, Inc................................      307,700          953,870
 *Suprema Specialties, Inc.............................       50,500          567,620
 Susquehanna Bancshares, Inc...........................      189,772        3,180,579
 *Swift Energy Corp....................................       37,400        1,253,274
 *Swiss Army Brands, Inc...............................       90,600          611,550
 *Sykes Enterprises, Inc...............................       36,500          281,233
                                                            SHARES             VALUE+
                                                            ------             ------

 *Sylvan Learning Systems, Inc.........................      294,100   $    5,442,321
 *Sylvan, Inc..........................................      104,000        1,316,640
 *Symmetricom, Inc.....................................      322,300        4,836,112
 *Symphonix Devices, Inc...............................       11,500           14,490
 *Syms Corp............................................      242,600        1,637,550
 Synalloy Corp.........................................       92,850          684,769
 *Synaptic Pharmaceutical Corp.........................      101,400          593,190
 *Synbiotics Corp......................................      130,300           52,120
 *Syncor International Corp............................       71,800        2,092,611
 *Syntellect, Inc......................................      204,300          545,481
 *Sypris Solutions, Inc................................       26,250          153,431
 *Systemax, Inc........................................      434,000        1,236,900
 Tab Products Co.......................................       70,600          256,278
 *Taitron Components, Inc..............................        6,500           16,770
 *Tandy Brand Accessories, Inc.........................       44,000          261,800
 *Tandy Crafts, Inc....................................      197,400            5,429
 *Tarrant Apparel Group................................       29,800          183,270
 Tasty Baking Co.......................................        4,200           69,426
 *TBA Entertainment Corp...............................      138,000          539,580
 *TBC Corp.............................................      435,300        3,608,637
 *TCSI Corp............................................      413,700          465,413
 *TEAM Mucho, Inc......................................        2,500            8,375
 *Team, Inc............................................       85,500          260,775
 *Technical Communications Corp........................        6,300           11,907
 Technology Research Corp..............................       65,400          108,891
 *Technology Solutions Corp............................       64,000          127,360
 Tecumseh Products Co. Class A.........................       99,700        5,190,881
 Tecumseh Products Co. Class B.........................       15,600          733,980
 *Tegal Corp...........................................      208,000          578,240
 *Telemate.Net Software, Inc...........................       47,500           73,625
 *Telscape International, Inc..........................        1,200              264
 *Temtex Industries, Inc...............................       35,700           19,814
 Tenneco Automotive, Inc...............................      780,720        2,474,882
 *Terayon Communication Systems, Inc...................       18,300          106,872
 *Terex Corp...........................................      199,000        4,376,010
 *Terra Industries, Inc................................    1,539,700        6,851,665
 *Tesoro Petroleum Corp................................      672,900       10,463,595
 *Tetra Technologies, Inc..............................      257,400        7,207,200
 Texas Industries, Inc.................................      306,162       10,026,806
 TF Financial Corp.....................................       32,100          623,061
 *TFC Enterprises, Inc.................................       21,900           38,873
 *The Beard Company....................................       22,500           19,125
 *Thermo Fibertek, Inc.................................      425,000        1,657,500
 *TheStreet.com, Inc...................................      290,200          513,654
 Thomas & Betts Corp...................................       14,700          307,083
 *Thomas Group, Inc....................................       40,400          215,130
 Thomas Industries, Inc................................      138,650        3,778,213
 *Thomaston Mills, Inc.................................       34,800              487
 Thor Industries, Inc..................................        3,900           99,450
 *Thorn Apple Valley, Inc..............................       14,800              370
 Three Rivers Bancorp, Inc.............................       67,550          753,183
 *Tier Technologies, Inc. Class B......................      132,700        1,301,124
 *TII Industries, Inc..................................      104,700          118,311
 Timberland Bancorp, Inc...............................       62,200          967,210
 Timken Co.............................................      348,300        6,164,910
 *Tipperary Corp.......................................      126,900          380,700
 Titan International, Inc..............................      263,600        1,375,992
 *Titanium Metals Corp.................................      573,500        7,575,935
 *Todd Shipyards Corp..................................      143,100        1,116,180
 *Toddhunter International, Inc........................       76,000          609,520
 Toro Co...............................................       84,300        3,447,870

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Total Entertainment Restaurant Corp..................       20,300   $       62,930
 *Tower Air, Inc.......................................      166,400           13,728
 *Tower Automotive, Inc................................      898,650        8,905,622
 *Toymax International, Inc............................       16,800           33,768
 *Track 'n Trail, Inc..................................       13,800            1,449
 *Tractor Supply Co....................................      107,200        1,658,384
 *Traffix, Inc.........................................       32,700          108,074
 *Trailer Bridge, Inc..................................      111,200          216,840
 *#Trans World Airlines, Inc...........................      638,300           31,915
 *Trans World Entertainment Corp.......................       13,300          110,523
 *Transact Technologies, Inc...........................        9,700           84,875
 *Transmation, Inc.....................................       60,000          147,600
 *Transmedia Network, Inc..............................       36,700          132,120
 *Transmontaigne Oil Co................................      208,050        1,198,368
 *Transport Corp. of America...........................       12,500           78,750
 Transport Lux Corp....................................        2,746           16,888
 *Transportation Components, Inc.......................      310,800           19,425
 Transpro, Inc.........................................       78,900          228,810
 Transtechnology Corp..................................       97,300          866,943
 *Transworld Healthcare, Inc...........................      228,600          571,500
 *TRC Companies, Inc...................................       71,650        3,672,063
 Tredegar Industries, Inc..............................        4,900           97,412
 Tremont Corp..........................................       70,633        2,818,257
 *Trend-Lines, Inc. Class A............................       70,900            3,191
 Trenwick Group, Ltd...................................      340,576        7,741,292
 *Triad Hospitals, Inc.................................      268,228        6,625,232
 *Trico Marine Services, Inc...........................      455,200        5,897,116
 *Trident Microsystems, Inc............................      194,700          931,640
 *Tridex Corp..........................................       56,800           11,076
 Trinity Industries, Inc...............................      213,000        4,760,550
 *TriPath Imaging, Inc.................................       56,487          494,544
 *Triple S Plastics, Inc...............................       32,100          216,033
 *Tripos, Inc..........................................       86,132        1,042,197
 *Triumph Group........................................      114,900        5,237,142
 *TRM Copy Centers Corp................................       98,200          152,210
 *#Trump Hotels & Casino Resorts, Inc..................      259,000          518,000
 Tucker Anthony Sutro Corp.............................      227,700        4,986,630
 *Tumbleweed Communications Corp.......................       10,700           42,105
 *Tut Systems, Inc.....................................       28,000           64,540
 Twin Disc, Inc........................................       35,200          593,120
 *Twinlab Corp.........................................      384,300          676,368
 *Tyler Technologies, Inc..............................      265,300          700,392
 U.S. Aggregates, Inc..................................      105,300          106,353
 *#U.S. Diagnostic, Inc................................       36,600            4,118
 *U.S. Home & Garden, Inc..............................       11,600           10,150
 U.S. Industries, Inc..................................      972,200        5,512,374
 *U.S. Vision, Inc.....................................       52,600          183,837
 *Ubics, Inc...........................................       55,700           76,866
 *Ugly Duckling Corp...................................      227,300          984,209
 *UICI.................................................      816,900        6,943,650
 UIL Holdings Corp.....................................        1,200           56,892
 *Ultimate Electronics, Inc............................       67,500        1,670,288
 *Ultrak, Inc..........................................      189,300          514,896
 *Ultralife Batteries, Inc.............................      146,000          859,940
 *Ultratech Stepper, Inc...............................      210,500        3,926,878
 UMB Financial Corp....................................       53,523        2,015,141
 *Unapix Entertainment, Inc............................       62,900              440
 Unico American Corp...................................       76,300          448,644
 *Unifab International, Inc............................       32,500          149,500
 *Unifi, Inc...........................................      803,900        6,270,420
 Unifirst Corp.........................................      160,800        2,950,680
 *Uni-Marts, Inc.......................................      103,200          190,920
                                                            SHARES             VALUE+
                                                            ------             ------

 *Union Acceptance Corp. Class A.......................       67,900   $      364,623
 *Uniroyal Technology Corp.............................        9,800           92,169
 *Unit Corp............................................      278,600        6,023,332
 *United American Healthcare Corp.,....................       17,950           23,784
 *United Auto Group, Inc...............................      176,400        2,471,364
 United Community Financial Corp.......................      282,900        1,971,813
 United Fire Casualty Co...............................       35,450        1,181,017
 United Industrial Corp................................      223,100        3,881,940
 United National Bancorp...............................        2,832           56,980
 *United Natural Foods, Inc............................      101,600        1,784,604
 United Parcel Service, Inc............................       35,360        2,102,152
 *United Retail Group, Inc.............................      236,700        2,189,475
 *United Road Services, Inc............................        5,380            1,614
 *United States Energy Corp............................       25,700          154,200
 *Universal American Financial Corp....................       56,200          341,415
 Universal Corp........................................      117,700        4,686,814
 Universal Forest Products, Inc........................       37,700          747,214
 *Universal Stainless & Alloy Products, Inc............      118,900        1,183,055
 *Uno Restaurant Corp..................................      113,410        1,066,054
 *Unova, Inc...........................................    1,211,900        6,120,095
 *Urocor, Inc..........................................      144,700        2,309,412
 *Urologix, Inc........................................      152,400        3,390,138
 *URS Corp.............................................      141,566        3,832,192
 *Ursus Telecom Corp...................................        2,100              105
 *US Liquids, Inc......................................      170,050          775,428
 *US Oncology, Inc.....................................    1,764,374       13,206,339
 *US Xpress Enterprises, Inc. Class A..................      171,690        1,322,013
 *USA Truck, Inc.......................................       46,100          310,714
 Usec, Inc.............................................      934,300        8,754,391
 USG Corp..............................................      131,600        1,100,176
 *V.I. Technologies, Inc...............................       14,500          142,970
 *Vail Resorts, Inc....................................      154,775        3,196,104
 *Valence Technology, Inc..............................       10,600           80,348
 *Valley National Gases, Inc...........................       13,800           63,135
 *Value City Department Stores, Inc....................      536,200        5,496,050
 *Valuevision International, Inc. Class A..............      164,500        3,366,493
 *Vans, Inc............................................      147,700        3,630,466
 *Vari L Co., Inc......................................       54,900          109,800
 *Variflex, Inc........................................       71,500          493,350
 *Verdant Brands, Inc..................................        8,700               78
 *Verilink Corp........................................      158,900          687,243
 *Veritas DGC, Inc.....................................       53,800        1,883,538
 *Versar, Inc..........................................        1,300            2,795
 *#Verso Technologies, Inc.............................       44,485           41,371
 *Verticalbuyer Inc....................................        7,773              544
 Vesta Insurance Group, Inc............................      332,900        3,292,381
 *Vestcom International, Inc...........................      185,000          427,350
 *VIA NET.WORKS, Inc...................................       80,300          134,503
 *Viant Corp...........................................       22,800           38,418
 *Vicon Industries, Inc................................       71,500          172,315
 *Video Display Corp...................................       66,240          364,320
 *Viewpoint Corp.......................................       30,900          161,453
 *Viisage Technology, Inc..............................       10,400           21,684
 Vintage Petroleum, Inc................................      117,000        2,527,200
 Virco Manufacturing Corp..............................      136,287        1,356,056
 *#Vision Twenty-One, Inc..............................       17,400            1,088
 *Visual Networks, Inc.................................       26,900          180,096
 Vital Signs, Inc......................................      169,200        5,845,860
 *Vitech America, Inc..................................        1,400              945
 *Volt Information Sciences, Inc.......................      167,300        3,036,495
 *VTEL Corp............................................      369,300          498,555

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Vulcan International Corp.............................       12,200   $      471,225
 *Vysis, Inc...........................................        6,600          127,611
 Wabash National Corp..................................      527,200        6,089,160
 *Wackenhut Corp. Class A..............................       59,800          959,790
 *Wackenhut Corp. Class B Non-Voting...................       85,600        1,092,256
 *Walker Interactive Systems, Inc......................      162,700          115,517
 *Wall Street Deli, Inc................................       39,700           32,157
 Wallace Computer Services, Inc........................      719,700       12,335,658
 Walter Industries, Inc................................       10,100          115,140
 *#Warnaco Group, Inc..................................      777,900          451,182
 Warren Bancorp, Inc...................................       72,000          653,400
 *#Washington Group Intl., Inc.........................      575,900          593,177
 Washington Savings Bank FSB...........................       25,100           98,518
 *Waste Connections, Inc...............................      154,900        4,624,540
 *Waterlink, Inc.......................................      252,200           58,006
 Watsco, Inc. Class A..................................      336,900        4,716,600
 Watts Industries, Inc. Class A........................      310,300        4,933,770
 Wausau-Mosinee Paper Corp.............................      636,300        8,590,050
 Waypoint Financial Corp...............................      159,057        1,907,889
 *Webb Corp............................................      391,688       14,747,053
 *#Webb Interactive Services, Inc......................        6,600           22,143
 *Webco Industries, Inc................................       97,300          413,525
 Weider Nutrition International, Inc...................      166,500          407,925
 *Weirton Steel Corp...................................      767,400          798,096
 Wellco Enterprises, Inc...............................        4,800           43,920
 Wellman, Inc..........................................      716,200       12,189,724
 *#Wells-Gardner Electronics Corp......................       52,903          153,419
 Werner Enterprises, Inc...............................      671,337       13,329,396
 *West Marine, Inc.....................................      246,100        1,543,047
 West Pharmaceutical Services, Inc.....................      161,800        4,354,038
 Westaff, Inc..........................................       23,700           65,768
 Westbank Corp.........................................        1,400           11,550
 *Westcoast Hospitality Corp...........................      303,100        1,939,840
 Westcorp, Inc.........................................      524,475        9,461,529
 *Westell Technologies, Inc............................      496,300        1,039,749
 Western Ohio Financial Corp...........................       21,700          393,313
 *Western Power & Equipment Corp.......................        4,191            4,903
 *Weston (Roy F.), Inc. Class A........................      112,300          558,693
 *Wet Seal, Inc. Class A...............................       12,200          427,549
 Weyco Group, Inc......................................        2,400           56,460
 *WFS Financial, Inc...................................      224,100        5,630,513
 Whitney Holdings Corp.................................       33,200        1,388,424
 *#WHX Corp............................................      372,500          555,025
 *Wickes Lumber Co.....................................       96,600          422,625
 *Wild Oats Markets, Inc...............................      202,700        1,677,343
 *Williams Clayton Energy, Inc.........................       65,600        1,275,592
 *Williams Industries, Inc.............................        3,400           13,889
 *Willis Lease Finance Corp............................      114,700        1,399,914
 *Wilshire Financial Sevices Group, Inc................        2,092            4,707
 *Wilshire Oil Co. of Texas............................      119,490          470,791
 *Wink Communications, Inc.............................       84,000          391,020
 Winnebago Industries, Inc.............................       73,200        1,393,728
 *#Wire One Technologies, Inc..........................       27,800          150,259
 *Wireless WebConnect!, Inc............................        4,500            2,250
 *Wisconsin Central Transportation Corp................      410,400        6,802,380
 *Wiser Oil Co.........................................      170,575        1,501,060
 Wolohan Lumber Co.....................................       43,378          442,889
 *Wolverine Tube, Inc..................................      201,100        3,318,150
 Wolverine World Wide, Inc.............................       47,000          799,000
                                                            SHARES             VALUE+
                                                            ------             ------

 Woodhead Industries, Inc..............................      130,700   $    2,217,326
 Woodward Governor Co..................................       42,000        3,181,080
 *Workflow Management, Inc.............................        9,600           67,440
 *Workgroup Technology Corp............................       22,900           27,366
 World Fuel Services Corp..............................      177,295        2,198,458
 *Worldpages.com, Inc..................................      187,000          508,640
 Worthington Industries, Inc...........................       46,900          539,350
 *Wyndham International, Inc...........................      270,800          698,664
 *Xetel Corp...........................................      137,400          397,086
 *Xicor, Inc...........................................        9,100           63,473
 *Xtra Corp............................................      162,500        8,307,000
 Yardville National Bancorp............................       53,570          743,284
 *Yellow Corp..........................................      462,700        8,805,181
 *York Group, Inc......................................      135,800        1,355,284
 *Zany Brainy, Inc.....................................      164,605           54,320
 *#Zap.com Corp........................................        2,558              972
 *Zapata Corp..........................................       27,210          582,294
 Zenith National Insurance Corp........................      243,000        6,573,150
 Ziegler Co., Inc......................................        7,700          117,810
 *Zoltek Companies, Inc................................      145,900          847,679
 *#Zonagen, Inc........................................        3,600           10,350
 *#Zones, Inc..........................................      174,200          348,400
 *Zoran Corp...........................................       24,400          461,526
 *Zymetx, Inc..........................................       16,400           13,530
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,036,468,995)................................                 3,321,861,358
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *CSF Holding, Inc. Litigation Rights..................       40,500                0
 *Fidelity Federal Bancorp Rights 06/29/01.............        4,347                0
 *Safety Components International, Inc. Warrants
   04/10/03............................................        4,945                0
 *Union Acceptance Corp. Rights 06/12/01...............       67,900                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $71,204,719) to be
   repurchased at $70,158,541
   (Cost $70,151,000)..................................   $   70,151       70,151,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,106,619,995)++..............................                $3,392,012,358
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $3,106,780,420.

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (99.6%)
 *@track Communications, Inc...........................      22,300    $      7,693
 *1-800 CONTACTS, Inc..................................      20,200         502,677
 *1-800-FLOWERS.COM, Inc...............................       3,700          36,445
 21st Century Holding Co...............................       1,100           3,162
 *24/7 Media, Inc......................................      36,700          18,166
 *3-D Systems Corp.....................................      15,600         262,314
 *3Dfx Interactive, Inc................................      39,443          13,213
 *3DO Co...............................................      48,400         187,066
 *3TEC Energy Corp.....................................      12,700         231,203
 *7-Eleven, Inc........................................       4,800          60,480
 *99 Cents Only Stores.................................      11,400         310,650
 *A Consulting Team, Inc...............................       6,600           2,871
 *#A. B. Watley Group, Inc.............................       9,500          99,132
 *A.C. Moore Arts & Crafts, Inc........................      10,300         116,493
 *aaiPharma, Inc.......................................      19,600         346,822
 *#Aames Financial Corp................................         240             348
 *AAON, Inc............................................       8,800         199,980
 AAR Corp..............................................      43,000         602,000
 Aaron Rents, Inc. Class A.............................       4,900          79,135
 Aaron Rents, Inc. Class B.............................      14,400         263,664
 *#Aastrom Biosciences, Inc............................      27,300          40,267
 *Abaxis, Inc..........................................      21,000         126,000
 ABC Bancorp...........................................       8,310          94,485
 *ABC Rail Products Corp...............................      27,200          24,480
 Abington Bancorp, Inc.................................       3,900          54,210
 *Abiomed, Inc.........................................      26,400         654,456
 *Ablest, Inc..........................................       2,100           9,397
 ABM Industries, Inc...................................      31,600       1,004,880
 Abrams Industries, Inc................................         200             775
 *Abraxas Petroleum Corp...............................       4,200          18,354
 *#Acacia Research Corp................................      25,600         374,528
 *Acceptance Insurance Companies, Inc..................      18,800          94,000
 *Access Worldwide Communications, Inc.................      12,400           6,262
 *#Acclaim Entertainment, Inc..........................      69,800         270,475
 *Accredo Health, Inc..................................      22,500         748,462
 *Accrue Software, Inc.................................      32,000          28,320
 *Ace Cash Express, Inc................................      16,300         162,185
 *Ace Comm Corp........................................      14,700          23,814
 Aceto Corp............................................       6,000          57,570
 *Ackerley Group, Inc..................................      36,800         430,560
 *Acme Communications, Inc.............................      13,000          85,930
 *Acme United Corp.....................................       5,300          18,550
 *Acorn Products, Inc..................................       5,300           6,174
 *#ACT Manufacturing, Inc..............................      22,200         369,630
 *Actel Corp...........................................      31,400         638,990
 *Action Performance Companies, Inc....................      29,400         529,347
 *Actionpoint, Inc.....................................       5,600          15,736
 *Activision, Inc......................................      38,700       1,318,702
 *#Actrade Financial Technologies, Ltd.................      13,400         532,717
 *Actuant Corp.........................................      11,540         169,638
 *Actuate Corp.........................................      24,600         299,013
 *ACTV, Inc............................................      76,000         238,640
 *#adam.com, Inc.......................................       9,000          26,145
 Adams Resources & Energy, Inc.........................       5,400          77,490
                                                            SHARES           VALUE+
                                                            ------           ------
 *Adaptec, Inc.........................................      38,400    $    336,384
 *Adaptive Broadband Corp..............................      43,800          31,645
 *ADE Corp.............................................      21,600         416,772
 *Adelphia Business Solutions, Inc.....................      34,000         133,790
 *Adept Technology, Inc................................      17,300         163,571
 *Administaff, Inc.....................................      35,300         900,150
 *Adtran, Inc..........................................      16,600         422,636
 *Advance Lighting Technologies, Inc...................      35,400         181,779
 *Advance PCS..........................................      31,200       1,898,676
 *#Advanced Aerodynamics & Structures, Inc.............       6,200           1,581
 *Advanced Digital Information Corp....................      21,800         397,087
 *Advanced Energy Industries, Inc......................      21,600         706,212
 *Advanced Fibre Communications........................       1,800          33,345
 *Advanced Magnetics, Inc..............................       9,400          35,250
 Advanced Marketing Services, Inc......................      29,250         482,625
 *Advanced Materials Group, Inc........................         237             100
 *Advanced Neuromodulation Systems, Inc................      11,000         248,765
 *Advanced Nutraceuticals, Inc.........................       2,800           1,610
 *Advanced Photonix, Inc. Class A......................      16,900          19,435
 *Advanced Power Technology, Inc.......................       9,000         117,180
 *Advanced Radio Telecom Corp..........................      42,700             320
 *Advanced Technical Products, Inc.....................       3,800          30,685
 *Advanced Tissue Sciences, Inc........................      84,800         340,472
 Advanta Corp. Class A.................................      17,500         230,737
 Advanta Corp. Class B Non-Voting......................      27,500         333,437
 *Advo, Inc............................................      24,800         806,248
 *Aehr Test Systems....................................       8,200          33,620
 *AEP Industries, Inc..................................       9,700         569,293
 *AeroCentury Corp.....................................         300           1,500
 *Aeroflex, Inc........................................      51,250         611,156
 *Aerosonic Corp.......................................       5,600          94,080
 *Aerovox, Inc.........................................       6,500           3,510
 *Aetrium, Inc.........................................      15,400          27,797
 *Affiliated Managers Group, Inc.......................      13,600         761,872
 *Affinity Technology Group, Inc.......................      33,600           2,100
 *Aftermarket Technology Corp..........................      29,300         183,711
 *AG Services America, Inc.............................       8,200         128,740
 Agco Corp.............................................      89,353         772,903
 AGL Resources, Inc....................................       5,700         133,950
 *AHL Services, Inc....................................      21,100         173,442
 *AHT Corp.............................................      14,200              82
 *Air Methods Corp.....................................      12,500          47,875
 Airborne, Inc.........................................      47,900         521,631
 *Airgas, Inc..........................................      98,900       1,018,670
 *AirGate PCS, Inc.....................................       4,600         199,088
 *#Airnet Communications Corp..........................      16,400          39,360
 *Airnet Systems, Inc..................................      14,500          74,240
 *Airtran Holdings, Inc................................     101,900       1,096,444
 *Akamai Technologies, Inc.............................      64,500         665,317
 *Akorn, Inc...........................................      30,400          77,216
 *Aksys, Ltd...........................................      25,900         305,620
 Alabama National Bancorporation.......................      14,100         416,655
 Alamo Group, Inc......................................       8,700         123,975
 *Alaris Medical, Inc..................................      69,400          99,936
 *Alaska Air Group, Inc................................      19,800         568,854

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    137,973
 *Albany International Corp. Class A...................      44,272         979,297
 *Albany Molecular Research, Inc.......................      12,600         431,613
 Albemarle Corp........................................      19,300         441,970
 *Alcide Corp..........................................       2,300          68,367
 *Aldila, Inc..........................................      13,900          20,641
 Alexander & Baldwin, Inc..............................      15,400         359,205
 *Alexion Pharmaceuticals, Inc.........................      23,400         608,283
 Alfa Corp.............................................      53,600       1,050,560
 Alico, Inc............................................       9,100         252,388
 *All American Semiconductor, Inc......................       5,100          35,598
 *Allcity Insurance Co.................................         200             920
 *#Allegiant Bancorp, Inc..............................       4,700          56,517
 Allen Organ Co. Class B...............................         800          29,300
 *Allen Telecom, Inc...................................      41,900         502,800
 Alliance Bancorp......................................      14,455         389,418
 *Alliance Gaming Corp.................................       8,265         239,933
 *Alliance Pharmaceuticals Corp........................      63,700         178,678
 *Alliance Semiconductor Corp..........................      41,300         522,445
 *Alliant Techsystems, Inc.............................      16,200       1,544,832
 *Allied Healthcare Products, Inc......................       6,700          22,009
 *Allied Holdings, Inc.................................      10,200          28,662
 *Allied Research Corp.................................       6,300          54,810
 *Allied Riser Communications..........................      37,600          34,592
 *Allin Communications Corp............................       7,800           3,081
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          27,406
 *Alloy Online, Inc....................................      14,400         166,968
 *Allsctipts Healthcare Solutions, Inc.................      24,200         113,619
 *Alltrista Corp.......................................       8,100         124,254
 *Almost Family, Inc...................................       1,600          11,520
 *Alpha Industries, Inc................................      18,200         400,036
 *Alpha Technologies Group, Inc........................      10,400          79,196
 *Alphanet Solutions, Inc..............................       6,900          14,490
 Alpharma, Inc. Class A................................      11,700         300,105
 *Alpine Group, Inc....................................      22,200          41,070
 *Alteon, Inc..........................................      16,200          47,790
 *#Alterra Healthcare Corp.............................      28,700          10,045
 *Altris Software, Inc.................................       2,402           1,057
 Ambanc Holding Co., Inc...............................       8,300         162,887
 Ambassadors, Inc......................................      11,700         291,622
 *AMC Entertainment, Inc...............................      29,100         308,460
 Amcast Industrial Corp................................      11,900         104,720
 Amcol International Corp..............................      37,700         211,120
 Amcore Financial, Inc.................................      38,000         761,140
 *Amedisys, Inc........................................       1,400          13,825
 *Amerco, Inc..........................................      30,500         560,895
 *America Services Group, Inc..........................       4,600         114,885
 *America West Holdings Corp. Class B..................     235,900       2,417,975
 *American Aircarriers Support, Inc....................       7,200               7
 *American Axle & Manufacturing Holdings, Inc..........       8,800         110,176
 American Bancorporation Ohio..........................       4,900         122,206
 American Bank of Connecticut..........................       4,900         110,250
 American Biltrite, Inc................................       4,500          62,550
 *#American Business Financial Services, Inc...........       5,300          73,935
 American Capital Strategies, Ltd......................      30,100         817,064
 *American Claims Evaluation, Inc......................       1,000           2,100
 *American Classic Voyages Co..........................      35,900         143,779
                                                            SHARES           VALUE+
                                                            ------           ------
 *American Coin Merchandising, Inc.....................       7,800    $     32,175
 *American Dental Partners, Inc........................       7,800          48,750
 *American Ecology Corp................................      15,750          38,824
 American Greetings Corp. Class A......................      56,900         713,526
 *American Healthcorp, Inc.............................      12,300         319,554
 American Home Mortgage Holdings, Inc..................       7,800          97,266
 *American Homestar Corp...............................      17,530             833
 *American Indemnity Financial Escrow..................         800             800
 *American Italian Pasta Co............................      28,800       1,147,680
 *American Locker Group, Inc...........................         300           2,670
 *American Management Systems, Inc.....................      16,600         387,693
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         101,985
 *American Medical Systems Holdings, Inc...............      13,000         217,035
 *American Medical Technologies, Inc...................       5,100           7,777
 *American Pacific Corp................................      10,800          68,580
 *American Physicians Services Group, Inc..............       2,200           4,774
 *American Retirement Corp.............................      24,500          87,220
 *American Science & Engineering, Inc..................       6,500          39,650
 American Shared Hospital Services.....................       5,600          16,520
 *American Skiing Co...................................      20,400          21,420
 *American Software, Inc. Class A......................      29,600          53,724
 American States Water Company.........................      15,900         483,360
 *American Superconductor Corp.........................      21,800         565,819
 *American Technical Ceramics Corp.....................      12,000         120,000
 American Vanguard Corp................................         207           2,604
 *American Wagering, Inc...............................      11,800           4,130
 *American West Bancorporation.........................       1,760          18,762
 American Woodmark Corp................................      10,400         362,232
 Americana Bancorp, Inc................................       2,712          36,259
 *Ameripath, Inc.......................................      34,700         885,370
 AmeriServe Financial, Inc.............................      23,200         118,320
 *Ameristar Casinos, Inc...............................      22,300         278,861
 *Ameritrade Holding Corp..............................       3,000          25,425
 Ameron, Inc...........................................       5,100         358,275
 AmerUs Group Co.......................................      25,644         920,620
 *#Ames Department Stores, Inc.........................      47,500         123,975
 Ametek, Inc...........................................      58,800       1,567,020
 *Amistar Corp.........................................       1,600           2,744
 *AML Communications, Inc..............................       9,500           8,692
 Ampco-Pittsburgh Corp.................................      11,900         124,950
 *Ampex Corp. Class A..................................      65,400          20,928
 *Amrep Corp...........................................       8,300          38,387
 *Amresco, Inc.........................................      10,460          13,650
 *Amsurg Corp. Class A.................................         589          13,344
 *Amsurg Corp. Class B.................................       6,200         138,849
 *Amtran, Inc..........................................      18,700         365,491
 *Amwest Insurance Group, Inc..........................       3,894           3,544
 *Amylin Pharmaceuticals, Inc..........................      63,400         714,835
 *Anacomp, Inc.........................................      21,200             753
 *Anadigics, Inc.......................................      33,800         656,903
 Analogic Corp.........................................      16,600         767,667
 Analysts International Corp...........................      37,700         206,030
 *Analytical Surveys, Inc..............................      12,300          10,762
 *Anaren Microwave, Inc................................      16,800         278,124

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ANC Rental Corp......................................       9,300    $     46,081
 Anchor Bancorp Wisconsin, Inc.........................      37,100         539,990
 *Anchor Gaming, Inc...................................      23,000       1,463,030
 Andersons, Inc........................................       8,200          68,388
 Andover Bancorp, Inc..................................       8,700         302,847
 *#Andrea Electronics Corp.............................      22,100          37,791
 *#Angeion Corp........................................       4,300           7,331
 Angelica Corp.........................................      10,200         110,568
 *#Anicom, Inc.........................................      30,300              30
 *Anika Therapeutics, Inc..............................      12,700          16,700
 *Anixter International, Inc...........................      13,600         406,640
 *Ann Taylor Stores Corp...............................      37,400       1,276,088
 *Ansoft Corp..........................................      16,100         278,369
 *AnswerThink Consulting Group, Inc....................      50,700         346,788
 *Ansys, Inc...........................................      25,700         409,015
 *Antec Corp...........................................      37,900         442,861
 *Anthony and Sylvan Pools Corp........................       2,832          22,306
 *Antigenics, Inc......................................       4,027          80,097
 *AP Pharma, Inc.......................................      33,000         105,765
 *#APA Optics, Inc.....................................      15,100         145,564
 *APAC Teleservices, Inc...............................      88,900         288,925
 *Aphton Corp..........................................      23,000         488,175
 Apogee Enterprises, Inc...............................      40,100         420,849
 Applebees International, Inc..........................      13,700         545,191
 *Applica, Inc.........................................      34,400         292,056
 *#Applied Digital Solutions, Inc......................     102,100          98,016
 *Applied Extrusion Technologies, Inc..................      18,900         111,037
 *Applied Films Corp...................................       8,800         168,344
 *Applied Graphics Technologies, Inc...................      13,040          22,168
 *Applied Imaging Corp.................................      17,900          37,053
 Applied Industrial Technologies, Inc..................      28,900         523,090
 *Applied Innovation, Inc..............................      25,000         396,500
 *Applied Microsystems Corp............................      10,400          44,772
 Applied Signal Technologies, Inc......................      13,400          55,945
 *#AppliedTheory Corporation...........................      21,300          19,276
 *#Applix, Inc.........................................      19,200          49,248
 *Apria Healthcare Group, Inc..........................      25,000         640,000
 *Apropos Technology, Inc..............................      12,000          30,660
 Aptargroup, Inc.......................................       5,100         168,096
 *Aradigm Corp.........................................      28,700         189,850
 *Arch Capital Group Ltd...............................      20,500         342,452
 Arch Chemicals, Inc...................................      31,500         683,550
 Arch Coal, Inc........................................      50,800       1,567,180
 *#Arch Wireless, Inc..................................      75,366          20,010
 Arctic Cat, Inc.......................................      25,100         358,051
 Area Bancshares Corp..................................      34,200         530,613
 Argonaut Group, Inc...................................      31,000         560,325
 *Argonaut Technologoes, Inc...........................      17,400          89,523
 *Argosy Gaming Corp...................................      44,400       1,080,252
 *Arguss Holdings, Inc.................................      20,000          96,000
 *ARI Network Services, Inc............................       8,000           7,120
 *#Ariad Pharmaceuticals, Inc..........................      43,000         251,335
 *#Ariel Corp..........................................      21,100          16,985
 *ARIS Corp............................................      17,100          32,319
 *Ark Restaurants Corp.................................       2,700          21,937
 *Arkansas Best Corp...................................      31,600         679,558
 *Arlington Hospitality, Inc...........................       6,400          24,160
 *Armor Holdings, Inc..................................      34,400         433,440
 *#Armstrong Holdings, Inc.............................      35,700         132,090
 Arnold Industries, Inc................................      38,500         714,367
 *#Aronex Pharmaceuticals, Inc.........................      36,700          39,636
 *Arqule, Inc..........................................      21,700         365,753
                                                            SHARES           VALUE+
                                                            ------           ------
 *Arrhythmia Research Technology, Inc..................       1,800    $      3,951
 Arrow Financial Corp..................................       9,500         235,362
 Arrow International, Inc..............................      30,900       1,160,758
 *Art Technology Group, Inc............................      27,300         234,370
 *Artesyn Technologies, Inc............................      44,700         609,931
 *Arthrocare Corp......................................      23,700         526,258
 *#Artificial Life, Inc................................       1,200           1,242
 *Artisan Components, Inc..............................      23,000         208,380
 *Artisoft, Inc........................................      24,900          80,551
 *Arts Way Manufacturing Co., Inc......................         200             465
 Arvinmeritor, Inc.....................................      23,100         358,050
 *Asante Technologies, Inc.............................       7,200           4,428
 ASB Financial Corp....................................       1,000           9,220
 *Ascent Assurance, Inc................................         109             134
 *Ashworth, Inc........................................      21,500         164,152
 *#Ask Jeeves, Inc.....................................       2,500           6,025
 *ASM Lithography Holding N.V..........................      10,416         242,328
 *Aspect Communications Corp...........................      47,800         285,127
 *Aspect Medical Systems, Inc..........................       5,000          64,875
 *Aspen Technology, Inc................................      28,600         677,534
 *Aspeon, Inc..........................................      14,100           3,031
 Associated Materials, Inc.............................       6,900         128,685
 Astea International, Inc..............................      18,500          21,645
 *Astec Industries, Inc................................      27,200         484,568
 Astro-Med, Inc........................................       4,500          21,262
 *Astronics Corp.......................................       6,200          99,975
 *Astronics Corp.......................................         620           9,997
 *#AstroPower, Inc.....................................      17,100         882,445
 *ASV, Inc.............................................      13,100         155,562
 *Asyst Technologies, Inc..............................      37,100         675,405
 *#At Home Corp........................................       9,000          37,575
 *ATG, Inc.............................................      16,200          18,306
 *AtheroGenics, Inc....................................       6,400          34,112
 *Athey Products Corp..................................       2,940             426
 Atlanta Sosnoff Capital Corp..........................       7,700          83,583
 *Atlantic American Corp...............................      21,100          38,507
 *Atlantic Coast Airlines, Inc.........................      55,000       1,421,200
 *Atlantic Data Services, Inc..........................      18,700          45,815
 *Atlantic Premium Brands, Ltd.........................       2,000           2,450
 *Atlantis Plastics, Inc...............................       3,300          10,395
 *Atlas Air, Inc.......................................      15,300         383,265
 *ATMI, Inc............................................      32,400         849,042
 Atmos Energy Corp.....................................      45,900       1,064,880
 *Atrion Corp..........................................       2,700          56,686
 *Atrix Labs, Inc......................................      18,400         423,660
 *ATS Medical, Inc.....................................      35,000         421,400
 *Atwood Oceanics, Inc.................................      22,100         947,648
 *Audiovox Corp. Class A...............................      45,800         438,993
 *August Technology Corp...............................      14,800         212,232
 *Ault, Inc............................................       7,100          39,653
 *Aura Systems, Inc....................................       5,295           3,984
 *Aurora Biosciences Corp..............................      18,400         492,660
 *Aurora Foods, Inc....................................      84,700         448,910
 *Auspex Systems, Inc..................................      53,900         348,733
 *#Authentidate Holding Corp...........................      19,800          99,495
 *Autobond Acceptance Corp.............................       5,900             413
 *#autobytel.com, Inc..................................      24,100          32,655
 *Autoimmune, Inc......................................      19,200          66,816
 *Autologic Information International, Inc.............       2,300           8,947
 *Avalon Holding Corp. Class A.........................       1,550           4,813
 *#Avanex Corp.........................................      26,300         342,031

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Avanir Pharmaceuticals Class A.......................      21,800    $    110,962
 *Avant Corp...........................................      61,800       1,038,549
 *Avant Immunotherapeutics, Inc........................      72,200         345,838
 *Avatar Holdings, Inc.................................       9,100         260,942
 *Avax Technologies, Inc...............................       4,900           3,993
 Avert, Inc............................................       5,800         108,170
 *Avi Biopharma, Inc...................................      24,800         207,948
 *Aviall, Inc..........................................      27,600         303,048
 *#Aviation Sales Co...................................      25,542          48,530
 *Avid Technology, Inc.................................      39,600         562,320
 *AVIDYN, Inc..........................................       3,500          17,570
 *Avigen, Inc..........................................      27,100         538,206
 *#Aviron..............................................      23,500       1,270,880
 Avista Corp...........................................      24,200         533,126
 *Avocent Corp.........................................      17,600         385,000
 *#Avteam, Inc. Class A................................      12,800             144
 *Aware, Inc...........................................      25,800         238,521
 *AXS-One, Inc.........................................      34,700          18,391
 *Axsys Technologies, Inc..............................       6,400          93,760
 *AXT, Inc.............................................      24,200         654,489
 *Axys Pharmaceuticals, Inc............................      59,200         193,288
 *Aztar Corp...........................................      62,500         881,250
 AZZ, Inc..............................................       7,200         156,240
 *Bacou USA, Inc.......................................      25,600         716,800
 Badger Meter, Inc.....................................       3,300          98,835
 *Badger Paper Mills, Inc..............................       1,000           3,025
 Bairnco Corp..........................................       9,700          63,050
 *Baker (Michael) Corp.................................       7,900          91,245
 *Balanced Care Corp...................................       5,300           1,298
 Balchem Corp..........................................       5,000          92,500
 Baldor Electric Co....................................      47,233         991,893
 Baldwin & Lyons, Inc. Class B.........................      14,700         319,578
 *Baldwin Piano & Organ Co.............................       1,900           4,322
 *Baldwin Technology, Inc. Class A.....................      13,500          16,740
 *Ballantyne Omaha, Inc................................      17,200          12,986
 *Bally Total Fitness Holding Corp.....................      35,900         861,600
 *Baltek Corp..........................................       1,500          12,622
 Bancfirst Ohio Corp...................................      10,290         223,190
 *Bancinsurance Corp...................................       7,800          37,128
 Bancorp Connecticut, Inc..............................       6,700         125,859
 BancorpSouth, Inc.....................................      20,637         300,475
 Bandag, Inc...........................................      14,500         381,350
 Bandag, Inc. Class A..................................      12,300         271,830
 Bangor Hydro-Electric Co..............................       9,500         251,275
 Bank of Granite Corp..................................      14,800         296,814
 Bank of The Ozarks....................................       3,800          71,022
 *Bank Plus Corp.......................................      27,700         144,732
 *Bank United Financial Corp. Class A..................      28,800         388,944
 Bank West Financial Corp..............................       2,600          28,964
 BankAtlantic Bancorp, Inc. Class A....................      11,285          81,252
 *Bankrate, Inc........................................       7,000           7,105
 Banner Corp...........................................      17,160         346,546
 Banta Corp............................................      35,900       1,005,200
 Barnes Group, Inc.....................................      25,700         546,125
 *barnesandnoble.com, inc..............................      18,225          32,532
 Barnwell Industries, Inc..............................         400           8,320
 *Barra, Inc...........................................      26,300       1,097,104
 *Barrett Business Services, Inc.......................      10,000          36,800
 *Barrister Information Systems Corp...................      11,800           7,316
 *Barry (R.G.) Corp....................................      12,000          45,840
 *Base Ten Systems, Inc................................       1,720             146
 Bassett Furniture Industries, Inc.....................      16,600         229,495
                                                            SHARES           VALUE+
                                                            ------           ------
 Bay State Bancorp, Inc................................       1,400    $     44,975
 Bay View Capital Corp.................................      52,100         356,885
 *Baycorp Holdings, Ltd................................      13,200         133,320
 *Bayou Steel Corp. Class A............................      13,500          14,850
 *BCT International, Inc...............................       2,700           3,267
 *Be Aerospace, Inc....................................      40,300         957,125
 *Beazer Homes USA, Inc................................      11,500         690,000
 *#Bebe Stores, Inc....................................      39,300       1,056,187
 *BEI Electronics, Inc.................................       7,600          24,700
 BEI Technologies, Inc.................................      22,400         622,048
 *Bel Fuse, Inc. Class A...............................       3,300          94,875
 Bel Fuse, Inc. Class B................................       5,250         151,095
 *Belco Oil & Gas Corp.................................      45,500         436,800
 Belden, Inc...........................................      36,500         922,720
 *Bell and Howell Co...................................      24,400         668,560
 *Bell Industries, Inc.................................      11,900          30,821
 *Bell Microproducts, Inc..............................      23,100         246,708
 *Benchmark Electronics, Inc...........................      24,800         570,648
 *Benihana, Inc........................................       1,000          11,900
 *Bentley Pharmaceuticals, Inc.........................      20,460         118,668
 *Benton Oil & Gas Co..................................      40,500          83,025
 Berkley (W.R.) Corp...................................      36,200       1,574,700
 *Berlitz International, Inc...........................       1,400          23,240
 Berry Petroleum Corp. Class A.........................      33,800         474,890
 *Bethlehem Steel Corp.................................     149,500         412,620
 *Beverly Enterprises..................................     141,800       1,276,200
 *#Beyond.com Corp.....................................      47,100          15,778
 BHA Group Holdings, Inc. Class A......................       8,400         123,228
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400          17,280
 *Big Dog Holdings, Inc................................       1,500           6,135
 *Big Lots, Inc........................................       9,700         125,906
 *billserv.com, Inc....................................       2,200           5,489
 *BindView Development Corp............................      68,700         178,276
 *Bio Technology General Corp..........................      78,300         931,378
 *Bio Vascular, Inc....................................      12,600          85,680
 *Bioanalytical Systems, Inc...........................       4,900          25,553
 *Biocryst Pharmaceuticals, Inc........................      24,200          92,444
 *Bio-Logic Systems Corp...............................       5,200          24,310
 *BioMarin Pharmaceutical, Inc.........................      14,100         163,278
 *#Bionova Holdings Corp...............................       8,170          11,029
 *Bionx Implants, Inc..................................      13,900          33,012
 *#Bio-Plexus, Inc.....................................       2,700             337
 *Bio-Rad Laboratories, Inc. Class A...................      16,600         715,460
 *BioReliance Corp.....................................       7,500          97,687
 *Biosite Diagnostics, Inc.............................      23,100       1,176,367
 *Biosource International, Inc.........................      13,500          90,787
 *Biospecifics Technologies Corp.......................       5,800          16,095
 *#Biospherics, Inc....................................      17,000         139,060
 *BioTransplant, Inc...................................      18,700         136,510
 *Birmingham Steel Corp................................      46,400          55,680
 *Bitstream, Inc.......................................      12,800          36,032
 *Black Hawk Gaming & Development, Inc.................       3,600          38,844
 Black Hills Corp......................................      32,000       1,756,800
 Blair Corp............................................      12,000         203,400
 Blanch (E.W.) Holdings, Inc...........................      20,600         278,100
 *Blonder Tongue Laboratories, Inc.....................       9,800          28,910
 *Blount International, Inc............................      24,000          79,200
 *#Blue Rhino Corp.....................................      15,400          93,555
 *Blue Wave Systems, Inc...............................      25,300         161,161
 *Bluegreen Corp.......................................      31,965          68,725

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Blyth, Inc............................................      11,600    $    285,012
 BMC Industries, Inc...................................      43,800         275,064
 *BNS Co. Class A......................................       4,120          30,694
 Bob Evans Farms, Inc..................................      51,700         886,655
 *Boca Resorts, Inc....................................      58,700         730,815
 *Bogen Communications International, Inc..............      12,500          42,500
 *#Bolder Technologies Corp............................      20,400             122
 *Bolt Technology Corp.................................       7,000          38,850
 *Bombay Co., Inc......................................      47,200         147,264
 *Bone Care International, Inc.........................      14,850         299,970
 *Bontex, Inc..........................................         200             446
 *Bon-Ton Stores, Inc..................................      15,600          47,112
 *Books-a-Million, Inc.................................      25,000          63,125
 Borg Warner Automotive, Inc...........................       6,400         289,600
 *Borland Software Corp................................      66,200         636,513
 *Boron, Lepore and Associates, Inc....................      18,900         254,394
 Boston Acoustics, Inc.................................       7,400          82,103
 *Boston Beer Company, Inc. Class A....................      21,200         209,880
 *Boston Biomedical, Inc...............................       8,200          18,983
 *Boston Communications Group, Inc.....................      26,800         320,662
 Boston Private Financial Holdings, Inc................      20,200         429,250
 Bostonfed Bancorp, Inc................................       6,900         147,315
 *Bottomline Technologies, Inc.........................      15,500         107,337
 *Boundless Corp.......................................       6,000           8,280
 Bowne & Co., Inc......................................      62,600         726,160
 *Boyd Gaming Corp.....................................     108,000         565,920
 *Boyds Collection, Ltd................................     100,000         925,000
 *#Bradlees, Inc.......................................       8,800             121
 *Bradley Pharmaceuticals, Inc. Class A................       8,200          26,322
 Brady (W.H.) Co. Class A..............................      27,000         850,500
 *Brass Eagle, Inc.....................................       9,300          77,748
 *Braun Consulting, Inc................................      23,600         190,688
 *#Breed Technologies, Inc.............................      36,800           1,794
 Bridgford Foods Corp..................................      14,100         181,890
 Briggs & Stratton Corp................................       8,200         354,814
 *Brigham Exploration Co...............................      22,900          95,607
 *Bright Horizons Family Solutions, Inc................       6,600         180,180
 *Brightpoint, Inc.....................................     111,200         395,316
 *#BrightStar Information Technology Group, Inc........      15,000           3,450
 *Brilliant Digital Entertainment, Inc.................      27,600          16,560
 *Brio Technology, Inc.................................      36,700         248,459
 *#Britesmile, Inc.....................................      31,200         271,440
 *Broadbase Software, Inc..............................       1,700           3,425
 *Broadview Media, Inc.................................         200             209
 Brookline Bancorp, Inc................................      38,800         537,768
 *Brooks Automation, Inc...............................      22,300       1,097,271
 *Brookstone, Inc......................................      12,500         202,062
 *Brooktrout Technology, Inc...........................      18,300         116,845
 *Brown (Tom), Inc.....................................      40,400       1,139,482
 Brown and Brown, Inc..................................      35,000       1,431,500
 Brown Shoe Company, Inc...............................      27,300         544,635
 Brush Wellman, Inc....................................      23,100         498,960
 Bryn Mawr Bank Corp...................................         800          24,060
 BSB Bancorp, Inc......................................      13,100         248,048
 *BTG, Inc.............................................      11,800          94,990
 *BTU International, Inc...............................      11,000          66,165
 *Buca, Inc............................................      16,200         353,241
 *Buckeye Technology, Inc..............................      49,900         613,770
                                                            SHARES           VALUE+
                                                            ------           ------
 *Buckhead America Corp................................         900    $      1,894
 *Buckle, Inc..........................................      33,900         666,135
 *#Budget Group, Inc...................................      44,200         144,092
 *Building Materials Holding Corp......................      16,500         221,100
 *Bull Run Corp........................................      50,200          65,762
 Burlington Coat Factory Warehouse Corp................      62,280       1,218,197
 *Burlington Industries, Inc...........................      54,000         129,060
 Bush Industries, Inc. Class A.........................      14,200         213,710
 *Butler International, Inc............................      12,300          26,998
 Butler Manufacturing Co...............................       7,600         204,820
 *BWAY Corp............................................      14,800          56,240
 *BYL Bancorp..........................................       3,800          50,787
 C & D Technologies, Inc...............................      10,500         322,350
 *Cable Design Techologies Corp........................      34,087         484,035
 Cabot Oil & Gas Corp. Class A.........................      45,300       1,395,240
 *Cache, Inc...........................................      13,600          51,816
 *CacheFlow, Inc.......................................      19,100         122,144
 *Caci International, Inc. Class A.....................      18,900         767,718
 *Cadiz, Inc...........................................      56,500         523,755
 Cadmus Communications Corp............................      11,700         131,449
 Cagle's, Inc. Class A.................................       2,000          21,800
 *#CAIS Internet, Inc..................................      23,000          15,410
 *Cal Dive International, Inc..........................      39,900       1,128,172
 Calgon Carbon Corp....................................      61,300         502,660
 *Caliber Learning Network, Inc........................      13,600           4,216
 *Calico Commerce, Inc.................................       5,121           1,613
 *California Amplifier, Inc............................      21,200         106,662
 *California Coastal Communities, Inc..................      10,600          45,315
 California First National Bancorp.....................      15,600         188,760
 *California Micro Devices Corp........................      16,800         108,780
 California Water Service Group........................      19,400         480,150
 *Callon Petroleum Co..................................      17,100         208,620
 *Calloways Nursery, Inc...............................       1,200           1,356
 Cal-Maine Foods, Inc..................................      12,400          62,124
 *Calton, Inc..........................................       7,180          34,536
 *CAM Commerce Solutions, Inc..........................       4,700          20,844
 *#Cambridge Heart, Inc................................      23,400          72,306
 *Cambridge Technology Partners, Inc...................      77,800         231,066
 Camco Financial Corp..................................       6,316          77,466
 *Caminus Corp.........................................       5,700         175,645
 *Candela Laser Corp...................................      22,700         177,627
 *Candies, Inc.........................................      17,200          34,658
 *Candlewood Hotel Co., Inc............................       1,500           3,292
 *Cannon Express, Inc. Class A.........................         900           1,665
 *Cannondale Corp......................................      12,000          48,180
 *#Cantel Industries, Inc. Class B.....................       5,700         138,253
 *Canterbury Information Technology, Inc...............      16,700          25,801
 *Capital Corp. of the West............................       4,305          65,522
 *Capital Crossing Bank................................       9,300         152,008
 *Capital Pacific Holdings, Inc........................      12,300          50,676
 *Capital Senior Living Corp...........................      27,600          52,164
 Capital Southwest Corp................................         300          18,577
 Capitol Bancorp, Ltd..................................       8,564         117,755
 Capitol Federal Financial.............................       1,300          23,335
 Capitol Transamerica Corp.............................      14,600         214,766
 *#Caprius, Inc........................................         548              49
 *Captaris, Inc........................................      46,300         116,676
 Caraustar Industries, Inc.............................      37,800         387,828
 *Carbide/Graphite Group, Inc..........................      11,300          13,786
 Carbo Ceramics, Inc...................................      20,500         736,975

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cardiac Pathways Corp................................       2,000    $      6,570
 *Cardiac Sciences, Inc................................       9,900          28,710
 *Cardima, Inc.........................................      21,200          26,288
 *CardioDynamics International Corp....................      46,300         247,242
 *Cardiotech International, Inc........................       9,200          12,328
 *Carecentric, Inc.....................................       2,035           4,551
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      25,051       1,263,447
 *CareerEngine Network, Inc............................       7,000           5,670
 *#CareMatrix Corp.....................................         877             175
 Carlisle Companies, Inc...............................       7,600         298,680
 *Carlyle Industries, Inc..............................       2,458             848
 Carpenter Technology Corp.............................      34,100       1,005,950
 *Carreker-Antinori, Inc...............................      29,700         302,494
 *Carriage Services, Inc. Class A......................      19,800         108,702
 *Carrier Access Corp..................................      32,100         243,960
 *Carrington Laboratories, Inc.........................      12,300          17,158
 *Carrizo Oil & Gas, Inc...............................      18,200         122,213
 Carter-Wallace, Inc...................................      43,800         838,770
 Cascade Corp..........................................      16,000         171,200
 Cascade Natural Gas Corp..............................      17,700         336,300
 *Casella Waste Systems, Inc. Class A..................      37,169         350,504
 Casey's General Stores, Inc...........................      74,300         799,096
 Cash America International, Inc.......................      37,200         267,840
 *Casino Data Systems..................................      29,600         270,100
 Castle (A.M.) & Co....................................      20,337         261,330
 *Castle Dental Centers, Inc...........................       6,900           1,104
 Castle Energy Corp....................................       7,300          45,807
 Casual Male Corp......................................      20,800           1,040
 *Catalina Lighting, Inc...............................       8,800          11,704
 *Catalyst International, Inc..........................      13,000          57,720
 *Catalytica Energy Systems, Inc.......................       8,091         155,307
 *Catapult Communications Corp.........................      14,800         473,674
 Cathay Bancorp, Inc...................................       7,400         392,015
 Cato Corp. Class A....................................      31,100         600,852
 Cavalier Homes, Inc...................................      21,460          65,453
 *CB Richard Ellis Services, Inc.......................      30,900         477,405
 *C-bridge Internet Solutions, Inc.....................       6,800          12,478
 CBRL Group, Inc.......................................      57,500         975,487
 *CCA Industries, Inc..................................       4,300           3,741
 CCBT Financial Companies, Inc.........................      11,100         321,900
 *CCC Information Services Group, Inc..................      36,600         276,330
 *C-COR Electronics, Inc...............................      37,800         360,234
 *CD Warehouse, Inc....................................       3,300           1,501
 *CD&L, Inc............................................       7,300           3,796
 *CDI Corp.............................................      32,900         549,430
 *Cec Entertainment Inc................................      10,800         467,640
 *Celadon Group, Inc...................................      12,500          62,062
 *Celebrity, Inc.......................................       1,300             494
 *Celeris Corporation..................................       4,000           2,220
 *Celeritek, Inc.......................................      18,700         243,567
 *Cell Genesys, Inc....................................      36,352         618,166
 *#Cell Pathways, Inc..................................       4,829          32,885
 *Cell Therapeutics, Inc...............................      13,500         405,202
 *Cellegy Pharmaceuticals, Inc.........................      17,900         115,544
 *#Cellstar Corp.......................................      84,200         175,557
 *Cellular Technical Services..........................       3,100          10,292
 *Cel-Sci Corp.........................................      20,500          28,700
 Cenit Bancorp, Inc....................................       6,100         169,275
 *Centennial Bancorp...................................      32,863         295,110
 *Centennial Cellular Corp.............................         300           3,912
 *#CenterSpan Communication Corp.......................       8,800         132,924
                                                            SHARES           VALUE+
                                                            ------           ------
 Centex Construction Products, Inc.....................      27,100    $    767,472
 Central Bancorp, Inc..................................       2,400          45,936
 *Central Garden & Pet Co..............................      30,500         212,432
 Central Parking Corp..................................      45,600         827,640
 Central Vermont Public Service Corp...................      18,300         337,818
 Century Aluminum Co...................................      28,500         562,875
 Century Bancorp Income Class A........................       1,000          19,965
 *Century Business Services, Inc.......................      99,500         348,250
 Century South Banks, Inc..............................      17,900         599,739
 *Ceradyne, Inc........................................      13,200         119,790
 Cerberonics, Inc. Class A.............................         200             634
 *Ceres Group, Inc.....................................      16,000          81,760
 *Cerus Corp...........................................      16,600       1,041,816
 CFS Bancorp, Inc......................................      19,000         254,125
 CH Energy Group, Inc..................................      27,000       1,174,500
 *Chad Therapeutics....................................      10,000          19,000
 *Champion Enterprises, Inc............................      83,300         884,646
 Champion Industries, Inc..............................      13,174          44,001
 *Championship Auto Racing Teams, Inc..................      21,200         313,336
 *Champps Entertainment, Inc...........................      18,000         151,290
 *Channell Commercial Corp.............................       6,300          40,351
 *Charles and Colvard, Ltd.............................      11,000          15,620
 *Charles River Associates, Inc........................      12,200         169,275
 *Charlotte Russe Holding, Inc.........................       2,800          76,902
 *Charming Shoppes, Inc................................     141,400         850,521
 *Chart House Enterprises, Inc.........................      15,000          39,000
 *Chart Industries, Inc................................      33,625         136,181
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Chase Corp............................................       4,100          47,765
 *Chase Industries, Inc................................      11,800         108,560
 *Chattem, Inc.........................................      14,200         140,012
 *Chaus (Bernard), Inc.................................      11,100           4,995
 *Cheap Tickets, Inc...................................      26,200         323,701
 *Check Technology Corp................................       8,000          24,600
 *Checkers Drive-In Restaurant, Inc....................      12,234          68,816
 *Checkpoint System, Inc...............................      42,300         577,818
 *Cheesecake Factory, Inc..............................      18,975         659,666
 Chemed Corp...........................................      13,500         473,850
 Chemfirst, Inc........................................      24,500         634,550
 Chemical Financial Corp...............................      25,939         640,693
 *Cherokee, Inc........................................      11,900          96,985
 Chesapeake Corp.......................................      26,500         590,950
 *Chesapeake Energy Corp...............................     118,570         978,202
 Chesapeake Utilities Corp.............................       8,200         156,620
 Chester Valley Bancorp................................         498           7,408
 Chicago Rivet & Machine Co............................         200           3,800
 *#Chicos Fas, Inc.....................................      40,350       1,342,041
 *Children's Comprehensive Services, Inc...............      10,050          42,964
 *#Children's Place Retail Stores, Inc.................      40,400       1,149,380
 *Childtime Learning Centers, Inc......................       6,500          44,655
 *#Chiquita Brands International, Inc..................      94,285         160,284
 Chittenden Corp.......................................      26,559         823,329
 *Choice Hotels International, Inc.....................      18,000         246,600
 *Cholestech Corp......................................      19,200         132,192
 *Chordiant Software, Inc..............................       1,100           3,492
 *Christopher & Banks Corp.............................      24,450         942,670
 *ChromaVision Medical Systems, Inc....................      30,800         167,706
 *Chromcraft Revington, Inc............................      12,600         122,724
 *Chronimed, Inc.......................................      19,400         149,962

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Church & Dwight Co., Inc..............................      50,500    $  1,285,225
 Churchill Downs, Inc..................................      15,800         482,137
 *#Chyron Corp.........................................      48,600          25,758
 *Ciber, Inc...........................................      73,100         486,115
 CICOR International, Inc..............................      10,050         235,974
 *CIDCO, Inc...........................................      23,100           8,893
 *Cima Laboratories, Inc...............................      15,200       1,118,492
 *Ciprico, Inc.........................................       6,400          45,088
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         610,746
 *Circuit Systems, Inc.................................       2,600              45
 *Cirrus Logic, Inc....................................       1,700          33,668
 *Citadel Communications Corp..........................      23,600         601,446
 *Citadel Holding Corp. Class A........................       4,240           6,360
 *Citation Holding Corp. Class B.......................       1,060           1,855
 Citizens Banking Corp.................................      16,200         401,841
 *Citizens, Inc. Class A...............................      31,236         237,394
 City Holding Co.......................................      23,686         230,583
 *Civic Bancorp........................................       6,300          93,334
 *CKE Restaurants, Inc.................................      55,500         147,075
 Claire's Stores, Inc..................................      14,800         266,548
 Clarcor, Inc..........................................      38,800         946,720
 *Clare, Inc...........................................      14,700          40,866
 *Clarent Corp.........................................      18,006         171,777
 *Clark (Dick) Productions, Inc........................       3,880          40,166
 *Clark/Bardes Holdings, Inc...........................      11,300         227,412
 *#Clarus Corporation..................................      19,900         101,987
 *Classic Communications, Inc. Class A.................      13,400           6,432
 *Classic Vacation Group, Inc..........................      16,300          34,230
 *Clean Harbors, Inc...................................      12,400          32,984
 Cleco Corporation.....................................       5,100         118,575
 Cleveland Cliffs, Inc.................................      16,800         341,040
 *click2learn.com, Inc.................................      23,200          38,280
 *ClickAction, Inc.....................................      17,900          35,531
 *Closure Medical Corp.................................      21,500         543,412
 *CMI Corp. Class A....................................      17,800          36,668
 CNA Surety Corp.......................................      51,500         726,665
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400           1,280
 *CNET Networks, Inc...................................         300           3,301
 *CNS, Inc.............................................      23,100         121,852
 Coachmen Industries, Inc..............................      22,500         224,550
 *Coast Dental Services, Inc...........................       8,300           6,183
 *Coast Distribution System............................       4,000           2,600
 Coastal Bancorp, Inc..................................       8,200         261,129
 Coastcast Corp........................................      12,300          94,464
 Cobalt Corp...........................................      18,500         108,225
 *Cobalt Group, Inc....................................      24,300          48,478
 CoBiz, Inc............................................       5,700         112,176
 *Cobra Electronic Corp................................       6,100          47,549
 Coca-Cola Bottling Co. Consolidated...................       9,000         364,095
 *Coeur d'Alene Mines Corp.............................      39,500          47,795
 *Cognex Corp..........................................       3,400         101,745
 *Cognitronics Corp....................................       4,250          26,562
 *Cognizant Technology Solutions Corp..................       2,100          85,701
 *Coherent, Inc........................................      11,000         390,555
 *Cohesion Technologies, Inc...........................      11,500          53,475
 Cohu, Inc.............................................      32,400         682,830
 *Coinstar, Inc........................................      26,100         469,147
 Cold Metal Products, Inc..............................       3,500           4,550
 *Coldwater Creek, Inc.................................      16,600         386,448
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450    $    436,390
 *Cole National Corp. Class A..........................      21,700         309,225
 *Collagenex Pharmaceuticals, Inc......................      12,200         103,029
 *Collateral Therapeutics, Inc.........................      17,300         113,488
 *Collins & Aikman Corp................................      79,100         332,220
 Collins Industries, Inc...............................      11,200          41,160
 *Colorado Medtech, Inc................................      19,600          83,594
 *Columbia Banking System, Inc.........................      20,594         285,847
 *Columbia Laboratories, Inc...........................      41,800         242,440
 *Columbia Sportswear Co...............................      30,300       2,125,696
 Columbus McKinnon Corp................................      20,800         165,464
 *Com21, Inc...........................................      35,500          92,477
 *Comarco, Inc.........................................       6,600         102,300
 *Comdial Corp.........................................      15,200          19,380
 Comdicso, Inc.........................................      20,000          43,200
 *Comforce Corp........................................      13,877          22,550
 *Comfort Systems USA, Inc.............................      56,200         203,444
 Commerce Group, Inc...................................      13,500         431,325
 Commercial Bancshares, Inc............................       2,586          53,595
 Commercial Bank of New York...........................       4,200         134,358
 Commercial Federal Corp...............................      19,700         448,766
 Commercial Metals Co..................................      21,800         554,810
 Commercial National Financial Corp....................       3,200          58,640
 Commonwealth Bancorp, Inc.............................      14,500         289,347
 Commonwealth Industries, Inc..........................      21,600         110,052
 *Commscope, Inc.......................................       4,800         113,328
 Communications Systems, Inc...........................      14,100         111,742
 Community Bank System, Inc............................       9,200         261,924
 Community Bankshares, Inc.............................         210           2,373
 *Community Financial Corp.............................       2,200          31,889
 Community Financial Group, Inc........................       2,300          31,935
 Community First Bankshares, Inc.......................      12,000         262,020
 Community First Brokerage Co..........................       2,700          68,850
 Community Savings Bankshares, Inc.....................      11,073         157,181
 Community Trust Bancorp, Inc..........................      16,948         392,431
 *Community West Bancshares............................       5,500          33,687
 *Competitive Technologies, Inc........................       8,800          63,800
 *Complete Business Solutions, Inc.....................      40,800         526,524
 *Compucom Systems, Inc................................      62,200         180,069
 *#CompuCredit Corp....................................      25,000         302,375
 *Computer Access Technology Corp......................      15,900          89,914
 *Computer Horizons Corp...............................      57,600         155,808
 *#Computer Learning Centers, Inc......................      20,358             153
 *Computer Motion, Inc.................................      15,100          64,930
 *Computer Network Technology Corp.....................      37,800         336,231
 *Computer Task Group, Inc.............................      33,400         192,050
 *Computrac, Inc.......................................       6,200           3,720
 CompX International, Inc..............................       7,900          97,960
 *Comshare, Inc........................................      15,400          53,592
 *Comstock Resources, Inc..............................      39,100         455,906
 *Comtech Telecommunications Corp......................      11,600         158,398
 *#Concepts Direct, Inc................................         700           1,960
 *Conceptus, Inc.......................................      14,600         206,225
 *Concero, Inc.........................................      16,500          19,470
 *Concord Camera Corp..................................      38,700         315,598
 *Concord Communications, Inc..........................      24,900         171,934
 *Concur Technologies, Inc.............................       9,000           9,855
 *Concurrent Computer Corp.............................      71,100         435,487
 *Conductus, Inc.......................................       4,900          28,665
 *Cone Mills Corp......................................      39,900          55,461
 *Congoleum Corp. Class A..............................       5,500          14,850

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Conmed Corp..........................................      25,275    $    542,528
 Connecticut Water Services, Inc.......................       6,200         239,041
 *Connitics Corp.......................................      38,300         261,780
 *Conrad Industries, Inc...............................       8,300          66,898
 *Consolidated Freightways Corp........................      34,300         290,692
 *Consolidated Graphics, Inc...........................      18,700         305,371
 Consolidated Tokoma Land Co...........................       6,400          93,120
 *#Constellation 3D, Inc...............................      13,500          82,147
 *Continental Materials Corp...........................         200           3,900
 *Convera Corp.........................................      18,800          82,062
 *#Convergent Communications, Inc......................       2,100              58
 *#Cooker Restaurant Corp..............................       6,600           3,036
 Cooper Companies, Inc.................................      22,900       1,046,530
 Cooper Tire & Rubber Co...............................      50,000         657,500
 Cooperative Bankshares, Inc...........................       1,400          16,450
 *CoorsTek, Inc........................................       6,900         247,158
 *Copart, Inc..........................................      24,100         578,520
 *Copper Mountain Networks, Inc........................      51,800         193,991
 *#Copytele, Inc.......................................      81,500          75,795
 *Core Materials Corp..................................       7,700           8,855
 *Core, Inc............................................      12,200          58,621
 *Corillian Corp.......................................      12,000          60,900
 *Corinthian Colleges, Inc.............................       2,000          87,710
 *Corixa Corp..........................................      54,482         925,922
 Corn Products International, Inc......................      14,100         403,965
 *Cornell Corrections, Inc.............................      14,800         178,784
 *Corporate Executive Board Co.........................      13,700         462,443
 *Correctional Services Corp...........................      14,812          36,808
 *Corrpro Companies, Inc...............................       7,875          24,019
 Corus Bankshares, Inc.................................      22,900       1,118,092
 *Corvas International, Inc............................      32,900         283,104
 *Corvel Corp..........................................      10,400         377,520
 *Cost Plus, Inc.......................................      33,475         940,480
 *CoStar Group, Inc....................................      24,600         616,107
 *Cost-U-Less, Inc.....................................       3,000           5,475
 *Cotelligent Group, Inc...............................      22,200          17,538
 Cotton States Life Insurance Co.......................       6,330          73,555
 Courier Corp..........................................       1,900          74,812
 *Covance, Inc.........................................      78,700       1,445,719
 *Covanta Energy Corp..................................      66,300       1,443,351
 *Covenant Transport, Inc. Class A.....................      15,500         268,227
 *Coventry Health Care, Inc............................      64,900       1,096,810
 Covest Bancshares, Inc................................       2,425          35,757
 *Covista Communications, Inc..........................       3,000          16,230
 CPAC, Inc.............................................       6,120          37,944
 CPB, Inc..............................................      12,000         326,640
 *#C-Phone Corp........................................      11,700             614
 *CPI Aerostructures, Inc..............................          66             135
 CPI Corp..............................................      10,500         206,850
 Craftmade International, Inc..........................       9,900          78,210
 *Craig (Jenny), Inc...................................      18,600          31,248
 *Craig Corp...........................................       2,700           5,535
 Crawford & Co. Class A................................      17,800         166,430
 Crawford & Co. Class B................................      19,100         200,550
 *Cray, Inc............................................      53,500         118,770
 *Credence Systems Corp................................       7,600         162,526
 *Credit Acceptance Corp...............................      57,400         406,966
 *Crescent Operating, Inc..............................       9,100           8,235
 *Crestline Capital Corp...............................       5,500         160,050
 *Criticare Systems, Inc...............................       7,500          32,437
 Crompton Corp.........................................      38,600         418,038
 *Cross (A.T.) Co. Class A.............................      22,100         158,015
                                                            SHARES           VALUE+
                                                            ------           ------
 Cross Timbers Oil Co..................................      14,525    $    428,487
 *Crossman Communities, Inc............................      15,300         481,108
 *Crosswalk.com, Inc...................................       9,600          15,696
 *CrossWorlds Software, Inc............................       5,000          11,650
 Crown Cork & Seal Co., Inc............................      59,000         302,080
 *Crown Crafts, Inc....................................      11,100           3,274
 *Crown Group, Inc.....................................       6,500          24,212
 *Crown-Andersen, Inc..................................       1,000           7,090
 *Crusader Holding Corp................................       3,900          36,933
 *Cryolife, Inc........................................      29,700         962,280
 *CSK Auto Corp........................................      52,000         408,720
 *CSP, Inc.............................................       4,600          17,687
 *CSS Industries, Inc..................................      11,600         263,320
 CT Communications, Inc................................      18,200         264,628
 *CTB International Corp...............................      11,800         104,135
 *CTC Communications Group, Inc........................      42,050         224,967
 CTS Corp..............................................      11,100         249,750
 Cubic Corp............................................      12,700         371,475
 *Cubist Pharmaceuticals, Inc..........................      29,300         817,323
 Culp, Inc.............................................      12,800          44,032
 *Cumulus Media, Inc. Class A..........................      31,100         372,422
 *CUNO, Inc............................................      26,100         738,238
 *Curative Health Services, Inc........................      13,000          90,480
 *Curis, Inc...........................................      16,050          85,306
 Curtiss-Wright Corp...................................      13,000         622,700
 *Cuseeme Networks, Inc................................      19,500          33,637
 *#Cutter & Buck, Inc..................................      14,550          96,103
 *CV Therapeutics, Inc.................................      23,400       1,100,385
 CVB Financial Corp....................................      38,490         654,330
 *CVF Technologies Corp................................      11,100           7,770
 *Cyanotech Corp.......................................      18,000          24,750
 *#Cyber-Care, Inc.....................................      69,600         156,252
 *#Cybercash, Inc......................................      39,800           3,980
 *#Cyberian Outpost, Inc...............................      35,800          20,943
 *Cyberonics, Inc......................................      29,700         432,877
 *Cyberoptics Corp.....................................       9,900         117,859
 *Cybersource Corp.....................................      52,000          88,660
 *Cybex International, Inc.............................       8,700          14,833
 *Cygnus, Inc..........................................      42,000         379,260
 *Cylink Corp..........................................      42,600          39,192
 *Cymer, Inc...........................................      21,300         612,694
 *#Cypress Communications, Inc.........................      87,000          42,195
 *Cysive, Inc..........................................      31,000         101,370
 *Cytogen Corp.........................................      91,700         433,282
 *Cytrx Corp...........................................       8,000           6,400
 D & K Healthcare Resources, Inc.......................       5,800         160,196
 *D A Consulting Group, Inc............................       6,700          10,117
 *Daily Journal Corp...................................         200           6,225
 *Dairy Mart Convenience Stores, Inc...................       4,800          17,280
 *Daisytek International Corp..........................      27,700         387,938
 *Daktronics, Inc......................................      11,500         346,035
 *Dal-Tile International, Inc..........................      80,600       1,289,600
 *Dan River, Inc. Class A..............................      29,700          89,100
 *Danielson Holding Corp...............................      27,700         130,190
 *Daou Systems, Inc....................................      23,000           6,325
 Data Broadcasting Corp................................      97,013         813,939
 *Data Critical Corp...................................      12,300          22,570
 *#Data Dimensions, Inc................................      17,800           6,141
 *Data I/O Corp........................................      11,300          26,837
 *#Data Race, Inc......................................      36,700           5,321
 Data Research Association, Inc........................       5,600          57,596
 *Data Return Corp.....................................       5,100          14,356

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Data Systems & Software, Inc.........................      12,000    $     77,100
 *Datakey, Inc.........................................       1,000           3,210
 *Datalink Corp........................................      12,300         106,825
 *Datamarine International, Inc........................         200             144
 *Dataram Corp.........................................      11,100         126,706
 Datascope Corp........................................      21,400         857,284
 *Datastream Systems, Inc..............................      32,100         259,207
 *Datatec Systems, Inc.................................      30,900          30,282
 *DataTRAK International, Inc..........................       5,600          12,768
 *Datawatch Corp.......................................       9,300           5,673
 *Datron Systems, Inc..................................       3,500          44,975
 *Datum, Inc...........................................       9,500         158,507
 *Dave and Busters, Inc................................      18,100         155,841
 *DaVita, Inc..........................................      90,200       1,704,780
 *Davox Corp...........................................      21,400         195,917
 *Daw Technologies, Inc................................      14,300          10,653
 *Dawson Geophysical Co................................       5,400          59,940
 *Daxor Corp...........................................       6,100         103,395
 Deb Shops, Inc........................................      17,900         370,440
 *Deckers Outdoor Corp.................................      11,800          46,787
 *#Decora Industries, Inc..............................      10,200             714
 Decorator Industries, Inc.............................       2,762           7,872
 *Del Global Technologies Corp.........................       8,500          18,062
 *Del Laboratories, Inc................................      17,260         195,038
 *Del Monte Foods Co...................................      65,700         526,914
 *dELiA*s Corp.........................................      23,945         116,014
 Delphi Financial Group, Inc. Class A..................      19,400         690,640
 Delta and Pine Land Co................................      15,400         374,836
 Delta Apparel, Inc....................................       2,620          42,575
 *#Delta Financial Corp................................      19,600           6,272
 Delta Natural Gas Co., Inc............................       3,100          63,193
 *Delta Woodside Industries, Inc.......................      26,200          26,200
 *Deltek Systems, Inc..................................      23,600         111,510
 Deltic Timber Corp....................................      19,700         504,320
 *Denali, Inc..........................................       4,300             365
 *Denbury Resources, Inc...............................      26,500         286,200
 *Dendreon Corp........................................      19,600         260,190
 *Dendrite International, Inc..........................      15,500         155,232
 *Dense-Pac Microsystems, Inc..........................      31,000          52,855
 *Department 56, Inc...................................      22,900         186,635
 *DepoMed, Inc.........................................      13,600          57,528
 *Designs, Inc.........................................      14,800          63,196
 *Detrex Corp..........................................         500           3,662
 *Devcon International Corp............................       4,000          27,900
 Dewolfe Companies, Inc................................         200           1,505
 *Dexterity Surgical, Inc..............................       1,000             230
 *Diacrin, Inc.........................................      23,300          50,328
 Diagnostic Products Corp..............................      20,300       1,577,716
 *Dial Corp............................................       1,900          26,315
 *Diametrics Medical, Inc..............................      38,400         105,600
 *DiamondCluster International, Inc....................      22,100         311,720
 *Dianon Systems, Inc..................................       9,200         339,526
 *Diedrich Coffee, Inc.................................       4,025          14,611
 *Digene Corp..........................................      25,600         702,848
 *Digi International, Inc..............................      24,100         215,815
 *#Digital Courier Technologies, Inc...................       7,200           3,060
 *Digital Generation Systems, Inc......................      45,100         174,311
 *#Digital Island, Inc.................................      75,800         255,067
 *#Digital Lightwave, Inc..............................       2,900         135,096
 *Digital Power Corp...................................       1,000           1,280
 *Digital River, Inc...................................      35,000         178,850
 Dime Community Bancorp, Inc...........................      16,800         481,908
                                                            SHARES           VALUE+
                                                            ------           ------
 Dimon, Inc............................................      53,500    $    596,525
 *Diodes, Inc..........................................      14,700         155,526
 *Dionex Corp..........................................      29,600         882,524
 *Directrix, Inc.......................................         813           2,825
 *Discount Auto Parts, Inc.............................      21,700         285,355
 *Discovery Partners International.....................      18,600         102,858
 *Dispatch Management Services Corp....................       4,300              54
 *Display Technologies, Inc............................      11,330           1,530
 *Ditech Communications Corp...........................      32,100         258,244
 *Diversified Corporate Resources, Inc.................       2,200           4,785
 *Dixie Group, Inc.....................................      16,500          85,140
 *Dixon Ticonderoga Co.................................       1,900           7,600
 *DMC Stratex Networks, Inc............................      19,700         111,403
 *Docent, Inc..........................................      32,200         250,838
 *DocuCorp International, Inc..........................      21,000          75,810
 *Document Sciences Corp...............................      14,200          21,442
 *Documentum, Inc......................................      28,400         397,174
 Dole Food Co., Inc....................................      22,300         345,204
 *Dollar Thrifty Automotive Group, Inc.................      33,800         801,060
 *Dominion Homes, Inc..................................       5,800          60,610
 Donaldson Co., Inc....................................       3,400          98,838
 Donegal Group, Inc. Class A...........................       7,466         101,724
 Donegal Group, Inc. Class B...........................       3,733          46,009
 *Donna Karan International, Inc.......................      31,900         338,778
 Donnelly Corp. Class A................................       7,300         102,930
 *Dorsey Trailers, Inc.................................       3,000              67
 *Dot Hill Systems Corp................................      38,160          80,899
 Dover Downs Entertainment, Inc........................      30,300         424,200
 Downey Financial Corp.................................      30,976       1,337,234
 DQE, Inc..............................................      10,300         246,067
 *Dress Barn, Inc......................................      28,600         718,575
 *Drew Industries, Inc.................................      15,000         101,625
 *Drexler Technology Corp..............................      15,800         231,786
 Dreyer's Grand Ice Cream, Inc.........................      41,500       1,201,425
 *Dril-Quip, Inc.......................................      20,500         645,750
 *DRS Technologies, Inc................................      24,500         531,650
 *Dryclean USA, Inc....................................       1,000             755
 *DSET Corp............................................      15,800          14,615
 *DSP Group, Inc.......................................      32,200         581,371
 *DT Industries, Inc...................................      14,100          65,635
 *DualStar Technologies Corp...........................      24,200          17,787
 *Duane Reade, Inc.....................................      24,500         913,850
 *Duck Head Apparel Co., Inc...........................       2,620           7,336
 *Duckwall-Alco Stores, Inc............................       6,200          44,175
 *Ducommun, Inc........................................      15,000         205,500
 *DuPont Photomasks, Inc...............................       6,900         329,923
 *Dura Automotive Systems, Inc.........................      20,800         260,000
 *#Duramed Pharmaceuticals, Inc........................      36,000         424,800
 *Duratek, Inc.........................................      19,500          92,527
 *DUSA Pharmaceuticals, Inc............................      10,100         119,786
 *DVI, Inc.............................................      19,700         292,545
 *Dwyer Group, Inc.....................................       9,100          22,795
 *Dycom Industries, Inc................................      17,000         275,400
 *Dynamic Healthcare Technologies, Inc.................      18,800           9,776
 Dynamic Materials Corp................................       2,000           5,530
 *Dynamics Research Corp...............................       9,700          85,796
 *#E Com Ventures, Inc.................................      11,100          11,266
 *#e.spire Communications, Inc.........................      68,600           7,889
 Eagle Bancshares, Inc.................................       8,100         125,712
 *Eagle Food Centers, Inc..............................      10,300           5,510
 *Eagle Point Software Corp............................       6,400          33,728

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Earthgrains Co........................................      44,500    $  1,154,775
 *#EarthShell Corp.....................................     143,000         464,035
 *#EarthWeb, Inc.......................................      12,500          38,437
 East West Bancorp, Inc................................      35,900         855,676
 Eastern Co............................................       4,950          73,012
 *#EasyLink Services Corp..............................       9,697           5,867
 *Eateries, Inc........................................       3,800          12,426
 *eBenX, Inc...........................................      11,100          38,017
 *eBT International, Inc...............................      26,400          69,564
 ECC International Corp................................       9,550          32,947
 *ECCS, Inc............................................       1,700           1,385
 *#Echelon Corp........................................      15,300         323,442
 *Eclipse Surgical Technologies, Inc...................      42,000         114,030
 *Eclipsys Corp........................................      17,600         381,920
 *Eco Soil Systems, Inc................................      19,700           3,841
 *Ecogen, Inc..........................................      13,640           2,046
 *eCollege.com.........................................      15,400          47,201
 Ecology & Environment, Inc. Class A...................       2,000          17,600
 *Ecometry Corp........................................      10,000          16,750
 *Edac Technologies Corp...............................       3,500           7,490
 Edelbrock Corp........................................       6,700          66,665
 *#EDGAR Online, Inc...................................       5,400          17,901
 *Edge Petroleum Corp..................................      12,900          96,814
 *Edgewater Technology, Inc............................      21,069         114,615
 *Edison Control Corp..................................       1,000           4,775
 Edo Corp..............................................       8,700         171,825
 *Education Management Corp............................      39,400       1,307,489
 Educational Development Corp..........................       1,800           6,030
 *Educational Insights, Inc............................       2,700             432
 EFC Bancorp, Inc......................................       4,800          53,760
 *EFTC Corp............................................      20,100          55,777
 *#eGain Communications Corp...........................      14,457          36,793
 *#Egghead.com, Inc....................................      53,042          43,229
 *EGL, Inc.............................................      30,200         602,641
 *eGlobe, Inc..........................................      10,255           1,025
 *El Paso Electric Co..................................      82,600       1,312,514
 *Elantec Semiconductor, Inc...........................       8,000         255,480
 *Elastic Networks, Inc................................       5,500          10,642
 *Elcom International, Inc.............................      45,800          98,241
 Elcor Corp............................................      32,400         552,420
 *Elcotel, Inc.........................................      17,600           1,012
 *Elder-Beerman Stores Corp............................      20,900          68,238
 *#Electric Fuel Corp..................................      29,000          96,715
 *Electric Lightwave, Inc..............................      13,700          21,166
 *Electro Rent Corp....................................      38,700         619,974
 *Electro Scientific Industries, Inc...................      10,800         396,954
 *Electroglas, Inc.....................................      33,100         530,096
 *Electronic Retailing System International, Inc.......       2,300             414
 *Electronics Boutique Holdings Corp...................      26,700         782,977
 *Elite Information Group, Inc.........................      11,700          58,968
 *Elizabeth Arden, Inc.................................      21,100         507,560
 Ellett Brothers, Inc..................................       6,400          19,840
 *#E-Loan, Inc.........................................      31,000          41,540
 *eLOT, Inc............................................      69,000          21,735
 *Eloyalty Corp........................................      47,100          97,261
 *ELXSI Corp...........................................       1,800          15,723
 *Embrex, Inc..........................................      10,400         156,000
 EMC Insurance Group, Inc..............................      14,600         184,690
 *Emcee Broadcast Products, Inc........................       5,600           4,424
 *Emcor Group, Inc.....................................      16,700         738,975
 *EMCORE Corp..........................................      13,700         445,866
                                                            SHARES           VALUE+
                                                            ------           ------
 *Emergent Information Technologies, Inc...............      17,700    $     24,337
 *Emerging Vision, Inc.................................      26,800           7,772
 *#Emeritus Corp.......................................      14,100          25,380
 *Emisphere Technologies, Inc..........................      29,300         577,942
 *Emmis Broadcasting Corp. Class A.....................       4,900         151,851
 Empire District Electric Co...........................      28,100         554,975
 Empire Federal Bancorp, Inc...........................       2,100          30,156
 *Employee Solutions, Inc. Class B.....................         707               7
 *EMS Technologies, Inc................................      14,000         219,800
 *#En Pointe Technologies, Inc.........................      10,400          23,660
 *Encad, Inc...........................................      17,300          36,243
 *Enchira Biotechnology Corp...........................      10,314          10,314
 *Encompass Services Corp..............................      99,625         880,685
 *Encore Med Corp......................................       9,900          12,721
 *Encore Wire Corp.....................................      22,800         244,074
 *Endo Pharmaceuticals Holdings, Inc...................      84,400         837,670
 *Endocardial Solutions, Inc...........................      16,300          93,154
 *Endocare, Inc........................................      14,900         191,092
 Energen Corp..........................................      38,400       1,267,200
 *Energy Conversion Devices, Inc.......................      23,100         718,525
 Energy West, Inc......................................         200           2,093
 Energysouth, Inc......................................       5,300         112,731
 *Enesco Group, Inc....................................      21,700         129,115
 Engineered Support Systems, Inc.......................      14,000         465,920
 *Enherent Corp........................................      18,300           2,562
 *#Enlighten Software Solutions, Inc...................       1,600           1,088
 Ennis Business Forms, Inc.............................      25,900         225,589
 *Enserch Exploration Corp.............................      60,159         267,708
 *Entrada Networks, Inc................................      13,205          13,403
 *Entrade, Inc.........................................      28,300          17,263
 *Entravision Communications Corp......................      30,400         415,264
 *#Entremed, Inc.......................................      25,200         377,244
 *Entrust Technologies, Inc............................      23,000         130,065
 *Envirogen, Inc.......................................         616             721
 *Environmental Elements Corp..........................       9,200          35,880
 *Environmental Technologies Corp......................       3,700           2,997
 *Environmental Tectonics Corp.........................       8,900          79,655
 *Enzo Biochem, Inc....................................      31,920         941,002
 *EP Medsystems, Inc...................................      23,400          52,065
 *#EpicEdge, Inc.......................................      21,900           6,132
 *Epicor Software Corp.................................      58,042          75,164
 *#Epimmune, Inc.......................................      11,800          34,397
 *EPIQ Systems, Inc....................................       6,300         201,883
 *EPIX Medical, Inc....................................      16,400         119,638
 *ePlus, Inc...........................................      14,600         140,233
 *ePresence, Inc.......................................      32,600         122,413
 *Equidyne Corp........................................       5,400          12,960
 *#Equimed Inc Nevis...................................       2,250               0
 *Equity Marketing, Inc................................       9,100          91,910
 *Equity Oil Co........................................      17,200          53,664
 *eResearch Technology, Inc............................       9,700          51,361
 *eResource Capital Group, Inc.........................      34,400          32,680
 *Ergo Science Corp....................................      15,700          14,601
 ESB Financial Corp....................................       5,808          74,778
 *Escalon Medical Corp.................................       3,200           5,872
 *Esco Technologies, Inc...............................      15,400         463,540
 *eShare Communications, Inc...........................      34,800          45,066
 *eSoft, Inc...........................................      15,400          16,786
 *Esperion Therapeutics, Inc...........................       1,700           9,775
 Espey Manufacturing & Electronics Corp................         400           7,200

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *ESPS, Inc............................................       2,000    $      2,920
 *ESS Technology, Inc..................................      59,100         411,040
 *Esterline Technologies Corp..........................      27,900         585,900
 Ethan Allen Interiors, Inc............................      34,800       1,277,508
 Ethyl Corp............................................     116,900         141,449
 *European Micro Holdings, Inc.........................       4,600           1,840
 *Evans & Sutherland Computer Corp.....................      15,500         132,137
 *Evans Systems, Inc...................................       4,000             700
 *Evercel, Inc.........................................       1,666           8,863
 *Evergreen Resources, Inc.............................      23,900       1,075,500
 *Everlast Worldwide, Inc..............................       1,500           4,515
 *Evolving Systems, Inc................................      16,200          57,510
 *Exabyte Corp.........................................      35,100          41,418
 *Exactech, Inc........................................       6,500         104,162
 *Exar Corp............................................      15,500         358,050
 *Excel Legacy Corp....................................      44,600          92,322
 *Excel Technology, Inc................................      16,100         378,108
 *eXcelon Corp.........................................      47,000          78,020
 *#Excelsior-Henderson Motorcycle Manufacturing Co.....       5,200               0
 *Exchange Applications, Inc...........................      25,500          32,257
 *EXE Technologies, Inc................................      60,900         472,888
 *Exelixis, Inc........................................         714          10,824
 Exide Corp............................................      34,300         368,725
 *Exponent, Inc........................................       8,700         103,095
 *Extended Stay America, Inc...........................      79,300       1,233,115
 *Extended Systems, Inc................................      15,600         105,378
 *Extensity, Inc.......................................       2,400          21,684
 *Ezcorp, Inc. Class A Non-Voting......................      11,900          30,107
 *E-Z-Em, Inc. Class A.................................       5,400          28,620
 *E-Z-Em, Inc. Class B.................................       4,462          23,649
 *Ezenia! Inc..........................................      21,900          18,834
 F & M Bancorp.........................................       8,462         220,350
 F & M National Corp...................................      33,372       1,299,839
 F.N.B. Corp...........................................      31,442         763,889
 *F5 Networks, Inc.....................................      26,000         291,850
 Fab Industries, Inc...................................       6,900          96,600
 *Factory 2-U Stores, Inc..............................      20,200         626,099
 Factset Research Systems, Inc.........................         500          20,055
 *#Factual Data Corp...................................      10,600          76,532
 Fair, Isaac & Co., Inc................................      22,100       1,657,500
 *Fairchild Corp. Class A..............................      35,152         244,306
 Falcon Products, Inc..................................      12,500          97,500
 *Famous Dave's of America, Inc........................      10,200          81,498
 *Fansteel, Inc........................................       9,751          44,855
 *Fargo Electronics....................................      15,000          61,650
 Farmer Brothers Co....................................       2,400         522,000
 *Faro Technologies, Inc...............................      13,600          36,516
 Farrel Corp...........................................       3,400           2,261
 *FASTNET Corporation..................................       5,000           4,850
 FBL Financial Group, Inc. Class A.....................      40,500         645,975
 *Featherlite Manufacturing, Inc.......................       6,500          11,700
 Fedders Corp..........................................      24,100         119,777
 Fedders Corp. Class A.................................       7,700          33,880
 Federal Screw Works...................................       2,250          79,830
 *Federal Signal Corp..................................      16,400         369,164
 Federal-Mogul Corp....................................     105,600         371,712
 *FEI Co...............................................      31,800       1,127,469
 *#Female Health Co....................................       9,300           4,417
 Ferro Corp............................................      37,500         804,375
 FFLC Bancorp..........................................       4,600          87,998
 *Fibermark, Inc.......................................       8,800         122,320
                                                            SHARES           VALUE+
                                                            ------           ------
 *Fiberstars, Inc......................................       6,000    $     23,190
 Fidelity Bancorp, Inc.................................       2,600          56,485
 *#Fidelity Bankshares, Inc............................      16,432         227,008
 *Fidelity Federal Bancorp.............................       2,500           4,050
 Fidelity National Corp................................      11,400          70,908
 Fidelity National Financial, Inc......................       5,700         129,960
 *Fieldworks, Inc......................................       8,900           7,120
 *Filenet Corp.........................................      47,900         587,014
 *Film Roman, Inc......................................       4,700           3,995
 *Financial Federal Corp...............................      19,000         487,350
 Finger Lakes Bancorp, Inc.............................       2,500          25,050
 *Finish Line, Inc. Class A............................      30,300         305,575
 *Finishmaster, Inc....................................         800           6,328
 *Finlay Enterprises, Inc..............................      13,500         161,865
 Finova Group, Inc.....................................      10,900          26,160
 *Firebrand Financial Group, Inc.......................      11,100           3,552
 First Albany Companies, Inc...........................      13,575         191,068
 First American Financial Corp.........................      16,787         343,809
 *First American Health Concepts, Inc..................       1,600          14,488
 *First Aviation Services, Inc.........................       6,200          29,574
 First Bancorp.........................................       6,210         147,177
 First Bell Bancorp, Inc...............................       6,600          95,568
 *First Cash, Inc......................................      12,300          91,389
 First Charter Corp....................................      32,220         530,341
 *First Cincinati, Inc.................................       1,900             247
 First Citizens Bancshares, Inc........................       1,300         121,881
 First Commonwealth Financial Corp.....................      74,760         814,884
 *First Consulting Group, Inc..........................      34,244         240,393
 First Defiance Financial Corp.........................       7,559         119,621
 First Essex Bancorp...................................      10,600         254,294
 First Federal Bancshares of Arkansas, Inc.............       4,400          88,550
 First Federal Capital Corp............................      21,600         315,792
 First Federal of East Hartford........................       2,000          74,350
 First Financial Bancorp...............................      16,125         237,924
 First Financial Bankshares, Inc.......................      12,813         474,465
 First Financial Corp..................................       1,275          49,138
 First Financial Holdings, Inc.........................      19,000         376,865
 First Franklin Corp...................................         300           3,114
 First Georgia Holdings, Inc...........................       1,012           5,181
 First Indiana Corp....................................      16,400         383,350
 First International Bancorp, Inc......................      10,700          93,036
 *First Investors Financial Services Group, Inc........       6,000          21,150
 First Keystone Financial, Inc.........................       2,000          27,100
 *First Mariner Bank Corp..............................       3,200          21,616
 First Merchants Corp..................................      14,100         307,450
 First Midwest Bancorp, Inc............................       5,500         156,227
 First Midwest Financial, Inc..........................       2,500          30,875
 First Mutual Bancshares, Inc..........................       3,768          44,481
 First Niagara Financial Group, Inc....................      36,800         510,600
 First Oak Brook Bancshares, Inc. Class A..............       2,100          42,682
 First Place Financial Corp............................      10,367         147,419
 *First Republic Bank..................................      21,750         575,940
 First SecurityFed Financial, Inc......................       5,400          96,822
 First Sentinel Bancorp, Inc...........................      55,300         620,742
 First Source Corp.....................................      27,231         536,315
 *#First Team Sports, Inc..............................       5,900           5,929
 First United Corp.....................................       2,800          37,170
 *First Virtual Communications, Inc....................      27,600          38,502
 First Years, Inc......................................      13,300         132,268

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
                                                            SHARES           VALUE+
                                                            ------           ------
 FirstBank NW Corp.....................................       1,600    $     25,288
 *FirstCity Financial Corp.............................       8,300          12,159
 Firstfed America Bancorp, Inc.........................       6,300         112,455
 *FirstFed Financial Corp..............................      24,200         719,950
 *Firstwave Technologies, Inc..........................       7,800           9,165
 *Fischer Imaging Corp.................................       9,100          55,965
 *Fisher Scientific International, Inc.................      10,700         281,410
 Flag Financial Corp...................................       6,500          43,420
 Flagstar Bancorp, Inc.................................      17,000         413,525
 Flamemaster Corp......................................         247           1,328
 *Flander Corp.........................................      31,500          71,032
 Fleetwood Enterprises, Inc............................      49,300         593,572
 Fleming Companies, Inc................................      62,300       1,979,271
 Flexsteel Industries, Inc.............................       8,300          98,189
 *Flir Systems, Inc....................................      17,150         274,829
 *Florida Banks, Inc...................................       6,000          37,380
 Florida Public Utilities Co...........................       3,600          59,580
 Florida Rock Industries, Inc..........................      28,200       1,356,420
 *Florsheim Group, Inc.................................       8,400          13,314
 *Flour City International, Inc........................       7,500          27,750
 *Flow International Corp..............................      22,000         272,140
 *Flowserve Corp.......................................      53,200       1,597,596
 Flushing Financial Corp...............................      13,400         316,039
 FNB Financial Services Corp...........................       2,100          29,274
 *Foamex International, Inc............................      23,600         166,498
 *#Focal Communications Corp...........................      12,000          77,700
 *Focal, Inc...........................................      18,500          17,390
 *FOCUS Enhancements, Inc..............................       3,132           4,275
 *Foodarama Supermarkets, Inc..........................       1,500          34,875
 Foothill Independent Bancorp..........................       7,918         101,350
 *Footstar, Inc........................................      30,200       1,020,760
 Forest City Enterprises, Inc. Class B.................       3,000         140,700
 *Forest Oil Corp......................................      32,270       1,097,180
 *Forrester Resh, Inc..................................       8,000         187,440
 *#Fortel, Inc.........................................      13,800           2,553
 *Fortune Financial, Inc...............................       6,100              61
 *Forward Air Corp., Inc...............................      25,550         779,403
 *Fossil, Inc..........................................      52,275       1,169,653
 *Foster (L.B.) Co. Class A............................      12,400          43,400
 Foster Wheeler Ltd....................................      57,000         717,060
 *Fotoball USA, Inc....................................       4,400           7,590
 *Fountain Powerboat Industries, Inc...................       6,800          12,988
 *Four Kids Entertainment, Inc.........................      16,600         282,200
 *#FPIC Insurance Group, Inc...........................      13,200         144,936
 Frankfort First Bancorp, Inc..........................         850          14,280
 Franklin Bank National Associaton.....................       3,789          55,035
 *Franklin Covey Co....................................      25,900         182,336
 Franklin Electric Co., Inc............................       7,000         517,265
 *Franklin Electronic Publishers, Inc..................      12,600          39,060
 Freds, Inc. Class A...................................      19,200         549,600
 Fremont General Corp..................................     109,700         658,200
 Frequency Electronics, Inc............................      12,900         205,110
 *Fresh America Corp...................................       4,900           1,470
 *Fresh Choice, Inc....................................       7,400          22,903
 *Friede Goldman International.........................      75,683          63,952
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,900         115,290
 Friedman Industries, Inc..............................       6,158          19,552
 Friedmans, Inc. Class A...............................      19,600         209,328
 *#Friendly Ice Cream Corp.............................       9,600          23,520
 Frisch's Restaurants, Inc.............................       7,000          91,000
 *Frontier Adjusters of America, Inc...................       1,000           1,500
                                                            SHARES           VALUE+
                                                            ------           ------
 *Frontier Airlines, Inc...............................      42,900    $    666,451
 *Frontier Oil Corp....................................      44,000         589,600
 *Frontline Capital Group..............................      41,200         164,594
 *Frontstep, Inc.......................................      12,000          38,580
 *Frozen Food Express Industries, Inc..................      21,307          41,655
 FSF Financial Corp....................................       2,800          42,070
 *FSI International, Inc...............................      40,300         455,793
 *FTI Consulting, Inc..................................      12,700         242,570
 *#FuelCell Energy, Inc................................      13,100         968,941
 Fuller (H.B.) Co......................................      22,500       1,028,137
 *Furniture Brands International, Inc..................      20,100         456,672
 *Furr's/Bishop's, Inc.................................       2,700           7,425
 *Fusion Medical Technologies, Inc.....................      15,000         112,050
 *#FX Energy, Inc......................................      19,400          58,976
 *FYI, Inc.............................................      24,700       1,059,136
 G & K Services, Inc. Class A..........................      26,600         685,615
 GA Financial, Inc.....................................       5,700          88,920
 *Gabelli Asset Management, Inc........................       2,200          87,318
 *Gadzooks, Inc........................................      14,300         185,900
 *#Gadzoox Networks, Inc...............................      11,200          34,888
 Gainsco, Inc..........................................      34,511          56,943
 *Galagen, Inc.........................................      11,400           6,441
 *Galaxy Nutritional Foods, Inc........................      11,000          60,500
 *Galey & Lord, Inc....................................      16,100          35,259
 *GameTech International, Inc..........................      14,800          92,944
 Garan, Inc............................................       6,900         204,240
 *Garden Fresh Restaurant Corp.........................       7,600          68,286
 *#Gardenburger, Inc...................................      12,200           8,784
 *Gardner Denver Machinery, Inc........................      19,800         394,020
 *#Gart Sports Co......................................         676          12,489
 *Gartner Group, Inc...................................      51,900         472,290
 *Gaylord Container Corp. Class A......................      72,300          73,746
 *Gaylord Entertainment Co.............................      31,300         867,010
 GBC Bancorp...........................................      14,900         410,569
 *#GC Companies, Inc...................................      10,500          28,035
 *Geerling & Wade, Inc.................................       5,700          10,003
 *Gehl Co..............................................       8,300         142,054
 *Genaera Corp.........................................      43,600         173,746
 *Genaissance Pharmaceuticals, Inc.....................       9,600         124,368
 Gencorp, Inc..........................................      67,800         792,582
 *Gene Logic, Inc......................................      35,600         749,736
 *Genelabs Technologies, Inc...........................      73,800         309,591
 *General Binding Corp.................................      18,700         173,442
 General Cable Corp....................................      57,000         869,250
 *General Communications, Inc. Class A.................      72,200         720,917
 *#General Datacomm Industries, Inc....................      39,000          14,040
 General Employment Enterprises, Inc...................       7,600          19,380
 *#General Magic, Inc..................................      86,700         100,138
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      60,000         664,800
 *Genesco, Inc.........................................      34,400       1,044,040
 *Genesee & Wyoming, Inc...............................       4,800         124,992
 Genesee Corp. Class B.................................         200           5,175
 *#Genesis Health Ventures, Inc........................       6,800           1,632
 *#GenesisIntermedia, Inc..............................      23,400         392,067
 *Genlyte Group, Inc...................................      20,100         601,492
 *Genome Therapeutics Corp.............................      33,000         442,860
 *Genomica Corp........................................       8,200          37,228
 *Genrad, Inc..........................................      47,800         332,210
 *GenStar Therapeutics Corporation.....................       8,200          53,300
 *Gensym Corp..........................................       4,900           4,091

                                      127
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Genta, Inc..........................................      50,600    $    511,313
 Gentek, Inc...........................................      25,100         192,266
 *Gentiva Health Services..............................      13,950         271,188
 *Gentner Communications Corp..........................      10,300         129,780
 *#Genus, Inc..........................................      28,300         197,392
 *GenVec, Inc..........................................      15,400          62,447
 *Genzyme Corp - Genzyme Biosurgery Division...........      26,391         165,340
 *Genzyme Transgenics Corp.............................      35,600         275,722
 Georgia Gulf Corp.....................................      50,100         899,295
 *#Geoworks............................................      27,200          54,264
 *Gerber Childrenswear, Inc............................      10,800          68,796
 Gerber Scientific, Inc................................      34,400         278,640
 *Geron Corp...........................................      32,200         427,938
 *Getty Images, Inc....................................      37,700       1,051,641
 Getty Realty Corp. (Holding Co.)......................      13,600         293,488
 *Giant Group, Ltd.....................................       2,200           1,210
 *Giant Industries, Inc................................      13,900         145,255
 Gibraltar Steel Corp..................................      16,300         307,744
 *Giga Information Group, Inc..........................      12,000          26,160
 *Giga-Tronics, Inc....................................       6,500          32,500
 *G-III Apparel Group, Ltd.............................       9,100          82,036
 *#Gilman & Ciocia, Inc................................      13,000          39,260
 *Gish Biomedical, Inc.................................       3,400           4,182
 Glacier Bancorp, Inc..................................       7,527         142,185
 *Glacier Water Services, Inc..........................       3,600          27,450
 Glatfelter (P.H.) Co..................................      67,700       1,039,195
 *Glenayre Technologies, Inc...........................      92,000         126,500
 *#Gliatech, Inc.......................................      11,200          43,344
 *Global Imaging Systems, Inc..........................      30,800         314,160
 *Global Payment Technologies, Inc.....................       6,100          17,080
 *#Global Sports, Inc..................................      32,200         199,479
 *#Global Technologies, Ltd............................      14,700           5,292
 *Globecomm Systems, Inc...............................      15,100         111,211
 *GlobeSpan, Inc.......................................      20,000         285,600
 *#Globix Corp.........................................      39,200         117,796
 *#GoAmerica, Inc......................................      49,900         126,496
 Gold Banc Corp........................................      60,665         437,698
 Golden Enterprises, Inc...............................      12,200          48,068
 *Golden State Vintners, Inc...........................       6,100          51,270
 *Good Guys, Inc.......................................      30,800         142,142
 *Goodrich Petroleum Corp..............................       9,000          56,070
 *Goodys Family Clothing...............................      46,200         187,572
 Gorman-Rupp Co........................................       7,975         216,521
 *GoTo.com, Inc........................................      44,100         984,753
 *Gottschalks, Inc.....................................      17,400          72,210
 *GP Strategies Corp...................................      15,860          70,101
 Graco, Inc............................................      41,400       1,196,460
 *Gradco Systems, Inc..................................       9,600           4,704
 *Graham Corp..........................................       1,000          12,300
 Granite Construction, Inc.............................      54,300       1,479,675
 Granite State Bankshares, Inc.........................       7,400         169,090
 *Graphic Packaging International Corp.................      40,400         120,796
 *GraphOn Corp.........................................      10,100          29,997
 Gray Communications Systems, Inc......................       8,800         142,120
 Great American Financial Resources, Inc...............       6,600         112,200
 Great Atlantic & Pacific Tea Co., Inc.................      46,000         533,140
 Great Southern Bancorp, Inc...........................       8,100         208,534
 Greater Bay Bancorp...................................      28,916         751,671
 *Green Mountain Coffee, Inc...........................       7,400         231,953
 Green Mountain Power Corp.............................       7,300         109,646
                                                            SHARES           VALUE+
                                                            ------           ------
 *Greenbriar Corp......................................       6,760    $      2,772
 Greenbrier Companies, Inc.............................      15,600         139,620
 Grey Global Group, Inc................................         200         134,000
 *Grey Wolf, Inc.......................................     186,700       1,211,683
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          40,029
 *Griffon Corp.........................................      41,800         422,180
 *Gristede's Sloans, Inc...............................       1,200           1,302
 *Group 1 Automotive, Inc..............................      32,000         816,000
 *Group 1 Software, Inc................................       8,025         122,140
 *Grow Biz International, Inc..........................       3,800          23,161
 *Grubb & Ellis Co.....................................      24,900         125,745
 *#GSV, Inc............................................       1,900             646
 *Gtech Holdings, Inc..................................      35,900       1,339,429
 *GTSI Corp............................................      15,000          89,700
 Guaranty Bancshares, Inc..............................       3,900          43,348
 Guaranty Federal Bancshares, Inc......................       5,200          58,292
 *Guaranty Financial Corp..............................       1,000           7,875
 *#Guess, Inc..........................................      67,100         566,995
 *Guilford Mills, Inc..................................      31,050          61,479
 *Guilford Pharmaceuticals, Inc........................      37,500         871,875
 *Guitar Center, Inc...................................      35,300         624,280
 *Gulf Island Fabrication, Inc.........................      13,100         214,512
 *Gulfmark Offshore, Inc...............................      10,500         409,395
 *#Gumtech International, Inc..........................      14,100         103,987
 *Gundle/SLT Environmental, Inc........................      15,500          37,355
 *Gymboree Corp........................................      44,200         306,085
 *Haemonetics Corp.....................................      39,100       1,266,840
 Haggar Corp...........................................       8,600         102,340
 *Hahn Automotive Warehouse, Inc.......................         721           2,091
 *Hain Celestial Group, Inc............................      35,588         898,419
 *Halifax Corp.........................................       1,000           2,500
 *Hall Kinion Associates, Inc..........................      19,000         151,335
 *Ha-Lo Industries, Inc................................     116,700          82,857
 *Hamilton Bancorp, Inc................................      16,100         112,619
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          47,580
 *Hampshire Group, Ltd.................................       2,000          19,200
 *Hampton Industries, Inc..............................       4,944           1,730
 Hancock Fabrics, Inc..................................      26,900         245,866
 Hancock Holding Co....................................      15,500         586,287
 *Handleman Co.........................................      44,300         538,245
 *Hanger Orthopedic Group, Inc.........................      33,800          55,432
 Harbor Florida Bancshares, Inc........................      38,500         637,367
 Hardinge Brothers, Inc................................      11,700         173,452
 *Harken Energy Corp...................................      21,200          58,724
 Harland (John H.) Co..................................      46,900         882,658
 Harleysville Group, Inc...............................      36,300         926,194
 Harleysville National Corp............................      10,710         420,100
 Harman International Industries, Inc..................      12,800         454,400
 *Harmonic Lightwaves, Inc.............................      62,700         534,831
 *Harolds Stores, Inc..................................       2,308           4,904
 *Harris Interactive, Inc..............................      32,500         110,825
 Harrodsburg First Financial Bancorp, Inc..............       1,100          14,124
 *Harry's Farmers Market, Inc. Class A.................       2,100           1,092
 Harsco Corp...........................................      15,900         434,070
 *Hartmarx Corp........................................      44,900         127,516
 *Harvard Industries, Inc..............................       4,800           4,320
 *Harvey Entertainment Co..............................       5,400             945
 *Hastings Entertainment, Inc..........................      12,300          35,977
 Hastings Manufacturing Co.............................         700           3,538
 *Hathaway Corp........................................       2,900          10,875

                                      128
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hauppauge Digital, Inc...............................      13,500    $     37,125
 *Hauser, Inc..........................................       5,050           3,156
 Haverty Furniture Co., Inc............................      16,200         205,740
 Haverty Furniture Co., Inc. Class A...................         400           5,400
 *Hawaiian Airlines, Inc...............................      42,400         131,016
 Hawaiian Electric Industries, Inc.....................      13,300         493,031
 *Hawk Corp............................................       9,600          64,800
 *Hawker Pacific Aerospace.............................       9,300          30,643
 Hawkins, Inc..........................................      13,800         121,440
 *Hawthorne Financial Corp.............................       7,200         124,632
 *Hayes Lemmerz International, Inc.....................      44,900         370,425
 HCC Insurance Holdings, Inc...........................      49,900       1,237,021
 *HD Vest, Inc.........................................       3,000          62,715
 *HeadHunter.Net, Inc..................................      15,400          57,365
 *Headwaters, Inc......................................      24,900         351,712
 *Headway Corporate Resources, Inc.....................      15,900          23,055
 *Health Grades, Inc...................................       8,700           1,740
 *Health Management Systems, Inc.......................      23,725          45,671
 *Health Risk Management, Inc..........................       6,500          30,712
 *HealthAxis, Inc......................................      18,300          26,901
 *Healthcare Recoveries, Inc...........................      14,600          65,919
 *Healthcare Services Group, Inc.......................      14,000          99,890
 *Healthcare.com Corp..................................      38,200         106,960
 *Healthcor Holdings...................................       3,000              22
 *HearMe...............................................       1,200             678
 *Heartland Express, Inc...............................      36,676       1,024,544
 *Hearx, Ltd...........................................      14,300          23,166
 *Hector Communications Corp...........................       4,600          54,510
 *HEI, Inc.............................................       6,100          52,246
 Heico Corp............................................      12,900         233,490
 Heico Corp. Class A...................................       3,857          67,806
 *Heidrick & Struggles International, Inc..............      19,300         621,749
 Helix Technology Corp.................................      27,000         761,670
 *Hemasure, Inc........................................       6,600           2,673
 *#Hemispherx Biopharma, Inc...........................      40,100         220,550
 Herbalife International, Inc. Class A.................      14,000         117,670
 Herbalife International, Inc. Class B.................      12,200          99,735
 Heritage Financial Corp...............................      12,400         129,518
 *Herley Industries, Inc...............................       8,400         151,200
 *Heska Corp...........................................      35,300          42,536
 *Hexcel Corp..........................................      53,300         564,980
 HF Financial Corp.....................................       6,100          73,444
 *HI/FN, Inc...........................................      11,400         208,677
 *Hibbett Sporting Goods, Inc..........................       9,000         358,245
 Hickory Tech Corp.....................................      14,900         207,110
 *High Plains Corp.....................................      21,300          79,662
 *Highlands Insurance Group, Inc.......................      19,500          93,210
 Hilb Rogal Hamilton Co................................      21,000         885,150
 *Hines Horticulture, Inc..............................      30,600         126,225
 *Hirsch International Corp. Class A...................       5,500           6,270
 *Hi-Shear Industries, Inc.............................         500           1,475
 *Hi-Shear Technology Corp.............................       8,600          17,630
 *Hi-Tech Pharmacal, Inc...............................       4,400          32,912
 *HMI Industries, Inc..................................       5,400           6,210
 HMN Financial, Inc....................................       6,000          90,120
 *HNC Software, Inc....................................      13,800         387,297
 *Hoenig Group, Inc....................................      10,600         112,837
 *Holiday RV Superstores, Inc..........................       9,400          35,062
 *Hollis-Eden Pharmaceuticals, Inc.....................      17,900         140,157
 Holly Corp............................................      10,700         459,565
 *Hollywood Casino Corp. Class A.......................      37,600         323,360
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hollywood Entertainment Corp.........................      64,200    $    364,977
 *Hollywood Media Corp.................................      23,500          99,522
 *Hologic, Inc.........................................      21,500         119,002
 Home Federal Bancorp..................................       6,100         104,005
 Home Loan Financial Corp..............................       2,400          24,420
 *Home Products International, Inc.....................       9,400          20,398
 *#Homebase, Inc.......................................      46,050         151,044
 *#Homegold Financial, Inc.............................       7,700           3,388
 *Homeland Holding Corp................................       3,000             705
 Hooper Holmes, Inc....................................     100,100         990,990
 *Hoover's, Inc........................................      10,200          36,975
 HopFed Bancorp, Inc...................................       2,100          26,061
 Horace Mann Educators Corp............................      58,800       1,244,208
 Horizon Financial Corp................................      13,860         152,817
 *Horizon Health Corp..................................       6,700          59,295
 *Horizon Medical Products, Inc........................       7,400           7,585
 *Horizon Offshore, Inc................................      26,300         483,525
 *Horizon Organic Holding Corp.........................      13,700          88,981
 *Horizon Pharmacies, Inc..............................       7,600           4,940
 *Hot Topic, Inc.......................................      31,600         912,608
 *HotJobs.com, Ltd.....................................      43,900         262,083
 *Houston Exploration Co...............................      31,500       1,070,685
 *Hovnanian Enterprises, Inc. Class A..................      30,626         520,336
 *Hovnanian Enterprises, Inc. Class B..................       1,150          19,538
 *#Howell Corp.........................................       2,310          32,224
 *Howtek, Inc..........................................       3,600           7,902
 *HPSC, Inc............................................       2,100          18,480
 *HS Resources, Inc....................................      28,300       1,849,971
 *HTE, Inc.............................................      19,100          52,716
 *Hub Group, Inc. Class A..............................       9,800         129,213
 *Hudson Hotels Corp...................................       1,033             832
 Hudson River Bancorp, Inc.............................      21,500         423,550
 *#Hudson Technologies, Inc............................       6,600          13,662
 Hudson United Bancorp.................................      18,400         448,776
 *Huffy Corp...........................................      13,000         131,560
 Hughes Supply, Inc....................................      35,500         688,345
 *Hungry Minds, Inc....................................      16,100         107,065
 *Hunt (J.B.) Transport Services, Inc..................      56,200       1,125,967
 Hunt Corp.............................................      13,600          74,936
 *Huntco, Inc. Class A.................................       4,900           5,512
 *Hurco Companies, Inc.................................       6,200          21,049
 *Hutchinson Technology, Inc...........................      39,700         582,597
 *Hycor Biomedical, Inc................................      11,900          86,929
 *Hypercom Corp........................................      54,600         214,578
 *HyperFeed Technologies, Inc..........................      22,600          52,319
 *Hyperion Solutions Corp..............................      34,635         527,664
 *Hyseq, Inc...........................................      21,200         268,922
 *I.C. Isaacs & Co., Inc...............................       7,200           4,968
 *i3 Mobile, Inc.......................................       3,600           9,126
 *#iBasis, Inc.........................................      13,700          53,772
 Iberiabank Corp.......................................       8,500         237,787
 *Ibis Technology Corp.................................      13,300         168,976
 *Ico, Inc.............................................      14,320          35,657
 *ICT Group, Inc.......................................      15,700         258,500
 *ICU Medical, Inc.....................................      10,700         395,525
 *IdeaMall, Inc........................................      13,500          22,882
 *Identix, Inc.........................................      53,300         347,516
 Idex Corp.............................................      26,700         863,745
 *IDEXX Laboratories, Inc..............................      30,800         916,762
 *IDT Corp.............................................      29,500         770,835
 *IDX Systems Corp.....................................      41,500         700,935
 *IEC Electronics Corp.................................       8,100          10,449

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *IFR Systems, Inc.....................................      10,700    $     24,021
 *iGate Capital Corp...................................      50,400          97,020
 *#IGEN, Inc...........................................      24,900         552,904
 *IGI, Inc.............................................       9,600           5,760
 *Igo Corp.............................................       5,000           3,150
 *IHOP Corp............................................      27,900         711,450
 *II-VI, Inc...........................................      14,370         219,214
 Ikon Office Solutions, Inc............................      78,200         633,420
 *Ikos Systems, Inc....................................      13,700         109,394
 *Il Fornaio (America) Corp............................       5,800          63,597
 *Illuminet Holdings, Inc..............................      12,900         383,581
 *Image Entertainment, Inc.............................      24,600          68,880
 *ImageX.com, Inc......................................       7,000          10,045
 *iManage, Inc.........................................       4,300          13,480
 *Imation Corp.........................................      19,600         427,868
 *Imatron, Inc.........................................     144,600         268,233
 IMCO Recycling, Inc...................................      20,600         145,230
 *Immersion Corp.......................................       5,800          24,708
 *Immucor, Inc.........................................       3,200           7,936
 *Immune Response Corp.................................      42,500         208,887
 *Immunogen, Inc.......................................      46,300         747,976
 *Immunomedics, Inc....................................      38,000         611,610
 *Impath, Inc..........................................      22,600         846,257
 *Impax Laboratoroes, Inc..............................      15,300         173,808
 *Impco Technologies, Inc..............................      17,000         525,045
 *Imperial Credit Industries, Inc......................      45,290          55,027
 *Imperial Sugar Co....................................      14,551           1,841
 *Impreso.com, Inc.....................................       5,300           9,725
 *IMR Global Corp......................................      69,100         567,656
 *Incara Pharmaceuticals Corp..........................       8,600          15,738
 *Incyte Pharmaceuticals, Inc..........................       4,200          89,145
 Independence Community Bank Corp......................      17,540         334,400
 Independence Holding Co...............................       2,750          40,081
 Independent Bank Corp.................................      21,600         350,460
 Independent Bank East.................................      17,125         441,226
 *Individual Investor Group, Inc.......................      12,700           3,365
 *Indus International, Inc.............................      51,200         244,224
 Industrial Bancorp, Inc...............................       4,100          82,861
 *Industrial Data Systems Corp.........................       5,000           5,225
 *Industrial Distribution Group, Inc...................       9,700          20,855
 *Industrial Holdings, Inc.............................      13,000          26,325
 *Industri-Matematik International Corp................      38,000          38,760
 *Inet Technologies, Inc...............................      16,400         122,344
 *Infinium Software, Inc...............................      18,800          19,646
 *Infocrossing, Inc....................................       8,000          59,240
 *Infocure Corp........................................      46,900          64,253
 *InFocus Corporation..................................      25,300         427,696
 *Infogrames, Inc......................................      25,200         172,368
 *Infonautics Corp. Class A............................       8,500           6,715
 *#Information Architects Corp.........................      46,600          90,637
 *Information Holdings, Inc............................      24,400         551,440
 *Information Resources, Inc...........................      36,800         336,536
 *InforMax, Inc........................................      11,600          68,440
 *Inforte Corp.........................................       4,600          47,035
 *InfoSpace, Inc.......................................       2,700          10,489
 *infoUSA, Inc.........................................      78,700         360,446
 *Infu-tech, Inc.......................................       2,000           2,410
 *Ingenuus Corp........................................      29,700           6,979
 Ingles Market, Inc. Class A...........................      14,800         150,738
 *Inkine Pharmaceutical Co., Inc.......................      13,700          60,691
 *Inktomi Corp.........................................      39,300         392,803
                                                            SHARES           VALUE+
                                                            ------           ------
 *Innodata Corp........................................       7,200    $     43,092
 *Innotrac Corp........................................      17,500         114,975
 *Innovative Clinical Solutions, Ltd...................         968             387
 *#Innovative Gaming Corp. of America..................       8,300          11,454
 *Innoveda, Inc........................................      19,700          60,971
 *Innovex, Inc.........................................      23,700          90,652
 *Inprimis, Inc........................................      17,200           5,246
 *Input/Output, Inc....................................      79,500         946,050
 *Insight Enterprises, Inc.............................      16,543         380,572
 *Insignia Financial Group, Inc........................      28,733         344,796
 *Insilco Holding Co...................................         192           4,800
 *inSilicon Corp.......................................       5,900          21,063
 *Insite Vision, Inc...................................      34,100          45,694
 *Insituform East, Inc.................................       1,700           2,269
 *Insituform Technologies, Inc. Class A................      11,810         431,124
 *Insmed, Inc..........................................      28,000         170,800
 *Inspire Insurance Solutions, Inc.....................      24,550          17,799
 Insteel Industries, Inc...............................       7,900          11,455
 *Insurance Auto Auctions, Inc.........................      15,000         203,325
 *Insurance Management Solutions, Inc..................      16,600          13,031
 *InsWeb Corp..........................................      10,000           8,950
 *INT Media Group, Inc.................................       6,000          18,120
 Integra Bank Corp.....................................      22,294         456,581
 *Integra Lifesciences Corp............................      26,200         495,966
 *#Integra, Inc........................................       5,900           4,218
 *Integral Systems, Inc................................      15,000         345,075
 *Integral Vision, Inc.................................      11,700           2,106
 *IntegraMed America, Inc..............................       4,800          24,600
 *Integrated Circuit Systems, Inc......................      47,100         773,382
 *Integrated Electrical Services, Inc..................      44,800         402,752
 *Integrated Information Systems, Inc..................       5,000           4,925
 *Integrated Measurement System, Inc...................      10,300         193,743
 *Integrated Silicon Solution, Inc.....................      38,400         515,136
 *Integrated Telecom Express, Inc......................         700           1,781
 *INTELFILM Corp.......................................       8,300           5,436
 *Intellidata Technologies Corp........................      60,000         314,400
 *Intelligent Systems Corp.............................       5,800          25,317
 *Intelligroup, Inc....................................      23,300          27,028
 *Inter Parfums, Inc...................................      15,300         188,725
 *Interactive Intelligence, Inc........................       4,000          54,020
 *InterCept Group, Inc.................................      20,500         611,617
 Interchange Financial Services Corp...................       8,400         151,788
 *InterDent, Inc.......................................      22,600          10,961
 *Interdigital Communications Corp.....................      56,300         781,725
 Interface, Inc. Class A...............................      58,800         361,620
 *Interferon Scientific, Inc...........................       2,435           1,120
 *Intergraph Corp......................................      59,300         888,314
 *#Interliant, Inc.....................................      45,500          53,917
 *Interlink Electronics................................      16,900         147,959
 *Interlinq Software Corp..............................       6,200          12,555
 *Interlogix, Inc......................................      23,000         545,445
 *Interlott Technologies, Inc..........................       8,200          42,640
 *Intermagnetics General Corp..........................      21,858         706,013
 *#Intermedia Communications of Florida, Inc...........       1,800          30,744
 Intermet Corp.........................................      31,300         148,988
 *InterMune, Inc.......................................       8,300         320,006
 *Internap Network Services Corp.......................      76,300         210,206
 *International Aircraft Investors.....................       4,200          16,926
 International Aluminum Corp...........................       2,100          44,394
 *#International FiberCom, Inc.........................      46,900         174,937

                                      130
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *#International Microcomputer Software, Inc...........       5,100    $        803
 International Multifoods Corp.........................      30,000         577,500
 *International Remote Imaging Systems, Inc............      10,100          18,180
 International Shipholding Corp........................       7,900          65,965
 *International Speciality Products, Inc...............      89,000         864,190
 *International Total Services, Inc....................       5,600           1,512
 *Internet Commerce and Communications, Inc............      23,300           6,640
 *Internet Commerce Corp...............................       4,000          10,300
 *#Internet Pictures Corp..............................       2,500           1,700
 *Interneuron Pharmaceuticals, Inc.....................      56,900         380,945
 *Interphase Corp......................................       9,300          64,821
 *#Interplay Entertainment Corp........................      29,200          80,154
 Interpool, Inc........................................      38,000         514,900
 *Interpore International..............................      30,100         157,272
 Interstate Bakeries Corp..............................      15,900         237,705
 *Interstate National Dealers Services, Inc............       6,000          31,020
 Inter-Tel, Inc........................................      42,700         535,885
 *Intervisual Books, Inc. Class A......................       1,000           1,590
 *Intervoice, Inc......................................      55,117         563,020
 *Intest Corp..........................................      10,100          76,255
 *Intevac, Inc.........................................      15,300          83,308
 *Intimate Brands, Inc.................................      18,800         284,632
 *IntraBiotics Pharmaceuticals, Inc....................       5,400          11,610
 *IntraNet Solutions, Inc..............................      25,400         917,321
 *#Intraware, Inc......................................      27,300          50,641
 *Intrusion.com, Inc...................................      30,100          91,955
 Invacare Corp.........................................      31,100       1,153,810
 *Inverness Medical Technology, Inc....................      29,416       1,067,801
 Investors Title Co....................................       1,400          20,622
 *Invision Technologies, Inc...........................      17,100          58,995
 *Invivo Corp..........................................       6,800          65,858
 *Iomed, Inc...........................................       9,700          30,361
 *Iomega Corp..........................................      74,400         201,624
 *Ion Networks, Inc....................................      21,900          17,848
 *Ionics, Inc..........................................      23,800         644,980
 *Iridex Corp..........................................       8,600          35,819
 Irwin Financial Corp..................................      29,500         655,047
 *Isco, Inc............................................      14,735         126,721
 *Isis Pharmaceuticals, Inc............................      61,400         735,265
 *Isle of Capri Casinos, Inc...........................      46,300         375,724
 *Isolyser Co., Inc....................................      61,910          96,270
 *I-Stat Corp..........................................      29,200         486,472
 *IT Group, Inc .......................................      36,080         224,778
 *ITC Deltacom, Inc....................................      59,500         315,945
 *ITC Learning Corp....................................       3,800             760
 *ITLA Capital Corp....................................       9,200         155,986
 *#Itron, Inc..........................................      24,200         273,581
 *ITT Educational Services, Inc........................      37,300       1,342,800
 *ITXC Corp............................................      13,200          51,282
 *Ivex Packaging Corp..................................      27,500         423,500
 *IVI Checkmate Corp...................................      24,500          78,522
 *#iVillage, Inc.......................................       4,100           5,924
 *#iXL Enterprises, Inc................................      35,700          45,517
 *IXYS Corp............................................      34,200         444,087
 *J & J Snack Foods Corp...............................      12,700         296,291
 *J Net Enterprises, Inc...............................       8,600          37,840
 *J. Alexander's Corp..................................       9,600          23,040
 *J. D. Edwards & Co...................................       1,600          17,288
                                                            SHARES           VALUE+
                                                            ------           ------
 *J. Jill Group, Inc...................................      16,000    $    276,880
 J. M. Smucker Co......................................      12,200         305,244
 *j2 Global Communication, Inc.........................       9,866          37,788
 *Jack in the Box, Inc.................................      15,500         397,575
 Jacksonville Bancorp, Inc.............................       1,600          30,272
 *Jaclyn, Inc..........................................       1,300           3,510
 *Jaco Electronics, Inc................................       8,859          61,884
 *Jacobson Stores, Inc.................................       7,400          26,640
 *Jakks Pacific, Inc...................................      31,600         497,068
 *JDA Software Group, Inc..............................      38,700         588,433
 Jefferies Group, Inc..................................      38,100       1,163,955
 *Jennifer Convertibles, Inc...........................       1,300           2,600
 JLG Industries, Inc...................................      65,700         771,975
 *JLM Industries, Inc..................................       6,500          14,787
 *JMAR Industries, Inc.................................      30,400         118,408
 *JNI Corp.............................................      10,800         144,342
 *Jo-Ann Stores, Inc. Class A..........................       4,500          19,800
 *Jo-Ann Stores, Inc. Class B..........................       3,400           9,622
 *Johnson Outdoors, Inc................................       6,700          50,015
 *Jones Lang LaSalle, Inc..............................      41,200         517,060
 *Jore Corp............................................      10,000           2,900
 *Jos. A. Bank Clothiers, Inc..........................       7,600          46,588
 *Joule, Inc...........................................       1,500           2,040
 *Journal Register Co..................................      54,200         921,400
 *JPM Co...............................................      10,200           2,193
 *JPS Industries, Inc..................................      10,700          56,977
 *Judge.com, Inc.......................................      16,700          22,127
 *Juno Lighting, Inc...................................         980           9,682
 *#Juno Online Services, Inc...........................      32,500          43,387
 *Jupiter Media Metrix, Inc............................       7,800          11,739
 K Swiss, Inc. Class A.................................      12,100         292,275
 *K2, Inc..............................................      28,675         295,352
 *Kaiser Aluminum Corp.................................     114,400         474,760
 *Kaiser Ventures, Inc.................................       9,500         121,220
 Kaman Corp. Class A...................................      34,900         595,045
 *Kaneb Services, Inc..................................      47,400         326,586
 *Kansas City Southern Industries, Inc.................      69,800       1,123,082
 *Kasper A.S.L., Ltd...................................       5,500             825
 Katy Industries, Inc..................................      10,100          53,530
 Kaydon Corp...........................................      29,900         772,616
 Kaye Group, Inc.......................................       3,000          41,625
 KB Home Corp..........................................      17,600         447,216
 *KBK Capital Corp.....................................       5,000          18,500
 *KCS Energy, Inc......................................      11,800          99,592
 *Keane, Inc...........................................       4,800          90,768
 *Keith Companies, Inc.................................       1,800          32,580
 Keithley Instruments, Inc.............................       2,000          51,200
 *#Kellstrom Industries, Inc...........................      19,100          31,706
 Kellwood Co...........................................      38,200         898,082
 Kelly Services, Inc...................................       6,900         161,632
 *Kendle International, Inc............................      14,600         273,896
 Kennametal, Inc.......................................      13,100         460,203
 *Kennedy-Wilson, Inc..................................      11,800          43,424
 *Kensey Nash Corp.....................................      19,300         253,988
 *Kent Electronics Corp................................      42,700         914,207
 *Kentucky Electric Steel, Inc.........................       2,800           3,780
 Kentucky First Bancorp, Inc...........................         900          10,589
 *#Keravision, Inc.....................................      26,400             594
 *Kevco, Inc...........................................       8,300             208
 Kewaunee Scientific Corp..............................       2,000          20,060
 *Key Energy Group, Inc................................      64,500         883,650
 *Key Production Co., Inc..............................      21,304         394,124

                                      131
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Key Technology, Inc..................................       6,100    $     35,319
 *Key Tronic Corp......................................      15,400          28,182
 *Keystone Automotive Industries, Inc..................      23,040         232,704
 *Keystone Consolidated Industries, Inc................      13,000          22,100
 *kforce.com, Inc......................................      48,427         315,502
 *#KFX, Inc............................................      34,900          80,270
 Kimball International, Inc. Class B...................      38,700         561,344
 *Kimmins Corp.........................................       3,400           1,938
 *Kinark Corp..........................................       6,800           8,840
 *Kirby Corp...........................................      39,200         980,000
 *Kit Manufacturing Co.................................         300             938
 Klamath First Bancorp, Inc............................       9,900         142,164
 Knape & Vogt Manufacturing Co.........................       3,190          41,247
 *Knight Transportation, Inc...........................      19,300         541,269
 *Koala Corp...........................................      12,000          48,360
 *#Komag, Inc..........................................     120,334          84,835
 *Kopin Corp...........................................      26,000         246,090
 *Korn/Ferry International.............................      37,900         820,535
 *Kos Pharmaceuticals, Inc.............................      27,100         678,584
 *Koss Corp............................................       3,300         116,408
 *#Krauses Furniture, Inc..............................      23,100           6,468
 *Kroll-O'Gara Co......................................      34,800         253,170
 *Kronos, Inc..........................................      19,600         642,096
 *Krug International Corp..............................       1,048           2,201
 *#K-Tel International, Inc............................      12,700           1,746
 *K-Tron International, Inc............................       6,200          91,171
 *Kulicke & Soffa Industries, Inc......................      53,000         785,990
 *Kushner-Locke Co.....................................      16,600           1,951
 *K-V Pharmaceutical Co. Class A.......................      24,600         526,194
 *K-V Pharmaceutical Co. Class B.......................      12,450         267,052
 *KVH Industries, Inc..................................      10,600          80,507
 *#L90, Inc............................................       6,000          13,950
 *La Jolla Pharmceutical Co............................      35,100         254,124
 *LaBarge, Inc.........................................      18,600          54,498
 *LabOne, Inc..........................................      19,050         143,732
 *Labor Ready, Inc.....................................      70,600         281,694
 Laclede Gas Co........................................      30,200         721,780
 *Laclede Steel Co.....................................       2,700               0
 *LaCrosse Footwear, Inc...............................       9,000          25,200
 *Ladish Co., Inc......................................      17,400         233,856
 *Lakeland Industries, Inc.............................       2,000           9,160
 *Lakes Gaming, Inc....................................      11,475         110,045
 *Lamson & Sessions Co.................................      21,600         226,368
 *Lancaster Colony Corp................................      13,600         422,348
 Lance, Inc............................................      40,500         469,800
 *Lancer Corp..........................................      10,925          69,374
 *Landair Corp.........................................       4,100          22,366
 Landamerica Financial Group, Inc......................      19,100         545,305
 Landauer, Inc.........................................      12,200         355,020
 *Landec Corp..........................................      17,500          66,763
 *Landmark Systems, Inc................................      21,400          77,575
 Landrys Seafood Restaurants, Inc......................      31,700         475,500
 *Lands End, Inc.......................................      32,200       1,155,336
 *Landstar Systems, Inc................................      13,400         887,147
 *Larscom, Inc.........................................      11,500          27,198
 *Laser Pacific Media Corp.............................      12,200          40,016
 *#Laser Technology, Inc...............................       5,000           6,000
 *Laser Vision Centers, Inc............................      34,400         117,476
 *#Laserscope..........................................      15,100          27,709
 *#LaserSight Corporation..............................      28,400          69,154
 *Lason, Inc...........................................      27,300           7,371
                                                            SHARES           VALUE+
                                                            ------           ------
 *Latitude Communications, Inc.........................      23,100    $     42,620
 *Launch Media, Inc....................................      10,500           8,190
 Lawrence Savings Bank.................................       4,300          50,848
 Lawson Products, Inc..................................      12,800         351,360
 *Layne Christensen Co.................................      20,200         168,165
 *Lazare Kaplan International, Inc.....................      12,000          67,800
 La-Z-Boy, Inc.........................................      24,100         453,080
 LBP, Inc..............................................       3,200          17,696
 *LCA-Vision, Inc......................................      71,400         205,632
 *LCC International, Inc. Class A......................      18,200          95,823
 *LeadingSide, Inc.....................................      15,100             151
 *Leapnet, Inc.........................................      36,622          10,803
 *#Learn2.com, Inc.....................................      76,415          19,486
 *Learning Tree International, Inc.....................      13,300         314,678
 *Lechters, Inc........................................      17,000           1,785
 *Lecroy Corp..........................................      12,500         214,063
 *Lectec Corp..........................................       5,000          11,375
 Ledger Capital Corp...................................       3,400          35,190
 *LendingTree, Inc.....................................       5,500          33,248
 Lennox International, Inc.............................      27,605         252,586
 Lesco, Inc............................................      13,600         164,764
 *Let's Talk Cellular & Wireless, Inc..................       4,000             110
 *#Level 8 Systems, Inc................................      20,129          92,795
 *Lexicon Genetics, Inc................................      16,800         168,420
 Libbey, Inc...........................................      18,900         584,955
 *Liberate Technologies, Inc...........................      37,300         315,931
 Liberty Bancorp, Inc..................................       2,700          28,796
 Liberty Corp..........................................      19,800         747,450
 *Liberty Digital, Inc.................................      13,300          72,618
 Liberty Homes, Inc. Class A...........................         200           1,090
 *Liberty Livewire Corp. Class A.......................       4,280          27,927
 *Life Financial Corp..................................      12,000           8,160
 *Lifecell Corp........................................      17,500          30,800
 *Lifecore Biomedical, Inc.............................      20,200         120,998
 *Lifeline Systems, Inc................................       4,100          75,953
 *LifeMinders, Inc.....................................       7,300          10,001
 *#LifePoint, Inc......................................      12,100          45,980
 Lifetime Hoan Corp....................................      15,062         109,200
 *Ligand Pharmaceuticals, Inc. Class B.................      55,977         739,176
 *Lightbridge, Inc.....................................      42,421         647,981
 *Lightning Rod Software, Inc..........................         580             168
 *LightPath Technologies, Inc..........................      21,900         234,440
 Lillian Vernon Corp...................................      11,600          85,260
 Lincoln Electric Holdings.............................      16,900         403,572
 Lindsay Manufacturer Co...............................      15,700         280,245
 *Linens 'n Things, Inc................................      14,600         422,086
 *Lionbridge Technologies, Inc.........................      22,900          41,793
 Liqui Box Corp........................................       4,400         169,950
 *Liquid Audio, Inc....................................      19,200          49,248
 *Lithia Motors, Inc. Class A..........................      12,000         231,600
 *#Litronic, Inc.......................................       2,200           8,602
 *Littlefield, Adams & Co..............................         900              28
 *Littlefuse, Inc......................................      29,800         836,039
 *LLEX Oncology, Inc...................................      29,900         653,465
 *LLX Resorts, Inc.....................................       2,900           9,570
 *LMI Aerospace, Inc...................................       7,900          39,066
 LNR Property Corp.....................................      32,600       1,013,860
 *Lodgenet Entertainment Corp..........................      19,500         345,150
 *#Lodgian, Inc........................................      22,000          17,600
 *Loews Cineplex Entertainment Corp....................      68,100           9,534
 *#Log On America, Inc.................................         600             246
 *Logic Devices, Inc...................................      10,000          14,450

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Logility, Inc........................................      20,900    $     70,956
 *Lojack Corp..........................................      25,700         147,775
 Lone Star Steakhouse Saloon...........................      41,500         538,463
 *Lone Star Technologies, Inc..........................       9,500         424,175
 Longs Drug Stores Corp................................      15,700         376,800
 Longview Fibre Co.....................................      72,300         957,975
 *#LookSmart, Ltd......................................      34,400          48,848
 *Lowrance Electronics, Inc............................       2,200           7,018
 LSB Bancshares, Inc. NC...............................       5,156          68,704
 LSI Industries, Inc...................................      14,700         389,109
 *LSI Logic Corp.......................................       5,002          91,587
 *#LTV Corp............................................     125,800           7,988
 *LTX Corp.............................................      35,500         861,053
 Luby's Cafeterias, Inc................................      32,900         280,308
 Lufkin Industries, Inc................................       8,200         245,877
 *#Luminant Worldwide Corp.............................       3,700           2,498
 *Luminex Corp.........................................       8,700         187,529
 *Lund International Holdings, Inc.....................       2,200           1,606
 *Lydall, Inc..........................................      23,700         336,540
 *Lynch Corp...........................................       2,200          64,900
 *Lynch Interactive Corp...............................       4,400         233,200
 *#Lynx Therapeutics, Inc..............................      18,200         121,212
 *M.H. Meyerson & Co., Inc.............................       8,300          15,480
 MacDermid, Inc........................................      31,400         542,592
 *Mace Security International, Inc.....................      26,100          27,275
 *Mac-Gray Corp........................................      23,100          85,470
 *Mackie Designs, Inc..................................      16,100          89,919
 *Macromedia, Inc......................................      12,340         276,231
 *Madden (Steven), Ltd.................................      19,700         317,466
 *Made2Manage Systems, Inc.............................       7,000          27,160
 Madison Gas & Electric Co.............................      25,000         589,500
 MAF Bancorp, Inc......................................      36,000         980,100
 *Magellan Health Services, Inc........................      39,600         478,368
 *Magna Entertainment Corp.............................       6,200          37,603
 *Magnetek, Inc........................................      37,200         459,420
 *Magnum Hunter Resources, Inc.........................      32,200         305,578
 *MAI Systems Corp.....................................       7,600           4,180
 *MAII Holdings, Inc...................................       7,900          21,251
 *Mail-Well, Inc.......................................      80,600         435,240
 *Main Street & Main, Inc..............................      16,000          62,160
 Main Street Bancorp, Inc..............................      13,700         137,000
 Maine Public Service Co...............................       1,700          51,000
 *#Major Automotive Companies, Inc.....................       4,380          12,395
 *Mallon Resources Corp................................      12,700          76,581
 *Management Network Group, Inc........................      10,800          72,090
 *Manatron, Inc........................................       1,102           5,620
 *Manchester Technologies, Inc.........................      12,600          30,996
 *Manhattan Associates, Inc............................      32,000       1,056,160
 Manitowoc Co., Inc....................................      35,150         978,225
 *Manning (Greg) Auctions, Inc.........................       9,200          19,780
 *Mapics, Inc..........................................      28,900         153,315
 *Mapinfo Corp.........................................      19,200         567,072
 *marchFIRST, Inc......................................      27,900               0
 Marcus Corp...........................................      21,700         310,310
 *Marimba, Inc.........................................      20,400          47,838
 Marine Products Corp..................................      22,620          99,528
 *MarineMax, Inc.......................................      17,500         152,950
 *#Marisa Christina, Inc...............................       6,700          10,452
 Maritrans, Inc........................................      14,900         148,106
 *Markel Corp..........................................       4,000         783,000
 *#Marketing Services, Inc.............................      38,800          40,546
 *MarketWatch.com, Inc.................................      19,800          56,133
                                                            SHARES           VALUE+
                                                            ------           ------
 *MarkWest Hydrocarbon, Inc............................       8,500    $     62,050
 *Marlton Technologies, Inc............................       7,800           3,705
 Marsh Supermarkets, Inc. Class A......................       1,600          23,456
 Marsh Supermarkets, Inc. Class B......................       5,800          72,906
 *Martek Biosciences Corp..............................      26,700         593,007
 *Marten Transport, Ltd................................       4,200          60,795
 *#Marvel Enterprises, Inc.............................      22,100          52,819
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp.........................................       4,200         142,023
 *Mastec, Inc..........................................      19,100         306,937
 *Matec Corp...........................................       1,650           7,673
 *Material Sciences Corp...............................      20,500         165,025
 *Mathsoft, Inc........................................       6,300          13,797
 *Matlack Systems, Inc.................................      11,800           3,245
 *Matria Healthcare, Inc...............................      12,900         203,498
 *Matritech, Inc.......................................      40,100         139,348
 *Matrix Bancorp, Inc..................................       9,500          98,040
 *Matrix Pharmaceutical, Inc...........................      36,900         390,587
 *Matrix Service Co....................................      10,800          78,516
 *MatrixOne, Inc.......................................      17,600         326,656
 Matthews International Corp. Class A..................      21,300         746,778
 *Mattson Technology, Inc..............................      47,445         830,050
 *Maui Land & Pineapple Company, Inc...................       4,300          94,815
 *Maverick Tube Corp...................................      34,500         833,175
 *Max & Ermas Restaurants, Inc.........................       3,300          32,076
 *Maxco, Inc...........................................       4,000          25,500
 *#Maxicare Health Plans, Inc..........................       3,580           4,475
 *Maxim Pharmaceuticals, Inc...........................      17,100         144,923
 *Maximus, Inc.........................................      31,500       1,160,775
 *Maxtor Corp..........................................      45,100         273,757
 *Maxwell Shoe Company, Inc............................      11,400         184,110
 *Maxwell Technologies, Inc............................      15,800         331,484
 *Maxxam, Inc..........................................       8,700         180,960
 *Maxygen, Inc.........................................       9,400         164,077
 *Maynard Oil Co.......................................       6,200         127,968
 *Mayor's Jewelers, Inc................................      25,800          97,266
 *Mays (J.W.), Inc.....................................         200           2,050
 *Mazel Stores, Inc....................................      12,700          40,640
 *MB Financial, Inc....................................       7,100         157,230
 *McClain Industries, Inc..............................       1,166           3,061
 McGrath Rent Corp.....................................      12,600         346,437
 *MCK Communications, Inc..............................      16,700          34,820
 *McMoran Exploration Co...............................      22,164         293,673
 *McNaughton Apparel Group, Inc........................      12,100         272,190
 *#MCSI, Inc...........................................      19,900         319,395
 MDC Holdings, Inc.....................................      36,290       1,144,224
 *Meade Instruments Corp...............................      26,200         118,031
 *Meadow Valley Corp...................................       2,400           6,672
 Meadowbrook Insurance Group, Inc......................      11,000          44,990
 *Measurement Specialties, Inc.........................      12,900         323,532
 *Mechanical Dynamics, Inc.............................       8,100          77,558
 *Mechanical Technology, Inc...........................       4,700          47,846
 *Med-Design Corp......................................       3,600          83,070
 Medford Bancorp, Inc..................................      10,600         200,181
 *#Media 100, Inc......................................      17,700          37,790
 *#Media Arts Group, Inc...............................      20,600          66,538
 *MediaBay, Inc........................................      18,800          17,390
 *Medialink Worldwide, Inc.............................       7,300          25,733
 *Medical Action Industries, Inc.......................      14,200         106,997
 *Medical Advisory Systems, Inc........................       3,800          12,160
 *Medical Assurance, Inc...............................      34,450         533,975

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Medical Resources, Inc..............................       5,235    $         34
 *Medicore, Inc........................................       3,800           4,921
 *#Medplus, Inc........................................       7,400          14,504
 *Medquist, Inc........................................      36,900         941,319
 *Medstone International, Inc..........................       6,000          29,520
 *MEDTOX Scientific, Inc...............................       3,000          24,600
 *Memberworks, Inc.....................................      23,700         557,069
 *MEMC Electronic Materials, Inc.......................      45,000         310,500
 *Mens Warehouse, Inc..................................      15,700         420,446
 Mentor Corp...........................................      38,000       1,004,150
 *Mentor Graphics Corp.................................      43,300       1,139,007
 *Mercator Software, Inc...............................      33,400          77,488
 Merchants Bancshares, Inc.............................       5,500         157,850
 Merchants Group, Inc..................................       1,300          25,740
 *Mercury Air Group, Inc...............................       8,400          58,716
 *Mercury Computer Systems, Inc........................      19,300         920,707
 Meridian Bioscience, Inc..............................      18,900          99,887
 Meridian Insurance Group, Inc.........................       3,267          98,059
 *Meridian Medical Technology, Inc.....................       4,600          68,103
 *Meridian Resource Corp...............................      69,000         503,700
 *MeriStar Hotels & Resorts, Inc.......................      38,200          78,310
 *Merit Medical Systems, Inc...........................      12,400          94,364
 *Merix Corp...........................................      16,200         331,776
 *Merrimac Industries, Inc.............................       1,160          17,284
 *Mesa Air Group, Inc..................................      53,700         625,068
 *Mesa Labs, Inc.......................................       4,900          24,990
 *Mesaba Holdings, Inc.................................      32,450         356,463
 *Messagemedia, Inc....................................      89,100          37,868
 *Mestek, Inc..........................................       5,400         141,480
 *Meta Group, Inc......................................      16,500          41,333
 Metals USA, Inc.......................................      57,900         127,959
 *Metatec Corp. Class A................................       7,800           8,190
 *Metawave Communications Corp.........................      16,900          67,009
 Methode Electronics, Inc. Class A.....................      30,500         227,683
 Met-Pro Corp..........................................      11,175         157,009
 *#Metricom, Inc.......................................      30,700         122,033
 *Metro Information Services, Inc......................      19,300          94,088
 *Metro One Telecommunications, Inc....................      18,500         832,593
 *Metrocall, Inc.......................................      36,985           3,218
 MetroCorp. Bancshares, Inc............................       7,100          69,545
 *Metrologic Instruments, Inc..........................       4,900          50,838
 *Metromedia International Group, Inc..................     152,300         434,055
 *Metropolitan Financial Corp..........................       4,100          14,801
 Metrowest Bank........................................      20,000         166,900
 MFB Corp..............................................       1,800          34,875
 *MFRI, Inc............................................       4,900          13,108
 *MGI Pharma, Inc......................................      26,300         269,838
 MI Schottenstein Homes, Inc...........................      10,500         411,600
 *Michael Anthony Jewelers, Inc........................       7,400          12,950
 *Michaels Stores, Inc.................................      13,000         483,535
 *Micro Component Technology, Inc......................      16,252          55,094
 *Micro Linear Corp....................................      18,700          44,974
 *Microcide Pharmaceuticals, Inc.......................      17,800          74,849
 MicroFinancial, Inc...................................       4,000          64,800
 *Micrografx, Inc......................................      14,700          16,097
 *Micron Electronics, Inc..............................      59,100         103,425
 *Micros Systems, Inc..................................      26,700         569,111
 *Micros to Mainframes, Inc............................       7,100           8,627
 *Microsemi Corp.......................................      21,500       1,235,283
 *Microtest, Inc.......................................      13,000          48,295
 *Micro-Therapeutics, Inc..............................      13,800          82,041
 *Microvision, Inc.....................................      13,800         340,515
                                                            SHARES           VALUE+
                                                            ------           ------
 *Microware Systems Corp...............................      19,500    $     10,530
 Mid America Banccorp..................................      14,214         341,136
 *Mid Atlantic Medical Services, Inc...................      66,700       1,101,884
 Midas, Inc............................................      26,000         346,840
 Middleby Corp.........................................      14,300          86,515
 Middlesex Water Co....................................       4,200         150,213
 Midland Co............................................       3,300         117,480
 Mid-State Bancshares..................................      20,600         314,047
 *Midway Airlines Corp.................................       9,400          32,383
 *#Midway Games, Inc...................................      60,300         699,480
 Midwest Banc Holdings, Inc............................      12,000         243,480
 *Midwest Express Holdings, Inc........................      23,100         394,779
 Midwest Grain Products, Inc...........................      10,400          94,952
 *Mikohn Gaming Corp...................................       7,500          46,275
 Milacron, Inc.........................................      53,000         885,100
 *#Milestone Scientific, Inc...........................       8,800           6,160
 Millennium Chemicals, Inc.............................      15,600         249,600
 *Miller Industries, Inc...............................      52,400          46,112
 *Millerbuilding Systems Escrow Shares.................       3,200             960
 *Miltope Group, Inc...................................      11,000          18,480
 *MIM Corp.............................................      24,600         130,503
 Mine Safety Appliances Co.............................      17,000         497,250
 Minerals Technologies, Inc............................      24,300         981,720
 *Mining Services International Corp...................       2,500           3,013
 Minntech Corp.........................................      10,200          99,705
 Minuteman International, Inc..........................       1,000           9,730
 *MIPS Technologies, Inc...............................      21,700         385,609
 *Miravant Medical Technologies........................      30,200         352,585
 *Misonix, Inc.........................................       7,100          45,795
 *Mission Resources Corp...............................      22,200         178,932
 Mississippi Chemical Corp.............................      39,142         133,866
 Mississippi Valley Bancshares, Inc....................      12,100         435,600
 *Mitcham Industries, Inc..............................      14,900         103,704
 *Mitek Systems, Inc...................................      11,400           8,322
 *Mity-Lite, Inc.......................................       7,200          58,140
 *MKS Instruments, Inc.................................      36,988         987,395
 *Mobile Mini, Inc.....................................      16,300         468,055
 *Mobius Management Systems, Inc.......................      26,000         101,530
 Mocon, Inc............................................       7,800          55,458
 *Modem Media, Inc.....................................       1,800           5,373
 Modine Manufacturing Co...............................      22,700         578,056
 *Modis Professional Services, Inc.....................      81,100         463,081
 *Modtech Holdings, Inc................................      18,457         198,874
 *Moldflow Corp........................................       3,100          52,499
 *Molecular Devices Corp...............................      17,340         382,607
 *Monaco Coach Corp....................................      28,300         621,468
 *Monarch Casino and Resort, Inc.......................      10,400          54,600
 *Monarch Dental Corp..................................      11,000           4,290
 *Mondavi (Robert) Corp. Class A.......................      11,200         542,136
 *Monro Muffler Brake, Inc.............................      10,700         141,508
 Montana Power Co......................................       9,800         125,440
 *Monterey Bay Bancorp, Inc............................       4,300          47,193
 *Monterey Pasta Co....................................      16,400         115,456
 Mony Group, Inc.......................................       2,007          73,757
 *Moog, Inc. Class A...................................       9,400         343,100
 *Moog, Inc. Class B...................................       2,000          84,000
 *Moore Medical Corp...................................       3,900          32,175
 *Morgan's Foods, Inc..................................         900             900
 *Morton Industrial Group, Inc. Class A................       1,000           1,695
 *Morton's Restaurant Group, Inc.......................       6,200         159,650
 *Mossimo, Inc.........................................      16,600          49,385
 *Mother's Work, Inc...................................       3,300          26,070

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Motient Corp.........................................      79,200    $     83,952
 *Motor Car Parts & Accessories, Inc...................       2,500           3,313
 *Motor Cargo Industries, Inc..........................       5,700          53,153
 *Motor Club of America................................         700           5,075
 Movado Group, Inc.....................................      15,200         270,636
 *Movie Gallery, Inc...................................      14,400         208,080
 *MP3.com, Inc.........................................       1,900           9,244
 *#Mpower Communications Corp..........................      29,100          51,798
 *MPW Industrial Services Group........................       5,000           7,375
 *MRO Software, Inc....................................      29,300         412,984
 *MRV Communications, Inc..............................      29,900         290,180
 *MS Carriers, Inc.....................................      18,600         549,444
 *MSC Industrial Direct Co., Inc. Class A..............      24,400         410,896
 *MSC Software Corp....................................      22,500         448,875
 *#MTI Technology Corp.................................      38,300          75,643
 *MTR Gaming Group, Inc................................       8,000          77,160
 MTS Systems Corp......................................      33,040         399,619
 *Mueller Industries, Inc..............................      13,300         425,600
 *Multex.com, Inc......................................      33,000         532,455
 *Multi Color Corp.....................................       1,000          11,550
 Myers Industries, Inc.................................      31,910         480,246
 *#MyPoints.com, Inc...................................       2,000           2,780
 *Myriad Genetics, Inc.................................       2,600         161,473
 Mystic Financial, Inc.................................       1,700          26,308
 *N & F Worldwide Corp.................................      20,700          77,625
 *NABI, Inc............................................      48,300         301,875
 Nacco Industries, Inc. Class A........................       9,100         665,210
 *Nanogen, Inc.........................................      33,100         304,686
 *Nanometrics, Inc.....................................      18,100         486,800
 *Nanophase Technologies Corp..........................      18,800         215,448
 *Napco Security Systems, Inc..........................       2,150          10,363
 *Napro Biotherapeutics, Inc...........................      32,500         372,125
 Nash Finch Co.........................................      14,800         341,510
 *Nashua Corp..........................................       7,600          50,920
 *Nastech Pharmaceutical Co., Inc......................       9,900          76,725
 *NATCO Group, Inc. Class A............................      23,800         285,600
 *Nathans Famous, Inc..................................       9,900          32,670
 *National Beverage Corp...............................      20,400         203,796
 National City Bancorp.................................      11,300         330,695
 National Data Corp....................................      13,400         393,290
 *National Dentex Corp.................................       4,600          99,038
 *National Equipment Services, Inc.....................      25,200          66,402
 *National Home Centers, Inc...........................       3,000           3,075
 *National Home Health Care Corp.......................       4,005          25,352
 *National Information Consortium, Inc.................      38,900          84,608
 National Penn Bancshares, Inc.........................      23,730         474,600
 National Presto Industries, Inc.......................       9,000         247,500
 *National Processing, Inc.............................      69,700       1,704,165
 *National Research Corp...............................       7,000          28,910
 *National RV Holdings, Inc............................      20,700         221,490
 National Service Industries, Inc......................       5,300         134,355
 National Steel Corp. Class B..........................      26,900          44,385
 National Technical Systems, Inc.......................      13,000          27,300
 *National Techteam, Inc...............................      20,500          59,655
 *National Western Life Insurance Co. Class A..........       1,000          93,925
 *NationsRent, Inc.....................................      67,850          38,675
 *Natrol, Inc..........................................      10,000          20,550
 *Natural Alternatives International, Inc..............       5,400          14,310
 *Natural Wonders, Inc.................................       5,700           4,097
 Natures Sunshine Products, Inc........................      27,159         301,329
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nautica Enterprises, Inc.............................      50,500    $  1,033,483
 *Navarre Corp.........................................      32,900          41,125
 *Navidec, Inc.........................................      14,600          35,989
 *Navigant Consulting, Inc.............................      57,800         410,958
 *Navigant International, Inc..........................      18,300         300,395
 *Navigators Group, Inc................................       8,700         148,770
 *NBC Internet, Inc. Class A...........................      45,600          98,724
 NBT Bancorp...........................................      25,448         392,663
 *NBTY, Inc............................................      73,100         943,356
 NCH Corp..............................................       7,200         389,016
 *NCI Building Systems, Inc............................      23,800         322,490
 *#Nco Escrow..........................................      12,000               0
 *NCO Group, Inc.......................................      42,532       1,234,491
 *#NCO Portfolio Management, Inc.......................       1,665          10,906
 *Neff Corp. Class A...................................      25,400          27,686
 Nelson (Thomas), Inc..................................      21,000         148,050
 *Neogen Corp..........................................       6,500          85,313
 *NeoMagic Corp........................................      35,900         120,265
 *#NEON Communications, Inc............................      20,000         150,700
 *NEON Systems, Inc....................................       9,700          51,071
 *Neopharm, Inc........................................      17,800         441,529
 *Neorx Corp...........................................      36,800         188,968
 *Neose Technologies, Inc..............................      23,100         707,900
 *#Neotherapeutics, Inc................................      15,900          63,123
 *Neoware Systems, Inc.................................       6,900          16,491
 *Net Perceptions, Inc.................................      23,500          38,658
 *Net.B@nk, Inc........................................       4,100          43,460
 *Net2000 Communications, Inc..........................      31,300          38,343
 *Net2Phone, Inc.......................................      27,800         254,231
 *Netegrity, Inc.......................................      12,200         412,909
 *#Netergy Networks, Inc...............................      28,700          48,934
 *Netguru, Inc.........................................      17,600          41,888
 *NetIQ Corp...........................................      15,900         386,768
 *Netmanage, Inc.......................................     102,900          69,458
 *Netopia, Inc.........................................      24,700         139,679
 *NetRadio Corp........................................      11,000           3,795
 *NetRatings, Inc......................................         500           6,320
 *Netro Corp...........................................      56,100         253,292
 *Netscout System, Inc.................................      35,300         318,759
 *#NETsilicon, Inc.....................................       2,400          10,440
 *NetSolve, Inc........................................      27,500         196,075
 *Netspeak Corp........................................      22,700          33,823
 *Network Equipment Technologies, Inc..................      34,500         131,100
 *Network Peripherals, Inc.............................      24,400         313,052
 *#Network Plus Corp...................................      61,400         189,419
 *Network Six, Inc.....................................         275             770
 *Netzee, Inc..........................................         687           2,988
 *Neurobiological Technologies, Inc....................       2,700           8,262
 *Neurocrine Biosciences, Inc..........................      30,100       1,095,791
 *Neurogen Corp........................................      21,800         414,418
 *New American Healthcare Corp.........................         200               2
 *New Brunswick Scientific Co., Inc....................       8,877          38,615
 *New Century Equity Holdings Corp.....................      58,200          72,459
 *#New Century Financial Corp..........................      23,500         227,480
 *New Day Runner, Inc..................................       2,140             589
 New England Business Services, Inc....................      22,700         394,980
 New Hampshire Thrift BancShares, Inc..................         200           2,800
 *New Horizons Worldwide, Inc..........................      13,600         249,900
 New Jersey Resources Corp.............................      22,500       1,004,400
 *New World Coffee - Manhattan Bagel...................      11,000          11,605

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
                                                            SHARES           VALUE+
                                                            ------           ------
 New York Community Bancorp Inc........................      68,052    $  2,248,098
 *Newcor, Inc..........................................       6,300           8,505
 Newmark Homes Corp....................................       8,500         123,165
 Newmil Bancorp, Inc...................................       4,700          53,604
 *Newpark Resources, Inc...............................      83,400       1,075,860
 Newport Corp..........................................       1,500          48,353
 *Newsedge Corp........................................      23,500          25,263
 *Newtek Capital, Inc..................................       2,500           8,375
 *Nexell Therapeutics, Inc.............................      19,505          40,083
 *NEXIQ Technologies, Inc..............................       5,300          11,793
 *NextCard, Inc........................................      41,000         372,895
 *Nexthealth, Inc......................................      10,300          53,200
 *Niagara Corp.........................................      12,200          24,400
 Nitches, Inc..........................................         785           5,283
 NL Industries, Inc....................................      23,500         377,880
 *NMS Communications Corp..............................      24,800         178,436
 *NMT Medical, Inc.....................................      16,800          36,960
 NN, Inc...............................................      17,050         172,631
 *Nobel Learning Communities, Inc......................       7,600          66,196
 *Nobility Homes.......................................       6,000          45,150
 *#Noble International, Ltd............................       9,200          60,260
 *Noel Group Inc.......................................       8,000             200
 Noland Co.............................................         200           4,275
 Nordson Corp..........................................      31,800         809,946
 *Norstan, Inc.........................................      14,200          35,926
 *Nortek, Inc..........................................      16,600         481,400
 *North American Scientific, Inc.......................      11,000         201,190
 North Central Bancshares, Inc.........................       2,700          56,012
 North Pittsburgh Systems, Inc.........................      16,700         187,458
 Northeast Bancorp.....................................         900          10,350
 Northeast Pennsylvania Financial Corp.................       5,500          68,475
 Northern Technologies International...................       3,000          15,015
 *#Northfield Laboratories, Inc........................      19,900         329,445
 *Northland Cranberries, Inc. Class A..................      27,600          33,396
 Northrim Bank.........................................       7,244          97,214
 Northwest Bancorp, Inc................................      66,300         621,231
 Northwest Natural Gas Co..............................      40,300         963,170
 *Northwest Pipe Co....................................       9,100         135,181
 Northwestern Corp.....................................      33,400         743,150
 *Novadigm, Inc........................................      29,600         320,568
 *#Novamed Eyecare, Inc................................      18,300          49,593
 *Novametrix Medical Systems, Inc......................      12,200          62,220
 *#Novatel Wireless, Inc...............................      77,900         235,648
 *Novavax, Inc.........................................      31,000         282,410
 *Noven Pharmaceuticals, Inc...........................      30,500         941,993
 Novitron International, Inc...........................       1,430           5,184
 *Novoste Corp.........................................      19,200         395,808
 *NPC International, Inc...............................      28,200         291,870
 *NPS Pharmaceuticals, Inc.............................      33,400       1,060,784
 *NQL, Inc.............................................      19,000          28,025
 *NS Group, Inc........................................      30,100         465,948
 *Nstor Technology.....................................      42,000          18,900
 *NTELOS, Inc..........................................      21,000         422,835
 *#NTN Communications, Inc.............................      36,793          25,387
 *Nu Horizons Electronics Corp.........................      24,000         263,880
 *#Nucentrix Broadband Networks, Inc...................      14,200         113,387
 *#NuCo2, Inc..........................................       8,200         110,208
 *Nuevo Energy Co......................................      28,100         564,810
 NUI Corp..............................................      21,592         464,660
 *Number Nine Visual Technology Corp...................       8,400              63
                                                            SHARES           VALUE+
                                                            ------           ------
 *Numerex Corp. Class A................................      17,300    $    121,100
 *Numerical Technologies, Inc..........................      13,200         251,922
 NuSkin Enterprises, Inc...............................      39,800         282,580
 *Nutraceutical International Corp.....................      13,200          39,864
 *Nutramax Products, Inc...............................       3,300              45
 *#Nutrition 21, Inc...................................      42,500          40,588
 *#Nx Networks, Inc....................................      47,900          45,505
 *NYFIX, Inc...........................................      27,675         714,430
 Nymagic, Inc..........................................       8,700         193,749
 *NZ Corp..............................................       6,258          32,479
 *O.I. Corp............................................       2,900           9,788
 Oak Hill Financial, Inc...............................       3,000          43,800
 *Oak Technology, Inc..................................      54,690         566,315
 *Oakley, Inc..........................................      81,600       2,048,160
 *Oakwood Homes Corp...................................      61,000         128,100
 *OAO Technology Solutions, Inc........................      29,400          46,599
 *Obie Media Corporation...............................       3,500          27,843
 *Oceaneering International, Inc.......................      37,700         885,950
 OceanFirst Financial Corp.............................      16,800         401,016
 *O'Charleys, Inc......................................      21,750         379,646
 *Ocular Sciences, Inc.................................      34,500         774,698
 *Ocwen Financial Corp.................................      96,600         898,380
 *Odetics, Inc. Class A................................         300             974
 *Odetics, Inc. Class B................................         200             885
 *Odwalla, Inc.........................................       6,600          68,343
 *Officemax, Inc.......................................     132,900         471,795
 *Official Payments Corp...............................       4,500          23,513
 *Offshore Logistics, Inc..............................      33,800         712,673
 Oglebay Norton Co.....................................       6,400         191,296
 Ohio Casualty Corp....................................      67,900         591,070
 Oil-Dri Corp. of America..............................       5,700          46,455
 *Old Dominion Freight Lines, Inc......................      10,800         117,450
 Olin Corp.............................................      50,200         944,262
 *Olympic Steel, Inc...................................      13,900          55,809
 Omega Financial Corp..................................      11,400         341,658
 *Omega Protein Corp...................................      26,500          54,325
 *Omega Worldwide, Inc.................................      19,700          51,910
 *Omni Nutraceuticals, Inc.............................      40,100           6,617
 *OmniVision Technologies, Inc.........................      13,300          51,671
 Omnova Solutions, Inc.................................       1,800           9,810
 *Omtool, Ltd..........................................      19,500          18,428
 *On Assignment, Inc...................................      34,700         743,101
 *On Command Corp......................................      49,600         299,832
 *On Technology Corp...................................      21,100          17,619
 *One Price Clothing Stores, Inc.......................      10,700           9,309
 Oneida, Ltd...........................................      25,200         451,836
 Oneok, Inc............................................       6,200         261,020
 *OneSource Information Services, Inc..................       9,000          74,340
 *Online Resources Corp................................       4,200           8,589
 *On-Point Technology Systems Inc......................       2,633           3,462
 *Ontrack Data International, Inc......................      22,100         131,164
 *Onyx Acceptance Corp.................................       8,700          41,543
 *Onyx Pharmacueticals, Inc............................      24,800         271,064
 *Onyx Software Corp...................................      38,900         229,705
 *Open Market, Inc.....................................      63,200          84,372
 *Opinion Research Corp................................       1,700          12,155
 *Opta Food Ingredients, Inc...........................      13,000          19,825
 *Opti, Inc............................................      18,600          67,239
 *#Optical Cable Corp..................................      26,500         299,583
 *Optical Sensors, Inc.................................       9,800           4,018
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          16,380

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Option Care, Inc.....................................      16,600    $    275,062
 *OraPharma, Inc.......................................       3,000          21,495
 *OraSure Technologies, Inc............................      33,000         372,735
 *Oratec Interventions, Inc............................      12,500          74,625
 *Orbit International Corp.............................       1,266           2,178
 *ORBIT/FR, Inc........................................       7,000          10,360
 *Orbital Sciences Corp................................      59,900         238,402
 Oregon Steel Mills, Inc...............................      30,200         217,742
 Oregon Trail Financial Corp...........................       4,600          68,333
 *O'Reilly Automotive, Inc.............................      59,800       1,507,259
 *Organogenesis, Inc...................................      54,500         443,085
 *Oriole Homes Corp. Class A Convertible...............         800           2,120
 *Oriole Homes Corp. Class B...........................       2,000           4,100
 *Orleans Homebuilders, Inc............................       2,000           6,300
 *Oroamerica, Inc......................................       5,800          78,097
 *Orphan Medical, Inc..................................      13,500         162,540
 *OrthAlliance, Inc....................................      15,800          49,138
 *Orthodontic Centers of America, Inc..................      29,250         897,975
 *Orthologic Corp......................................      44,600         137,145
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         604,433
 Oshkosh Truck Corp. Class B...........................      24,300         906,755
 *Oshman's Sporting Goods, Inc.........................       4,100          69,495
 OSI Pharmaceutical, Inc...............................       7,800         352,560
 *OSI Systems, Inc.....................................      13,200          53,130
 *Osmonics, Inc........................................      15,700         176,468
 *Osteotech, Inc.......................................      23,900         112,330
 *Ostex International, Inc.............................      15,000          24,675
 *OTG Software, Inc....................................       7,800          49,335
 *OTR Express, Inc.....................................         200               0
 Otter Tail Power Co...................................      35,800         880,322
 *Outlook Group Corp...................................       2,400          12,300
 *Outsource International, Inc.........................       6,900           1,829
 *Overland Data........................................      14,300          81,439
 Overseas Shipholding Group, Inc.......................      40,200       1,406,598
 Owens & Minor, Inc....................................      47,600         882,980
 *#Owens Corning.......................................      53,800         108,138
 *Owens-Illinois, Inc..................................      58,000         409,480
 Owosso Corp...........................................       6,800           7,752
 Oxford Industries, Inc................................       9,900         214,335
 *Oxigene, Inc.........................................      17,900          98,898
 *Oxis International, Inc..............................       7,900           1,620
 *OYO Geospace Corp....................................       4,700         114,140
 *P&F Industries, Inc. Class A.........................       1,300           8,905
 *#P.F. Chang's China Bistro, Inc......................      16,600         640,345
 *#Pacific Aerospace and Electronics, Inc..............      25,700           5,526
 Pacific Capital Bancorp...............................      22,300         594,184
 Pacific Crest Capital, Inc............................       1,060          20,585
 *#Pacific Gateway Exchange, Inc.......................      28,000             490
 Pacific Northwest Bancorp.............................      23,800         434,231
 *Pacific Sunwear of California, Inc...................      28,600         656,513
 *Pacificare Health Systems, Inc.......................      23,100         408,870
 *Packaged Ice, Inc....................................      26,900          52,455
 *Packard BioScience Co................................       5,800          37,555
 *Packeteer, Inc.......................................      35,300         259,279
 *Pac-West Telecomm, Inc...............................      35,800          75,896
 *Pagasus Systems, Inc.................................      33,900         391,715
 *#Palatin Technologies, Inc...........................          62             364
 *#Paligent, Inc.......................................         347              52
 *Palm Harbor Homes, Inc...............................      31,269         627,100
 *PAM Transportation Services, Inc.....................       6,700          63,985
                                                            SHARES           VALUE+
                                                            ------           ------
 Pamrapo Bancorp, Inc..................................       3,400    $     82,450
 *Panavision, Inc......................................       3,600          20,880
 *Pancho's Mexican Buffet, Inc.........................       1,666           7,039
 *Panera Bread Co......................................      16,900         620,484
 *Panja, Inc...........................................      14,400          66,600
 *Pantry, Inc..........................................       9,900          75,686
 *Papa John's International, Inc.......................      26,600         679,630
 *Par Technology Corp..................................      11,200          35,840
 *Paracelsus Healthcare Corp...........................       1,363               3
 *Paradyne Networks Corp...............................      29,300          59,919
 *Paragon Technologies, Inc............................       4,700          34,780
 *Parallel Petroleum Corp..............................      23,500         120,673
 *Paravant, Inc........................................      22,700          38,023
 *Parexel International Corp...........................      29,400         405,132
 *Paris Corp...........................................         200             675
 Park Bancorp, Inc.....................................       1,700          30,175
 Park Electrochemical Corp.............................      22,050         477,824
 *Parker Drilling Co...................................     110,600         705,628
 *#Parkervision, Inc...................................      16,000         412,640
 *Park-Ohio Holdings Corp..............................      16,400          80,688
 Parkvale Financial Corp...............................       7,500         179,813
 *Parlex Corp..........................................       6,900          85,733
 *Parlux Fragrances, Inc...............................      15,400          36,806
 *Patient Infosy.......................................       8,800           1,144
 Patina Oil & Gas Corp.................................      27,034         816,427
 Patrick Industries, Inc...............................       7,900          69,125
 Patriot Bank Corp.....................................       8,700          75,908
 *Patriot Transportation Holding, Inc..................       2,500          44,688
 *Patterson-UTI Energy, Inc............................      79,580       2,342,835
 *Paula Financial, Inc.................................       6,600          12,342
 *#Paul-Son Gaming Corp................................       4,100          10,763
 *Paxar Corp...........................................      65,000         780,000
 *Paxson Communications Corp...........................      76,700         951,080
 *Payless Cashways, Inc................................         160             157
 *PC Connection, Inc...................................      26,550         413,649
 *PCD, Inc.............................................      12,000          59,100
 *P-Com, Inc...........................................      96,400          75,674
 *PC-Tel, Inc..........................................      20,500         204,898
 *PDS Financial Corp...................................       1,100           4,180
 *Peapod, Inc..........................................      25,100          30,246
 *PEC Solutions, Inc...................................       5,200         119,626
 *Pediatric Services of America, Inc...................       4,800          23,376
 *Pediatrix Medical Group, Inc.........................      22,100         603,551
 Peerless Manufacturing Co.............................       1,600          45,192
 *Peerless Systems Corp................................      17,900          29,088
 *Pegasus Communications Corp. Class A.................      17,700         378,426
 *Pegasystems, Inc.....................................      42,700         130,662
 *Pemco Aviation Group, Inc............................         950           9,263
 Penford Corp..........................................      10,400         132,132
 Penn Engineering & Manufacturing Corp. Class A........       1,200          21,360
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000         292,500
 *Penn National Gaming, Inc............................      24,000         487,080
 *#Penn Traffic Company................................          93             542
 *#Penn Treaty American Corp...........................       8,500          35,700
 Penn Virginia Corp....................................      10,500         387,660
 Penn-America Group, Inc...............................      10,000         100,550
 Pennfed Financial Services, Inc.......................      11,100         249,917
 *Pentacon, Inc........................................      16,900          15,210
 Penton Media, Inc.....................................      38,200         760,180

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Penwest Pharmaceuticals Company......................      17,000    $    266,305
 Peoples Bancorp, Inc..................................         300           4,455
 Peoples Bancshares, Inc. Massachusetts................       4,300          61,705
 Pep Boys - Manny, Moe & Jack..........................      91,900         808,720
 *Perceptron, Inc......................................      12,550          18,449
 *Performance Food Group Co............................      35,000         902,825
 *Performance Technologies, Inc........................      21,200         297,436
 *Pericom Semiconductor Corp...........................      29,800         437,315
 *Perini Corp..........................................      23,700         205,005
 *Perrigo Co...........................................     102,700       1,431,125
 *Perry Ellis International, Inc.......................       8,700          72,645
 *Per-Se Technologies, Inc.............................      47,800         283,454
 *#Persistence Software, Inc...........................       1,100             776
 *Personnel Group of America, Inc......................      32,600          57,376
 *Pervasive Software, Inc..............................      20,800          30,368
 *Petrocorp, Inc.......................................       6,900          72,381
 *Petroleum Development Corp...........................      25,800         207,174
 *PetSmart, Inc........................................     150,400         805,392
 PFF Bancorp, Inc......................................      18,100         393,585
 *#Pfsweb, Inc.........................................      18,242          21,434
 *Pharmaceutical Products Development Service Co.......      67,540       2,167,696
 *Pharmaceutical Resources, Inc........................      39,600         988,416
 *Pharmacopeia, Inc....................................      36,700         733,817
 *Pharmacyclics........................................      19,300         541,751
 *Pharmanetics, Inc....................................      12,100         129,591
 *PharmaPrint, Inc.....................................      13,900             765
 *Pharmchem Laboratories, Inc..........................       7,500          26,700
 *Phar-Mor, Inc........................................      14,200          11,076
 *Pharmos Corp.........................................       6,200          18,445
 *Philadelphia Consolidated Holding Corp...............      17,000         537,965
 Philadelphia Suburban Corp............................      13,800         314,916
 Phillips-Van Heusen Corp..............................      43,700         677,350
 *Phoenix Gold International, Inc......................       1,000           1,880
 *Phoenix Technologies, Ltd............................      41,500         545,933
 *Phonetel Technologies, Inc...........................         112              14
 *Photo Control Corp...................................       1,000           3,015
 *Photoelectron Corp...................................       8,600          41,194
 *PhotoMedex, Inc......................................      16,700          83,250
 *Photon Dynamics, Inc.................................      20,200         636,603
 *PhotoWorks, Inc......................................      26,300          21,040
 *Photronics, Inc......................................      36,700         853,459
 *Physiometrix, Inc....................................       9,700          37,588
 *Piccadilly Cafeterias, Inc...........................      14,700          25,284
 *Pico Holdings, Inc...................................      21,600         285,228
 *Picturetel Corp......................................      65,500         351,080
 Piedmont Natural Gas Co...............................       3,400         120,666
 Pier 1 Imports, Inc...................................      38,400         451,200
 *Pierre Foods, Inc....................................       7,600          10,108
 Pilgrim Pride Corp....................................      38,600         463,200
 Pilgrim's Pride Corp..................................      12,900         103,845
 *#Pillowtex Corp......................................      23,817           2,620
 *#Pilot Network Services, Inc.........................      21,300             756
 *Pinnacle Entertainment, Inc..........................      39,400         362,874
 *Pinnacle Global Group, Inc...........................       1,400           8,470
 *Pinnacle Systems, Inc................................      53,500         379,850
 Pioneer Standard Electronics, Inc.....................      49,300         557,337
 Pitt-Des Moines, Inc..................................       9,600         331,200
 Pittston Brink's Group................................      20,718         486,873
 Pizza Inn, Inc........................................      11,600          24,940
                                                            SHARES           VALUE+
                                                            ------           ------
 *PJ America, Inc......................................       8,100    $     63,423
 *Plains Resources, Inc................................      25,300         632,500
 *Planar Systems, Inc..................................      17,200         384,334
 *PlanetCAD, Inc.......................................      15,350           9,364
 *Plantronics, Inc.....................................      19,700         427,096
 *PlanVista Corp.......................................      17,500         143,500
 *Plato Learning, Inc..................................      12,200         330,559
 *#Play By Play Toys and Novelties, Inc................       5,900             900
 *Playboy Enterprises, Inc. Class A....................       6,600          86,988
 *Playboy Enterprises, Inc. Class B....................      32,300         483,531
 *Playtex Products, Inc................................      69,900         708,087
 *#Pliant Systems, Inc.................................      10,600             975
 *PLX Technology, Inc..................................      22,000         148,500
 *Plymouth Rubber, Inc. Class B........................         200             205
 *PMCC Financial Corp..................................       2,600             429
 PMR Corp..............................................       7,500          11,438
 Pocahontas Bancorp, Inc...............................       7,700          56,903
 Pogo Producing Co.....................................      16,300         470,255
 *Point West Capital Corp..............................       3,400           1,071
 Polaris Industries, Inc...............................      15,000         645,750
 Polaroid Corp.........................................      58,600         280,108
 *Polymedica Industries, Inc...........................      15,900         507,290
 Polymer Group, Inc....................................      48,400         145,200
 Polyone Corp..........................................     114,000       1,032,840
 *Polyvision Corp......................................      18,100          25,159
 *Pomeroy Computer Resource, Inc.......................      19,500         297,375
 Pope & Talbot, Inc....................................      20,400         289,680
 *Porta Systems Corp...................................      12,300           3,321
 *Portal Software, Inc.................................      41,900         223,537
 *#Possis Medical, Inc.................................      26,500         241,018
 Potlatch Corp.........................................       9,100         312,858
 *Powell Industries, Inc...............................      10,900         328,308
 *Power Intergrations, Inc.............................      37,600         454,020
 *Powercerv Corp.......................................      15,800           2,449
 *Powerwave Technologies, Inc..........................      25,500         346,928
 *PPT Vision, Inc......................................       6,800          14,722
 *PracticeWorks, Inc...................................      11,725          81,958
 *Prandium, Inc........................................      21,564             970
 *Premier Financial Bancorp............................       7,100          52,966
 *#Premier Laser Systems, Inc. Class A.................       9,900              74
 *#Pre-Paid Legal Services, Inc........................      31,550         491,865
 Presidential Life Corp................................      41,900         738,069
 *Presstek, Inc........................................      45,600         587,100
 *#Preview Systems, Inc................................       6,200          18,941
 *Previo, Inc..........................................       7,075          27,416
 *PRI Automation, Inc..................................      30,200         506,152
 *Price Communications Corp............................      19,900         367,752
 *Priceline.com, Inc...................................      80,300         432,416
 *Pricesmart, Inc......................................       4,400         188,650
 *#Pride International, Inc............................      11,400         303,582
 *Prima Energy Corp....................................      20,362         541,731
 *Prime Hospitality Corp...............................      69,300         796,950
 *Prime Medical Services, Inc..........................      21,100         112,252
 *PRIMEDIA, Inc........................................      53,138         461,238
 Primesource Corp......................................       6,281          25,532
 *Primix Solutions, Inc................................      20,500          23,985
 *Primus Knowledge Solutions, Inc......................      21,500          73,100
 *#Primus Telecommunications Group, Inc................      45,900          54,392
 *Princeton Video Image, Inc...........................      13,800          63,963
 *Printronix, Inc......................................       8,900          52,510
 *Printware, Inc.......................................       4,000           9,040

                                      138
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Priority Healthcare Corp.............................          76    $      2,627
 *ProBusiness Services, Inc............................      32,800         814,096
 *#Procom Technology, Inc..............................      18,300         192,882
 *Procurenet, Inc......................................      19,700               0
 *Prodigy Communications Corp..........................     135,000         490,725
 *Professional Detailing, Inc..........................      18,000       1,666,710
 *Professionals Group, Inc.............................      11,250         305,100
 *Profit Recovery Group International, Inc.............      48,000         479,280
 *Progenics Pharmaceuticals, Inc.......................      18,500         394,513
 *Programmers Paradise, Inc............................       6,600          22,275
 Progress Financial Corp...............................       7,560          59,535
 *Progress Software Corp...............................      57,000         922,545
 Promistar Financial Corp..............................      28,088         484,799
 *Prophet 21, Inc......................................       5,100          32,130
 *ProsoftTraining.com..................................      33,300          70,430
 *Protection One, Inc..................................      89,500         120,825
 *Provant, Inc.........................................      29,400          73,647
 *#Provell, Inc........................................       8,800          35,332
 Providence & Worcester Railroad Co....................       1,600          16,000
 *#Provident Bancorp, Inc..............................       5,200         110,110
 Provident Bankshares Corp.............................      42,977       1,032,308
 *Provident Financial Holdings, Inc....................       5,100         115,005
 *Province Healthcare Co...............................      28,350         762,757
 *Proxim, Inc..........................................      20,600         294,477
 *#Proxymed, Inc.......................................      19,800          19,701
 *PSC, Inc.............................................      18,900          21,168
 *#Psinet, Inc.........................................      10,000             700
 *PSS World Medical, Inc...............................      99,600         511,446
 Psychemedics Corp.....................................      32,600         140,180
 *PTEK Holdings, Inc...................................      66,700         169,418
 Public Service Co. of New Mexico......................      45,300       1,638,501
 Pulaski Financial Corp................................       3,100          40,223
 *Puma Technology, Inc.................................      47,600         172,312
 *PurchasePro.com, Inc.................................      20,200          34,845
 *Pure Resources, Inc..................................      16,563         405,959
 *Pure World, Inc......................................      10,700          12,519
 *PW Eagle, Inc........................................       9,400          79,383
 *#PYR Energy Corp.....................................       6,500          57,135
 *#Pyramid Breweries, Inc..............................       5,700          15,248
 *Qad, Inc.............................................      44,600         149,187
 *QC Optics, Inc.......................................       3,200           2,000
 *QEP Co., Inc.........................................       2,125           7,597
 *QRS Corp.............................................      20,500         233,803
 *Quad Systems Corp....................................       4,600              14
 *#QuadraMed Corp......................................      33,706          73,142
 Quaker Chemical Corp..................................      11,400         230,622
 *Quaker City Bancorp, Inc.............................       2,187          64,221
 *Quaker Fabric Corp...................................      24,250         268,690
 *Quality Dining, Inc..................................      13,700          29,113
 *Quality Systems, Inc.................................       8,000         113,640
 Quanex Corp...........................................      20,800         464,880
 *Quentra Network Systems, Inc.........................      21,600             497
 *Questcor Pharmaceuticals, Inc........................      26,800          15,008
 *Questron Technology, Inc.............................       8,900          33,375
 *Quicklogic Corp......................................      21,000         106,575
 *Quidel Corp..........................................      39,300         166,829
 *#Quigley Corp........................................      12,000          16,380
 *Quiksilver, Inc......................................      33,800         839,930
 *Quipp, Inc...........................................       2,400          40,656
 Quixote Corp..........................................      10,400         262,028
 *#Quokka Sports, Inc..................................       1,128             124
                                                            SHARES           VALUE+
                                                            ------           ------
 *R & B, Inc...........................................       9,800    $     33,565
 *R H Donnelley Corp...................................      47,500       1,353,750
 *Racing Champions Corp................................      19,100          62,553
 *Radiance Medical Systems, Inc........................      19,200         103,104
 *Radiant Systems, Inc.................................      44,100         615,416
 *Radio One, Inc.......................................       4,800          91,104
 *Radiologix, Inc......................................      21,200          65,720
 *RadiSys Corp.........................................      17,362         429,883
 *Radyne ComStream, Inc................................       9,500          66,263
 *Rag Shops, Inc.......................................       2,415           6,460
 *Railamerica, Inc.....................................      29,700         389,961
 *RailWorks Corp.......................................      16,300          72,698
 *Rainbow Rentals, Inc.................................       8,300          52,207
 *Rainbow Technologies, Inc............................      31,600         187,388
 *Ralcorp Holdings, Inc................................      42,100         669,390
 *Rambus, Inc..........................................      39,300         432,104
 *Ramsay Youth Services, Inc...........................       3,900          10,121
 *Range Resources Corp.................................      74,000         444,000
 *Rare Hospitality International, Inc..................      23,821         554,207
 *Rare Medium Corp.....................................      61,000          41,785
 Raven Industries, Inc.................................       5,200         129,974
 *#Ravisent Technologies, Inc..........................       7,800          15,639
 *Rawlings Sporting Goods, Inc.........................      12,700          65,786
 Rayonier, Inc.........................................      10,900         487,666
 *Rayovac Corp.........................................      48,600       1,064,340
 *Raytech Corp.........................................       2,400           7,440
 *Raytel Medical Corp..................................       3,466           7,037
 *RCM Technologies, Inc................................      16,300          77,833
 *#RCN Corp............................................      20,200         111,504
 *RDO Equipment Co. Class A............................       7,400          24,272
 *Reading Entertainment, Inc...........................       8,600          16,297
 *Read-Rite Corp.......................................      77,700         391,220
 *Recoton Corp.........................................      18,800         345,262
 *Red Hat, Inc.........................................      41,200         224,334
 *Redhook Ale Brewery, Inc.............................       7,900          16,314
 Redwood Empire Bancorp................................       4,200         131,229
 *Reebok International, Ltd............................      51,900       1,496,796
 *Reeds Jewelers, Inc..................................         440             550
 Regal Beloit Corp.....................................      30,300         612,060
 *Regeneron Pharmaceuticals, Inc.......................      18,000         574,470
 *Regent Communications, Inc...........................      65,500         486,338
 Regis Corp............................................      65,200       1,250,210
 *Register.Com, Inc....................................      32,700         250,155
 *Rehabcare Group, Inc.................................      23,600       1,026,364
 *Rehabilicare, Inc....................................      11,600          38,744
 *Reliability, Inc.....................................       9,900          35,888
 Reliance Steel and Aluminum Co........................      41,600       1,137,760
 *Reliv International, Inc.............................       7,750           9,300
 *Relm Wireless Corp...................................       7,600           7,068
 *Remec, Inc...........................................      45,650         374,787
 *Remedy Corp..........................................      50,100         899,295
 *RemedyTemp, Inc......................................       9,900         121,919
 *Remington Oil & Gas Corp.............................      34,400         567,600
 *Renaissance Learning, Inc............................      47,500       1,832,075
 *Renaissance Worldwide, Inc...........................      64,900          27,583
 *Renal Care Group, Inc................................       1,800          51,255
 *#Rent-A-Center, Inc..................................      33,000       1,476,750
 *Rentrak Corp.........................................      14,800          51,356
 *Rent-Way, Inc........................................      34,500         244,950
 *Repligen Corp........................................      36,000         109,800
 *#Reptron Electronics, Inc............................      10,000          58,950
 Republic Bancorp, Inc.................................      67,653         909,595

                                      139
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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Republic Bancorp, Inc. Class A........................      18,900    $    185,126
 *Republic Bankshares, Inc.............................      15,700         257,873
 *Republic First Bancorp, Inc..........................       7,234          40,872
 *Res-Care, Inc........................................      34,750         172,013
 *#ResMed, Inc.........................................      16,300         889,980
 *ResortQuest International, Inc.......................      22,100         270,504
 Resource America, Inc.................................      32,700         447,336
 Resource Bancshares Mortgage Group, Inc...............      28,408         203,969
 *Respironics, Inc.....................................      45,400       1,270,519
 *Restoration Hardware, Inc............................      24,500         141,733
 *#Revlon, Inc.........................................      27,700         169,247
 *Rex Stores Corp......................................      10,400         234,000
 *Rexhall Industries, Inc..............................       1,771           8,988
 *RF Monolithics, Inc..................................      11,300          53,619
 RGS Energy Group, Inc.................................       1,300          48,542
 *#Rhythms NetConnections, Inc.........................       8,900           1,891
 *Ribozyme Pharmaceuticals.............................      25,200         230,454
 *Rica Foods, Inc......................................       1,300           6,175
 Richardson Electronics, Ltd...........................      15,200         189,924
 Richmond County Financial Corp........................      38,600       1,286,345
 *Riddell Sports, Inc..................................       9,255          13,420
 Riggs National Corp...................................      50,400         804,132
 *Right Management Consultants, Inc....................       9,450         181,913
 *Right Start, Inc.....................................       6,900          12,282
 *Rightchoice Managed Care, Inc........................       2,400          93,600
 *Rimage Corp..........................................      10,200          92,820
 *Rita Medical Systems, Inc............................      13,300          59,385
 *Riverside Group, Inc.................................       1,000             738
 Riverview Bancorp, Inc................................       6,400          63,680
 Rivianna Foods, Inc...................................      18,100         299,465
 *Riviera Holdings Corporation.........................       5,000          32,750
 RLI Corp..............................................      14,100         582,048
 *RMH Teleservices, Inc................................      13,400         112,560
 *Roadhouse Grill, Inc.................................      11,600          19,372
 Roadway Express, Inc..................................      24,700         648,252
 Roanoke Electric Steel Corp...........................      15,300         237,456
 Robbins & Myers, Inc..................................      15,300         380,205
 *Robocom Systems, Inc.................................         800             248
 *Robotic Vision Systems, Inc..........................      52,800          82,104
 *Rochester Medical Corp...............................       7,400          45,510
 *Rock of Ages Co......................................       5,000          29,375
 Rock-Tenn Co. Class A.................................      27,300         297,570
 *Rocky Mountain Chocolate Factory.....................       1,900          13,718
 *Rocky Shoes & Boots, Inc.............................       4,900          22,859
 *Rofin-Sinar Technologies, Inc........................      18,500         218,115
 *Rogers Corp..........................................      23,900         626,180
 *Rogue Wave Software, Inc.............................      17,100          73,017
 *Rohn Industries, Inc.................................      84,400         498,804
 Rollins, Inc..........................................      41,500         782,275
 *Rottlund, Inc........................................       2,300          11,385
 Rouge Industries, Inc. Class A........................      19,500          40,755
 Rowe Furniture Corp...................................      16,900          65,572
 *Roxio, Inc...........................................       1,629          18,905
 *Royal Appliance Manufacturing Co.....................      21,700         107,415
 Royal Bancshares of Pennsylvania Class A..............       3,980          69,590
 *#Royal Energy, Inc...................................       2,645          43,206
 Royal Gold, Inc.......................................      23,200          70,180
 *Royal Precision, Inc.................................         550           1,158
 RPC, Inc..............................................      37,700         542,880
 RPM, Inc..............................................      40,900         337,834
                                                            SHARES           VALUE+
                                                            ------           ------
 *RTI International Metals, Inc........................      25,100    $    361,942
 *RTW, Inc.............................................      13,600          20,468
 *Rubio's Restaurants, Inc.............................       5,500          23,045
 Ruby Tuesday, Inc.....................................      73,400       1,247,800
 Ruddick Corp..........................................      57,900         873,132
 *Rudolph Technologies, Inc............................       6,000         264,390
 *Rural Cellular Corp. Class A.........................      12,500         500,688
 *Rural/Metro Corp.....................................      14,000          13,930
 *Rush Enterprises, Inc................................       7,200          36,396
 Russ Berrie & Co., Inc................................      26,100         698,175
 Russell Corp..........................................      37,700         676,715
 *RWD Technologies, Inc................................      17,400          81,780
 *Ryans Family Steak Houses, Inc.......................      53,200         658,350
 Ryder System, Inc.....................................       7,500         164,550
 Ryerson Tull, Inc.....................................      37,100         486,010
 Ryland Group, Inc.....................................      15,700         711,210
 *S&K Famous Brands, Inc...............................       6,500          54,730
 S&T Bancorp, Inc......................................      36,100         781,926
 *S1 Corporation.......................................      59,301         666,840
 *Saba Software, Inc...................................      18,000         215,640
 *Safeguard Scientifics, Inc...........................      46,900         285,621
 *SafeNet, Inc.........................................      10,500         134,190
 *Safety Components International, Inc.................         118             596
 *Saga Communications, Inc. Class A....................      20,100         401,397
 *SAGA Systems, Inc. Escrow Shares.....................      48,819               0
 *Sage, Inc............................................      10,618         119,718
 *Salient 3 Communications, Inc. Class A...............       3,400           7,395
 *#Salton/Maxim Housewares, Inc........................      18,900         376,110
 *Sames Corp...........................................       3,800           1,140
 *Samsonite Corp.......................................      22,318          61,375
 *San Filippo (John B.) & Son, Inc.....................       5,000          25,625
 *Sanchez Computer Associates, Inc.....................      37,200         480,624
 Sanderson Farms, Inc..................................      19,200         258,624
 *Sands Regent Casino Hotel............................       2,000           5,300
 Sandy Spring Bancorp, Inc.............................       1,000          30,980
 *Sangstat Medical Corp................................      29,100         324,611
 *#Satcon Technology Corp..............................      21,900         321,602
 *Saucony, Inc. Class A................................       3,500          21,490
 *Saucony, Inc. Class B................................       4,600          28,037
 Sauer, Inc............................................      49,900         469,060
 *Sawtek, Inc..........................................       7,200         144,000
 *SBE, Inc.............................................       4,200          11,340
 *SBS Technologies, Inc................................      19,100         349,148
 *ScanSoft, Inc........................................      54,118          67,648
 *ScanSource, Inc......................................       9,000         446,535
 *SCC Communications Corp..............................      17,700         259,217
 Schawk, Inc. Class A..................................      25,200         274,680
 *Scheid Vineyards, Inc................................       2,900           9,570
 *Schein (Henry), Inc..................................      48,000       1,815,120
 *#Schick Technologies, Inc............................       9,000           9,180
 *Schieb (Earl), Inc...................................       2,200           5,170
 *Schlotzskys, Inc.....................................       9,600          49,536
 *Schmitt Industries, Inc..............................      10,300          10,094
 Schnitzer Steel Industries, Inc. Class A..............       7,200         101,160
 *Scholastic Corp......................................       6,700         267,699
 *Schuff Steel Company.................................       7,000          43,050
 *Schuler Homes, Inc...................................      20,100         284,918
 Schulman (A.), Inc....................................      49,200         626,562
 Schultz Sav-O Stores, Inc.............................       7,700         108,801
 Schweitzer-Maudoit International, Inc.................      20,100         420,090

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sciclone Pharmaceuticals, Inc........................      50,600    $    266,409
 *Scientific Games Corp................................      59,058         252,178
 *#Scientific Learning Corp............................       4,400          11,924
 Scientific Technologies, Inc..........................       6,700          44,153
 *Scios-Nova, Inc......................................      58,487       1,339,645
 *SCM Microsystems, Inc................................      17,400         170,607
 *Scotts Co. Class A...................................       9,600         438,720
 *SCP Pool Corp........................................      27,200         924,936
 SCPIE Holdings, Inc...................................      14,700         279,300
 Seaboard Corp.........................................       1,400         270,200
 *Seachange International, Inc.........................      36,100         685,359
 Seacoast Banking Corp. Class A........................       1,500          49,823
 Seacoast Financial Services Corp......................       5,746          85,012
 *Seacor Smit, Inc.....................................      26,200       1,249,740
 *Secom General Corp...................................         140             324
 Second Bancorp, Inc...................................      13,000         277,095
 *Secure Computing Corp................................      37,300         585,237
 *Security Associates International, Inc...............       5,700          12,825
 *SED International Holdings, Inc......................       9,450          10,679
 *Sedona Worldwide, Inc................................       2,502             213
 *SEEC, Inc............................................       9,800          27,489
 *Segue Software, Inc..................................      23,400          70,785
 *Seitel, Inc..........................................      38,400         672,000
 Selas Corp. of America................................       4,750          16,720
 *#Select Comfort Corp.................................      13,400           9,380
 *Selectica, Inc.......................................      33,300         159,174
 Selective Insurance Group, Inc........................      37,500         937,688
 SEMCO Energy, Inc.....................................      28,500         406,125
 *Semitool, Inc........................................      42,400         491,416
 *SEMX Corp............................................       9,800          43,855
 *Seneca Foods Corp. Class A...........................         200           2,703
 *Seneca Foods Corp. Class B...........................       1,300          17,485
 Sensient Technologies Corp............................      17,800         338,556
 Sensormatic Electronics Corp..........................      31,400         494,550
 *Sensory Science Corp.................................      21,800           7,630
 *Sequa Corp. Class A..................................       7,800         390,312
 *Sequa Corp. Class B..................................       2,600         158,600
 *#Sequenom, Inc.......................................       6,800         101,558
 *SeraCare, Inc........................................      10,200          66,300
 *SERENA Software, Inc.................................      15,900         415,865
 *Serologicals Corp....................................      27,250         621,981
 *Service Corp. International..........................     131,000         924,860
 *ServiceWare Technologies, Inc........................       6,600           6,633
 *Servotronics, Inc....................................       1,100           3,850
 Sevenson Environmental Services, Inc..................       2,288          30,259
 *Shared Technologies Cellular, Inc....................      10,100           3,283
 *Sharper Image Corp...................................      19,300         224,363
 *#Sheffield Medical Technologies, Inc.................      39,050         159,715
 *#Sheldahl, Inc.......................................      17,000          29,750
 *Shells Seafood Restaurants, Inc......................       4,400           3,542
 *Shiloh Industries, Inc...............................      10,100          53,530
 *Shoe Carnival, Inc...................................      18,100         215,119
 *Shoe Pavilion, Inc...................................       6,200           7,378
 *Sholodge, Inc........................................       5,800          31,030
 *Shop At Home, Inc....................................      44,100         106,061
 *Shopko Stores, Inc...................................      55,400         415,500
 *Shuffle Master, Inc..................................      15,150         490,936
 *SICOR, Inc...........................................      54,400         934,320
 Siebert Financial Corp................................      30,000         159,000
 *Sierra Health Services, Inc..........................      35,136         212,573
 Sierra Pacific Resources..............................      28,200         434,280
                                                            SHARES           VALUE+
                                                            ------           ------
 Sifco Industries, Inc.................................       5,400    $     29,160
 *Sigma Designs, Inc...................................      26,100          64,598
 *Sigmatron International, Inc.........................       2,200           2,937
 *Signal Technology Corp...............................      12,700         127,000
 *Signature Eyewear, Inc...............................       3,600           1,620
 *Silgan Holdings, Inc.................................      15,000         319,725
 *Silicon Graphics, Inc................................     242,500         511,675
 *#Silicon Laboratories, Inc...........................      14,500         255,998
 *Silicon Storage Technology, Inc......................      36,300         360,278
 *Silicon Valley Bancshares............................       1,800          49,779
 *Silver Stream Software, Inc..........................      25,300         167,360
 *Silverleaf Resorts, Inc..............................      14,900           8,642
 Simmons First National Corp. Class A..................       4,550         156,270
 *Simon Transportation Services, Inc...................       6,100          30,043
 *Simon Worldwide, Inc.................................      23,100          61,100
 *SimpleTech, Inc......................................      20,200          61,509
 *Simpson Manufacturing Co., Inc.......................      13,100         618,320
 *Simula, Inc..........................................      17,300          53,630
 *Sinclair Broadcast Group, Inc. Class A...............      16,600         148,819
 *Sipex Corp...........................................      31,300         341,483
 *Sitel Corp...........................................     115,100         261,277
 *Sizzler International, Inc...........................      35,500          47,925
 SJNB Financial Corp...................................       1,500          59,850
 SJW Corp..............................................       3,600         287,100
 *Skechers U.S.A., Inc. Class A........................       8,200         287,820
 *SkillSoft Corp.......................................       4,800         149,136
 Skyline Corp..........................................      11,300         274,590
 *SkyMall, Inc.........................................      16,800          46,704
 Skywest, Inc..........................................      37,600       1,067,652
 SL Industries, Inc....................................       9,200         106,720
 SLI, Inc..............................................      59,600         423,160
 *Smart & Final Food, Inc..............................      32,900         361,900
 *SmartDisk Corp.......................................       9,100          24,024
 *SMC Corp.............................................       5,700          20,805
 Smith (A.O.) Corp.....................................      22,900         385,865
 Smith (A.O.) Corp. Convertible Class A................       3,750          64,875
 *#Smith Micro Software, Inc...........................      23,900          37,284
 *Smithway Motor Express Corp. Class A.................       4,700          11,633
 *Socrates Technolgies Corp............................      18,400             828
 *Softnet Systems, Inc.................................      45,000          76,050
 *#Software Spectrum, Inc..............................       3,900          47,327
 *Sola International, Inc..............................      31,100         440,065
 *Somnus Medical Technologies, Inc.....................      19,700          60,381
 *Sonic Automotive, Inc................................      42,500         565,250
 *Sonic Corp...........................................      41,150       1,028,750
 *Sonic Foundry, Inc...................................      40,300          78,585
 *Sonic Solutions......................................      15,800          20,145
 *SONICblue, Inc.......................................      69,276         251,818
 *#Sonosight, Inc......................................       3,633          58,310
 *Sonus Pharmaceuticals, Inc...........................      11,800          31,565
 *Sorrento Networks Corp...............................      18,500         213,768
 *SOS Staffing Services, Inc...........................      15,300          21,803
 *Sotheby's Holdings, Inc. Class A.....................       4,400          84,524
 *Sound Advice, Inc....................................       4,800          65,808
 *#Source Information Management, Inc..................      20,900         132,297
 *#Source Media, Inc...................................      27,400           2,672
 South Financial Group, Inc............................      51,427         832,089
 South Jersey Industries, Inc..........................      16,000         486,400
 Southern Banc Company, Inc............................         200           2,050

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Southern Energy Homes, Inc...........................      11,925    $     30,349
 *Southern Union Co....................................      32,925         653,891
 *Southwall Technologies, Inc..........................      11,000          29,315
 Southwest Bancorp, Inc................................       4,000          95,100
 *Southwest Bancorporation of Texas, Inc...............      36,800       1,157,912
 Southwest Gas Corp....................................      37,900         876,627
 *#Southwest Securities Group, Inc.....................      25,380         529,173
 Southwest Water Co....................................      12,125         158,838
 *Southwestern Energy Co...............................      29,900         458,965
 *Spacehab, Inc........................................      15,800          37,446
 *Spacelabs Medical, Inc...............................      15,300         164,858
 Span-American Medical System, Inc.....................       2,400          11,052
 *Spanish Broadcasting System, Inc.....................      42,200         272,401
 *SPAR Group, Inc......................................       1,500           1,785
 Spartan Motors, Inc...................................      15,200          52,136
 *Spartan Stores, Inc..................................       8,700         115,841
 Spartech Corp.........................................      32,000         624,000
 *Sparton Corp.........................................       7,200          46,800
 *Special Metals Corp..................................      16,100          51,118
 *Specialty Catalog Corp...............................       1,100           3,823
 *SpectraLink Corp.....................................      32,700         299,369
 *Spectranetics Corp...................................      34,202          94,740
 *Spectra-Physics Laser, Inc...........................      24,800         497,116
 *Spectrasite Holdings, Inc............................      45,300         331,823
 *Spectrian Corp.......................................      15,000         250,650
 *Spectrum Control, Inc................................      16,000         141,600
 *SpectRx, Inc.........................................       8,900          70,978
 *SpeedFam-IPEC, Inc...................................      46,652         212,500
 *Speedway Motorsports, Inc............................      16,700         383,933
 *Speizman Industries, Inc.............................       2,900           3,828
 *Spherion Corporation.................................      66,900         485,025
 *Sphinx International, Inc............................      10,550          12,660
 Spiegel, Inc. Class A Non-Voting......................       5,300          40,360
 *Spinnaker Exploration Co.............................      10,800         439,344
 *Spinnaker Industries, Inc............................       4,000          12,800
 *Spire Corp...........................................       9,200          63,112
 *Sport Chalet, Inc....................................       2,700          23,490
 *Sport Supply Group, Inc..............................      11,200          16,128
 *Sport-Haley, Inc.....................................       4,900          15,950
 *Sports Authority, Inc................................      41,400         122,958
 *Sports Club Co., Inc.................................      20,100          63,818
 *SportsLine USA, Inc..................................      33,400          92,685
 *Sportsman's Guide, Inc...............................       5,100          10,506
 Springs Industries, Inc. Class A......................      17,600         795,520
 *SPS Technologies, Inc................................      16,200         814,860
 *SPSS, Inc............................................      21,029         311,965
 *SRF/Surgical Express, Inc............................       6,100         172,020
 *SRS Labs, Inc........................................      16,800          78,960
 *SS&C Technologies, Inc...............................      17,300          85,289
 *SSE Telecom, Inc.....................................       7,700             616
 St. Francis Capital Corp..............................      13,200         286,902
 St. Mary Land & Exploration Co........................      43,600         968,138
 *Staar Surgical Co....................................      24,800          85,064
 Staff Leasing, Inc....................................      34,700         128,564
 *Stage II Apparel Corp................................       1,700             680
 *#Stage Stores, Inc...................................      21,400             310
 *#Standard Automotive Corp............................       5,400           6,804
 Standard Commercial Corp..............................      18,129         324,509
 *Standard Management Corp.............................      12,500          69,688
 *Standard Microsystems Corp...........................      25,300         305,498
                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Motor Products, Inc. Class A.................      12,400    $    167,400
 Standard Pacific Corp.................................      44,900         828,405
 Standard Register Co..................................      29,100         480,150
 Standex International Corp............................      17,300         382,330
 *Stanley Furniture, Inc...............................      11,000         367,895
 *Star Buffet, Inc.....................................       2,800           8,708
 *#Star Multi Care Service, Inc........................         454             654
 *Star Scientific, Inc.................................       8,900          25,187
 *STAR Telecommunications, Inc.........................      73,300           1,539
 *Starcraft Corp.......................................       2,500           4,063
 *StarMedia Network, Inc...............................      55,300         151,799
 *#Starmet Corp........................................      13,000           1,300
 Starrett (L.S.) Co. Class A...........................       6,700         148,405
 *#Startec Global Communications Corp..................      17,700           4,160
 *StarTek, Inc.........................................      22,400         430,304
 State Auto Financial Corp.............................      47,500         723,425
 State Financial Services Corp. Class A................      11,100         137,807
 Staten Island Bancorp, Inc............................      14,700         391,755
 *Station Casinos, Inc.................................      45,450         791,285
 *Steak n Shake Co.....................................      45,218         375,309
 *Steel Dynamics, Inc..................................      63,200         874,688
 Steel Technologies, Inc...............................      14,500          96,063
 *SteelCloud Co........................................      12,200           5,734
 *Stein Mart, Inc......................................      57,800         609,501
 *Steinway Musical Instruments, Inc....................      11,200         225,568
 *#Stemcells, Inc......................................      27,300          80,126
 Stepan Co.............................................       8,400         200,760
 Stephan Co............................................       3,500          10,500
 *Stericycle, Inc......................................      22,200         946,608
 *STERIS Corp..........................................      74,600       1,291,326
 Sterling Bancorp......................................      11,880         351,410
 Sterling Bancshares...................................      41,900         729,689
 *Sterling Financial Corp..............................      13,200         198,990
 Stewart & Stevenson Services, Inc.....................      37,000       1,076,885
 Stewart Enterprises, Inc..............................     145,000       1,102,725
 *Stewart Information Services Corp....................      14,900         255,535
 Stifel Financial Corp.................................      11,400         148,770
 *Stillwater Mining Co.................................       7,500         238,500
 *STM Wireless, Inc. Class A...........................      11,400          20,976
 *Stockwalk.com Group, Inc.............................       5,735           9,004
 *Stone & Webster, Inc.................................      14,200          19,312
 *Stone Energy Corp....................................      16,863         885,308
 *Stoneridge, Inc......................................      28,900         262,990
 *#Storage Computer Corp...............................      19,300         162,120
 *#Stratasys, Inc......................................       6,100          20,893
 *#Strategic Diagnostics, Inc..........................      26,500         100,700
 *Strategic Distribution, Inc..........................       4,029          33,340
 *Stratesec, Inc.......................................      11,200          16,576
 *Stratos Lightwave, Inc...............................      46,094         524,780
 *Strattec Security Corp...............................       6,500         221,813
 *Stratus Properties, Inc..............................       8,550          98,966
 Strayer Ed, Inc.......................................      24,500       1,095,395
 Stride Rite Corp......................................      65,200         528,120
 *Strouds, Inc.........................................       7,200             198
 *Structural Dynamics Research Corp....................      67,100       1,624,827
 *Student Advantage, Inc...............................      29,200          73,146
 Sturm Ruger & Co., Inc................................      41,000         377,610
 *#Styleclick, Inc. Class A............................      12,700          18,733
 *Suburban Lodges of America, Inc......................      18,500         140,138
 *Success Bancshares, Inc..............................       2,200          40,381

                                      142
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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Successories, Inc....................................       8,400    $     14,280
 Suffolk Bancorp.......................................       4,300         211,431
 *Summa Industries, Inc................................       6,000          57,300
 Summit Bancshares, Inc................................       2,000          38,920
 Summit Bank Corp......................................         840          12,936
 *Sun Bancorp, Inc.....................................      17,073         172,864
 Sun Hydraulics, Inc...................................       4,900          38,710
 *Sunair Electronics, Inc..............................       3,000           6,150
 *#Sunbeam Corp........................................     145,994           9,672
 *Sundance Homes, Inc..................................       3,000             128
 *Sunquest Information Systems, Inc....................      21,000         326,865
 *#Sunrise Assisted Living, Inc........................      30,365         722,839
 *#Sunrise Technologies International, Inc.............      86,900         202,912
 *SunSource, Inc.......................................       6,700          34,840
 *#Superconductor Technologies, Inc....................      21,300         134,510
 *Supergen, Inc........................................      48,100         629,389
 *Superior Consultant Holdings Corp....................      13,600          66,776
 *Superior Energy Services, Inc........................      76,100         986,256
 Superior Industries International, Inc................      27,700       1,095,258
 Superior Surgical Manufacturing Co., Inc..............      10,000          93,000
 *Superior Telecom, Inc................................      34,400         106,640
 *Supertex, Inc........................................      26,500         332,178
 *Suprema Specialties, Inc.............................       5,700          64,068
 *Supreme Industries, Inc..............................      13,471          53,884
 *SurModics, Inc.......................................      15,600         843,492
 Susquehanna Bancshares, Inc...........................      56,200         941,912
 *SVI Solutions, Inc...................................      51,600          67,080
 *Swift Energy Corp....................................      34,500       1,156,095
 *Swift Transportation, Inc............................      17,000         298,435
 *Swisher International, Inc...........................         700             473
 *Swiss Army Brands, Inc...............................      10,600          71,550
 *Switchboard, Inc.....................................       1,600           5,760
 *Sybase, Inc..........................................      16,908         263,511
 *Sykes Enterprises, Inc...............................      42,600         328,233
 *Sylvan Learning Systems, Inc.........................      41,500         767,958
 *Sylvan, Inc..........................................       7,300          92,418
 *Symmetricom, Inc.....................................      37,250         558,936
 *Symphonix Devices, Inc...............................      18,900          23,814
 *Syms Corp............................................      19,800         133,650
 *Symyx Technologies...................................       5,600         154,140
 Synalloy Corp.........................................       9,100          67,113
 *Synaptic Pharmaceutical Corp.........................      17,400         101,790
 *Synbiotics Corp......................................      12,100           4,840
 *Syncor International Corp............................      30,600         891,837
 *Syntel, Inc..........................................      49,000         441,735
 *Syntellect, Inc......................................      19,000          50,730
 *Synthetech, Inc......................................      21,800          57,116
 *Syntroleum Corp......................................      46,800         562,068
 *Sypris Solutions, Inc................................       2,250          13,151
 *System Software Associates, Inc......................      10,700              37
 *Systemax, Inc........................................      43,700         124,545
 *Systems & Computer Technology Corp...................      56,500         451,718
 *T/R Systems, Inc.....................................       2,200           8,745
 Tab Products Co.......................................       7,200          26,136
 *Tag-It Pacific, Inc..................................       6,700          25,527
 *Taitron Components, Inc..............................       6,800          17,544
 *Take Two Interactive Software........................      43,700         906,994
 *#TALK America Holdings, Inc..........................      51,000          71,400
 TALX Corp.............................................      13,035         492,202
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tandy Brand Accessories, Inc.........................       7,500    $     44,625
 *Tandy Crafts, Inc....................................      14,400             396
 *Tanning Technology Corp..............................      16,500          77,138
 *Tarantella, Inc......................................      50,100          84,419
 *Targeted Genetics Corp...............................      55,500         283,328
 *Tarrant Apparel Group................................      19,600         120,540
 Tasty Baking Co.......................................      12,600         208,278
 TB Woods Corp.........................................       5,400          43,335
 *TBA Entertainment Corp...............................      12,800          50,048
 *TBC Corp.............................................      25,650         212,639
 *TCSI Corp............................................      25,300          28,463
 *#Team Communications Group, Inc......................       5,800           6,119
 *TEAM Mucho, Inc......................................       2,800           9,380
 *Team, Inc............................................       7,600          23,180
 Tech/Ops Sevcon, Inc..................................       4,000          36,200
 *Techdyne, Inc........................................       7,100           9,940
 Teche Holding Co......................................         700          12,565
 *Technical Communications Corp........................         400             756
 *Technisource, Inc....................................      12,300          18,266
 Technitrol, Inc.......................................       7,800         195,000
 Technology Research Corp..............................       7,000          11,655
 *Technology Solutions Corp............................      62,100         123,579
 Tecumseh Products Co. Class A.........................       1,500          78,098
 *Tegal Corp...........................................      20,000          55,600
 *Tejon Ranch Co.......................................      13,900         365,570
 *Telemate.Net Software, Inc...........................       2,500           3,875
 *Telescan, Inc........................................      22,300          11,039
 *Teletech Holdings, Inc...............................      20,000         182,100
 *Teletouch Communications, Inc........................       4,200           3,360
 *#Teligent, Inc.......................................      38,200          21,201
 *Telscape International, Inc..........................      22,000           4,840
 *Telular Corp.........................................      16,500         181,005
 *Temtex Industries, Inc...............................       2,000           1,110
 *TenFold Corp.........................................       4,500           1,868
 Tennant Co............................................      10,800         444,204
 Tenneco Automotive, Inc...............................      51,000         161,670
 *#Terayon Communication Systems, Inc..................      49,900         291,416
 *Terex Corp...........................................      38,600         848,814
 *Terra Industries, Inc................................      98,600         438,770
 *Terremark Worldwide, Inc.............................      51,100          90,958
 *Tesoro Petroleum Corp................................      49,300         766,615
 *Tessco Technologies, Inc.............................       7,200          92,772
 *Tetra Tech, Inc......................................      30,281         867,096
 *Tetra Technologies, Inc..............................      16,300         456,400
 *Texas Biotechnology Corp.............................      55,200         444,360
 Texas Industries, Inc.................................      31,600       1,034,900
 Texas Regional Banchshares, Inc. Class A..............      22,330         826,880
 TF Financial Corp.....................................       2,600          50,466
 *TFC Enterprises, Inc.................................      11,400          20,235
 *Thackeray Corp.......................................       4,100           9,635
 *#Theglobe.com, Inc...................................      31,900           7,816
 *Theragenics Corp.....................................      37,800         371,952
 *Therma-Wave, Inc.....................................       9,600         138,768
 *Thermo Fibergen, Inc.................................       6,800          80,240
 *Thermo Fibertek, Inc.................................      94,100         366,990
 *Thermwood Corp.......................................         200             775
 *TheStreet.com, Inc...................................      24,900          44,073
 Thistle Group Holdings Co.............................       7,100          66,421
 Thomas & Betts Corp...................................      11,000         229,790
 *Thomas Group, Inc....................................       6,600          35,145

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Thomas Industries, Inc................................      17,450    $    475,513
 *Thomaston Mills, Inc.................................       1,900              27
 Thor Industries, Inc..................................      16,900         430,950
 *Thoratec Laboratories Corp...........................      77,843         866,393
 *Thorn Apple Valley, Inc..............................       4,600             115
 *T-HQ, Inc............................................      29,800       1,444,108
 Three Rivers Bancorp, Inc.............................       7,300          81,395
 *Three-Five Systems, Inc..............................      21,499         326,140
 *#Tidel Technologies, Inc.............................      19,900          31,243
 *Tier Technologies, Inc. Class B......................      13,800         135,309
 *TII Industries, Inc..................................      11,260          12,724
 Timberland Bancorp, Inc...............................       6,600         102,630
 Timberline Software Corp..............................      23,200         125,860
 Timken Co.............................................      13,500         238,950
 *Tipperary Corp.......................................      17,900          53,700
 *Titan Corp...........................................       3,000          67,080
 Titan International, Inc..............................      21,500         112,230
 *Titan Pharmaceuticals, Inc...........................      11,400         356,820
 *Titanium Metals Corp.................................      41,900         553,499
 *#TiVo, Inc...........................................      17,500         144,025
 *TMBR/Sharp Drilling, Inc.............................       6,200         107,415
 *T-Netix, Inc.........................................      17,300          41,088
 *Todd Shipyards Corp..................................      13,600         106,080
 *Toddhunter International, Inc........................       4,600          36,892
 *Tofutti Brands, Inc..................................       6,900          15,180
 *Toll Brothers, Inc...................................      38,700       1,263,555
 *Tollgrade Communications, Inc........................      16,000         510,640
 Tompkins County Trustco, Inc..........................         330          12,540
 *Topps, Inc...........................................      63,500         632,778
 Toreador Resources Corp...............................       4,900          29,155
 Toro Co...............................................      17,900         732,110
 *Total Entertainment Restaurant Corp..................      12,800          39,680
 *Tower Air, Inc.......................................      13,300           1,097
 *Tower Automotive, Inc................................      66,400         658,024
 *Towne Services, Inc..................................       1,040           1,310
 *Toymax International, Inc............................      11,100          22,311
 *Track Data Corp......................................      65,500         103,163
 *Track 'n Trail, Inc..................................       4,900             515
 *Tractor Supply Co....................................      12,500         193,375
 *Tradestation Group, Inc..............................      32,100         118,610
 *Traffix, Inc.........................................      22,200          73,371
 *Trailer Bridge, Inc..................................       9,800          19,110
 *Trammell Crow Co.....................................      45,300         462,060
 *#Trans World Airlines, Inc...........................      65,900           3,295
 *Trans World Entertainment Corp.......................      72,700         604,137
 *Transact Technologies, Inc...........................       8,900          77,875
 *Transaction Systems Architects, Inc..................      33,300         383,117
 *#Transcrypt International, Inc.......................       7,800           1,755
 *Transkaryotic Therapies, Inc.........................      24,900         645,657
 *Transmation, Inc.....................................       6,700          16,482
 *Transmedia Network, Inc..............................      20,400          73,440
 *Transmontaigne Oil Co................................      41,200         237,312
 *Transport Corp. of America...........................       5,200          32,760
 *Transport Industries, Inc............................       1,400           5,054
 *Transportation Components, Inc.......................      21,000           1,313
 Transpro, Inc.........................................       6,700          19,430
 Transtechnology Corp..................................       6,300          56,133
 *#TransTexas Gas Corp. Class A........................         236           3,629
 *Transworld Healthcare, Inc...........................      19,300          48,250
 *Travelocity.com, Inc.................................      29,100         938,039
 *#Travis Boats & Motors, Inc..........................       3,300           8,993
 *TRC Companies, Inc...................................       8,800         451,000
                                                            SHARES           VALUE+
                                                            ------           ------
 Tredegar Industries, Inc..............................      25,900    $    514,892
 Tremont Corp..........................................       5,100         203,490
 *Trend-Lines, Inc. Class A............................       2,100              95
 *#Trendwest Resorts, Inc..............................      36,600         887,184
 Trenwick Group, Ltd...................................      22,775         517,676
 *Trex Co., Inc........................................      12,500         362,750
 *Triad Guaranty, Inc..................................      17,000         600,100
 *Triad Hospitals, Inc.................................      30,365         750,016
 *Triangle Pharmaceuticals, Inc........................      57,100         259,805
 *Triarc Companies, Inc. Class A.......................      30,600         772,650
 Trico Bancshares......................................       4,950          83,160
 *Trico Marine Services, Inc...........................      54,700         708,639
 *Trident Microsystems, Inc............................      22,100         105,749
 *Trimble Navigation, Ltd..............................      27,100         528,586
 *#Trimedyne, Inc......................................       5,400           7,749
 *Trimeris, Inc........................................      19,000         888,535
 Trinity Industries, Inc...............................      11,800         263,730
 *Trio-Tech International..............................         400           1,440
 *TriPath Imaging, Inc.................................      43,152         377,796
 *Triple S Plastics, Inc...............................       3,800          25,574
 *Tripos, Inc..........................................       8,800         106,480
 *#Tristar Corp........................................       1,000           4,525
 *Triumph Group........................................      10,800         492,264
 *TriZetto Group, Inc..................................      35,000         351,750
 *TRM Copy Centers Corp................................       8,100          12,555
 *Tropical Sportswear International Corp...............       9,300         185,489
 *Troy Group, Inc......................................      13,100          53,252
 *#Trump Hotels & Casino Resorts, Inc..................      31,000          62,000
 Trust Co. of New Jersey...............................      31,400         634,123
 Trustco Bank Corp.....................................      72,680         861,621
 *TSR, Inc.............................................       6,400          34,144
 Tucker Anthony Sutro Corp.............................      36,000         788,400
 *Tuesday Morning Corp.................................      47,400         632,316
 *Tufco Technologies, Inc..............................       4,500          40,500
 *Tularik, Inc.........................................      10,700         273,385
 *Tumbleweed Communications Corp.......................      25,295          99,536
 Tupperware Corp.......................................       4,900         112,014
 *#TurboChef Technologies, Inc.........................      20,500          17,015
 *Turnstone Systems, Inc...............................       9,100          63,473
 *#Tut Systems, Inc....................................      18,700          43,104
 *Tvia, Inc............................................       6,900          14,801
 *Tweeter Home Entertainment Group, Inc................       7,800         210,444
 Twin Disc, Inc........................................       3,600          60,660
 *Twinlab Corp.........................................      39,700          69,872
 *Tyler Technologies, Inc..............................      59,200         156,288
 U.S. Aggregates, Inc..................................      10,000          10,100
 *U.S. Concrete, Inc...................................       8,400          74,046
 U.S. Freightways Corp.................................      10,700         303,506
 *U.S. Home & Garden, Inc..............................      23,700          20,738
 U.S. Industries, Inc..................................      66,300         375,921
 *#U.S. Interactive, Inc...............................      38,700          21,769
 *U.S. Physical Therapy, Inc...........................       6,700         164,251
 *U.S. Plastic Lumber Corp.............................      46,100          57,164
 *U.S. Vision, Inc.....................................       7,700          26,912
 *Ubics, Inc...........................................       8,400          11,592
 *Ucar International, Inc..............................      54,200         691,050
 UCBH Holdings, Inc....................................      20,600         553,419
 *UFP Technologies, Inc................................       3,800           6,327
 UGI Corp..............................................      36,300         967,758
 *Ugly Duckling Corp...................................      19,500          84,435

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *UICI.................................................      51,500    $    437,750
 UIL Holdings Corp.....................................      15,600         739,596
 *Ulticom, Inc.........................................      10,900         304,710
 *Ultimate Electronics, Inc............................      15,900         393,446
 *Ultimate Software Group, Inc.........................      22,500         108,338
 *Ultradata Systems, Inc...............................       2,000           1,590
 *Ultrak, Inc..........................................      18,700          50,864
 *Ultralife Batteries, Inc.............................      17,700         104,253
 *Ultratech Stepper, Inc...............................      33,800         630,539
 UMB Financial Corp....................................       6,000         225,900
 Umpqua Holdings Corp..................................      13,282         157,525
 *Unapix Entertainment, Inc............................       6,100              43
 Unico American Corp...................................       7,200          42,336
 *Unidigital, Inc......................................       6,100              76
 *Unifab International, Inc............................       9,500          43,700
 *Unifi, Inc...........................................      88,900         693,420
 Unifirst Corp.........................................      13,150         241,303
 *Unify Corp...........................................      25,700           5,911
 *Unigraphics Solutions, Inc...........................       6,000         177,060
 *Unimark Group, Inc...................................      10,100           6,212
 *Uni-Marts, Inc.......................................       6,500          12,025
 *Union Acceptance Corp. Class A.......................       5,200          27,924
 Union Community Bancorp...............................       2,300          30,222
 *Uniroyal Technology Corp.............................      44,200         415,701
 Unisource Energy Corp.................................      50,580       1,271,075
 *Unit Corp............................................      56,100       1,212,882
 *United Auto Group, Inc...............................      27,800         389,478
 United Bankshares, Inc. WV............................      11,800         282,315
 United Community Financial Corp.......................      40,900         285,073
 United Financial Corp.................................         400           7,202
 United Fire Casualty Co...............................       6,200         206,553
 United Guardian, Inc..................................       1,900          10,450
 United Industrial Corp................................      19,800         344,520
 United National Bancorp...............................      18,400         370,208
 *United Natural Foods, Inc............................      29,200         512,898
 United Parcel Service, Inc............................       5,660         336,487
 *United Retail Group, Inc.............................      18,600         172,050
 *#United Road Services, Inc...........................         720             216
 *United States Energy Corp............................      11,500          69,000
 *United Stationers, Inc...............................      13,300         378,053
 *United Therapeutics Corp.............................      19,600         254,898
 Unitil Corp...........................................       6,100         160,125
 *Unity Bancorp, Inc...................................       2,600          11,440
 *Universal Access, Inc................................     113,000         521,495
 *Universal American Financial Corp....................       8,400          51,030
 Universal Corp........................................      36,500       1,453,430
 *Universal Display Corp...............................       9,000         152,955
 *Universal Electronics, Inc...........................      24,100         495,858
 Universal Forest Products, Inc........................      24,000         475,680
 *Universal Stainless & Alloy Products, Inc............       6,500          64,675
 *Uno Restaurant Corp..................................      17,700         166,380
 *Unova, Inc...........................................     103,500         522,675
 *UQM Technologies, Inc................................      24,200         170,610
 *Urban Outfitters, Inc................................      34,200         540,873
 *Urocor, Inc..........................................      14,400         229,824
 *Urologix, Inc........................................      16,700         371,492
 *#Uromed Corp. New....................................       4,720           9,015
 *URS Corp.............................................      21,200         573,884
 *Ursus Telecom Corp...................................       8,500             425
 *US LEC Corp..........................................      14,800          54,834
 *US Liquids, Inc......................................      25,300         115,368
                                                            SHARES           VALUE+
                                                            ------           ------
 *US Oncology, Inc.....................................     103,582    $    775,311
 *US Unwired, Inc......................................      10,000          83,350
 *US Xpress Enterprises, Inc. Class A..................      20,523         158,027
 *USA Truck, Inc.......................................      10,200          68,748
 *USABancShares.com, Inc...............................       5,300           5,221
 *USANA, Inc...........................................      14,000          25,900
 USB Holding Co., Inc..................................      14,805         201,348
 *USData Corp..........................................      17,100           9,149
 Usec, Inc.............................................      72,400         678,388
 USG Corp..............................................      33,900         283,404
 *Utah Medical, Inc....................................       6,300          64,260
 *V.I. Technologies, Inc...............................      18,500         182,410
 *#VA Linux Systems, Inc...............................      21,200          79,818
 *Vail Banks Inc.......................................       1,300          15,795
 *Vail Resorts, Inc....................................      23,300         481,145
 *Valence Technology, Inc..............................      43,400         328,972
 *Valentis, Inc........................................      43,566         254,861
 Valley National Bancorp...............................      20,198         544,942
 *Valley National Gases, Inc...........................       4,200          19,215
 Valmont Industries, Inc...............................      31,600         503,862
 *Value City Department Stores, Inc....................      49,000         502,250
 Value Line, Inc.......................................      10,900         451,478
 *Valuevision International, Inc. Class A..............      25,900         530,044
 *Vans, Inc............................................      19,200         471,936
 *#Vari L Co., Inc.....................................       7,500          15,000
 *Variflex, Inc........................................       5,100          35,190
 *Vari-Lite International, Inc.........................       4,800           7,656
 *#Vaxgen, Inc.........................................      13,700         295,235
 *VDI Media............................................      12,200          43,676
 Vector Group, Ltd.....................................      30,762       1,046,523
 Vectren Corp..........................................      27,066         597,888
 *Veeco Instruments, Inc...............................       5,400         248,697
 *Ventana Medical Systems, Inc.........................      22,400         569,632
 *#Ventro Corp.........................................       8,100           4,658
 *Venture Catalyst, Inc................................       8,000           2,800
 *Venturian Corp.......................................         330           1,602
 *#Verado Holdings, Inc................................      20,000           8,800
 *Veramark Technologies, Inc...........................      10,400          14,404
 *Verdant Brands, Inc..................................       4,517              41
 *Verilink Corp........................................      22,000          95,150
 *Veritas DGC, Inc.....................................      24,300         850,743
 *Verity, Inc..........................................      25,200         389,214
 *Vermont Pure Holdings, Ltd...........................      12,300          33,210
 *Versant Object Technology Corp.......................       6,500          11,538
 *Versar, Inc..........................................       3,600           7,740
 *#Verso Technologies, Inc.............................       5,546           5,158
 *Vertel Corp..........................................      41,800          60,819
 *#Vertex Interactive, Inc.............................      29,000          55,245
 *Verticalbuyer Inc....................................         920              64
 *VerticalNet , Inc....................................      32,900          71,558
 Vesta Insurance Group, Inc............................      26,000         257,140
 *Vestcom International, Inc...........................      11,700          27,027
 *VIA NET.WORKS, Inc...................................       6,400          10,720
 *#viaLink Co..........................................      25,500          68,213
 *Viant Corp...........................................      38,500          64,873
 *Viasat, Inc..........................................      27,000         470,205
 *Viasystems Group, Inc................................      26,500          83,740
 *#Viatel, Inc.........................................      60,200          15,652
 *VIB Corp.............................................         109             933
 *Vical, Inc...........................................      31,700         442,374
 *Vicon Industries, Inc................................       6,400          15,424
 *Vicor Corp...........................................      10,100         210,838

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Vidamed, Inc.........................................      10,800    $     77,814
 *Video Display Corp...................................       3,600          19,800
 *Viewpoint Corp.......................................      43,900         229,378
 *Viisage Technology, Inc..............................      15,900          33,152
 Vintage Petroleum, Inc................................      14,700         317,520
 *Vion Pharmaceuticals, Inc............................      28,800         203,040
 *Virage, Inc..........................................       9,800          41,062
 *Virbac Corp..........................................      25,400         107,315
 Virco Manufacturing Corp..............................      14,330         142,584
 *#ViroPharma, Inc.....................................      22,800         662,226
 *Virtualfund.Com, Inc.................................      22,400           3,808
 *#Vision Sciences, Inc................................       5,100           6,936
 *#Visionics Corp......................................      25,600         135,680
 *#VISTA Information Solutions, Inc....................      25,100          22,841
 *Vista Medical Technologies, Inc......................      30,000          23,250
 *#Visual Data Corp....................................      13,600          22,032
 *Visual Networks, Inc.................................      30,200         202,189
 *Visx, Inc. DE........................................      23,000         479,550
 Vital Signs, Inc......................................      19,500         673,725
 *Vitalcom, Inc........................................       6,000           7,140
 *Vitech America, Inc..................................      26,150          17,651
 *Vitria Technology, Inc...............................      28,200         141,564
 *Vivus, Inc...........................................      50,200         223,641
 *Vixel Corp...........................................       9,400          35,391
 *Vlasic Foods International, Inc......................      50,100           2,004
 *Vodavi Technology, Inc...............................       4,300           3,354
 *Volt Information Sciences, Inc.......................      22,800         413,820
 *#V-ONE Corp..........................................      19,400          27,451
 *#Voxware, Inc........................................      20,000           7,200
 *VTEL Corp............................................      38,600          52,110
 Vulcan International Corp.............................         700          27,038
 *Vysis, Inc...........................................      15,200         293,892
 W.P. Carey & Co. LLC..................................      11,300         238,430
 Wabash National Corp..................................      36,800         425,040
 Wabtec Corp...........................................      37,000         482,850
 *Wackenhut Corp. Class A..............................       5,000          80,250
 *Wackenhut Corp. Class B Non-Voting...................      11,950         152,482
 *Wackenhut Corrections Corp...........................      30,100         427,420
 *Walker Interactive Systems, Inc......................      21,900          15,549
 *Wall Street Deli, Inc................................       1,500           1,215
 Wallace Computer Services, Inc........................      60,500       1,036,970
 Walter Industries, Inc................................      69,600         793,440
 *#Warnaco Group, Inc..................................      78,100          45,298
 Warren Bancorp, Inc...................................       9,500          86,213
 Warwick Community Bancorp, Inc........................       5,300          86,072
 Washington Banking Co.................................       3,700          33,115
 *#Washington Group Intl., Inc.........................      73,300          75,499
 Washington Savings Bank FSB...........................       1,600           6,280
 Washington Trust Bancorp, Inc.........................      10,700         232,030
 *Waste Connections, Inc...............................      45,600       1,361,388
 *Waste Holdings, Inc..................................      17,100         136,800
 *WatchGuard Technologoes, Inc.........................      21,000         130,725
 *Waterlink, Inc.......................................      24,300           5,589
 Waters Instruments, Inc...............................         200           1,125
 Watsco, Inc. Class A..................................      49,100         687,400
 Watsco, Inc. Class B..................................       1,350          19,103
 Watts Industries, Inc. Class A........................      23,900         380,010
 Wausau-Mosinee Paper Corp.............................      84,600       1,142,100
 Waypoint Financial Corp...............................      45,982         551,554
 WD-40 Co..............................................      21,600         415,908
 *Webb Corp............................................      25,700         967,605
 *#Webb Interactive Services, Inc......................       8,800          29,524
                                                            SHARES           VALUE+
                                                            ------           ------
 *Webco Industries, Inc................................       6,000    $     25,500
 *Webhire, Inc.........................................      25,400          16,002
 *#WebLink Wireless, Inc...............................      54,300           3,122
 *webMethods, Inc......................................       4,600         128,041
 *Websense, Inc........................................       3,700          63,733
 Weider Nutrition International, Inc...................      15,700          38,465
 *Weirton Steel Corp...................................      55,000          57,200
 Wellco Enterprises, Inc...............................       1,000           9,150
 Wellman, Inc..........................................      47,600         810,152
 *Wells-Gardner Electronics Corp.......................       6,510          18,879
 Werner Enterprises, Inc...............................      59,200       1,175,416
 Wesbanco, Inc.........................................      25,750         597,915
 West Coast Bancorp....................................      23,709         306,794
 *West Marine, Inc.....................................      23,500         147,345
 West Pharmaceutical Services, Inc.....................      20,900         562,419
 Westaff, Inc..........................................      17,900          49,673
 Westbank Corp.........................................       4,300          35,475
 *Westcoast Hospitality Corp...........................      15,000          96,000
 Westcorp, Inc.........................................      36,840         664,594
 *Westell Technologies, Inc............................      68,260         143,005
 *Western Digital Corp.................................     125,600         541,336
 Western Gas Resources, Inc............................      35,400       1,348,740
 Western Ohio Financial Corp...........................         900          16,313
 *Western Power & Equipment Corp.......................       3,473           4,063
 *Weston (Roy F.), Inc. Class A........................      11,300          56,218
 Westpoint Stevens, Inc................................      59,400         237,006
 *Wet Seal, Inc. Class A...............................      14,200         497,639
 *WFS Financial, Inc...................................      33,600         844,200
 *White Electronics Designs Corp.......................      25,500          84,533
 *Whitehall Jewellers, Inc.............................      25,650         219,564
 *Whitman Education Group, Inc.........................      13,100          33,405
 Whitney Holdings Corp.................................       6,400         267,648
 *Whole Foods Market, Inc..............................       2,500         143,163
 *#WHX Corp............................................      19,500          29,055
 *Wickes Lumber Co.....................................      10,600          46,375
 *Wild Oats Markets, Inc...............................      37,850         313,209
 Wiley (John) & Sons, Inc. Class A.....................       2,600          52,520
 *William Lyon Homes...................................      29,100         323,010
 *Williams Clayton Energy, Inc.........................      15,300         297,509
 *Williams Controls, Inc...............................      14,700          23,373
 *Williams Industries, Inc.............................       1,200           4,902
 *Willis Lease Finance Corp............................       7,900          96,420
 *Wilshire Financial Sevices Group, Inc................         137             308
 *Wilshire Oil Co. of Texas............................       7,107          28,002
 *Wilsons The Leather Experts, Inc.....................      25,100         475,394
 *Wink Communications, Inc.............................      33,200         154,546
 Winnebago Industries, Inc.............................      31,900         607,376
 *#Wire One Technologies, Inc..........................      18,150          98,101
 *Wireless Facilities, Inc.............................       6,900          41,814
 *Wireless Telecom Group, Inc..........................      24,100          68,444
 *Wireless WebConnect!, Inc............................       8,900           4,450
 *Wireless Xcessories Group............................       6,600           3,102
 *Wisconsin Central Transportation Corp................      55,700         923,228
 *Wiser Oil Co.........................................      12,500         110,000
 *Witness Systems, Inc.................................      27,300         311,357
 *WJ Communications, Inc...............................      29,700         211,613
 *WMS Industries, Inc..................................      47,100       1,413,942
 Wolohan Lumber Co.....................................       3,200          32,672
 *Wolverine Tube, Inc..................................      15,900         262,350
 Wolverine World Wide, Inc.............................      59,900       1,018,300
 *#Women First HealthCare, Inc.........................       6,700          43,383

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Woodhead Industries, Inc..............................      17,100    $    290,102
 Woodward Governor Co..................................      16,900       1,280,006
 *Workflow Management, Inc.............................      20,600         144,715
 *Workgroup Technology Corp............................       2,000           2,390
 *World Acceptance Corp................................      24,700         238,973
 *#World Access, Inc...................................      83,272           4,996
 World Fuel Services Corp..............................      13,300         164,920
 *World Wrestling Federation Entertainment, Inc........       4,800          58,608
 *#WorldGate Communications, Inc.......................      31,600          97,486
 *#Worldpages.com, Inc.................................      55,100         149,872
 *#Worldwide Xceed Group, Inc..........................       3,450             129
 Worthington Industries, Inc...........................      34,200         393,300
 WPS Resources Corp....................................      19,000         629,090
 *WR Grace & Co........................................     137,700         249,237
 *WSI Industries, Inc..................................       2,000           5,250
 *Wyndham International, Inc...........................      43,200         111,456
 *XCare.net, Inc.......................................       5,400          43,416
 *#Xeta Corp...........................................      12,600          67,095
 *Xetel Corp...........................................      14,300          41,327
 *Xicor, Inc...........................................      29,600         206,460
 X-Rite, Inc...........................................      27,900         254,169
 *Xtra Corp............................................      15,600         797,472
 *#Xybernaut Corp......................................      33,300         118,382
 *#Yankee Candle Co., Inc..............................      23,000         427,800
 Yardville National Bancorp............................       8,700         120,713
 *Yellow Corp..........................................      35,300         671,759
 Yonkers Financial Corp................................         400           8,110
 *York Group, Inc......................................       9,200          91,816
 York International Corp...............................       8,500         299,625
 *York Research Corp...................................       5,500          19,415
 *Young Broadcasting, Inc. Class A.....................      23,400         897,975
 *Youthstream Media Networks, Inc......................      35,700          54,086
 *Zale Corp............................................      13,700         445,524
 *Zamba Corporation....................................      47,400          60,435
 *#Zany Brainy, Inc....................................      11,960           3,947
 *#Zap.com Corp........................................         334             127
 *Zapata Corp..........................................       3,340          71,476
 Zenith National Insurance Corp........................      22,100         597,805
 *Zevex International, Inc.............................       4,800          19,152
 *Zila, Inc............................................      40,157         100,794
 *#ZixIt Corp..........................................      25,800         251,421
 *Zoll Medical Corp....................................      13,200         317,790
 *Zoltek Companies, Inc................................      25,000         145,250
 *Zomax, Inc...........................................      33,900         233,063
 *#Zonagen, Inc........................................      13,600          39,100
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Zones, Inc..........................................      21,400    $     42,800
 *Zoran Corp...........................................      18,700         353,711
 *Zygo Corp............................................      15,100         445,073
 *Zymetx, Inc..........................................       8,600           7,095
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $941,328,436)..................................                 942,146,064
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Fidelity Federal Bancorp Rights 06/29/01.............         543               0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504               0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492               0
 *Union Acceptance Corp. Rights 06/12/01...............       5,200               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $3,614,150) to be
   repurchased at $3,559,383
   (Cost $3,559,000)...................................    $  3,559       3,559,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $944,887,436)++................................                $945,705,064
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $947,081,084.

                See accompanying Notes to Financial Statements.

                           THE U.S. MICRO CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.9%)
 *@track Communications, Inc...........................     217,900    $       75,175
 *1-800 CONTACTS, Inc..................................      51,100         1,271,623
 21st Century Holding Co...............................         700             2,012
 *24/7 Media, Inc......................................      47,000            23,265
 *3-D Systems Corp.....................................     110,010         1,849,818
 *3Dfx Interactive, Inc................................     147,247            49,328
 *3DO Co...............................................     266,500         1,030,022
 *3TEC Energy Corp.....................................       4,100            74,640
 *A Consulting Team, Inc...............................      14,700             6,394
 *#A. B. Watley Group, Inc.............................      13,400           139,829
 *A.C. Moore Arts & Crafts, Inc........................      49,700           562,107
 *aaiPharma, Inc.......................................      72,800         1,288,196
 *#Aames Financial Corp................................         580               841
 *AAON, Inc............................................      64,500         1,465,762
 AAR Corp..............................................       8,100           113,400
 *#Aastrom Biosciences, Inc............................      95,900           141,452
 *Abaxis, Inc..........................................     146,800           880,800
 ABC Bancorp...........................................      62,670           712,558
 *ABC Rail Products Corp...............................     210,200           189,180
 Abington Bancorp, Inc.................................      25,700           357,230
 *Abiomed, Inc.........................................      69,000         1,710,510
 *Ablest, Inc..........................................      13,500            60,412
 Abrams Industries, Inc................................      17,100            66,262
 *Abraxas Petroleum Corp...............................      50,000           218,500
 *#Acacia Research Corp................................      63,500           929,005
 *Acceptance Insurance Companies, Inc..................     116,600           583,000
 *Access Worldwide Communications, Inc.................      74,000            37,370
 *#Acclaim Entertainment, Inc..........................     145,900           565,362
 *#Accrue Software, Inc................................     120,000           106,200
 *Ace Cash Express, Inc................................     109,375         1,088,281
 *Ace Comm Corp........................................     107,100           173,502
 Aceto Corp............................................      57,500           551,712
 *Acme Communications, Inc.............................     120,000           793,200
 *Acme United Corp.....................................      30,407           106,424
 *Acorn Products, Inc..................................      14,600            17,009
 *ACT Manufacturing, Inc...............................       5,100            84,915
 *Action Performance Companies, Inc....................      98,400         1,771,692
 *Actionpoint, Inc.....................................      44,500           125,045
 *Activision, Inc......................................     117,500         4,003,812
 *#Actrade Financial Technologies, Ltd.................      72,500         2,882,237
 *Actuant Corp.........................................      39,940           587,118
 *ACTV, Inc............................................     221,900           696,766
 *#adam.com, Inc.......................................      44,500           129,272
 Adams Resources & Energy, Inc.........................      68,450           982,257
 *Adaptive Broadband Corp..............................      22,500            16,256
 *ADE Corp.............................................      83,700         1,614,991
 *Adept Technology, Inc................................      53,700           507,733
 *Advance Lighting Technologies, Inc...................      98,400           505,284
 *#Advanced Aerodynamics & Structures, Inc.............       8,300             2,116
 *Advanced Digital Information Corp....................       2,900            52,823
 *Advanced Magnetics, Inc..............................      64,200           240,750
 Advanced Marketing Services, Inc......................     132,075         2,179,237
                                                            SHARES             VALUE+
                                                            ------             ------
 *Advanced Neuromodulation Systems, Inc................      71,228    $    1,610,821
 *Advanced Nutraceuticals, Inc.........................       1,900             1,092
 *Advanced Photonix, Inc. Class A......................     102,900           118,335
 *Advanced Power Technology, Inc.......................      79,200         1,031,184
 *Advanced Radio Telecom Corp..........................      12,600                94
 *Advanced Technical Products, Inc.....................       5,200            41,990
 *Advanced Tissue Sciences, Inc........................     124,400           499,466
 Advanta Corp. Class A.................................       2,800            36,918
 Advanta Corp. Class B Non-Voting......................       5,200            63,050
 *#Advantage Marketing Systems, Inc....................       1,400             4,200
 *Aehr Test Systems....................................      57,400           235,340
 *AEP Industries, Inc..................................      60,750         3,565,417
 *Aerosonic Corp.......................................      33,100           556,080
 *Aerovox, Inc.........................................      46,700            25,218
 *Aetrium, Inc.........................................      91,100           164,435
 *Affinity Technology Group, Inc.......................       2,100               131
 *Aftermarket Technology Corp..........................     151,100           947,397
 *AG Services America, Inc.............................      45,000           706,500
 Agco Corp.............................................     120,952         1,046,235
 *AHL Services, Inc....................................     162,600         1,336,572
 *AHT Corp.............................................     105,900               609
 *Air Methods Corp.....................................      70,800           271,164
 *#Airnet Communications Corp..........................     143,200           343,680
 *Airnet Systems, Inc..................................      98,000           501,760
 *Akorn, Inc...........................................     202,000           513,080
 *Aksys, Ltd...........................................     111,600         1,316,880
 Alabama National Bancorporation.......................      32,300           954,465
 Alamo Group, Inc......................................      66,200           943,350
 *Alaris Medical, Inc..................................      82,600           118,944
 *Alaska Communications Systems Group, Inc.............     199,700         1,241,135
 *Alcide Corp..........................................      18,000           535,050
 *Aldila, Inc..........................................      99,700           148,054
 *Alexion Pharmaceuticals, Inc.........................       5,400           140,373
 Alico, Inc............................................      53,400         1,481,049
 *All American Semiconductor, Inc......................      46,340           323,453
 *Allcity Insurance Co.................................         200               920
 *#Allegiant Bancorp, Inc..............................       2,000            24,050
 Allen Organ Co. Class B...............................       4,700           172,137
 *Allen Telecom, Inc...................................       1,900            22,800
 Alliance Bancorp......................................      83,020         2,236,559
 Alliance Bancorp of New England, Inc..................         399             4,489
 *Alliance Gaming Corp.................................      76,268         2,214,060
 *Alliance Pharmaceuticals Corp........................     253,800           711,909
 *Alliance Semiconductor Corp..........................      10,900           137,885
 *Allied Healthcare Products, Inc......................      65,800           216,153
 *Allied Holdings, Inc.................................      73,100           205,411
 *Allied Research Corp.................................      42,040           365,748
 *#Allied Riser Communications.........................     333,400           306,728
 *Allin Communications Corp............................      52,500            20,737
 *Allou Health & Beauty Care, Inc. Class A.............      56,700           218,862
 *Alloy Online, Inc....................................       1,800            20,871
 *Allsctipts Healthcare Solutions, Inc.................      11,400            53,523
 *Alltrista Corp.......................................      53,700           823,758

THE U.S. MICRO CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Almost Family, Inc...................................      11,500    $       82,800
 *Alpha Technologies Group, Inc........................      87,500           666,312
 *Alphanet Solutions, Inc..............................      57,500           120,750
 *Alpine Group, Inc....................................     143,700           265,845
 *Alteon, Inc..........................................     125,300           369,635
 *#Alterra Healthcare Corp.............................     181,000            63,350
 *AltiGen Communications, Inc..........................       1,900             2,793
 *Altris Software, Inc.................................      21,173             9,316
 *Alyn Corp............................................       2,000                 3
 Ambanc Holding Co., Inc...............................      46,400           910,600
 Ambassadors, Inc......................................      73,300         1,827,002
 *AMC Entertainment, Inc...............................     165,500         1,754,300
 Amcast Industrial Corp................................      86,800           763,840
 Amcol International Corp..............................      41,400           231,840
 Amcore Financial, Inc.................................         300             6,009
 *Amedisys, Inc........................................      13,700           135,287
 *America Services Group, Inc..........................      29,000           724,275
 *#American Aircarriers Support, Inc...................      88,900                89
 American Bancorporation Ohio..........................      50,800         1,266,952
 American Bank of Connecticut..........................      27,000           607,500
 American Biltrite, Inc................................      57,850           804,115
 *#American Business Financial Services, Inc...........      26,800           373,860
 *American Claims Evaluation, Inc......................       3,100             6,510
 *American Classic Voyages Co..........................      71,600           286,758
 *American Coin Merchandising, Inc.....................      44,300           182,737
 *American Dental Partners, Inc........................      53,300           333,125
 *American Ecology Corp................................     106,400           262,276
 American Educational Products, Inc....................       2,760            27,269
 *American Healthcorp, Inc.............................      76,700         1,992,666
 American Home Mortgage Holdings, Inc..................      65,900           821,773
 *American Homestar Corp...............................     133,718             6,352
 *American Indemnity Financial Escrow..................      16,700            16,700
 *American Locker Group, Inc...........................      32,200           286,580
 *American Medical Electronics, Inc. (Escrow-Bonus)....     102,100                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................     102,100                 0
 *American Medical Security Group, Inc.................     104,200           544,966
 *American Medical Technologies, Inc...................       2,000             3,050
 *American Pacific Corp................................      66,600           422,910
 *American Physicians Services Group, Inc..............      42,800            92,876
 *American Retirement Corp.............................     138,600           493,416
 *American Science & Engineering, Inc..................      63,500           387,350
 American Shared Hospital Services.....................      23,800            70,210
 *#American Skiing Co..................................      97,850           102,742
 *American Software, Inc. Class A......................     299,600           543,774
 American States Water Company.........................      13,600           413,440
 *American Superconductor Corp.........................      25,800           669,639
 *American Technical Ceramics Corp.....................      68,100           681,000
 *American Wagering, Inc...............................      58,600            20,510
 *American West Bancorporation.........................       5,830            62,148
 American Woodmark Corp................................      72,560         2,527,265
 Americana Bancorp, Inc................................      20,350           272,079
 *Ameripath, Inc.......................................     164,600         4,199,769
 AmeriServe Financial, Inc.............................     180,375           919,912
 *Ameristar Casinos, Inc...............................     138,350         1,730,067
 Ameron, Inc...........................................      29,200         2,051,300
 *#Ames Department Stores, Inc.........................     167,600           437,436
                                                            SHARES             VALUE+
                                                            ------             ------
 *Amistar Corp.........................................      27,800    $       47,677
 *AML Communications, Inc..............................      61,500            56,272
 Ampco-Pittsburgh Corp.................................      81,300           853,650
 *Ampex Corp. Class A..................................     332,100           106,272
 *Amrep Corp...........................................      63,710           294,659
 *Amresco, Inc.........................................      23,200            30,276
 *Amsurg Corp. Class A.................................       6,331           143,429
 *Amsurg Corp. Class B.................................      36,000           806,220
 *Amtran, Inc..........................................     167,800         3,279,651
 *Amwest Insurance Group, Inc..........................      51,288            46,672
 *Anacomp, Inc.........................................      15,200               540
 Analysts International Corp...........................     190,092         1,038,853
 *Analytical Surveys, Inc..............................      65,200            57,050
 *Anaren Microwave, Inc................................       6,700           110,918
 *ANC Rental Corp......................................      49,900           247,254
 Anchor Bancorp Wisconsin, Inc.........................      20,000           291,100
 *Andersen Group, Inc..................................      15,000           126,600
 Andersons, Inc........................................      51,500           429,510
 Andover Bancorp, Inc..................................      50,000         1,740,500
 *#Andrea Electronics Corp.............................     153,300           262,143
 *#Angeion Corp........................................      25,880            44,125
 Angelica Corp.........................................      77,100           835,764
 *#Anicom, Inc.........................................     203,000               203
 *Anika Therapeutics, Inc..............................      64,800            85,212
 *Ansoft Corp..........................................     123,900         2,142,231
 *AnswerThink Consulting Group, Inc....................      29,700           203,148
 *Ansys, Inc...........................................     158,600         2,524,119
 *Antec Corp...........................................      11,400           133,209
 *Anthony and Sylvan Pools Corp........................      43,134           339,683
 *Antigenics, Inc......................................      25,639           509,960
 *AP Pharma, Inc.......................................     201,400           645,487
 *#APA Optics, Inc.....................................      20,500           197,620
 *APAC Teleservices, Inc...............................       3,700            12,025
 *Aphton Corp..........................................      48,400         1,027,290
 Apogee Enterprises, Inc...............................     241,900         2,538,740
 *Applica, Inc.........................................      69,600           590,904
 *#Applied Digital Solutions, Inc......................      85,700            82,272
 *Applied Extrusion Technologies, Inc..................     116,200           682,675
 *Applied Films Corp...................................      52,800         1,010,064
 *Applied Graphics Technologies, Inc...................      88,780           150,926
 *Applied Imaging Corp.................................      48,000            99,360
 Applied Industrial Technologies, Inc..................       2,000            36,200
 *Applied Innovation, Inc..............................     145,500         2,307,630
 *Applied Microsystems Corp............................      82,200           353,871
 Applied Signal Technologies, Inc......................      95,600           399,130
 *#AppliedTheory Corporation...........................      21,400            19,367
 *#Applix, Inc.........................................     123,700           317,290
 *Apropos Technology, Inc..............................       2,600             6,643
 *Aptimus, Inc.........................................       2,100               598
 *Aradigm Corp.........................................     122,300           809,014
 *Arch Capital Group Ltd...............................      61,200         1,022,346
 *Arch Wireless, Inc...................................      16,766             4,451
 Arctic Cat, Inc.......................................       2,700            38,515
 Argonaut Group, Inc...................................       2,000            36,150
 *Argonaut Technologoes, Inc...........................     152,000           782,040
 *Argosy Education Group, Inc. Class A.................       1,000             5,970
 *Arguss Holdings, Inc.................................      56,900           273,120
 *ARI Network Services, Inc............................      54,800            48,772
 *#Ariad Pharmaceuticals, Inc..........................     199,100         1,163,739
 *#Ariel Corp..........................................     120,500            97,002
 *ARIS Corp............................................      81,900           154,791
 *Ark Restaurants Corp.................................      21,400           173,875

THE U.S. MICRO CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Arkansas Best Corp...................................     149,800    $    3,221,449
 *Arlington Hospitality, Inc...........................      60,600           228,765
 *Armor Holdings, Inc..................................      58,500           737,100
 *#Armstrong Holdings, Inc.............................      88,000           325,600
 Arnold Industries, Inc................................         500             9,277
 *#Aronex Pharmaceuticals, Inc.........................     245,300           264,924
 *Arqule, Inc..........................................     124,600         2,100,133
 *Arrhythmia Research Technology, Inc..................      16,475            36,163
 Arrow Financial Corp..................................      61,325         1,519,327
 *Arthrocare Corp......................................       6,600           146,553
 *#Artificial Life, Inc................................       3,100             3,208
 *Artisan Components, Inc..............................     222,500         2,015,850
 *#Artisoft, Inc.......................................     161,300           521,805
 *Arts Way Manufacturing Co., Inc......................         100               232
 *Asante Technologies, Inc.............................      45,600            28,044
 ASB Financial Corp....................................       4,500            41,490
 *Ascent Assurance, Inc................................         623               763
 *#Ashton Technology Group, Inc........................       2,000             2,070
 *Ashworth, Inc........................................     141,900         1,083,406
 *Aspect Communications Corp...........................      93,400           557,131
 *Aspect Medical Systems, Inc..........................      35,000           454,125
 *#Aspeon, Inc.........................................     114,200            24,553
 Associated Materials, Inc.............................      10,400           193,960
 Astea International, Inc..............................     106,100           124,137
 *Astec Industries, Inc................................       3,300            58,789
 Astro-Med, Inc........................................      50,575           238,967
 *Astronics Corp.......................................      36,681           591,481
 *Astronics Corp.......................................       3,668            59,146
 *#AstroPower, Inc.....................................      42,300         2,182,891
 *ASV, Inc.............................................      76,750           911,406
 *Atchison Casting Corp................................      51,600           150,156
 *ATG, Inc.............................................      42,700            48,251
 *AtheroGenics, Inc....................................      56,400           300,612
 *Athey Products Corp..................................      31,085             4,507
 Atlanta Sosnoff Capital Corp..........................      45,400           492,817
 *Atlantic American Corp...............................     157,725           287,848
 *Atlantic Data Services, Inc..........................     128,500           314,825
 *Atlantic Premium Brands, Ltd.........................      27,000            33,075
 *Atlantis Plastics, Inc...............................      34,800           109,620
 *Atrion Corp..........................................      15,400           323,323
 *Atrix Labs, Inc......................................     115,306         2,654,921
 *ATS Medical, Inc.....................................     154,900         1,864,996
 *Audible, Inc.........................................       1,900             1,681
 *Audiovox Corp. Class A...............................      15,600           149,526
 *August Technology Corp...............................      94,500         1,355,130
 *Ault, Inc............................................      40,100           223,958
 *Aurora Foods, Inc....................................      14,900            78,970
 *Auspex Systems, Inc..................................     174,700         1,130,309
 *#Authentidate Holding Corp...........................      92,400           464,310
 *Autobond Acceptance Corp.............................      13,400               938
 *#autobytel.com, Inc..................................     157,500           213,412
 *Autoimmune, Inc......................................      25,700            89,436
 *Autologic Information International, Inc.............      29,300           113,977
 *Autoweb.com, Inc.....................................       3,700             1,313
 *Avalon Holding Corp. Class A.........................      15,475            48,050
 *Avant Immunotherapeutics, Inc........................      42,010           201,228
 *Avatar Holdings, Inc.................................      47,000         1,347,725
 *Avax Technologies, Inc...............................       4,700             3,830
 Avert, Inc............................................      43,600           813,140
 *Avi Biopharma, Inc...................................     131,800         1,105,143
 *Aviall, Inc..........................................     176,550         1,938,519
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Aviation Sales Co...................................     121,000    $      229,900
 *Avid Technology, Inc.................................       4,000            56,800
 *AVIDYN, Inc..........................................      21,700           108,934
 *Avigen, Inc..........................................      55,900         1,110,174
 *#Avteam, Inc. Class A................................      82,500               928
 *Aware, Inc...........................................       6,800            62,866
 *AXS-One, Inc.........................................      78,600            41,658
 *Axsys Technologies, Inc..............................      49,800           729,570
 *Axys Pharmaceuticals, Inc............................     302,415           987,385
 AZZ, Inc..............................................      59,726         1,296,054
 *Bacou USA, Inc.......................................      72,600         2,032,800
 Badger Meter, Inc.....................................      64,600         1,934,770
 *Badger Paper Mills, Inc..............................         200               605
 Bairnco Corp..........................................     105,400           685,100
 *Baker (Michael) Corp.................................      63,214           730,122
 *Baker (Michael) Corp. Class B........................      15,400           177,870
 Balchem Corp..........................................      24,100           445,850
 *Baldwin Piano & Organ Co.............................      30,100            68,477
 *Baldwin Technology, Inc. Class A.....................     131,900           163,556
 *Ballantyne Omaha, Inc................................     145,635           109,954
 *Baltek Corp..........................................      21,562           181,444
 Bancfirst Ohio Corp...................................      72,570         1,574,043
 *Bancinsurance Corp...................................      39,480           187,925
 Bancorp Connecticut, Inc..............................      29,980           563,174
 Bangor Hydro-Electric Co..............................      71,600         1,893,820
 Bank of The Ozarks....................................       5,200            97,188
 *Bank Plus Corp.......................................     173,300           905,492
 *Bank United Financial Corp. Class A..................     178,900         2,416,044
 Bank West Financial Corp..............................       3,400            37,876
 BankAtlantic Bancorp, Inc. Class A....................       1,935            13,932
 *Bankrate, Inc........................................      50,700            51,460
 Banner Corp...........................................     124,190         2,508,017
 *barnesandnoble.com, inc..............................      72,392           129,220
 Barnwell Industries, Inc..............................      10,100           210,080
 *Barrett Business Services, Inc.......................      61,800           227,424
 *Barry (R.G.) Corp....................................     173,235           661,758
 *Base Ten Systems, Inc................................      12,020             1,022
 Bassett Furniture Industries, Inc.....................     108,400         1,498,630
 Bay State Bancorp, Inc................................         200             6,425
 Bay View Capital Corp.................................      65,800           450,730
 *Baycorp Holdings, Ltd................................      73,500           742,350
 *Bayou Steel Corp. Class A............................      99,000           108,900
 *BCT International, Inc...............................      23,700            28,677
 *Be Aerospace, Inc....................................      58,100         1,379,875
 *Beazer Homes USA, Inc................................      63,600         3,816,000
 *#Bebe Stores, Inc....................................       4,800           129,000
 *BEI Electronics, Inc.................................      42,800           139,100
 BEI Technologies, Inc.................................     137,400         3,815,598
 *Bel Fuse, Inc. Class A...............................      42,650         1,226,187
 Bel Fuse, Inc. Class B................................      93,250         2,683,735
 *Belco Oil & Gas Corp.................................      35,300           338,880
 *Bell Industries, Inc.................................      89,000           230,510
 *Bell Microproducts, Inc..............................     127,250         1,359,030
 *Benihana, Inc........................................      11,500           136,850
 *Benihana, Inc. Class A...............................       1,400            15,190
 *Bentley Pharmaceuticals, Inc.........................     128,950           747,910
 *Benton Oil & Gas Co..................................     508,300         1,042,015
 *Berlitz International, Inc...........................      18,400           305,440
 Berry Petroleum Corp. Class A.........................      96,400         1,354,420
 *Bethlehem Corp.......................................         200                21
 *Bethlehem Steel Corp.................................      20,000            55,200
 *#Beyond.com Corp.....................................      77,400            25,929

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
                                                            SHARES             VALUE+
                                                            ------             ------
 BHA Group Holdings, Inc. Class A......................      84,954    $    1,246,275
 *Big 4 Ranch, Inc.....................................      35,000                 0
 *Big City Radio, Inc..................................      34,250            92,475
 *Big Dog Holdings, Inc................................       2,100             8,589
 *billserv.com, Inc....................................         800             1,996
 *BindView Development Corp............................     169,200           439,074
 *Bio Vascular, Inc....................................      91,100           619,480
 *Bioanalytical Systems, Inc...........................       8,700            45,370
 *Biocryst Pharmaceuticals, Inc........................     179,700           686,454
 *Bio-Logic Systems Corp...............................      43,200           201,960
 *BioMarin Pharmaceutical, Inc.........................         700             8,106
 *Biomerica, Inc.......................................      26,100            24,273
 *Bionova Holdings Corp................................      24,300            32,805
 *Bionx Implants, Inc..................................      98,600           234,175
 *#Bio-Plexus, Inc.....................................      13,200             1,650
 *BioReliance Corp.....................................      35,700           464,992
 *Biosite Diagnostics, Inc.............................      71,700         3,651,322
 *Biosource International, Inc.........................      98,400           661,740
 *Biospecifics Technologies Corp.......................      39,000           108,225
 *#Biospherics, Inc....................................     107,600           880,168
 *BioTransplant, Inc...................................     123,900           904,470
 *Birmingham Steel Corp................................     406,800           488,160
 *Bitstream, Inc.......................................      82,400           231,956
 *Black Hawk Gaming & Development, Inc.................      18,500           199,615
 Blair Corp............................................      70,200         1,189,890
 Blanch (E.W.) Holdings, Inc...........................      54,500           735,750
 Blimpie International.................................      55,300            91,245
 *Blonder Tongue Laboratories, Inc.....................      76,500           225,675
 *#Blue Rhino Corp.....................................      79,300           481,747
 *Blue Wave Systems, Inc...............................     127,500           812,175
 *Bluegreen Corp.......................................     228,329           490,907
 BMC Industries, Inc...................................     272,400         1,710,672
 *BNS Co. Class A......................................      26,480           197,276
 *Boca Resorts, Inc....................................         500             6,225
 *Bogen Communications International, Inc..............      64,200           218,280
 *Bolder Technologies Corp.............................     143,600               862
 *Bolt Technology Corp.................................      44,700           248,085
 *Bombay Co., Inc......................................     299,600           934,752
 *Bone Care International, Inc.........................      45,600           921,120
 *Bontex, Inc..........................................       2,200             4,906
 *Bon-Ton Stores, Inc..................................     117,800           355,756
 *Books-a-Million, Inc.................................     178,200           449,955
 *Borland Software Corp................................       4,000            38,460
 *Boron, Lepore and Associates, Inc....................     125,300         1,686,538
 Boston Acoustics, Inc.................................      52,950           587,480
 *Boston Beer Company, Inc. Class A....................     140,800         1,393,920
 *Boston Biomedical, Inc...............................      39,300            90,979
 *Boston Communications Group, Inc.....................     131,800         1,576,987
 Boston Private Financial Holdings, Inc................      60,000         1,275,000
 Bostonfed Bancorp, Inc................................      37,400           798,490
 *Bottomline Technologies, Inc.........................       3,600            24,930
 *Boundless Corp.......................................      26,650            36,777
 Bowl America, Inc. Class A............................      52,768           535,595
 *Boyd Brothers Transportation, Inc....................      13,000            29,900
 *#Bradlees, Inc.......................................      37,000               509
 *Bradley Pharmaceuticals, Inc. Class A................      14,300            45,903
 *Brass Eagle, Inc.....................................      55,500           463,980
 *Braun Consulting, Inc................................      39,700           320,776
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Breed Technologies, Inc.............................       5,600    $          273
 Bridgford Foods Corp..................................      91,467         1,179,924
 *Brigham Exploration Co...............................      78,300           326,902
 *Brightpoint, Inc.....................................     316,800         1,126,224
 *#BrightStar Information Technology Group, Inc........      75,200            17,296
 *Brilliant Digital Entertainment, Inc.................     242,600           145,560
 *Brio Technology, Inc.................................      68,200           461,714
 *#Britesmile, Inc.....................................     196,400         1,708,680
 *Broadbase Software, Inc..............................       2,200             4,433
 *Broadview Media, Inc.................................      15,800            16,511
 Brookline Bancorp, Inc................................         600             8,316
 *Brooks Automation, Inc...............................      18,800           925,054
 *Brookstone, Inc......................................      84,100         1,359,476
 *Brooktrout Technology, Inc...........................     109,050           696,284
 Brown Shoe Company, Inc...............................     137,300         2,739,135
 Brush Wellman, Inc....................................       1,300            28,080
 Bryn Mawr Bank Corp...................................       2,800            84,210
 BSB Bancorp, Inc......................................     129,706         2,455,983
 *BTG, Inc.............................................      84,100           677,005
 *BTU International, Inc...............................      79,500           478,192
 *Buca, Inc............................................      59,600         1,299,578
 *Buckeye Technology, Inc..............................       1,500            18,450
 *Buckhead America Corp................................       3,500             7,367
 *Buckle, Inc..........................................       5,600           110,040
 *#Budget Group, Inc...................................     255,200           831,952
 *Building Materials Holding Corp......................     130,200         1,744,680
 *Bull Run Corp........................................     243,400           318,854
 *Burlington Industries, Inc...........................     412,100           984,919
 Bush Industries, Inc. Class A.........................      95,900         1,443,295
 *Butler International, Inc............................      94,990           208,504
 Butler Manufacturing Co...............................      50,000         1,347,500
 *BWAY Corp............................................      78,550           298,490
 *BYL Bancorp..........................................       6,800            90,882
 *Cache, Inc...........................................      77,500           295,275
 *CacheFlow, Inc.......................................      66,300           423,988
 *Caci International, Inc. Class A.....................      87,100         3,538,002
 *Cadiz, Inc...........................................       1,900            17,613
 Cadmus Communications Corp............................      67,100           753,868
 Cagle's, Inc. Class A.................................      94,800         1,033,320
 *CAIS Internet, Inc...................................     209,700           140,499
 Calgon Carbon Corp....................................         500             4,100
 *Caliber Learning Network, Inc........................     104,600            32,426
 *#Calico Commerce, Inc................................      20,000             6,300
 *California Amplifier, Inc............................      65,500           329,547
 *California Coastal Communities, Inc..................      63,600           271,890
 California First National Bancorp.....................      84,300         1,020,030
 *California Micro Devices Corp........................      97,800           633,255
 *Callon Petroleum Co..................................     121,600         1,483,520
 *Calloways Nursery, Inc...............................       1,700             1,921
 Cal-Maine Foods, Inc..................................      82,000           410,820
 *Calton, Inc..........................................      29,050           139,730
 *CAM Commerce Solutions, Inc..........................      11,300            50,115
 *Cambridge Heart, Inc.................................     161,300           498,417
 Camco Financial Corp..................................      12,371           151,730
 *Caminus Corp.........................................       4,700           144,830
 *Candela Laser Corp...................................     190,000         1,486,750
 *Candies, Inc.........................................     111,000           223,665
 *Candlewood Hotel Co., Inc............................       3,100             6,804
 *Cannon Express, Inc. Class A.........................       9,650            17,852
 *Cannondale Corp......................................      80,500           323,207
 *#Cantel Industries, Inc. Class B.....................      29,900           725,224

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Canterbury Information Technology, Inc...............      92,100    $      142,294
 *Capital Associates, Inc..............................      26,850                27
 *Capital Corp. of the West............................       9,555           145,427
 *Capital Crossing Bank................................      44,300           724,083
 *Capital Pacific Holdings, Inc........................      87,000           358,440
 *Capital Senior Living Corp...........................     177,900           336,231
 *Capital Trust, Inc...................................      42,000           233,100
 Capitol Bancorp, Ltd..................................      40,500           556,875
 Capitol Transamerica Corp.............................      67,945           999,471
 *#Caprius, Inc........................................       2,010               181
 *Captaris, Inc........................................     158,600           399,672
 Caraustar Industries, Inc.............................       1,800            18,468
 *Carbide/Graphite Group, Inc..........................      81,000            98,820
 *Cardiac Pathways Corp................................      18,020            59,196
 *Cardiac Sciences, Inc................................      10,400            30,160
 *Cardima, Inc.........................................      19,500            24,180
 *CardioDynamics International Corp....................      28,500           152,190
 *Cardiotech International, Inc........................      22,200            29,748
 *Carecentric, Inc.....................................      33,815            75,627
 *Career Blazers, Inc. Trust Units.....................       4,360                 0
 *#CareerEngine Network, Inc...........................      16,000            12,960
 *#CareMatrix Corp.....................................       3,188               638
 *Carlyle Industries, Inc..............................      13,397             4,622
 *Carreker-Antinori, Inc...............................     158,800         1,617,378
 *Carriage Services, Inc. Class A......................     110,700           607,743
 *Carrier Access Corp..................................      13,100            99,560
 *Carrington Laboratories, Inc.........................      73,900           103,090
 *Carrizo Oil & Gas, Inc...............................      83,000           557,345
 Cascade Corp..........................................     119,350         1,277,045
 Cascade Natural Gas Corp..............................     100,200         1,903,800
 *Casella Waste Systems, Inc. Class A..................      74,644           703,893
 Cash America International, Inc.......................     121,240           872,928
 *Casino Data Systems..................................     203,800         1,859,675
 Castle (A.M.) & Co....................................      73,725           947,366
 *Castle Dental Centers, Inc...........................      30,500             4,880
 Castle Energy Corp....................................      50,800           318,770
 Casual Male Corp......................................     111,200             5,560
 *Catalina Lighting, Inc...............................      55,400            73,682
 *Catalyst International, Inc..........................      80,900           359,196
 *Catapult Communications Corp.........................       3,900           124,819
 Cato Corp. Class A....................................      24,900           481,068
 Cavalier Homes, Inc...................................     148,500           452,925
 CB Bancshares, Inc. HI................................       2,818            93,938
 *CB Richard Ellis Services, Inc.......................      33,600           519,120
 *C-bridge Internet Solutions, Inc.....................      59,400           108,999
 *CCA Industries, Inc..................................      34,700            30,189
 CCBT Financial Companies, Inc.........................      79,900         2,317,100
 *CCC Information Services Group, Inc..................      13,100            98,905
 *C-COR Electronics, Inc...............................       9,700            92,441
 *CD Warehouse, Inc....................................       5,600             2,548
 *CD&L, Inc............................................      55,900            29,068
 *Celadon Group, Inc...................................      81,200           403,158
 *Celebrity, Inc.......................................      13,500             5,130
 *Celeris Corporation..................................      29,766            16,520
 *Celeritek, Inc.......................................      30,900           402,472
 *Cell Genesys, Inc....................................      94,505         1,607,058
 *#Cell Pathways, Inc..................................       4,500            30,645
 *Cellegy Pharmaceuticals, Inc.........................     102,400           660,992
 *#Cellstar Corp.......................................     185,400           386,559
 *Cellular Technical Services..........................      16,200            53,784
 *Cel-Sci Corp.........................................      46,700            65,380
                                                            SHARES             VALUE+
                                                            ------             ------
 Cenit Bancorp, Inc....................................      32,800    $      910,200
 *Centennial Bancorp...................................     222,078         1,994,260
 *#CenterSpan Communication Corp.......................      65,900           995,419
 Centex Construction Products, Inc.....................       2,100            59,472
 *Centra Software, Inc.................................      40,000           555,600
 Central Bancorp, Inc..................................      10,000           191,400
 *Central Garden & Pet Co..............................      52,600           366,359
 Central Vermont Public Service Corp...................     144,500         2,667,470
 Century Aluminum Co...................................     124,000         2,449,000
 Century Bancorp Income Class A........................       7,600           151,734
 *Century Business Services, Inc.......................      12,600            44,100
 *Ceradyne, Inc........................................     119,100         1,080,832
 Cerberonics, Inc. Class A.............................       3,500            11,095
 *Ceres Group, Inc.....................................      87,200           445,592
 CFS Bancorp, Inc......................................      21,800           291,575
 *Chad Therapeutics....................................       9,300            17,670
 *Champion Enterprises, Inc............................     331,000         3,515,220
 Champion Industries, Inc..............................      93,200           311,288
 *Championship Auto Racing Teams, Inc..................       3,400            50,252
 *Champps Entertainment, Inc...........................     125,910         1,058,274
 *Channell Commercial Corp.............................      19,900           127,459
 *Charles and Colvard, Ltd.............................      70,900           100,678
 *Charles River Associates, Inc........................      48,100           667,387
 *Chart House Enterprises, Inc.........................     103,100           268,060
 *Chart Industries, Inc................................     158,675           642,634
 *Charter Federal Savings Bank (Escrow)................      43,340                 0
 Chase Corp............................................      24,200           281,930
 *Chase Industries, Inc................................      81,950           753,940
 *Chattem, Inc.........................................     101,400           999,804
 *Chaus (Bernard), Inc.................................      15,260             6,867
 *Cheap Tickets, Inc...................................       7,300            90,191
 *Check Technology Corp................................      52,900           162,667
 *Checkers Drive-In Restaurant, Inc....................      44,900           252,562
 *Checkpoint System, Inc...............................       1,200            16,392
 Chemed Corp...........................................       3,000           105,300
 Chemical Financial Corp...............................      26,283           649,190
 *Cherokee, Inc........................................       8,200            66,830
 Chesapeake Corp.......................................       4,500           100,350
 Chesapeake Utilities Corp.............................      53,675         1,025,192
 Chester Valley Bancorp................................       6,511            96,851
 Chicago Rivet & Machine Co............................      20,000           380,000
 *#Chicos Fas, Inc.....................................     165,600         5,507,856
 *Children's Comprehensive Services, Inc...............      65,700           280,867
 *Childtime Learning Centers, Inc......................      31,700           217,779
 *#Chiquita Brands International, Inc..................       5,000             8,500
 *Cholestech Corp......................................     127,100           875,083
 *Chordiant Software, Inc..............................       9,600            30,480
 *Christopher & Banks Corp.............................     118,125         4,554,309
 *ChromaVision Medical Systems, Inc....................      44,700           243,391
 *Chromcraft Revington, Inc............................     100,900           982,766
 *Chronimed, Inc.......................................     131,500         1,016,495
 *#Chyron Corp.........................................     262,600           139,178
 *Ciber, Inc...........................................       4,700            31,255
 *CIDCO, Inc...........................................     135,300            52,090
 *Cima Laboratories, Inc...............................      86,400         6,357,744
 *Ciprico, Inc.........................................      49,800           350,841
 *Circuit City Stores, Inc. (Carmax Group).............     271,400         4,033,004
 *Circuit Systems, Inc.................................      30,900               541

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Citadel Holding Corp. Class A........................      40,560    $       60,840
 *Citation Holding Corp. Class B.......................      10,140            17,745
 *Citizens, Inc. Class A...............................     164,941         1,253,552
 City Holding Co.......................................      52,900           514,981
 *Civic Bancorp........................................      41,009           607,548
 *CKE Restaurants, Inc.................................     440,500         1,167,325
 *Clare, Inc...........................................     104,700           291,066
 *Clarent Corp.........................................      17,107           163,201
 *Clark (Dick) Productions, Inc........................      19,842           205,374
 *Clark/Bardes Holdings, Inc...........................      28,500           573,562
 *Clarus Corporation...................................      27,600           141,450
 *Classic Communications, Inc. Class A.................      66,700            32,016
 *Classic Vacation Group, Inc..........................      96,500           202,650
 *Clean Harbors, Inc...................................      97,800           260,148
 Cleveland Cliffs, Inc.................................       9,100           184,730
 *click2learn.com, Inc.................................     113,200           186,780
 *ClickAction, Inc.....................................     105,000           208,425
 *Closure Medical Corp.................................       9,500           240,112
 *CMI Corp. Class A....................................     264,699           545,280
 *Cnbt Bancshares, Inc., Escrow Share..................      46,700             9,340
 *CNS, Inc.............................................     148,900           785,447
 Coachmen Industries, Inc..............................      99,100           989,018
 *Coast Dental Services, Inc...........................      57,400            42,763
 *Coast Distribution System............................      42,400            27,560
 Coastal Bancorp, Inc..................................      42,600         1,356,597
 Coastcast Corp........................................      75,000           576,000
 Cobalt Corp...........................................     129,600           758,160
 *Cobalt Group, Inc....................................      84,900           169,375
 CoBiz, Inc............................................      13,100           257,808
 *Cobra Electronic Corp................................     118,600           924,487
 *Coeur d'Alene Mines Corp.............................     258,700           313,027
 *Cognitronics Corp....................................      83,175           519,844
 *Cohesion Technologies, Inc...........................      66,800           310,620
 Cohu, Inc.............................................       5,600           118,020
 *Coinstar, Inc........................................      48,800           877,180
 Cold Metal Products, Inc..............................      47,800            62,140
 *Coldwater Creek, Inc.................................      58,900         1,371,192
 *Cole National Corp. Class A..........................     104,300         1,486,275
 *Collagenex Pharmaceuticals, Inc......................      90,500           764,272
 *Collateral Therapeutics, Inc.........................      29,300           192,208
 *Collins & Aikman Corp................................         400             1,680
 Collins Industries, Inc...............................      65,825           241,907
 *Colorado Medtech, Inc................................     137,300           585,584
 *Columbia Banking System, Inc.........................     129,310         1,794,830
 *Columbia Laboratories, Inc...........................     239,850         1,391,130
 Columbus McKinnon Corp................................     126,200         1,003,921
 *Com21, Inc...........................................     241,500           629,107
 *Comarco, Inc.........................................      70,600         1,094,300
 *Comdial Corp.........................................     150,433           191,802
 *Comforce Corp........................................     123,266           200,307
 *Comfort Systems USA, Inc.............................     346,000         1,252,520
 Commercial Bancshares, Inc............................      21,635           448,385
 Commercial Bank of New York...........................      25,350           810,946
 Commercial Metals Co..................................       2,200            55,990
 Commercial National Financial Corp....................       1,600            29,320
 Commonwealth Bancorp, Inc.............................      66,400         1,325,012
 Commonwealth Industries, Inc..........................     144,600           736,737
 Communications Systems, Inc...........................     119,800           949,415
 Community Bank System, Inc............................      53,200         1,514,604
 Community Banks, Inc..................................         515            13,596
 Community Bankshares, Inc.............................       2,730            30,849
 *Community Financial Corp.............................      13,400           194,233
                                                            SHARES             VALUE+
                                                            ------             ------
 Community Financial Group, Inc........................       7,200    $       99,972
 Community First Brokerage Co..........................       2,400            61,200
 Community Savings Bankshares, Inc.....................      67,807           962,520
 Community Trust Bancorp, Inc..........................      44,356         1,027,063
 *Community West Bancshares............................      23,200           142,100
 *Competitive Technologies, Inc........................     102,600           743,850
 *Complete Business Solutions, Inc.....................       3,300            42,586
 *Compucom Systems, Inc................................     102,400           296,448
 *Computer Access Technology Corp......................      55,300           312,721
 *Computer Horizons Corp...............................     305,500           826,377
 *#Computer Learning Centers, Inc......................     155,200             1,164
 *Computer Motion, Inc.................................     101,900           438,170
 *Computer Network Technology Corp.....................       8,700            77,386
 *Computer Task Group, Inc.............................     174,600         1,003,950
 *Computrac, Inc.......................................       1,900             1,140
 CompX International, Inc..............................       1,200            14,880
 *Comshare, Inc........................................      96,850           337,038
 *Comstock Resources, Inc..............................     215,800         2,516,228
 *Comtech Telecommunications Corp......................      73,550         1,004,325
 *#Concepts Direct, Inc................................       3,400             9,520
 *Conceptus, Inc.......................................      83,600         1,180,850
 *Concero, Inc.........................................     166,800           196,824
 *Concord Camera Corp..................................     121,500           990,832
 *Concord Communications, Inc..........................      11,600            80,098
 *Concur Technologies, Inc.............................       1,700             1,861
 *Concurrent Computer Corp.............................      12,100            74,112
 *Conductus, Inc.......................................      41,300           241,605
 *Cone Mills Corp......................................     245,200           340,828
 *Congoleum Corp. Class A..............................      35,500            95,850
 *Conmed Corp..........................................         600            12,879
 Connecticut Water Services, Inc.......................      62,525         2,410,651
 *Connitics Corp.......................................      69,500           475,032
 *Conrad Industries, Inc...............................      18,700           150,722
 *Consolidated Freightways Corp........................     219,200         1,857,720
 *Consolidated Graphics, Inc...........................      85,400         1,394,582
 Consolidated Tokoma Land Co...........................      28,400           413,220
 *Constellation 3D, Inc................................       4,000            24,340
 *#Consumer Portfolio Services, Inc....................       2,000             3,570
 *Continental Materials Corp...........................      14,900           290,550
 *Convera Corp.........................................      59,900           261,463
 *Cooker Restaurant Corp...............................      67,300            30,958
 Cooperative Bankshares, Inc...........................       5,500            64,625
 *Copart, Inc..........................................      17,400           417,687
 *Copper Mountain Networks, Inc........................       9,000            33,705
 *#Copytele, Inc.......................................      96,900            90,117
 *Core Materials Corp..................................      39,597            45,537
 *Core, Inc............................................      86,500           415,632
 *Corillian Corp.......................................      41,400           210,105
 *Cornell Corrections, Inc.............................      91,400         1,104,112
 *Correctional Services Corp...........................     115,741           287,616
 *Corrpro Companies, Inc...............................      59,075           180,179
 *Corvas International, Inc............................     149,800         1,289,029
 *Corvel Corp..........................................      12,400           450,120
 *CoStar Group, Inc....................................       4,700           117,711
 *Cost-U-Less, Inc.....................................      13,600            24,820
 *Cotelligent Group, Inc...............................     136,000           107,440
 Cotton States Life Insurance Co.......................      22,500           261,450
 Courier Corp..........................................      45,550         1,793,531
 *Covenant Transport, Inc. Class A.....................      94,200         1,630,131
 *Cover-All Technologies, Inc..........................      83,445            26,285
 Covest Bancshares, Inc................................      42,600           628,137
 *Covista Communications, Inc..........................      21,500           116,315

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
                                                            SHARES             VALUE+
                                                            ------             ------
 CPAC, Inc.............................................      52,178    $      323,504
 CPB, Inc..............................................      27,700           753,994
 *#C-Phone Corp........................................      60,300             3,166
 *CPI Aerostructures, Inc..............................         833             1,708
 CPI Corp..............................................      29,600           583,120
 Craftmade International, Inc..........................      64,950           513,105
 *Craig (Jenny), Inc...................................     176,700           296,856
 *Craig Corp...........................................      40,900            83,845
 Crawford & Co. Class A................................      61,300           573,155
 *#Cray, Inc...........................................     321,400           713,508
 *Credit Acceptance Corp...............................      13,300            94,297
 *Crescent Operating, Inc..............................      53,600            48,508
 *Crestline Capital Corp...............................         700            20,370
 *Criticare Systems, Inc...............................      46,700           201,977
 *Cross (A.T.) Co. Class A.............................     131,100           937,365
 *Crossman Communities, Inc............................      93,000         2,924,385
 *Crosswalk.com, Inc...................................      49,500            80,932
 *CrossWorlds Software, Inc............................      40,000            93,200
 Crown Cork & Seal Co., Inc............................     135,100           691,712
 *Crown Crafts, Inc....................................      70,500            20,797
 *Crown Group, Inc.....................................      33,100           123,297
 *Crown Resources Corp.................................      67,700            16,248
 *Crown-Andersen, Inc..................................      11,600            82,244
 *Crusader Holding Corp................................       2,400            22,728
 *Cryolife, Inc........................................     157,850         5,114,340
 *CSK Auto Corp........................................     412,800         3,244,608
 *CSP, Inc.............................................      78,828           303,094
 *CSS Industries, Inc..................................      21,500           488,050
 *CTB International Corp...............................      55,400           488,905
 *CTC Communications Group, Inc........................       2,950            15,782
 Cubic Corp............................................      64,350         1,882,237
 Culp, Inc.............................................     178,580           614,315
 *Cumulus Media, Inc. Class A..........................     396,000         4,742,100
 *CUNO, Inc............................................         800            22,628
 *Curative Health Services, Inc........................      76,900           535,224
 *Curis, Inc...........................................      91,320           485,366
 *Cuseeme Networks, Inc................................     127,200           219,420
 *#Cutter & Buck, Inc..................................     113,300           748,346
 *CVF Technologies Corp................................      30,800            21,560
 *Cyanotech Corp.......................................       3,600             4,950
 *Cybear Group.........................................       2,500             1,925
 *#Cybercash, Inc......................................     233,000            23,300
 *#Cyberian Outpost, Inc...............................     151,300            88,510
 *Cyberonics, Inc......................................      79,100         1,152,882
 *Cyberoptics Corp.....................................      58,800           700,014
 *Cybersource Corp.....................................     525,000           895,125
 *Cybex International, Inc.............................      75,950           129,495
 *Cygnus, Inc..........................................     133,400         1,204,602
 *Cylink Corp..........................................      38,600            35,512
 *#Cypress Communications, Inc.........................     724,400           351,334
 *Cysive, Inc..........................................     237,500           776,625
 *Cytogen Corp.........................................      20,000            94,500
 *Cytrx Corp...........................................      27,700            22,160
 D & K Healthcare Resources, Inc.......................      41,900         1,157,278
 *D A Consulting Group, Inc............................      56,300            85,013
 *Daily Journal Corp...................................         200             6,225
 *Dairy Mart Convenience Stores, Inc...................      13,400            48,240
 *Daisytek International Corp..........................     120,300         1,684,801
 *Daktronics, Inc......................................      91,300         2,747,217
 *Dan River, Inc. Class A..............................     214,700           644,100
 *Danielson Holding Corp...............................     103,953           488,579
 *Daou Systems, Inc....................................     109,400            30,085
                                                            SHARES             VALUE+
                                                            ------             ------
 Data Broadcasting Corp................................      69,800    $      585,622
 *Data Critical Corp...................................      99,900           183,316
 *#Data Dimensions, Inc................................     117,800            40,641
 *Data I/O Corp........................................      79,800           189,525
 *#Data Race, Inc......................................     246,600            35,757
 Data Research Association, Inc........................      49,250           506,536
 *Data Return Corp.....................................       3,000             8,445
 *Data Systems & Software, Inc.........................      86,500           555,762
 *Datakey, Inc.........................................      11,700            37,557
 *Datalink Corp........................................      39,500           343,057
 *Datamarine International, Inc........................         200               144
 *Dataram Corp.........................................      84,150           960,572
 *Datastream Systems, Inc..............................     126,600         1,022,295
 *Datatec Systems, Inc.................................      27,200            26,656
 *DataTRAK International, Inc..........................      28,900            65,892
 *Datawatch Corp.......................................      41,600            25,376
 *Datron Systems, Inc..................................      23,600           303,260
 *Datum, Inc...........................................      76,800         1,281,408
 *Dave and Busters, Inc................................     128,000         1,102,080
 *Davox Corp...........................................     107,600           985,078
 *Daw Technologies, Inc................................      25,200            18,774
 *Dawson Geophysical Co................................      41,200           457,320
 *Daxor Corp...........................................      46,400           786,480
 Deb Shops, Inc........................................     100,300         2,075,708
 *Deckers Outdoor Corp.................................      64,900           257,328
 *#Decora Industries, Inc..............................      17,600             1,232
 Decorator Industries, Inc.............................      20,587            58,673
 *Del Global Technologies Corp.........................      68,459           145,475
 *Del Laboratories, Inc................................     176,628         1,995,896
 *Del Monte Foods Co...................................     119,200           955,984
 *dELiA*s Corp.........................................     250,386         1,213,120
 Delta Apparel, Inc....................................      19,320           313,950
 Delta Natural Gas Co., Inc............................      18,800           383,238
 *Delta Woodside Industries, Inc.......................     204,000           204,000
 *Deltek Systems, Inc..................................     141,400           668,115
 *Denali, Inc..........................................      33,100             2,813
 *Denbury Resources, Inc...............................      13,800           149,040
 *Dendrite International, Inc..........................       7,500            75,112
 *Dense-Pac Microsystems, Inc..........................     209,000           356,345
 *Department 56, Inc...................................     122,150           995,522
 *DepoMed, Inc.........................................     112,000           473,760
 *Designs, Inc.........................................      54,600           233,142
 *Detrex Corp..........................................      10,200            74,715
 *Devcon International Corp............................      29,000           202,275
 Dewolfe Companies, Inc................................       6,000            45,150
 *Dexterity Surgical, Inc..............................       8,100             1,863
 *Diacrin, Inc.........................................      80,300           173,448
 *Diametrics Medical, Inc..............................     257,000           706,750
 *DiamondCluster International, Inc....................       6,200            87,451
 *Dianon Systems, Inc..................................      54,800         2,022,394
 *Diedrich Coffee, Inc.................................      28,025           101,731
 *Digene Corp..........................................      67,100         1,842,230
 *Digi International, Inc..............................     154,200         1,380,861
 *Digital Courier Technologies, Inc....................      44,000            18,700
 *Digital Generation Systems, Inc......................     292,200         1,129,353
 *Digital Power Corp...................................      16,700            21,376
 *Digital River, Inc...................................     133,600           682,696
 Dime Community Bancorp, Inc...........................      27,300           783,100
 Dimon, Inc............................................     213,300         2,378,295
 *Diodes, Inc..........................................      96,600         1,022,028
 *Directrix, Inc.......................................       8,950            31,101
 *Discount Auto Parts, Inc.............................     144,300         1,897,545

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Discovery Partners International.....................      64,600    $      357,238
 *Dispatch Management Services Corp....................      17,000               212
 *Display Technologies, Inc............................      44,255             5,974
 *Ditech Communications Corp...........................       8,900            71,600
 *Diversified Corporate Resources, Inc.................      18,200            39,585
 *Dixie Group, Inc.....................................     103,800           535,608
 *Dixon Ticonderoga Co.................................      26,750           107,000
 *DMC Stratex Networks, Inc............................       5,900            33,364
 *Docent, Inc..........................................      27,500           214,225
 *DocuCorp International, Inc..........................     106,100           383,021
 *Document Sciences Corp...............................      15,400            23,254
 *Dominion Homes, Inc..................................      44,100           460,845
 Donegal Group, Inc. Class A...........................      38,280           521,565
 Donegal Group, Inc. Class B...........................      19,140           235,900
 *Donna Karan International, Inc.......................     201,100         2,135,682
 Donnelly Corp. Class A................................      53,750           757,875
 *Dorsey Trailers, Inc.................................      39,000               877
 *Dot Hill Systems Corp................................      68,280           144,754
 Dover Downs Entertainment, Inc........................       2,000            28,000
 *Dress Barn, Inc......................................       5,300           133,162
 *Drew Industries, Inc.................................      95,100           644,302
 *Drexler Technology Corp..............................     136,350         2,000,254
 *Driver-Harris Co.....................................      23,498            31,722
 *DRS Technologies, Inc................................      48,474         1,051,886
 *DSET Corp............................................      65,000            60,125
 *DSP Group, Inc.......................................       8,000           144,440
 *DT Industries, Inc...................................     101,500           472,482
 *DTM Corp.............................................       2,000            11,180
 *DualStar Technologies Corp...........................     145,800           107,163
 *Duck Head Apparel Co., Inc...........................      19,620            54,936
 *Duckwall-Alco Stores, Inc............................      41,200           293,550
 *Ducommun, Inc........................................      95,100         1,302,870
 *Dura Automotive Systems, Inc.........................      59,300           741,250
 *#Duramed Pharmaceuticals, Inc........................     212,300         2,505,140
 *DuraSwitch Industries, Inc...........................       1,100            17,413
 *Duratek, Inc.........................................     127,400           604,513
 *DUSA Pharmaceuticals, Inc............................       4,100            48,626
 *DVI, Inc.............................................     104,400         1,550,340
 *Dwyer Group, Inc.....................................      47,700           119,488
 *Dynamic Healthcare Technologies, Inc.................      64,200            33,384
 Dynamic Materials Corp................................      14,700            40,645
 *Dynamics Research Corp...............................      77,100           681,949
 *#E Com Ventures, Inc.................................      43,300            43,949
 *#e.spire Communications, Inc.........................      17,900             2,058
 Eagle Bancshares, Inc.................................      46,100           715,472
 *Eagle Food Centers, Inc..............................      90,200            48,257
 *Eagle Point Software Corp............................      41,200           217,124
 *#EarthShell Corp.....................................       1,500             4,867
 *#EarthWeb, Inc.......................................      20,700            63,652
 East West Bancorp, Inc................................      50,000         1,191,750
 Eastern Co............................................      34,000           501,500
 *#EasyLink Services Corp..............................      28,194            17,057
 *Eateries, Inc........................................      23,200            75,864
 *eBenX, Inc...........................................      97,100           332,567
 *eBT International, Inc...............................     178,100           469,293
 ECC International Corp................................     137,750           475,237
 *ECCS, Inc............................................       6,900             5,623
 *Eclipse Surgical Technologies, Inc...................     320,300           869,614
 *Eco Soil Systems, Inc................................     166,600            32,487
 *Ecogen, Inc..........................................      56,900             8,535
 *eCollege.com.........................................     134,700           412,855
                                                            SHARES             VALUE+
                                                            ------             ------
 Ecology & Environment, Inc. Class A...................      13,900    $      122,320
 *Ecometry Corp........................................       7,900            13,232
 *Edac Technologies Corp...............................      12,200            26,108
 Edelbrock Corp........................................      44,700           444,765
 *EDGAR Online, Inc....................................       5,600            18,564
 *Edge Petroleum Corp..................................      52,400           393,262
 *Edgewater Technology, Inc............................      70,674           384,467
 *Edison Control Corp..................................       7,000            33,425
 Edo Corp..............................................      65,000         1,283,750
 Educational Development Corp..........................      15,400            51,590
 *Educational Insights, Inc............................      52,300             8,368
 EFC Bancorp, Inc......................................      15,800           176,960
 *EFTC Corp............................................     145,700           404,317
 *#eGain Communications Corp...........................      38,338            97,570
 *Egghead.com, Inc.....................................     108,954            88,798
 *eGlobe, Inc..........................................      26,723             2,672
 *Elastic Networks, Inc................................      48,100            93,073
 *Elcom International, Inc.............................     245,400           526,383
 *Elcotel, Inc.........................................     103,614             5,958
 *Elder-Beerman Stores Corp............................      82,400           269,036
 *#Electric Fuel Corp..................................     215,000           717,025
 *Electric Lightwave, Inc..............................       1,000             1,545
 *Electro Rent Corp....................................      17,050           273,141
 Electro Sensors, Inc..................................       3,450            14,524
 *Electroglas, Inc.....................................       6,300           100,894
 *Electronic Retailing System International, Inc.......      16,400             2,952
 *Elite Information Group, Inc.........................      72,800           366,912
 *Elizabeth Arden, Inc.................................     122,400         2,944,332
 Ellett Brothers, Inc..................................      43,000           133,300
 *#E-Loan, Inc.........................................     161,000           215,740
 *eLOT, Inc............................................     396,600           124,929
 *Eloyalty Corp........................................       5,000            10,325
 *Embrex, Inc..........................................     124,100         1,861,500
 EMC Insurance Group, Inc..............................      85,800         1,085,370
 *Emcee Broadcast Products, Inc........................      34,900            27,571
 *Emcor Group, Inc.....................................      78,500         3,473,625
 *Emergent Information Technologies, Inc...............      47,100            64,762
 *Emerging Vision, Inc.................................     151,300            43,877
 *#Emeritus Corp.......................................     146,600           263,880
 *Emisphere Technologies, Inc..........................      51,300         1,011,892
 Empire Federal Bancorp, Inc...........................       7,600           109,136
 *EMS Technologies, Inc................................     123,799         1,943,644
 *En Pointe Technologies, Inc..........................      71,400           162,435
 *Encad, Inc...........................................     120,900           253,285
 *#Enchira Biotechnology Corp..........................      50,342            50,342
 *Encore Med Corp......................................      10,800            13,878
 *Encore Wire Corp.....................................     149,650         1,602,003
 *Endocardial Solutions, Inc...........................     104,100           594,931
 *Endocare, Inc........................................      76,200           977,265
 *Energy Conversion Devices, Inc.......................      89,500         2,783,897
 Energysouth, Inc......................................      51,150         1,087,960
 *Enesco Group, Inc....................................     122,400           728,280
 Engineered Support Systems, Inc.......................      98,562         3,280,143
 *Enherent Corp........................................      19,400             2,716
 *#Enlighten Software Solutions, Inc...................      12,300             8,364
 Ennis Business Forms, Inc.............................     244,300         2,127,853
 *Enserch Exploration Corp.............................     283,700         1,262,465
 *Entrada Networks, Inc................................      59,210            60,098
 *#Entrade, Inc........................................     133,100            81,191
 *Entremed, Inc........................................       5,200            77,844

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Entrust Technologies, Inc............................      10,300    $       58,246
 *Envirogen, Inc.......................................       2,316             2,710
 *Environmental Elements Corp..........................      61,100           238,290
 *Environmental Technologies Corp......................      39,700            32,157
 *Environmental Tectonics Corp.........................      59,500           532,525
 *EP Medsystems, Inc...................................     202,000           449,450
 *Epicor Software Corp.................................     421,828           546,267
 *#Epimmune, Inc.......................................      63,070           183,849
 *EPIQ Systems, Inc....................................      47,850         1,533,353
 *EPIX Medical, Inc....................................      70,700           515,756
 *ePlus, Inc...........................................      33,400           320,807
 *ePresence, Inc.......................................     191,500           719,082
 *Equidyne Corp........................................       4,200            10,080
 *#Equimed Inc Nevis...................................       6,533                 0
 *Equity Marketing, Inc................................      58,200           587,820
 *Equity Oil Co........................................     131,800           411,216
 *eResearch Technology, Inc............................      62,500           330,937
 *Ergo Science Corp....................................      72,700            67,611
 ESB Financial Corp....................................      65,647           845,208
 *Esco Technologies, Inc...............................      92,376         2,780,518
 *eShare Communications, Inc...........................     222,800           288,526
 *eSoft, Inc...........................................      85,800            93,522
 *Esperion Therapeutics, Inc...........................       5,900            33,925
 Espey Manufacturing & Electronics Corp................      20,500           369,000
 *ESPS, Inc............................................       2,900             4,234
 *ESS Technology, Inc..................................       4,700            32,688
 *Esterline Technologies Corp..........................      55,300         1,161,300
 *European Micro Holdings, Inc.........................       5,900             2,360
 *Evans & Sutherland Computer Corp.....................     100,100           853,352
 *Evans Systems, Inc...................................       6,000             1,050
 *#Evercel, Inc........................................      12,466            66,319
 *Evergreen Resources, Inc.............................      31,000         1,395,000
 *Everlast Worldwide, Inc..............................       5,600            16,856
 *Evolving Systems, Inc................................      95,700           339,735
 *Exabyte Corp.........................................     227,500           268,450
 *Exactech, Inc........................................      38,200           612,155
 *Excel Legacy Corp....................................     157,900           326,853
 *Excel Technology, Inc................................      85,222         2,001,439
 *eXcelon Corp.........................................     226,800           376,488
 *Exchange Applications, Inc...........................      23,100            29,221
 *EXCO Resources, Inc..................................       1,000            19,370
 *Exelixis, Inc........................................       5,775            87,549
 Exide Corp............................................     237,200         2,549,900
 *Exponent, Inc........................................      70,600           836,610
 *Extended Systems, Inc................................       4,000            27,020
 *Extensity, Inc.......................................      21,000           189,735
 *EXX, Inc. Class A....................................       1,900             1,292
 *EXX, Inc. Class B....................................         100               146
 *Ezcorp, Inc. Class A Non-Voting......................      91,900           232,507
 *E-Z-Em, Inc. Class A.................................      34,000           180,200
 *E-Z-Em, Inc. Class B.................................      52,424           277,847
 *Ezenia! Inc..........................................     224,800           193,328
 F & M Bancorp.........................................      23,603           614,622
 *F5 Networks, Inc.....................................       6,100            68,472
 Fab Industries, Inc...................................      40,200           562,800
 *Factory 2-U Stores, Inc..............................       3,600           111,582
 *Factual Data Corp....................................      73,700           532,114
 *Fairchild Corp. Class A..............................     137,829           957,912
 Falcon Products, Inc..................................      78,525           612,495
 *Famous Dave's of America, Inc........................      40,400           322,796
 *Fansteel, Inc........................................      82,700           380,420
                                                            SHARES             VALUE+
                                                            ------             ------
 *Fargo Electronics....................................      99,400    $      408,534
 *Faro Technologies, Inc...............................      53,700           144,184
 Farrel Corp...........................................      34,600            23,009
 *FASTNET Corporation..................................      37,000            35,890
 *Featherlite Manufacturing, Inc.......................      52,400            94,320
 Fedders Corp..........................................     124,700           619,759
 Fedders Corp. Class A.................................      13,112            57,693
 Federal Screw Works...................................      27,000           957,960
 *FEI Co...............................................     108,400         3,843,322
 *#Female Health Co....................................      44,000            20,900
 FFLC Bancorp..........................................      21,800           417,034
 *Fibermark, Inc.......................................      86,425         1,201,307
 *Fiberstars, Inc......................................      37,200           143,778
 Fidelity Bancorp, Inc.................................         442             6,508
 Fidelity Bancorp, Inc.................................      14,700           319,357
 *#Fidelity Bankshares, Inc............................      30,447           420,625
 *Fidelity Federal Bancorp.............................      21,340            34,571
 Fidelity National Corp................................      82,700           514,394
 *Fieldworks, Inc......................................       4,000             3,200
 *Filenet Corp.........................................       9,800           120,099
 *Film Roman, Inc......................................       7,000             5,950
 *Finish Line, Inc. Class A............................     144,600         1,458,291
 *Finishmaster, Inc....................................      64,800           512,568
 *Finlay Enterprises, Inc..............................      76,800           920,832
 *Firebrand Financial Group, Inc.......................      75,400            24,128
 First Albany Companies, Inc...........................      30,684           431,877
 First American Financial Corp.........................       9,403           192,588
 *First American Health Concepts, Inc..................       4,200            38,031
 *First Aviation Services, Inc.........................       1,700             8,109
 First Bancorp.........................................      34,014           806,132
 *First Banks America, Inc.............................       5,879           173,430
 First Bell Bancorp, Inc...............................      35,700           516,936
 *First Cash, Inc......................................      80,600           598,858
 First Charter Corp....................................         100             1,646
 *First Cincinati, Inc.................................      22,500             2,925
 First Colonial Group, Inc.............................         926            14,308
 *First Consulting Group, Inc..........................     110,931           778,736
 First Defiance Financial Corp.........................      68,492         1,083,886
 First Essex Bancorp...................................      69,400         1,664,906
 First Federal Bancshares of Arkansas, Inc.............      23,400           470,925
 First Federal Capital Corp............................      29,400           429,828
 First Federal of East Hartford........................      26,200           973,985
 First Financial Holdings, Inc.........................     126,800         2,515,078
 First Franklin Corp...................................         600             6,228
 First Indiana Corp....................................      98,640         2,305,710
 First International Bancorp, Inc......................      58,400           507,788
 *First Investors Financial Services Group, Inc........      43,200           152,280
 First Keystone Financial, Inc.........................      16,500           223,575
 *First Mariner Bank Corp..............................      16,400           110,782
 First Merchants Corp..................................      24,725           539,129
 First Midwest Financial, Inc..........................      16,500           203,775
 First Mutual Bancshares, Inc..........................      22,143           261,398
 First Niagara Financial Group, Inc....................         100             1,387
 First Oak Brook Bancshares, Inc. Class A..............      20,000           406,500
 First Place Financial Corp............................      55,147           784,190
 *First Republic Bank..................................     109,200         2,891,616
 First SecurityFed Financial, Inc......................      28,500           511,005
 First Sentinel Bancorp, Inc...........................         100             1,122
 *#First Team Sports, Inc..............................      44,250            44,471

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
                                                            SHARES             VALUE+
                                                            ------             ------
 First United Corp.....................................      15,500    $      205,762
 *First Virtual Communications, Inc....................     188,600           263,097
 First Years, Inc......................................      95,100           945,769
 FirstBank NW Corp.....................................       5,500            86,927
 *FirstCity Financial Corp.............................       4,900             7,178
 Firstfed America Bancorp, Inc.........................      21,850           390,022
 *FirstFed Financial Corp..............................       1,600            47,600
 *Firstwave Technologies, Inc..........................      59,100            69,442
 *Fischer Imaging Corp.................................      60,600           372,690
 Flag Financial Corp...................................      35,200           235,136
 Flagstar Bancorp, Inc.................................      91,900         2,235,467
 Flamemaster Corp......................................         247             1,328
 *Flander Corp.........................................     255,500           576,152
 Flanigan's Enterprises, Inc...........................      20,600           101,970
 Flexsteel Industries, Inc.............................      61,000           721,630
 *Flir Systems, Inc....................................     125,400         2,009,535
 *Florida Banks, Inc...................................      25,400           158,242
 Florida Public Utilities Co...........................      17,100           283,005
 *Florsheim Group, Inc.................................      66,400           105,244
 *Flour City International, Inc........................      21,800            80,660
 *Flow International Corp..............................     155,300         1,921,061
 Flushing Financial Corp...............................      80,250         1,892,696
 FMS Financial Corp....................................         200             1,699
 FNB Financial Services Corp...........................       6,800            94,792
 *Foamex International, Inc............................      30,000           211,650
 *#Focal Communications Corp...........................       1,300             8,417
 *Focal, Inc...........................................     160,600           150,964
 *FOCUS Enhancements, Inc..............................      28,188            38,477
 *Foodarama Supermarkets, Inc..........................      20,700           481,275
 Foothill Independent Bancorp..........................      36,205           463,424
 *#Fortel, Inc.........................................     100,200            18,537
 *Fortune Financial, Inc...............................      50,100               501
 *Foster (L.B.) Co. Class A............................     121,100           423,850
 *Fotoball USA, Inc....................................      17,400            30,015
 *Fountain Powerboat Industries, Inc...................      35,700            68,187
 *Four Kids Entertainment, Inc.........................      17,800           302,600
 *#FPIC Insurance Group, Inc...........................      83,000           911,340
 Frankfort First Bancorp, Inc..........................       5,750            96,600
 Franklin Bank National Associaton.....................      26,469           384,462
 *Franklin Covey Co....................................     188,300         1,325,632
 *Franklin Electronic Publishers, Inc..................      81,500           252,650
 Freds, Inc. Class A...................................      90,850         2,600,581
 Fremont General Corp..................................     226,400         1,358,400
 Frequency Electronics, Inc............................      91,100         1,448,490
 *Fresh America Corp...................................      40,000            12,000
 *Fresh Choice, Inc....................................      50,000           154,750
 *Friede Goldman International.........................      76,422            64,577
 *Friedman Billings Ramsey Group, Inc. Class A.........     151,900           926,590
 Friedman Industries, Inc..............................     153,403           487,055
 Friedmans, Inc. Class A...............................     133,500         1,425,780
 *#Friendly Ice Cream Corp.............................      24,500            60,025
 Frisch's Restaurants, Inc.............................      63,968           831,584
 *Frontier Adjusters of America, Inc...................       3,300             4,950
 *Frontier Airlines, Inc...............................     127,200         1,976,052
 *Frontier Oil Corp....................................     248,700         3,332,580
 *Frontline Capital Group..............................      10,300            41,148
 *Frontstep, Inc.......................................      82,700           265,880
 *Frozen Food Express Industries, Inc..................     167,175           326,827
 FSF Financial Corp....................................      17,800           267,445
 *FSI International, Inc...............................      56,000           633,360
 *FTI Consulting, Inc..................................      70,400         1,344,640
                                                            SHARES             VALUE+
                                                            ------             ------
 *#FuelCell Energy, Inc................................       1,300    $       96,154
 *Furr's/Bishop's, Inc.................................      24,800            68,200
 *Fusion Medical Technologies, Inc.....................      93,500           698,445
 *#FX Energy, Inc......................................     120,900           367,536
 G & K Services, Inc. Class A..........................       1,700            43,817
 GA Financial, Inc.....................................      37,000           577,200
 *Gadzooks, Inc........................................      93,800         1,219,400
 *#Gadzoox Networks, Inc...............................       7,900            24,608
 Gainsco, Inc..........................................     214,005           353,108
 *Galagen, Inc.........................................      21,000            11,865
 *Galaxy Nutritional Foods, Inc........................      37,700           207,350
 *Galey & Lord, Inc....................................     111,800           244,842
 *GameTech International, Inc..........................      70,200           440,856
 Garan, Inc............................................      40,442         1,197,083
 *Garden Fresh Restaurant Corp.........................      49,500           444,757
 *#garden.com, Inc.....................................       1,600               356
 *#Gardenburger, Inc...................................      86,500            62,280
 *Gardner Denver Machinery, Inc........................      28,100           559,190
 *#Gart Sports Co......................................       9,305           171,910
 *Gateway Industries, Inc..............................      11,120            12,121
 *Gaylord Container Corp. Class A......................     370,000           377,400
 GBC Bancorp...........................................       3,300            90,931
 *GC Companies, Inc....................................      12,300            32,841
 *Geerling & Wade, Inc.................................      29,400            51,597
 *Gehl Co..............................................      50,300           860,884
 *Genaera Corp.........................................     276,000         1,099,860
 *Genaissance Pharmaceuticals, Inc.....................      33,100           428,810
 Gencorp, Inc..........................................      11,900           139,111
 *Genelabs Technologies, Inc...........................     391,100         1,640,664
 *General Binding Corp.................................      40,700           377,492
 General Cable Corp....................................       7,000           106,750
 *General Communications, Inc. Class A.................     297,000         2,965,545
 *#General Datacomm Industries, Inc....................     237,100            85,356
 General Employment Enterprises, Inc...................      41,700           106,335
 *#General Magic, Inc..................................     263,900           304,804
 General Magnaplate Corp...............................       8,500            20,187
 *Genesee & Wyoming, Inc...............................      22,800           593,712
 Genesee Corp. Class B.................................         800            20,700
 *#GenesisIntermedia, Inc..............................      96,000         1,608,480
 *Genlyte Group, Inc...................................         600            17,955
 *Genome Therapeutics Corp.............................     128,000         1,717,760
 *Genomica Corp........................................      28,300           128,482
 *GenStar Therapeutics Corporation.....................      39,700           258,050
 *Gensym Corp..........................................      38,000            31,730
 *Genta, Inc...........................................      14,500           146,522
 Gentek, Inc...........................................     142,600         1,092,316
 *Gentner Communications Corp..........................      33,600           423,360
 *#Genus, Inc..........................................     153,900         1,073,452
 *GenVec, Inc..........................................      53,300           216,131
 *Genzyme Transgenics Corp.............................      44,900           347,750
 Georgia Gulf Corp.....................................      58,800         1,055,460
 *#Geoworks............................................     152,700           304,636
 *Gerber Childrenswear, Inc............................      76,100           484,757
 Gerber Scientific, Inc................................     116,700           945,270
 *Geron Corp...........................................      74,100           984,789
 Getty Realty Corp. (Holding Co.)......................      72,800         1,571,024
 *Giant Group, Ltd.....................................      28,300            15,565
 *Giant Industries, Inc................................      78,200           817,190
 Gibraltar Steel Corp..................................       1,800            33,984
 *Giga Information Group, Inc..........................      79,700           173,746
 *Giga-Tronics, Inc....................................      49,600           248,000

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *G-III Apparel Group, Ltd.............................      62,070    $      559,561
 *Gilman & Ciocia, Inc.................................     128,600           388,372
 *Gish Biomedical, Inc.................................      70,750            87,022
 Glacier Bancorp, Inc..................................      35,954           679,171
 *Glacier Water Services, Inc..........................      24,500           186,812
 *Glenayre Technologies, Inc...........................     186,200           256,025
 *#Gliatech, Inc.......................................      98,200           380,034
 *Global Imaging Systems, Inc..........................     123,000         1,254,600
 *Global Payment Technologies, Inc.....................      54,600           152,880
 *#Global Sports, Inc..................................     116,900           724,195
 *#Global Technologies, Ltd............................      80,700            29,052
 *Globecomm Systems, Inc...............................      96,000           707,040
 *Globix Corp..........................................      11,700            35,158
 *#GoAmerica, Inc......................................     172,700           437,794
 Gold Banc Corp........................................     198,434         1,431,701
 Golden Enterprises, Inc...............................      61,900           243,886
 *Golden State Vintners, Inc...........................      47,200           396,716
 *Good Guys, Inc.......................................     228,300         1,053,604
 *Goodrich Petroleum Corp..............................      17,600           109,648
 *Goodys Family Clothing...............................     163,500           663,810
 Gorman-Rupp Co........................................      54,600         1,482,390
 *Gottschalks, Inc.....................................     133,800           555,270
 *GP Strategies Corp...................................     109,400           483,548
 *Gradco Systems, Inc..................................     154,086            75,502
 *Graham Corp..........................................      12,350           151,905
 Granite State Bankshares, Inc.........................      45,300         1,035,105
 *Graphic Packaging International Corp.................     221,900           663,481
 *GraphOn Corp.........................................      14,100            41,877
 Gray Communications Systems, Inc......................      41,300           666,995
 Great Atlantic & Pacific Tea Co., Inc.................       2,100            24,339
 Great Southern Bancorp, Inc...........................      39,700         1,022,076
 *Green Mountain Coffee, Inc...........................      62,400         1,955,928
 Green Mountain Power Corp.............................      60,300           905,706
 *Greenbriar Corp......................................      34,300            14,063
 Greenbrier Companies, Inc.............................     127,200         1,138,440
 *Griffin Land & Nurseries, Inc. Class A...............      23,400           425,763
 *Griffon Corp.........................................     202,500         2,045,250
 *Gristede's Sloans, Inc...............................      33,339            36,173
 *Group 1 Automotive, Inc..............................       1,600            40,800
 *Group 1 Software, Inc................................      96,615         1,470,480
 *Grow Biz International, Inc..........................      51,900           316,330
 *Grubb & Ellis Co.....................................     177,552           896,638
 GS Financial Corp.....................................       6,400            96,416
 *#GSV, Inc............................................       9,540             3,244
 *GTSI Corp............................................      86,700           518,466
 Guaranty Bancshares, Inc..............................       1,600            17,784
 Guaranty Federal Bancshares, Inc......................      17,100           191,691
 *Guaranty Financial Corp..............................      15,000           118,125
 *Guess, Inc...........................................      81,400           687,830
 *Guilford Mills, Inc..................................     178,500           353,430
 *Guilford Pharmaceuticals, Inc........................      56,100         1,304,325
 *Guitar Center, Inc...................................       6,200           109,647
 *Gulf Island Fabrication, Inc.........................      88,600         1,450,825
 *Gulfmark Offshore, Inc...............................      64,300         2,507,057
 *#Gumtech International, Inc..........................      97,300           717,587
 *Gundle/SLT Environmental, Inc........................     129,600           312,336
 *Gymboree Corp........................................     225,300         1,560,202
 Haggar Corp...........................................      60,700           722,330
 *Hahn Automotive Warehouse, Inc.......................      12,113            35,128
 *Halifax Corp.........................................       8,650            21,625
 *Hall Kinion Associates, Inc..........................      69,800           555,957
 *Hallwood Group, Inc..................................       2,653            18,969
                                                            SHARES             VALUE+
                                                            ------             ------
 *Ha-Lo Industries, Inc................................      15,400    $       10,934
 *Hamilton Bancorp, Inc................................     108,000           755,460
 *Hammons (John Q.) Hotels, Inc. Class A...............      49,800           303,780
 *Hampshire Group, Ltd.................................       4,900            47,040
 *Hampton Industries, Inc..............................      46,322            16,213
 Hancock Fabrics, Inc..................................     187,700         1,715,578
 *Handleman Co.........................................       7,500            91,125
 *Hanger Orthopedic Group, Inc.........................     177,100           290,444
 Hardinge Brothers, Inc................................      84,200         1,248,265
 *Harken Energy Corp...................................      37,100           102,767
 Harland (John H.) Co..................................         500             9,410
 *Harolds Stores, Inc..................................      41,537            88,266
 *Harris Interactive, Inc..............................     256,500           874,665
 Harrodsburg First Financial Bancorp, Inc..............       3,700            47,508
 *Harry's Farmers Market, Inc. Class A.................      20,200            10,504
 *Hartmarx Corp........................................     295,600           839,504
 *Harvard Industries, Inc..............................      13,400            12,060
 *Harvey Entertainment Co..............................      34,400             6,020
 *Hastings Entertainment, Inc..........................      77,600           226,980
 Hastings Manufacturing Co.............................      13,700            69,253
 *Hathaway Corp........................................      34,580           129,675
 *Hauppauge Digital, Inc...............................      95,000           261,250
 *Hauser, Inc..........................................      20,275            12,672
 Haverty Furniture Co., Inc............................      40,000           508,000
 Haverty Furniture Co., Inc. Class A...................      12,000           162,000
 *Hawaiian Airlines, Inc...............................     683,900         2,113,251
 *Hawk Corp............................................      64,400           434,700
 *Hawker Pacific Aerospace.............................      70,300           231,638
 Hawkins, Inc..........................................      92,785           816,508
 *Hawthorne Financial Corp.............................      44,200           765,102
 *Hayes Lemmerz International, Inc.....................       5,500            45,375
 *HD Vest, Inc.........................................      11,600           242,498
 *HeadHunter.Net, Inc..................................      85,400           318,115
 *Headwaters, Inc......................................     101,800         1,437,925
 *Headway Corporate Resources, Inc.....................     104,900           152,105
 *Health Management Systems, Inc.......................     167,500           322,437
 *Health Risk Management, Inc..........................      44,500           210,262
 *HealthAxis, Inc......................................     129,600           190,512
 *Healthcare Recoveries, Inc...........................     105,800           477,687
 *Healthcare Services Group, Inc.......................     115,900           826,946
 *Healthcare.com Corp..................................     292,800           819,840
 *Healthcor Holdings...................................      30,000               225
 *HealthStream, Inc....................................      14,400            24,552
 *HearMe...............................................       1,700               960
 *Hearx, Ltd...........................................      61,400            99,468
 *Hector Communications Corp...........................      24,700           292,695
 *HEI, Inc.............................................      24,700           211,555
 Heico Corp............................................      69,600         1,259,760
 Heico Corp. Class A...................................      30,223           531,320
 *Hemasure, Inc........................................      56,400            22,842
 *#Hemispherx Biopharma, Inc...........................     218,900         1,203,950
 Herbalife International, Inc. Class A.................      15,833           133,076
 Heritage Financial Corp...............................      85,400           892,003
 *Herley Industries, Inc...............................      67,900         1,222,200
 *Heska Corp...........................................     131,400           158,337
 *Hexcel Corp..........................................     123,200         1,305,920
 HF Financial Corp.....................................      27,200           327,488
 *Hibbett Sporting Goods, Inc..........................      48,600         1,934,523
 Hickory Tech Corp.....................................      12,800           177,920
 *High Plains Corp.....................................     142,776           533,982

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Highlands Insurance Group, Inc.......................     120,000    $      573,600
 Hilb Rogal Hamilton Co................................      27,335         1,152,170
 *Hines Horticulture, Inc..............................     195,800           807,675
 Hingham Institution for Savings MA....................       5,350           108,739
 *Hirsch International Corp. Class A...................      53,600            61,104
 *Hi-Shear Technology Corp.............................      45,350            92,967
 *Hi-Tech Pharmacal, Inc...............................      38,100           284,988
 *HMI Industries, Inc..................................      84,200            96,830
 HMN Financial, Inc....................................      33,000           495,660
 *Hoenig Group, Inc....................................      61,000           649,345
 *Holiday RV Superstores, Inc..........................      61,700           230,141
 *Hollis-Eden Pharmaceuticals, Inc.....................     137,200         1,074,276
 Holly Corp............................................      63,100         2,710,145
 *Hollywood Casino Corp. Class A.......................     234,900         2,020,140
 *Hollywood Entertainment Corp.........................      86,300           490,615
 *Hollywood Media Corp.................................      33,800           143,143
 *Hologic, Inc.........................................     212,100         1,173,973
 Home Federal Bancorp..................................      37,400           637,670
 *Home Products International, Inc.....................      64,400           139,748
 *#Homebase, Inc.......................................     313,000         1,026,640
 *Homegold Financial, Inc..............................      32,600            14,344
 *Homeland Holding Corp................................       5,500             1,292
 *Hoover's, Inc........................................      16,800            60,900
 HopFed Bancorp, Inc...................................       4,500            55,845
 Horizon Financial Corp................................      67,968           749,352
 *Horizon Health Corp..................................      47,775           422,809
 *Horizon Medical Products, Inc........................       2,600             2,665
 *Horizon Offshore, Inc................................     144,600         2,658,471
 *Horizon Organic Holding Corp.........................      92,800           602,736
 *Horizon Pharmacies, Inc..............................      55,500            36,075
 *Hot Topic, Inc.......................................     104,400         3,015,072
 *HotJobs.com, Ltd.....................................      10,400            62,088
 *Hovnanian Enterprises, Inc. Class A..................     198,954         3,380,228
 *#Howell Corp.........................................     114,400         1,595,880
 *Howtek, Inc..........................................      37,500            82,312
 *HPSC, Inc............................................      68,800           605,440
 *HS Resources, Inc....................................       9,928           648,993
 *HTE, Inc.............................................     150,500           415,380
 *Hub Group, Inc. Class A..............................      52,900           697,486
 *Hudson Hotels Corp...................................       3,166             2,549
 *Hudson Technologies, Inc.............................      32,100            66,447
 *Huffy Corp...........................................      96,300           974,556
 *Hungry Minds, Inc....................................     125,300           833,245
 Hunt Corp.............................................     141,900           781,869
 *Huntco, Inc. Class A.................................      45,000            50,625
 *Hurco Companies, Inc.................................      48,800           165,676
 *Hutchinson Technology, Inc...........................       6,000            88,050
 *Hycor Biomedical, Inc................................      83,216           607,893
 *Hypercom Corp........................................      47,700           187,461
 *HyperFeed Technologies, Inc..........................     155,600           360,214
 *Hyperion Solutions Corp..............................       5,900            89,886
 *Hyseq, Inc...........................................      71,300           904,440
 *i3 Mobile, Inc.......................................       1,400             3,549
 *iBasis, Inc..........................................       9,600            37,680
 Iberiabank Corp.......................................      55,800         1,561,005
 *Ibis Technology Corp.................................       8,200           104,181
 *Ico, Inc.............................................     165,818           412,887
 *ICT Group, Inc.......................................      91,700         1,509,840
 *ICU Medical, Inc.....................................      71,250         2,633,756
 *IdeaMall, Inc........................................      94,300           159,838
 *Identix, Inc.........................................      39,400           256,888
 *IDT Corp.............................................      22,400           585,312
                                                            SHARES             VALUE+
                                                            ------             ------
 *IDX Systems Corp.....................................         900    $       15,201
 *IEC Electronics Corp.................................      59,200            76,368
 *IFR Systems, Inc.....................................      96,402           216,422
 *iGate Capital Corp...................................     348,700           671,247
 *#IGEN, Inc...........................................       4,800           106,584
 *IGI, Inc.............................................      70,100            42,060
 *Igo Corp.............................................      14,000             8,820
 *IHOP Corp............................................       5,600           142,800
 *II-VI, Inc...........................................     114,052         1,739,863
 *Ikos Systems, Inc....................................      91,550           731,027
 *Il Fornaio (America) Corp............................      43,000           471,495
 *Image Entertainment, Inc.............................     174,300           488,040
 *ImageX.com, Inc......................................      63,100            90,548
 *iManage, Inc.........................................       3,500            10,972
 *Imatron, Inc.........................................     250,000           463,750
 IMCO Recycling, Inc...................................     135,800           957,390
 *Immersion Corp.......................................       2,000             8,520
 *Immucor, Inc.........................................     118,600           294,128
 *Immune Response Corp.................................     250,000         1,228,750
 *Immunomedics, Inc....................................       5,000            80,475
 *Impath, Inc..........................................      75,600         2,830,842
 *Impax Laboratoroes, Inc..............................      10,700           121,552
 *Impco Technologies, Inc..............................      45,200         1,396,002
 *Imperial Credit Industries, Inc......................     311,700           378,715
 *Imperial Sugar Co....................................      74,200             9,386
 *Impreso.com, Inc.....................................      31,500            57,802
 *Incara Pharmaceuticals Corp..........................      23,000            42,090
 Independence Holding Co...............................      17,180           250,398
 Independent Bank Corp.................................     130,500         2,117,362
 Independent Bank East.................................     111,484         2,872,385
 *Individual Investor Group, Inc.......................      53,900            14,283
 *Indus International, Inc.............................     162,500           775,125
 Industrial Bancorp, Inc...............................      19,300           390,053
 *Industrial Data Systems Corp.........................      11,500            12,017
 *Industrial Distribution Group, Inc...................      81,400           175,010
 *Industrial Holdings, Inc.............................      96,400           195,210
 *Industri-Matematik International Corp................     279,100           284,682
 *Inet Technologies, Inc...............................       6,200            46,252
 *Infinium Software, Inc...............................     119,500           124,877
 *Infocrossing, Inc....................................      53,200           393,946
 *Infocure Corp........................................     326,600           447,442
 *Infogrames, Inc......................................      19,300           132,012
 *Infonautics Corp. Class A............................      47,600            37,604
 *#Information Architects Corp.........................     446,100           867,664
 *Information Resources, Inc...........................     159,700         1,460,456
 *InforMax, Inc........................................     101,100           596,490
 *Inforte Corp.........................................       1,900            19,427
 *infoUSA, Inc.........................................      17,600            80,608
 *Infu-tech, Inc.......................................      14,600            17,593
 *Ingenuus Corp........................................      40,600             9,541
 Ingles Market, Inc. Class A...........................       2,600            26,481
 *Inkine Pharmaceutical Co., Inc.......................       9,500            42,085
 *Innodata Corp........................................      33,396           199,875
 *Innotrac Corp........................................     157,900         1,037,403
 *Innovative Clinical Solutions, Ltd...................       1,310               524
 *#Innovative Gaming Corp. of America..................      41,050            56,649
 *Innoveda, Inc........................................     133,000           411,635
 *Innovex, Inc.........................................     130,800           500,310
 *Inprimis, Inc........................................     114,100            34,800
 *Insignia Financial Group, Inc........................     179,200         2,150,400
 *inSilicon Corp.......................................      40,100           143,157
 *Insite Vision, Inc...................................     254,500           341,030

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
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Insituform East, Inc.................................      20,200    $       26,967
 *Insmed, Inc..........................................      59,700           364,170
 *Inspire Insurance Solutions, Inc.....................     171,100           124,047
 Insteel Industries, Inc...............................      66,244            96,054
 *Insurance Auto Auctions, Inc.........................     108,400         1,469,362
 *Insurance Management Solutions, Inc..................     103,000            80,855
 *InsWeb Corp..........................................      80,000            71,600
 *INT Media Group, Inc.................................      20,600            62,212
 Integra Bank Corp.....................................      20,600           421,888
 *Integra Lifesciences Corp............................     127,300         2,409,789
 *#Integra, Inc........................................      41,400            29,601
 *Integral Systems, Inc................................     120,500         2,772,102
 *Integral Vision, Inc.................................      95,500            17,190
 *IntegraMed America, Inc..............................      19,600           100,450
 *Integrated Electrical Services, Inc..................      69,700           626,603
 *Integrated Information Systems, Inc..................      38,000            37,430
 *Integrated Measurement System, Inc...................      83,500         1,570,635
 *Integrated Silicon Solution, Inc.....................      91,900         1,232,838
 *Integrated Telecom Express, Inc......................       6,300            16,033
 *INTELFILM Corp.......................................      49,000            32,095
 *Intellicorp, Inc.....................................       6,900             7,521
 *Intellidata Technologies Corp........................      97,100           508,804
 *Intelligent Systems Corp.............................      38,100           166,306
 *Intelligroup, Inc....................................     122,700           142,332
 *Inter Parfums, Inc...................................     112,400         1,386,454
 *Interactive Intelligence, Inc........................         600             8,103
 *InterCept Group, Inc.................................         700            20,884
 Interchange Financial Services Corp...................      49,510           894,646
 *InterDent, Inc.......................................     133,100            64,553
 Interface, Inc. Class A...............................      77,400           476,010
 *Interferon Scientific, Inc...........................      13,680             6,293
 *#Interliant, Inc.....................................       7,500             8,887
 *Interlink Electronics................................      82,000           717,910
 *Interlinq Software Corp..............................      42,800            86,670
 *Interlogix, Inc......................................      91,800         2,177,037
 *Interlott Technologies, Inc..........................      40,200           209,040
 *Intermagnetics General Corp..........................     159,721         5,158,988
 Intermet Corp.........................................     244,800         1,165,248
 *Internap Network Services Corp.......................      20,000            55,100
 *International Aircraft Investors.....................      14,700            59,241
 International Aluminum Corp...........................      18,500           391,090
 *International FiberCom, Inc..........................      50,400           187,992
 *#International Microcomputer Software, Inc...........       4,200               661
 *International Remote Imaging Systems, Inc............      35,350            63,630
 International Shipholding Corp........................      51,200           427,520
 *International Total Services, Inc....................      46,000            12,420
 *Internet America, Inc................................       1,400               952
 *Internet Commerce and Communications, Inc............     125,100            35,653
 *Internet Commerce Corp...............................      13,900            35,792
 *#Internet Pictures Corp..............................      15,000            10,200
 *Interneuron Pharmaceuticals, Inc.....................     106,600           713,687
 *Interphase Corp......................................      63,400           441,898
 *Interplay Entertainment Corp.........................      34,500            94,702
 Interpool, Inc........................................     113,300         1,535,215
 *Interpore International..............................     246,600         1,288,485
 *#Interspeed, Inc.....................................       1,600                72
 *Interstate National Dealers Services, Inc............      48,300           249,711
                                                            SHARES             VALUE+
                                                            ------             ------
 Inter-Tel, Inc........................................       5,500    $       69,025
 *Intervisual Books, Inc. Class A......................       5,900             9,381
 *Intervoice, Inc......................................      45,602           465,824
 *Intest Corp..........................................      29,200           220,460
 *Intevac, Inc.........................................     109,700           597,316
 *IntraBiotics Pharmaceuticals, Inc....................       3,800             8,170
 *#Intraware, Inc......................................       8,500            15,767
 *Intrusion.com, Inc...................................     107,500           328,412
 *Inverness Medical Technology, Inc....................      53,255         1,933,156
 Investors Title Co....................................      19,800           291,654
 *Invision Technologies, Inc...........................     109,300           377,085
 *Invivo Corp..........................................      51,500           498,777
 *Iomed, Inc...........................................      34,300           107,359
 *Ion Networks, Inc....................................     136,000           110,840
 *Iridex Corp..........................................      56,300           234,489
 Irwin Financial Corp..................................       5,000           111,025
 *Isco, Inc............................................      98,241           844,873
 *I-Sector Corporation.................................      32,000            32,160
 *Isis Pharmaceuticals, Inc............................      10,200           122,145
 *Isle of Capri Casinos, Inc...........................     155,200         1,259,448
 *Isolyser Co., Inc....................................     375,445           583,817
 *I-Stat Corp..........................................     104,300         1,737,638
 *IT Group, Inc .......................................     204,981         1,277,032
 *ITC Deltacom, Inc....................................       7,800            41,418
 *ITC Learning Corp....................................      34,500             6,900
 *ITEQ, Inc............................................       7,500               199
 *ITLA Capital Corp....................................      51,800           878,269
 *#Itron, Inc..........................................     154,100         1,742,100
 *Ivex Packaging Corp..................................     168,800         2,599,520
 *IVI Checkmate Corp...................................     159,500           511,197
 *IXYS Corp............................................       5,100            66,223
 *J & J Snack Foods Corp...............................      87,900         2,050,707
 *J Net Enterprises, Inc...............................      79,075           347,930
 *J. Alexander's Corp..................................     115,100           276,240
 *J. Jill Group, Inc...................................     112,300         1,943,351
 *j2 Global Communication, Inc.........................      83,438           319,568
 Jacksonville Bancorp, Inc.............................      14,500           274,340
 *Jaclyn, Inc..........................................      20,027            54,073
 *Jaco Electronics, Inc................................      63,409           442,915
 *Jacobson Stores, Inc.................................      50,900           183,240
 *Jakks Pacific, Inc...................................       9,900           155,727
 *JDA Software Group, Inc..............................       6,900           104,914
 *Jennifer Convertibles, Inc...........................      41,000            82,000
 JLG Industries, Inc...................................       3,500            41,125
 *JLM Industries, Inc..................................      58,400           132,860
 *JMAR Industries, Inc.................................     189,000           736,155
 *JNI Corp.............................................       7,600           101,574
 *Johnson Outdoors, Inc................................      52,800           394,152
 *Jore Corp............................................     103,300            29,957
 *Jos. A. Bank Clothiers, Inc..........................      58,700           359,831
 *Joule, Inc...........................................      41,900            56,984
 *JPM Co...............................................      71,500            15,372
 *JPS Industries, Inc..................................      24,500           130,462
 *#Juno Online Services, Inc...........................      15,500            20,692
 *Jupiter Media Metrix, Inc............................      36,300            54,631
 K Swiss, Inc. Class A.................................      72,800         1,758,484
 *K2, Inc..............................................     182,470         1,879,441
 *Kaiser Ventures, Inc.................................      84,500         1,078,220
 Kaman Corp. Class A...................................         400             6,820
 *Kaneb Services, Inc..................................     303,900         2,093,871
 Kankakee Bancorp, Inc.................................       1,500            35,250
 *Kasper A.S.L., Ltd...................................      31,800             4,770

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Katy Industries, Inc..................................      76,100    $      403,330
 Kaye Group, Inc.......................................      46,400           643,800
 *KBK Capital Corp.....................................      30,000           111,000
 *KCS Energy, Inc......................................      52,100           439,724
 *Keith Companies, Inc.................................         900            16,290
 *#Kellstrom Industries, Inc...........................     122,500           203,350
 Kellwood Co...........................................       4,100            96,391
 *Kendle International, Inc............................      98,600         1,849,736
 *Kennedy-Wilson, Inc..................................      76,700           282,256
 *Kensey Nash Corp.....................................     137,400         1,808,184
 *Kent Financial Services, Inc.........................      25,356            98,254
 *Kentucky Electric Steel, Inc.........................      19,800            26,730
 Kentucky First Bancorp, Inc...........................       4,500            52,942
 *#Keravision, Inc.....................................     191,200             4,302
 *Kevco, Inc...........................................      67,700             1,692
 Kewaunee Scientific Corp..............................      19,400           194,582
 *Key Production Co., Inc..............................     111,717         2,066,764
 *Key Technology, Inc..................................      36,000           208,440
 *Key Tronic Corp......................................     115,500           211,365
 *Keystone Automotive Industries, Inc..................     147,100         1,485,710
 *Keystone Consolidated Industries, Inc................      90,200           153,340
 *kforce.com, Inc......................................      94,631           616,521
 *#KFX, Inc............................................     160,200           368,460
 *Kimmins Corp.........................................      10,833             6,175
 *Kinark Corp..........................................      56,500            73,450
 *Kit Manufacturing Co.................................       7,800            24,375
 Klamath First Bancorp, Inc............................      69,100           992,276
 Knape & Vogt Manufacturing Co.........................      27,688           358,006
 *Knight Transportation, Inc...........................      41,200         1,155,454
 *Koala Corp...........................................     104,600           421,538
 *#Komag, Inc..........................................     520,880           367,220
 *Kos Pharmaceuticals, Inc.............................      18,000           450,720
 *Koss Corp............................................      52,000         1,834,300
 *#Krauses Furniture, Inc..............................      50,400            14,112
 *Kroll-O'Gara Co......................................     205,100         1,492,102
 *Kronos, Inc..........................................         400            13,104
 *Krug International Corp..............................      33,465            70,276
 *#K-Tel International, Inc............................      84,500            11,619
 *K-Tron International, Inc............................      61,300           901,416
 *Kushner-Locke Co.....................................      63,600             7,473
 *KVH Industries, Inc..................................      74,000           562,030
 *#L90, Inc............................................      53,000           123,225
 *La Jolla Pharmceutical Co............................      89,000           644,360
 *LaBarge, Inc.........................................     218,550           640,351
 *LabOne, Inc..........................................      86,550           653,020
 *Labor Ready, Inc.....................................     185,800           741,342
 Laclede Gas Co........................................         200             4,780
 *Laclede Steel Co.....................................      25,450                 0
 *LaCrosse Footwear, Inc...............................      20,400            57,120
 *Ladish Co., Inc......................................     119,300         1,603,392
 *Lakeland Industries, Inc.............................      19,900            91,142
 *Lakes Gaming, Inc....................................      77,300           741,307
 *Lamson & Sessions Co.................................     145,900         1,529,032
 Lance, Inc............................................       4,800            55,680
 *Lancer Corp..........................................      94,525           600,234
 *Landair Corp.........................................      47,100           256,930
 Landauer, Inc.........................................      87,500         2,546,250
 *Landec Corp..........................................     141,000           537,915
 *Landmark Systems, Inc................................      63,500           230,187
 Landrys Seafood Restaurants, Inc......................     203,200         3,048,000
 *Larscom, Inc.........................................      77,700           183,760
                                                            SHARES             VALUE+
                                                            ------             ------
 *Laser Pacific Media Corp.............................      41,000    $      134,480
 *Laser Vision Centers, Inc............................     146,700           500,980
 *#Laserscope..........................................       2,500             4,587
 *#LaserSight Corporation..............................     186,000           452,910
 *Lason, Inc...........................................     124,700            33,669
 *Latitude Communications, Inc.........................     126,600           233,577
 *Launch Media, Inc....................................      58,300            45,474
 Lawrence Savings Bank.................................      16,200           191,565
 Lawson Products, Inc..................................       4,900           134,505
 *Layne Christensen Co.................................     160,400         1,335,330
 *Lazare Kaplan International, Inc.....................      67,400           380,810
 LBP, Inc..............................................      27,800           153,734
 *LCA-Vision, Inc......................................     218,515           629,323
 *LCC International, Inc. Class A......................      52,300           275,359
 *LeadingSide, Inc.....................................     113,700             1,137
 *Leapnet, Inc.........................................     178,108            52,542
 *#Learn2.com, Inc.....................................     272,710            69,541
 *Learning Tree International, Inc.....................       6,100           144,326
 *Lechters, Inc........................................     139,800            14,679
 *Lecroy Corp..........................................      86,900         1,488,163
 *Lectec Corp..........................................      26,037            59,234
 Ledger Capital Corp...................................      15,900           164,565
 *LendingTree, Inc.....................................       1,400             8,463
 Lesco, Inc............................................      93,100         1,127,907
 *#Level 8 Systems, Inc................................     138,400           638,024
 *Lexicon Genetics, Inc................................       6,900            69,173
 Liberty Bancorp, Inc..................................       6,600            70,389
 Liberty Homes, Inc. Class A...........................         200             1,090
 *Life Financial Corp..................................      99,600            67,728
 *Lifecell Corp........................................     108,800           191,488
 *Lifecore Biomedical, Inc.............................     126,800           759,532
 *Lifeline Systems, Inc................................      37,000           685,425
 *LifeMinders, Inc.....................................      63,700            87,269
 *LifePoint, Inc.......................................       8,100            30,780
 Lifetime Hoan Corp....................................      89,052           645,627
 *Lightbridge, Inc.....................................      91,480         1,397,357
 *Lightning Rod Software, Inc..........................       2,180               632
 *LightPath Technologies, Inc..........................       5,100            54,596
 Lillian Vernon Corp...................................      79,500           584,325
 Lindsay Manufacturer Co...............................      42,500           758,625
 *Lionbridge Technologies, Inc.........................       9,400            17,155
 Liqui Box Corp........................................      13,400           517,575
 *Liquid Audio, Inc....................................      15,600            40,014
 *Lithia Motors, Inc. Class A..........................      72,200         1,393,460
 *#Litronic, Inc.......................................       1,400             5,474
 *Littlefield, Adams & Co..............................      16,577               514
 *LLX Resorts, Inc.....................................      15,900            52,470
 *LMI Aerospace, Inc...................................       3,700            18,297
 *Local Financial Corp.................................       2,800            40,586
 *Lodgenet Entertainment Corp..........................      92,900         1,644,330
 *#Lodgian, Inc........................................     210,900           168,720
 *Loews Cineplex Entertainment Corp....................     196,200            27,468
 *Logic Devices, Inc...................................      51,400            74,273
 *#Logility, Inc.......................................     135,600           460,362
 *Lojack Corp..........................................     155,400           893,550
 *Lowrance Electronics, Inc............................       2,800             8,932
 LSB Bancshares, Inc. NC...............................      35,571           473,984
 LSI Industries, Inc...................................     143,403         3,795,877
 Luby's Cafeterias, Inc................................     142,350         1,212,822
 Lufkin Industries, Inc................................      47,000         1,409,295
 *Lund International Holdings, Inc.....................      15,800            11,534
 *Lydall, Inc..........................................     143,000         2,030,600

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Lynch Corp...........................................      29,600    $      873,200
 *Lynch Interactive Corp...............................      59,200         3,137,600
 *#Lynx Therapeutics, Inc..............................      35,900           239,094
 *M.H. Meyerson & Co., Inc.............................      72,600           135,399
 MacDermid, Inc........................................       2,200            38,016
 *Mace Security International, Inc.....................      63,100            65,940
 *Mac-Gray Corp........................................     116,500           431,050
 *Mackie Designs, Inc..................................     112,900           630,547
 *#MacroChem Corp......................................       3,100            32,783
 *Madden (Steven), Ltd.................................     132,700         2,138,461
 *Made2Manage Systems, Inc.............................      41,600           161,408
 Madison Gas & Electric Co.............................       1,200            28,296
 *Magellan Health Services, Inc........................     223,700         2,702,296
 *Magna Entertainment Corp.............................         700             4,246
 *Magnetek, Inc........................................     103,400         1,276,990
 *Magnum Hunter Resources, Inc.........................     211,700         2,009,033
 *MAI Systems Corp.....................................      60,707            33,389
 *MAII Holdings, Inc...................................      62,800           168,932
 *Mail-Well, Inc.......................................       4,000            21,600
 *Main Street & Main, Inc..............................      91,825           356,740
 Main Street Bancorp, Inc..............................      43,300           433,000
 Maine Public Service Co...............................      29,300           879,000
 *Major Automotive Companies, Inc......................       4,450            12,594
 *Mallon Resources Corp................................      80,325           484,360
 *Management Network Group, Inc........................         700             4,673
 *Manatron, Inc........................................         115               587
 *Manchester Technologies, Inc.........................      84,000           206,640
 *Manning (Greg) Auctions, Inc.........................      50,600           108,790
 *Mapics, Inc..........................................     198,500         1,053,043
 *Mapinfo Corp.........................................      69,750         2,060,066
 *Marimba, Inc.........................................      17,900            41,976
 Marine Products Corp..................................      45,780           201,432
 *MarineMax, Inc.......................................      25,050           218,937
 *Marisa Christina, Inc................................      69,200           107,952
 Maritrans, Inc........................................      95,400           948,276
 *#Marketing Services, Inc.............................      58,900            61,551
 *MarketWatch.com, Inc.................................      34,200            96,957
 *MarkWest Hydrocarbon, Inc............................      61,100           446,030
 *Marlton Technologies, Inc............................      63,000            29,925
 Marsh Supermarkets, Inc. Class A......................      17,700           259,482
 Marsh Supermarkets, Inc. Class B......................      29,800           374,586
 *Martek Biosciences Corp..............................     113,100         2,511,951
 *Marten Transport, Ltd................................      52,800           764,280
 Massbank Corp.........................................      20,933           707,849
 *Matec Corp...........................................      35,700           166,005
 *Material Sciences Corp...............................     135,300         1,089,165
 *Mathsoft, Inc........................................      40,100            87,819
 *Matlack Systems, Inc.................................      81,350            22,371
 *Matria Healthcare, Inc...............................      90,875         1,433,553
 *Matritech, Inc.......................................     257,800           895,855
 *Matrix Bancorp, Inc..................................      29,500           304,440
 *Matrix Pharmaceutical, Inc...........................     155,300         1,643,851
 *Matrix Service Co....................................      81,600           593,232
 *Mattson Technology, Inc..............................     112,260         1,963,989
 *Maui Land & Pineapple Company, Inc...................      15,700           346,185
 *Maverick Tube Corp...................................      37,200           898,380
 *Max & Ermas Restaurants, Inc.........................      20,844           202,604
 *Maxco, Inc...........................................      18,800           119,850
 *Maxicare Health Plans, Inc...........................      25,160            31,450
 *Maxim Pharmaceuticals, Inc...........................       8,600            72,885
 *Maxwell Shoe Company, Inc............................      83,400         1,346,910
                                                            SHARES             VALUE+
                                                            ------             ------
 *Maxwell Technologies, Inc............................     101,592    $    2,131,400
 *Maxxam, Inc..........................................      10,900           226,720
 Mayflower Co-Operative Bank Middleboro................         300             3,413
 *Maynard Oil Co.......................................     102,700         2,119,728
 *Mayor's Jewelers, Inc................................     218,400           823,368
 *Mays (J.W.), Inc.....................................       2,700            27,675
 *Mazel Stores, Inc....................................      86,200           275,840
 *MB Financial, Inc....................................      29,900           662,136
 *McClain Industries, Inc..............................      91,066           239,048
 McGrath Rent Corp.....................................      76,200         2,095,119
 *MCK Communications, Inc..............................      53,600           111,756
 *McMoran Exploration Co...............................      64,700           857,275
 *McNaughton Apparel Group, Inc........................      79,700         1,792,852
 *#MCSI, Inc...........................................      97,700         1,568,085
 *Meade Instruments Corp...............................      82,900           373,465
 *Meadow Valley Corp...................................      22,900            63,662
 Meadowbrook Insurance Group, Inc......................      68,900           281,801
 *Measurement Specialties, Inc.........................      78,500         1,968,780
 *Mechanical Dynamics, Inc.............................      54,900           525,668
 *Med-Design Corp......................................       2,800            64,610
 Medford Bancorp, Inc..................................      74,600         1,408,821
 *#Media 100, Inc......................................     121,300           258,976
 *#Media Arts Group, Inc...............................     135,100           436,373
 *MediaBay, Inc........................................      73,300            67,803
 *Medialink Worldwide, Inc.............................      49,800           175,545
 *Medical Action Industries, Inc.......................      95,300           718,086
 *Medical Advisory Systems, Inc........................      13,500            43,200
 *Medical Resources, Inc...............................      40,175               261
 *Medicore, Inc........................................      45,000            58,275
 *#Medplus, Inc........................................      47,200            92,512
 *Medstone International, Inc..........................      40,700           200,244
 *MEDTOX Scientific, Inc...............................      16,100           132,020
 *Memberworks, Inc.....................................       4,300           101,072
 *Mercator Software, Inc...............................      15,000            34,800
 Merchants Bancshares, Inc.............................      31,400           901,180
 Merchants Group, Inc..................................      15,700           310,860
 *Mercury Air Group, Inc...............................      67,015           468,435
 Meridian Bioscience, Inc..............................     150,900           797,507
 Meridian Insurance Group, Inc.........................      44,268         1,328,704
 *Meridian Medical Technology, Inc.....................      26,900           398,255
 *Meridian Resource Corp...............................     425,872         3,108,866
 *Merisel, Inc.........................................           5                 6
 *MeriStar Hotels & Resorts, Inc.......................     178,550           366,028
 *Merit Medical Systems, Inc...........................      73,550           559,716
 *Merix Corp...........................................      46,000           942,080
 *Merrimac Industries, Inc.............................      13,565           202,119
 *Mesa Air Group, Inc..................................     364,000         4,236,960
 *Mesa Labs, Inc.......................................      27,900           142,290
 *Mesaba Holdings, Inc.................................      66,700           732,700
 *Messagemedia, Inc....................................     270,800           115,090
 *Mestek, Inc..........................................     115,750         3,032,650
 *Meta Group, Inc......................................     104,600           262,023
 Metals USA, Inc.......................................     292,600           646,646
 *Metatec Corp. Class A................................      62,100            65,205
 *Metawave Communications Corp.........................       7,900            31,324
 Methode Electronics, Inc. Class A.....................       9,600            71,664
 Met-Pro Corp..........................................     148,665         2,088,743
 *#Metricom, Inc.......................................      46,500           184,838
 *Metro Information Services, Inc......................      71,800           350,025
 *Metro One Telecommunications, Inc....................      92,700         4,171,964
 *Metrocall, Inc.......................................     279,863            24,348

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
                                                            SHARES             VALUE+
                                                            ------             ------
 MetroCorp. Bancshares, Inc............................      23,000    $      225,285
 *Metrologic Instruments, Inc..........................      55,300           573,738
 Metrowest Bank........................................     133,400         1,113,223
 MFB Corp..............................................       8,500           164,688
 *MFRI, Inc............................................      31,800            85,065
 *MGI Pharma, Inc......................................     123,200         1,264,032
 MI Schottenstein Homes, Inc...........................      66,200         2,595,040
 *Michael Anthony Jewelers, Inc........................      64,100           112,175
 *Micro Component Technology, Inc......................     118,032           400,128
 *Micro Linear Corp....................................     109,300           262,867
 *Microcide Pharmaceuticals, Inc.......................     148,100           622,761
 MicroFinancial, Inc...................................      32,000           518,400
 *Micrografx, Inc......................................     103,600           113,442
 *Micros Systems, Inc..................................       2,900            61,814
 *Micros to Mainframes, Inc............................      44,200            53,703
 *Microsemi Corp.......................................      77,175         4,434,090
 *Microtest, Inc.......................................      91,200           338,808
 *Micro-Therapeutics, Inc..............................     101,900           605,796
 *Microvision, Inc.....................................       3,300            81,428
 *#Microware Systems Corp..............................     127,600            68,904
 Midas, Inc............................................     102,200         1,363,348
 Middleby Corp.........................................     103,000           623,150
 Middlesex Water Co....................................      28,000         1,001,420
 Midland Co............................................      44,100         1,569,960
 Mid-State Bancshares..................................       4,500            68,603
 *Midway Airlines Corp.................................      69,600           239,772
 Midwest Banc Holdings, Inc............................      12,700           257,683
 *Midwest Express Holdings, Inc........................       2,100            35,889
 Midwest Grain Products, Inc...........................      76,800           701,184
 *Mikohn Gaming Corp...................................      50,150           309,426
 *#Milestone Scientific, Inc...........................      26,200            18,340
 *Millerbuilding Systems Escrow Shares.................      72,800            21,840
 *Miltope Group, Inc...................................      44,000            73,920
 *MIM Corp.............................................     118,800           630,234
 *Mining Services International Corp...................         400               482
 Minntech Corp.........................................      74,930           732,446
 Minuteman International, Inc..........................      15,400           149,842
 *MIPS Technologies, Inc...............................       3,800            67,526
 *Miravant Medical Technologies........................      46,500           542,888
 *Misonix, Inc.........................................      36,400           234,780
 *Mission Resources Corp...............................     158,900         1,280,734
 Mississippi Chemical Corp.............................     237,569           812,486
 *Mitcham Industries, Inc..............................      94,300           656,328
 *Mitek Systems, Inc...................................      22,300            16,279
 *Mity-Lite, Inc.......................................      41,150           332,286
 *Mobile Mini, Inc.....................................      55,700         1,599,426
 *Mobius Management Systems, Inc.......................     182,000           710,710
 Mocon, Inc............................................      73,475           522,407
 *Modtech Holdings, Inc................................     110,312         1,188,612
 *Moldflow Corp........................................       2,800            47,418
 *Molecular Devices Corp...............................       4,600           101,499
 *Monarch Casino and Resort, Inc.......................      83,400           437,850
 *Monarch Dental Corp..................................      89,800            35,022
 *Monro Muffler Brake, Inc.............................      55,598           735,284
 *Monterey Bay Bancorp, Inc............................      21,975           241,176
 *Monterey Pasta Co....................................     140,700           990,528
 *Moog, Inc. Class A...................................      15,900           580,350
 *Moore Handley, Inc...................................       1,500             1,553
 *Moore Medical Corp...................................      26,600           219,450
 *Morgan's Foods, Inc..................................         600               600
 *Morton Industrial Group, Inc. Class A................      22,645            38,383
 *Morton's Restaurant Group, Inc.......................      54,900         1,413,675
                                                            SHARES             VALUE+
                                                            ------             ------
 *Mossimo, Inc.........................................     149,750    $      445,506
 *Mother's Work, Inc...................................      31,000           244,900
 *Motient Corp.........................................     331,900           351,814
 *Motor Car Parts & Accessories, Inc...................      24,500            32,463
 *Motor Cargo Industries, Inc..........................      10,000            93,250
 *Motor Club of America................................      18,500           134,125
 Movado Group, Inc.....................................      98,900         1,760,915
 *Movie Gallery, Inc...................................     114,300         1,651,635
 *MRO Software, Inc....................................       6,200            87,389
 *MS Carriers, Inc.....................................         200             5,908
 *MSC Software Corp....................................     150,300         2,998,485
 *MTI Technology Corp..................................      96,400           190,390
 *MTR Gaming Group, Inc................................       6,200            59,799
 MTS Systems Corp......................................     190,948         2,309,516
 Mueller (Paul) Co.....................................      26,300           805,438
 *Multex.com, Inc......................................       8,900           143,602
 *Multi Color Corp.....................................      13,600           157,080
 *MyPoints.com, Inc....................................         672               934
 *N & F Worldwide Corp.................................     171,400           642,750
 *NABI, Inc............................................     322,686         2,016,788
 *Nanogen, Inc.........................................       3,400            31,297
 *Nanometrics, Inc.....................................      66,000         1,775,070
 *Nanophase Technologies Corp..........................     119,400         1,368,324
 *Napco Security Systems, Inc..........................      64,000           308,480
 *Napro Biotherapeutics, Inc...........................     217,900         2,494,955
 Nash Finch Co.........................................      91,400         2,109,055
 *Nashua Corp..........................................      54,600           365,820
 *Nastech Pharmaceutical Co., Inc......................      71,300           552,575
 *NATCO Group, Inc. Class A............................     193,500         2,322,000
 *Nathans Famous, Inc..................................      52,700           173,910
 *National Beverage Corp...............................     106,900         1,067,931
 National City Bancorp.................................      74,257         2,173,131
 *National Dentex Corp.................................      27,400           589,922
 *National Equipment Services, Inc.....................     147,900           389,717
 *National Home Centers, Inc...........................      60,000            61,500
 *National Home Health Care Corp.......................      23,397           148,103
 *National Information Consortium, Inc.................       6,900            15,008
 *National Research Corp...............................      52,200           215,586
 *National RV Holdings, Inc............................     107,550         1,150,785
 National Security Group, Inc..........................      12,600           157,059
 National Steel Corp. Class B..........................      97,150           160,298
 National Technical Systems, Inc.......................      84,200           176,820
 *National Techteam, Inc...............................     121,100           352,401
 *NationsRent, Inc.....................................      12,600             7,182
 *Natrol, Inc..........................................      99,700           204,884
 *Natural Alternatives International, Inc..............      48,800           129,320
 *#Natural Wonders, Inc................................      67,600            48,588
 Natures Sunshine Products, Inc........................     164,900         1,829,566
 *Navarre Corp.........................................     159,700           199,625
 *Navidec, Inc.........................................      71,500           176,248
 *Navigant Consulting, Inc.............................     243,400         1,730,574
 *Navigant International, Inc..........................     101,500         1,666,123
 *Navigators Group, Inc................................      28,720           491,112
 NBT Bancorp...........................................     119,341         1,841,432
 *NCI Building Systems, Inc............................       1,900            25,745
 *#Nco Escrow..........................................      42,800                 0
 *#NCO Portfolio Management, Inc.......................       5,940            38,907
 *Neff Corp. Class A...................................     169,000           184,210
 Nelson (Thomas), Inc..................................     131,100           924,255
 *Neogen Corp..........................................      42,900           563,063
 *NeoMagic Corp........................................     168,900           565,815
 *#NEON Communications, Inc............................       6,000            45,210

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *NEON Systems, Inc....................................      14,800    $       77,922
 *Neopharm, Inc........................................     100,200         2,485,461
 *Neorx Corp...........................................     173,200           889,382
 *Neose Technologies, Inc..............................      71,600         2,194,182
 *#Neotherapeutics, Inc................................     132,700           526,819
 *Neoware Systems, Inc.................................      10,000            23,900
 *Net Perceptions, Inc.................................      13,900            22,866
 *Net2Phone, Inc.......................................       7,100            64,930
 *#Netergy Networks, Inc...............................     150,000           255,750
 *Netguru, Inc.........................................      36,600            87,108
 *Netmanage, Inc.......................................     401,300           270,878
 *#NetObjects, Inc.....................................       2,000             1,050
 *Netopia, Inc.........................................      16,100            91,046
 *NetRadio Corp........................................      80,600            27,807
 *Netro Corp...........................................      12,200            55,083
 *Netscout System, Inc.................................       4,200            37,926
 *NETsilicon, Inc......................................       1,900             8,265
 *NetSolve, Inc........................................     237,600         1,694,088
 *Netspeak Corp........................................     137,800           205,322
 *Network Equipment Technologies, Inc..................     167,500           636,500
 *Network Peripherals, Inc.............................      50,400           646,632
 *#Network Plus Corp...................................      41,500           128,028
 *Network Six, Inc.....................................         775             2,170
 *Netzee, Inc..........................................       5,200            22,620
 *Neurobiological Technologies, Inc....................      14,600            44,676
 *Neurocrine Biosciences, Inc..........................      55,000         2,002,275
 *Neurogen Corp........................................      88,600         1,684,286
 *New American Healthcare Corp.........................       9,800                74
 *New Brunswick Scientific Co., Inc....................      62,480           271,788
 *New Century Equity Holdings Corp.....................     688,100           856,685
 *#New Century Financial Corp..........................     153,400         1,484,912
 *New Day Runner, Inc..................................      20,480             5,632
 New England Business Services, Inc....................      88,700         1,543,380
 New Hampshire Thrift BancShares, Inc..................         600             8,400
 *New Horizons Worldwide, Inc..........................      77,475         1,423,603
 *New World Coffee - Manhattan Bagel...................      16,800            17,724
 *Newcor, Inc..........................................      82,426           111,275
 Newmark Homes Corp....................................       5,700            82,593
 Newmil Bancorp, Inc...................................      44,200           504,101
 *Newsedge Corp........................................     155,900           167,593
 *Newtek Capital, Inc..................................       3,400            11,390
 *Nexell Therapeutics, Inc.............................      56,600           116,313
 *NEXIQ Technologies, Inc..............................      51,850           115,366
 *NextCard, Inc........................................       7,000            63,665
 *Nexthealth, Inc......................................      56,400           291,306
 *Niagara Corp.........................................      76,300           152,600
 Nitches, Inc..........................................      10,194            68,606
 *NMS Communications Corp..............................       9,800            70,511
 *NMT Medical, Inc.....................................      90,000           198,000
 NN, Inc...............................................     132,600         1,342,575
 *Nobel Learning Communities, Inc......................      49,600           432,016
 *Nobility Homes.......................................      44,000           331,100
 *#Noble International, Ltd............................      33,700           220,735
 *Noel Group Inc.......................................      43,600             1,090
 Noland Co.............................................         500            10,688
 *Norstan, Inc.........................................      94,700           239,591
 *Nortek, Inc..........................................         700            20,300
 *North American Scientific, Inc.......................      79,500         1,454,055
 North Central Bancshares, Inc.........................      17,500           363,038
 North Pittsburgh Systems, Inc.........................      21,800           244,705
                                                            SHARES             VALUE+
                                                            ------             ------
 Northeast Bancorp.....................................      12,600    $      144,900
 Northeast Pennsylvania Financial Corp.................       3,250            40,463
 Northern Technologies International...................      26,400           132,132
 *#Northfield Laboratories, Inc........................     132,000         2,185,260
 *Northland Cranberries, Inc. Class A..................     174,800           211,508
 Northrim Bank.........................................      31,763           426,259
 Northwest Bancorp, Inc................................       1,600            14,992
 Northwest Natural Gas Co..............................       6,400           152,960
 *Northwest Pipe Co....................................      48,800           724,924
 Northwestern Corp.....................................      60,500         1,346,125
 *Novadigm, Inc........................................     136,400         1,477,212
 *#Novamed Eyecare, Inc................................     104,400           282,924
 *Novametrix Medical Systems, Inc......................      90,700           462,570
 *Novatel Wireless, Inc................................     148,700           449,818
 *Novavax, Inc.........................................     212,950         1,939,975
 *Noven Pharmaceuticals, Inc...........................      86,300         2,665,376
 Novitron International, Inc...........................       4,712            17,081
 *Novoste Corp.........................................       4,500            92,768
 *NPC International, Inc...............................      25,000           258,750
 *NPS Pharmaceuticals, Inc.............................      71,600         2,274,016
 *NQL, Inc.............................................     157,700           232,608
 *NS Group, Inc........................................     171,600         2,656,368
 *Nstor Technology.....................................     148,200            66,690
 *NTELOS, Inc..........................................       2,600            52,351
 *#NTN Communications, Inc.............................     165,391           114,120
 *Nu Horizons Electronics Corp.........................     120,250         1,322,149
 *#Nucentrix Broadband Networks, Inc...................     114,500           914,283
 *#NuCo2, Inc..........................................      71,300           958,272
 *Nuevo Energy Co......................................       4,600            92,460
 NUI Corp..............................................       2,793            60,105
 *Number Nine Visual Technology Corp...................      50,400               378
 *Numerex Corp. Class A................................     103,300           723,100
 *Nutraceutical International Corp.....................      52,800           159,456
 *Nutramax Products, Inc...............................      44,000               594
 *#Nutrition 21, Inc...................................      71,100            67,901
 *#Nx Networks, Inc....................................     243,000           230,850
 *NYFIX, Inc...........................................      37,900           978,389
 Nymagic, Inc..........................................      71,100         1,583,397
 *NZ Corp..............................................      58,300           302,577
 *O.I. Corp............................................      25,900            87,413
 Oak Hill Financial, Inc...............................      12,200           178,120
 *Oakwood Homes Corp...................................     445,600           935,760
 *OAO Technology Solutions, Inc........................     175,400           278,009
 *Obie Media Corporation...............................      35,000           278,425
 OceanFirst Financial Corp.............................      12,500           298,375
 *O'Charleys, Inc......................................     116,775         2,038,308
 *Ocular Sciences, Inc.................................       6,500           145,958
 *Odwalla, Inc.........................................      52,600           544,673
 *Official Payments Corp...............................       2,000            10,450
 *Offshore Logistics, Inc..............................      29,100           613,574
 Oglebay Norton Co.....................................      47,100         1,407,819
 *Ohio Art Co..........................................       3,600            41,400
 Ohio Casualty Corp....................................      11,100            96,626
 Oil-Dri Corp. of America..............................      57,700           470,255
 *Old Dominion Freight Lines, Inc......................      72,400           787,350
 *Olympic Steel, Inc...................................      73,100           293,497
 *Omega Protein Corp...................................     175,600           359,980
 *Omega Worldwide, Inc.................................     100,800           265,608
 *Omni Nutraceuticals, Inc.............................     232,100            38,297
 *OmniVision Technologies, Inc.........................      46,200           179,487

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Omnova Solutions, Inc.................................      15,900    $       86,655
 *Omtool, Ltd..........................................     111,500           105,368
 *On Assignment, Inc...................................      23,100           494,687
 *On Technology Corp...................................     120,400           100,534
 *One Price Clothing Stores, Inc.......................      83,700            72,819
 Oneida, Ltd...........................................      10,500           188,265
 *OneSource Information Services, Inc..................       7,100            58,646
 *Online Resources Corp................................      12,300            25,154
 *On-Point Technology Systems Inc......................      14,266            18,760
 *Ontrack Data International, Inc......................     128,200           760,867
 *Onyx Acceptance Corp.................................      63,600           303,690
 *Onyx Pharmacueticals, Inc............................     118,800         1,298,484
 *Onyx Software Corp...................................      11,000            64,955
 *Open Market, Inc.....................................      22,700            30,305
 *Open Plan Systems, Inc...............................       3,200               656
 *Opinion Research Corp................................      15,500           110,825
 *Opta Food Ingredients, Inc...........................      92,700           141,368
 *Opti, Inc............................................     119,400           431,631
 *Optical Sensors, Inc.................................       6,800             2,788
 *OptiCare Health Systems, Inc.........................       1,800               468
 *OpticNet, Inc........................................      35,550                 0
 *Optika Imaging Systems, Inc..........................      87,600           119,574
 *Option Care, Inc.....................................      73,600         1,219,552
 *OraPharma, Inc.......................................       1,700            12,181
 *OraSure Technologies, Inc............................     138,200         1,560,969
 *Oratec Interventions, Inc............................     109,200           651,924
 *Orbit International Corp.............................       9,333            16,053
 *ORBIT/FR, Inc........................................      26,800            39,664
 *Orbital Sciences Corp................................       5,000            19,900
 Oregon Steel Mills, Inc...............................     199,600         1,439,116
 Oregon Trail Financial Corp...........................      21,500           319,383
 *Organogenesis, Inc...................................       9,700            78,861
 *Oriole Homes Corp. Class A Convertible...............      63,100           167,215
 *Oriole Homes Corp. Class B...........................      22,500            46,125
 *Orleans Homebuilders, Inc............................      93,800           295,470
 *Oroamerica, Inc......................................      54,000           727,110
 *Orphan Medical, Inc..................................      85,735         1,032,249
 *OrthAlliance, Inc....................................      86,700           269,637
 *Orthologic Corp......................................     304,100           935,108
 *Osage Systems Group, Inc.............................       1,500               240
 Oshkosh B'Gosh, Inc. Class A..........................      12,700           378,143
 *Oshman's Sporting Goods, Inc.........................      45,400           769,530
 *OSI Systems, Inc.....................................     104,100           419,003
 *Osmonics, Inc........................................     129,100         1,451,084
 *Osteotech, Inc.......................................     164,025           770,918
 *Ostex International, Inc.............................      23,400            38,493
 *OTG Software, Inc....................................       3,000            18,975
 *OTR Express, Inc.....................................      13,400                 0
 *Outlook Group Corp...................................      36,800           188,600
 *Outsource International, Inc.........................      55,000            14,575
 *Overland Data........................................     107,900           614,491
 Owosso Corp...........................................      55,500            63,270
 Oxford Industries, Inc................................      64,200         1,389,930
 *Oxigene, Inc.........................................     123,700           683,443
 *Oxis International, Inc..............................       8,600             1,763
 *OYO Geospace Corp....................................      17,700           429,845
 *P&F Industries, Inc. Class A.........................         600             4,110
 *#P.F. Chang's China Bistro, Inc......................       3,300           127,298
 *#Pacific Aerospace and Electronics, Inc..............      57,100            12,277
 *#Pacific Gateway Exchange, Inc.......................      94,300             1,650
                                                            SHARES             VALUE+
                                                            ------             ------
 Pacific Northwest Bancorp.............................       2,600    $       47,437
 *Packaged Ice, Inc....................................     140,300           273,585
 *Packard BioScience Co................................         800             5,180
 *Packeteer, Inc.......................................      29,800           218,881
 *Pac-West Telecomm, Inc...............................     313,200           663,984
 *Pagasus Systems, Inc.................................       6,900            79,730
 *#Palatin Technologies, Inc...........................       1,937            11,370
 *Paligent, Inc........................................       3,063               459
 *PAM Transportation Services, Inc.....................      48,550           463,653
 Pamrapo Bancorp, Inc..................................      18,200           441,350
 *Panavision, Inc......................................      13,000            75,400
 *Pancho's Mexican Buffet, Inc.........................      15,266            64,499
 *Panera Bread Co......................................      95,000         3,487,925
 *Panja, Inc...........................................      98,000           453,250
 *Pantry, Inc..........................................       9,400            71,863
 *Par Technology Corp..................................      79,500           254,400
 *Paracelsus Healthcare Corp...........................       4,295                 9
 *Paradyne Networks Corp...............................       4,100             8,385
 *Paragon Technologies, Inc............................      39,625           293,225
 *Parallel Petroleum Corp..............................     156,300           802,601
 *Paravant, Inc........................................      97,200           162,810
 *Parexel International Corp...........................         600             8,268
 *Paris Corp...........................................         200               675
 Park Bancorp, Inc.....................................         800            14,200
 Park Electrochemical Corp.............................       7,800           169,026
 *Parkervision, Inc....................................         200             5,158
 *Park-Ohio Holdings Corp..............................     127,225           625,947
 Parkvale Financial Corp...............................      51,295         1,229,798
 *Parlex Corp..........................................      59,700           741,773
 *Parlux Fragrances, Inc...............................     107,900           257,881
 *Patient Infosy.......................................       4,900               637
 Patina Oil & Gas Corp.................................     126,389         3,816,948
 Patrick Industries, Inc...............................      44,200           386,750
 Patriot Bank Corp.....................................      60,800           530,480
 *Patriot Transportation Holding, Inc..................      31,700           566,638
 *Paula Financial, Inc.................................      51,000            95,370
 *Paul-Son Gaming Corp.................................      31,800            83,475
 *Payless Cashways, Inc................................       2,136             2,093
 *PC Connection, Inc...................................       2,800            43,624
 *PCD, Inc.............................................      53,300           262,503
 *PC-Tel, Inc..........................................      98,700           986,507
 *Peapod, Inc..........................................     172,500           207,863
 *PEC Solutions, Inc...................................       1,600            36,808
 *Pediatric Services of America, Inc...................      51,200           249,344
 *Pediatrix Medical Group, Inc.........................      93,200         2,545,292
 Peerless Manufacturing Co.............................       9,250           261,266
 *Peerless Systems Corp................................     101,700           165,263
 *Pegasystems, Inc.....................................     112,400           343,944
 *Pemco Aviation Group, Inc............................         250             2,438
 Penford Corp..........................................      56,400           716,562
 Penn Engineering & Manufacturing Corp. Class A........      67,200         1,196,160
 Penn Engineering & Manufacturing Corp. Non-Voting.....     180,000         3,510,000
 *Penn National Gaming, Inc............................     102,800         2,086,326
 *#Penn Traffic Company................................       1,922            11,196
 *#Penn Treaty American Corp...........................      68,200           286,440
 Penn Virginia Corp....................................      61,800         2,281,656
 Penn-America Group, Inc...............................      68,600           689,773
 Pennfed Financial Services, Inc.......................      61,000         1,373,415
 *Pentacon, Inc........................................     117,600           105,840
 *Penwest Pharmaceuticals Company......................     128,900         2,019,219

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Peoples Bancorp, Inc..................................         400    $        5,940
 Peoples Bancshares, Inc. Massachusetts................      24,200           347,270
 Pep Boys - Manny, Moe & Jack..........................       5,000            44,000
 *Perceptron, Inc......................................      78,050           114,734
 *Performance Technologies, Inc........................     140,875         1,976,476
 *Pericom Semiconductor Corp...........................       6,900           101,258
 *Perini Corp..........................................      55,200           477,480
 *Perry Ellis International, Inc.......................      64,100           535,235
 *Per-Se Technologies, Inc.............................      37,800           224,154
 *Personnel Group of America, Inc......................     176,700           310,992
 *Pervasive Software, Inc..............................     117,200           171,112
 *Petrocorp, Inc.......................................      37,100           389,179
 *Petroleum Development Corp...........................     160,600         1,289,618
 *PetSmart, Inc........................................      17,400            93,177
 PFF Bancorp, Inc......................................      21,000           456,645
 *#Pfsweb, Inc.........................................      23,268            27,340
 *Pharmaceutical Resources, Inc........................     253,135         6,318,250
 *Pharmacopeia, Inc....................................       6,700           133,967
 *Pharmacyclics........................................       3,500            98,245
 *Pharmanetics, Inc....................................      84,400           903,924
 *Pharmchem Laboratories, Inc..........................      50,000           178,000
 *Phar-Mor, Inc........................................     101,200            78,936
 *#Pharmos Corp........................................      88,000           261,800
 *Philadelphia Consolidated Holding Corp...............      84,100         2,661,345
 Phillips-Van Heusen Corp..............................     135,300         2,097,150
 *Phoenix Gold International, Inc......................      13,500            25,380
 *Phoenix Technologies, Ltd............................      14,430           189,827
 *Photo Control Corp...................................       1,000             3,015
 *Photoelectron Corp...................................      26,200           125,498
 *PhotoMedex, Inc......................................      58,000           289,130
 *Photon Dynamics, Inc.................................      15,000           472,725
 *PhotoWorks, Inc......................................     177,375           141,900
 *Physiometrix, Inc....................................      40,600           157,325
 *Piccadilly Cafeterias, Inc...........................      94,000           161,680
 *Pico Holdings, Inc...................................      83,771         1,106,196
 *Picturetel Corp......................................     280,500         1,503,480
 *Pierre Foods, Inc....................................      54,800            72,884
 *#Pillowtex Corp......................................      66,300             7,293
 *#Pilot Network Services, Inc.........................      71,700             2,545
 Pinnacle Bancshares, Inc..............................         700             5,516
 *Pinnacle Global Group, Inc...........................       4,950            29,948
 *Pinnacle Systems, Inc................................      14,300           101,530
 Pioneer Standard Electronics, Inc.....................       3,300            37,307
 Pitt-Des Moines, Inc..................................      57,400         1,980,300
 Pizza Inn, Inc........................................      39,700            85,355
 *PJ America, Inc......................................      47,500           371,925
 *Planar Systems, Inc..................................      93,400         2,087,023
 *PlanetCAD, Inc.......................................      81,250            49,563
 *PlanVista Corp.......................................     123,000         1,008,600
 *Plato Learning, Inc..................................      79,000         2,140,505
 *#Play By Play Toys and Novelties, Inc................      57,300             8,738
 *#Pliant Systems, Inc.................................      86,600             7,967
 *PLX Technology, Inc..................................      23,000           155,250
 *Plymouth Rubber, Inc. Class A........................         900             1,175
 *Plymouth Rubber, Inc. Class B........................           5                 5
 PMR Corp..............................................      61,200            93,330
 Pocahontas Bancorp, Inc...............................      52,000           384,280
 *Point West Capital Corp..............................      25,400             8,001
 Polaroid Corp.........................................      85,500           408,690
 *Polymedica Industries, Inc...........................      13,850           441,884
                                                            SHARES             VALUE+
                                                            ------             ------
 Polymer Group, Inc....................................      51,400    $      154,200
 *Polyvision Corp......................................      49,750            69,153
 *Pomeroy Computer Resource, Inc.......................     108,149         1,649,272
 Pope & Talbot, Inc....................................      95,200         1,351,840
 *Porta Systems Corp...................................      67,190            18,141
 *#Possis Medical, Inc.................................     170,500         1,550,698
 *Powell Industries, Inc...............................      53,300         1,605,396
 *Power Intergrations, Inc.............................       7,700            92,978
 *Powercerv Corp.......................................     113,700            17,624
 *PPT Vision, Inc......................................      47,000           101,755
 *PracticeWorks, Inc...................................      81,650           570,734
 *Prandium, Inc........................................     204,111             9,185
 *Premier Financial Bancorp............................       6,600            49,236
 *#Premier Laser Systems, Inc. Class A.................      47,300               355
 *Pre-Paid Legal Services, Inc.........................       3,000            46,770
 *Presstek, Inc........................................       1,200            15,450
 *#Preview Systems, Inc................................       4,800            14,664
 *Previo, Inc..........................................      17,250            66,844
 *PRI Automation, Inc..................................       7,000           117,320
 *Pricesmart, Inc......................................       5,400           231,525
 *Prima Energy Corp....................................      78,450         2,087,162
 *Prime Hospitality Corp...............................       3,500            40,250
 *Prime Medical Services, Inc..........................     165,700           881,524
 Primesource Corp......................................      48,543           197,327
 *Primix Solutions, Inc................................     102,000           119,340
 *Primus Knowledge Solutions, Inc......................      15,200            51,680
 *#Primus Telecommunications Group, Inc................      23,100            27,374
 *Princeton Video Image, Inc...........................      80,300           372,191
 *Printronix, Inc......................................      67,250           396,775
 *Printware, Inc.......................................       7,800            17,628
 *#Procom Technology, Inc..............................      64,600           680,884
 *Prodigy Communications Corp..........................       6,200            22,537
 *Professionals Group, Inc.............................      29,500           800,040
 *Profit Recovery Group International, Inc.............      13,300           132,801
 *Progenics Pharmaceuticals, Inc.......................      68,600         1,462,895
 *Programmers Paradise, Inc............................      48,500           163,688
 Progress Financial Corp...............................      55,346           435,850
 *Progress Software Corp...............................       5,800            93,873
 Promistar Financial Corp..............................       1,100            18,986
 *Prophet 21, Inc......................................      16,200           102,060
 *ProsoftTraining.com..................................     116,200           245,763
 *Protection One, Inc..................................     106,400           143,640
 *Provant, Inc.........................................      58,600           146,793
 *#Provell, Inc........................................      65,100           261,377
 Provena Foods, Inc....................................         200               350
 Providence & Worcester Railroad Co....................       6,500            65,000
 *#Provident Bancorp, Inc..............................      12,800           271,040
 Provident Bankshares Corp.............................         144             3,459
 *Provident Financial Holdings, Inc....................      32,400           730,620
 *Proxim, Inc..........................................       7,600           108,642
 *#Proxymed, Inc.......................................     131,500           130,843
 *PSC, Inc.............................................     117,700           131,824
 *PSS World Medical, Inc...............................       9,600            49,296
 Psychemedics Corp.....................................     196,159           843,484
 *PTEK Holdings, Inc...................................     264,746           672,455
 *PubliCARD, Inc.......................................       3,200             4,288
 Pulaski Financial Corp................................      15,200           197,220
 *Puma Technology, Inc.................................      12,400            44,888
 *Pure World, Inc......................................      69,630            81,467
 *PW Eagle, Inc........................................      21,900           184,946

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *PYR Energy Corp......................................       1,900    $       16,701
 *#Pyramid Breweries, Inc..............................      36,800            98,440
 *Qad, Inc.............................................     173,100           579,020
 *QC Optics, Inc.......................................       5,300             3,313
 *QEP Co., Inc.........................................      15,000            53,625
 *QRS Corp.............................................      31,300           356,977
 *Quad Systems Corp....................................      33,800               101
 *#QuadraMed Corp......................................     192,337           417,371
 Quaker Chemical Corp..................................      71,700         1,450,491
 *Quaker City Bancorp, Inc.............................      27,956           820,928
 *Quaker Fabric Corp...................................     151,850         1,682,498
 *Quality Dining, Inc..................................      98,900           210,163
 *Quality Systems, Inc.................................      49,600           704,568
 Quanex Corp...........................................         100             2,235
 *#Quentra Network Systems, Inc........................     166,898             3,839
 *Questcor Pharmaceuticals, Inc........................     129,800            72,688
 *Questron Technology, Inc.............................      18,900            70,875
 *Quicklogic Corp......................................     159,400           808,955
 *Quicksilver Resources, Inc...........................       2,500            44,625
 *Quidel Corp..........................................     261,800         1,111,341
 *Quigley Corp.........................................      55,500            75,758
 *Quipp, Inc...........................................      14,300           242,242
 Quixote Corp..........................................      68,200         1,718,299
 *#Quokka Sports, Inc..................................         480                53
 *R & B, Inc...........................................      69,300           237,353
 *Racing Champions Corp................................      91,100           298,353
 *Radiance Medical Systems, Inc........................     127,088           682,463
 *Radiant Systems, Inc.................................      16,550           230,955
 *Radiologix, Inc......................................     180,000           558,000
 *RadiSys Corp.........................................       4,800           118,848
 *Radyne ComStream, Inc................................      71,000           495,225
 *Rag Shops, Inc.......................................      34,650            92,689
 *Railamerica, Inc.....................................     196,366         2,578,286
 *RailWorks Corp.......................................      65,300           291,238
 *Rainbow Rentals, Inc.................................      48,300           303,807
 *Rainbow Technologies, Inc............................     145,400           862,222
 *Ralcorp Holdings, Inc................................         400             6,360
 *Ramsay Youth Services, Inc...........................      32,522            84,395
 *Ramtron International Corp...........................     185,100           554,375
 *Range Resources Corp.................................     380,700         2,284,200
 *Rare Hospitality International, Inc..................     123,336         2,869,412
 Raven Industries, Inc.................................      73,650         1,840,882
 *#Ravisent Technologies, Inc..........................      57,300           114,887
 *Rawlings Sporting Goods, Inc.........................      84,700           438,746
 *Raytech Corp.........................................      26,595            82,445
 *Raytel Medical Corp..................................      19,966            40,532
 *RCM Technologies, Inc................................      91,800           438,345
 *RDO Equipment Co. Class A............................      46,400           152,192
 *Reading Entertainment, Inc...........................      43,000            81,485
 *Read-Rite Corp.......................................     191,600           964,706
 *Recoton Corp.........................................     109,000         2,001,785
 *#Redhook Ale Brewery, Inc............................      63,100           130,302
 Redwood Empire Bancorp................................      27,000           843,615
 *Reeds Jewelers, Inc..................................      23,990            29,988
 *Refac................................................      42,597            96,056
 Regal Beloit Corp.....................................       2,400            48,480
 *Regent Communications, Inc...........................     560,900         4,164,683
 *Register.Com, Inc....................................      62,500           478,125
 *Rehabcare Group, Inc.................................      78,700         3,422,663
 *Rehabilicare, Inc....................................     100,400           335,336
 *Reliability, Inc.....................................     114,400           414,700
 *Reliv International, Inc.............................      68,260            81,912
                                                            SHARES             VALUE+
                                                            ------             ------
 *Relm Wireless Corp...................................      47,941    $       44,585
 *Remec, Inc...........................................      26,900           220,849
 *RemedyTemp, Inc......................................      66,800           822,642
 *Remington Oil & Gas Corp.............................     198,160         3,269,640
 *Renaissance Worldwide, Inc...........................     209,900            89,208
 *Rentrak Corp.........................................     107,200           371,984
 *Rent-Way, Inc........................................     106,900           758,990
 *Repligen Corp........................................     250,400           763,720
 *#Reptron Electronics, Inc............................      69,800           411,471
 Republic Bancorp, Inc. Class A........................      35,600           348,702
 *Republic Bankshares, Inc.............................     110,540         1,815,620
 *Republic First Bancorp, Inc..........................      45,468           256,894
 *Res-Care, Inc........................................      45,000           222,750
 *Research, Inc........................................      25,250            59,338
 *ResortQuest International, Inc.......................     167,700         2,052,648
 Resource America, Inc.................................     176,780         2,418,350
 Resource Bancshares Mortgage Group, Inc...............     106,800           766,824
 *Restoration Hardware, Inc............................     103,500           598,748
 *Revlon, Inc..........................................       2,600            15,886
 *Rex Stores Corp......................................      65,300         1,469,250
 *Rexhall Industries, Inc..............................      18,200            92,365
 *RF Monolithics, Inc..................................      86,600           410,917
 *Ribozyme Pharmaceuticals.............................     159,500         1,458,628
 Richardson Electronics, Ltd...........................     101,900         1,273,241
 *Richton International Corp...........................       2,000            71,000
 *Riddell Sports, Inc..................................      66,982            97,124
 Riggs National Corp...................................       2,300            36,697
 *Right Management Consultants, Inc....................      70,575         1,358,569
 *Right Start, Inc.....................................      46,400            82,592
 *Rightchoice Managed Care, Inc........................      28,100         1,095,900
 *Rimage Corp..........................................      95,125           865,638
 *Rita Medical Systems, Inc............................     116,000           517,940
 *Riverside Group, Inc.................................       1,300               959
 Riverview Bancorp, Inc................................      34,400           342,280
 *Riviera Holdings Corporation.........................      22,100           144,755
 *Riviera Tool Co......................................       7,000            11,760
 *RMH Teleservices, Inc................................      87,000           730,800
 *Roadhouse Grill, Inc.................................      66,000           110,220
 Roadway Express, Inc..................................       2,100            55,115
 Roanoke Electric Steel Corp...........................      96,400         1,496,128
 *Robocom Systems, Inc.................................       1,100               341
 *Robotic Vision Systems, Inc..........................     213,845           332,529
 *Rochester Medical Corp...............................      48,500           298,275
 *Rock of Ages Co......................................      32,900           193,288
 Rock-Tenn Co. Class A.................................         300             3,270
 *Rocky Mountain Chocolate Factory.....................      25,000           180,500
 *Rocky Shoes & Boots, Inc.............................      34,200           159,543
 *Rofin-Sinar Technologies, Inc........................     120,100         1,415,979
 *Rogers Corp..........................................      44,000         1,152,800
 *Rogue Wave Software, Inc.............................     108,900           465,003
 *Rohn Industries, Inc.................................     459,400         2,715,054
 *Rottlund, Inc........................................      19,250            95,288
 Rouge Industries, Inc. Class A........................     131,300           274,417
 Rowe Furniture Corp...................................     121,468           471,296
 *#RoweCom, Inc........................................       1,500             2,063
 *Royal Appliance Manufacturing Co.....................     204,000         1,009,800
 Royal Bancshares of Pennsylvania Class A..............      14,156           247,518
 *#Royal Energy, Inc...................................      23,690           386,976
 Royal Gold, Inc.......................................     163,200           493,680
 *Royal Precision, Inc.................................       8,700            18,314

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
                                                            SHARES             VALUE+
                                                            ------             ------
 RPC, Inc..............................................      76,300    $    1,098,720
 *RTI International Metals, Inc........................      92,400         1,332,408
 *RTW, Inc.............................................      86,900           130,785
 *Rubio's Restaurants, Inc.............................      39,000           163,410
 *Rural Cellular Corp. Class A.........................       2,900           116,160
 *Rural/Metro Corp.....................................     110,300           109,749
 *Rush Enterprises, Inc................................      54,500           275,498
 *RWD Technologies, Inc................................     102,000           479,400
 *Ryans Family Steak Houses, Inc.......................       3,700            45,788
 Ryerson Tull, Inc.....................................       7,100            93,010
 *S&K Famous Brands, Inc...............................      41,400           348,588
 *SafeNet, Inc.........................................      60,700           775,746
 *Safety Components International, Inc.................       1,180             5,959
 *Saga Communications, Inc. Class A....................      23,313           465,561
 *SAGA Systems, Inc. Escrow Shares.....................     110,000                 0
 *Sage, Inc............................................      59,688           672,982
 *Salient 3 Communications, Inc. Class A...............      44,000            95,700
 *Sames Corp...........................................      56,300            16,890
 *Samsonite Corp.......................................      53,000           145,750
 *San Filippo (John B.) & Son, Inc.....................      62,400           319,800
 *Sanchez Computer Associates, Inc.....................       1,500            19,380
 Sanderson Farms, Inc..................................     126,100         1,698,567
 *Sangstat Medical Corp................................       5,500            61,353
 *#Satcon Technology Corp..............................      74,700         1,096,970
 *Saucony, Inc. Class A................................      55,400           340,156
 *Saucony, Inc. Class B................................      58,200           354,729
 *SBE, Inc.............................................      34,600            93,420
 *SBS Technologies, Inc................................      83,600         1,528,208
 *ScanSoft, Inc........................................     270,807           338,509
 *ScanSource, Inc......................................      39,500         1,959,793
 *SCC Communications Corp..............................     122,100         1,788,155
 Schawk, Inc. Class A..................................     168,300         1,834,470
 *Scheid Vineyards, Inc................................      14,500            47,850
 *Scherer Healthcare, Inc..............................         200               675
 *#Schick Technologies, Inc............................      47,200            48,144
 *Schieb (Earl), Inc...................................      71,600           168,260
 *Schlotzskys, Inc.....................................      65,100           335,916
 *Schmitt Industries, Inc..............................      63,900            62,622
 Schnitzer Steel Industries, Inc. Class A..............      56,900           799,445
 *#Schuff Steel Company................................      53,200           327,180
 *Schuler Homes, Inc...................................     164,300         2,328,953
 Schulman (A.), Inc....................................         800            10,188
 Schultz Sav-O Stores, Inc.............................      59,700           843,561
 Schweitzer-Maudoit International, Inc.................      68,000         1,421,200
 *Sciclone Pharmaceuticals, Inc........................     141,500           744,998
 *Scientific Games Corp................................     360,500         1,539,335
 *Scientific Learning Corp.............................       1,900             5,149
 Scientific Technologies, Inc..........................      38,400           253,056
 *Scios-Nova, Inc......................................     200,300         4,587,872
 *SCM Microsystems, Inc................................       3,100            30,396
 Scope Industries, Inc.................................      16,650           685,148
 SCPIE Holdings, Inc...................................       3,900            74,100
 *Seachange International, Inc.........................      91,800         1,742,823
 Seacoast Banking Corp. Class A........................      22,100           734,052
 Seacoast Financial Services Corp......................      78,329         1,158,878
 *Secom General Corp...................................       1,000             2,313
 Second Bancorp, Inc...................................      23,200           494,508
 *Secure Computing Corp................................     133,400         2,093,046
 *Security Associates International, Inc...............       9,700            21,825
 *SED International Holdings, Inc......................      74,300            83,959
                                                            SHARES             VALUE+
                                                            ------             ------
 *Sedona Worldwide, Inc................................      11,563    $          983
 *SEEC, Inc............................................      57,900           162,410
 *Segue Software, Inc..................................     102,900           311,273
 *Seitel, Inc..........................................     128,800         2,254,000
 Selas Corp. of America................................      46,800           164,736
 *#Select Comfort Corp.................................      95,800            67,060
 *Selectica, Inc.......................................      10,400            49,712
 SEMCO Energy, Inc.....................................      65,020           926,535
 *Semitool, Inc........................................     168,100         1,948,279
 *SEMX Corp............................................      56,100           251,048
 *Seneca Foods Corp. Class A...........................         200             2,703
 *Seneca Foods Corp. Class B...........................       6,800            91,460
 *Sensory Science Corp.................................     122,500            42,875
 *Sequenom, Inc........................................       3,700            55,260
 *SeraCare, Inc........................................      52,800           343,200
 *Serologicals Corp....................................      55,625         1,269,641
 *ServiceWare Technologies, Inc........................      58,100            58,391
 *Servotronics, Inc....................................      24,804            86,814
 Sevenson Environmental Services, Inc..................      14,608           193,191
 *Shared Technologies Cellular, Inc....................      24,600             7,995
 *#Sharper Image Corp..................................      93,000         1,081,125
 *Sheffield Medical Technologies, Inc..................     253,600         1,037,224
 *#Sheldahl, Inc.......................................     110,000           192,500
 *Shells Seafood Restaurants, Inc......................      25,500            20,528
 *Shiloh Industries, Inc...............................     121,400           643,420
 *Shoe Carnival, Inc...................................     136,600         1,623,491
 *Shoe Pavilion, Inc...................................       5,700             6,783
 *Sholodge, Inc........................................      52,300           279,805
 *Shop At Home, Inc....................................     145,500           349,928
 *Shopko Stores, Inc...................................      15,000           112,500
 *Shuffle Master, Inc..................................     103,500         3,353,918
 Siebert Financial Corp................................      29,700           157,410
 *Sierra Health Services, Inc..........................     284,900         1,723,645
 Sifco Industries, Inc.................................      45,775           247,185
 *Sight Resource Corp..................................      27,500             9,900
 *Sigma Designs, Inc...................................     173,500           429,413
 *Sigmatron International, Inc.........................      18,200            24,297
 *Signal Technology Corp...............................      87,200           872,000
 *Signature Eyewear, Inc...............................      23,300            10,485
 *Silver Stream Software, Inc..........................      15,000            99,225
 *Silverleaf Resorts, Inc..............................     126,200            73,196
 Simmons First National Corp. Class A..................      32,650         1,121,364
 *Simon Transportation Services, Inc...................      38,100           187,643
 *Simon Worldwide, Inc.................................     185,300           490,119
 *SimpleTech, Inc......................................      70,000           213,150
 *Simula, Inc..........................................     117,500           364,250
 *Sipex Corp...........................................      30,000           327,300
 *Sitel Corp...........................................     165,600           375,912
 *Sizzler International, Inc...........................     246,324           332,537
 SJNB Financial Corp...................................      11,500           458,850
 *SkillSoft Corp.......................................       3,700           114,959
 Skyline Corp..........................................      34,800           845,640
 *SkyMall, Inc.........................................     100,600           279,668
 SL Industries, Inc....................................      92,685         1,075,146
 SLI, Inc..............................................       9,700            68,870
 *Smart & Final Food, Inc..............................      10,800           118,800
 *SmartDisk Corp.......................................      79,500           209,880
 *SMC Corp.............................................      44,100           160,965
 Smith (A.O.) Corp.....................................       3,200            53,920
 *#Smith Micro Software, Inc...........................     134,600           209,976

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
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Smithway Motor Express Corp. Class A.................      35,000    $       86,625
 *Socrates Technolgies Corp............................      42,700             1,922
 *Softnet Systems, Inc.................................      43,900            74,191
 *#Software Spectrum, Inc..............................      34,100           413,804
 *Sola International, Inc..............................     193,200         2,733,780
 *Somnus Medical Technologies, Inc.....................      26,500            81,223
 Sonesta International Hotels Corp. Class A............         400             3,808
 *Sonic Foundry, Inc...................................     293,100           571,545
 *Sonic Solutions......................................     108,950           138,911
 *SONICblue, Inc.......................................      20,000            72,700
 *Sonus Pharmaceuticals, Inc...........................     101,800           272,315
 *Sorrento Networks Corp...............................      13,200           152,526
 *SOS Staffing Services, Inc...........................     113,600           161,880
 *Sound Advice, Inc....................................      56,825           779,071
 *#Source Information Management, Inc..................      91,900           581,727
 *#Source Media, Inc...................................     154,600            15,074
 *Southern Energy Homes, Inc...........................     124,125           315,898
 *Southwall Technologies, Inc..........................      79,100           210,802
 Southwest Bancorp, Inc................................      24,100           572,978
 *#Southwest Securities Group, Inc.....................       1,000            20,850
 Southwest Water Co....................................      74,380           974,378
 *Southwestern Energy Co...............................     118,100         1,812,835
 *Spacehab, Inc........................................      99,000           234,630
 *Spacelabs Medical, Inc...............................      94,000         1,012,850
 Span-American Medical System, Inc.....................      37,500           172,688
 *Spanish Broadcasting System, Inc.....................     146,100           943,076
 Spartan Motors, Inc...................................     112,300           385,189
 *Spartan Stores, Inc..................................      55,700           741,646
 *Sparton Corp.........................................      73,300           476,450
 *Special Metals Corp..................................      29,900            94,933
 *Specialty Catalog Corp...............................       2,200             7,645
 *SpectraLink Corp.....................................     183,100         1,676,281
 *Spectranetics Corp...................................     233,202           645,970
 *Spectrian Corp.......................................     109,200         1,824,732
 *Spectrum Control, Inc................................     120,600         1,067,310
 *SpectRx, Inc.........................................      58,600           467,335
 *SpeedFam-IPEC, Inc...................................     138,000           628,590
 *SPEEDUS.COM, Inc.....................................       1,400             1,603
 *Speizman Industries, Inc.............................      26,400            34,848
 *Spherion Corporation.................................       4,000            29,000
 *Sphinx International, Inc............................      75,950            91,140
 *Spinnaker Industries, Inc............................      32,000           102,400
 *Spire Corp...........................................     106,342           729,506
 *Sport Chalet, Inc....................................      56,500           491,550
 *Sport Supply Group, Inc..............................      63,100            90,864
 *Sport-Haley, Inc.....................................      32,100           104,486
 *Sports Authority, Inc................................     295,900           878,823
 *Sports Club Co., Inc.................................     142,200           451,485
 *SportsLine USA, Inc..................................      43,500           120,713
 *Sportsman's Guide, Inc...............................      43,300            89,198
 *SPSS, Inc............................................      74,065         1,098,754
 *SRF/Surgical Express, Inc............................      34,000           958,800
 *SRS Labs, Inc........................................     126,900           596,430
 *SS&C Technologies, Inc...............................      57,500           283,475
 *#SSE Telecom, Inc....................................      57,400             4,592
 St. Francis Capital Corp..............................      90,800         1,973,538
 St. Mary Land & Exploration Co........................      32,300           717,222
 *Staar Surgical Co....................................     134,775           462,278
 Staff Leasing, Inc....................................     214,500           794,723
 *Stage II Apparel Corp................................      14,600             5,840
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Stage Stores, Inc...................................      34,600    $          502
 *#Standard Automotive Corp............................      28,300            35,658
 Standard Commercial Corp..............................     107,008         1,915,443
 *Standard Management Corp.............................      69,015           384,759
 *Standard Microsystems Corp...........................     120,600         1,456,245
 Standard Motor Products, Inc. Class A.................      62,700           846,450
 Standex International Corp............................       2,600            57,460
 *Stanley Furniture, Inc...............................      71,700         2,398,007
 *Star Buffet, Inc.....................................      16,400            51,004
 *Star Multi Care Service, Inc.........................       4,136             5,956
 *Star Struck, Ltd.....................................         500               375
 *STAR Telecommunications, Inc.........................      71,700             1,506
 *Starcraft Corp.......................................      16,500            26,813
 *Starmet Corp.........................................     123,100            12,310
 Starrett (L.S.) Co. Class A...........................      37,200           823,980
 *#Startec Global Communications Corp..................      90,300            21,221
 State Financial Services Corp. Class A................      80,432           998,563
 *Steak n Shake Co.....................................       1,100             9,130
 Steel Technologies, Inc...............................      86,700           574,388
 *SteelCloud Co........................................      78,800            37,036
 *Stein Mart, Inc......................................       2,500            26,363
 *Steinway Musical Instruments, Inc....................      80,700         1,625,298
 *#Stemcells, Inc......................................     161,200           473,122
 Stepan Co.............................................      35,200           841,280
 Stephan Co............................................      33,500           100,500
 *Stericycle, Inc......................................      37,500         1,599,000
 Sterling Bancorp......................................     160,612         4,750,903
 Sterling Bancshares...................................         600            10,449
 Sterling Financial Corp...............................       1,300            31,311
 *Sterling Financial Corp..............................      84,240         1,269,918
 *Stewart Information Services Corp....................      60,600         1,039,290
 Stifel Financial Corp.................................      63,871           833,517
 *STM Wireless, Inc. Class A...........................      76,500           140,760
 *Stockwalk.com Group, Inc.............................      45,517            71,462
 *Stone & Webster, Inc.................................      21,400            29,104
 *Stoneridge, Inc......................................     139,000         1,264,900
 *#Storage Computer Corp...............................     135,692         1,139,813
 *#Stratasys, Inc......................................      37,900           129,808
 *Strategic Diagnostics, Inc...........................     170,800           649,040
 *Strategic Distribution, Inc..........................      28,270           233,934
 *Stratesec, Inc.......................................       9,600            14,208
 *Strattec Security Corp...............................      40,900         1,395,713
 *Stratus Properties, Inc..............................      53,750           622,156
 Stride Rite Corp......................................       6,300            51,030
 *Strouds, Inc.........................................      72,800             2,002
 *Student Advantage, Inc...............................      40,700           101,954
 *STV Group, Inc.......................................      33,500           366,993
 *#Styleclick, Inc. Class A............................      79,200           116,820
 *Suburban Lodges of America, Inc......................     127,500           965,813
 *Success Bancshares, Inc..............................      15,100           277,161
 *Successories, Inc....................................      52,700            89,590
 Suffolk Bancorp.......................................      34,200         1,681,614
 *Summa Industries, Inc................................      31,800           303,690
 Summit Bancshares, Inc................................      32,900           640,234
 Summit Bank Corp......................................       1,800            27,720
 *Sun Bancorp, Inc.....................................     138,201         1,399,285
 Sun Hydraulics, Inc...................................      12,600            99,540
 *Sunair Electronics, Inc..............................      33,700            69,085
 *Sundance Homes, Inc..................................      50,000             2,125
 *Sunquest Information Systems, Inc....................     129,300         2,012,555

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Sunrise Technologies International, Inc.............      19,400    $       45,299
 *SunSource, Inc.......................................      24,650           128,180
 *#Superconductor Technologies, Inc....................      82,950           523,829
 *Supergen, Inc........................................       3,200            41,872
 *Superior Consultant Holdings Corp....................      92,000           451,720
 *Superior Energy Services, Inc........................      11,900           154,224
 Superior Surgical Manufacturing Co., Inc..............      86,800           807,240
 *Superior Telecom, Inc................................     155,700           482,670
 *Supertex, Inc........................................      95,300         1,194,586
 *Suprema Specialties, Inc.............................      41,400           465,336
 *Supreme Industries, Inc..............................      83,985           335,940
 *Surgical Laser Technologies, Inc.....................      10,900            13,898
 *SurModics, Inc.......................................      12,200           659,654
 *SVI Solutions, Inc...................................      76,000            98,800
 *Swift Energy Corp....................................      65,500         2,194,905
 *Swisher International, Inc...........................       8,500             5,738
 *Swiss Army Brands, Inc...............................      67,400           454,950
 *Switchboard, Inc.....................................         700             2,520
 *Sykes Enterprises, Inc...............................       9,800            75,509
 *Sylvan, Inc..........................................      63,500           803,910
 *Symmetricom, Inc.....................................     183,100         2,747,416
 *Symphonix Devices, Inc...............................     120,600           151,956
 *Syms Corp............................................     143,500           968,625
 Synalloy Corp.........................................      87,258           643,528
 *Synaptic Pharmaceutical Corp.........................     127,400           745,290
 *Synbiotics Corp......................................      79,900            31,960
 *Syntellect, Inc......................................     129,700           346,299
 *Synthetech, Inc......................................     132,000           345,840
 *Syntroleum Corp......................................       3,100            37,231
 *Sypris Solutions, Inc................................      40,775           238,330
 *System Software Associates, Inc......................       1,925                 7
 *Systemax, Inc........................................     119,600           340,860
 *Systems & Computer Technology Corp...................       3,200            25,584
 *T/R Systems, Inc.....................................      19,400            77,115
 Tab Products Co.......................................      48,350           175,511
 *Tag-It Pacific, Inc..................................      45,300           172,593
 *Taitron Components, Inc..............................      15,500            39,990
 *Take Two Interactive Software........................      91,100         1,890,781
 TALX Corp.............................................      69,375         2,619,600
 *Tandy Brand Accessories, Inc.........................      56,877           338,418
 *Tandy Crafts, Inc....................................     135,200             3,718
 *#Tanning Technology Corp.............................       6,500            30,388
 *Tarantella, Inc......................................     265,100           446,694
 *Targeted Genetics Corp...............................     243,700         1,244,089
 *Tarrant Apparel Group................................      49,100           301,965
 Tasty Baking Co.......................................      83,300         1,376,949
 TB Woods Corp.........................................      11,300            90,683
 *TBA Entertainment Corp...............................      80,300           313,973
 *TBC Corp.............................................     189,400         1,570,126
 *TCSI Corp............................................     197,900           222,638
 *#Team Communications Group, Inc......................      55,200            58,236
 *TEAM Mucho, Inc......................................      10,400            34,840
 *Team, Inc............................................      55,200           168,360
 Tech/Ops Sevcon, Inc..................................      60,800           550,240
 *Techdyne, Inc........................................      23,400            32,760
 Teche Holding Co......................................       2,700            48,465
 *Technical Communications Corp........................       7,300            13,797
 *Technisource, Inc....................................      77,500           115,088
 Technology Research Corp..............................      44,600            74,259
                                                            SHARES             VALUE+
                                                            ------             ------
 *Technology Solutions Corp............................      76,500    $      152,235
 *Tegal Corp...........................................     129,800           360,844
 *Telemate.Net Software, Inc...........................      19,500            30,225
 *Telescan, Inc........................................     110,300            54,599
 *#Teligent, Inc.......................................      17,600             9,768
 *Telscape International, Inc..........................     182,100            40,062
 *Telular Corp.........................................     106,075         1,163,643
 *Temtex Industries, Inc...............................      34,100            18,926
 *TenFold Corp.........................................       1,700               706
 *Tengasco, Inc........................................       1,300            19,370
 Tenneco Automotive, Inc...............................     192,500           610,225
 *Terayon Communication Systems, Inc...................      18,900           110,376
 *Terra Industries, Inc................................     161,400           718,230
 *Terremark Worldwide, Inc.............................      35,000            62,300
 *Tesoro Petroleum Corp................................       8,700           135,285
 *Tessco Technologies, Inc.............................      56,900           733,157
 *Tetra Technologies, Inc..............................     130,900         3,665,200
 *Texas Biotechnology Corp.............................     215,300         1,733,165
 TF Financial Corp.....................................      13,900           269,799
 *TFC Enterprises, Inc.................................      92,000           163,300
 *Thackeray Corp.......................................      69,700           163,795
 *The Beard Company....................................      19,899            16,914
 *#Theglobe.com, Inc...................................      30,900             7,571
 *Theragenics Corp.....................................     145,200         1,428,768
 *Therma-Wave, Inc.....................................       6,700            96,849
 *Thermo Fibergen, Inc.................................      22,000           259,600
 *Thermo Fibertek, Inc.................................     173,000           674,700
 *Thermwood Corp.......................................         920             3,565
 *TheStreet.com, Inc...................................     233,200           412,764
 Thistle Group Holdings Co.............................      31,000           290,005
 *Thomas Group, Inc....................................      50,800           270,510
 *Thomaston Mills, Inc.................................      13,100               183
 *Thoratec Laboratories Corp...........................      79,100           880,383
 Three Rivers Bancorp, Inc.............................      36,887           411,290
 *Three-Five Systems, Inc..............................           0                 0
 *#Tidel Technologies, Inc.............................      92,700           145,539
 *Tier Technologies, Inc. Class B......................     100,000           980,500
 *TII Industries, Inc..................................      61,460            69,450
 Timberland Bancorp, Inc...............................      36,500           567,575
 Timberline Software Corp..............................     183,921           997,771
 *Tipperary Corp.......................................      76,000           228,000
 Titan International, Inc..............................      56,350           294,147
 *Titanium Metals Corp.................................     138,100         1,824,301
 *#TiVo, Inc...........................................      12,200           100,406
 *TMBR/Sharp Drilling, Inc.............................      38,200           661,815
 *T-Netix, Inc.........................................     105,800           251,275
 *Todd Shipyards Corp..................................      88,400           689,520
 *Toddhunter International, Inc........................      48,800           391,376
 *Tofutti Brands, Inc..................................       4,000             8,800
 *Tollgrade Communications, Inc........................       3,700           118,086
 Tompkins County Trustco, Inc..........................         430            16,340
 *Topps, Inc...........................................       7,800            77,727
 Toreador Resources Corp...............................      41,700           248,115
 *Total Entertainment Restaurant Corp..................      19,300            59,830
 *Tower Air, Inc.......................................     132,700            10,948
 *Tower Automotive, Inc................................      77,000           763,070
 *Towne Services, Inc..................................       9,140            11,516
 *Toymax International, Inc............................      47,300            95,073
 *Track Data Corp......................................     120,400           189,630
 *Track 'n Trail, Inc..................................      15,900             1,670
 *Tractor Supply Co....................................      79,900         1,236,053

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Tradestation Group, Inc..............................     211,400    $      781,123
 *Traffix, Inc.........................................     156,700           517,894
 *Trailer Bridge, Inc..................................      42,500            82,875
 *Trans World Airlines, Inc............................      37,300             1,865
 *Trans World Entertainment Corp.......................       6,500            54,015
 *Transact Technologies, Inc...........................      58,700           513,625
 *Transaction Systems Architects, Inc..................       6,200            71,331
 *#Transcrypt International, Inc.......................       9,000             2,025
 *Transmation, Inc.....................................      42,500           104,550
 *Transmedia Network, Inc..............................     130,650           470,340
 *Transmontaigne Oil Co................................     129,460           745,690
 *Transport Corp. of America...........................      15,900           100,170
 *Transport Industries, Inc............................       9,700            35,017
 Transport Lux Corp....................................       7,545            46,402
 *Transportation Components, Inc.......................     147,900             9,244
 Transpro, Inc.........................................      38,900           112,810
 Transtechnology Corp..................................      94,400           841,104
 *#TransTexas Gas Corp. Class A........................         395             6,073
 *Transworld Healthcare, Inc...........................     146,800           367,000
 *Travelocity.com, Inc.................................     127,500         4,109,963
 *#Travis Boats & Motors, Inc..........................      18,900            51,503
 *TRC Companies, Inc...................................      53,500         2,741,875
 Tremont Corp..........................................      29,100         1,161,090
 Trenwick Group, Ltd...................................      28,062           637,849
 *Trex Co., Inc........................................       4,000           116,080
 *Triad Guaranty, Inc..................................       3,700           130,610
 *Triangle Pharmaceuticals, Inc........................       4,600            20,930
 Trico Bancshares......................................      39,550           664,440
 *Trico Marine Services, Inc...........................     158,200         2,049,481
 *Trident Microsystems, Inc............................     148,200           709,137
 *Trident Rowan Group, Inc.............................       9,300             9,207
 *Trimble Navigation, Ltd..............................       6,800           132,634
 *Trimedyne, Inc.......................................      65,600            94,136
 *TriPath Imaging, Inc.................................     254,653         2,229,487
 *Triple S Plastics, Inc...............................      15,400           103,642
 *Tripos, Inc..........................................      51,800           626,780
 *#Tristar Corp........................................       3,300            14,933
 *Triumph Group........................................      12,600           574,308
 *TriZetto Group, Inc..................................       2,500            25,125
 *TRM Copy Centers Corp................................      59,300            91,915
 *Tropical Sportswear International Corp...............      68,500         1,366,233
 *Troy Group, Inc......................................      13,600            55,284
 *Trump Hotels & Casino Resorts, Inc...................      83,600           167,200
 Trust Co. of New Jersey...............................         400             8,078
 *TSR, Inc.............................................     101,400           540,969
 *Tuesday Morning Corp.................................       3,400            45,356
 *Tufco Technologies, Inc..............................       1,300            11,700
 *Tumbleweed Communications Corp.......................      40,300           158,581
 *TurboChef Technologies, Inc..........................     143,900           119,437
 *Turnstone Systems, Inc...............................       4,200            29,295
 *#Tut Systems, Inc....................................      29,500            67,998
 *Tvia, Inc............................................      60,100           128,915
 *Tweeter Home Entertainment Group, Inc................       3,400            91,732
 Twin Disc, Inc........................................      41,200           694,220
 *Twinlab Corp.........................................     129,700           228,272
 *Tyler Technologies, Inc..............................     395,450         1,043,988
 U.S. Aggregates, Inc..................................      80,900            81,709
 *U.S. Concrete, Inc...................................       4,500            39,668
 *#U.S. Diagnostic, Inc................................      26,100             2,936
 *U.S. Home & Garden, Inc..............................     133,700           116,988
                                                            SHARES             VALUE+
                                                            ------             ------
 U.S. Industries, Inc..................................      89,900    $      509,733
 *U.S. Physical Therapy, Inc...........................      13,600           333,404
 *U.S. Plastic Lumber Corp.............................     218,100           270,444
 *U.S. Vision, Inc.....................................      38,514           134,606
 *Ubics, Inc...........................................      60,200            83,076
 UCBH Holdings, Inc....................................      68,600         1,842,939
 *UFP Technologies, Inc................................      11,800            19,647
 *Ugly Duckling Corp...................................     114,300           494,919
 *Ultimate Electronics, Inc............................      75,200         1,860,824
 *Ultimate Software Group, Inc.........................      79,100           380,867
 *Ultradata Systems, Inc...............................      13,600            10,812
 *Ultrak, Inc..........................................     109,300           297,296
 *Ultralife Batteries, Inc.............................     101,400           597,246
 *Ultratech Stepper, Inc...............................       5,800           108,199
 Umpqua Holdings Corp..................................      29,332           347,878
 *Unapix Entertainment, Inc............................      32,500               228
 Unico American Corp...................................     114,600           673,848
 *Unidigital, Inc......................................       6,100                76
 *Unifab International, Inc............................      39,000           179,400
 Unifirst Corp.........................................      90,200         1,655,170
 *Unify Corp...........................................      92,500            21,275
 *Uni-Marts, Inc.......................................      64,600           119,510
 *Union Acceptance Corp. Class A.......................      41,400           222,318
 Union Community Bancorp...............................       3,000            39,420
 *Uniroyal Technology Corp.............................     199,800         1,879,119
 *Unit Corp............................................     192,700         4,166,174
 *United Auto Group, Inc...............................      89,400         1,252,494
 *United Capital Corp..................................      45,054         1,070,033
 United Community Financial Corp.......................       2,400            16,728
 United Financial Corp.................................       1,600            28,808
 United Fire Casualty Co...............................      11,300           376,460
 United Guardian, Inc..................................      36,820           202,510
 United Industrial Corp................................     128,900         2,242,860
 United National Bancorp...............................       1,500            30,180
 *United Natural Foods, Inc............................      43,000           755,295
 United Parcel Service, Inc............................       1,000            59,450
 *United Retail Group, Inc.............................     118,600         1,097,050
 *#United Road Services, Inc...........................         710               213
 *United States Energy Corp............................      71,870           431,220
 United States Lime & Minerals, Inc....................      14,300            70,428
 *United Therapeutics Corp.............................       1,900            24,710
 Unitil Corp...........................................      39,500         1,036,875
 *Unity Bancorp, Inc...................................      14,500            63,800
 *Universal Access, Inc................................     352,400         1,626,326
 *Universal American Financial Corp....................      54,400           330,480
 *Universal Display Corp...............................       2,000            33,990
 *Universal Electronics, Inc...........................     103,700         2,133,628
 Universal Forest Products, Inc........................      14,700           291,354
 *Universal Stainless & Alloy Products, Inc............      55,300           550,235
 *Uno Restaurant Corp..................................     249,640         2,346,616
 *UQM Technologies, Inc................................     175,900         1,240,095
 *Urban Outfitters, Inc................................     167,400         2,647,431
 *Urocor, Inc..........................................      81,300         1,297,548
 *Urologix, Inc........................................     119,700         2,662,727
 *#Uromed Corp. New....................................      45,660            87,211
 *URS Corp.............................................      31,900           863,533
 *Ursus Telecom Corp...................................      69,800             3,490
 *US LEC Corp..........................................      10,900            40,385
 *US Liquids, Inc......................................     126,600           577,296
 *US Xpress Enterprises, Inc. Class A..................     102,700           790,790
 *USA Truck, Inc.......................................      53,200           358,568

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *USABancShares.com, Inc...............................      16,700    $       16,450
 *USANA, Inc...........................................      44,100            81,585
 USB Holding Co., Inc..................................       1,400            19,040
 *USData Corp..........................................     124,200            66,447
 USG Corp..............................................      11,100            92,796
 *Utah Medical, Inc....................................      56,800           579,360
 *V.I. Technologies, Inc...............................      63,600           627,096
 *#VA Linux Systems, Inc...............................      14,900            56,099
 *Valence Technology, Inc..............................     146,400         1,109,712
 *Valentis, Inc........................................     152,634           892,909
 *Valley Media, Inc....................................       1,200               828
 *Valley National Gases, Inc...........................      10,200            46,665
 Valmont Industries, Inc...............................         600             9,567
 *Value City Department Stores, Inc....................      29,100           298,275
 *Vans, Inc............................................     104,000         2,556,320
 *#Vari L Co., Inc.....................................      52,700           105,400
 *Variflex, Inc........................................      48,100           331,890
 *#Vaxgen, Inc.........................................       3,900            84,045
 *VDI Media............................................      86,800           310,744
 *Ventana Medical Systems, Inc.........................       2,900            73,747
 *Venture Catalyst, Inc................................      31,700            11,095
 *Venturian Corp.......................................      20,500            99,528
 *#Verado Holdings, Inc................................     175,000            77,000
 *Veramark Technologies, Inc...........................      68,500            94,873
 *Verdant Brands, Inc..................................      26,263               236
 *Verilink Corp........................................     152,500           659,563
 *Verity, Inc..........................................       9,700           149,817
 *Vermont Pure Holdings, Ltd...........................      20,600            55,620
 *Versant Object Technology Corp.......................      29,800            52,895
 *Versar, Inc..........................................      54,200           116,530
 *#Verso Technologies, Inc.............................      44,825            41,687
 *Vertel Corp..........................................     232,800           338,724
 *#Vertex Interactive, Inc.............................     150,500           286,703
 *Verticalbuyer Inc....................................      15,785             1,105
 *VerticalNet, Inc.....................................      14,400            31,320
 Vesta Insurance Group, Inc............................     195,100         1,929,539
 *Vestcom International, Inc...........................      81,600           188,496
 *VIA NET.WORKS, Inc...................................      22,300            37,353
 *#viaLink Co..........................................      55,800           149,265
 *Viant Corp...........................................       5,000             8,425
 *Viasat, Inc..........................................      15,400           268,191
 *Viasystems Group, Inc................................       9,600            30,336
 *#Viatel, Inc.........................................      20,000             5,200
 *VIB Corp.............................................       3,713            31,747
 *Vical, Inc...........................................      45,900           640,535
 *Vicon Industries, Inc................................      44,450           107,125
 *Vidamed, Inc.........................................         500             3,603
 *Video Display Corp...................................      49,740           273,570
 *Viewpoint Corp.......................................     107,300           560,643
 *Viisage Technology, Inc..............................      90,400           188,484
 *Vion Pharmaceuticals, Inc............................      31,600           222,780
 *Virage, Inc..........................................      85,900           359,921
 *Virbac Corp..........................................      29,500           124,638
 Virco Manufacturing Corp..............................     128,209         1,275,680
 *ViroPharma, Inc......................................       9,300           270,119
 *Virtualfund.Com, Inc.................................     149,420            25,401
 *#Vision Sciences, Inc................................      23,250            31,620
 *#Visionics Corp......................................     174,400           924,320
 *#VISTA Information Solutions, Inc....................     145,500           132,405
 *Vista Medical Technologies, Inc......................      95,000            73,625
 *#Visual Data Corp....................................      94,100           152,442
 *Visual Networks, Inc.................................      64,100           429,150
                                                            SHARES             VALUE+
                                                            ------             ------
 Vital Signs, Inc......................................      91,700    $    3,168,235
 *Vitalcom, Inc........................................      62,600            74,494
 *Vitech America, Inc..................................     175,080           118,179
 *Vivus, Inc...........................................     273,500         1,218,443
 *Vixel Corp...........................................       5,300            19,955
 *Vlasic Foods International, Inc......................      25,000             1,000
 *Vodavi Technology, Inc...............................      26,400            20,592
 *Volt Information Sciences, Inc.......................         700            12,705
 *#V-ONE Corp..........................................     133,000           188,195
 *#Voxware, Inc........................................      62,900            22,644
 *VTEL Corp............................................     266,700           360,045
 Vulcan International Corp.............................       8,251           318,695
 *Vysis, Inc...........................................     103,400         1,999,239
 Wabash National Corp..................................      12,900           148,995
 *Wackenhut Corp. Class A..............................      33,400           536,070
 *Wackenhut Corp. Class B Non-Voting...................      73,750           941,050
 *Wackenhut Corrections Corp...........................      96,100         1,364,620
 Wainwright Bank & Trust Co............................         200             1,646
 *Walker Interactive Systems, Inc......................     156,400           111,044
 *Wall Street Deli, Inc................................      14,800            11,988
 *#Warnaco Group, Inc..................................      31,500            18,270
 Warren Bancorp, Inc...................................     161,800         1,468,335
 Warwick Community Bancorp, Inc........................      20,600           334,544
 Washington Banking Co.................................      11,100            99,345
 Washington Savings Bank FSB...........................      28,912           113,480
 Washington Trust Bancorp, Inc.........................      14,000           303,590
 *Waste Holdings, Inc..................................      67,000           536,000
 *WatchGuard Technologoes, Inc.........................       7,500            46,688
 *Waterlink, Inc.......................................     170,900            39,307
 Waters Instruments, Inc...............................         500             2,813
 *Waxman Industries, Inc...............................         975             1,853
 Waypoint Financial Corp...............................     122,880         1,473,946
 WD-40 Co..............................................       4,300            82,797
 *#Webb Interactive Services, Inc......................      70,100           235,186
 *Webco Industries, Inc................................      37,500           159,375
 *Webhire, Inc.........................................     229,800           144,774
 *Websense, Inc........................................       1,700            29,283
 Weider Nutrition International, Inc...................      70,700           173,215
 *Weirton Steel Corp...................................     251,350           261,404
 Wellco Enterprises, Inc...............................      10,600            96,990
 Wellman, Inc..........................................      67,100         1,142,042
 *Wells-Gardner Electronics Corp.......................      43,601           126,443
 Wesbanco, Inc.........................................       5,200           120,744
 West Coast Bancorp....................................     107,887         1,396,058
 *West Marine, Inc.....................................     157,800           989,406
 West Pharmaceutical Services, Inc.....................       2,700            72,657
 Westaff, Inc..........................................     142,750           396,131
 Westbank Corp.........................................       9,400            77,550
 *Westcoast Hospitality Corp...........................     118,900           760,960
 *Westell Technologies, Inc............................     125,600           263,132
 *Westerbeke Corp......................................      20,000            48,000
 Western Ohio Financial Corp...........................       9,300           168,563
 *Western Power & Equipment Corp.......................      18,948            22,169
 *Western Water Co.....................................       5,000             3,625
 *Weston (Roy F.), Inc. Class A........................      56,300           280,093
 Westpoint Stevens, Inc................................       4,500            17,955
 *Wet Seal, Inc. Class A...............................      43,800         1,534,971
 Weyco Group, Inc......................................       1,200            28,230
 *White Electronics Designs Corp.......................     156,556           518,983
 *Whitehall Jewellers, Inc.............................     162,400         1,390,144
 *Whitman Education Group, Inc.........................     112,700           287,385
 *#WHX Corp............................................     115,000           171,350

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Wickes Lumber Co.....................................      71,400    $      312,375
 *Wild Oats Markets, Inc...............................      78,100           646,278
 *William Lyon Homes...................................      77,200           856,920
 *Williams Clayton Energy, Inc.........................      67,800         1,318,371
 *Williams Controls, Inc...............................     107,200           170,448
 *Williams Industries, Inc.............................       5,800            23,693
 *Willis Lease Finance Corp............................      65,700           801,869
 *Wilshire Financial Sevices Group, Inc................       1,002             2,255
 *Wilshire Oil Co. of Texas............................     140,575           553,866
 *Wilsons The Leather Experts, Inc.....................      45,600           863,664
 *Wink Communications, Inc.............................      24,400           113,582
 Winnebago Industries, Inc.............................       2,000            38,080
 *#Wire One Technologies, Inc..........................      57,700           311,869
 *Wireless Telecom Group, Inc..........................     195,300           554,652
 *Wireless WebConnect!, Inc............................      80,807            40,404
 *Wireless Xcessories Group............................      12,600             5,922
 *Wiser Oil Co.........................................      84,000           739,200
 *Witness Systems, Inc.................................      94,600         1,078,913
 *WJ Communications, Inc...............................      85,200           607,050
 Wolohan Lumber Co.....................................      24,600           251,166
 *Wolverine Tube, Inc..................................      95,400         1,574,100
 *#Women First HealthCare, Inc.........................      12,600            81,585
 *#Women.com Networks, Inc.............................       6,400             2,720
 Woodhead Industries, Inc..............................     174,650         2,962,937
 *Workflow Management, Inc.............................     131,600           924,490
 *Workgroup Technology Corp............................       6,700             8,007
 *World Acceptance Corp................................     183,100         1,771,493
 World Fuel Services Corp..............................      92,300         1,144,520
 *#WorldGate Communications, Inc.......................      91,700           282,895
 *Worldpages.com, Inc..................................     146,000           397,120
 *#Worldwide Xceed Group, Inc..........................       7,130               267
 WSFS Financial Corp...................................      12,200           189,893
 *Wyndham International, Inc...........................       9,200            23,736
 *XCare.net, Inc.......................................       3,300            26,532
 *#Xeta Corp...........................................      85,400           454,755
 *Xetel Corp...........................................      98,100           283,509
 *Xicor, Inc...........................................     209,650         1,462,309
 X-Rite, Inc...........................................     174,100         1,586,051
 *#Xybernaut Corp......................................      20,500            72,878
 Yardville National Bancorp............................      56,267           780,705
 *Yellow Corp..........................................       6,800           129,404
 Yonkers Financial Corp................................       7,400           150,035
 *York Group, Inc......................................      76,300           761,474
 *York Research Corp...................................       1,600             5,648
 *#Youbet.com, Inc.....................................       2,700             2,093
 *Youthstream Media Networks, Inc......................     120,800           183,012
 *Zamba Corporation....................................     333,400           425,085
 *Zany Brainy, Inc.....................................      94,342            31,133
 *#Zap.com Corp........................................         650               247
 *Zapata Corp..........................................      13,360           285,904
 *Zevex International, Inc.............................      26,500           105,735
                                                            SHARES             VALUE+
                                                            ------             ------
 Ziegler Co., Inc......................................       4,200    $       64,260
 *Zila, Inc............................................      89,302           224,148
 *ZipLink, Inc.........................................       1,800                32
 *#ZixIt Corp..........................................       7,500            73,088
 *Zoll Medical Corp....................................      18,000           433,350
 *Zoltek Companies, Inc................................     130,900           760,529
 *Zomax, Inc...........................................       6,800            46,750
 *#Zonagen, Inc........................................      73,500           211,313
 *Zones, Inc...........................................     148,400           296,800
 *Zoran Corp...........................................      11,300           213,740
 *Zymetx, Inc..........................................      35,300            29,123
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,545,026,431)................................                 1,657,265,823
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *EXCO Resources, Inc. Rights 06/21/01.................       1,000               575
 *Fidelity Federal Bancorp Rights 06/29/01.............       4,639                 0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      15,680                 0
 *Safety Components International, Inc. Warrants
   04/10/03............................................       5,056                 0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         823                 0
 *Union Acceptance Corp. Rights 06/12/01...............      41,400                 0
 *Xytronyx, Inc. Warrants 08/11/01.....................         492                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           575
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
  06/01/01 (Collateralized by U.S.Treasury Notes 6.50%,
  05/31/02, valued at $18,089,200) to be repurchased at
  $17,822,916
  (Cost $17,821,000)                                       $ 17,821        17,821,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,562,847,431)++..............................                $1,675,087,398
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,565,593,361.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
JAPAN -- (23.6%)
COMMON STOCKS -- (23.6%)
 AIOI Insurance Co., Ltd...............................      928,735   $    3,009,283
 Aichi Bank, Ltd.......................................       10,500          629,187
 #Aisin Seiki Co., Ltd.................................      137,000        2,054,654
 Amada Co., Ltd........................................      376,000        2,186,635
 Amano Corp............................................      115,000          857,516
 Aomori Bank, Ltd......................................      170,000          681,030
 Aoyama Trading Co., Ltd...............................       41,100          649,949
 Asahi Bank, Ltd.......................................      285,000          729,170
 *Ashikaga Bank, Ltd...................................      808,000        1,210,436
 Autobacs Seven Co., Ltd...............................       10,300          277,394
 Awa Bank, Ltd.........................................      196,600          886,868
 #Bank of Fukuoka, Ltd.................................       63,000          267,758
 #Bank of Kyoto, Ltd...................................      347,400        1,555,435
 #Bank of Nagoya, Ltd..................................      185,000          952,870
 Bank of Osaka, Ltd....................................      104,000          143,545
 Bank of Yokohama, Ltd.................................      978,000        3,736,846
 #Best Denki Co., Ltd..................................      153,000          697,913
 Canon Sales Co., Inc..................................      124,900        1,310,809
 Casio Computer Co., Ltd...............................       60,000          393,368
 Chiba Bank, Ltd.......................................      941,000        3,959,771
 Chudenko Corp.........................................       84,460        1,307,915
 Chugoku Bank, Ltd.....................................      238,800        1,629,918
 Chuo Trust and Banking Co., Ltd.......................       81,000          147,248
 Citizen Watch Co., Ltd................................      318,000        2,063,441
 Coca-Cola West Japan Co., Ltd.........................        7,000          164,955
 Cosmo Oil Co., Ltd....................................      764,000        2,154,015
 Dai Nippon Printing Co., Ltd..........................       58,000          790,776
 Daicel Chemical Industries, Ltd.......................      485,000        1,689,867
 Daido Steel Co., Ltd..................................      126,000          334,035
 *#Daiei, Inc..........................................       71,000          135,642
 Daimaru, Inc..........................................       79,000          299,192
 Daishi Bank, Ltd......................................      355,000        1,150,269
 Daito Trust Construction Co., Ltd.....................      180,784        3,560,298
 Daiwa Bank, Ltd.......................................      500,000          580,710
 #Daiwa House Industry Co., Ltd........................      663,000        5,384,573
 #Dowa Fire & Marine Insurance Co., Ltd................      383,000        1,827,647
 Ehime Bank, Ltd.......................................      143,000          521,116
 Ezaki Glico Co., Ltd..................................      174,600        1,013,920
 Fuji Photo Film Co., Ltd..............................      355,000       14,968,440
 Fukui Bank, Ltd.......................................      343,000          877,563
 Fukuoka City Bank, Ltd................................      264,532          790,346
 Fukuyama Transporting Co., Ltd........................      266,000        1,085,760
 Futaba Corp...........................................       16,000          453,796
 #Futaba Industrial Co., Ltd...........................       85,000        1,108,820
 General Sekiyu KK.....................................       41,110          306,889
 Gunma Bank, Ltd.......................................      146,000          670,897
 Gunze, Ltd............................................       24,000           99,983
 Hachijuni Bank, Ltd...................................       57,000          293,587
 Hankyu Department Stores, Inc.........................       54,000          273,136
 Hanshin Electric Railway Co., Ltd.....................      141,000          348,881
 Heiwa Corp............................................       12,000          205,521
 Higo Bank, Ltd........................................      308,000        1,052,415
 *Hino Motors, Ltd.....................................      158,000          767,261
 #Hiroshima Bank, Ltd..................................      593,000        2,011,269
 Hitachi Maxell, Ltd...................................       96,000        1,367,851
 Hitachi Metals, Ltd...................................      360,000        1,520,956
                                                            SHARES             VALUE+
                                                            ------             ------

 Hitachi, Ltd..........................................    3,717,000   $   38,289,918
 Hokkoku Bank, Ltd.....................................      102,000          381,148
 #Hokuetsu Paper Mills, Ltd............................      162,000        1,056,640
 Hokuriku Bank, Ltd....................................      891,000        1,642,224
 House Foods Corp......................................      117,000        1,364,770
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000          922,824
 Hyakujishi Bank, Ltd..................................      314,000        1,693,940
 Inax Corp.............................................      309,000        2,236,492
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          428,716
 Itoham Foods, Inc.....................................      288,000          969,534
 Iyo Bank, Ltd.........................................       60,000          331,762
 Izumi Co., Ltd........................................       19,000          161,505
 Japan Airport Terminal Co., Ltd.......................       29,000          287,266
 Joyo Bank, Ltd........................................      245,000          746,423
 Juroku Bank, Ltd......................................      349,000        1,342,308
 Kagoshima Bank, Ltd...................................      266,000        1,005,168
 Kajima Corp...........................................      826,000        2,294,058
 Kamigumi Co., Ltd.....................................      357,000        1,637,477
 Kandenko Co., Ltd.....................................      266,000        1,296,196
 Kansai Paint Co., Ltd., Osaka.........................      108,000          317,219
 *Kawasaki Heavy Industries, Ltd.......................      407,000          589,160
 Kikkoman Corp.........................................      259,000        1,717,657
 Kinden Corp...........................................       77,000          482,789
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          807,440
 *#Kobe Steel, Ltd.....................................    2,632,000        1,617,034
 Koito Manufacturing Co., Ltd..........................      146,000          669,668
 Kokusai Securities Co., Ltd...........................       27,000          215,873
 Kokuyo Co., Ltd.......................................       38,000          435,263
 Komatsu, Ltd..........................................    1,279,000        6,318,574
 #Komori Corp..........................................       74,000          983,387
 #Koyo Seiko Co........................................      198,000        1,053,156
 Kubota Corp...........................................      140,000          518,431
 Kuraray Co., Ltd......................................       38,000          282,394
 Kyushu Matsushita Electric Co., Ltd...................       17,000          154,519
 Lion Corp.............................................      325,000        1,285,558
 Makita Corp...........................................      209,000        1,317,463
 *Marubeni Corp........................................    1,942,000        3,677,411
 Maruichi Steel Tube, Ltd..............................      117,000        1,327,352
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       35,464,905
 Matsushita-Kotobuki Electronics Industries Ltd........       15,000          168,532
 Michinoku Bank, Ltd...................................      187,000        1,056,026
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,987,780
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,601,969
 Mitsubishi Logistics Corp.............................        3,000           25,223
 Mitsubishi Materials Corp.............................      975,000        2,461,707
 *Mitsubishi Motors Corp...............................      359,000        1,278,042
 Mitsui Chemicals, Inc.................................          800            3,683
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000        1,117,405
 Mori Seiki Co., Ltd...................................      121,000        1,103,888
 Musashino Bank, Ltd...................................       26,000          914,661
 NHK Spring Co., Ltd...................................       71,000          236,029
 *NKK Corp.............................................    2,612,000        2,352,163
 NTN Corp..............................................      398,000        1,095,321
 Namco, Ltd............................................        5,500          118,730
 #Nanto Bank, Ltd......................................      288,000          916,209
 National House Industrial Co., Ltd....................       95,000          505,302

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 New Japan Securities Co., Ltd.........................       81,000   $      257,684
 Nichicon Corp.........................................        8,000          108,399
 Nichirei Corp.........................................      366,000        1,376,889
 Nifco, Inc............................................       45,000          479,086
 Nihon Unisys, Ltd.....................................       10,000           98,721
 Nikko Securities Co., Ltd.............................      340,000        2,761,320
 Nippon Fire and Marine Insurance Co., Ltd.............       45,000          166,639
 Nippon Kayaku Co., Ltd................................       53,000          286,366
 Nippon Meat Packers, Inc., Osaka......................        4,000           45,380
 #Nippon Mitsubishi Oil Company........................    1,863,050       11,728,340
 Nippon Paint Co., Ltd.................................       26,000           93,435
 Nippon Sanso Corp.....................................      367,000        1,667,901
 Nippon Shokubai Co., Ltd..............................      163,000          662,590
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,415,317
 #Nishi-Nippon Bank, Ltd...............................       85,540          295,164
 Nissei Sangyo Co., Ltd................................      110,050        1,522,658
 Nisshin Flour Milling Co., Ltd........................       96,000          742,501
 Nisshin Steel Co., Ltd................................    1,318,000        1,297,812
 Nisshinbo Industries, Inc.............................      305,000        1,570,948
 *#Nissho Iwai Corp....................................      544,000          792,055
 Obayashi Corp.........................................      520,000        2,100,656
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          256,691
 Oita Bank, Ltd........................................      145,000          672,404
 Oji Paper Co., Ltd....................................      275,000        1,511,320
 Okumura Corp..........................................       24,000           95,943
 Onward Kashiyama Co., Ltd.............................       17,000          171,688
 Pioneer Electronic Corp...............................      117,000        3,525,164
 #Q.P. Corp............................................      168,000        1,483,185
 Rengo Co., Ltd........................................       23,000           73,363
 Rinnai Corp...........................................        5,500          104,612
 Ryosan Co., Ltd.......................................       53,000          798,435
 San In Godo Bank, Ltd.................................      222,000        1,089,261
 Sanyo Shinpan Finance Co., Ltd........................       11,000          427,706
 Sapporo Breweries, Ltd................................       33,000          106,093
 *#Sapporo Hokuyo Holdings, Inc........................           45          265,107
 Sekisui Chemical Co., Ltd.............................      557,000        2,161,059
 Sekisui House, Ltd....................................      938,000        8,588,992
 Seventy-seven (77) Bank, Ltd..........................       38,000          228,665
 #Shiga Bank, Ltd......................................      272,000        1,133,143
 Shikoku Bank, Ltd.....................................       25,000          139,707
 Shima Seiki Manufacturing Co., Ltd....................        5,000           91,525
 Shimachu Co., Ltd.....................................       20,200          287,139
 #Shimadzu Corp........................................      181,000          747,946
 Shimizu Corp..........................................      997,000        3,792,661
 Shiseido Co., Ltd.....................................       41,000          414,072
 Shohkoh Fund & Co., Ltd...............................        3,000          454,469
 Showa Shell Sekiyu KK.................................      110,000          824,861
 *Snow Brand Milk Products Co., Ltd....................      419,000        1,516,327
 Sumitomo Corp.........................................      430,000        3,079,700
 Sumitomo Forestry Co., Ltd............................      139,000          885,566
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          997,139
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,522,589
 Sumitomo Osaka Cement Co., Ltd........................       42,000          103,922
 Sumitomo Realty & Development Co., Ltd................      488,000        2,579,229
 Sumitomo Rubber.......................................       22,000          110,167
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          135,911
 Suzuken Co., Ltd......................................        7,000          200,892
 Taiheiyo Cement Corp..................................    1,209,800        2,575,992
 Taisei Corp...........................................    1,325,000        3,111,219
 Takashimaya Co., Ltd..................................      214,000        1,507,474
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,728,749
                                                            SHARES             VALUE+
                                                            ------             ------

 Teijin, Ltd...........................................      803,000   $    4,838,815
 Teikoku Oil Co., Ltd..................................      346,000        2,140,296
 Toda Corp.............................................      418,000        1,554,923
 Toho Bank, Ltd........................................      240,000          787,746
 Tokuyama Corp.........................................      248,000        1,124,996
 Tokyo Style Co., Ltd..................................      133,000        1,455,142
 Tokyo Tomin Bank, Ltd.................................       30,900          401,788
 Toppan Printing Co., Ltd..............................      100,000        1,106,716
 Toshiba TEC Corp......................................      345,000        1,007,532
 Tostem Corp...........................................      188,000        3,275,206
 Toto, Ltd.............................................      247,000        1,860,503
 Toyo Ink Manufacturing Co., Ltd.......................       29,000           93,478
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,436,718
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,046,558
 Toyoda Machine Works, Ltd.............................       38,000          218,751
 #Toyota Auto Body Co., Ltd............................       86,000          919,206
 Toyota Tsusho Corp....................................      314,000        1,249,975
 *Tsubasa Securities Co. Ltd...........................       28,000           89,783
 UNY Co., Ltd..........................................       19,000          215,713
 *#Ufj Holdings, Inc...................................          432        2,454,132
 Victor Co. of Japan, Ltd..............................      246,000        1,691,483
 Wacoal Corp...........................................      149,000        1,454,637
 Yamagata Bank, Ltd....................................      153,700          685,583
 Yamaguchi Bank, Ltd...................................      133,000          875,324
 Yamaha Corp...........................................       60,000          625,147
 Yamatake-Honeywell Co., Ltd...........................       87,000          885,962
 Yamazaki Baking Co., Ltd..............................       64,000          463,760
 Yasuda Trust & Banking Co., Ltd.......................    1,434,000        1,182,730
 Yokogawa Electric Corp................................      337,000        3,360,924
 *Yokohama Rubber Co., Ltd.............................      410,000          931,661
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $412,452,600)..................................                   335,820,773
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $40,114)......................................                        40,727
                                                                       --------------
TOTAL -- JAPAN
  (Cost $412,492,714)..................................                   335,861,500
                                                                       --------------
UNITED KINGDOM -- (20.7%)
COMMON STOCKS -- (20.4%)
 3I Group P.L.C........................................       97,357        1,680,434
 *AWG P.L.C............................................      151,281        1,209,959
 Abbey National P.L.C..................................      193,192        3,331,852
 Aggregate Industries P.L.C............................    1,356,006        1,690,389
 Alliance & Leicester P.L.C............................      348,000        3,767,143
 Allied Domecq P.L.C...................................      749,994        4,634,736
 Antofagasta Holdings P.L.C............................      216,000        1,595,640
 Arriva P.L.C..........................................      125,700          575,002
 Associated British Foods P.L.C........................      770,096        4,408,876
 Associated British Ports Holdings P.L.C...............      375,400        2,245,196
 BAA P.L.C.............................................    1,115,707        9,620,924
 BG Group P.L.C........................................    2,666,548       10,341,653
 BOC Group P.L.C.......................................      148,537        2,236,755
 BPB P.L.C.............................................      458,500        1,654,440
 Barclays P.L.C........................................      152,523        4,582,723
 Barratt Developments P.L.C............................      226,000        1,155,816
 Bass P.L.C............................................      741,870        8,199,462
 Berkeley Group P.L.C..................................      124,712        1,444,808
 Blue Circle Industries P.L.C..........................      309,158        2,149,865
 Bodycote International P.L.C..........................      210,360          809,861
 Britannic P.L.C.......................................      190,600        2,508,686
 British Airways P.L.C.................................    1,028,331        5,354,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 British Land Co. P.L.C................................      502,381   $    3,711,201
 Brixton Estate P.L.C..................................      235,685          773,431
 CGU P.L.C.............................................    1,945,330       25,535,430
 *Canary Wharf Group P.L.C.............................      468,000        3,537,003
 Caradon P.L.C.........................................      474,003        1,255,850
 Chelsfield P.L.C......................................      241,178        1,255,711
 Cookson Group P.L.C...................................      638,394        1,482,806
 Corus Group P.L.C.....................................    3,039,927        3,109,378
 DeVere Group P.L.C....................................      106,442          488,798
 Debenhams P.L.C.......................................      313,716        2,079,056
 Enterprise Oil P.L.C..................................      354,000        3,143,122
 *Fairbar, Ltd.........................................      514,078        1,679,712
 Glynwed International P.L.C...........................      143,000          497,714
 Great Portland Estates P.L.C..........................      118,365          499,411
 Great Universal Stores P.L.C..........................      819,700        6,893,735
 HSBC Holdings P.L.C...................................       84,764        1,057,265
 Halifax P.L.C.........................................      130,000        1,477,445
 Hammerson P.L.C.......................................      280,000        2,042,567
 Hanson P.L.C..........................................      599,300        4,214,319
 Hilton Group P.L.C....................................    1,251,117        4,385,640
 IMI P.L.C.............................................       24,000           85,919
 Independent Insurance Group P.L.C.....................      130,000          215,153
 Innogy Holdings PLC...................................      555,400        1,777,250
 Invensys P.L.C........................................        3,555            7,171
 Johnson Matthey P.L.C.................................      178,000        2,462,957
 Kelda Group P.L.C.....................................      161,510          853,533
 Lattice Group PLC.....................................    2,666,548        5,114,004
 Liberty International P.L.C...........................      282,297        2,169,609
 London Merchant Securities P.L.C......................      143,000          323,006
 MFI Furniture Group P.L.C.............................      350,900          626,858
 Marks & Spencer P.L.C.................................    1,937,807        6,895,983
 Mersey Docks & Harbour Co. P.L.C......................       53,050          402,443
 Millennium and Copthorne Hotels P.L.C.................      274,000        1,558,946
 Morgan Crucible Company P.L.C.........................      135,951          619,962
 *National Power P.L.C.................................      755,400        3,342,820
 Northern Foods P.L.C..................................      433,000          848,877
 #Northern Rock P.L.C..................................      344,000        2,514,327
 P & 0 Princess Cruises P.L.C..........................      495,978        2,536,547
 Peninsular & Oriental Steam Navigation Co.............      663,261        2,789,036
 Pennon Group P.L.C....................................       49,207          429,213
 Pilkington P.L.C......................................    1,175,520        1,928,812
 Pillar Property P.L.C.................................       84,000          459,429
 Powergen P.L.C........................................      558,646        5,745,835
 RMC Group P.L.C.......................................      257,000        2,628,715
 Railtrack Group P.L.C.................................      352,000        2,127,748
 Rank Group P.L.C......................................      793,530        2,558,981
 Rexam P.L.C...........................................      427,808        1,877,956
 Rio Tinto P.L.C.......................................      510,622       10,191,868
 Rolls-Royce P.L.C.....................................    1,016,036        3,428,078
 Royal & Sun Alliance Insurance Group P.L.C............    1,559,942       10,271,553
 Royal Bank of Scotland Group P.L.C....................      203,111        4,674,406
 #Safeway P.L.C........................................    1,116,713        6,083,939
 Sainsbury (J.) P.L.C..................................    1,717,331       10,600,387
 Scottish & Newcastle P.L.C............................      589,390        4,324,651
 Severn Trent P.L.C....................................      210,597        2,133,141
 Signet Group P.L.C....................................      803,000          872,680
 Slough Estates P.L.C..................................      403,200        2,122,202
 Smith (W.H.) P.L.C....................................      203,000        1,489,513
 Stagecoach Holdings P.L.C.............................    1,283,897        1,235,712
 Tate & Lyle P.L.C.....................................      469,100        1,666,032
 #Taylor Woodrow P.L.C.................................      555,439        1,546,573
                                                            SHARES             VALUE+
                                                            ------             ------

 Tesco P.L.C...........................................    4,001,409   $   14,154,359
 Thistle Hotels P.L.C..................................      466,707          815,506
 Trinity P.L.C.........................................      183,450        1,179,273
 Unilever P.L.C........................................      400,000        3,048,651
 Uniq P.L.C............................................      116,800          345,131
 United Utilities P.L.C................................      265,595        2,509,109
 Waste Recycling Group P.L.C...........................      133,875          914,792
 Whitbread P.L.C.......................................      308,446        2,870,116
 Wilson Bowden P.L.C...................................       96,900        1,121,913
 Wimpey (George) P.L.C.................................      360,900        1,066,420
 *Wincanton P.L.C......................................      116,800          318,583
 Wolseley P.L.C........................................      484,699        3,429,094
 XANSA P.L.C...........................................      244,000        1,311,999
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $262,572,388)..................................                   290,944,665
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.3%)
 *British Pound Sterling
   (Cost $4,224,638)...................................                     4,211,098
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $266,797,026)..................................                   295,155,763
                                                                       --------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
 *#AGF (Assurances Generales de France SA).............      115,514        6,564,964
 *Banque Nationale de Paris............................      324,843       28,222,556
 Cie de Saint-Gobain...................................       65,436        9,756,219
 Club Mediterranee SA..................................        1,700          108,503
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        1,200           85,440
 #Credit Lyonnais SA...................................       57,100        1,965,477
 De la Rue Imperiale de Lyon...........................          500          728,949
 Dior (Christian) SA...................................      124,400        4,919,988
 Eiffage SA............................................        1,750          116,812
 Eridania Beghin-Say SA................................       18,900        1,702,919
 Esso SA...............................................          686           50,064
 *Euro Disney SCA......................................       85,351           70,175
 Fimalac SA............................................       15,988          553,315
 Fonciere Lyonnaise SA.................................       10,950          310,927
 #Generale des Establissements Michelin SA Series B....       87,500        3,048,980
 *Groupe Danone........................................       85,000       11,095,289
 Groupement pour le Financement de la Construction
   SA..................................................        3,400          293,953
 #Imerys SA............................................       11,000        1,110,461
 L'Air Liquide.........................................        7,865        1,081,879
 #LaFarge SA...........................................       21,804        2,036,652
 Lafarge SA............................................       76,032        6,969,826
 *Lapeyre SA...........................................       12,300          604,689
 Pechiney SA Series A..................................       55,475        3,004,673
 #Pernod-Ricard SA.....................................       38,900        2,670,752
 #Peugeot SA...........................................       37,150       10,293,729
 #Rallye SA............................................       18,020          928,661
 #Remy Cointreau SA....................................       28,750          904,088
 SEB SA................................................        9,000          436,734
 SEB SA Prime Fidelite 2002............................        7,300          365,996
 Societe des Ciments de Francais.......................       24,900        1,129,151
 Societe Financiere Interbail SA.......................       11,550          320,621
 #Societe Generale, Paris..............................      281,728       16,775,494
 Ste BIC...............................................       10,800          384,478
 #Suez (ex Suez Lyonnaise des Eaux)....................      150,000        4,577,125
 Thomson-CSF...........................................       69,203        2,833,746
 #Total SA.............................................       98,000       14,279,103

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UNIBAIL (Union du Credit Bail Immobiliere )...........        1,400   $      223,686
 #Usinor SA............................................      167,800        2,146,249
 #Valeo SA.............................................       53,800        2,325,688
 Vivendi Universal SA..................................        7,300          465,926
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $96,476,954)...................................                   145,463,937
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          334,290
                                                                       --------------
TOTAL -- FRANCE
  (Cost $96,703,738)...................................                   145,798,227
                                                                       --------------
GERMANY -- (9.9%)
COMMON STOCKS -- (9.9%)
 #BASF AG..............................................      640,050       25,986,536
 BHW Holding AG, Berlin................................      130,000        3,470,986
 Bankgesellschaft Berlin AG............................      233,550        1,874,687
 #Bayer AG.............................................      168,100        6,675,384
 #Bayerische Vereinsbank AG............................      290,000       14,011,087
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,009,663
 #Commerzbank AG.......................................      408,050       10,203,152
 Continental AG........................................       44,100          614,899
 DBV Holding AG........................................       44,000        1,491,804
 #DaimlerChrysler AG, Stuttgart........................       15,400          706,182
 #Degussa AG...........................................        7,800          224,126
 #Deutsche Bank AG.....................................      359,305       27,622,916
 #Deutsche Lufthansa AG................................      305,250        5,614,543
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        3,209,276
 #Dresdner Bank AG.....................................      331,200       14,626,049
 #Dyckerhoff AG........................................       29,750          693,456
 FPB Holding AG........................................        5,789          742,406
 #Fresenius Medical Care AG............................       27,600        1,887,911
 Heidelberger Druckmaschinen AG........................        4,200          213,599
 Heidelberger Zement AG, Heidelberg....................       27,170        1,282,755
 Hochtief AG...........................................       91,150        1,939,230
 Karstadt Quelle AG....................................       70,000        2,183,458
 Linde AG..............................................       76,000        3,272,474
 #MAN AG...............................................      140,000        3,334,520
 #Merck KGAA...........................................       58,000        1,964,010
 SCA Hygiene Products AG...............................        3,550          661,988
 Thyssen Krupp AG......................................      108,750        1,613,119
 Vereins & Westbank AG.................................       73,187        2,034,730
 *#Volkswagen AG.......................................       15,550          764,465
                                                                       --------------
TOTAL -- GERMANY
  (Cost $118,986,142)..................................                   140,929,411
                                                                       --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV...................................    1,368,798       26,162,839
 Buhrmann NV...........................................       84,927        1,349,727
 DSM NV................................................      129,437        4,779,091
 *Fortis (NL)..........................................      573,133       14,151,252
 Ing Groep NV..........................................      719,607       46,966,162
 *KLM (Koninklijke Luchtvaart Mij) NV..................       61,019        1,153,371
 *Koninklijke KPN NV...................................       43,622          407,840
 Koninklijke Philips Electronics NV....................      392,656       10,763,443
 Koninklijke Vendex KBB NV.............................       11,723          155,508
                                                            SHARES             VALUE+
                                                            ------             ------

 Koninklijke Vopak NV..................................       38,986   $      883,958
 NV Holdingsmij de Telegraaf...........................        6,800          118,446
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $58,180,167)...................................                   106,891,637
                                                                       --------------
SWITZERLAND -- (6.5%)
COMMON STOCKS -- (6.5%)
 #Ascom Holding AG.....................................       70,500        3,591,746
 #Baloise-Holding, Basel...............................       26,676       26,853,986
 *Banque Cantonale Vaudois.............................        5,795        1,640,920
 Bobst SA, Prilly......................................          513          747,755
 Ciba Spezialitaetenchemie Holding AG..................        3,100          186,187
 Financiere Richemont AG...............................        8,973       22,031,998
 Fischer (Georg) AG, Schaffhausen......................       12,987        3,293,749
 Givaudan SA, Vernier..................................          892          240,398
 #Helvetia Patria Holding, St. Gallen..................        4,830        4,280,698
 Intershop Holding AG, Zuerich.........................        5,400        2,407,986
 #Jelmoli Holding AG, Zuerich..........................          500          647,982
 #Pargesa Holding SA, Geneve...........................        1,935        4,055,451
 Rieters Holdings......................................          210           51,036
 *#Sairgroup, Zuerich..................................       37,480        2,606,216
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,110,599
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................          550          373,712
 Sig Holding AG (Ex Sig Schweizerische Industrie
   Gesellschaft-Holding AG), Neu Hausen Am Reinfall....       40,330        4,158,821
 Sika Finanz AG, Baar..................................        1,280          356,739
 Sulzer AG, Winterthur.................................        8,280        3,170,716
 Sulzer Medic AG.......................................          400           40,412
 UBS AG................................................       14,000        2,091,381
 Unaxis Holding AG.....................................       10,000        1,688,935
 #Zurich Versicherungs-Gesellschaft - Allied AG........        9,364        3,142,159
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $69,855,294)...................................                    92,769,582
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise-Holding, Basel Options 06/08/01
   (Cost $117,933).....................................       26,676          105,572
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $7,300).......................................                         7,247
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $69,980,527)...................................                    92,882,401
                                                                       --------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Banca di Roma SpA.....................................    1,792,125        6,714,127
 #Banca Intesa SpA, Milano.............................    5,900,211       21,954,880
 #Banca Popolare di Milano.............................      224,400          937,710
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       36,000          353,354
 #Banca Toscana........................................      607,000        2,186,636
 #Buzzi Unicem SpA.....................................       63,000          605,554
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000          598,417
 #Cia Assicuratrice Unipol SpA.........................       43,500          135,686
 #Fiat SpA.............................................      399,789        9,088,424
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        3,308,185

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560   $    3,240,821
 Milano Assicurazioni SpA..............................      199,000          615,666
 Parmalat Finanziaria SpA..............................      468,000        1,328,892
 Rinascente per l'Esercizio di Grande Magazzini SpA....      123,500          605,053
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       37,000          526,251
 #SNIA SpA.............................................      305,000          610,114
                                                                       --------------
TOTAL -- ITALY
  (Cost $41,315,971)...................................                    52,809,770
                                                                       --------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Aceralia Corporacion Siderurgica SA...................       22,500          282,828
 Acerinox SA...........................................      154,740        4,852,922
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        3,111,061
 Autopistas Concesionaria Espanola SA..................      476,478        4,802,017
 Azucarera Ebro Agricolas SA...........................      111,600        1,200,397
 Banco Pastor SA, La Coruna............................       39,600        1,529,248
 Cia Espanola de Petroleous SA.........................      449,382        5,142,193
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          741,827
 Endesa SA, Madrid.....................................      190,892        3,116,327
 Grupo Dragados SA, Madrid.............................      456,567        5,723,632
 Iberdrola SA..........................................      535,000        6,938,158
 Metrovacesa SA........................................       94,462        1,440,414
 *Metrovacesa SA Issue 2001............................        4,723           70,938
 Repsol SA.............................................       15,800          282,042
 Sol Melia SA..........................................        2,400           21,746
 *Terra Networks SA....................................        8,000           62,046
 Union Electrica Fenosa SA.............................      230,000        4,113,479
                                                                       --------------
TOTAL -- SPAIN
  (Cost $36,464,190)...................................                    43,431,275
                                                                       --------------
HONG KONG -- (2.7%)
COMMON STOCKS -- (2.7%)
 #Amoy Properties, Ltd.................................    4,570,500        4,980,801
 Great Eagle Holdings, Ltd.............................      724,281        1,021,448
 Hang Lung Development Co., Ltd........................    2,126,000        2,003,397
 Hysan Development Co., Ltd............................    1,735,350        2,291,611
 Kerry Properties, Ltd.................................    1,289,241        1,553,740
 New World Development Co., Ltd........................    2,269,214        2,909,323
 New World Infrastructure, Ltd.........................      880,800          660,617
 Shangri-La Asia, Ltd..................................    2,982,000        2,714,454
 Sino Land Co., Ltd....................................    4,976,107        2,264,825
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,800,303
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          944,691
 Wharf Holdings, Ltd...................................    3,776,914        8,522,486
 Wheelock and Co., Ltd.................................    3,243,000        2,702,569
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,018,241)...................................                    38,370,265
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $16,274)......................................                        16,274
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $56,034,515)...................................                    38,386,539
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SWEDEN -- (2.5%)
COMMON STOCKS -- (2.5%)
 #Assidomaen AB........................................      213,850   $    4,538,678
 Electrolux AB Series B................................        4,700           69,411
 Gambro AB Series A....................................      351,000        2,510,335
 Gambro AB Series B....................................      125,700          881,487
 Holmen AB Series A....................................        6,300          128,735
 #Holmen AB Series B...................................      119,200        2,419,143
 NCC AB Series A.......................................       45,400          333,132
 *#Perstorp AB Series B................................       77,800          700,947
 SSAB Swedish Steel Series A...........................      129,900        1,254,806
 SSAB Swedish Steel Series B...........................       48,000          436,919
 Skandinaviska Enskilda Banken Series A................      196,000        1,811,395
 Skandinaviska Enskilda Banken Series C................        9,800           86,474
 *Svedala Industri AB..................................       28,700          481,164
 Svenska Cellulosa AB Series A.........................       57,000        1,241,514
 #Svenska Cellulosa AB Series B........................      266,500        5,829,376
 Svenska Handelsbanken Series A........................       60,000          835,943
 Svenska Kullagerfabriken AB Series A..................       68,400        1,041,919
 #Svenska Kullagerfabriken AB Series B.................       89,700        1,516,344
 Volvo AB Series A.....................................      194,100        2,956,673
 Volvo AB Series B.....................................      373,100        5,891,259
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $41,546,782)...................................                    34,965,654
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $111,553).....................................                       109,725
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $41,658,335)...................................                    35,075,379
                                                                       --------------
AUSTRALIA -- (2.2%)
COMMON STOCKS -- (2.1%)
 AMP, Ltd..............................................      193,473        1,988,845
 *AXA Asia Pac Hldgs...................................      878,000        1,259,486
 Amcor, Ltd............................................      631,968        2,130,244
 CSR, Ltd..............................................      960,297        3,017,934
 Commonwealth Bank of Australia........................       47,133          745,405
 Goodman Fielder, Ltd..................................    1,267,296          815,820
 Hanson P.L.C..........................................       65,823          466,775
 *Lion Nathan, Ltd.....................................      476,400        1,014,223
 MIM Holdings..........................................    1,720,362        1,081,320
 Mirvac, Ltd...........................................      562,137        1,011,540
 Normandy Mining, Ltd..................................    1,874,216          950,019
 *One Tel Ltd..........................................    1,004,200           81,443
 Orica, Ltd............................................      220,333          501,462
 Publishing and Broadcasting, Ltd......................      156,241          724,651
 Quantas Airways, Ltd..................................    1,065,767        1,917,799
 Santos, Ltd...........................................      604,627        2,031,953
 Seven Network, Ltd....................................      193,871          670,208
 Smith (Howard), Ltd...................................      161,106          764,445
 #St. George Bank, Ltd.................................      341,878        2,668,382
 Stockland Trust Group.................................      168,290          336,952
 WMC, Ltd..............................................    1,077,515        4,888,312
 Westpac Banking Corp..................................       15,961          112,457
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $31,223,968)...................................                    29,179,675
                                                                       --------------

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $1,631,087)...................................                $    1,605,027
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131).........................................           99               59
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................      161,533                0
 *Mirvac, Ltd. Options 06/29/01........................       15,270                8
                                                                       --------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)............................................                             8
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $32,855,186)...................................                    30,784,769
                                                                       --------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Fortum Oyj............................................    1,071,385        4,949,269
 Huhtamaki Van Leer Oyj................................        9,700          238,434
 Kesko Oyj.............................................      232,100        1,721,401
 Metra Oyj Series B....................................       95,400        2,053,908
 #Metsa-Serla Oyj Series B.............................      437,500        3,189,154
 Metso Oyj.............................................      171,757        1,841,637
 #Outokumpu Oyj Series A...............................      351,300        3,126,558
 #Pohjola Group Insurance Corp. Series A...............        9,200          198,461
 Stora Enso Oyj Series A...............................      139,100        1,591,695
 Stora Enso Oyj Series R...............................      408,700        4,728,640
 Upm-Kymmene Oyj.......................................      128,500        4,079,002
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,616,354)...................................                    27,718,159
                                                                       --------------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B...............................       38,150        1,713,057
 Danisco A.S...........................................       52,630        1,830,775
 Danske Bank A.S.......................................      631,253        9,974,668
 *Jyske Bank A.S.......................................       49,950        1,061,836
 Nordic Baltic Holding AB..............................      925,918        5,157,614
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,091,673)...................................                    19,737,950
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,172,354
 *Fortis AG............................................       32,270          325,495
 *Fortis AG VVPR.......................................      290,430            2,462
 *Glaverbel SA VVPR....................................           22                0
 *Groupe Bruxelles Lambert.............................       55,500        3,024,844
 Heidelberger Zement AG................................        7,666          376,874
 *Heidelberger Zement AG VVPR..........................        7,666               65
 Nationale a Portefeuille..............................        4,029          415,952
 Sofina SA.............................................       10,500          394,268
 Solvay SA.............................................      101,490        4,770,059
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,875,472
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       95,400              809
 Tessenderlo Chemie....................................       14,400          360,067
 #Union Miniere SA.....................................       40,200        1,652,596
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,783,257)...................................                    15,371,320
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Capitaland, Ltd.......................................      517,000   $      645,961
 City Developments, Ltd................................      214,000          786,760
 Fraser & Neave, Ltd...................................      769,000        2,933,476
 *Keppel Capital Holdings, Ltd.........................      284,000          453,757
 Keppel Corp., Ltd.....................................    1,379,000        2,576,843
 Keppel Land, Ltd......................................    1,200,000        1,240,595
 *Neptune Orient Lines, Ltd............................    1,375,000        1,261,886
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $11,861,003)...................................                     9,899,278
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        2,249,783
 #Den Norske Bank ASA Series A.........................      589,194        2,491,025
 *#Kvaerner ASA........................................       47,956          373,758
 Norsk Hydro ASA.......................................       31,700        1,324,999
 Norske Skogindustrier Asa Series A....................       75,000        1,169,065
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $7,792,854)....................................                     7,608,630
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $28,225)......................................                        27,331
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,821,079)....................................                     7,635,961
                                                                       --------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C..............................      101,193        1,114,188
 Eircom P.L.C..........................................      253,899          251,794
 Independent News & Media P.L.C........................      504,529        1,111,882
 Irish Permanent P.L.C.................................       35,709          400,742
 Jefferson Smurfit Group P.L.C.........................    1,559,414        2,775,746
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,347,988)....................................                     5,654,352
                                                                       --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............       91,145        1,236,095
 Cimpor Cimentos de Portugal SA........................      100,653        2,091,925
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          255,403
 *Portugal Telecom SA..................................       49,100          389,128
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,051,551)....................................                     3,972,551
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank AG...................       47,110        2,256,511
 Voest-Alpine Stahl AG.................................       23,100          638,305
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,894,816
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $1,333,464)...................................                     1,318,608
                                                                       --------------

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CONTINUED

NEW ZEALAND -- (0.1%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,002,578)...................................    1,509,500   $    1,073,331
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,478)......................................                        15,810
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,019,056)....................................                     1,089,141
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $10,783,159) to be
   repurchased at $10,624,142
   (Cost $10,623,000)..................................   $   10,623       10,623,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,339,118,402)++....................................                $1,424,005,454
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,339,211,805.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (97.9%)
COMMON STOCKS -- (97.3%)
 *ASK Corp., Yokohama..................................      64,000    $     59,249
 Achilles Corp.........................................     549,000         739,269
 Advan Co., Ltd........................................      36,000         399,024
 Aica Kogyo Co., Ltd...................................     164,000       1,062,784
 *Aichi Corp...........................................      57,000          86,829
 Aichi Machine Industry Co., Ltd.......................     157,000         309,190
 Aichi Steel Works, Ltd................................     292,000       1,685,844
 Aichi Tokei Denki Co., Ltd............................      67,000         149,992
 Aida Engineering, Ltd.................................     160,000         622,117
 Aim Services Co., Ltd.................................       2,000          20,704
 Aiphone Co., Ltd......................................      27,400         282,717
 Airport Facilities Co., Ltd...........................      72,700         279,615
 Aisan Industry Co., Ltd...............................      23,000         170,342
 *Akai Electric Co., Ltd...............................     363,000           3,055
 #Akebono Brake Industry Co., Ltd......................     141,000         269,374
 #Aloka Co., Ltd.......................................      43,000         296,751
 *Altech Co., Ltd......................................      14,000          88,369
 Amada Sonoike Co., Ltd................................     191,414         476,843
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          97,458
 Ando Corp.............................................     120,000         184,817
 *Ando Electronic Co., Ltd.............................      17,000         143,074
 Anest Iwata Corp......................................      74,000         113,348
 Anrakutei Co., Ltd....................................      13,000          81,182
 Aoi Advertising Promotion, Inc........................      14,000         110,167
 Aoki International Co., Ltd...........................      74,200         300,372
 Apic Yamada Corp......................................       7,000          29,456
 *Arabian Oil Co., Ltd.................................      48,300         483,732
 *Arai-Gumi, Ltd.......................................      49,300          41,491
 Araya Industrial Co., Ltd.............................      84,000          90,490
 Argo 21 Corp..........................................      12,000         252,988
 Aronkasei Co., Ltd....................................      53,000         177,975
 #Asahi Denka Kogyo KK.................................     169,000       1,159,190
 Asahi Diamond Industrial Co., Ltd.....................      68,000         372,564
 Asahi Kogyosha Co., Ltd...............................      48,000         117,152
 *Asahi Optical Co., Ltd...............................     180,000         378,724
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         749,840
 *Asahi Soft Drinks Co., Ltd...........................      69,000         517,413
 *Asahi Tec Corp.......................................      86,000         133,176
 *Asahi Techno Glass Corp..............................      34,000         165,965
 Asanuma Corp..........................................     145,000         168,406
 Ashimori Industry Co., Ltd............................      84,000         148,460
 Asia Securities Printing Co., Ltd.....................       8,000          74,735
 *Asics Corp...........................................     333,000         336,307
 *Atsugi Nylon Industrial Co., Ltd.....................     322,000         252,028
 *Aucnet, Inc..........................................      15,000         330,752
 Azel Corp., Tokyo.....................................      89,000         153,552
 Bando Chemical Industries, Ltd........................     213,000         473,254
 #Bank of Okinawa, Ltd.................................      19,300         347,601
 Bank of the Ryukyus, Ltd..............................      23,980         299,700
 Bull Dog Sauce Co., Ltd...............................       9,000          46,735
 Bunka Shutter Co., Ltd................................     134,000         287,578
 #CKD Corp.............................................     113,000         699,949
 *CTI Engineering Co. Ltd..............................      19,000          91,146
                                                            SHARES           VALUE+
                                                            ------           ------

 *Cabin Co., Ltd.......................................      67,000    $     59,207
 Calpis Co., Ltd.......................................     115,000         553,610
 Calsonic Corp.........................................     261,000         709,502
 *Canon Aptex, Inc.....................................      34,000         272,412
 #Canon Electronics, Inc...............................      40,000         323,178
 Canon System & Support, Inc...........................      35,000         194,412
 *Carolina Co., Ltd....................................      40,000          50,833
 #Catena Corp..........................................      18,000         116,041
 Central Finance Co., Ltd..............................     180,000         562,027
 #Cesar Co.............................................      79,000         132,309
 *#Chiba Kogyo Bank, Ltd...............................      38,100         353,360
 Chino Corp............................................      70,000         147,282
 *Chisan Tokan Co., Ltd................................      64,000          52,786
 Chiyoda Co., Ltd......................................      24,000         111,900
 *#Chiyoda Corp........................................     113,000         248,216
 Chofu Seisakusho Co., Ltd.............................      25,000         298,982
 *Chori Co., Ltd.......................................     175,000         164,955
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         363,339
 Chugai Ro Co., Ltd....................................     139,000         356,800
 Chugoku Marine Paints, Ltd............................     111,000         263,440
 Chugokukogyo Co., Ltd.................................      45,000          64,004
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         317,455
 Chukyo Sogo Bank, Ltd.................................     118,000         431,998
 *Chuo Paperboard Co., Ltd.............................      76,000          73,557
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         329,944
 *#Clarion Co., Ltd....................................     171,000         356,910
 Cleanup Corp..........................................      71,000         384,817
 *Co-Op Chemical Co., Ltd..............................      80,000          67,329
 Computer Engineering & Consulting, Ltd................       8,000          87,393
 Copyer Co., Ltd.......................................      27,000          72,488
 Corona Corp...........................................      12,000         237,334
 *Credia Co., Ltd......................................      14,000         254,503
 #D'urban, Inc.........................................     114,000         170,779
 Dai Nippon Toryo, Ltd.................................     193,000         287,502
 Dai-Dan Co., Ltd......................................      80,000         322,505
 #Daido Hoxan, Inc.....................................     196,000         988,083
 Daido Kogyo Co., Ltd..................................      60,000         127,251
 Daido Steel Sheet Corp................................      84,000         144,925
 Daidoh, Ltd...........................................      54,000         151,338
 Daihen Corp...........................................     205,000         312,279
 Daiho Corp............................................      96,000         126,847
 Daiichi Cement Co., Ltd...............................      33,000          54,158
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         148,123
 *#Dai-Ichi Katei Denki Co., Ltd.......................      91,000         111,050
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000         112,734
 Daiken Corp...........................................     195,000         495,624
 #Daiki Co., Ltd.......................................      31,000         300,555
 *#Daikyo, Inc.........................................     268,000         408,248
 Daimei Telecom Engineering Corp.......................      66,000         406,043
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         530,895
 Dainippon Shigyo Co., Ltd.............................      16,000          75,408
 *Daiseki Co., Ltd.....................................      24,000         403,972
 Daiso Co., Ltd........................................     112,000         201,717
 *#Daisue Construction Co., Ltd........................      92,500          60,722
 #Daisyo Corp..........................................      24,000         268,642

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000    $     33,934
 #Daiwa House Industry Co., Ltd........................      60,600         492,165
 Daiwa Industries, Ltd.................................      76,000         211,076
 Daiwa Kosho Lease Co., Ltd............................     101,000         262,658
 *Daiwa Seiko, Inc.....................................     145,000         146,440
 *Daiwabo Co., Ltd.....................................     262,000         280,037
 Daiwabo Information System Co., Ltd...................      22,000         396,230
 *Dantani Corp.........................................      68,000          41,777
 Danto Corp............................................      42,000         154,115
 #Denki Kogyo Co., Ltd.................................      59,000         347,585
 Denyo Co., Ltd........................................      38,000         203,080
 #Deodeo Corp..........................................      71,600         435,674
 *Descente, Ltd........................................     133,000         260,806
 *Dia Kensetsu Co., Ltd................................      31,000          60,007
 Diamond Computer Service Co., Ltd.....................       8,000          68,002
 *Dijet Industrial Co., Ltd............................      34,000          46,070
 Doshisha Co., Ltd.....................................      15,000         353,476
 Dynic Corp............................................      52,000          72,210
 Eagle Industry Co., Ltd...............................      43,000         153,804
 *Eco-Tech Construction Co., Ltd.......................      68,000          69,248
 Eiden Co., Ltd........................................      40,000         229,591
 Eiken Chemical Co., Ltd...............................       9,000         145,430
 *Elna Co., Ltd........................................       5,000          15,991
 *Enshu, Ltd...........................................      69,000          90,591
 *Ensuiko Sugar Refining Co., Ltd......................      23,000          57,103
 #Exedy Corp...........................................      71,000         425,450
 *First Baking Co., Ltd................................      67,000         135,895
 *Fontaine Co., Ltd....................................       5,000          65,225
 Foster Electric Co., Ltd..............................      32,000         136,004
 France Bed Co., Ltd...................................     193,000         552,264
 *Fudo Construction Co., Ltd...........................     201,000         240,212
 #Fuji Coca Cola Bottling Co., Ltd.....................      51,000         422,782
 Fuji Denki Reiki Co., Ltd.............................      81,800         242,330
 Fuji Kiko Co., Ltd....................................      51,000          93,570
 *Fuji Kisen Kaisha, Ltd...............................       8,000          16,496
 *Fuji Kosan Co., Ltd..................................     130,000          99,562
 Fuji Kyuko Co., Ltd...................................     107,000         356,607
 *#Fuji Spinning Co., Ltd., Tokyo......................     163,000          93,284
 Fujicco Co., Ltd......................................      42,000         484,262
 *Fujii & Co., Ltd.....................................      44,000             370
 *Fujiko Co., Ltd......................................      55,000             926
 *Fujikura Kasei Co., Ltd..............................      15,000          71,705
 Fujirebio, Inc........................................      75,000         706,952
 Fujitsu Business Systems, Ltd.........................      32,500         430,799
 Fujitsu Denso, Ltd....................................      36,000         324,188
 Fujitsu Devices, Inc..................................      14,000         182,629
 Fujitsu Kiden, Ltd....................................      16,000          77,428
 Fujitsu Systems Construction, Ltd.....................      14,000         134,321
 Fujiya Co., Ltd.......................................     190,000         367,783
 Fukuda Corp...........................................      65,000         169,037
 Fukushima Bank, Ltd...................................     117,000         326,915
 *Fukusuke Corp........................................      95,000         102,340
 *Furukawa Battery Co., Ltd............................      45,000          93,166
 Furukawa Co., Ltd.....................................     208,000         355,361
 Fuso Lexel Inc........................................       8,000          65,040
 Fuso Pharmaceutical Industries, Ltd...................      78,000         403,720
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         218,078
 Gastec Service, Inc...................................      41,000         196,684
 Geostar Corp..........................................      10,000          68,928
 Godo Shusei Co., Ltd..................................      74,000         159,434
                                                            SHARES           VALUE+
                                                            ------           ------

 *Godo Steel, Ltd......................................     245,000    $    243,309
 *Goldwin, Inc.........................................      47,000          55,773
 Gourmet Kineya Co., Ltd...............................      31,000         230,895
 *Graphtec Corp........................................      39,000          50,219
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         252,584
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         256,017
 Hac Kimisawa Co., Ltd.................................      41,000         269,492
 *Hakone Tozan Railway Co., Ltd........................      52,000         120,350
 Hakuyosha Co., Ltd....................................      57,000         189,009
 *Hanwa Co., Ltd.......................................     405,000         558,997
 Happinet Corp.........................................      15,000         211,959
 Harashin Co., Ltd.....................................       8,000          60,596
 Harima Chemicals, Inc.................................      37,000         126,115
 Harumoto Corp.........................................      32,000          67,329
 Hayashikane Sangyo Co., Ltd...........................     128,000         143,276
 Heiwado Co., Ltd......................................      49,000         336,921
 #Hibiya Engineering, Ltd..............................      60,000         313,079
 *Hirabo Corp..........................................      79,000          93,747
 Hisaka Works, Ltd.....................................      48,000         242,383
 Hitachi AIC, Inc......................................      48,000         323,178
 Hitachi Electronics Engineering Co., Ltd..............      13,000          65,536
 Hitachi Kiden Kogyo, Ltd..............................      20,000          71,705
 Hitachi Koki Co., Ltd.................................     177,000         670,342
 Hitachi Medical Corp..................................      28,000         276,418
 *Hitachi Metals Techno, Ltd...........................       7,000          30,104
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         825,821
 #Hitachi Powdered Metal Co., Ltd......................      46,000         329,456
 *#Hitachi Seiki Co., Ltd..............................     141,000         178,000
 Hitachi Tool Engineering, Ltd.........................      30,000         132,553
 Hochiki Corp..........................................      42,000         111,345
 *Hodogaya Chemical Co., Ltd...........................     100,000         169,163
 *Hohsui Corp..........................................      56,000          41,003
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         247,972
 *#Hokkaido Bank, Ltd..................................     100,000         101,835
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         191,466
 Hokkaido Gas Co., Ltd.................................      87,000         180,121
 Hokko Chemical Industry Co., Ltd......................      41,000         130,088
 *Hoko Fishing Co., Ltd................................      79,000          53,190
 *#Hokuriku Electric Industry Co., Ltd.................     112,000         198,889
 Hokuriku Electrical Construction Co., Ltd.............      36,000         104,528
 Hokuriku Gas Co., Ltd.................................      26,000          72,867
 *Hokushin Co., Ltd....................................      39,900          53,057
 Homac Corp............................................      60,000         480,222
 Honen Corp............................................     128,000         217,606
 #Horiba, Ltd..........................................      54,000         474,466
 #Hosokawa Micron Corp.................................      40,000         208,719
 *Howa Machinery, Ltd..................................     181,000         179,751
 *ISE Chemicals Corp...................................      17,000          67,245
 *Ichida and Co., Ltd..................................      78,000          46,608
 Ichikawa Co., Ltd.....................................      49,000         115,469
 Ichiken Co., Ltd......................................      48,000          61,808
 Ichikoh Industries, Ltd...............................     141,000         281,241
 Ichiyoshi Securities Co., Ltd.........................      36,000         155,731
 Idec Izumi Corp.......................................      60,000         595,354
 Ihara Chemical Industry Co., Ltd......................      80,000         146,103
 Iino Kaiun Kaisha, Ltd................................     161,000         262,868
 *#Ikegami Tsushinki Co., Ltd..........................     102,000         181,131
 *Impact 21 Co., Ltd...................................      19,000         206,918
 Inaba Denki Sangyo Co., Ltd...........................      38,000         478,438

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Inaba Seisa Kusho Co., Ltd............................      12,000    $    181,788
 #Inabata and Co., Ltd., Osaka.........................      85,000         554,410
 Inageya Co., Ltd......................................      77,000         460,108
 Intec, Inc............................................      19,000         204,040
 *Inui Steamship Co., Ltd..............................      31,000          19,306
 *Iseki & Co., Ltd.....................................     322,000         224,928
 Ishii Hyoki Co., Ltd..................................       3,000          77,260
 Ishii Iron Works Co., Ltd.............................      52,000         126,477
 *Ishikawa Seisakusho, Ltd.............................      75,000          82,057
 Ishikawajima Transport Machinery Co., Ltd.............      16,000          45,649
 Ishizuka Glass Co., Ltd...............................      49,000          88,664
 Itochu Fuel Corp......................................     192,000         985,693
 Itoki Crebio Corp.....................................      56,000         139,034
 Iuchi Seieido Co., Ltd................................      17,000         257,532
 Iwasaki Electric Co., Ltd.............................     110,000         334,203
 Iwatsu Electric Co., Ltd..............................     145,000         295,321
 *Izukyu Corp..........................................       5,000          81,636
 Izumi Co., Ltd........................................      55,000         467,514
 Izumiya Co., Ltd......................................     128,000         468,608
 *#Izutsuya Co., Ltd...................................     123,000         279,498
 JMS Co., Ltd..........................................      59,000         196,634
 Jac Holdings Co., Ltd.................................       5,000          51,338
 Jaccs Co., Ltd........................................      84,000         289,850
 Jamco Corp............................................      18,000         106,043
 *Janome Sewing Machine Co., Ltd.......................     224,000         213,028
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         137,856
 Japan Aviation Electronics Industry, Ltd..............     130,000         713,348
 #Japan Business Computer Co., Ltd.....................      34,000         681,030
 Japan Carlit Co., Ltd.................................      28,000         180,744
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          87,763
 Japan Digital Laboratory Co., Ltd.....................      28,100         313,589
 Japan Foundation Engineering Co., Ltd.................      49,200         192,543
 Japan Information Processing Service Co., Ltd.........      26,000         314,880
 Japan Kenzai Co., Ltd.................................       4,000          18,886
 *#Japan Maintenance Co., Ltd..........................      27,000         270,636
 *Japan Metals & Chemicals Co., Ltd....................     201,000         201,304
 Japan Oil Transportation Co., Ltd.....................      45,000          79,532
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         195,598
 Japan Pulp and Paper Co., Ltd.........................      99,000         331,611
 *Japan Steel Works, Ltd...............................     546,000         578,993
 Japan Storage Battery Co., Ltd........................      63,000         199,360
 Japan Transcity Corp..................................      90,000         168,153
 Japan Vilene Co., Ltd.................................     101,000         243,957
 Japan Wool Textile Co., Ltd...........................     138,000         562,128
 Jastec Co., Ltd.......................................       5,000         168,322
 *Jeans Mate Corp......................................       9,800          71,261
 Jeol, Ltd.............................................      97,000         500,429
 Joban Kosan Co., Ltd..................................     101,000         126,654
 Joint Corp............................................       5,000         181,367
 #Joshin Denki Co., Ltd................................      98,000         250,732
 Jsp Corp..............................................      16,000          80,794
 *#Jujiya Co., Ltd.....................................     161,000         135,499
 #Juken Sangyo Co., Ltd................................      86,000         883,740
 #Juki Corp............................................     153,000         606,489
 K.R.S.Corp............................................       8,000          88,874
                                                            SHARES           VALUE+
                                                            ------           ------

 KTK Telecommunications Engineering Co, Ltd............      43,050    $    181,156
 Kabuki-Za Co., Ltd....................................       5,000         167,480
 #Kaga Electronics Co., Ltd............................      34,100         427,039
 #Kagawa Bank, Ltd.....................................      68,350         345,144
 Kahma Co., Ltd........................................      46,000         187,376
 *Kakuei (L.) Corp.....................................     100,000             842
 Kamei Corp............................................      59,000         327,723
 Kanaden Corp..........................................      50,000         223,026
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         373,422
 #Kanamoto Co., Ltd....................................      43,000         185,289
 *#Kanematsu Corp......................................     402,500       1,419,353
 Kanematsu Electronics, Ltd............................      38,000         269,921
 *Kanematsu-NNK Corp...................................      60,000         123,717
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         461,488
 #Kanto Bank, Ltd......................................      19,100         202,542
 Kanto Denka Kogyo Co., Ltd............................      83,000         333,900
 Kanto Natural Gas Development Co., Ltd................     104,000         551,422
 *Kanto Special Steel Works, Ltd.......................      84,000          58,677
 *Kasai Kogyo Co., Ltd.................................      28,000          51,843
 Kasei (C.I.) Co., Ltd.................................      46,000         144,016
 Kasumi Co., Ltd.......................................     132,000         456,590
 Katakura Chikkarin Co., Ltd...........................      17,000          55,799
 Katakura Industries Co., Ltd..........................      49,000         426,410
 Kato Sangyo Co., Ltd..................................      17,000          83,698
 Kato Spring Works Co., Ltd............................       8,000          17,707
 Kato Works Co., Ltd...................................      82,000         106,969
 Katsumura Construction Co., Ltd.......................      48,600          52,355
 Kawada Industries, Inc................................      76,000         136,879
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         125,812
 Kawashima Textile Manufacturers, Ltd..................     126,000         148,460
 *Kawasho Corp.........................................     222,000         274,651
 Kawasho Gecoss Corp...................................      52,000         130,416
 Kawasumi Laboratories, Inc............................      11,000         119,980
 Kayaba Industry Co., Ltd..............................     321,000         556,522
 Keihin Co., Ltd.......................................     100,000         126,241
 Keiyo Co., Ltd........................................     104,900         535,006
 Kentucky Fried Chicken Japan Ltd......................      10,000         207,036
 *#Kenwood Corp........................................     201,000         422,909
 Key Coffee, Inc.......................................      33,000         383,269
 *Kimmon Manufacturing Co., Ltd........................      41,000          57,625
 Kimura Chemical Plants Co., Ltd.......................      27,000          43,856
 *Kinki Nippon Tourist Co., Ltd........................     133,000         346,995
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................     101,000         102,003
 #Kinseki, Ltd.........................................      56,000         376,570
 *Kinsho-Mataichi Corp.................................      42,000          42,064
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          76,839
 Kioritz Corp..........................................      96,000         120,384
 Kishu Paper Co., Ltd..................................     125,000         183,050
 Kitagawa Iron Works Co., Ltd..........................     124,000         168,019
 Kita-Nippon Bank, Ltd.................................       6,806         292,128
 Kitano Construction Corp..............................     116,000         222,589
 Kitz Corp.............................................     234,000         374,179
 Koa Oil Co., Ltd......................................     213,000         647,139
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         247,484
 *Kobayashi Yoko Co., Ltd..............................       6,000          66,150
 Koito Industries, Ltd.................................       8,000          20,131
 *Kokune Corp..........................................      42,000          27,925
 Kokusai Kogyo Co., Ltd................................      60,000         252,988

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Komai Tekko, Inc......................................      53,000    $    135,154
 *Komatsu Construction Co., Ltd........................      29,000          32,705
 *Komatsu Electronics Metals Co., Ltd..................      13,000          80,416
 Komatsu Forklift Co., Ltd.............................     153,000         242,080
 Komatsu Seiren Co., Ltd...............................      75,000         214,610
 Komatsu Wall Industry Co., Ltd........................      14,000         125,955
 Komatsu Zenoah Co.....................................      73,000         148,064
 *Konaka Co., Ltd......................................      27,000         202,239
 Konishi Co., Ltd......................................      28,000         254,503
 Kosaido Co., Ltd......................................      34,000         334,792
 *#Kosei Securities Co., Ltd...........................     137,000         237,519
 Krosaki Corp..........................................      96,000         134,927
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         225,341
 Kurabo Industries, Ltd................................     374,000         638,966
 Kurimoto, Ltd.........................................     204,000         456,691
 Kuroda Electric Co., Ltd..............................      18,000         363,575
 *Kyoden Co., Ltd......................................      17,000         158,812
 Kyodo Printing Co., Ltd...............................     132,000         405,487
 Kyodo Shiryo Co., Ltd.................................     145,000         143,999
 Kyoei Sangyo Co., Ltd.................................      44,000         134,051
 Kyoei Tanker Co., Ltd.................................      53,000          53,080
 Kyokuto Boeki Kaisha, Ltd.............................      36,000         148,460
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         181,798
 Kyokuyo Co., Ltd......................................     167,000         205,201
 Kyoritsu Maintenance Co., Ltd.........................       3,000          75,745
 Kyosan Electric Manufacturing Co., Ltd................      94,000         193,031
 *Kyowa Electronic Instruments Co., Ltd................      30,000          66,908
 Kyowa Leather Cloth Co., Ltd..........................      32,000         134,119
 Kyudenko Corp.........................................     122,000         410,705
 Kyushu Bank, Ltd......................................     192,000         475,072
 Laox Co., Ltd.........................................      21,000          71,049
 Life Corp.............................................      83,000         558,828
 #MR Max Corp..........................................      56,300         160,153
 Maeda Road Construction Co., Ltd......................      20,000          83,319
 Maezawa Industries, Inc...............................      27,700         176,709
 Maezawa Kaisei Industries Co., Ltd....................      20,600         248,788
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          58,913
 Magara Construction Co., Ltd..........................      61,000          69,820
 *Mamiya-Op Co., Ltd...................................      26,000          50,328
 Mars Engineering Corp.................................       7,000         180,273
 #Marubun Corp.........................................      37,800         397,660
 *Marudai Food Co., Ltd................................     232,000         306,548
 Maruei Department Store Co., Ltd......................      72,000         104,831
 Maruetsu, Inc.........................................     189,000         548,771
 Maruha Corp...........................................     434,000         525,972
 #Marusan Securities Co., Ltd..........................     117,000         483,479
 Maruwa Co., Ltd.......................................      13,000         314,551
 *Maruwn Corp..........................................      44,000          74,062
 Maruyama Manufacturing Co., Inc.......................      73,000          92,156
 *#Maruzen Co., Ltd....................................     179,000         540,826
 Maruzen Showa Unyu Co., Ltd...........................     175,000         352,003
 Maspro Denkoh Corp....................................      27,000         349,941
 Matsuda Sangyo Co., Ltd...............................       8,000         103,013
 Matsui Construction Co., Ltd..........................      40,000         101,330
 Matsuo Bridge Co., Ltd................................      37,000          73,801
 Matsuya Co., Ltd......................................      74,000         255,344
 Matsuya Foods Co., Ltd................................       8,000         165,629
 Matsuzakaya Co., Ltd..................................     123,000         319,870
 Meiden Engineering Co., Ltd...........................      31,000         155,496
                                                            SHARES           VALUE+
                                                            ------           ------

 *#Meidensha Corp......................................     296,000    $    607,844
 Meiji Shipping Co., Ltd...............................      47,000          66,453
 Meiko National Securities Co., Ltd....................      99,000         201,633
 *Meisei Industrial Co., Ltd...........................      29,000          68,339
 Meito Sangyo Co., Ltd.................................      38,000         486,433
 Meito Transportation Co., Ltd.........................       5,000          46,878
 *Meiwa Trading Co., Ltd...............................      55,000          53,232
 Mercian Corp..........................................     212,000         499,579
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         378,724
 Miroku Jyoho Service Co., Ltd.........................       3,000          21,713
 #Misawa Homes Co., Ltd................................     190,000         503,703
 Misawa Resort Co., Ltd................................      40,000          82,478
 *Misawavan Corp.......................................      43,000         144,757
 Mito Securities Co., Ltd..............................      35,000          94,555
 Mitsuba Corp..........................................      67,000         287,578
 #Mitsubishi Cable Industries, Ltd.....................     270,000         574,903
 *#Mitsubishi Kakoki Kaisha, Ltd.......................     117,000         207,768
 Mitsubishi Pencil Co., Ltd............................      61,000         420,973
 Mitsubishi Plastics, Inc..............................     310,000         743,562
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         165,629
 Mitsubishi Steel Manufacturing Co., Ltd...............     253,000         261,900
 Mitsuboshi Belting, Ltd...............................     153,000         377,285
 *#Mitsui Construction Co., Ltd........................     314,000         198,199
 Mitsui Home Co., Ltd..................................      97,000         351,852
 Mitsui Matsushima Co., Ltd............................      90,000         158,307
 *Mitsui Mining Co., Ltd...............................     225,000         202,617
 Mitsui Sugar Co., Ltd.................................     116,000         240,162
 *Mitsui Wood Systems, Inc.............................      41,500          35,276
 Mitsui-Soko Co., Ltd..................................     204,000         430,938
 Mitsumura Printing Co., Ltd...........................      23,000         107,238
 Mitsuuroko Co., Ltd...................................      76,000         395,287
 Miura Co., Ltd........................................      31,000         449,007
 *Miura Printing Corp..................................      16,000          57,903
 Miyaji Iron Works Co. Ltd.............................      90,000         148,460
 Miyoshi Oil & Fat Co., Ltd............................     120,000         254,503
 Miyuki Keori Co., Ltd.................................      50,000         178,842
 Mizuno Corp...........................................     120,000         391,853
 Mkc-Stat Corp.........................................      41,000         565,898
 Morinaga & Co., Ltd...................................     220,000         436,963
 Morishita Jinton Co., Ltd.............................       8,000         161,252
 Morita Corp...........................................      72,000         175,122
 Morozoff, Ltd., Osaka.................................      50,000          92,577
 Mory Industries, Inc..................................      66,000         122,202
 #Mos Food Services, Inc...............................      47,000         372,218
 *Mutoh Industries, Ltd................................      61,000         141,180
 Mutow Co., Ltd........................................      38,000         166,302
 *Mycal Hokkaido Corp..................................      26,000         179,650
 *Myojo Foods Co., Ltd.................................      25,000          47,130
 *NAC Co., Ltd.........................................      13,000          82,604
 NOF Corp..............................................      54,000         122,252
 *Nabco, Ltd...........................................     120,000         164,619
 Nachi-Fujikoshi Corp..................................     433,000         685,103
 Nagano Bank, Ltd......................................     122,000         451,776
 Nagano Japan Radio Co., Ltd...........................       6,000          28,278
 Nagatanien Co., Ltd...................................      56,000         359,603
 Naigai Clothes Co., Ltd...............................      30,000         107,558
 *Naigai Co., Ltd......................................     109,000         112,835
 Nakabayashi Co., Ltd..................................      92,000         195,119
 Nakamuraya Co., Ltd...................................      85,000         203,164
 *#Nakano Corp.........................................      66,000          43,881

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Nakayama Steel Works, Ltd.............................     206,000    $    247,921
 Nemic-Lambda KK.......................................       3,484          55,359
 Neturen Co., Ltd., Tokyo..............................      67,000         191,719
 Nichia Steel Works, Ltd...............................      64,900         190,625
 #Nichias Corp.........................................     237,000         624,314
 Nichiban Co., Ltd.....................................      58,000         170,847
 *Nichiboshin, Ltd.....................................       1,190           1,001
 #Nichiha Corp.........................................      48,000         351,456
 *Nichimen Corp........................................     190,000         244,656
 Nichimen Infinity, Inc................................      15,000         179,136
 Nichimo Co., Ltd......................................      54,000          75,442
 *Nichimo Corp.........................................      85,000          52,937
 Nichireki Co., Ltd....................................      44,000         177,378
 Nichiro Corp..........................................     289,000         544,824
 Nidec Tosok Corp......................................       3,000          21,461
 *Nihon Kentetsu Co., Ltd..............................      27,000          55,218
 Nihon Kohden Corp.....................................      85,000         254,671
 Nihon Matai Co., Ltd..................................      50,000          96,785
 #Nihon Nohyaku Co., Ltd...............................     103,000         201,111
 Nihon Nosan Kogyo KK..................................     201,000         372,160
 Nihon Parkerizing Co., Ltd............................      92,000         296,549
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          96,145
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          79,827
 *#Niigata Chuo Bank, Ltd..............................     130,000               0
 *Niigata Engineering Co., Ltd.........................     586,000         429,069
 Nikken Chemicals Co., Ltd.............................     130,000         448,578
 Nikkiso Co., Ltd......................................     107,000         621,360
 Nikko Co., Ltd., Akashi...............................      65,000         148,796
 *Nippei Toyama Corp...................................      34,000          81,266
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         379,145
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000         123,254
 *Nippon Carbon Co., Ltd...............................     177,000         284,523
 Nippon Ceramic Co., Ltd...............................       4,000          72,378
 #Nippon Chemical Industrial Co., Ltd..................     131,000         405,723
 *Nippon Chemiphar Co., Ltd............................      49,000         129,902
 Nippon Chutetsukan KK.................................      44,000          75,173
 *Nippon Columbia Co., Ltd.............................      99,000         174,971
 *Nippon Concrete Industries Co., Ltd..................      65,000          61,269
 Nippon Conlux Co., Ltd................................      63,000         303,812
 *Nippon Conveyor Co., Ltd.............................      43,000          37,999
 Nippon Denko Co., Ltd.................................     159,000         258,265
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         381,350
 *Nippon Denwa Shisetu Co., Ltd........................      90,000         265,864
 #Nippon Felt Co., Ltd.................................      28,000          94,496
 Nippon Fine Chemical Co., Ltd.........................      40,000         171,688
 Nippon Flour Mills Co., Ltd...........................     147,000         355,066
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000         127,083
 Nippon Gas Co., Ltd...................................      62,000         327,167
 Nippon Hume Pipe Co., Ltd.............................      43,000          65,141
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         221,629
 *Nippon Kinzoku Co., Ltd..............................      93,000          97,054
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         325,619
 Nippon Kokan Koji Corp................................       7,000          20,914
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         395,253
 *Nippon Koshuha Steel Co., Ltd........................     151,000         123,270
 *#Nippon Lace Co., Ltd................................      26,000          25,164
 *Nippon Light Metal Co., Ltd..........................     243,000         233,143
 *#Nippon Metal Industry Co., Ltd......................     282,000         374,987
 Nippon Pipe Manufacturing Co., Ltd....................      35,000         113,701
                                                            SHARES           VALUE+
                                                            ------           ------

 *Nippon Piston Ring Co., Ltd..........................     133,000    $    133,201
 Nippon Road Co., Ltd..................................     147,000         236,299
 Nippon Seiki Co., Ltd.................................      38,000         204,360
 Nippon Seisen Co., Ltd................................      39,000          77,133
 Nippon Sharyo, Ltd....................................     215,000         365,511
 Nippon Shinyaku Co., Ltd..............................      59,000         422,067
 Nippon Signal Co., Ltd................................     109,000         344,925
 Nippon Soda Co., Ltd..................................     129,000         379,987
 *Nippon Steel Chemical Co., Ltd.......................     241,000         535,465
 Nippon Suisan Kaisha, Ltd.............................     246,000         465,831
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         213,634
 Nippon Typewriter Co., Ltd............................      11,000          36,660
 *Nippon Valqua Industries, Ltd........................     119,000         201,304
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         173,834
 Nippon Yusoki Co., Ltd................................      49,000         124,541
 Nishimatsuya Chain Co., Ltd...........................      17,000         243,940
 *Nissan Construction Co., Ltd.........................     128,000          94,799
 *#Nissan Diesel Motor Co., Ltd........................     284,000         372,867
 Nissan Shatai Co., Ltd................................     251,000         445,725
 *Nisseki House Industry Co., Ltd......................     260,000         201,313
 Nissha Printing Co., Ltd..............................      81,000         538,546
 #Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         288,790
 Nisshin Oil Mills, Ltd................................     122,000         372,715
 Nissin Corp...........................................     150,000         231,022
 Nissin Electric Co., Ltd..............................     187,000         365,124
 Nissin Kogyo Co., Ltd.................................       6,000         171,688
 Nissin Sugar Manufacturing Co., Ltd...................      48,000          65,444
 *Nissui Pharmaceutical Co., Ltd.......................      13,000          66,958
 #Nitsuko Corp.........................................      75,000         382,511
 Nitta Corp............................................      42,000         384,935
 Nittetsu Mining Co., Ltd..............................     147,000         355,066
 #Nitto Boseki Co., Ltd................................     364,000         643,326
 Nitto Construction Co., Ltd...........................      19,000          32,461
 Nitto Electric Works, Ltd.............................      67,000         554,292
 Nitto Flour Milling Co., Ltd..........................      54,000         108,618
 Nitto Seiko Co., Ltd..................................      56,000          86,719
 *Nitto Seimo Co., Ltd.................................      32,000          21,814
 Nittoc Construction Co., Ltd..........................      61,000         100,109
 Nohmi Bosai, Ltd......................................      59,000         203,585
 Nomura Co., Ltd.......................................       6,000          18,179
 O-M, Ltd..............................................      46,000          48,005
 *OKK Corp.............................................     101,000          96,903
 Obayashi Road Corp....................................      65,000         136,761
 Odakyu Construction Co., Ltd..........................      29,000          57,356
 Odakyu Real Estate Co., Ltd...........................      58,000         101,532
 Ohki Corp.............................................      73,000         121,646
 *Ohkura Electric Co., Ltd.............................      34,000          43,780
 Ohtsu Tire & Rubber Co., Ltd..........................     126,000         214,206
 Oiles Corp............................................      30,000         477,192
 Okabe Co., Ltd........................................      39,000         113,567
 Okamoto Industries, Inc...............................     212,000         472,816
 Oki Electric Cable Co., Ltd...........................      56,000         136,206
 Okinawa Electric Power Co., Ltd.......................      10,000         169,584
 Okuma and Howa Machinery, Ltd.........................      69,000          91,171
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         294,092
 Olympic Corp..........................................      10,000         166,049
 *Ono Sokki Co., Ltd...................................      43,000          78,892
 *Optec Dai-Ichi Denko Co., Ltd........................     192,333         147,301
 Organo Corp...........................................     101,000         483,664

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Oriental Construction Co., Ltd........................      39,000    $    136,543
 Oriental Yeast Co., Ltd...............................      16,000          85,103
 #Origin Electric Co., Ltd.............................      54,000         295,405
 Osaka Oxygen Industries, Ltd..........................     190,000         399,764
 Osaka Securities Finance Co., Ltd.....................      54,000         104,528
 Osaka Steel Co., Ltd..................................      62,000         224,373
 #Osaki Electric Co., Ltd..............................      56,000         311,059
 #Oyo Corp.............................................      47,000         516,597
 P.S.C. Corp...........................................      35,000         116,942
 PCA Corp..............................................       3,000          31,308
 Pacific Industrial Co., Ltd...........................      78,000         218,600
 *#Pacific Metals Co., Ltd.............................     299,000         455,470
 #Parco Co., Ltd.......................................      82,000         324,356
 *#Pasco Corp..........................................     111,500         377,234
 Penta-Ocean Construction Co., Ltd.....................      72,000         113,314
 #Pigeon Corp..........................................      37,000         312,330
 Pilot Corp............................................      32,000         193,907
 Pokka Corp............................................      48,000         161,589
 *Press Kogyo Co., Ltd.................................     143,000         119,147
 *Prima Meat Packers, Ltd..............................     230,000         207,120
 Pulstec Industrial Co., Ltd...........................       7,200          70,897
 Raito Kogyo Co., Ltd..................................      84,900         342,973
 Rasa Industries, Ltd..................................     119,000         260,394
 Renown Look, Inc......................................      50,000          74,482
 *#Renown, Inc.........................................     402,000         318,027
 Rheon Automatic Machinery Co., Ltd....................      40,000         124,221
 #Rhythm Watch Co., Ltd................................     344,000         518,229
 Ricoh Elemex Corp.....................................      11,000          56,935
 #Ricoh Leasing Co., Ltd...............................       4,000          81,299
 #Right ON Co., Ltd....................................      14,000         192,055
 Riken Corp............................................     193,000         503,535
 Riken Keiki Co., Ltd..................................      33,000         137,477
 Riken Vinyl Industry Co., Ltd.........................     123,000         346,785
 Riken Vitamin Co., Ltd................................      16,000         226,225
 *Ringer Hut Co., Ltd..................................      26,000         259,300
 *Roland Corp..........................................      15,400         210,224
 Royal Co., Ltd........................................      62,000         647,029
 *Ryobi, Ltd...........................................     238,000         404,612
 Ryoden Trading Co., Ltd...............................      80,000         237,670
 Ryoyo Electro Corp....................................      45,000         546,120
 *S Foods, Inc.........................................      28,000         210,907
 S.T. Chemical Co., Ltd................................      48,000         298,940
 #SMK Corp.............................................     127,000         513,045
 SPC Electronic Corp...................................      29,000         244,067
 SRL, Inc..............................................      23,000         309,712
 SXL Corp..............................................     148,000         332,570
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          83,656
 Sagami Chain Co., Ltd.................................      37,000         297,694
 Sagami Co., Ltd.......................................      60,000         153,509
 #Sailor Pen Co., Ltd..................................      16,000          55,210
 Sakai Heavy Industries, Ltd...........................      60,000         118,667
 *Sakai Ovex Co., Ltd..................................      85,000          62,952
 Sakata Inx Corp.......................................      92,000         243,898
 *Sakurada Co., Ltd....................................      38,000          31,981
 San-Ai Oil Co., Ltd...................................     118,000         347,585
 Sankei Building Co., Ltd..............................      97,000         293,074
 Sanki Engineering Co., Ltd............................      76,000         418,313
 Sanko Co., Ltd........................................       2,000          18,347
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          54,536
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         232,646
 Sankyo Seiko Co., Ltd.................................      86,000         178,775
                                                            SHARES           VALUE+
                                                            ------           ------

 *Sankyu, Inc., Tokyo..................................     415,000    $    349,268
 Sanoh Industrial Co., Ltd.............................      53,000         222,134
 Sanshin Electronics Co., Ltd..........................      51,000         302,171
 Sanwa Electric Co., Ltd...............................      17,000          39,345
 Sanyo Denki Co., Ltd..................................      36,000         140,885
 Sanyo Industries, Ltd., Tokyo.........................      48,000         173,708
 Sanyo Shokai, Ltd.....................................     200,000         590,810
 Sanyo Special Steel Co., Ltd..........................     339,000         539,227
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         222,782
 Sata Construction Co., Ltd., Gumma....................      61,000          63,146
 Sato Shoji Corp.......................................      31,000         105,925
 Satori Electric Co., Ltd..............................       2,400          21,209
 Sawafugji Electric Co., Ltd...........................      31,000          60,007
 Seika Corp............................................     145,000         203,796
 *Seikitokyu Kogyo Co., Ltd............................      86,000          60,798
 *Seiko Corp...........................................      47,407         194,304
 #Seiren Co., Ltd......................................      81,000         249,503
 *Seiyo Food Systems, Inc..............................     137,000         386,257
 Sekisui Jushi Co., Ltd................................      85,000         302,601
 Sekisui Plastics Co., Ltd.............................     150,000         282,781
 Senko Co., Ltd........................................     205,000         389,918
 Senshukai Co., Ltd....................................      70,000         331,089
 Setouchi Bank, Ltd....................................      11,000          36,568
 Shaddy Co., Ltd.......................................      27,000         345,396
 #Shibaura Engineering Works Co., Ltd..................      71,000         349,562
 Shibusawa Warehouse Co., Ltd..........................     119,000         267,404
 Shibuya Kogyo Co., Ltd................................      54,000         366,302
 *Shikibo, Ltd.........................................     155,000         103,055
 #Shikoku Chemicals Corp...............................      89,000         322,084
 #Shikoku Coca-Cola Bottling Co., Ltd..................      31,000         270,813
 Shimizu Bank, Ltd.....................................      12,600         455,984
 *#Shimura Kako Co., Ltd...............................      55,000         299,949
 Shin Nippon Air Technologies Co., Ltd.................      37,180         119,219
 Shinagawa Fuel Co., Ltd...............................     160,000         669,248
 Shinagawa Refractories Co., Ltd.......................     116,000         205,992
 Shindengen Electric Manufacturing Co., Ltd............      68,000         362,835
 Shin-Etsu Polymer Co., Ltd............................      68,000         339,370
 Shinki Co., Ltd.......................................      13,000         121,663
 *#Shinko Electric Co., Ltd............................     257,000         410,958
 Shinko Shoji Co., Ltd.................................      41,000         240,507
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         415,292
 *Shinmaywa Industries, Ltd............................     168,000         371,857
 *Shinsho Corp.........................................     110,000         145,346
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         182,276
 Shinyei Kaisha........................................      54,000          89,985
 #Shiroki Co., Ltd.....................................     132,000         255,513
 Sho-Bond Corp.........................................      24,100         290,044
 Shobunsha Publications, Inc...........................      25,000         277,731
 *Shochiku Co., Ltd....................................      99,000         424,095
 Shoei Co., Ltd........................................       6,000          70,695
 Shoko Co., Ltd........................................     156,000         224,508
 Shokusan Bank, Ltd....................................      28,000          94,260
 *#Shokusan Jutaku Sogo Co., Ltd.......................     207,000         139,370
 *Showa Aircraft Industry Co., Ltd.....................      22,000          57,398
 #Showa Corp...........................................     117,000         917,724
 *Showa Denko KK.......................................     293,000         584,422
 #Showa Electric Wire & Cable Co., Ltd., Kawasaki......     313,000         495,236

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Showa Highpolymer Co., Ltd............................      79,000    $    235,364
 Showa Mining Co., Ltd.................................       8,000          15,486
 Showa Sangyo Co., Ltd.................................     282,000         522,134
 *#Silver Seiko, Ltd...................................      87,000         113,491
 Sintokogio, Ltd., Nagoya..............................     108,000         299,949
 *Snow Brand Seed Co., Ltd.............................       4,000          16,832
 Soda Nikka Co., Ltd...................................      35,000          60,680
 #Sodick Co., Ltd......................................      24,000         104,831
 *Sokkisha Co., Ltd....................................      40,000          76,081
 Sonton Food Industry Co., Ltd.........................      10,000          71,537
 Sotetsu Rosen Co., Ltd................................      42,000         175,677
 Star Micronics Co., Ltd...............................       6,000          77,260
 Subaru Enterprise Co., Ltd............................      36,000         109,073
 Suminoe Textile Co., Ltd..............................     142,000         218,701
 *Sumitomo Coal Mining Co., Ltd........................     181,000         111,202
 *#Sumitomo Construction Co., Ltd......................     428,000         302,575
 Sumitomo Corporation's Leasing, Ltd...................      38,000         607,642
 Sumitomo Densetsu Co., Ltd............................      50,700         209,508
 *Sumitomo Light Metal Industries, Ltd.................     493,000         464,703
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         256,674
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         232,638
 #Sumitomo Warehouse Co., Ltd..........................     203,000         627,007
 *Sun Wave Corp........................................      88,000         154,789
 Sun-S, Inc............................................      38,300         228,214
 SunTelephone Co., Ltd.................................      65,000         183,260
 Suruga Corp...........................................       5,000          61,858
 *Suzutan Co., Ltd.....................................      62,000          75,661
 *T.Hasegawa Co., Ltd..................................      18,000         190,574
 TYK Corp..............................................      67,000         122,925
 Tabai Espec Corp......................................      34,000         253,812
 Tachihi Enterprise Co., Ltd...........................       8,000         168,995
 Tachikawa Corp........................................      14,000          75,526
 Tachi-S Co., Ltd......................................      16,000          83,084
 Tadano, Ltd...........................................     206,000         355,412
 Taihei Dengyo Kaisha, Ltd.............................      66,000         185,524
 Taihei Kogyo Co., Ltd.................................     114,000         134,321
 Taiheiyo Kouhatsu, Inc................................      90,000          96,953
 Taiho Kogyo Co., Ltd..................................      30,000         320,906
 Taikisha, Ltd.........................................      97,000         620,434
 #Taisei Fire & Marine Insurance Co., Ltd..............     118,000         353,543
 *Taisei Prefab Construction Co., Ltd..................     134,000         129,692
 Taisei Rotec Corp.....................................     127,000         175,290
 Taito Co., Ltd........................................      70,000         143,158
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         519,374
 Takada Kiko Co., Ltd..................................      31,000         120,796
 Takagi Securities Co., Ltd............................      34,000         197,155
 Takamatsu Corp........................................      12,500         126,241
 Takano Co., Ltd.......................................       7,000          97,206
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         192,998
 *#Taka-Q Co., Ltd.....................................      69,500          53,228
 #Takara Co., Ltd......................................      54,000         606,716
 Takara Printing Co., Ltd..............................       6,000          58,071
 *Takarabune Corp......................................      52,000          53,392
 *Takasago Electric Industry Co., Ltd..................      22,000         346,608
 #Takasago International Corp..........................      91,000         483,260
 *Takasaki Paper Manufacturing Co., Ltd................     157,000         114,955
 Takashima & Co., Ltd..................................      60,000          68,675
 Takigami Steel Construction Co., Ltd..................      18,000          58,172
                                                            SHARES           VALUE+
                                                            ------           ------

 Takiron Co., Ltd......................................     140,000    $    407,675
 Tamura Corp...........................................     112,000         357,246
 *Tamura Electric Works, Ltd...........................      74,000         181,232
 *Tanseisha Co., Ltd...................................      26,000          85,996
 Tasaki Shinju Co., Ltd................................      53,000         193,141
 *Tateho Chemical Industries Co., Ltd..................      26,500          50,627
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         140,061
 Tayca Corp............................................      74,000         167,531
 Teac Corp.............................................     109,000         268,785
 Techno Ryowa, Ltd.....................................       3,400          14,880
 Tecmo, Ltd............................................      22,000         247,921
 Teijin Seiki Co., Ltd.................................     138,000         516,832
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         229,128
 *Teikoku Piston Ring Co., Ltd.........................      42,000         111,698
 Teikoku Sen-I Co., Ltd................................      39,000          65,645
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         207,659
 Teisan KK.............................................      39,000         176,586
 Tekken Corp...........................................     274,000         246,743
 Ten Allied Co., Ltd...................................      37,000         124,870
 Tenma Corp............................................      50,000         712,422
 Teraoka Seisakusho Co., Ltd...........................      13,000          72,210
 Tetra Co., Ltd., Tokyo................................      41,000          75,913
 The Daito Bank, Ltd...................................     114,000         320,451
 Tigers Polymer Corp...................................       4,000          18,852
 *Titan Kogyo KK.......................................      36,000          50,295
 Toa Corp..............................................     293,000         337,830
 Toa Doro Kogyo Co., Ltd...............................      85,000         148,796
 *Toa Oil Co., Ltd.....................................      67,000          80,071
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          46,692
 *Tobu Store Co., Ltd..................................      71,000         121,301
 Tochigi Bank, Ltd.....................................      60,000         324,693
 Tochigi Fuji Industrial Co., Ltd......................      51,000         107,305
 Toda Kogyo Corp.......................................      88,000         393,267
 Todentu Corp..........................................      57,000         143,915
 Toenec Corp...........................................      80,000         302,979
 *Toho Co., Ltd........................................      35,000         256,270
 Toho Real Estate Co., Ltd.............................      98,000         330,736
 Toho Titanium Co., Ltd................................      20,000         175,728
 #Toho Zinc Co., Ltd...................................     205,000         389,918
 Tohoku Bank, Ltd......................................      44,000          79,246
 Tohoku Misawa Homes Co. Ltd...........................      24,000         115,132
 *Tohpe Corp...........................................      36,000          37,569
 Tohto Suisan Co., Ltd.................................      54,000         111,345
 Tokai Carbon Co., Ltd.................................     186,000         433,614
 #Tokai Corp...........................................     108,000         695,337
 *#Tokai Kanko Co., Ltd................................     333,000         168,153
 Tokai Pulp Co., Ltd...................................      88,000         325,130
 Tokai Rika Co., Ltd...................................      61,000         580,121
 *Tokai Senko KK, Nagoya...............................      47,000          41,138
 Tokai Tokyo Securities Co., Ltd.......................     366,250         835,329
 Tokico, Ltd...........................................     189,000         351,532
 *Tokimec, Inc.........................................     119,000         143,217
 Toko Electric Corp....................................      39,000         104,376
 Toko, Inc.............................................      81,000         338,125
 Tokushima Bank, Ltd...................................      61,200         353,334
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         458,694
 Tokyo Denki Komusho Co., Ltd..........................      57,000         203,880
 Tokyo Denpa Co., Ltd..................................      11,000         234,220

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tokyo Kikai Seisakusho, Ltd...........................     132,000    $    453,257
 Tokyo Leasing Co., Ltd................................      29,000         145,464
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000         112,936
 #Tokyo Rakutenchi Co., Ltd............................      92,000         288,807
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         312,910
 Tokyo Sangyo Co., Ltd.................................      36,500         100,757
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         265,773
 #Tokyo Tatemono Co., Ltd..............................     244,000         449,722
 *Tokyo Tekko Co., Ltd.................................      67,000          57,516
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         163,036
 Tokyo Tungsten Corp...................................      18,000         175,122
 Tokyotokeiba Co., Ltd.................................     422,000         433,294
 *Tokyu Car Corp.......................................     213,000         155,959
 Tokyu Community Corp..................................      19,000         207,877
 *#Tokyu Construction Co., Ltd.........................     356,000         227,706
 *#Tokyu Department Store Co., Ltd.....................     406,000         389,530
 *Tokyu Hotel Chain Co., Ltd...........................     189,000         324,491
 Tokyu Recreation Corp.................................      18,000          94,075
 Tokyu Store Chain Corp................................     175,000         452,154
 *Tokyu Tourist Corp...................................      38,000          47,972
 Toli Corp.............................................     101,000         186,156
 Tomato Bank, Ltd......................................     128,000         337,182
 Tomen Electronics Corp................................      10,000         413,230
 Tomoe Corp............................................      56,000          96,617
 *Tomoegawa Paper Co., Ltd.............................      55,000         204,132
 Tomoku Co., Ltd.......................................     185,000         392,358
 Tonami Transportation Co., Ltd........................     173,000         326,140
 Topcon Corp...........................................      68,000         202,020
 Topre Corp............................................      85,000         330,500
 Topy Industries, Ltd..................................     325,000         530,635
 Torigoe Co., Ltd......................................      21,000          69,105
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         214,737
 Toshiba Chemical Corp.................................      27,000          66,125
 Toshiba Engineering & Construction Co., Ltd...........     101,000         308,559
 *Toshiba Machine Co., Ltd.............................     294,000       1,021,899
 Toshiba Tungaloy Co., Ltd.............................     124,000         448,746
 Tosho Printing Co., Ltd...............................      94,000         188,285
 Tostem Corp...........................................      27,608         480,967
 Totenko Co., Ltd......................................      35,000          88,664
 Totetsu Kogyo Co., Ltd................................      53,000          90,549
 Totoku Electric Co., Ltd., Tokyo......................      62,000         135,146
 Tottori Bank, Ltd.....................................     127,000         368,751
 *#Towa Corp...........................................      28,000         398,014
 *#Towa Real Estate Development Co., Ltd...............     160,000          98,300
 Toyo Bussan Co., Ltd..................................      11,000          71,284
 #Toyo Chemical Co., Ltd...............................      52,000         178,118
 #Toyo Communication Equipment Co., Ltd................      79,000         463,415
 *Toyo Construction Co., Ltd...........................     290,000         195,253
 *Toyo Electric Co., Ltd...............................      67,000          79,507
 *#Toyo Engineering Corp...............................     247,000         621,554
 *#Toyo Kanetsu KK.....................................     206,000         381,417
 Toyo Kohan Co., Ltd...................................     140,000         421,814
 #Toyo Radiator Co., Ltd...............................     104,000         412,254
 Toyo Securities Co., Ltd..............................     113,000         263,432
 *Toyo Shutter Co., Ltd................................      77,000          85,541
 *Toyo Sugar Refining Co., Ltd.........................      60,000          65,645
 Toyo Tire & Rubber Co., Ltd...........................     307,000         537,418
 Toyo Umpanki Co., Ltd.................................     146,000         378,455
                                                            SHARES           VALUE+
                                                            ------           ------

 Toyo Wharf & Warehouse Co., Ltd.......................     118,000    $    158,896
 Tsubaki Nakashima Co., Ltd............................      47,000         449,747
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          75,543
 *Tsudakoma Corp.......................................     101,000         119,854
 *#Tsugami Corp........................................     124,000         358,997
 *Tsukamoto Co., Ltd...................................      44,000          56,287
 Tsukishima Kikai Co., Ltd.............................      60,000         411,547
 *#Tsumura & Co........................................     124,000         505,100
 Tsurumi Manufacturing Co., Ltd........................      42,000         203,602
 Tsutsumi Jewelry Co., Ltd.............................      24,800         492,577
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         187,031
 *Tsuzuki Denki Co., Ltd...............................       5,000          16,832
 U-Shin, Ltd...........................................      38,000         191,247
 Ube Material Industries, Ltd..........................      16,000          18,313
 Uchida Yoko Co., Ltd..................................      72,000         313,281
 Ueki Corp.............................................      47,000          76,342
 #Uniden Corp..........................................      76,000         345,396
 Unimat Offisco Corp...................................      27,700         291,407
 Unisia Jecs Corp......................................     215,000         354,654
 *Unitika, Ltd.........................................     699,000         547,105
 *Utoc Corp............................................      38,000          43,814
 Wakachiku Construction Co., Ltd.......................     194,000         174,701
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         172,900
 *Wakodo Co., Ltd......................................       2,000          57,229
 Warabeya Nichiyo Co., Ltd.............................       6,000          51,506
 Yahagi Construction Co., Ltd..........................      59,000         169,820
 *Yahagi Corp..........................................      40,000               0
 Yamaichi Electronics Co., Ltd.........................      21,000         323,784
 Yamamura Glass Co., Ltd...............................     213,000         381,830
 *Yamatane Corp........................................     131,000         142,224
 #Yamatane Securities Co., Ltd.........................     203,000         401,490
 Yamato Corp...........................................      36,000         105,740
 *Yamato International, Inc............................      43,000          51,027
 Yamato Kogyo Co., Ltd.................................     130,000         561,269
 Yamaura Corp..........................................      19,000          52,609
 Yamazen Co., Ltd......................................     140,000         268,642
 Yaoko Co., Ltd........................................      29,000         323,388
 Yasuda Warehouse Co., Ltd.............................      18,000          57,718
 Yellow Hat, Ltd., Tokyo...............................      44,000         351,793
 Yokogawa Bridge Corp..................................      70,400         236,405
 *Yokohama Matsuzakaya, Ltd............................      27,000          22,042
 Yokohama Reito Co., Ltd...............................     111,000         714,652
 #Yokowo Co., Ltd......................................      28,000         358,424
 Yomeishu Seizo Co., Ltd...............................      46,000         296,162
 Yomiuri Land Co., Ltd.................................     157,000         510,032
 Yondenko Corp.........................................      58,800         191,018
 Yonekyu Corp..........................................      41,500         373,717
 Yorozu Corp...........................................      26,800         106,686
 Yoshihara Oil Mill, Ltd...............................      36,000          89,379
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         560,512
 #Yuasa Corp...........................................     260,000         490,153
 Yuasa Funashoku Co., Ltd..............................      33,000          57,490
 *#Yuasa Trading Co., Ltd..............................     174,000         212,338
 *Yuken Kogyo Co., Ltd.................................      60,000          63,121
 *Yuki Gosei Kogyo Co., Ltd............................      14,000         102,508
 Yukiguni Maitake Co., Ltd.............................      12,000          68,574
 *Yuraku Real Estate Co., Ltd..........................      39,000          73,851
 Yurtec Corp...........................................     119,000         349,529
 Yushiro Chemical Industry Co., Ltd....................      10,000          58,913
 #Zenchiku Co., Ltd....................................     126,000         239,657

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Zensho Co., Ltd.......................................        6,000   $     61,202
 *Zexel Corp...........................................      214,000        291,769
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $404,717,755)..................................                 225,645,886
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
 *Japanese Yen
   (Cost $1,321,843)...................................                   1,339,378
                                                                       ------------
TOTAL -- JAPAN
  (Cost $406,039,598)..................................                 226,985,264
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01(Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $4,977,473) to be
   repurchased at $4,903,527
   (Cost $4,903,000)...................................   $    4,903      4,903,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $410,942,598)++................................                $231,888,264
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $413,833,136.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                            SHARES           VALUE+
                                                            ------           ------
HONG KONG -- (31.3%)
COMMON STOCKS -- (31.2%)
 ABC Communications (Holdings), Ltd....................      930,000   $     50,674
 ALCO Holdings, Ltd....................................      314,000         22,947
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000         13,077
 *Aeon Credit Service (Asia) Co., Ltd..................      200,000         75,002
 *Allied Group, Ltd....................................    7,298,000        449,119
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        230,556
 *Anex International Holdings, Ltd.....................      152,000          1,754
 *Applied International Holdings, Ltd..................    1,243,000         25,817
 Arts Optical International Holdings, Ltd..............      164,000         33,852
 *Asia Commercial Holdings, Ltd........................       72,800          3,173
 Asia Financial Holdings, Ltd..........................    1,900,794        365,547
 *Asia Securities International, Ltd...................    2,386,600        116,273
 Asia Standard Hotel Group, Ltd........................       38,000          1,072
 Asia Standard International Group, Ltd................    2,870,000        136,145
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         99,808
 Associated International Hotels, Ltd..................      898,000        457,646
 Beauforte Investors Corp., Ltd........................       72,000         62,771
 *Beijing Development (Hong Kong), Ltd.................      166,000         35,542
 *Benelux International, Ltd...........................       30,000            108
 Bossini International Holdings, Ltd...................      122,000         15,329
 Boto International Holdings, Ltd......................    2,290,000         80,739
 *#Burwill Holdings, Ltd...............................    2,059,200        282,487
 *CCT Telecom Holdings, Ltd............................    1,449,700        167,277
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        280,930
 *CNT Group, Ltd.......................................    3,078,000        104,576
 Cafe de Coral Holdings, Ltd...........................    1,191,000        587,880
 *Capetronic International Holdings, Ltd...............      292,490        119,999
 *Capital Asia, Ltd....................................       98,736          2,279
 *Cash On-Line, Ltd....................................       90,073          1,351
 *Central China Enterprises, Ltd.......................    2,104,000         43,430
 *Century City International Holdings, Ltd.............      542,056          5,282
 Champion Technology Holdings, Ltd.....................   12,037,007        313,279
 *Cheerful Holdings, Ltd...............................      900,735         26,561
 Chen Hsong Holdings, Ltd..............................    1,515,000        277,757
 *Cheuk Nang Technologies (Holdings), Ltd..............    7,500,080         46,156
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         32,865
 *Cheung Wah Development Co., Ltd......................      904,000         86,925
 Chevalier (OA) International, Ltd.....................    1,776,251         91,092
 *Chevalier Construction Holdings, Ltd.................      131,203          3,196
 Chevalier International Holdings, Ltd.................    2,923,895        224,921
 *China Aerospace International Holdings, Ltd..........    1,499,400        198,003
 *China Development Corp., Ltd.........................    1,725,000         23,664
 *China Digicontent Co., Ltd...........................    2,710,000          3,474
 *China Everbright International, Ltd..................    1,975,000        139,266
 *China Everbright Technology, Ltd.....................    3,244,000        232,909

                                                            SHARES           VALUE+
                                                            ------           ------

 China Foods Holdings, Ltd.............................    1,544,000   $    380,071
 *China Hong-Kong Photo Products Holdings, Ltd.........    2,338,000        242,799
 *China Investments Holdings, Ltd......................      175,000          6,507
 China Motor Bus Co., Ltd..............................      114,200      1,013,917
 China Online (Bermuda), Ltd...........................   10,580,000        149,209
 China Overseas Land & Investment, Ltd.................    4,558,000        818,124
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        319,608
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         29,647
 *China Star Entertainment, Ltd........................    1,676,400         41,051
 China Strategic Holdings, Ltd.........................    3,760,000         43,868
 #China Travel International Investment, Ltd...........    2,730,000        542,514
 *China United Holdings, Ltd...........................    1,639,800          2,102
 *Chinese Estates Holdings, Ltd........................    1,204,000        135,839
 *Chinney Investments, Ltd.............................    1,144,000         57,935
 Chow Sang Sang Holdings International, Ltd............    1,098,400        214,053
 Chuangs China Investments, Ltd........................    1,347,000         62,171
 Chuang's Consortium International, Ltd................    1,858,884         64,348
 Chun Wo Holdings, Ltd.................................    1,671,917         66,450
 *Chung Hwa Development Holdings, Ltd..................    1,691,712          2,386
 *Cig-Wh International Holdings, Ltd...................      472,000         17,852
 *Climax International Co., Ltd........................      296,000          2,087
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606         15,762
 *Compass Pacific Holdings, Ltd........................      416,000         36,801
 Continental Holdings, Ltd.............................       98,825          6,018
 Continental Mariner Investment Co., Ltd...............    1,629,000        248,533
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         61,048
 *Crocodile Garments, Ltd..............................    1,539,000         37,095
 Cross Harbour Tunnel Co., Ltd.........................      365,603        146,479
 *Culturecom Holdings, Ltd.............................    2,161,000        152,382
 *Cybersonic Technology, Ltd...........................      193,000          5,444
 *DC Finance Holdings, Ltd.............................       27,000            748
 *Dah Hwa International Holdings, Ltd..................    1,122,000         23,735
 Daido Group, Ltd......................................      223,000          3,088
 Dickson Concepts International, Ltd...................      222,000         81,117
 *DigitalHongKong.com..................................       15,318            530
 *Dong-Jun Holdings, Ltd...............................    2,484,000          4,459
 *Dransfield Holdings, Ltd.............................      190,000          2,680
 Dynamic Holdings, Ltd.................................      158,000         19,042
 *Easyknit International Holdings, Ltd.................      707,150         20,671
 #Egana International Holdings, Ltd....................   19,766,208        491,634
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         65,509
 *Ehealthcareasia, Ltd.................................       66,900          1,501
 Elec & Eltek International Holdings, Ltd..............    3,078,790        363,149
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         43,726
 Emperor International Holdings, Ltd...................      644,369         49,568
 *Englong International, Ltd...........................      130,000              0

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Essential Enterprises Co., Ltd.......................      320,000   $     20,924
 *Esun Holdings, Ltd...................................      653,600         70,389
 *Evergo China Holdings, Ltd...........................    3,720,000         57,232
 Fairwood Holdings, Ltd................................      426,000          7,646
 *Fairyoung Holdings, Ltd..............................    1,446,000         28,365
 Far East Consortium International, Ltd................    1,641,378        117,846
 *Far East Holdings International, Ltd.................       70,000          3,051
 *Far East Hotels & Entertainment, Ltd.................    1,853,000        121,161
 First Sign International Holdings, Ltd................    1,050,000         29,616
 Fong's Industries Co., Ltd............................      962,000         71,535
 *Fortuna International Holdings, Ltd..................    2,727,000         17,132
 *Founder Holdings, Ltd................................      590,000        156,959
 Fountain Set Holdings, Ltd............................    1,274,000        147,004
 Four Seas Frozen Food Holdings, Ltd...................      347,184         21,588
 Four Seas Mercantile Holdings, Ltd....................      592,000        134,342
 *Four Seas Travel International, Ltd..................      600,000          2,231
 Frankie Dominion International, Ltd...................      630,173         20,198
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         15,172
 *G-Prop (Holdings), Ltd...............................       18,910          1,479
 Glorious Sun Enterprises, Ltd.........................      840,000        132,465
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        245,807
 Golden Resources Development International, Ltd.......    1,456,500         84,965
 *Gold-Face Holdings, Ltd..............................    2,003,600        215,778
 Goldlion Holdings, Ltd................................    2,052,000        119,703
 *Goldtron (Bermuda) Holdings, Ltd.....................      747,111         34,962
 Golik Holdings, Ltd...................................    1,536,500         42,156
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        158,939
 Grande Holdings, Ltd..................................      504,105        484,729
 Great Wall Electronic International, Ltd..............    3,159,034         67,637
 *Greaterchina Technology Group, Ltd...................      150,410          5,303
 Group Sense (International), Ltd......................    2,062,000         85,919
 *#Guangdong Investment, Ltd...........................    2,150,000        226,031
 *Guangnan Holdings, Ltd...............................      762,000         23,154
 *Guangzhou Investment Co., Ltd........................    3,510,000        373,510
 HKCB Bank Holding Co., Ltd............................    1,130,000        550,527
 HKR International, Ltd................................      403,260        162,859
 Hanny Holdings, Ltd...................................    5,466,336         98,817
 Harbour Centre Development, Ltd.......................      784,000        603,092
 *Harbour Ring International Holdings, Ltd.............    2,636,000        106,457
 Henderson China Holdings, Ltd.........................      911,000        449,672
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         15,481
 High Fashion International, Ltd.......................      178,000         45,642
 *Hikari Tsushin International, Ltd....................    2,248,000         38,620
 *Hinet Holdings, Ltd..................................    2,129,057         21,018
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         91,021
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        598,161
 *Hong Kong Parkview Group, Ltd........................    1,130,000        275,263
 *Hop Hing Holdings, Ltd...............................      660,265         22,856
 Hopewell Holdings, Ltd................................      420,000        214,044
 Hsin Chong Construction Group, Ltd....................    1,569,658         98,609
 *Hualing Holdings, Ltd................................    1,344,000         98,218
 Hung Hing Printing Group, Ltd.........................      934,442        359,410
 IDT International, Ltd................................    4,028,486        397,694
 *IMC Holdings, Ltd....................................      604,000         92,925
 *ITC Corp., Ltd.......................................      466,157         41,238
 *Ideal Pacific Holdings, Ltd..........................      838,000         65,538

                                                            SHARES           VALUE+
                                                            ------           ------

 *Imgo, Ltd............................................    1,464,000   $    114,495
 *Innovative International (Holdings), Ltd.............    1,474,003         13,229
 *Interchina Holdings Co., Ltd.........................    1,805,000        115,708
 *Interform Ceramics Technologies, Ltd.................    1,104,000         22,364
 International Bank of Asia, Ltd.......................    2,615,714        729,400
 International Pipe, Ltd...............................    2,022,392        145,201
 *Iquorom Cybernet, Ltd................................    4,145,000         16,474
 *Island Dyeing & Printing Co., Ltd....................      444,000         11,556
 *Isteelasia.com, Ltd..................................      667,286         17,110
 JCG Holdings, Ltd.....................................    1,048,333        668,665
 Jackin International Holdings, Ltd....................      210,000         12,923
 *Jinhui Holdings Co., Ltd.............................      370,000         11,243
 K Wah International Holdings, Ltd.....................    3,940,915        222,314
 *KPI Co., Ltd.........................................      264,000          4,772
 *KTP Holdings, Ltd....................................      180,400         10,177
 *Kader Holdings Co., Ltd..............................      545,600         15,109
 *Kantone Holdings, Ltd................................      371,706         10,866
 Karrie International Holdings, Ltd....................       66,000          2,792
 Keck Seng Investments (Hong Kong), Ltd................      858,600         73,753
 Kee-Shing Holdings Co., Ltd...........................      886,000         77,243
 King Fook Holdings, Ltd...............................    1,000,000         30,642
 Kingboard Chemical Holdings, Ltd......................      926,000        513,468
 Kingmaker Footwear Holdings, Ltd......................      962,500        201,143
 *Kong Sun Holdings, Ltd...............................      480,000         14,770
 *Kong Tai International Holdings Co., Ltd.............    8,300,000        143,658
 *#Kumagai Gumi Hong Kong, Ltd.........................      970,000        165,402
 *Kwong Sang Hong International, Ltd...................    1,434,000         76,298
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         71,997
 *Lai Sun Development Co., Ltd.........................    2,970,000         75,394
 *Lai Sun Garment (International), Ltd.................    2,325,000         59,021
 *Lam Soon (Hong Kong), Ltd............................      302,310         55,812
 *Lam Soon Food Industries, Ltd........................      228,000         51,155
 *Lamex Holdings, Ltd..................................    3,628,800         32,567
 Le Saunda Holdings, Ltd...............................      236,000         12,708
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd...................      144,000         28,801
 *Leung Kee Holdings, Ltd..............................    2,414,000         42,710
 *Lippo, Ltd...........................................    1,074,760        190,155
 Liu Chong Hing Bank, Ltd..............................      365,000        437,543
 Liu Chong Hing Investment, Ltd........................      635,200        415,334
 *Logic International Holdings, Ltd....................      812,000         95,777
 *Luks Industrial Group, Ltd...........................      537,963         64,833
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        174,803
 *Magnificent Estates, Ltd.............................    3,778,000         21,312
 *Magnum International Holdings, Ltd...................      300,000          4,000
 *Mansion Holdings, Ltd................................    1,420,360         14,568
 *Mansion House Group, Ltd.............................      698,200         25,064
 *Megga (S.) International Holdings, Ltd...............    2,270,100          2,910
 Melbourne Enterprises, Ltd............................       45,500        180,838
 *Melco International Development, Ltd.................      180,000         22,385
 Midland Realty (Holding), Ltd.........................      496,000         43,242
 *Millennium Group, Ltd................................      928,000         14,039
 Min Xin Holdings, Ltd.................................      987,200        117,708
 Miramar Hotel & Investment Co., Ltd...................      203,000        140,542
 #Moulin International Holdings, Ltd...................    3,496,372        313,785
 *Mui Hong Kong, Ltd...................................    1,845,000         19,160

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Multi-Asia International Holdings, Ltd...............    2,800,500   $    186,705
 Nanyang Holdings, Ltd.................................      137,500        102,246
 *National Electronics Holdings, Ltd...................    2,156,000         42,568
 New Island Printing Holdings, Ltd.....................      176,000         29,785
 *New Rank City Development, Ltd.......................        1,664            286
 *New World Cyberbase, Ltd.............................       25,220            382
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        558,578
 *Nph International Holdings, Ltd......................      600,400        103,148
 *Ocean Information Holdings, Ltd......................      122,000          7,430
 *Onfem Holdings, Ltd..................................    1,922,000        165,099
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         93,631
 Oriental Press Group, Ltd.............................    4,080,600        591,179
 Oxford Properties & Finance, Ltd......................      110,000        205,903
 *Pacific Andes International Holdings, Ltd............      156,000          6,300
 *Pacific Concord Holding, Ltd.........................    3,284,758        294,794
 *Pacific Plywood Holdings, Ltd........................   10,210,000         78,540
 *Paramount Publishing Group, Ltd......................      620,000         29,411
 Paul Y. ITC Construction Holdings, Ltd................      632,643         25,550
 *Peace Mark (Holdings), Ltd...........................    6,758,122         48,521
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         31,376
 Pegasus International Holdings, Ltd...................      226,000         23,470
 *Perfect Treasure Holdings, Ltd.......................      642,000         46,093
 Perfectech International Holdings, Ltd................      571,450         63,740
 Pico Far East Holdings, Ltd...........................    1,190,000         85,438
 Playmate Toys Holdings, Ltd...........................    1,585,000         68,075
 Pokfulam Development Co., Ltd.........................      234,000         60,002
 *Poly Investments Holdings, Ltd.......................    2,670,000        142,061
 Prestige Properties Holdings, Ltd.....................      965,000         50,726
 *Prime Succession, Ltd................................      768,000         12,997
 *Prosper Evision, Ltd.................................       96,000          2,228
 *#QPL International Holdings, Ltd.....................    1,191,000        519,167
 *Quality Healthcare Asia, Ltd.........................    1,338,000        126,942
 *RNA Holdings, Ltd....................................       20,600            298
 Raymond Industrial, Ltd...............................      605,400         55,108
 Realty Development Corp, Ltd..........................      475,000        147,680
 *#Regal Hotels International Holdings, Ltd............    1,950,000         58,251
 *Rivera Holdings, Ltd.................................    3,160,000        147,876
 Road King Infrastructure, Ltd.........................      449,000        192,845
 *Ryoden Development, Ltd..............................    1,912,000        127,470
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        123,942
 SA SA International Holdings, Ltd.....................    1,134,000        122,126
 Safety Godown Co., Ltd................................      408,000        179,158
 *Saint Honore Holdings, Ltd...........................      128,000         12,308
 *Same Time Holdings, Ltd..............................      410,000          9,094
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        259,557
 Sea Holdings, Ltd.....................................    1,068,000        246,468
 *Seapower International Holdings, Ltd.................      854,000          6,898
 *Seapower Resources International, Ltd................    2,528,000         46,024
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        256,257
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        159,293
 *#Shenyin Wanguo (Hong Kong), Ltd.....................      847,500        136,907
 *#Shenzhen International Holdings, Ltd................    6,187,500        428,376
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         62,945

                                                            SHARES           VALUE+
                                                            ------           ------

 *Shougang Concord Grand (Group), Ltd..................    1,701,000   $     98,137
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        248,364
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         98,244
 Shui On Construction & Materials, Ltd.................      218,000        290,674
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         30,858
 *Shun Ho Resources Holdings, Ltd......................      483,000         13,562
 *Shun Shing Holdings, Ltd.............................    2,573,600        336,556
 Shun Tak Holdings, Ltd................................    3,422,000        500,151
 Silver Grant International Industries, Ltd............    2,087,000        254,192
 *Simsen Metals & Holdings, Ltd........................    1,024,000          7,352
 *Sincere Co., Ltd.....................................      505,500         33,053
 *Singamas Container Holdings, Ltd.....................      320,000         15,590
 *Sino Foundations Holdings, Ltd.......................    1,074,000         34,424
 *Sinocan Holdings, Ltd................................      350,000          3,186
 *Skynet (International Group) Holdings, Ltd...........      244,240          1,096
 *Solartech International Holdings, Ltd................    4,960,000         12,718
 *Sound International, Ltd.............................       79,200            843
 South China Brokerage Co., Ltd........................    4,060,000         74,956
 South China Industries, Ltd...........................    1,124,000         53,319
 *South China Strategic Investments, Ltd...............      857,400         61,559
 *South Sea Development Co., Ltd.......................    2,603,158         40,717
 Southeast Asia Properties & Finance, Ltd..............      175,692         39,419
 Starlight International Holdings, Ltd.................    5,245,170        100,871
 *Stelux Holdings International, Ltd...................    1,307,702         36,885
 Styland Holdings, Ltd.................................       25,452          2,611
 Sun Hung Kai & Co., Ltd...............................    3,338,600        577,849
 *Suncorp Technologies, Ltd............................      158,400            853
 Suwa International Holdings, Ltd......................    1,062,000         43,570
 *Swank International Manufacturing Co., Ltd...........      638,000          6,544
 Symphony Holdings, Ltd................................    6,950,000         89,996
 *Tack Hsin Holdings, Ltd..............................      542,000        125,775
 Tai Cheung Holdings, Ltd..............................    1,445,000        235,282
 Tai Fook Securities Group, Ltd........................       72,000         11,723
 Tai Sang Land Development, Ltd........................      627,984        143,313
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865        108,190
 *Tak Wing Investment Holdings, Ltd....................      432,800         41,062
 Tan Chong International Limited.......................      402,000         56,178
 Techtronic Industries Co., Ltd........................    1,330,000        443,345
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000         21,812
 *Termbray Industries International (Holdings), Ltd....    2,304,900        132,978
 Tern Properties Co., Ltd..............................       61,200         11,377
 Texwinca Holdings, Ltd................................    1,074,000        426,857
 *Tian An China Investments Co., Ltd...................    4,355,750        109,455
 Tian Teck Land, Ltd...................................    1,098,000        236,498
 *Trasy Gold Ex, Ltd...................................        2,060             10
 *Triplenic Holdings, Ltd..............................    2,378,000         25,000
 Tristate Holdings, Ltd................................      138,000         33,616
 Truly International Holdings, Ltd.....................    1,014,000        328,258
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         21,077
 Tungtex (Holdings) Co., Ltd...........................      788,000        139,419

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Tysan Holdings, Ltd..................................    1,040,773   $     30,690
 *UDL Holdings, Ltd....................................       23,700            201
 *USI Holdings, Ltd....................................      928,999        101,240
 *United Power Investment, Ltd.........................    1,664,000         48,215
 *Universal Appliances, Ltd............................    2,770,000         35,514
 Van Shung Chong Holdings, Ltd.........................      854,400        125,972
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         92,474
 Varitronix International, Ltd.........................      140,000        109,490
 Vitasoy International Holdings, Ltd...................      819,000        140,704
 Wah Ha Realty Co., Ltd................................      278,600         29,289
 *Wah Nam Group, Ltd...................................    1,934,800          5,953
 *Wai Kee Holdings, Ltd................................    1,562,738        112,199
 Wang On Group, Ltd....................................      774,000         25,801
 *Wiltec Holdings, Ltd.................................      378,511          8,395
 *Winfoong International, Ltd..........................    1,210,000         32,112
 Wing Fai International, Ltd...........................    3,380,000        121,336
 Wing On Co. International, Ltd........................      565,000        228,179
 Wing Shan International, Ltd..........................      896,000         52,268
 *Winsan China Investment Group, Ltd...................      384,000         15,016
 *Winsor Properties Holdings, Ltd......................      498,000        161,216
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         19,440
 Wong's International (Holdings), Ltd..................    1,012,000        373,022
 Wong's Kong King International (Holdings), Ltd........    1,139,600         47,485
 World Houseware (Holdings), Ltd.......................      586,447         12,481
 YGM Trading, Ltd......................................      228,000        120,580
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         70,617
 Yaohan International Caterers, Ltd....................      512,000         49,232
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         27,385
 *Yeebo International Holdings, Ltd....................       40,800          2,145
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,964
 *Yoshiya International Corp., Ltd.....................      612,300         23,943
 Yugang International, Ltd.............................   11,916,000        129,857
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         32,924
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $73,541,472)...................................                  40,394,928
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Allied Properties (Hong Kong), Ltd. Rights
   06/13/01............................................    3,393,000          6,525
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            797
 *Asia Standard Hotel Group, Ltd. Warrants 10/08/01....        7,600              0
 *Asia Standard International Group, Ltd. Warrants
   09/30/01............................................      574,000          3,164
 *Champion Technology Holdings, Ltd. Warrants
   12/22/01............................................    2,370,949         10,335
 *China Travel International Investment, Ltd. Warrants
   06/30/03............................................      546,000              0
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200            205
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,440
 *Cosmos Machinery Enterprises, Ltd. Warrants
   06/11/03............................................      204,800              0

                                                            SHARES           VALUE+
                                                            ------           ------

 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................      105,925   $      4,210
 *Gold-Face Holdings, Ltd. Warrants 09/30/01...........      182,145          2,686
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844          2,803
 *Hikari Tsushin International Holdings, Ltd. Warrants
   04/27/02............................................      449,600            980
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000          1,354
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      369,000            993
 *QPL International Holdings, Ltd. Warrants 01/28/04...      238,200         23,515
 *Road King Infrastructure, Ltd. Warrants 09/05/03.....       89,800          2,878
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            550
 *South China Online, Ltd. Warrants 04/18/02...........      812,000          3,435
 *Styland Holdings, Ltd. Warrants 12/31/01.............        5,090            313
 *Tack Hsin Holdings, Ltd. Warrants 01/30/04...........      108,400         16,399
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      290,986          1,231
 *Yunnan Enterprises Holdings, Ltd. Warrants
   09/30/02............................................       48,000          1,600
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      89,476
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $17,945)......................................                      17,945
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $73,559,417)...................................                  40,502,349
                                                                       ------------
SINGAPORE -- (27.6%)
COMMON STOCKS -- (27.5%)
 *ASA Ceramic, Ltd.....................................      356,000         52,156
 #Acma, Ltd............................................      472,600        101,898
 *Alliance Technology & Development, Ltd...............      156,000         10,349
 Amtek Engineering, Ltd................................      540,625        131,509
 *Apollo Enterprises, Ltd..............................      193,000         76,824
 Armstrong Industrial Corp.............................      730,000         62,555
 *Asia Food and Properties, Ltd........................    3,106,000        145,958
 Benjamin (F.J.) Holdings, Ltd.........................      611,000         62,491
 Bonvests Holdings, Ltd................................      825,000        200,684
 *Broadway Industrial Group, Ltd.......................      352,000         26,271
 Bukit Sembawang Estates, Ltd..........................       71,334        508,737
 *CK Tang, Ltd.........................................      307,000         35,218
 CWT Distribution, Ltd.................................      461,500        153,084
 Causeway Investment, Ltd..............................      248,000         26,736
 Central Properties, Ltd...............................       66,000        510,833
 Chemical Industries (Far East), Ltd...................      105,910         57,381
 Chevalier Singapore Holdings, Ltd.....................      220,000         35,880
 Chuan Hup Holdings, Ltd...............................    3,050,000        505,857

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Chuan Soon Huat Industrial Group, Ltd.................      614,000   $    134,083
 *Clipsal Industries Holdings, Ltd.....................      125,000        198,335
 Comfort Group, Ltd....................................    2,469,000        832,641
 Compact Metal Industries..............................      643,000         53,322
 Cosco Investment, Ltd.................................    1,222,000        135,116
 Courts Singapore, Ltd.................................      495,000        161,460
 Cycle & Carriage, Ltd.................................      250,000        425,694
 Dovechem Terminals Holdings, Ltd......................      339,000        149,933
 #Eastern Asia Technology, Ltd.........................      510,000        181,860
 Econ International, Ltd...............................    1,242,000        140,761
 Eltech Electronics, Ltd...............................      704,000        132,330
 Eng Wah Organisation, Ltd.............................      265,000         29,667
 First Capital Corp., Ltd..............................    1,215,000        725,449
 *Freight Links Express Holdings, Ltd..................    1,648,000         77,443
 Fu Yu Manufacturing, Ltd..............................    1,291,000        174,864
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          9,516
 GB Holdings, Ltd......................................      200,000         49,756
 GK Goh Holdings, Ltd..................................    1,120,000        414,858
 GP Industries, Ltd....................................      602,000        256,268
 General Magnetics, Ltd................................      308,000         23,839
 #Ges International, Ltd...............................      590,000        260,945
 *Goldtron, Ltd........................................      473,000         11,767
 Guthrie GTS, Ltd......................................    1,174,400        168,809
 HTP Holdings, Ltd.....................................      479,000         75,472
 Hai Sun Hup Group, Ltd................................    2,604,000        323,915
 #Haw Par Brothers International, Ltd..................      565,200      1,193,638
 *Hind Hotels International, Ltd.......................      171,000        151,260
 Hitachi Zosen (Singapore), Ltd........................      962,000        234,010
 Hong Fok Corp., Ltd...................................    1,796,000        228,371
 Hotel Grand Central, Ltd..............................      875,280        174,203
 *Hotel Plaza, Ltd.....................................    1,189,000        276,082
 Hotel Properties, Ltd.................................    1,393,000      1,101,271
 Hotel Royal, Ltd......................................      144,333        110,116
 Hour Glass, Ltd.......................................      298,000         63,017
 *Huan Hsin Holdings, Ltd..............................      214,000        104,113
 Hup Seng Huat, Ltd....................................      900,200         68,430
 Hwa Hong Corp., Ltd...................................    2,785,000        615,875
 Hwa Tat Lee, Ltd......................................      455,000         74,206
 IDT Holdings, Ltd.....................................      398,000        301,447
 *IPC Corp., Ltd.......................................    1,936,000         96,329
 #Inchcape Motors, Ltd.................................      491,000        456,035
 *Inno-Pacific Holdings, Ltd...........................      962,500         93,121
 *International Factors (Singapore), Ltd...............      290,000         80,965
 Intraco, Ltd..........................................      292,500        161,709
 Isetan (Singapore), Ltd...............................       98,000        109,442
 Jack Chia-MPH, Ltd....................................      638,000        243,375
 Jaya Holdings, Ltd....................................    2,127,000        182,266
 Jurong Cement, Ltd....................................      132,500         90,833
 Jurong Engineering, Ltd...............................      112,000         95,975
 *K1 Ventures, Ltd.....................................    2,842,500        290,723
 Keppel Fels Energy and Infrastructure, Ltd............    1,526,500        843,925
 Keppel Tatlee Finance, Ltd............................      744,750        399,383
 #Keppel Telecommunications and Transportation, Ltd....    1,376,000        897,651
 Khong Guan Flour Milling, Ltd.........................       19,000         17,857
 Kian Ann Engineering, Ltd.............................      868,000        112,770
 *Kian Ho Bearings, Ltd................................      277,000         27,565
 Kim Eng Holdings, Ltd.................................    1,775,200        780,228
 Koh Brothers, Ltd.....................................    1,494,000        113,569

                                                            SHARES           VALUE+
                                                            ------           ------

 *L & M Group Investments, Ltd.........................      451,100   $     52,372
 LC Development, Ltd...................................    1,191,767         92,242
 Labroy Marine, Ltd....................................    2,600,000        402,475
 Lee Kim Tah Holdings, Ltd.............................      795,000         72,520
 Liang Huat Aluminum, Ltd..............................    1,477,000        114,318
 *Lim Kah Ngam, Ltd....................................      350,999         25,712
 *Low Keng Huat Singapore, Ltd.........................      372,000         52,443
 Lum Chang Holdings, Ltd...............................    1,134,030        184,950
 #Magnecomp International, Ltd.........................      466,000        149,424
 Marco Polo Developments, Ltd..........................      925,000        951,178
 *Metalock (Singapore), Ltd............................       60,000         14,098
 Metro Holdings, Ltd...................................    1,575,800        378,964
 *#Natsteel Broadway, Ltd..............................      546,000        721,436
 Natsteel, Ltd.........................................      387,000        220,371
 *Nippecraft, Ltd......................................    1,013,000         47,603
 *Orchard Parade Holdings, Ltd.........................    1,084,022        251,706
 Ossia International, Ltd..............................      708,000         90,026
 Overseas Union Enterprise, Ltd........................      542,000      2,052,565
 Overseas Union Trust (Foreign)........................      163,800        340,493
 PCI, Ltd..............................................      530,000        225,618
 *Pacific Can Investment Holdings, Ltd.................      101,000          3,350
 Pan-United Corp., Ltd.................................    1,624,000        224,457
 Pentex-Schweizer Circuits, Ltd........................      916,000        111,410
 Pertama Holdings, Ltd.................................      459,750         69,897
 *Pokka Corp. (Singapore), Ltd.........................      159,000         18,899
 Prima, Ltd............................................      106,000        234,408
 Provisions Suppliers Corp.............................    3,373,000        214,448
 Republic Hotels and Resorts, Ltd......................      881,000        379,907
 Robinson & Co., Ltd...................................      284,832        677,118
 Rotary Engineering, Ltd...............................    1,231,000        197,362
 SMB United............................................    1,254,000        114,390
 SNP Corp., Ltd........................................      207,495         56,210
 *SPP, Ltd.............................................      454,000         22,589
 San Teh, Ltd..........................................      838,406        136,736
 Scotts Holdings, Ltd..................................    1,807,250        304,737
 Sea View Hotel, Ltd...................................       66,000        246,295
 Sin Soon Huat, Ltd....................................      929,000         61,632
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         56,685
 *Singapore Finance, Ltd...............................      598,000        576,904
 Singapore Reinsurance Corp., Ltd......................    1,400,850        201,359
 *Singapore Shipping Corp., Ltd........................    1,302,000        118,769
 Singapura Building Society, Ltd.......................      139,250         84,683
 Singatronics, Ltd.....................................      748,000        113,721
 Ssangyong Cement (Singapore), Ltd.....................      236,000        203,537
 Stamford Tyres Corp., Ltd.............................       62,000         13,711
 Straits Trading Co., Ltd..............................    1,117,200      1,080,876
 Sunright, Ltd.........................................      378,000         82,546
 Superbowl Holdings, Ltd...............................      490,000         47,407
 Superior Metal Printing, Ltd..........................      490,500         47,455
 Tibs Holdings, Ltd....................................      423,000        299,335
 Tiger Medicals, Ltd...................................      224,000        220,432
 *Transmarco, Ltd......................................      106,500         32,383
 *Tuan Sing Holdings, Ltd..............................    3,362,000        260,215
 United Engineers, Ltd.................................      632,666        444,207
 *United Overseas Bank Securities......................    1,352,000        470,895
 United Overseas Insurance, Ltd........................      125,500        160,968
 *United Overseas Land, Ltd............................    1,104,000        933,829
 United Pulp & Paper Co., Ltd..........................      354,000        112,533
 *Uraco Holdings, Ltd..................................    1,803,600        229,338
 *Van Der Horst, Ltd...................................       18,543         76,047

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vickers Ballas Holdings, Ltd..........................    1,924,000   $  1,244,509
 *#Vickers Capital, Ltd................................      940,553        202,794
 #WBL Corp., Ltd.......................................      510,000        600,561
 Wearnes International (1994), Ltd.....................       33,000          9,304
 Wing Tai Holdings, Ltd................................      661,000        334,372
 *Yeo Hiap Seng, Ltd...................................      102,000         75,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,700,082)...................................                  35,491,018
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $102,710).....................................      172,500        123,977
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $7,541).......................................                       7,544
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $53,810,333)...................................                  35,622,539
                                                                       ------------
AUSTRALIA -- (27.4%)
COMMON STOCKS -- (27.4%)
 *A.I. Engineering Corp., Ltd..........................      129,195         13,425
 A.P. Eagers, Ltd......................................       21,737         45,726
 ARB Corporation, Ltd..................................       12,738         53,591
 Abigroup, Ltd.........................................      129,710        140,702
 *Access1, Ltd.........................................      144,021          2,993
 Adelaide Bank, Ltd....................................      116,153        312,046
 Adelaide Brighton, Ltd................................      572,818        165,502
 Adsteam Marine, Ltd...................................      282,864        312,713
 Adtrans Group Limited.................................       29,000         27,195
 *Airboss, Ltd.........................................       27,480            696
 *Allstate Explorations NL.............................       49,087          2,488
 Amalgamated Holdings, Ltd.............................      266,483        226,930
 *Amity Oil NL.........................................       90,907         36,864
 *An Feng Kingstream Steel, Ltd........................      764,927         31,019
 *Anaconda Nickel NL...................................      500,170        456,355
 *Anzoil NL............................................      123,126          1,685
 *Aquarius Platinum (Australia), Ltd...................       44,452        202,767
 *Ariadne Australia, Ltd...............................      270,353         41,112
 *Ashanti Goldfields Co., Ltd..........................       16,421         37,706
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         10,361
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         19,667
 Atkins Carlyle, Ltd...................................       72,618         92,759
 *AuIron Energy, Ltd...................................      260,290        109,509
 *Auridiam Consolidated NL.............................       63,097          1,695
 *Aurora Gold, Ltd.....................................      226,812         17,820
 Ausdoc Group, Ltd.....................................      116,098         92,981
 *Ausdrill, Ltd........................................      103,961          5,533
 *Aussie Online, Ltd...................................      394,855          1,601
 *Austpac Resources NL.................................      355,118         20,701
 Australand Holdings, Ltd..............................      445,600        325,252
 *Australian Magnesium Corp., Ltd......................       98,792        134,205
 Australian Oil & Gas Corp., Ltd.......................       98,394         84,288
 Australian Pharmaceutical Industries, Ltd.............      287,700        358,746
 Australian Provincial Newspaper Holdings, Ltd.........      389,494        795,643
 *Australian Resources, Ltd............................      141,446         16,490
 #Autron Corporation, Ltd..............................      435,818        128,128
 *Avatar Industries, Ltd...............................      229,505         21,522
 Bank of Queensland, Ltd...............................      130,959        439,446

                                                            SHARES           VALUE+
                                                            ------           ------

 *Beach Petroleum NL...................................      371,700   $     10,739
 *Beaconsfield Gold NL.................................       89,078         10,385
 Bendigo Bank, Ltd.....................................      153,019        476,240
 *Bendigo Mining NL....................................      849,735         73,223
 *Beyond International, Ltd............................       61,256         23,287
 *Biota Holdings, Ltd..................................       97,808         44,124
 *Biotech International, Ltd...........................      149,379         26,123
 *Black Range Minerals NL..............................      169,951          8,356
 Blackmores, Ltd.......................................       27,894         85,542
 *Bligh Oil & Minerals NL Issue 00.....................       88,266          7,830
 *Boulder Group NL.....................................       78,500          6,367
 *Bourse Data, Ltd.....................................       30,700          6,302
 Brandrill, Ltd........................................       96,896        100,196
 *Bridgestone Australia, Ltd...........................       49,000         32,786
 Bristile, Ltd.........................................       81,032         77,178
 *Buderim Ginger, Ltd..................................        7,889          1,639
 *#Burns, Philp & Co., Ltd.............................      651,721        148,657
 CI Technologies Group, Ltd............................      109,822        130,819
 #Caltex Australia, Ltd................................      407,700        421,583
 Campbell Brothers, Ltd................................       61,413        157,204
 *Cape Range, Ltd......................................      516,594         58,917
 Carrington Cotton Corp., Ltd..........................       22,200         47,375
 Casinos Austria International, Ltd....................      258,299         98,197
 Cedar Woods Properties, Ltd...........................       50,913         10,581
 *Centamin Egypt, Ltd..................................      261,882         17,921
 *#Centaur Mining & Exploration, Ltd...................       62,058         15,099
 Central Equity, Ltd...................................      123,243        134,936
 Central Norseman Gold Corp., Ltd......................      409,800         73,742
 Centro Properties, Ltd................................      272,696        399,475
 *Charter Pacific Corp., Ltd...........................       72,823         28,423
 *Circadian Technologies, Ltd..........................       40,370         61,389
 *Cityview Energy Corp., Ltd...........................       52,581         14,392
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      163,017          5,206
 Clough, Ltd...........................................      418,459        193,022
 Coates Hire, Ltd......................................      258,842        128,449
 *Comet Resources NL...................................       83,600         22,035
 Consolidated Manufacturing Industries, Ltd............       32,784         18,446
 *Consolidated Minerals, Ltd...........................      123,800         30,749
 Consolidated Paper Industries, Ltd....................       68,585         41,718
 Consolidated Rutile, Ltd..............................      333,372        179,121
 *Coolgardie Gold NL...................................      222,685          3,499
 *Coplex Resources NL..................................      231,400         10,556
 Corporate Express Australia, Ltd......................      176,355        438,022
 *Corporate Express Australia, Ltd. Issue 01...........      176,355        429,083
 Coventry Group, Ltd...................................       63,616        122,536
 Crane (G.E) Holdings, Ltd.............................       96,826        360,738
 *Croesus Mining NL....................................       97,100         15,750
 *Cudgen RZ, Ltd.......................................       36,650          3,530
 *DC International, Ltd................................      299,350          4,552
 *DJL, Ltd.............................................      277,900          1,409
 *Dalrymple Resources NL...............................       62,885         20,400
 Danks Holdings, Ltd...................................       10,425         41,006
 *Davnet Limited.......................................      402,200         32,008
 Delfin Property Group, Ltd............................       26,361        100,216
 *Delta Gold NL........................................      442,483        309,520
 *Denehurst, Ltd.......................................       95,000          3,515
 *Devex, Ltd...........................................      205,364         87,441
 *Devine, Ltd..........................................       44,183          3,919

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Diamin Resources NL..................................      212,131   $     13,441
 Dollar Sweets Holdings, Ltd...........................      137,218         66,077
 *Dominion Mining, Ltd.................................      168,015         28,956
 #Downer Group, Ltd....................................      358,879         98,596
 *Durban Roodepoort Deep, Ltd..........................       18,619         19,347
 *Easycall Communications (Philippines), Ltd...........      177,300          7,369
 *#Ecorp Limited.......................................      254,988         83,625
 *Emporer Mines, Ltd...................................      120,600         18,951
 #Energy Developments, Ltd.............................      162,332        882,910
 *Energy Equity Corp., Ltd.............................      325,630         13,700
 Energy Resources of Australia, Ltd. Series A..........      231,589        275,866
 *Environmental Solutions International, Ltd...........       67,364         21,171
 Equigold NL...........................................       99,000         23,084
 Fleetwood Corp., Ltd..................................       41,130         26,269
 Foodland Associates, Ltd..............................      114,415        536,460
 *Forest Place Group, Ltd..............................       85,192         16,625
 *Formulab Neuronetics Corp., Ltd......................        1,061            973
 Forrester Parker Group, Ltd...........................      142,602         55,658
 Freedom Furniture, Ltd................................      123,400         75,060
 Futuris Corp., Ltd....................................      638,000        753,510
 GUD Holdings, Ltd.....................................       83,979         72,366
 GWA International, Ltd................................      415,102        494,465
 Gazal Corp., Ltd......................................       71,177         82,981
 *Geo2, Ltd............................................      164,199          4,994
 George Weston Foods, Ltd..............................       77,119        203,272
 *Golden West Refining Corp., Ltd......................       17,330          3,162
 Goldfields, Ltd.......................................      477,502        379,761
 *Goldstream Mining NL.................................       90,901         23,038
 Gowing Bros., Ltd.....................................       53,011         61,265
 *Gradipore, Ltd.......................................       21,628         43,852
 *Graincorp, Ltd. Series A.............................       36,600        193,870
 Grand Hotel Group.....................................      347,700        200,919
 *Grange Resources, Ltd................................       57,506          3,061
 *Greenfields Energy Corp., Ltd........................      193,687          9,131
 Green's Foods, Ltd....................................       66,082          8,374
 #Gunns, Ltd...........................................       80,478        178,675
 HIH Insurance, Ltd....................................      791,605         70,220
 *Hamilton Island, Ltd.................................       52,600         61,057
 Hancock and Gore, Ltd.................................       52,973         31,148
 Haoma Mining NL.......................................       98,816          6,261
 *Hardman Resources NL.................................      314,890        118,114
 *Hardman Resources NL Issue 01........................       22,492          2,850
 Harris Scarfe Holdings, Ltd...........................      107,660         40,383
 Hartley Poynton, Ltd..................................       84,981         59,445
 Healthscope, Ltd......................................       58,987         46,943
 *Helix Resources NL...................................       25,000          8,110
 Henry Walker Group, Ltd...............................      287,948        144,498
 *Herald Resources, Ltd................................       69,910         18,781
 Hills Industries, Ltd.................................      223,530        283,262
 #Hills Motorway Group.................................      279,349        668,346
 Housewares International, Ltd.........................       87,100         34,878
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          2,067
 Institute of Drug Technology Australia, Ltd...........       44,372         94,690
 *Intellect Holdings, Ltd..............................       75,070         42,999
 Ipoh, Ltd.............................................      179,956        132,266
 Iron Carbide Australia, Ltd...........................       92,740         42,167

                                                            SHARES           VALUE+
                                                            ------           ------

 *Ixla, Ltd............................................       89,921   $      3,738
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000          8,871
 Jones (David), Ltd....................................      593,400        339,890
 Joyce Corp., Ltd......................................       13,049          4,299
 *Jubilee Gold Mines NL................................      133,974        109,878
 Jupiters, Ltd.........................................      208,795        393,709
 Just Jeans Holdings, Ltd..............................       94,342         54,516
 *Keycorp, Ltd.........................................       67,609         92,804
 *Kidston Gold Mines, Ltd..............................      246,300         18,727
 King Island (The) Co., Ltd............................       22,000         20,073
 *Kingsgate Consolidated NL............................       71,492         28,991
 *Kolback Group, Ltd...................................       90,810         50,173
 *Kresta Holdings, Ltd.................................       56,700          1,437
 Lemarne Corp., Ltd....................................       20,790         11,065
 *Leo Shield Exploration, Ltd..........................      286,300          6,821
 *Lynas Gold NL........................................       40,500          2,874
 *MRI Holdings, Ltd....................................       36,169          3,667
 *MacMahon Holdings, Ltd...............................      192,179         11,203
 Magellan Petroleum Australia, Ltd.....................       32,760         37,363
 Maryborough Sugar Factory, Ltd........................          600          1,673
 *Maxi-Cube, Ltd.......................................      128,356          9,759
 Mayne Nickless, Ltd...................................       55,817        170,607
 McConnell Dowell Corp., Ltd...........................       62,776         58,868
 McGuigan (Brian) Wines, Ltd...........................       51,441         81,354
 McPherson's, Ltd......................................       61,500         34,914
 *Media Entertainment Group, Ltd.......................      150,814          9,173
 *Micromedical Industries, Ltd.........................      150,461         54,150
 *Mikoh Corp., Ltd.....................................       39,999          1,257
 *Mineral Deposits, Ltd................................       49,458          5,641
 *Mobile Computing Corp................................       75,400        150,967
 Mobile Innovations, Ltd...............................       84,600          9,220
 Monadelphous Group, Ltd...............................       18,988         20,790
 *Mosaic Oil NL........................................      345,724         28,915
 *Mount Kersey Mining NL...............................      146,152          4,445
 *Murchison United NL..................................       71,536         54,391
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,193
 Namoi Cotton Cooperative, Ltd.........................      135,353         25,385
 National Can Industries, Ltd..........................       97,017         40,817
 National Foods, Ltd...................................      452,774        442,947
 *Nautronix, Ltd.......................................       74,694         20,067
 Newcrest Mining, Ltd..................................      129,349        268,819
 *Norgard Clohessy.....................................       60,281         11,306
 Normandy Mt. Leyshon, Ltd.............................      133,376         30,761
 *Normans Wine, Ltd....................................       35,848          3,271
 North Flinders Mines, Ltd.............................       99,807        369,315
 *Novogen, Ltd.........................................      105,184        115,377
 *Novus Petroleum, Ltd.................................      245,359        223,865
 #OPSM Protector, Ltd..................................      257,306        315,630
 Oil Company of Australia, Ltd.........................       51,800         59,078
 *Online Advantage, Ltd................................        2,475             83
 *Orbital Engine Corp., Ltd............................      537,358        169,421
 *Oriel Communications.................................       27,653            645
 *Oropa, Ltd...........................................      333,580          4,734
 Oroton International, Ltd.............................       38,427         63,304
 PMP Communications, Ltd...............................      381,871        160,660
 Pacific BBA, Ltd......................................      279,219        509,519
 Pacific Hydro, Ltd....................................      149,131        329,887
 *Pan Pacific Petroleum NL.............................      327,800         15,287
 *Pan Palladium, Ltd...................................        3,925            716

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Paperlinx, Ltd........................................      215,513   $    459,905
 *Pasminco, Ltd........................................    1,000,857        228,295
 *Payce Consolidated, Ltd..............................       18,000          5,931
 Penfold (W.C.), Ltd...................................       14,100         10,864
 *Peptide Technology, Ltd..............................      176,600        222,001
 *Perilya Mines NL.....................................      263,500         36,730
 Permanent Trustee Co., Ltd............................       20,052         76,231
 Perpetual Trustees Australia, Ltd.....................       47,694        967,022
 Petaluma, Ltd.........................................       32,470         81,470
 Peter Lehmann Wines, Ltd..............................       35,586         44,193
 *Petsec Energy, Ltd...................................       97,992          6,706
 *Pima Mining NL.......................................      214,601         27,630
 Plaspak Group, Ltd....................................       83,071         27,791
 *Pocketmail Group, Ltd................................       10,933            305
 *Polartechnics, Ltd...................................       37,205         45,450
 *Port Douglas Reef Resorts, Ltd.......................      251,655         12,756
 Portman Mining, Ltd...................................      241,600        159,204
 *Precious Metals Australia, Ltd.......................      106,059          1,774
 *Preston Resources NL.................................       64,000          8,759
 Prime Television, Ltd.................................      172,440        141,601
 *Progen Industries, Ltd...............................       24,788         16,837
 *Prophecy International Holdings, Ltd.................       51,900         14,469
 *Psiron, Ltd..........................................       40,381          5,219
 *Quantum Resources, Ltd...............................      115,007          2,040
 Queensland Cotton Holdings, Ltd.......................       39,866         70,929
 *Quiktrak Networks, Ltd...............................      396,495         16,078
 Raptis Group, Ltd.....................................       12,000            882
 Rebel Sport, Ltd......................................       77,898         33,168
 *Redfire Resources NL.................................       27,900          2,192
 Reece Australia, Ltd..................................       32,100        318,914
 *Reinsurance Australia Corp., Ltd.....................      399,993         13,787
 *Resolute, Ltd........................................      324,045         15,604
 Ridley Corp., Ltd.....................................      577,630        202,028
 Rock Building Society, Ltd............................       11,373         15,507
 Rural Press, Ltd......................................      211,201        497,808
 SPC, Ltd..............................................       91,854         34,920
 Sabre Group, Ltd......................................       40,702         32,185
 Schaffer Corp., Ltd...................................       16,698         33,687
 Scientific Services, Ltd..............................      122,237         27,572
 Scott Corp., Ltd......................................       43,000         39,887
 Select Harvests.......................................       41,257         33,460
 Simeon Wines, Ltd.....................................      203,870        282,220
 #Simsmetal, Ltd.......................................      163,152        441,617
 Singleton Group, Ltd..................................      134,020        253,391
 *Sino Securities International, Ltd...................        8,118          1,234
 Skilled Engineering, Ltd..............................      127,146         64,449
 *Solution 6 Holdings, Ltd.............................      167,494         88,297
 Sonic Healthcare, Ltd.................................       83,000        313,981
 Sons of Gwalia, Ltd...................................      231,351      1,105,848
 Southern Cross Broadcasting (Australia), Ltd..........       46,080        301,077
 *Southern Pacific Petroleum NL........................      370,840        165,418
 *Southern Star Group, Ltd.............................      154,982         25,139
 *Spectrum Network Systems, Ltd. Series B..............      616,446        135,612
 Spotless Group, Ltd...................................      438,502      1,511,225
 *St. Barbara Mines, Ltd...............................      375,500         31,406
 *Straits Resources, Ltd...............................       56,534         15,474
 *Strategic Minerals Corp. NL..........................       13,100            266
 *Striker Resources NL.................................      316,300         18,438
 Structural Systems, Ltd...............................       26,367         13,098

                                                            SHARES           VALUE+
                                                            ------           ------

 Sunland Group, Ltd....................................       75,095   $     13,056
 Sydney Aquarium, Ltd..................................       24,135         42,206
 *Takoradi, Ltd........................................      993,152          4,027
 *Tandou, Ltd..........................................        3,100          2,043
 *Tanganyika Gold NL...................................      104,360        121,350
 *Tap Oil..............................................      193,100        120,393
 Tassal, Ltd...........................................       96,243         34,637
 *Techniche, Ltd.......................................       43,482          7,714
 Telecasters Australia, Ltd............................       30,643        201,924
 Television & Media Services, Ltd......................      184,398         58,886
 Tempo Service, Ltd....................................       98,174        102,512
 Ten Network Holdings, Ltd.............................      110,000        108,170
 Thakral Holdings Group................................    1,173,843        374,855
 *Third Rail, Ltd......................................      151,200          7,281
 Ticor, Ltd............................................      347,850        195,717
 Timbercorp Limited....................................      230,149        154,108
 *Titan Resources NL...................................       50,000          6,083
 #Toll Holdings, Ltd...................................       94,960        805,284
 *Tooth & Co., Ltd.....................................      153,000         13,184
 Tourism Assets Holdings, Ltd..........................      394,364        127,735
 *#Transcom International, Ltd.........................      118,238         25,472
 *Triako Resources, Ltd................................        5,400          1,451
 Troy Resources NL.....................................       22,548          8,572
 *Union Capital, Ltd...................................      395,200          9,014
 Union Gold Mining Co. NL..............................      142,500         97,513
 United Construction Group, Ltd........................       81,554         89,292
 Utility Services Corp., Ltd...........................      116,121         37,082
 *Valdera Resources, Ltd...............................        5,530              0
 VeCommerce, Ltd.......................................       13,680         21,565
 *Victoria Petroleum NL................................      347,973         10,759
 Villa World, Ltd......................................      134,700         43,698
 #Village Roadshow, Ltd................................      356,394        265,559
 Vision Systems, Ltd...................................      180,132        292,182
 *Voicenet (Australia), Ltd............................      112,661         10,565
 *Vos Industries, Ltd..................................      102,161          2,020
 *Walhalla Mining Company NL...........................       95,388          1,499
 Waterco, Ltd..........................................       22,304         20,915
 Watpac, Ltd...........................................      122,796         16,183
 Wattyl, Ltd...........................................      150,314        130,289
 *Webster, Ltd.........................................       33,551          6,462
 *Westel Group, Ltd....................................      164,855         13,788
 *Western Metals, Ltd..................................      385,787         26,399
 Westralian Sands, Ltd.................................      293,919        674,898
 White (Joe) Maltings, Ltd.............................       14,067         25,812
 Wide Bay Capricorn Building Society, Ltd..............       26,958         51,926
 *Williams R.M. Holdings, Ltd..........................       24,075         12,081
 *Wine Planet Holdings, Ltd............................       48,101          8,412
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         36,689
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $50,934,999)...................................                  35,379,207
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $25,901)......................................                      25,083
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $42,053)......................................       32,553         19,306
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        2,204            475

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Access1 Options 11/30/02.............................       13,092   $         86
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369            265
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Beaconsfield Gold NL Options 03/15/02................        8,908             45
 *Bligh Oil & Minerals NL Options 02/15/02.............       29,422            820
 *Campbell Brothers Ltd. Rights 06/20/01...............       12,282          2,490
 *Mosaic Oil NL Options 06/30/02.......................       31,429            717
 *Ridley Corp., Ltd. Options 04/30/02..................       57,485          3,934
 *Surfboard, Ltd. Options 12/31/01.....................       28,753             15
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $3,334)........................................                       8,847
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $51,006,287)...................................                  35,432,443
                                                                       ------------
NEW ZEALAND -- (11.9%)
COMMON STOCKS -- (11.8%)
 *AFFCO Holdings, Ltd..................................      503,188         63,745
 *#Advantage Group, Ltd................................      101,600         31,139
 Baycorp Holdings, Ltd.................................      200,614        955,897
 CDL Hotels NZ, Ltd....................................      657,244         48,345
 CDL Investments NZ, Ltd...............................      262,935         20,415
 Cavalier Corp., Ltd...................................       88,507        200,735
 Ceramco Corp., Ltd....................................       77,120         56,727
 Colonial Motor Co., Ltd...............................       47,895         54,998
 Corporate Investments, Ltd............................      503,564        991,867
 *Cue Energy Resources NL..............................      452,354          9,612
 DB Group, Ltd.........................................      132,089        294,181
 Ebos Group, Ltd.......................................       57,108         58,343
 *Evergreen Forests, Ltd...............................      323,301         66,058
 Fernz Corp., Ltd......................................      391,902        608,573
 Fisher & Paykel Industries, Ltd.......................      307,890      1,195,283
 *Force Corp., Ltd.....................................      380,914         37,359
 Hallenstein Glassons Holdings, Ltd....................      142,638        153,300
 Hellaby Holdings, Ltd.................................      118,179         97,071
 Horizon Energy Distribution, Ltd......................        8,084         38,651
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,512,455
 *Kingsgate International Corp., Ltd...................      479,679         24,111
 *Met Lifecare, Ltd....................................      202,860        107,768
 Michael Hill International, Ltd.......................       90,546        140,606
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760        911,989
 *New Zealand Oil & Gas, Ltd...........................      402,731         65,830
 New Zealand Refining Co., Ltd.........................       62,819        408,169
 Northland Port Corp. (New Zealand), Ltd...............      108,571         77,643
 Nuplex Industries, Ltd................................      194,410        270,115
 *Otter Gold Mines, Ltd................................       89,321          6,972
 Owens Group, Ltd......................................      138,522         42,455
 *Pacific Retail Group, Ltd............................      123,160         64,422
 Port of Tauranga, Ltd.................................      200,316        507,527
 Ports of Auckland.....................................      347,158        817,149
 Reid Farmers, Ltd.....................................      146,734         59,963
 Restaurant Brand New Zealand, Ltd.....................      237,245        140,578
 *Richina Pacific, Ltd.................................      137,322         35,915

                                                            SHARES           VALUE+
                                                            ------           ------

 Sanford, Ltd..........................................      250,512   $    650,060
 Scott Technology, Ltd.................................       48,074         30,254
 *Seafresh Fisheries...................................       80,520          2,336
 *Shotover Jet, Ltd....................................      106,500         21,761
 Sky City, Ltd.........................................      273,558      1,101,126
 South Port New Zealand, Ltd...........................       30,744         15,076
 Steel & Tube Holdings, Ltd............................      151,610        110,900
 *Summit Gold, Ltd.....................................      107,419          3,907
 #Tasman Agriculture, Ltd..............................      261,760        146,546
 Taylors Group, Ltd....................................       29,646         14,174
 Tourism Holdings, Ltd.................................      222,252        128,969
 *Trans Tasman Properties, Ltd.........................      891,408         83,783
 Tranz Rail Holdings, Ltd..............................      316,409        465,482
 Trustpower, Ltd.......................................      458,529        657,696
 Warehouse Group, Ltd..................................      503,486      1,148,083
 #Waste Management NZ, Ltd.............................      254,272        384,461
 Williams & Kettle, Ltd................................       38,372         47,826
 Wrightson, Ltd........................................      317,720         86,990
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,367,334)...................................                  15,275,396
                                                                       ------------

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,192).....................................          201         83,047
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $38,612)......................................                      38,487
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $18,616,138)...................................                  15,396,930
                                                                       ------------
                                                            SHARES
                                                            ------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad.................................        7,100          1,756
 *Apl Industries Berhad................................        4,100            572
 *Arensi Holdings (Malaysia) Berhad....................       33,000          3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,896,067)....................................                     406,815
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

UNITED STATES -- (0.0%)
                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950   $        276
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         276
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc.3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $1,969,695) to be
   repurchased at $1,940,209
   (Cost $1,940,000)...................................   $    1,940      1,940,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $201,832,544)++....                $129,301,352
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
   @  Denominated in local currency or the Euro.
  ++  The cost for federal income tax purposes is $202,410,896.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (99.3%)
COMMON STOCKS -- (99.1%)
 600 Group P.L.C.......................................      100,910   $    101,782
 AEA Technology P.L.C..................................       35,705        112,098
 AIM Group P.L.C.......................................       32,063         88,821
 AIT Group P.L.C.......................................        6,891         80,274
 API Group P.L.C.......................................       51,500         92,184
 ASDA Property Holdings P.L.C..........................       94,000        320,492
 *ASW Holdings P.L.C...................................      949,314         87,660
 Abacus Polar P.L.C....................................       75,000        299,396
 Abbeycrest P.L.C......................................       42,590         60,807
 Abbot Group P.L.C.....................................       92,595        230,199
 Acal P.L.C............................................       13,671        113,129
 *Acatos & Hutcheson P.L.C.............................       79,000         60,042
 *Action Computer Supplies Holdings, Ltd...............       88,000         67,508
 Adam & Harvey Group P.L.C.............................       10,500         19,615
 *Advanced Medical Solutions P.L.C.....................       24,258          5,600
 Advanced Power Components, Ltd........................        7,871         12,356
 *African Lakes Corp. P.L.C............................        7,760          2,205
 Airflow Streamlines P.L.C.............................       20,500         22,279
 Airsprung Furniture Group P.L.C.......................       58,000         68,389
 Alba P.L.C............................................      105,025        615,453
 *Alexanders Holdings P.L.C............................       71,000         18,660
 Alexandra Workwear P.L.C..............................       86,243        140,896
 *Alexon Group P.L.C...................................      106,500        185,338
 Allders P.L.C.........................................       16,000         38,186
 Allen P.L.C...........................................       25,000         92,873
 Alpha Airports Group P.L.C............................      331,241        301,163
 Alphameric P.L.C......................................       72,688        117,202
 Alumasc Group P.L.C...................................      100,245        167,332
 Alvis P.L.C...........................................      150,000        295,134
 *Amberley Group P.L.C.................................      200,000         63,218
 Amey P.L.C............................................       60,769        299,564
 Amstrad P.L.C.........................................      149,652        132,874
 *Andrew Sykes Group P.L.C.............................      203,650        232,894
 *Anglesey Mining P.L.C................................       55,000          1,953
 Anglo Eastern Plantations P.L.C.......................       57,166         27,612
 Anite Group P.L.C.....................................      250,000        523,854
 Applied Optical Technologies P.L.C....................       21,300         31,923
 Aquarius Group P.L.C..................................        8,000          3,466
 *Arena Leisure P.L.C..................................       97,408        131,461
 Armitage Brothers P.L.C...............................        4,000          8,183
 Armour Trust P.L.C....................................      198,500         52,169
 Ascot P.L.C...........................................       53,435        307,818
 Ashtenne Holdings P.L.C...............................       50,000        150,586
 Aukett Associates P.L.C...............................      146,304         19,745
 Austin Reed Group P.L.C...............................       68,999        142,621
 Avesco P.L.C..........................................       29,998        375,019
 Avon Rubber P.L.C.....................................       60,364        127,345
 *Axis-Shield P.L.C....................................       18,284         98,054
 *Azlan Group P.L.C....................................      185,000        403,421
 BNB Resources P.L.C...................................       49,000         38,634
 BPP Holdings P.L.C....................................       53,250        349,872
 *BS P.L.C.............................................        7,000         16,010
 BSS Group P.L.C.......................................       47,905        190,553
 Babcock International Group P.L.C.....................      310,464        500,593
                                                            SHARES           VALUE+
                                                            ------           ------

 Baggeridge Brick P.L.C................................       98,000   $    139,221
 Bailey (Ben) Construction P.L.C.......................       26,000         22,716
 *Bailey (C.H.) P.L.C..................................      109,500         11,667
 *Bailey (C.H.) P.L.C. Class B.........................       10,000          2,841
 Barlows P.L.C.........................................       50,000         50,077
 Barr (A.G.) P.L.C.....................................       43,000        319,178
 Baynes (Charles) P.L.C................................      341,378        295,831
 Beattie (James) P.L.C.................................      132,247        340,050
 Bellway P.L.C.........................................       93,000        576,033
 Bemrose Corp. P.L.C...................................       50,375        187,139
 Benchmark Group P.L.C.................................       26,892        114,801
 Bentalls P.L.C........................................       91,617        130,153
 Bespak P.L.C..........................................       55,918        470,671
 Bett Brothers P.L.C...................................       33,108        127,462
 *Biocompatibles International P.L.C...................       31,250        136,513
 *Biotrace International P.L.C.........................       50,000         44,039
 Birse Group P.L.C.....................................      421,901         61,434
 *Bizspace P.L.C.......................................        8,695          4,014
 Black Arrow Group P.L.C...............................       56,500         63,811
 Blacks Leisure Group P.L.C............................       60,959        159,776
 *Blagden Industries P.L.C.............................      131,092         20,486
 Blick P.L.C...........................................       68,555        231,303
 Bloomsbury Publishing P.L.C...........................        5,307         60,992
 Body Shop International P.L.C.........................      194,000        264,576
 Boosey & Hawkes P.L.C.................................       35,500         79,935
 Boot (Henry) & Sons P.L.C.............................       47,000        183,615
 *Bradstock Group P.L.C................................      130,000         13,389
 Brake Brothers P.L.C..................................       15,600        157,348
 Brammer (H.) P.L.C....................................       86,623        621,445
 Brewin Dolphin Holdings P.L.C.........................       27,309         55,866
 Bristol Water Holdings P.L.C..........................       12,000        163,229
 Britax International P.L.C............................      120,297        233,273
 *British Biotech P.L.C................................      198,000         61,882
 British Polythene Industries P.L.C....................       56,740        195,469
 Britt Allcroft Co. P.L.C..............................       25,000        218,420
 Brockhampton Holdings P.L.C...........................       12,000         42,619
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         67,167
 Brown & Jackson P.L.C.................................      296,819        147,583
 *Brunel Holding PLC...................................       11,935          4,790
 Budgens P.L.C.........................................      306,137        354,447
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          7,671
 Bullough P.L.C........................................      256,000        143,653
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        348,087
 *Burn Stewart Distillers P.L.C........................      142,500         49,091
 *Burnden Leisure P.L.C................................       33,000          4,688
 Burndene Investments P.L.C............................      175,001         78,312
 Burtonwood Brewery P.L.C..............................       38,000        103,918
 Business Post Group P.L.C.............................       25,000         78,134
 *CLS Holdings P.L.C...................................      102,907        345,743
 *CML Microsystems P.L.C...............................        3,361         27,335
 Cadcentre Group P.L.C.................................       10,000         77,211
 Caffyns P.L.C.........................................        6,000         29,833
 *Cairn Energy P.L.C...................................       60,206        289,091
 *Calluna P.L.C........................................       77,140          9,315
 Camellia P.L.C........................................        2,950        127,820
 Cammell Laird Group P.L.C.............................      256,158         21,834

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Cannons Group P.L.C...................................      188,000   $    411,298
 Cape P.L.C............................................      119,518         42,447
 *Capital Bars P.L.C...................................       70,000         20,386
 Carbo P.L.C...........................................      240,557         29,902
 Carclo Engineering Group P.L.C........................      100,463        135,584
 Care UK P.L.C.........................................       29,000        115,972
 *Carlisle Holdings, Ltd...............................        8,709         38,354
 Carpetright P.L.C.....................................       95,000        833,371
 Carr's Milling Industries P.L.C.......................       19,000         29,016
 Castings P.L.C........................................       79,000        165,538
 *Cedar Group P.L.C....................................        9,852         32,681
 *Cenes Pharmaceuticals P.L.C..........................       48,612         27,278
 Chamberlin & Hill P.L.C...............................       18,000         44,750
 Chapelthorpe P.L.C....................................      508,590        110,183
 Charles Taylor Group P.L.C............................        6,000         36,226
 Charter P.L.C.........................................       13,744         39,831
 Chemring Group P.L.C..................................       49,000        237,719
 Chime Communications P.L.C............................       25,038         57,267
 Chloride Group P.L.C..................................      485,500        696,608
 Christie Group P.L.C..................................       53,263         43,887
 Chrysalis Group P.L.C.................................      268,082        942,586
 Churchill China P.L.C.................................       30,000         75,222
 City Centre Restaurants P.L.C.........................      433,500        283,286
 Clarkson (Horace) P.L.C...............................       44,733        158,236
 *Clinical Computing P.L.C.............................       40,000         17,900
 Clinton Cards P.L.C...................................      124,460        265,216
 *Clubhaus P.L.C.......................................       31,694         18,235
 Clydeport P.L.C.......................................       12,500         55,759
 Colefax & Fowler Group P.L.C..........................       60,000         84,385
 *Communisis P.L.C.....................................      237,134        579,429
 Community Hospitals Group P.L.C.......................       63,833        598,504
 Compel Group P.L.C....................................        5,000          6,144
 Coral Products P.L.C..................................       50,000         31,964
 *Corporate Services Group P.L.C.......................       82,200         58,387
 Cosalt P.L.C..........................................       30,700         97,911
 Countryside Property P.L.C............................      138,259        392,827
 Countrywide Assured Group P.L.C.......................      120,977        195,923
 Courts P.L.C..........................................      110,722        515,137
 Cox Insurance Holdings P.L.C..........................       20,000         70,037
 *Cradley Group Holdings P.L.C.........................       80,000         22,730
 Crest Nicholson P.L.C.................................      267,250        839,050
 Creston Land & Estates P.L.C..........................        5,000          5,967
 Croda International P.L.C.............................       52,802        204,782
 Cropper (James) P.L.C.................................       22,000         67,664
 *Culver Holdings P.L.C................................          338            295
 DBS Management P.L.C..................................        9,000          9,078
 DCS Group P.L.C.......................................       10,000         10,157
 DFS Furniture Co. P.L.C...............................       41,300        270,476
 DTZ Holdings P.L.C....................................       89,500        255,562
 Daejan Holdings P.L.C.................................       23,000        398,626
 Dairy Crest Group P.L.C...............................        5,000         20,706
 *Danka Business Systems P.L.C.........................       15,000          3,729
 Dart Group P.L.C......................................       74,000        337,980
 Davis Service Group P.L.C.............................       10,000         51,853
 *Dawson International P.L.C...........................      204,384        171,308
 Delancey Estates P.L.C................................       53,758         88,207
 *Delaney Group P.L.C..................................      270,000              0
 Delta P.L.C...........................................      150,000        270,628
 *Deltron Electronics P.L.C............................        8,621         17,391
 *Delyn Group P.L.C. ..................................       22,500         69,362
 Densitron International P.L.C.........................       74,175         51,107
 Derwent Valley Holdings P.L.C.........................       90,000      1,006,864
                                                            SHARES           VALUE+
                                                            ------           ------

 Development Securities P.L.C..........................       50,000   $    271,694
 Dewhirst Group P.L.C..................................      275,760        295,771
 Dewhurst P.L.C........................................        9,000         11,955
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         15,083
 Diagonal P.L.C........................................       34,200        135,310
 *Dialog Corp. P.L.C...................................      115,000         12,661
 Dicom Group P.L.C.....................................       30,000        197,111
 Diploma P.L.C.........................................       48,000        215,480
 *Direct Message P.L.C.................................       26,923          5,546
 Dixon Motors P.L.C....................................       55,408        143,653
 Domestic & General Group P.L.C........................       12,458        111,055
 Domino Printing Sciences P.L.C........................      335,935        720,626
 Domnick Hunter Group P.L.C............................       30,000        152,575
 Dowding & Mills P.L.C.................................      336,440        173,258
 Druck Holdings P.L.C..................................        8,000         27,730
 EBC Group P.L.C.......................................       33,000         60,007
 East Surrey Holdings P.L.C............................       36,800        100,637
 Edinburgh Fund Managers Group P.L.C...................       61,000        514,747
 Eldridge Pope & Co. P.L.C.............................       25,000         90,032
 Eleco Holdings P.L.C..................................      104,685         31,974
 Electronic Data Processing P.L.C......................       55,200         41,170
 Electronics Boutique P.L.C............................      150,000        202,438
 *Emess P.L.C..........................................      288,250         41,973
 *Energy Technique P.L.C...............................       77,856          3,595
 Ennstone P.L.C........................................      135,323         62,479
 Eurocopy P.L.C........................................      131,000         57,691
 Eurodis Electron P.L.C................................       87,500        134,249
 Euromoney Institutional Investors P.L.C...............       65,000        394,755
 European Colour P.L.C.................................       82,090         54,811
 European Motor Holdings P.L.C.........................      118,325        148,764
 *European Telecom P.L.C...............................        7,000          2,287
 *Europower P.L.C......................................      232,092         16,486
 *Evans of Leeds Contingent Units P.L.C................       80,000              0
 *Express Dairies P.L.C................................      722,000        374,376
 Expro International Group P.L.C.......................       50,000        415,531
 *FII Group P.L.C......................................       41,166         59,066
 Falcon Holdings P.L.C.................................        5,500         14,259
 Fenner P.L.C..........................................      215,276        322,646
 *Ferguson International Holdings P.L.C................       89,105         44,305
 *Ferraris Group P.L.C.................................        9,000         36,631
 *Ferraris Group P.L.C.................................          600          2,421
 Filtronic P.L.C.......................................        4,138         14,990
 Financial Objects P.L.C...............................        7,000         12,878
 Fine Art Developments P.L.C...........................      108,000        428,828
 First Technology P.L.C................................      117,111        770,294
 *Firth (G.M.) Holdings P.L.C..........................      163,080         41,701
 Firth Rixson P.L.C....................................      416,888        242,818
 Fisher (Albert) Group P.L.C...........................       26,000         33,243
 *Flare Group P.L.C....................................       20,600              0
 Folkes Group P.L.C....................................       28,000         43,755
 Folkes Group P.L.C. Non-Voting........................       65,500         83,746
 *Forminster P.L.C.....................................       43,333         16,621
 Forth Ports P.L.C.....................................      129,065      1,347,640
 Fortress Holdings P.L.C...............................      120,728         45,021
 *Foster (John) & Son P.L.C............................       27,500          4,200
 Freeport Leisure P.L.C................................       12,300        107,201
 French Connection Group P.L.C.........................       25,000        297,442
 *Friendly Hotels P.L.C................................       51,533         19,766

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Friends, Ivory & Sime P.L.C...........................       65,102   $    365,317
 Fuller, Smith & Turner P.L.C. Series A................       20,000        129,987
 Fulmar P.L.C..........................................      107,500         96,975
 Galliford P.L.C.......................................      467,870        259,220
 Games Workshop Group P.L.C............................        8,000         36,652
 Gardner Group P.L.C...................................       26,923         35,379
 Garton Engineering P.L.C..............................       10,248          7,570
 Gaskell P.L.C.........................................       36,000         26,338
 *Gearhouse Group P.L.C................................       25,000         10,299
 Geest P.L.C...........................................       87,074        783,634
 Georgica P.L.C........................................       53,033         69,689
 Gibbs & Dandy P.L.C...................................        4,500         18,219
 *Gioma Restaurants P.L.C..............................      100,000         49,722
 Gleeson (M.J.) Group P.L.C............................       22,471        357,535
 Glenchewton P.L.C.....................................       21,264          6,797
 Glenmorangie P.L.C....................................       20,000        199,597
 Glotel P.L.C..........................................       15,300         12,607
 Go-Ahead Group P.L.C..................................       20,000        241,505
 Gowrings P.L.C........................................        5,000          7,210
 Grainger Trust, Ltd...................................       22,000        250,810
 Grampian Holdings P.L.C...............................      200,324        230,513
 Grantchester Holdings P.L.C...........................       54,000        149,591
 Greene King P.L.C.....................................       23,039        202,106
 *Greenwich Resources P.L.C............................      219,332         18,695
 Greggs P.L.C..........................................       26,000      1,126,552
 Guiness Peat Group P.L.C..............................      138,374         87,477
 Haden Maclellan Holdings P.L.C........................      206,224        112,792
 Halma P.L.C...........................................       30,000         56,257
 Halstead (James) Group P.L.C..........................       73,634        209,212
 Hamley's P.L.C........................................       47,500         83,000
 Hampson Industries P.L.C..............................      507,431        291,951
 *Hampton Trust P.L.C..................................      232,050         32,965
 Hanover International P.L.C...........................       11,420         19,225
 Hardys & Hansons P.L.C................................       48,000        178,316
 *Hartstone Group P.L.C................................      640,263         54,574
 Harvey Nash Group.....................................      125,000        482,123
 Havelock Europa P.L.C.................................       64,250         28,752
 *Hawtal Whiting Holdings P.L.C........................       22,588              0
 Hawtin P.L.C..........................................      196,500         30,009
 Haynes Publishing Group P.L.C.........................       14,703         22,454
 Headlam Group P.L.C...................................      228,861        723,402
 Heath (Samuel) & Sons P.L.C...........................        7,500         29,726
 Helical Bar P.L.C.....................................       35,000        410,204
 *Helphire Group P.L.C.................................      134,600        166,357
 *Hemscott P.L.C.......................................       13,020          8,046
 Henlys Group P.L.C....................................        8,303         38,748
 Heywood Williams Group P.L.C..........................       50,400        126,015
 Highbury House Communications P.L.C...................      439,166        251,115
 High-Point P.L.C......................................       57,510         71,079
 Hill & Smith Holdings P.L.C...........................       86,850         84,516
 Hit Entertainment P.L.C...............................      106,848        462,961
 Hitachi Credit (UK) P.L.C.............................       16,412         72,044
 Holidaybreak P.L.C....................................       92,974        564,645
 *Horace Small Apparel P.L.C...........................      137,500        175,802
 *Howard Holdings P.L.C................................       57,730         28,294
 Hughes (T.J.) P.L.C...................................       11,625         23,451
 Hunting P.L.C.........................................      223,174        860,778
 Huntleigh Technology P.L.C............................       10,345         45,338
 *Huntsworth P.L.C.....................................       90,000         48,585
 IAF Group P.L.C.......................................       30,000         18,113
                                                            SHARES           VALUE+
                                                            ------           ------

 IMS Group P.L.C.......................................       75,000   $     27,169
 *ISA International P.L.C..............................       95,214         25,362
 *Ids Group P.L.C......................................       23,000         33,818
 *Imagination Technologies Group P.L.C.................      225,366        441,820
 Incepta Group P.L.C...................................      351,000        421,349
 *Industrial and Commercial Holdings...................        5,000            107
 Intelek P.L.C.........................................       99,880         67,398
 *Interx P.L.C.........................................       20,000         29,549
 Isotron P.L.C.........................................       30,500        113,738
 Ite Group P.L.C.......................................      331,893        160,308
 J.& J. Dyson P.L.C....................................       28,500         60,124
 *JKX Oil and Gas P.L.C................................      220,533         50,127
 Jacobs (John I.) P.L.C................................      116,000         42,022
 Jardine Lloyd Thompson Group P.L.C....................       55,812        378,598
 Jarvis Hotels P.L.C...................................      300,000        475,197
 Jarvis P.L.C..........................................      300,000      1,532,139
 *Jarvis Porter Group P.L.C............................       99,894         14,901
 John David Sports P.L.C...............................      114,500        554,674
 Johnson Group Cleaners P.L.C..........................      110,535        580,219
 Johnston Group P.L.C..................................       26,000        108,038
 Joseph (Leopold) Holdings P.L.C.......................       14,000        148,171
 Jourdan (Thomas) P.L.C................................       40,000         20,173
 *Kalamazoo Computer Group P.L.C.......................       56,120         13,354
 Keller Group P.L.C....................................      110,000        351,603
 *Kewill Systems P.L.C.................................       10,000         18,717
 Kier Group P.L.C......................................       10,640         72,176
 Kleeneze P.L.C........................................       84,300        211,972
 *Knowledge Support Systems Group P.L.C................       25,000         28,235
 Kunick P.L.C..........................................      420,000         79,058
 Laing (John) P.L.C....................................      103,977        718,618
 Laird Group P.L.C.....................................        6,000         19,391
 Lambert Howarth Group P.L.C...........................       25,200         61,575
 *Lamont Holdings P.L.C................................       72,231          9,748
 *Laura Ashley Holdings P.L.C..........................      249,150         90,257
 Lavendon Group P.L.C..................................       20,092        139,861
 Leeds Group P.L.C.....................................       86,938         59,900
 *Leeds Sporting P.L.C.................................       66,000         10,783
 Leicester City P.L.C..................................      100,000         71,741
 Lincat Group P.L.C....................................        4,000         17,673
 Linton Park P.L.C.....................................       39,000        186,989
 Linx Printing Technologies P.L.C......................       27,000        113,728
 Litho Supplies P.L.C..................................      100,000         97,312
 Locker (Thomas) Holdings P.L.C........................      176,168         23,775
 London Clubs International P.L.C......................      125,000         82,574
 *London Forfeiting Co.................................       12,000          4,006
 London Scottish Bank P.L.C............................      263,000        524,940
 Lookers P.L.C.........................................       53,160         81,939
 *Lorien P.L.C.........................................       60,000         65,206
 Low & Bonar P.L.C.....................................       65,000         82,183
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         11,634
 Luminar P.L.C.........................................        9,623        120,985
 Lynx Holdings P.L.C...................................      100,000        104,416
 *M.L. Laboratories P.L.C..............................       51,042         37,343
 *MDIS Group P.L.C.....................................      285,600        242,423
 MFI Furniture Group P.L.C.............................      186,666        333,466
 MMT Computing P.L.C...................................        3,000          9,206
 MS International P.L.C................................       71,500         34,027
 MSB International P.L.C...............................       16,000         23,639
 MacDonald Hotels P.L.C................................       15,500         32,699

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MacFarlane Group Clansman P.L.C.......................      228,287   $    274,041
 Macro 4 P.L.C.........................................       42,500        309,429
 Maiden Group P.L.C....................................       16,800        110,979
 Mallett P.L.C.........................................       24,837         67,039
 Manganese Bronze Holdings P.L.C.......................       32,184         48,922
 Marshalls P.L.C.......................................      225,800        774,674
 *Martin International Holdings P.L.C..................      135,800         21,704
 Marylebone Warwick Balfour Group P.L.C................       73,345        227,667
 Mayflower Corp. P.L.C.................................      403,800        542,096
 McAlpine (Alfred) P.L.C...............................      171,111        889,686
 McBride P.L.C.........................................       10,000          9,376
 McCarthy & Stone P.L.C................................      194,968        855,854
 McKay Securities P.L.C................................       68,500        183,434
 McLeod Russel Holdings P.L.C..........................      149,524        127,450
 Meconic P.L.C.........................................       11,725         42,891
 *Medical Solu.........................................       26,658         38,250
 Mentmore Abbey P.L.C..................................      262,423        482,780
 Menzies (John) P.L.C..................................       57,314        354,997
 *Merant P.L.C.........................................      172,500        158,062
 Merchant Retail Group P.L.C...........................      185,666        217,603
 Merrydown P.L.C.......................................       59,927         31,074
 Metal Bulletin P.L.C..................................       95,500        407,008
 Metalrax Group P.L.C..................................      358,740        382,225
 *Metaltech International P.L.C........................      401,163          4,844
 Mice Group P.L.C......................................       39,909         59,530
 Microgen Holdings P.L.C...............................       88,000        246,904
 Mitie Group P.L.C.....................................      500,000        955,367
 Molins P.L.C..........................................       68,000        161,326
 *Moss Brothers Group P.L.C............................      163,400         80,085
 Mowlem (John) & Co. P.L.C.............................      309,656        895,204
 Mtl Instruments Group P.L.C...........................        4,348         16,832
 Mucklow (A & J) Group P.L.C...........................      175,000        484,787
 *NXT P.L.C............................................       14,754         87,507
 Nestor Healthcare Group P.L.C.........................      180,200      1,542,374
 *Netbenefit P.L.C.....................................        3,000          1,257
 *Network Technology P.L.C.............................       15,000          1,865
 Newcastle United P.L.C................................       48,923         26,758
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        121,487
 Nord Anglia Education P.L.C...........................        5,000         19,711
 Northamber P.L.C......................................       75,888        113,198
 Northgate P.L.C.......................................      118,200        748,911
 *Novara P.L.C.........................................      228,591        134,767
 *OEM P.L.C............................................       12,000          5,285
 Oasis Stores..........................................       13,000         17,452
 Ocean Wilson Holdings, Ltd............................       84,250         98,742
 Ockham Holdings P.L.C.................................      122,000         93,590
 Old English Pub Company P.L.C.........................       65,000         85,415
 *Orbis P.L.C..........................................      142,859        151,704
 Osborne & Little P.L.C................................       11,200         67,224
 *Osprey Communications P.L.C..........................       47,048          1,170
 Owen (H.R.) P.L.C.....................................       30,000         55,191
 Oxford Instruments P.L.C..............................       99,838        239,696
 *Oxford Molecular Group P.L.C.........................       41,440         10,302
 *PGA European Tour Courses P.L.C......................       80,000         35,231
 *PPL Therapeutics P.L.C...............................       20,000         33,527
 PSD Group.............................................       43,500        367,692
 *Paladin Resources P.L.C..............................       74,000         58,870
 Paragon Group of Companies P.L.C......................       47,000        175,269
 Parity Group P.L.C....................................      128,750        150,896
 *Park Food Group P.L.C................................      291,600         45,568
 *Partners Holdings P.L.C..............................       40,000          7,103
                                                            SHARES           VALUE+
                                                            ------           ------

 Partridge Fine Arts P.L.C.............................       58,000   $     51,085
 Paterson Zochonis P.L.C...............................       22,000        157,518
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        166,852
 Pendragon P.L.C.......................................       95,750        332,580
 *Peptide Therapeutics Group P.L.C.....................       35,000         62,649
 Perry Group P.L.C.....................................       47,666         55,865
 Peterhouse Group P.L.C................................       85,427        535,195
 *Pex P.L.C............................................       85,517              0
 Photobition Group P.L.C...............................       38,300         25,301
 Photo-Me International P.L.C..........................      120,064        177,388
 Photo-Scan P.L.C......................................       40,777         91,238
 *Phytopharm...........................................       12,600         95,764
 *Pic International Group P.L.C........................       92,975         50,191
 Pifco Holdings P.L.C..................................       32,666        124,832
 Pittards P.L.C........................................       60,985         55,881
 Planit Holdings P.L.C.................................       35,000         33,065
 *Plantation & General Investment P.L.C................       70,623         20,567
 *Plasmon P.L.C........................................      100,000        139,931
 Portmeirion Potteries (Holdings) P.L.C................       22,856         67,375
 Porvair P.L.C.........................................       35,000        148,668
 *Powderject Pharmaceuticals P.L.C.....................       30,400        178,146
 Precoat International P.L.C...........................       25,000         25,038
 *Premier Consolidated Oilfields P.L.C.................      152,488         50,907
 Pressac Holdings P.L.C................................      176,166        191,453
 *Princedale Group P.L.C...............................      250,000         63,040
 *Probus Estates P.L.C.................................       83,333          4,143
 *Property Partnerships P.L.C..........................       10,000         11,365
 *Proudfoot P.L.C......................................      236,420        229,226
 *Provalis P.L.C.......................................      104,615         24,894
 Prowting P.L.C........................................      157,630        347,095
 QS Holdings P.L.C.....................................       95,775         28,573
 *QSP Group P.L.C......................................       31,250         11,432
 *Queens Moat Houses P.L.C.............................      159,000         45,740
 Quick Group P.L.C.....................................       79,992         80,683
 Quintain Estates & Development P.L.C..................      108,350        294,765
 *Qxl.com P.L.C........................................      130,000         15,698
 RJB Mining P.L.C......................................       16,000         22,503
 *RMS Communications P.L.C.............................       15,000              0
 RPS Group P.L.C.......................................       67,900        177,969
 *Radamec Group P.L.C..................................       35,000         14,668
 *Radstone Technology P.L.C............................        5,000         18,646
 Ransom (William) & Son P.L.C..........................       30,000         25,784
 *Recognition Systems Group P.L.C......................       37,200         13,212
 Redrow Group P.L.C....................................       89,800        281,933
 *Redstone Telecom P.L.C...............................       33,046         15,962
 *Reece P.L.C..........................................      283,750          3,023
 Reed Executive P.L.C..................................      116,500        388,930
 Reg Vardy P.L.C.......................................      103,597        476,101
 Regent Inns P.L.C.....................................       88,751        245,228
 Reliance Security Group P.L.C.........................        9,000         72,878
 Relyon Group P.L.C....................................       40,777         91,817
 Renishaw P.L.C........................................      146,806      1,185,638
 Renold P.L.C..........................................      144,000        214,798
 Ricardo Group P.L.C...................................       84,709        610,722
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000         72,611
 Rolfe & Nolan P.L.C...................................       24,000         55,404
 Roseby's P.L.C........................................       33,500        218,442
 Rotork P.L.C..........................................      165,099        829,109

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Rowe Evans Investments P.L.C..........................       86,917   $     79,642
 Roxboro Group P.L.C...................................       11,107         45,995
 *Roxspur P.L.C........................................      167,464         54,718
 *Royal Doulton P.L.C..................................       60,000         43,684
 Royalblue Group P.L.C.................................       11,800        170,567
 Russell (Alexander) P.L.C.............................       47,500        135,971
 Rutland Trust P.L.C...................................      544,800        288,298
 S & U P.L.C...........................................       21,140        123,882
 *SEP Industrial Holdings P.L.C........................      100,000         13,496
 SFI Group P.L.C.......................................       26,713         98,098
 SIG P.L.C.............................................      103,200        361,389
 Safeland P.L.C........................................       25,000         15,627
 Salvesen (Christian) P.L.C............................      100,000        180,419
 Sanderson Bramall Motor Group P.L.C...................       68,166        218,370
 *Save Group P.L.C.....................................      175,080        118,143
 Saville (J.) Gordon Group P.L.C.......................      379,926        485,757
 Savills P.L.C.........................................      104,000        406,297
 Scapa Group P.L.C.....................................       44,337         68,340
 Scottish Radio Holdings...............................       13,100        205,642
 Secure Trust Group P.L.C..............................       27,118        155,638
 Senior Engineering Group P.L.C........................      122,900        115,232
 Severfield-Rowan P.L.C................................       20,000         75,009
 Shaftesbury P.L.C.....................................      137,500        603,586
 Shanks & McEwan Group P.L.C...........................       92,900        232,937
 *Sherwood Group P.L.C.................................      270,000         29,726
 Sherwood International, Ltd...........................       16,674         78,405
 Shiloh P.L.C..........................................       14,500         32,855
 *ShopRite Group P.L.C.................................      204,780         29,819
 Silentnight Holdings P.L.C............................       84,300        219,756
 Simon Engineering P.L.C...............................      348,089        301,646
 Sinclair (William) Holdings P.L.C.....................       53,000         60,234
 Sindall (William) P.L.C...............................       66,000        427,550
 Singapore Para Rubber Estates P.L.C...................       26,000         37,860
 Singer & Friedlander Group P.L.C......................       44,553        193,360
 Sirdar P.L.C..........................................      120,545        146,418
 Skillsgroup P.L.C.....................................      177,250        316,015
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500        100,686
 *Soco International P.L.C.............................        9,000         17,324
 *Solvera P.L.C........................................      173,158              0
 South Staff Water Holdings P.L.C......................      108,000        820,834
 Southampton Leisure Holdings P.L.C....................       19,615         12,818
 Spirax-Sarco Engineering P.L.C........................       55,100        331,500
 *Sportsworld Media Group P.L.C........................       26,049        155,424
 Spring Group P.L.C....................................      169,495        154,104
 Springwood P.L.C......................................       37,500         79,111
 St. Modwen Properties P.L.C...........................       50,000         82,041
 Stanley (Charles) Group P.L.C.........................       76,800        368,225
 Stanley Leisure Organisation P.L.C....................      221,258        825,099
 Sterling Publishing Group P.L.C.......................       26,719         26,950
 Stirling Group P.L.C..................................      193,011         65,807
 *Stratagem Group P.L.C................................       70,315         20,977
 *Stylo P.L.C..........................................      127,367         54,282
 *Superscape P.L.C.....................................       14,621         12,982
 Swallowfield P.L.C....................................       15,000         23,547
 Swan (John) and Sons P.L.C............................        1,000          4,915
 Syltone P.L.C.........................................       50,400         57,995
 *Synstar P.L.C........................................       30,000         16,408
 T & S Stores P.L.C....................................      138,335        535,521
 TGI Group P.L.C.......................................       59,560         41,460
 *Tadpole Technology P.L.C.............................      109,090         51,142
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tamaris P.L.C........................................        5,161   $         92
 *Tandem Group P.L.C...................................      267,838         19,976
 *Tandem Group P.L.C...................................      327,365              0
 Tay Homes P.L.C.......................................       52,629         69,906
 *Teamtalk.com Group P.L.C.............................      375,000         77,246
 Ted Baker P.L.C.......................................       16,500         81,103
 Telemetrix P.L.C......................................      165,708        473,170
 *Telme.com P.L.C......................................      250,000         74,583
 *Telspec P.L.C........................................       25,000         12,963
 Tempus Group P.L.C....................................       13,308         82,901
 Tex Holdings P.L.C....................................       14,000         20,386
 Thorntons P.L.C.......................................      158,000        207,624
 Thorpe (F.W.) P.L.C...................................       24,000         40,914
 Tibbett & Britten Group P.L.C.........................       86,123        963,491
 Tilbury Douglas P.L.C.................................      166,001      1,344,199
 Time Products P.L.C...................................       90,242        239,092
 Tinsley (Eliza) Group P.L.C...........................       19,844         20,156
 Topps Tiles P.L.C.....................................       18,000         84,896
 Tops Estates P.L.C....................................       10,088         25,796
 Torex P.L.C...........................................       58,333        621,518
 *Torotrak P.L.C.......................................       39,193         89,642
 *Tottenham Hotspur P.L.C..............................      150,000        108,677
 Town Centre Securities (New) P.L.C....................      142,137        245,336
 *Towry Law P.L.C......................................        7,000         19,889
 *Trace Computers P.L.C................................       33,552         39,323
 Transport Development Group P.L.C.....................       19,782         76,018
 *Transtec P.L.C.......................................      601,525              0
 *Triad Group P.L.C....................................        9,412         32,759
 Trifast P.L.C.........................................       28,388         62,106
 Ulster Television, Ltd................................      115,602        422,883
 *Ultima Networks P.L.C................................      100,000          3,552
 Ultra Electronics Holdings P.L.C......................        3,480         22,618
 *Umeco P.L.C..........................................        5,000         45,993
 *Union P.L.C..........................................       94,000         31,381
 *United Industries P.L.C..............................      109,008         10,066
 *United Overseas Group P.L.C..........................       64,209          5,473
 Universal Salvage P.L.C...............................       10,755         63,407
 *Vanguard Medica Group P.L.C..........................       13,172         46,500
 Vega Group P.L.C......................................       10,000         39,067
 *Vert (Jacques) P.L.C.................................       45,000          8,311
 Vibroplant P.L.C......................................       83,100         78,506
 Victoria Carpet Holdings P.L.C........................       12,000         22,162
 Victrex P.L.C.........................................       17,565         91,703
 Viglen Technology P.L.C...............................       13,791         12,147
 Vitec Group P.L.C.....................................        8,056         60,084
 *Vocalis Group P.L.C..................................        8,000          3,239
 Volex Group P.L.C.....................................       58,801        591,002
 Vosper Thornycroft Holdings P.L.C.....................       20,000        367,230
 WSP Group P.L.C. 06/21/01.............................       50,000        311,826
 WT Foods P.L.C........................................      145,194         80,444
 Wagon Industrial Holdings P.L.C.......................       80,000        188,090
 Walker Greenbank P.L.C................................      144,462         45,150
 Warner Estate Holdings P.L.C..........................       70,000        294,850
 *Waterdorm P.L.C......................................      105,000              0
 Waterman Partnership Holdings P.L.C...................       45,000         73,837
 *Waverly Mining Finance P.L.C.........................       42,500          2,264
 Weir Group P.L.C......................................       76,994        307,902
 Wellington Holdings P.L.C.............................        9,000         13,872
 Wembley P.L.C.........................................        6,053         59,118
 *Wescol Group P.L.C...................................      125,000         20,421
 Westbury P.L.C........................................      202,522        808,456

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 Whatman P.L.C.........................................      241,935   $    781,912
 White Young Green P.L.C...............................        9,000         26,083
 *Whittard of Chelsea P.L.C............................       30,000         14,917
 *Wiggins Group P.L.C..................................    1,148,266        385,383
 Wilmington Group P.L.C................................       28,692         98,844
 Wilshaw P.L.C.........................................      198,409         90,196
 Wilson (Connolly) Holdings P.L.C......................       51,000        144,179
 Wintrust P.L.C........................................       22,500        181,395
 Wolverhampton & Dudley Breweries P.L.C................       93,071        599,611
 Worthington Group P.L.C...............................      102,653         15,312
 Wyevale Garden Centres P.L.C..........................       18,971        164,668
 Wyndeham Press Group P.L.C............................       63,066        160,371
 *Xenova Group P.L.C...................................      145,714        108,677
 *YJL P.L.C............................................       35,932         15,314
 Yates Brothers Wine Lodges P.L.C......................       23,113         55,819
 Yorklyde P.L.C........................................       25,555         36,485
 Yorkshire Group P.L.C.................................       82,504         70,324
 Young & Co's Brewery P.L.C............................       10,000         82,396
 Young & Co's Brewery P.L.C. Class A...................        5,234         57,625
 Yule Catto & Co. P.L.C................................       50,702        136,854
 *Zetters Group P.L.C..................................       29,000         61,385
 Zotefoams P.L.C.......................................       12,000         17,378
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $94,035,549)...................................                 102,871,780
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $207,864).....................................                     191,301
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04.....................        1,000              0
 *Plantation & General Investment Rights 06/12/01......       10,865          1,003
 *WSP Group P.L.C. Rights 06/21/01.....................       25,000         31,076
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      32,079
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $94,243,413)...................................                 103,095,160
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,633).....................................        6,620          1,721
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $710,483) to be
   repurchased at $699,075
   (Cost $699,000).....................................   $      699        699,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $95,303,046)++.....                $103,795,881
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $95,307,258.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                               SHARES        VALUE+
                                                               ------        ------
FRANCE -- (18.6%)
COMMON STOCKS -- (18.6%)
 Agricole de la Crau...................................          449   $     22,797
 Apem SA...............................................        1,000         54,078
 Assystem SA...........................................        2,657        126,118
 *Aurea................................................          600          3,001
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        256,807
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        700,203
 Banque Transatlantique................................        3,030        218,303
 Berger Levrault SA....................................          476         55,638
 Boiron SA.............................................        3,800        251,233
 Brioche Pasquier SA...................................        5,200        330,570
 Burelle SA............................................        4,030        237,404
 *CEGID SA.............................................        4,500        433,301
 COM 1 SA..............................................          450          4,215
 CS Communication et Systemes..........................       23,983        172,791
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          262         16,411
 #Carbone Lorraine.....................................       33,245      1,345,546
 Cegedim SA............................................        6,400        309,210
 Change de la Bourse SA................................          614         14,286
 Christian Dalloz SA...................................        2,022        173,444
 Cie Francaise des Ferrailles..........................       10,576        428,587
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,131,355
 Compagnie Financiere Saint-Honore.....................        1,188        122,951
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,354,259
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         26,954
 Continentale d'Entreprises SA.........................       20,087        849,600
 Costimex SA...........................................          700         14,774
 *Credit Agricole de la Brie New Shares Issue..........            7            424
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        146,031
 Cristalleries de Baccarat.............................        1,567        177,316
 Damart SA.............................................       22,900      1,516,923
 Deveaux SA............................................        1,040         75,370
 *Didot-Bottin.........................................        1,620         76,484
 Docks des Petroles d'Ambes............................          100          8,807
 Docks Lyonnais........................................        1,147         23,333
 Dynaction SA..........................................       10,660        239,353
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................       23,784        731,797
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 *Expand SA............................................        2,060        110,527
 Explosifs et de Produits Chimiques....................          524         88,830
 Fimalac SA............................................      104,100      3,602,708

                                                               SHARES        VALUE+
                                                               ------        ------
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000   $     12,596
 Fininfo SA............................................        9,760        297,818
 Fonciere Lyonnaise SA.................................        2,896         82,232
 Fonderies Franco Belge................................          492         33,800
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        259,010
 *Fromagerie F. Paul Renard............................          200         20,394
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,107
 GFI Industries SA.....................................        6,845        183,341
 Gantois Series A......................................          647         70,470
 Gascogne SA...........................................        6,472        451,479
 *#Gaumont.............................................       14,607        544,769
 *#Generale de Geophysique SA..........................       22,068      1,492,674
 Gevelot...............................................        3,584        118,476
 Grands Moulins de Strasbourg..........................          110         18,275
 Groupe Guillin SA.....................................        1,200         31,094
 #Groupe Norbert Dentressangle SA......................        6,320        130,977
 Groupe Zannier SA.....................................        4,100        326,324
 Guitel-Etienne-Mobilor SA.............................          240         12,918
 Guyenne et Gascogne SA................................       26,000      2,047,331
 Hoteliere Lutetia Concorde............................        2,505        256,917
 Hotels et Casinos de Deauville........................        2,055        305,695
 IMS International Metal Service SA....................       12,630         96,348
 Immobanque............................................        1,098        134,484
 Immobiliere Marseillaise..............................          656      1,879,401
 Industrielle et Financiere d'Entreprise SA............          300         14,469
 Informatique et Realite SA............................        2,643         24,195
 *Lectra Systemes SA...................................       19,192         93,538
 Legris Industries SA..................................       29,350      1,323,484
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        181,593
 MRM...................................................        1,424         39,831
 Manitou SA............................................       11,092        711,713
 Matussiere et Forest SA...............................       13,600         90,376
 *Metaleurop SA........................................       58,400        287,104
 Montupet SA...........................................       32,450        481,340
 *#Moulinex SA.........................................       97,800        331,587
 *NAF NAF SA...........................................        4,200         48,024
 Nord-Est SA...........................................        2,707         66,517
 PSB Industries SA.....................................        1,240         92,492
 Parc Asterix SA.......................................          822         15,997
 Parisienne de Chauffage Urbain........................          200         12,545
 *Pier Import Europe SA................................       12,100         66,152
 Pinguely-Haulotte SA..................................       25,000        487,379
 Plastic Omnium........................................       11,036        912,043
 Radiall SA............................................        1,340         96,430
 Robertet SA...........................................        1,076         58,826
 *Rochette.............................................       84,470        572,069
 Rougier SA............................................        2,040        120,521
 SAMSE SA..............................................        1,100        298,361
 SDR de Bretagne SA....................................          714          8,473
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        449,297

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379   $     10,673
 SR Teleperformance....................................       90,928      2,373,817
 Sabate SA.............................................        2,400         64,588
 Sabeton...............................................       13,500        154,478
 Sechilienne...........................................          220        131,465
 Securidev SA..........................................        1,500         13,668
 Selectibanque SA......................................        7,100         92,738
 Sidergie SA...........................................        4,000        167,828
 *Simco SA CVG Warrants 10/31/03.......................       19,695         96,824
 #Skis Rossignol SA....................................       41,668        598,648
 Smoby SA..............................................          500         13,308
 Societe Financiere Interbail SA.......................       17,550        487,178
 Societe Francais des Papiers Peints...................          400         13,392
 #Sopra SA.............................................        6,900        458,234
 Sucriere de Pithiviers-le-Vieil.......................        1,825        487,273
 Taittinger SA.........................................        2,540      1,890,285
 Touax (Touage Investissement SA)......................        8,649        181,076
 *Trouvay et Cauvin SA.................................        1,500         16,783
 Unilog SA.............................................        6,320        548,550
 Union Generale du Nord SA.............................          994         67,402
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,751,886
 Vermandoise de Sucreries..............................          323        175,219
 *Viel et Cie..........................................       42,228        149,615
 Vilmorin et Cie SA....................................        2,349        143,455
 Virbac SA.............................................        1,713        126,394
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,609,690)...................................                  41,358,802
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Continentale d'Enterprises SA Warrants 10/31/01
   (Cost $3,177).......................................        2,707          2,524
                                                                       ------------
TOTAL -- FRANCE
  (Cost $33,612,867)...................................                  41,361,326
                                                                       ------------
GERMANY -- (17.1%)
COMMON STOCKS -- (17.1%)
 AGIV AG fuer Industrie & Verkehrswesen................       12,200        126,780
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         42,304
 *Agrob AG.............................................          290         69,318
 *Aigner (Etienne) AG..................................          600         81,371
 Alsen AG, Hamburg.....................................       16,400        347,522
 *Alte Leipziger Versicherungs AG Series C.............        1,043        442,032
 Amira Verwaltungs AG..................................          200         84,762
 Andreae-Noris Zahn AG, Anzag..........................       27,200        703,182
 *Anterra Vermoegensverwaltungs AG.....................        1,350         94,403
 *Articon Integralis AG................................        2,100         78,320
 BUS (Berzelius Umwelt Service) AG.....................        5,400         42,110
 #Baader Wertpapier Handelsbank AG.....................        7,900         66,627
 Balcke-Duerr AG.......................................       32,910        362,635
 *Balda AG.............................................        2,000         32,040
 *Bayerische Handelsbank AG............................       25,050        658,216
 #Beate Uhse AG........................................       16,800        180,135
 *Berliner Elektro Holding AG..........................       11,061        110,631
 Berliner Kindl-Brauerei AG............................          790        133,923

                                                               SHARES        VALUE+
                                                               ------        ------
 *Bertrandt AG.........................................        3,100   $     35,473
 *Beru AG..............................................          600         22,530
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        253,878
 *Biodata Information Technology AG....................        1,000         22,462
 Biotest AG............................................        8,060         82,050
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        166,340
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          194         27,954
 Boewe Systec AG.......................................        3,000         64,080
 *Brau und Brunnen AG..................................        4,995         83,618
 *Bremer Woll-Kaemmerei AG.............................       19,960         53,124
 Brillant AG...........................................        1,310         97,713
 Buckau (Walther) AG...................................        7,800         67,436
 Ceag AG...............................................       20,670        332,884
 Cewe Color Holding AG.................................        1,900         30,953
 *Concordia Bau und Boden AG...........................      102,602        826,187
 Data Modul AG.........................................        2,400         45,364
 *Deutsche Babcock AG, Oberhausen......................        4,190        142,060
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200        188,476
 Deutsche Verkehrs-Bank AG.............................        7,124        606,861
 *Dierig Holding AG....................................       10,500        114,721
 Dis Deutscher Industrie Service AG....................        1,400         44,500
 Doag-Holding AG.......................................        7,500         26,382
 Dom-Braugerei AG......................................        1,100         48,763
 #Duerr Beteiligungs AG................................       31,750        753,530
 Dyckerhoff AG.........................................       12,750        297,195
 Dyckerhoff and Widmann AG.............................       49,190        143,845
 ElreingKlinger AG.....................................        1,500         33,438
 *Em TV & Merchandising AG.............................        9,000         28,226
 Erlus Baustoffwerke AG................................          297         79,299
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................       10,260        293,943
 Eurobike AG...........................................        1,700         10,879
 *Evotec Biosystems AG.................................        2,100         35,244
 Fag Kugelfischer Georg Schaeffer AG...................       24,300        168,896
 *Feilmann AG..........................................        1,200         43,737
 *Fja AG...............................................          400         24,072
 Forst Ebnath AG.......................................           23         13,257
 Fuchs Petrolub AG Oel & Chemie........................        2,231        135,492
 Gilde Brauerei AG.....................................        1,200        355,999
 Goldschmidt (T.H.) AG.................................       83,200      1,829,331
 *Grammer AG...........................................        2,200         24,242
 *Grenkeleasing AG.....................................          800         23,665
 *Gwag Bayerische Wohnungs-Aktiengesellschaft AG.......        2,665         66,637
 Hagen Batterie AG.....................................       22,620         82,444
 Hamborner AG..........................................       21,000        425,418
 Hamburger Hochbahn AG Series A........................        1,800         77,811
 Hasen-Braeu AG........................................        1,000         33,905
 *Herlitz AG...........................................        3,462         11,650
 Holsten-Brauerei AG...................................       30,770        504,670
 *Holsten-Brauerie AG, Hamburg.........................        7,692        114,750
 *Holzmann (Philipp) AG................................        2,200         32,260
 *Horten AG............................................       33,800        405,389
 *Hucke AG.............................................        8,300         20,754
 #IFA Hotel & Touristik AG.............................        7,000         66,453
 *Intershop Communications AG..........................        5,200         20,716
 Iwka AG...............................................       72,613        843,206

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ixos Software AG.....................................        6,100   $     38,261
 Jacobsen (W.) AG, Kiel................................           37         40,770
 K & S Aktiengesellschaft AG...........................      129,500      2,261,184
 *KSB AG...............................................        2,387        202,326
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        741,240
 *Kabel New Media AG...................................        6,900         21,932
 Kampa-Haus AG.........................................       12,375        116,431
 *Kaufring AG..........................................        2,203         13,071
 *Kempinski AG, Berlin.................................          686        203,571
 Keramag Keramische Werke AG...........................       13,000        562,079
 *Kloeckner Humboldt-Deutz AG..........................       25,650         58,702
 *Km-Europa Metal AG...................................          446         22,342
 *Kolb und Schuele AG..................................       10,000          3,475
 #Kolbenschmidt Pierburg AG, Duesseldorf...............       37,500        487,909
 *Kontron Embedded Computers AG........................          700         36,193
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,123,973
 Kraftwerk Altwuerttemberg AG..........................          125         81,173
 Kromschroeder (G.) AG.................................       26,520        141,616
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         66,555
 LPKF Laser & Electronics AG...........................        2,200         34,871
 Lehnkering AG.........................................       15,300        145,377
 Leifheit AG...........................................       12,500        384,606
 Leoni AG..............................................       25,000        544,593
 MG Vermoegensverwaltungs AG...........................        3,308        139,467
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        273,949
 *MWG Biotech AG.......................................        6,600         26,293
 *Maihak (H.) AG.......................................          143         10,303
 Main Kraftwerke AG....................................        1,172        502,763
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,854,727
 Markt und Kuehlhallen AG..............................       14,000        266,999
 Maternus-Kliniken AG, Bad Oyenhausen..................        2,400         10,171
 *Maxdata AG...........................................       11,500         88,703
 Mensch und Maschine Software AG.......................          900          9,993
 *Moenus Textilmaschinen AG............................        5,250          9,834
 *Moksel (A.) AG.......................................       15,800         30,802
 *#Morphosys AG........................................        1,100         67,131
 Mueller-Weingarten AG.................................       11,580        196,308
 *#Nemetschek AG.......................................        3,800         39,940
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         80,461
 *Niedermayr Papierwarenfabrik AG......................        1,200         12,429
 *Norddeutsche Affinerie AG............................        1,900         22,144
 Norddeutsche Steingutfabrik AG........................        5,960         32,837
 *Nuernberger Hypothekenbank AG........................       32,825        976,587
 *Otto Reichelt AG.....................................       11,950         55,710
 *Parsytec AG..........................................          700         20,767
 *Pfaff (G.M.) AG......................................       80,000         21,021
 Pfleiderer AG.........................................       17,000        145,536
 Phoenix AG, Hamburg...................................       37,500        431,648
 Progress-Werk Oberkirch AG............................        5,000         70,352
 Puma AG...............................................        4,900         72,683
 *RTV Family Entertainment AG..........................        9,500         15,702

                                                               SHARES        VALUE+
                                                               ------        ------
 *Rational AG..........................................          600   $     30,514
 *Reichelt (F.) AG.....................................        1,290         67,792
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         89,508
 Renk AG...............................................       19,400        327,230
 #Rheinmetall Berlin AG................................       45,000        638,890
 Salzgitter AG.........................................       24,900        215,277
 *Schneider Rundfunkwerke AG...........................       10,274        211,179
 Schwarz Pharma AG.....................................        9,000        202,538
 Sektkellerei Schloss Wachenheim AG....................       15,120        106,372
 *Senator Entertainment AG.............................        9,800         60,638
 #Ser Systeme..........................................        6,000         39,160
 *Sibra Beteiligungs AG................................       11,000         39,160
 Sinner AG, Karlsruhe..................................        4,160         38,787
 #Sixt AG..............................................        6,500         84,571
 Sloman Neptune AG.....................................          700          3,708
 Stahl (R.) AG.........................................        2,000         18,987
 *Steag Hamtech AG.....................................        1,800         23,648
 Stoehr & Co. AG.......................................       16,000         88,152
 *Stollwerck AG........................................        1,018        283,022
 *Strabag AG...........................................        3,332         67,217
 *Stuttgarter Hofbraeu AG..............................       18,000        312,923
 Sued-Chemie AG........................................       29,146        963,480
 *Sueddeutsche Bodencreditbank AG......................       38,582      1,285,216
 *Suess Microtec AG....................................          800         25,089
 #Takkt AG.............................................       29,100        184,499
 Tarkett AG............................................       12,800         67,050
 *Terrex Handels AG....................................        1,250         78,404
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        105,659
 VGT AG................................................          586         33,776
 VK Muehlen AG.........................................        1,312         70,061
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        293,597
 Vossloh AG............................................       15,900        329,784
 Walter AG.............................................       13,500        383,906
 Walter Bau AG, Augsburg...............................       11,907         40,370
 *Wanderer-Werke AG....................................        7,185         92,570
 #Wcm Beteiligungs.....................................      119,000      1,914,442
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         53,400
 Wuerttembergische Hypotheken Bank AG..................       21,827      1,054,552
 Wuerttembergische Lebensversicherung AG...............        4,430        120,158
 Wuerttembergische Metallwarenfabrik AG................       30,330        458,891
 Wuerttembergische und Badische Versicherungs AG.......        2,240        113,920
 Wuerzburger Hofbraeu AG...............................          133         42,838
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        531,709
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,289,775)...................................                  38,050,627
                                                                       ------------

PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie Non-voting.............           55          3,240
 Westag and Getalit AG.................................        2,600         20,716
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $43,174).......................................                      23,956
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Herlitz AG Rights 06/05/01...........................        3,462   $          0
 *Kempinski AG Rights 06/01/01.........................          686         14,240
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      14,240
                                                                       ------------
TOTAL -- GERMANY
  (Cost $40,332,949)...................................                  38,088,823
                                                                       ------------
SWITZERLAND -- (12.4%)
COMMON STOCKS -- (12.3%)
 *AFG Arbonia Foster Holding AG, Arbon.................          522        240,919
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         19,189
 Afipa SA, Vevey.......................................           20          6,689
 Afipa SA, Vevey Series A..............................           80         30,546
 Aletsch AG, Moerel....................................           50        125,416
 BHB Beteiligungs und Finanzgesellschaft...............          150          6,522
 BKW FMB Energie AG, Bern..............................          660        882,928
 BVZ (Brig Visp Zermatt) Holding AG....................          370         47,435
 Bank Coop AG..........................................        5,881        642,506
 Bank Sarasin & Cie Series B, Basel....................          274        649,097
 *Banque Cantonale de Geneve...........................        1,344        138,593
 *Banque Cantonale du Jura.............................          450         56,186
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        852,829
 Basellandschaftliche Kantonalbank.....................          600        202,003
 Basler Kantonalbank...................................        5,000        180,320
 Bobst SA, Prilly......................................          100        145,761
 Bobst SA, Prilly (Namen)..............................           90         65,216
 Bon Appetit Holding AG................................          275        128,607
 Bossard Holding AG, Zug...............................          635        241,395
 #Bucher Holding AG, Niederweningen....................          671        587,209
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        549,361
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        114,128
 *Calida Holding AG....................................          396         59,598
 Canon (Schweiz) AG, Dietlikon.........................        3,706        163,193
 Carlo Gavazzi Holding AG..............................          910        109,056
 Cie Financiere Tradition..............................        1,250        165,131
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         24,464
 Daetwyler Holding AG, Atldorf.........................          348        494,641
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,234,628
 Edipresse SA, Lausanne................................          694        216,630
 Eichhof Holding AG....................................          188         93,265
 Energie Electrique du Simplon SA......................          350         23,996
 *Escor AG, Duedingen..................................          744         14,950
 *Feldschloesschen-Huerlimann Holding AG,
   Rheinfelden.........................................        1,602        477,734
 Financiere Michelin, Granges-Paccot...................          637        218,721
 Forbo Holding AG, Eglisau.............................        1,100        479,479
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        121,017
 *Galenica Holding AG, Bern Series B...................          405        330,045

                                                               SHARES        VALUE+
                                                               ------        ------
 *Generale d'Affichage, Geneve.........................          290   $    130,934
 Generali (Switzerland) Holdings, Adliswil.............        1,670        457,520
 Golay-Buchel Holding SA, Lausanne.....................           40         46,822
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         41,457
 Gurit-Heberlein AG....................................        1,125        849,066
 *HPI Holding SA.......................................        6,000         51,839
 Hero AG...............................................        3,040        383,806
 Industrieholding Cham AG, Cham........................          864        184,211
 #Jelmoli Holding AG, Zuerich..........................        1,521      1,971,163
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        726,911
 Kardex AG, Zuerich....................................        1,039        275,093
 Kardex AG, Zuerich (Participating)....................          610        156,238
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,492,651
 Kuehne & Nagel International AG, Schindellegi.........          324        171,569
 Lem Holdings AG, Lyss.................................          270         67,123
 Loeb Holding AG, Bern (Participating).................          620         82,942
 *#Logitech International SA...........................        6,610      1,996,968
 *Maag Holding AG, Zuerich.............................          922        131,051
 *Mikron Holding AG, Biel..............................        1,326        227,648
 #Moevenpick-Holding, Zuerich..........................        1,320        584,940
 *Nextrom Holding SA...................................          277         29,336
 *Omnium Geneve SA, Geneve.............................          110             67
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        351,165
 Oz Holding, Zuerich...................................          440        500,326
 *Parco Industriale e Immobiliare SA...................          600          1,171
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,225,843
 Sarna Kunststoff Holding AG, Sarnen...................          176        185,415
 *Schaffner Holding AG.................................          300         83,778
 *Schweizerhall Holding AG, Basel......................          140        167,779
 Schweizerische National Versicherungs Gesellschaft....          396        220,732
 #Siegfried AG, Zofingen...............................          856        665,608
 Sig Holding AG (Ex Sig Schweizerische Industrie
   Gesellschaft-Holding AG), Neu Hausen Am Reinfall....        1,600        164,992
 *Sihl.................................................           50          1,115
 *Sihl Registered Shares...............................          100          2,230
 Sika Finanz AG, Baar..................................          800        222,962
 Sika Finanz AG, Baar (Namen)..........................          750         34,280
 Sopracenerina.........................................        2,409        153,078
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        177,299
 Unigestion Holding, Geneve............................        2,891        175,649
 Vaudoise Assurances Holding, Lausanne.................           45         91,554
 Villars Holding SA, Fribourg..........................          150         23,411
 *Von Moos Holding AG, Luzern..........................        7,000         38,823
 *Von Roll Holding AG, Gerlafingen.....................       32,024        202,601
 WMH Walter Meier Holding AG, Staefa...................           50         50,166
 Zehnder Holding AG....................................          193        118,337
 *Zellweger Luwa AG, Uster.............................          804        462,494
 Zschokke Holding SA, Geneve...........................          230         73,332
 Zueblin Holding AG....................................           93            459

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 #Zuercher Ziegeleien Holding, Zuerich.................        1,415   $  1,104,218
 Zuger Kantonalbank....................................          545        653,138
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,582,606)...................................                  27,350,713
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs
   (Cost $124,499).....................................                     122,928
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,228).....................................        2,001        117,392
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Feldschloessen-Huerlimann Put Options 06/11/01.......        8,010         40,853
 *Mikron Holding Warrants 11/30/01.....................        1,326          2,661
                                                                       ------------

TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $45,987).......................................                      43,514
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $20,019,320)...................................                  27,634,547
                                                                       ------------
ITALY -- (9.8%)
COMMON STOCKS -- (9.8%)
 *Ansaldo Trasporti SpA................................      169,533        124,012
 *Auschem SpA (In Liquidation).........................       82,000              0
 #Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        597,060
 #Bassetti SpA.........................................       61,500        269,504
 *Bastogi SpA..........................................    1,183,000        208,568
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         70,884
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         74,353
 Brioschi Finanziaria SpA, Milano......................      175,000         42,794
 Buzzi Unicem SpA......................................       24,500        235,493
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        110,054
 CAMFIN (Cam Finanziaria)..............................       28,700        121,876
 #CEMENTIR (Cementarie del Tirreno SpA), Roma..........      480,219        742,850
 *CMI SpA..............................................       77,404        114,815
 #Caltagirone SpA......................................      343,085        798,258
 Cementeria di Augusta SpA.............................      105,000        142,399
 #Cia Assicuratrice Unipol SpA.........................      199,333        621,765
 Condotta Acque Potabili SpA, Torino...................       28,000        142,637
 Cucirini SpA..........................................       30,000         30,768
 *Dalmine SpA..........................................    1,976,700        571,339
 Danieli & C.Officine Meccaniche SpA...................       66,500        244,067
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        107,068
 *#Finarte Partecipazioni Pro Arte SpA.................      162,693        190,304
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0

                                                               SHARES        VALUE+
                                                               ------        ------
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000   $          0
 Gabetti Holding SpA...................................       55,000        176,685
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 #Gewiss SpA...........................................      221,700        920,790
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        212,595
 #Immobiliare Metanopoli SpA...........................    1,062,500      1,841,710
 *Impregilo SpA........................................      532,000        306,183
 Industria Macchine Automatique SpA....................       23,000        171,557
 Industrie Zignago S. Margherita SpA...................       52,000        555,799
 Ipi SpA...............................................       70,700        261,878
 Linificio and Canapificio Nazionale SpA...............       22,000         30,395
 Maffei SpA............................................       52,500         59,407
 *Mandelli SpA.........................................       41,000              0
 #Manifattura Lane Gaetano Marzotto & Figli SpA........      138,000      1,747,546
 Marangoni SpA, Rovereto...............................       34,303         89,263
 #Merloni Elettrodomestici SpA.........................      155,000        589,898
 Monrif SpA............................................      210,000        200,783
 Montefibre SpA........................................      143,138        114,532
 *Necchi SpA...........................................      164,250         54,714
 *Perlier SpA..........................................      100,700         22,491
 Pininfarina SpA.......................................       31,285        815,418
 Poligrafici Editoriale SpA............................      226,000        314,160
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      277,152        352,378
 *Premaimm SpA.........................................      179,000         28,296
 *Ratti SpA............................................       66,768         73,232
 Recordati Industria Chimica e Farmaceutica SpA........       48,000        631,033
 #Reno de Medici SpA, Milano...........................      100,500        153,760
 *Rodriquez SpA........................................       41,250              0
 #SAES Getters SpA.....................................       14,750        237,294
 #SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................      175,500      1,838,631
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        115,700
 *SISA (Societa Imballaggi Speciali Asti SpA)..........       65,000         40,219
 SMI STA Metallurgica Italiana SpA.....................      565,280        315,274
 #SNIA SpA.............................................      611,039      1,222,306
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         42,076
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,136
 Simint SpA............................................       79,988        426,456
 Sogefi SpA............................................      182,500        419,983
 Stefanel SpA..........................................      180,800        202,289
 Terme Demaniali di Acqui SpA..........................       39,900         52,083
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000        124,561
 #Vianini Lavori SpA...................................      347,600        795,504

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Vittoria Assicurazioni SpA............................       51,500   $    199,491
 Zucchi (Vincenzo) SpA.................................       89,000        396,803
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,538,239)...................................                  21,716,177
                                                                       ------------

NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 A.I.R. Holdings NV....................................        1,119         28,360
 Aalberts Industries NV................................       25,017        551,325
 Accell Group NV.......................................        4,865         50,721
 *Atag Group NV........................................        4,630          2,590
 Athlon Groep NV.......................................       34,250        464,493
 Batenburg Beheer NV...................................        1,000         88,152
 *Begemann Groep NV....................................       11,909         60,566
 *Begemann Groep NV Series B...........................       13,451          6,841
 Boskalis Westminster NV...............................       47,991      1,297,626
 *Creyf's SA...........................................       18,064        373,596
 *Creyf's SA Strip VVPR................................       18,064            153
 Delft Instruments NV..................................       13,336        101,734
 *Econosto NV..........................................       17,305        101,209
 Eriks Group NV........................................        8,000        230,551
 GTI Holding...........................................       18,535        571,079
 Gamma Holding NV......................................       15,705        572,408
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       12,000        111,885
 Geveke NV.............................................        9,193        382,204
 Grolsche NV...........................................       32,100        624,434
 Hollandsche Beton Groep NV............................       58,032        762,427
 Internatio-Mueller NV.................................       28,645        670,127
 #Kas-Associatie NV....................................       42,888        737,957
 #Kempen & Co. NV......................................       22,081      1,545,958
 #Koninklijke Bam NV...................................       23,684        425,589
 Koninklijke Frans Maas Groep NV.......................       12,349        297,792
 Koninklijke Nedlloyd NV...............................       23,472        510,313
 Koninklijke Ten Cate NV...............................       10,204        300,123
 Koninklijke Ubbink NV.................................        1,500         43,864
 MacIntosh NV..........................................       15,590        239,179
 NBM-Amstelland NV.....................................       59,684        758,836
 Nagron Nationaal Grondbezit NV........................       16,122        408,591
 Nederlandsche Apparatenfabriek........................       14,000        182,153
 *Nh Hotels............................................       21,703        253,862
 Polynorm NV...........................................        3,731        193,700
 Reesink NV............................................        2,050         87,141
 Roto Smeets de Boer NV................................        1,040         25,564
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         71,586
 Samas-Groep NV, Zaandam...............................       24,184        373,077
 Schuitema NV, Amersfoort..............................       34,200        484,107
 Schuttersveld NV......................................       20,596        260,990
 Smit International NV.................................       19,643        382,943
 *Textielgroep Twenthe NV..............................        1,000         63,571
 Twentsche Kabel Holding NV............................       17,396        538,197
 Unique International NV...............................       11,094        228,034
 Van Der Mollen Holding NV.............................       55,443      1,748,190
 *Vredestein NV........................................       15,514         88,104
 Wegener Arcade NV ....................................       70,830        600,366
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,998,901)....................................                  17,902,268
                                                                       ------------

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Hollandsche Beton Groep NV Rights 06/06/01...........       58,032   $          0
 *Koninklijke Bam NV Rights 06/13/01...................       23,684              0
 *Polynorm NV Rights 06/05/01..........................        3,731              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $9,998,901)....................................                  17,902,268
                                                                       ------------
SWEDEN -- (6.7%)
COMMON STOCKS -- (6.5%)
 *Active I Malmoe AB Series A..........................        4,160         39,605
 *Active I Malmoe AB Series B..........................        4,160         42,117
 *Alfaskop AB..........................................        1,600          2,526
 Allgon AB Series B....................................       65,400        406,993
 Angpannefoereningen AB Series B.......................       10,800        154,482
 Arkivator AB..........................................        3,600         49,822
 Avesta Polarit........................................       83,700        261,993
 *Axfood AB............................................       28,200        196,447
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         53,578
 Beiger Electronics AB.................................       11,700         89,111
 Beijer AB Series B....................................       11,700         69,550
 Beijer Alma AB Series B...............................       10,400         98,047
 Bergman & Beving AB Series B..........................       12,800        154,557
 *Biacore International AB.............................        4,650        180,104
 *Biora AB.............................................        6,200          9,214
 Bong Ljungdahl AB.....................................        6,000         58,237
 Boras Waefveri AB Series B............................        8,600         38,342
 Capona AB.............................................       19,000         95,297
 Carbo AB..............................................       15,800        251,684
 Castellum AB..........................................       24,000        221,803
 Catena AB Series A....................................       66,700        427,473
 Cloetta AB Series B...................................        1,400         17,685
 Concordia Maritime AB Series B........................       37,300         83,148
 *Doro AB..............................................        2,900          5,253
 *Elekta AB............................................       14,100         96,259
 Enea Data AB Series B.................................      220,000        239,080
 Esselte AB Series A...................................       40,100        256,997
 Esselte AB Series B...................................       34,500        225,913
 Fagerhult AB..........................................        2,900         25,589
 *Fagerlid Industrier AB...............................        8,600         13,020
 Fastighets AB Tornet..................................       14,100        193,172
 *Fastighits AB Celtica................................        5,800         38,249
 Finnveden AB..........................................       18,100        142,900
 *Firefly AB...........................................        8,400          5,071
 *#Frontec AB Series B.................................       18,200         29,076
 #Garphyttan Industrier AB.............................       39,000        329,640
 Getinge Industrier AB Series B........................       44,151        701,246
 Geveko AB Series B....................................        8,300        111,784
 Gorthon Lines AB Series B.............................       41,800         67,167
 Graenges AB...........................................       19,400        293,713
 Gunnebo AB............................................       10,900        104,279
 HL Display AB Series B................................        2,000         18,391
 Heba Fastighets AB Series B...........................        4,300         22,566
 Hexagon AB Series B...................................        3,572         51,425
 Hoeganges AB Series B.................................       19,700        320,212
 *IBS AB Series B......................................       40,200         61,236
 *#Icon Medialab International AB......................       24,900         23,128

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Industrifoervaltnings AB Skandigen....................       21,400   $     78,514
 *Information Highway AB...............................       12,500          6,444
 *Intelligent Microsystems Data AB.....................       22,800         22,871
 *Intentia International AB Series B...................       12,840        119,261
 Jacobson and Widmark AB...............................       13,400        245,814
 Karlshamns AB.........................................       10,000         57,123
 *Klippans Finpappersbruk AB...........................        5,800          8,620
 Lindex AB.............................................       16,100        207,862
 Ljungberg Gruppen AB Series B.........................        3,800         30,883
 *Mandator AB..........................................       11,400          3,897
 *Matteus AB...........................................       19,800         28,506
 *Medivir Series B.....................................        2,800         24,187
 Modul 1 Data AB.......................................        6,700         12,073
 Munksjo AB............................................       20,800        133,305
 NCC AB Series B.......................................       10,300         76,535
 NH Nordiska Holding AB................................       17,000         21,948
 Nibe Industrier AB Series B...........................        2,600         40,571
 Nobelpharma AB........................................       45,460      1,604,527
 *Nolato AB Series B...................................       30,600        177,638
 OEM International AB Series B.........................        7,100         82,763
 *Ortivus AB...........................................        5,900         15,892
 PEAB AB Series B......................................       39,300        129,585
 Pandox Hotelfastigheter AB............................       13,100        105,250
 Partnertech AB........................................        3,800         36,707
 *#Perbio Science AB...................................       19,100        271,431
 Platzer Bygg AB Series B..............................       36,000         51,828
 *Pricer AB Series B...................................       65,000         11,169
 Rottneros Bruk AB.....................................      366,600        306,457
 Sardus AB.............................................        3,000         15,186
 Scandiaconsult AB.....................................       57,200        184,888
 #Scandic Hotels AB....................................       29,400        402,785
 Scribona AB Series A..................................       40,100         62,573
 Scribona AB Series B..................................       31,700         47,993
 Semcon AB.............................................        8,300         71,696
 #Sifo Group AB Em 00..................................      114,880        965,666
 Sigma AB Series B.....................................       17,200        234,844
 Spendrups Bryggeri AB Series B........................       19,900         78,186
 *#Svedala Industri AB.................................       60,000      1,005,918
 Svenska Handelsbanken Series A........................            1             14
 Sweco AB Series B.....................................       23,450        172,069
 TV 4 AB Series A......................................        5,800        137,373
 *Ticket Travel Group AB...............................        4,500          6,938
 Trelleborg AB Series B................................       55,800        424,993
 Wallenstam Byggnads AB Series B.......................       16,700         95,395
 Westergyllen AB Series B..............................        4,300         32,750
 Wihlborgs Fastigheter AB Series B.....................      165,400        230,441
 Wilh Sonesson AB Series A.............................        4,160          9,119
 Wilh Sonesson AB Series B.............................        4,160          9,119
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,172,018)...................................                  14,476,788
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swedish Krona
   (Cost $428,873).....................................                     429,364
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Alfaskop Rights 06/18/01.............................        1,600            936
 *Cell Network AB Rights 06/15/01......................       11,400            635
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       1,571
                                                                       ------------

                                                               SHARES        VALUE+
                                                               ------        ------
TOTAL -- SWEDEN
  (Cost $14,600,891)...................................                $ 14,907,723
                                                                       ------------
SPAIN -- (6.5%)
COMMON STOCKS -- (6.5%)
 Ahorro Familiar SA....................................        6,051        146,174
 *#Amper SA............................................       56,800        310,532
 Azkoyen SA............................................       52,500        364,899
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       28,360         67,307
 Banco de Credito Balear SA............................       35,424        404,449
 Banco de Galicia SA...................................       75,500        895,930
 Banco de Valencia SA..................................      169,455      1,284,076
 Banco de Vasconia SA..................................       89,000        611,800
 Banco Guipuzcoano SA..................................       21,194        317,969
 #Banco Zaragozano SA..................................      187,990      1,356,011
 Bodegas y Bebedas SA..................................       39,504        338,190
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        152,571
 *CINSA (Compania de Inversiones SA)...................        1,400          4,153
 Campofrio Alimentacion SA.............................       69,600        696,130
 *#El Aguila SA........................................       65,332        351,087
 Elecnor SA............................................        6,100        310,227
 Empresa Nacional de Celulosa SA.......................        9,840        149,296
 Energia e Industrias Aragonesas SA....................       12,340         47,591
 *Ercros SA............................................       48,518         18,506
 Espanola del Zinc SA..................................       29,250         59,255
 *Estacionamientos Urbanos SA..........................        4,200              0
 *Europistas Concesionaria Espanola SA.................      174,940        849,655
 *Filo SA..............................................       82,733         91,164
 *#Grupo Picking Pack SA...............................       87,465        167,549
 Hullas del Coto Cortes................................        8,666         64,273
 #Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        917,995
 Inbesos SA............................................        8,050         18,423
 *Indo Internacional SA................................       33,600         82,592
 Inmobiliaria del Sur SA...............................        1,656         72,990
 *#Inmobiliaria Urbis SA...............................       74,582        303,441
 Koipe SA, San Sebastian...............................       16,800        284,799
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         60,662
 Lingotes Especiales SA................................       22,080         69,247
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         65,077
 Nicolas Correa SA.....................................       15,750         40,984
 *Nueva Montana Quijano SA Series B....................       80,500         21,152
 Obrascon Huarte Lain SA...............................       53,992        260,857
 Papelera de Navarra SA................................        6,000         89,000
 Pescanova SA..........................................       22,375        308,188
 Portland Valderrivas SA...............................       18,225        397,935
 Prosegur Cia de Seguridad SA..........................        7,000         90,483
 *Radiotronica SA......................................       10,575        113,389
 Reno de Medici SpA....................................      147,140        217,010
 *Tableros de Fibras SA Series B.......................        8,560         62,761
 *Tavex Algodonera SA..................................       26,400         62,656
 Uniland Cementera SA..................................        5,750        250,269
 Unipapel SA...........................................       20,968        274,412
 Uralita SA............................................      101,725        577,699
 Vidrala SA, Alava.....................................       47,040        294,254
 #Viscofan Industria Navarra de

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
   Envolturas Celulosicas S.A..........................       97,492   $    428,879
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,946,558)...................................                  14,423,948
                                                                       ------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 Aker Maritim ASA......................................       44,230        354,163
 Arendals Fosse Kompani ASA............................          100          5,157
 Avantor Financial Corp................................       13,270         66,729
 *Awilco ASA Series A..................................       50,950        135,991
 Blom ASA..............................................        7,970         12,423
 *Bonheur ASA..........................................        9,800        222,336
 *Braathens S.A.F.E. ASA...............................       19,320         64,974
 *C. Tybring-Gjedde ASA................................       14,880         11,121
 Choice Hotel Scandinavia ASA..........................       27,740         88,849
 *Corrocean ASA........................................       15,700         14,985
 *Den Norske Oljeselkapet..............................       36,420         78,933
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................       47,130        200,265
 *EDB Elektronisk Data Behandling ASA..................       54,917        627,358
 Ekornes ASA...........................................       28,690        208,288
 Elkem ASA.............................................        9,850        169,312
 *Exense ASA...........................................        1,317            591
 Farstad Shipping ASA..................................       41,190        193,495
 *Ganger Rolf ASA......................................        5,490        124,114
 *Gresvig ASA..........................................        4,590          6,371
 #Hafslund ASA.........................................       58,700        250,682
 *Hydralift AS.........................................       15,540        131,070
 *Industrifinans Naeringseiendom ASA...................        7,582         10,928
 *Infocus Corp.........................................       10,455        175,246
 *Kenor ASA............................................       39,200         13,769
 *Kongsberg Gruppen ASA................................       25,800        314,014
 *Kvaerner ASA.........................................       11,200         87,290
 *Kverneland ASA.......................................        8,800         82,678
 *Leif Hoegh & Co. ASA.................................       31,175        232,986
 *Merkantildata ASA....................................       10,701         26,391
 Moelven Industrier ASA................................       55,578         64,084
 #Nera ASA.............................................      111,753        363,901
 *Nordic Vlsi..........................................        5,000         45,775
 Nordlandsbanken ASA...................................        5,830        139,425
 *#Ocean Rig ASA.......................................       52,476        240,909
 Odfjell ASA Series A..................................       14,510        209,135
 *Olav Thon Eiendomsselskap ASA........................        8,320        159,001
 *Petrolia Drilling ASA................................       26,706         19,930
 *Prosafe ASA..........................................       23,630        317,877
 Reitan Narvesen Asa...................................       45,500        276,892
 Rieber and Son ASA Series A...........................       23,584        133,450
 *Scana Industrier ASA.................................       74,400         13,901
 Schibsted ASA.........................................       28,800        295,181
 *Sensonor ASA.........................................       23,969         26,102
 *Sinvest Asa..........................................       15,540         19,743
 Smedvig ASA Series A..................................       57,680        572,707
 *#Spcs-Gruppen ASA....................................       48,120         77,576
 Steen and Stroem ASA..................................       19,512        224,983
 *Stento Asa...........................................        1,225         18,310
 *Tandberg ASA.........................................       35,240        432,671
 *Tandberg Data ASA....................................       35,250         53,064
 *Tandberg Television ASA..............................       47,030        414,241
 *Unit 4 NV............................................        2,310         65,972
 *Unitor ASA...........................................       15,220         89,372

                                                               SHARES        VALUE+
                                                               ------        ------
 Veidekke ASA..........................................       15,936   $     91,875
 #Visual Management Applications ASA...................       14,270        116,549
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800        101,127
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,705,904)....................................                   8,494,262
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $48,757)......................................                      48,021
                                                                       ------------
TOTAL -- NORWAY
  (Cost $8,754,661)....................................                   8,542,283
                                                                       ------------
DENMARK -- (3.6%)
COMMON STOCKS -- (3.6%)
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         32,740
 Alm Brand A.S. Series B...............................        6,540        112,263
 Amagerbanken A.S......................................        1,050         59,025
 Amtssparekassen Fyn A.S...............................          968         58,322
 Bang & Olufsen Holding A.S. Series B..................        8,567        264,898
 Brodrene Hartmann A.S. Series B.......................        2,865         43,968
 Christian Hansen Holding A.S. Series B................        6,720        193,272
 Codan A.S.............................................        8,000        128,230
 Coloplast A.S. Series B...............................        4,374        218,782
 D'Hooge Schouw NV.....................................        2,000         93,672
 DFDS A.S., Copenhagen.................................        4,000         61,387
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         15,842
 Dampskibsselsk et Torm A.S............................        1,270         88,067
 Dampskibsselskabet Norden A.S.........................        1,770         62,376
 *Dansk Data Elektronik A.S............................          280          3,390
 #Danske Traelastkompagni A.S..........................       15,930        226,363
 *East Asiatic Co., Ltd................................       15,633        360,760
 *Edb Gruppen A.S......................................        1,810         21,502
 #FLS Industries.......................................       39,980        499,937
 Fimiston Resources & Technology Ltd...................          400          3,592
 Fluegger A.S. Series B................................        1,638         26,069
 *Foras Holding A.S. Series A..........................        7,082         33,813
 Forstaedernes Bank....................................        1,250         26,430
 *Forstaedernes Bank Issue 01..........................          500         12,505
 Glunz & Jensen A.S....................................        1,470         27,573
 Henriksen Og Henriksen Holding A.S. Series B..........          770         73,596
 Hoejgaard Holding A.S. Series B.......................        1,700         32,080
 IC Co. A.S............................................        3,510         27,532
 *Incentive A.S........................................        3,575         23,571
 Jamo A.S..............................................        1,000         30,693
 *Junckers (F.) Industrier A.S.........................          860          9,385
 *Jyske Bank A.S.......................................       10,960        232,987
 *Kjobenhavns Sommer Tivoli A.S........................          190         33,154
 Koebenhavns Lufthavne.................................        6,900        564,757
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        146,839
 *NTR Holdings A.S.....................................        1,130         10,726
 Naestved Diskontobanken...............................          230         19,479
 *Neg Micon A.S........................................       11,348        516,012
 *Neurosearch A.S......................................        4,650        128,452
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       18,215        399,638
 Nordvestbank..........................................          250         20,661

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Per Aarsleff A.S. Series B............................        1,545   $     39,518
 Radiometer A.S. Series B..............................        5,373        130,711
 *Ringkjoebing Landbobank..............................          170         48,314
 Rockwool, Ltd.........................................        3,820         60,361
 Sanistal A.S. Series B................................          936         27,665
 #Sas Danmark A.S......................................       34,300        376,272
 Satair A.S............................................        1,350         32,228
 #Sophus Berendsen A.S.................................       14,520        369,739
 Spar Nord Holding.....................................        3,623        142,091
 Sparkasse Regensburg..................................       10,590        281,101
 Sydbank A.S...........................................        1,742         84,756
 TK Development........................................        9,745        331,233
 *Topdanmark A.S.......................................       25,360        689,013
 VT Holdings Shares A..................................           44          1,351
 VT Holdings Shares B..................................        3,086         93,316
 Vest-Wood A.S.........................................        4,092        125,597
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102        116,131
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,057,531)....................................                   7,893,737
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $9,143).......................................                       8,937
                                                                       ------------
TOTAL -- DENMARK
  (Cost $8,066,674)....................................                   7,902,674
                                                                       ------------
FINLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 Alandsbanken AB Series B..............................        1,700         24,064
 Amer-Yhtymae Oyj Series A.............................       17,020        382,300
 *Benefon Oy...........................................        1,900          7,328
 *Capman Oyj Series B..................................       12,485         24,340
 *Eq Online Oyj........................................        7,100          6,861
 *Evox Rifa Group Oyj..................................       51,210          7,813
 Finnair Oyj...........................................       77,910        322,925
 #Finnlines Oyj........................................       18,280        387,360
 Finvest Oyj...........................................       51,210          6,945
 Fiskars Oy AB Series A................................        8,550         61,600
 HK Ruokatalo Oy Series A..............................       11,400         21,258
 Instrumentarium Oy....................................       27,200        831,138
 KCI Konecranes International Oyj......................       13,800        424,605
 #Kemira Oyj...........................................      118,400        662,361
 Kone Corp.............................................        4,980        358,753
 Laennen Tehtaat Oy....................................        3,930         37,942
 Lasslla and Tikanoja Oyj..............................       11,970        240,459
 Lemminkainen Oy.......................................       13,100        144,349
 Martela Oy............................................          530         11,680
 Metsaemarkka Oyj Series B.............................          700          2,569
 New Kyro Corp. Oyj....................................       36,470        139,106
 Nokian Renkaat Oyj....................................        9,700        205,547
 Nordic Aluminium Oy...................................        1,900         14,494
 Novo Group Oyj........................................       31,600        103,121
 #Okobank Class A......................................       31,940        346,262
 Olvi Oyj Series A.....................................          410          6,811
 Oy Stockmann AB Series B..............................       24,300        234,806
 PK Cables Oyj.........................................        4,760         35,303
 Partek Oyj............................................       44,870        437,374
 *Polar Real Estate Corp. Series K.....................      126,010         27,770
 Ponsse Oyj............................................        4,900         41,326

                                                               SHARES        VALUE+
                                                               ------        ------
 Raisio Group P.L.C. Series V..........................      118,423   $    153,577
 Rakentajain Koneuvokrammo Oy..........................        5,700         19,326
 Rocla Oy..............................................        1,300          7,934
 Sampo Insurance Co., Ltd..............................          810          6,866
 *Silja Oy AB Series A.................................       44,020         37,685
 *Stonesoft Corp.......................................       11,279         44,264
 *Talentum Oyj.........................................       18,300        112,457
 Tamro Oyj.............................................      105,620        259,623
 *Tecnomen Holding Oyj.................................       36,470         98,920
 #Uponor Oyj Series A..................................       32,500        474,093
 Vaisala Oy Series A...................................       12,650        386,004
 Viking Line AB........................................        3,240         63,164
 Yit-Yhtymae Oyj.......................................       26,854        315,252
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,148,212)....................................                   7,537,735
                                                                       ------------
BELGIUM -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Abfin SA.............................................        2,560              0
 *Afrifina.............................................        3,480        258,099
 *BMT NV...............................................        2,040        145,247
 Banque Nationale de Belgique..........................          710        908,729
 Belge des Betons......................................          425        163,908
 *Brederode SA.........................................        2,610         57,519
 CFE (Compagnie Francois d'Entreprises)................        2,080        431,945
 CMB (Cie Martime Belge)...............................          500         34,964
 Carrieres Unies Porphyre..............................           20         17,732
 *Chimique et Metallurgique Campine, Beerse............          370         25,058
 Cie Auxiliaire des Mines Auximines....................          544        267,901
 *Cie Auxiliaire des Mines Auximines Strip VVPR........          136            175
 City Hotels SA........................................        1,290         66,590
 Cofinimmo SA..........................................        4,763        357,292
 Commerciale de Brasserie SA COBRHA....................          115         41,067
 #Creyf's SA...........................................       20,168        417,111
 *Creyf's SA Interim Strip VVPR........................        4,526             38
 Deceuninck SA.........................................       63,700        904,385
 Engrais Rosier SA.....................................          655         39,418
 *Finspa...............................................          325              0
 Floridienne NV........................................        2,033        129,240
 Glaces de Charleroi...................................           70        205,293
 Glaverbel SA..........................................          400         32,769
 *Ibel (Nouvelle)......................................        2,655        186,785
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        415,993
 *Intercomfina SA......................................       11,000             93
 *Koramic Building Products SA.........................          700         21,063
 Metiers Automatiques Picanol..........................          403        112,724
 *PCB SA Bruxelles.....................................        5,030          5,585
 *Papeteries de Catala SA..............................          315         29,103
 Plantations Nord-Sumatra SA...........................          650         88,703
 Recticel SA...........................................        8,450         66,610
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        123,381
 *SCF SA...............................................        2,470         13,609
 *SCF SA Strip VVPR....................................        2,470              0
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545         81,193

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Sait Radioholland....................................        6,088   $     91,595
 Sapec SA..............................................        3,635        147,892
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        342,437
 *Sioen Industries.....................................        1,400         18,215
 Spector Photo Group SA................................        3,688         31,260
 Surongo SA............................................           20          4,153
 #Telindus Group SA....................................       17,240        164,687
 *Ter Beke NV..........................................        2,212         56,248
 UNIBRA................................................        1,600         94,797
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,646,671)....................................                   6,600,639
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Afrifina Rights 05/16/01.............................        3,480         18,878
 *Creyf's SA Rights 06/12/01...........................       20,168              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      18,878
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,646,671)....................................                   6,619,517
                                                                       ------------
AUSTRIA -- (2.0%)
COMMON STOCKS -- (2.0%)
 Allgemeine Sparkasse Baugesellschaft..................          670         62,185
 *Auricon Jenbacher Holding AG.........................        1,430              0
 #Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        269,636
 BBAG Oesterreichische Brau-Beteiligungs...............        7,084        251,469
 BWT AG................................................       13,530        401,388
 Bank Fuer Kaernten und Steiermark AG..................          520         39,448
 Bau Holding AG........................................        4,980        135,076
 Bohler Uddeholm AG....................................        9,020        328,374
 Brau Union Goess-Reinighaus AG........................        8,200        287,054
 *Ca Immobilien Invest AG..............................          737         10,407
 *Die Erste Immobilien AG..............................        1,244        150,573
 Flughafen Wien AG.....................................       12,730        410,026
 *Immofinanz Immobilien Anlagen AG.....................       91,740        400,465
 Jenbacher AG..........................................        7,860         93,272
 Leipnik-Lundenburger Industrie AG.....................          300         13,477
 *Lenzing AG...........................................        3,013        218,356
 *Manner (Josef) & Co. AG..............................          870         18,436
 Mayr-Melnhof Karton AG................................        9,840        423,866
 Oberbank AG...........................................        3,234        191,061
 Readymix Kies-Union AG................................          500         24,585
 Rhi AG, Wien..........................................       16,334        296,005
 Rosenbauer International AG...........................          850         14,366
 Ubm Realitaetenentwicklung AG.........................          360         18,309
 Va Technologie AG.....................................        6,807        218,615
 *Vogel and Noot Waermetechnik AG......................        1,700         11,239
 Wolford AG............................................        4,100         61,372
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $5,192,536)....................................                   4,349,060
                                                                       ------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
 Abbey P.L.C...........................................       19,319         59,769
 Anglo Irish Bank Corp. P.L.C..........................      195,967        714,250

                                                               SHARES        VALUE+
                                                               ------        ------
 *Arcon International Resources P.L.C..................      143,750   $     10,966
 Ardagh P.L.C..........................................       13,676         17,156
 Arnotts P.L.C.........................................        8,811         51,531
 Barlo Group P.L.C.....................................      115,775         82,431
 *Dragon Oil P.L.C.....................................      104,167         43,264
 *Dunloe Ewart P.L.C...................................      235,918         75,988
 Fyffes P.L.C..........................................      195,858        166,012
 Glanbia P.L.C.........................................      175,508        123,474
 Golden Vale P.L.C.....................................      108,124         96,230
 Green Property Co.....................................       75,732        485,289
 Greencore Group P.L.C.................................      134,790        291,338
 Heiton Holdings P.L.C.................................       33,002         96,507
 IAWS Group P.L.C......................................       59,457        373,943
 IFG Group P.L.C.......................................       16,604         49,258
 IWP International P.L.C...............................       39,611         60,435
 Irish Continental Group P.L.C.........................       15,838         79,205
 Jurys Hotel Group P.L.C...............................       40,376        308,010
 Kingspan Group P.L.C..................................      114,417        387,927
 Ryan Hotels P.L.C.....................................       40,095         29,567
 United Drug P.L.C.....................................       17,284        175,802
 Waterford Wedgwood P.L.C..............................      220,752        213,309
                                                                       ------------
TOTAL -- IRELAND
  (Cost $4,075,682)....................................                   3,991,661
                                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $467,749).....................................                     467,708
                                                                       ------------
UNITED STATES -- (0.2%)
COMMON STOCKS -- (0.2%)
 *National Oilwell, Inc................................        4,798        165,531
 *Sanmina Corp.........................................        7,728        209,120
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $221,793)......................................                     374,651
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.
   (Cost $192,954).....................................      212,968        279,856
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $6,161,951) to be
   repurchased at $6,070,653
   (Cost $6,070,000)...................................   $    6,070      6,070,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $202,886,657)++....                $222,169,957
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $202,886,988.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
ISRAEL -- (9.0%)
COMMON STOCKS -- (9.0%)
 Africa-Israel Investments, Ltd........................         2,840  $    226,430
 Africa-Israel Investments, Ltd........................           155       112,345
 *Agis Industries (1983), Ltd..........................        21,736       161,483
 American Israeli Paper Mills, Ltd.....................         3,291       159,421
 Bank Hapoalim B.M.....................................     1,196,240     2,907,494
 Bank Leumi Le-Israel..................................     1,373,369     2,777,251
 *Bezek, Ltd...........................................     2,104,314     3,147,050
 *Blue Square Chain Stores Properties Investment.......        29,303       420,534
 *CLAL Electronics Industries, Ltd.....................         3,579       255,259
 *CLAL Industries, Ltd.................................       135,350       820,141
 CLAL Insurance, Ltd...................................        38,684       566,378
 Delek Israel Fuel Corp., Ltd. Series C................         4,584       322,507
 *Elbit Medical Imaging................................        17,319        98,750
 Elbit Systems, Ltd....................................        17,319       261,520
 Elbit, Ltd............................................        17,320        95,743
 Elite Industries, Ltd.................................         5,700       200,374
 Elron Electronic Industries, Ltd......................        19,701       285,118
 First International Bank of Israel....................        48,660       310,839
 First International Bank of Israel, Ltd...............       347,200       434,522
 IDB Bankholding Corp., Ltd............................        36,578     1,037,517
 IDB Development Corp., Ltd. Series A..................        72,515     1,935,943
 Industrial Building Corp., Ltd........................       277,150       350,872
 Israel Chemicals, Ltd.................................     1,165,326     1,199,669
 Israel Corp. Series A.................................         5,500       717,561
 Koor Industries, Ltd..................................        16,466       617,422
 *M.A.Industries, Ltd..................................       162,937       360,987
 *Matav Cable Israel...................................        19,027       183,741
 Migdal Insurance Holdings.............................       279,107       296,099
 Osem Investment, Ltd..................................        77,343       517,984
 *Property and Building Corp., Ltd.....................         3,973       292,766
 Super-Sol, Ltd. Series B..............................       210,226       786,249
 Tambour...............................................        26,898        38,992
 Teva Pharmaceutical Industries, Ltd...................       120,921     6,816,003
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,338)...................................                  28,714,964
                                                                       ------------
SOUTH KOREA -- (8.7%)
COMMON STOCKS -- (8.7%)
 *Cho Hung Bank Co., Ltd...............................       135,810       284,660
 *Daewoo Securities Co., Ltd...........................        56,445       504,524
 *Good Morning Securities Co...........................        52,660       239,252
 *H and CB.............................................        17,000       374,239
 *Hyundai Engineering & Construction Co., Ltd..........       119,254        80,061
 Hyundai Heavy Industries Co., Ltd.....................        11,960       247,883
 Hyundai Motor Co., Ltd................................        95,919     1,890,675
 *Hyundai Securities Co., Ltd..........................        49,011       395,990
 Kookmin Bank..........................................       205,128     2,658,177
 *Koram Bank, Ltd......................................        32,610       216,382
 Korea Electric Power Corp.............................       128,020     2,428,482
 *Korea Gas............................................        15,450       229,157
 Korea Mobile Telecommunications Corp..................         1,670       286,155
 LG Chemical Investment, Ltd...........................        12,299       148,817
 *LG Chemical, Ltd.....................................        45,097       658,325
                                                            SHARES           VALUE+
                                                            ------           ------
 LG Electronics, Inc...................................       120,133  $  1,645,850
 *LG Household & Healthcare Co., Ltd...................        10,932       269,673
 LG Insurance Co., Ltd.................................         3,410         8,119
 *LG Securities Co., Ltd...............................        16,100       123,169
 Pohang Iron & Steel Co., Ltd..........................         6,110       498,435
 S-Oil Corp............................................        32,080       930,345
 S1 Corporation........................................        20,238       210,121
 SK Corp., Ltd.........................................        78,203       979,827
 Samsung Corp..........................................        31,080       194,098
 Samsung Display Devices, Ltd..........................        32,478     1,554,177
 Samsung Electro-Mechanics Co., Ltd....................        51,654     2,060,515
 Samsung Electronics Co., Ltd..........................        36,128     5,979,029
 *Samsung Fire and Marine Insurance, Ltd...............        32,751     1,012,443
 Shinhan Bank Co., Ltd.................................       158,242     1,488,537
 Shinsegae Co., Ltd....................................         5,977       192,134
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $17,083,237)...................................                  27,789,251
                                                                       ------------
MEXICO -- (8.5%)
COMMON STOCKS -- (8.5%)
 *Altos Hornos de Mexico S.A...........................        97,000        29,068
 *America Movil S.A. de C.V. Series L..................     3,142,000     3,222,827
 Apasco S.A. de C.V....................................        69,000       369,486
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................       803,071     1,808,187
 Cementos de Mexico S.A. de C.V. Series B..............       252,982     1,331,846
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................       175,000       161,989
 *Desc S.A. de C.V. Series B...........................       295,000       146,321
 *Desc S.A. de C.V. Series C...........................         6,905         2,771
 El Puerto de Liverpool S.A. Series C1.................       339,500       529,551
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       207,900        83,671
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       126,611
 Fomento Economico Mexicano Series B & D...............       270,000     1,159,178
 *Gruma S.A. de C.V. Series B..........................        90,406        70,803
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       559,970
 Grupo Financiero Banamex Accival SA de Series O.......     1,170,561     2,998,500
 *Grupo Financiero Bancomer S.A. de C.V. Series O......     1,254,172     1,152,744
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................        30,000             0
 *Grupo Financiero Inbursa Series O....................       239,699       964,688
 *Grupo Gigante S.A. de C.V. Series B..................       113,800       173,296
 Grupo Industrial Alfa S.A. Series A...................       150,290       242,759
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       562,832
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000        40,103
 Grupo Modelo S.A. de C.V. Series C....................       312,000       831,457
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................       700,000     1,469,517

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hylsamex S.A. de C.V. Series B.......................        60,000  $     44,640
 *Industrias Penoles S.A. de C.V.......................       103,000       140,157
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       615,516
 Nueva Grupo Mexico SA de CV Series B..................       172,000       499,527
 Organizacion Soriana S.A. de C.V. Series B............       150,000       360,581
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       143,221
 Telefonos de Mexico S.A. Series A.....................       100,000       170,882
 Telefonos de Mexico S.A. Series L.....................     3,042,000     5,247,851
 Tubos de Acero de Mexico S.A..........................        17,000       217,273
 Vitro S.A.............................................       121,600       117,586
 Walmart de Mexico S.A. de C.V. Series C...............       417,000       998,333
 Walmart de Mexico S.A. de C.V. Series V...............       137,180       363,337
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,304,254)...................................                  26,957,079
                                                                       ------------
MALAYSIA -- (8.2%)
COMMON STOCKS -- (8.2%)
 AMMB Holdings Berhad..................................       240,362       179,639
 Amsteel Corp. Berhad..................................       264,000        10,768
 *Aokam Perdana Berhad.................................           333            82
 *Avenue Assets Berhad.................................        27,000         4,654
 Bandar Raya Developments Berhad.......................        23,000         5,145
 Batu Kawan Berhad.....................................       151,000       135,900
 Berjaya Group Berhad..................................        94,000         5,195
 Berjaya Land Berhad...................................        91,000        17,362
 Berjaya Sports Toto Berhad............................       259,000       256,274
 British American Tobacco Berhad.......................       167,000     1,527,171
 Carlsberg Brewery Malaysia Berhad.....................        79,000       200,618
 Commerce Asset Holding Berhad.........................       353,000       548,079
 Country Heights Holdings Berhad.......................        40,000        17,579
 DCB Sakura Merchant New Shares........................         4,100         1,715
 *Digi.Com.Ber.........................................       122,000       176,579
 Gamuda Berhad.........................................       183,000       182,037
 Genting Berhad........................................       341,000       762,763
 Golden Hope Plantations Berhad........................       632,000       562,147
 Guiness Anchor Berhad.................................       105,000        80,961
 Highlands and Lowlands Berhad.........................       314,000       216,495
 Hong Leong Bank Berhad................................       523,250       443,386
 Hong Leong Credit Berhad..............................       278,300       323,707
 IOI Corp. Berhad......................................       529,000       334,105
 Jaya Tiasa Holdings Berhad............................        96,000        72,000
 Kuala Lumpur Kepong Berhad............................       412,500       521,053
 *Land-General Berhad..................................        35,000         2,901
 *Leisure Management Berhad............................        35,000        70,461
 Lion Land Berhad......................................         1,000            71
 *MBF Holdings Berhad..................................       141,000         7,607
 Magnum Corp. Berhad...................................       937,500       333,059
 Malakoff Berhad.......................................       156,000       365,368
 Malayan Banking Berhad................................       913,000     2,282,500
 Malayan Cement Berhad.................................       661,000       184,384
 *Malayan United Industries Berhad.....................        70,000         9,947
 Malaysian Airlines System.............................       298,000       192,132
 Malaysian International Shipping Corp. (Foreign)......       181,666       320,306
 Malaysian Oxygen Berhad...............................        22,000        57,895
 Malaysian Pacific Industries..........................        84,000       282,947
 *Multi-Purpose Holdings Berhad........................        86,000        12,900
 Nestle (Malaysia) Berhad..............................       146,000       779,947
                                                            SHARES           VALUE+
                                                            ------           ------
 Oriental Holdings Berhad..............................       322,608  $    358,265
 Oyl Industries Berhad.................................        74,000       296,000
 Perlis Plantations Berhad.............................       190,500       205,539
 Perusahaan Otomobil Nasional Berhad...................       338,000       466,974
 Petronas Dagangan Berhad..............................       147,000       128,432
 Petronas Gas Berhad...................................     1,065,000     1,625,526
 Public Bank Berhad (Foreign)..........................     1,739,138     1,167,053
 RHB Capital Berhad....................................     1,104,000       549,095
 RJ Reynolds Berhad....................................       135,000       139,263
 Ramatex Berhad........................................       222,000       162,410
 *Rashid Hussain Berhad................................        50,000        16,053
 *Renong Berhad........................................       460,000        98,658
 Resorts World Berhad..................................       681,000       940,855
 Sarawak Enterprise Corp. Berhad.......................       412,000       139,863
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       146,968
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,227,886
 Southern Bank Berhad..................................        48,440        21,670
 Southern Bank Berhad (Foreign)........................       143,437        58,130
 *Technology Resources (Industries) Berhad.............       264,000       122,274
 Telekom Malaysia Berhad...............................     1,379,000     2,885,013
 Tenaga Nasional Berhad................................     1,222,000     2,620,868
 *Time Engineering Berhad..............................       276,000        95,874
 Tractors Malaysia Holdings Berhad.....................        22,000        12,332
 United Engineering (Malaysia) Berhad..................       165,198       124,333
 YTL Corp. Berhad......................................       913,100       941,935
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,231,027)...................................                  26,039,108
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *YTL Corp. Berhad Warrants 06/26/09
   (Cost $395).........................................         4,000           553
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $39,231,422)...................................                  26,039,661
                                                                       ------------
THAILAND -- (7.9%)
COMMON STOCKS -- (7.9%)
 *Advance Agro Public Co., Ltd. (Foreign)..............       530,130       166,450
 Advanced Info Service Public Co., Ltd. (Foreign)......       593,100     6,351,137
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         2,093
 BEC World Public Co., Ltd. (Foreign)..................       306,700     1,459,670
 Bangkok Expressway Public Co., Ltd. (Foreign).........     2,333,000       552,599
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         2,091
 *Bank of Asia Public Co., Ltd. (Foreign)..............        21,450         3,261
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     4,125,500       609,030
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       439,700       392,373
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........     1,584,200       244,340
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       384,071     1,760,200

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Five Stars Property Public Co., Ltd. (Foreign).......         8,360  $        424
 Hana Microelectronics Public Co., Ltd. (Foreign)......       187,000       282,241
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         2,607
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           410
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         5,852
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........    12,201,770     3,226,201
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           271
 Mutual Fund Public Co., Ltd. (Foreign)................           500           479
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150       129,126
 Sammakorn Public Co., Ltd. (Foreign)..................         7,500         1,776
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500           186
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     2,214,673
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......     1,381,225       905,396
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       286,746
 *Siam City Cement Public Co., Ltd. (Foreign)..........       557,413     1,522,951
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     1,621,166       794,776
 Siam Makro Public Co., Ltd. (Foreign).................       727,100       825,066
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           735
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         1,482
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,957,200     2,047,977
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         1,859
 *Thai Military Bank Public Co., Ltd. (Foreign)........     4,483,500       681,638
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       201,334
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       864,485       580,903
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $37,811,541)...................................                  25,258,353
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008
   (Cost $0)...........................................     1,444,563             0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $37,811,541)...................................                  25,258,353
                                                                       ------------
UNITED STATES -- (7.9%)
COMMON STOCKS -- (7.9%)
 BBV Banco BHIF ADR....................................        30,000       512,250
 Banco de Santiago SA ADR..............................        94,900     2,291,835
 Banco Edwards SA ADR..................................        55,248       902,200
                                                            SHARES           VALUE+
                                                            ------           ------
 Banco Santander Chile Sponsored ADR...................       110,000  $  2,101,000
 *Cia Telecom de Chile ADR.............................       239,000     3,592,170
 Compania Cervecerias Uni ADR..........................        66,400     1,527,200
 Cristalerias de Chile SA ADR..........................        24,500       471,625
 Distribucion y Servicio D&S SA ADR....................       100,500     1,602,975
 Embotelladora Andina SA Andina ADR....................        81,300     1,321,125
 Embotelladora Andina SA Andina Series B ADR...........        67,700       835,756
 Empresa Nacional de Elec ADR..........................       306,518     3,719,596
 *Empresas Telex - Chile SA ADR........................         7,880        13,790
 Enersis SA ADR........................................       165,503     2,739,075
 Laboratorio Chile SA Labchile ADR.....................        30,000       743,100
 Lan Chile SA ADR......................................        86,400       838,080
 *Madeco SA ADR........................................        44,500       261,437
 Masisa SA ADR.........................................        18,100       280,550
 *Santa Isabel SA ADR..................................        15,500        91,838
 Sociedad Quimica y Minera Chile ADR...................        29,502       645,946
 Vina Concha y Toro SA Conchatoro ADR..................        14,600       690,215
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $25,121,115)...................................                  25,181,763
                                                                       ------------
BRAZIL -- (7.7%)
PREFERRED STOCKS -- (5.8%)
 Ambev Cia de Bebidas das Americas.....................    12,453,835     2,822,563
 Aracruz Celulose SA Series B..........................       311,999       544,549
 Banco Bradesco SA.....................................   246,242,355     1,243,443
 Banco do Brasil SA....................................   126,670,000       446,461
 Banco Itau SA.........................................    35,500,000     2,894,982
 Bradespar SA..........................................   197,621,010        68,649
 Brasileira de Distribuicao Pao de Acucar..............     8,330,000       219,494
 Brasileira de Petroleo Ipiranga.......................    12,300,000        83,631
 *Centrais Electricas de Santa Catarin Celesc
   Series B............................................       180,000        34,314
 Cimento Portland Itau.................................       860,000       140,807
 *Companhia Siderurgica Paulista Cosipa CSI............        65,000        11,565
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       137,459
 Coteminas Cia Tecidos Norte de Minas..................     1,164,800        75,492
 Duratex SA............................................     2,900,000        63,515
 Electropaulo Electrecidade Metropolitana..............     8,395,000       231,129
 Embratel Participacoes SA.............................    38,582,922       325,263
 *Ericsson Telecomunicacoes SA.........................    15,480,000       323,889
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        56,197
 *Inepar SA Industria e Construcoes....................    19,760,001        12,054
 Investimentos Itau SA.................................     1,388,290     1,205,649
 *Lojas Americanas SA..................................     2,166,794         1,827
 Lojas Renner SA.......................................       800,000         6,778
 Mahle Cofap Aneis SA..................................         5,100         5,833
 *Paranapanema SA......................................     2,120,000         1,886
 Sadia SA..............................................       100,000        49,565
 Sao Carlos Empreendimentos e Participacoes SA.........     2,166,794         5,003
 Serrana SA............................................         2,450         1,142
 Siderurgica Belgo-Mineira.............................       970,000        53,420
 Siderurgica de Tubarao Sid Tubarao....................    15,120,000       162,694

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Siderurgica Paulista Casipa Series B..................           325  $        771
 Suzano de Papel e Celulose............................        54,000       132,681
 Tele Celular Sul Participacoes SA.....................       137,922           284
 *Tele Celular Sul Participacoes SA Receipts...........       486,409           835
 Tele Centro Oeste Celular Participacoes SA............       137,922           395
 Tele Centro-Sul Participacoes.........................    45,137,922       361,402
 *Tele Leste Celular Participacoes SA..................       177,127           149
 Tele Norte Celular Participacoes SA...................       137,922            74
 *Tele Norte Celular Participacoes SA Receipts.........           177             0
 Tele Norte Leste Participacoes SA.....................    96,862,911     1,514,156
 Telemig Celular Participacoes SA......................       137,922           298
 *Telemig Celular Participacoes SA Receipts............           746             2
 Telenordeste Celular Participacoes SA.................       137,922           237
 Telesp Celular Participacoes..........................   176,941,089     1,236,800
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       658,982
 Usinas Siderurgicas de Minas Gerais SA................        52,039       143,294
 Vale do Rio Doce Series A.............................       121,160     2,935,906
 Votorantim Celulose e Papel SA........................     9,467,325       244,649
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $16,629,860)...................................                  18,460,168
                                                                       ------------
COMMON STOCKS -- (1.9%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524         6,929
 Ambev Cia de Bebidas das Americas.....................     1,260,000       272,225
 Brasil Telecom Participacoes SA.......................    58,770,339       456,609
 *Ceval Alimentos SA...................................    11,610,114        15,370
 Cia Paulista de Forca e Luz...........................     2,258,921        75,120
 Embraco SA............................................       130,000        38,000
 Embraer Empresa Brasileira de Aeronautica.............       157,000     1,636,144
 Embratel Participacoes................................    57,550,000       460,537
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           915
 Gerdau SA.............................................    36,040,000       241,992
 Inepar Energia SA.....................................         9,561             1
 Inversiones Luz SA....................................     3,140,000        66,377
 *Lojas Americanas SA..................................    14,042,476        16,478
 Petroquimica do Sul Copesul...........................     8,276,000       287,489
 Sao Carlos Empreendimentos e Participacoes SA.........    14,042,476        32,718
 Seara Alimentos SA....................................    11,610,114         5,287
 Serrana SA............................................         2,054           948
 Siderurgica Nacional Sid Nacional.....................    26,651,000       543,057
 Souza Cruz Industria e Comercio.......................       101,000       509,161
 Tele Celular Sul Participacoes........................    57,550,000        98,739
 Tele Centro Oeste Celular Participacoes...............    57,550,000       188,213
 *Tele Centro Oeste Celular Participacoes Receipts.....       326,799         1,069
 *Tele Leste Celular Participacoes.....................    73,908,726        69,508
 Tele Norte Celular Participacoes......................    57,550,000        45,103
 *Tele Norte Celular Participacoes Receipts............        74,254            58
 Tele Norte Leste Participacoes........................    57,550,710       780,167
 Telemig Celular Participacoes.........................    57,550,000       175,535
 *Telemig Celular Participacoes Receipts...............       311,511           950
                                                            SHARES           VALUE+
                                                            ------           ------
 Telenordeste Celular Participacoes....................    57,550,000  $    104,590
 *Telenordeste Celular Participacoes Receipts..........       581,297         1,056
 Unibanco Unias de Bancos Brasileiros SA...............     1,500,000        32,725
 *Vale do Rio Doce Series B............................        81,160             0
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       149,000        10,168
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,988,865)....................................                   6,173,238
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Brasileira de Distribuicao Pao de Acucar Rights
   06/07/01............................................        91,197             0
 *Tele Norte Celular Participacoes SA Rights
   06/06/01............................................         6,241             0
 *Tele Norte Leste Participacoes SA Rights 06/08/01....       737,289             0
 *Tele Norte Leste Participacoes SA Rights 06/08/01....     1,234,681           105
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         105
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $21,618,725)...................................                  24,633,511
                                                                       ------------
ARGENTINA -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Acindar Industria Argentina de Aceros SA Series B....       899,000       710,210
 *Alpargatas SA Industrial y Comercial.................         1,078             0
 *Alto Palermo SA Series A.............................         5,000        15,500
 *Banco del Sud Sociedad Anonima Series B..............        29,000        33,930
 Banco Frances del Rio de la Plata SA..................       467,809     4,219,637
 *Capex SA Series A....................................        52,893       121,654
 *Celulosa Argentina SA Series B.......................        18,750         7,875
 *Central Costanera SA Series B........................       114,100       103,831
 *Central Puerto SA Series B...........................        16,000        19,520
 *Garovaglio y Zorraquin SA............................        28,000         7,224
 Gas Natural SA, Buenos Aires..........................       345,000       479,550
 Grupo Financiero Galicia SA Series B..................     2,110,110     3,376,176
 *IRSA Inversiones y Representaciones SA...............       643,419       945,826
 *Juan Minetti SA......................................       329,983       455,377
 Ledesma S.A.A.I.......................................       135,378        73,239
 Metrogas SA Series B..................................       543,115       391,043
 *Molinos Rio de la Plata SA Series B..................       694,833     1,104,784
 PC Holdings SA Series B, Buenos Aires.................     2,274,901     3,503,348
 *Renault Argentina SA.................................       176,559        98,873
 Siderar SAIC Series A.................................       694,876     1,570,420
 Siderca SA Series A...................................       714,907     1,479,857
 *Sociedad Comercial del Plata.........................       187,740        16,521
 *Solvay Indupa S.A.I.C................................       555,366       202,709
 Telecom Argentina Stet-France SA Series B.............       977,000     3,067,780
 Transportadora de Gas del Sur SA Series B.............     1,028,003     1,449,484
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,169,705)...................................                  23,454,368
                                                                       ------------

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
                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Acindar Industria Argentina de Aceros SA Rights
   05/28/01
   (Cost $0)...........................................       899,000  $        899
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $28,169,705)...................................                  23,455,267
                                                                       ------------
GREECE -- (7.2%)
COMMON STOCKS -- (7.2%)
 Alpha Credit Bank.....................................        79,292     2,051,223
 Altec Information & Communication Systems S.A.........        80,805       380,813
 Aluminum of Attica S.A................................         7,540        32,466
 Aspis Pronia General Insurance S.A....................        18,180        84,445
 Athens Medical Center S.A.............................        85,395       363,358
 *Attica Enterprises S.A. Holdings.....................       139,591       918,160
 Bank of Attica S.A....................................        51,135       256,590
 Bank of Piraeus S.A...................................       197,335     2,455,439
 Delta Dairy S.A.......................................         2,610        16,415
 Delta Informatics S.A.................................        54,600       222,143
 EFG Eurobank Ergasias S.A.............................        63,986       897,056
 *Egnatia Bank S.A.....................................        87,550       379,949
 Ethniki General Insurance Co..........................        43,944       431,328
 General Hellenic Bank.................................        33,012       303,319
 Halkor S.A............................................       119,280       456,988
 Hellenic Bottling Co., S.A............................       117,130     1,520,988
 *Hellenic Duty Free Shops S.A.........................        45,650       548,676
 *Hellenic Petroleum S.A...............................       106,580       800,403
 *Hellenic Sugar Industry S.A..........................        11,760        82,734
 Hellenic Technodomiki S.A.............................       133,995       783,676
 *Heracles General Cement Co...........................        67,650       795,896
 *Hyatt Regency S.A....................................        63,820       291,030
 Inform P. Lykos S.A...................................        13,790       182,109
 Interamerican Hellenic Life Insurance Co. S.A.........        59,830     1,004,114
 Intracom S.A..........................................        94,799     1,552,422
 Intrasoft S.A.........................................        64,699       496,849
 *Lambrakis Press S.A..................................        62,280       519,449
 M.J. Mailis S.A.......................................        97,060       651,575
 *Metka S.A............................................         4,670        21,534
 *Minoan Lines S.A.....................................        35,490       115,514
 Mytilineos Holdings S.A...............................        62,620       397,021
 N.B.G. Real Estate Development Co.....................        82,840       513,985
 *National Investment Bank for Industrial
   Development.........................................        48,625       609,162
 Panafon Hellenic Telecommunications Co. S.A...........        73,410       457,965
 Sanyo Hellas S.A......................................         8,112        16,846
 Silver & Baryte Ores Mining Co. S.A...................        15,260       277,577
 *Technical Olympic S.A................................        11,250        32,421
 *Telesis Investment Bank S.A..........................         3,750        23,140
 Tiletipos S.A.........................................        23,910       131,732
 Titan Cement Co.......................................        50,600     1,739,592
                                                                       ------------
TOTAL -- GREECE
  (Cost $36,534,547)...................................                  22,816,102
                                                                       ------------
TURKEY -- (7.1%)
COMMON STOCKS -- (7.1%)
 Akbank................................................   443,684,002     1,801,279
 Akcansa Cimento Sanayi ve Ticaret A.S.................    29,601,300       172,042
 Aksigorta A.S.........................................    49,612,000       445,235
 *Alarko Holding.......................................    19,697,888       446,148
                                                            SHARES           VALUE+
                                                            ------           ------
 Anadolu Efes Biracilik ve Malt Sanayi A.S.............    25,141,292  $  1,063,669
 Arcelik A.S...........................................   106,986,147       896,122
 Aygaz.................................................    26,164,840       581,440
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........     8,648,543       114,575
 *Cukurova Elektrik A.S................................       389,000       161,252
 *Dogan Sirketler Grubu Holdings A.S...................    72,434,152       303,356
 Enka Holding..........................................     7,936,946       501,994
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    54,193,000       636,883
 *Hurriyet Gazette.....................................    73,118,026       159,360
 Koc Holding A.S.......................................    81,835,987     2,343,164
 Migros Turk A.S.......................................    10,348,025       645,645
 Netas Northern Electric Telekomunikasyon A.S..........     9,535,000       423,777
 *Otosan Otomobil A.S..................................    84,747,500       995,963
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................     5,874,000        44,180
 Tat Konserve..........................................             8             0
 *Tofas Turk Otomobil Fabrikasi A.S....................    72,073,889       603,695
 Trakya Cam Sanayii A.S................................    70,814,556       275,390
 Tupras-Turkiye Petrol Rafineleri A.S..................    21,531,000       524,472
 *Turk Sise ve Cam Fabrikalari A.S.....................    89,670,009       325,724
 *Turkiye Garanti Bankasi A.S..........................   249,709,870     1,323,247
 Turkiye Is Bankasi A.S. Series C......................   669,309,850     5,491,767
 *Vestel Elektronik Sanayi Ticaret A.S.................   179,241,000       474,912
 *Yapi ve Kredi Bankasi A.S............................   456,954,892     1,327,902
 *Yapi Ve Kredi Bankasi AS Issue 01....................   228,890,537       663,951
                                                                       ------------
TOTAL -- TURKEY
  (Cost $16,683,476)...................................                  22,747,144
                                                                       ------------
PHILIPPINES -- (5.8%)
COMMON STOCKS -- (5.8%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       230,572
 Ayala Corp............................................    13,893,600     1,980,870
 Ayala Land, Inc.......................................    18,687,576     1,831,752
 Bank of the Philippine Island.........................     1,840,426     2,769,750
 *Belle Corp...........................................     4,916,000        44,779
 Equitable PCI Bank, Inc...............................       875,000       701,733
 *Filinvest Development Corp...........................     4,664,500        94,214
 *Filinvest Land, Inc..................................     9,822,000       404,550
 *International Container Terminal Services, Inc.......     1,525,837        67,076
 La Tondena Distillers, Inc............................       693,200       370,622
 *Metro Pacific Corp...................................    17,813,860       176,375
 *Metropolitan Bank & Trust Co.........................       658,727     2,791,437
 *Petron Corp..........................................    19,893,000       748,449
 Philippine Long Distance Telephone Co.................       174,940     2,251,703
 *Philippine National Bank.............................       259,975       265,123
 SM Prime Holdings, Inc................................    22,614,000     2,865,933
 *Security Bank Corp...................................       320,842       131,831
 *Southeast Asia Cement Holdings, Inc..................        30,190           120
 Union Bank of the Philippines.........................       812,300       418,214
 *Universal Robina Corp................................     2,871,000       255,832
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,459,646)...................................                  18,400,935
                                                                       ------------
POLAND -- (4.0%)
COMMON STOCKS -- (4.0%)
 *Agora SA.............................................        81,074     1,324,189
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............       122,933     2,227,198

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Bank Przemyslowo-Handlowy SA..........................         6,883  $    368,394
 *Big Bank Gdanski SA..................................       713,311       786,862
 Bre Bank SA...........................................        17,201       497,058
 *Browary Zywiec SA....................................        10,348       514,845
 *Elektrim SA..........................................       140,733     1,159,912
 *Europejski F.........................................         6,950       342,292
 Frantschach Swiecie SA................................        52,999       230,393
 *Kredyt Bank SA.......................................       165,651       757,566
 *Optimus SA...........................................         6,873        77,889
 *Orbis SA.............................................        77,409       424,036
 Polish Telecom TPSA...................................       296,434     1,541,890
 Powszechny Bank Kredytowy SA..........................        49,286     1,183,959
 Prokom Software SA....................................        21,336       654,076
 Wielkopolski Bank Kredytowy SA........................        72,987       502,232
                                                                       ------------
TOTAL -- POLAND
  (Cost $13,243,690)...................................                  12,592,791
                                                                       ------------
INDONESIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 PT Asahimas Flat Glass Co., Ltd.......................        75,000         7,079
 PT Astra Agro Lestari Tbk.............................     1,932,000       108,539
 *PT Astra International Tbk...........................     2,976,000       461,447
 *PT Bakrie & Brothers Tbk.............................     1,259,000         3,395
 *PT Bank International Indonesia......................    13,677,191        36,882
 *PT Bank Lippo Tbk....................................    32,812,000       117,976
 *PT Barito Pacific Timber.............................       910,000         6,135
 PT Bimantara Citra....................................       589,000        70,150
 PT Charoen Pokphand Indonesia Tbk.....................       475,000        20,708
 *PT Ciputra Development Tbk...........................       563,300         4,051
 *PT Citra Marga Nusaphala Persada.....................       960,000        36,674
 PT Dankos Laboratories................................       147,000         7,267
 *PT Duta Pertiwi......................................       200,000         6,741
 *PT Gajah Tunggal Tbk.................................     2,977,000        66,899
 *PT Gt Kabel Indonesia Tbk............................       212,000         1,334
 *PT GT Petrochem Industries Tbk.......................        70,000           881
 PT Hanjaya Mandala Sampoerna Tbk......................       949,500     1,237,550
 *PT Hero Supermarket Tbk..............................        78,000         7,888
 *PT Indah Kiat Pulp & Paper Corp......................     6,161,601       204,925
 *PT Indocement Tunggal Prakarsa.......................     3,090,000       347,191
 *PT Indofood Sukses Makmur Tbk........................    11,716,400       842,527
 PT Indorama Synthetics Tbk............................       365,580        20,538
 PT Indosat (Persero) Tbk..............................     1,324,500     1,119,128
 *PT Jakarta International Hotel and Development Tbk...       362,500        16,129
 PT Jaya Real Property.................................       305,000        11,652
 PT Kalbe Farma Tbk....................................     1,410,000        31,052
 *PT Kawasan Industry Jababeka Tbk.....................       407,333         4,943
 *PT Lippo Land Development Tbk........................       174,000         2,033
 PT Makindo Tbk........................................     1,207,000       428,553
 PT Matahari Putra Prima Tbk Foreign...................     2,543,000       110,863
 *PT Mayorah Indah.....................................       288,720        12,068
 PT Medco Energi International Tbk.....................     2,992,000       248,773
 PT Modern Photo Tbk...................................       154,000         9,344
 *PT Mulia Industrindo.................................       850,680        20,646
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821        17,209
 *PT Pakuwon Jati Tbk..................................       312,000         3,085
 *PT Panasia Indosyntec Tbk............................       103,600         3,283
                                                            SHARES           VALUE+
                                                            ------           ------
 PT Perusahaan Rokok Tjap Gudang Garam.................     2,206,500  $  2,419,711
 *PT Polysindo Eka Perkasa Tbk.........................       481,000         5,621
 PT Ramayana Lestari Sentosa Tbk.......................     1,792,000       451,020
 PT Sari Husada Tbk....................................        13,440         6,675
 *PT Semen Cibinong Tbk................................       231,000         7,994
 PT Semen Gresik.......................................       759,002       382,059
 *PT Summarecon Agung..................................        87,838         1,441
 PT Telekomunikasi Indonesia (Persero) Series B........     9,440,820     2,545,838
 PT Tempo Scan Pacific.................................        19,500         4,952
 PT Tigaraksa Satria Tbk...............................        25,200         6,456
 *PT Timah Tbk.........................................       327,000        50,703
 PT Unggul Indah Corp. Tbk.............................       139,640        14,435
 PT Unilever Indonesia Tbk.............................       535,000       817,528
 *PT United Tractors...................................       168,000         5,738
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $38,815,642)...................................                  12,375,709
                                                                       ------------
HUNGARY -- (3.6%)
COMMON STOCKS -- (3.6%)
 Borsodchem RT.........................................        39,081       665,378
 Budapesti Elektromos Muvek RT.........................           185         5,935
 Delmagyarorszagi Aramszolgaltato Demasz RT............         2,275        69,940
 Egis RT...............................................        36,433     1,161,454
 Gedeon Richter, Ltd...................................        40,954     2,264,920
 Hungarian Telecommunications Co.......................       437,653     1,373,264
 Magyar Olay-Es Gazipari RT............................       138,429     2,012,217
 *OTP Bank, Ltd........................................        43,122     2,291,156
 *Tiszai Vegyi Kombinat RT.............................       113,415     1,648,611
                                                                       ------------
TOTAL -- HUNGARY
  (Cost $13,186,475)...................................                  11,492,875
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $663).........................................                         607
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (3.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, Chase Manhattan Bank N.A. 3.70%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $10,202,150) to be
   repurchased at $10,001,028..........................  $     10,000    10,000,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $375,606,476)++................................                $318,456,012
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $376,329,654.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
SOUTH KOREA -- (11.3%)
COMMON STOCKS -- (11.3%)
 *A-Nam Industrial Co., Ltd............................        10,973  $    39,232
 *Bank of Pusan........................................         8,550       11,113
 Bing Grae Co., Ltd....................................         1,210        9,871
 Bu Kwang Pharmaceutical Co., Ltd......................         6,237       31,307
 Cheil Communications, Inc.............................           707       60,434
 Cheil Industrial, Inc.................................         6,500       36,027
 Choong Wae Pharmaceutical.............................         1,736       10,367
 Chungho Comnet Co., Ltd...............................           720        7,026
 Comtec Systems Co., Ltd...............................         2,000        3,997
 *Dae Ho Construction Co., Ltd.........................         1,630        3,817
 Daeduck Electronics Co., Ltd..........................        21,784      181,108
 Daeduck Industries Co., Ltd...........................         7,307       46,774
 *Daegu Bank Co., Ltd..................................        15,650       20,280
 Daehan City Gas Co., Ltd..............................         2,621       27,417
 Daehan Flour Mills Co., Ltd...........................           470       14,016
 Daelim Industrial Co., Ltd............................         6,100       43,381
 Daesung Industrial Co., Ltd...........................         1,690       36,280
 *Daewoo Electronics Co., Ltd..........................        13,010        5,687
 Daewoong Pharmaceutical Co., Ltd......................         1,899       21,051
 Daishin Securities Co., Ltd...........................        10,593      118,251
 *Daou Technology, Inc.................................         7,000       22,131
 Dong Ah Tire Industrial Co., Ltd......................           730       16,298
 *Dong Bu Insurance Co., Ltd...........................        19,230       43,984
 Dong-A Pharmaceutical Co., Ltd........................         1,571       23,056
 *Dong-Ah Securities Co., Ltd..........................         4,840       12,582
 Dongkuk Steel Mill Co., Ltd...........................         6,907       11,512
 *Dongwon Securities Co., Ltd..........................        11,850       66,142
 *Doosan Construction & Engineering Co., Ltd...........         8,410       15,428
 Eastel Systems Corp...................................         3,570       12,011
 Global Enterprise Co., Ltd............................         5,900        9,212
 *Good Morning Securities Co...........................        16,000       72,693
 Hae In Co., Ltd.......................................         5,964       10,173
 Han Kuk Carbon Co., Ltd...............................         7,903       14,159
 *Han Wha Energy Co., Ltd..............................         5,600        6,055
 Hana Bank.............................................             0            2
 Hanil Cement Manufacturing Co., Ltd...................         1,010       15,848
 *Hanil Securities Co., Ltd............................         4,290       11,805
 Hanjin Shipping Co., Ltd..............................        12,014       36,764
 Hanjin Transportation Co., Ltd........................         1,041        7,720
 Hankook Synthetics, Inc...............................         7,000        3,306
 Hankook Tire Manufacturing Co., Ltd...................        26,040       62,000
 *Hankuk Electric Glass Co., Ltd.......................         1,000       78,064
 Hankuk Glass Industries, Inc..........................         5,120       64,749
 Hanmi Pharmaceutical Co., Ltd.........................         2,496       19,290
 *Hansol Electronics Inc...............................           560        2,824
 Hansol Paper Co., Ltd.................................         7,730       23,594
 *Hansung Enterprise Co., Ltd..........................           620        4,540
 *Hanwha Chemical Corp.................................        17,930       55,498
 *Hanwha Securities Co., Ltd...........................         2,260        7,948
 Hite Brewery Co., Ltd.................................         2,180       85,090
 Hotel Shilla, Ltd.....................................        11,548       62,202
 Hung Chang Co., Ltd...................................           554        7,352
 *Hyundai Corp.........................................        13,398       24,265
 Hyundai Department Store Co., Ltd.....................         3,063       35,030
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hyundai Fire & Marine Insurance Co., Ltd.............         1,430  $    12,726
 *Hyundai Merchant Marine Co., Ltd.....................        13,000       30,039
 Hyundai Mipo Dockyard Co., Ltd........................         3,572       21,053
 Hyundai Mobis.........................................        10,250       98,419
 *Hyundai Pipe Co., Ltd................................        11,310       36,376
 ISU Chemical Co., Ltd.................................         1,530        9,495
 Il Shin Spinning......................................           380        9,938
 Inchon Iron & Steel Co., Ltd..........................        17,010       57,430
 KEC Corp..............................................         1,375       16,208
 Keumkang Korea Chemical Co., Ltd......................         1,984      108,415
 *Kohap Co., Ltd.......................................         6,320        4,292
 Kolon Industries, Inc.................................         2,260        8,045
 *Kolon International Corp.............................         4,590        9,083
 *Koram Bank, Ltd......................................         9,000       59,719
 Korea Circuit Co......................................         7,800       23,382
 Korea Fine Chemical Co., Ltd..........................         1,388       25,571
 Korea Green Cross Co., Ltd............................         1,825       47,513
 Korea Iron & Steel Works Co., Ltd.....................         2,172       36,370
 *Korea Steel Chemical Co., Ltd........................         2,651       17,798
 Korea Zinc Co., Ltd...................................         2,580       36,253
 Korean Air............................................        12,171       72,209
 *Korean Reinsurance Co., Ltd..........................         3,410       34,872
 *Kumho Electronics Co., Ltd...........................           670        3,002
 *Kumho Industrial Co., Ltd............................         4,530        6,082
 LG Cable & Machinery, Ltd.............................         5,790       78,420
 LG Construction, Ltd..................................         8,459       57,120
 LG Insurance Co., Ltd.................................        10,800       25,714
 LG International Corp.................................        18,358       39,124
 Lotte Chilsung Beverage Co., Ltd......................           220       33,318
 Lotte Confectionary Co., Ltd..........................           680       72,194
 Meritz Securities Co., Ltd............................         2,940        9,134
 Namhae Chemical Corp..................................        18,720       36,096
 Namyang Dairy Products Co., Ltd.......................           340       83,607
 Nong Shim Co., Ltd....................................         3,244      126,620
 *Oriental Fire & Marine Insurance Co., Ltd............         1,370        7,711
 *Orion Electric Co., Ltd..............................        12,155        8,682
 Pacific Chemical Co., Ltd.............................         1,360       59,878
 Poong San Corp........................................         3,070       19,196
 *Regent Securities Co., Ltd...........................         5,600        7,060
 S1 Corporation........................................         5,950       61,776
 *SK Securities Co., Ltd...............................        37,530       72,658
 Samsung Fine Chemicals................................         4,960       53,433
 Samyang Genex Co., Ltd................................           220        5,049
 Seondo Electric Co., Ltd..............................         4,400        6,045
 Seoul City Gas Co., Ltd...............................         2,750       36,924
 Seoul Securities Co., Ltd.............................         3,920       20,074
 Shin Han Securities Co., Ltd..........................         3,806       12,568
 Shin Young Securities Co., Ltd........................         2,620       24,543
 *Shinmoorim Paper Manufacturing Co., Ltd..............         2,858        7,251
 *Ssangyong Cement Industry Co., Ltd...................        13,530        9,506
 Suheung Capsule Co., Ltd..............................         1,900       12,622
 Sunkyong, Ltd.........................................         5,450       39,354
 Tae Kwang Industrial Co., Ltd.........................           200       29,586
 Tae Young Corp........................................           804       19,331

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tai Han Electric Wire Co..............................         2,553  $    17,140
 *Tong Yang Securities Co., Ltd........................         5,673       19,397
 Tongyang Confectionery Co.............................           660       12,108
 *Young Poong Mining & Construction Corp...............         1,580        4,625
 Youngone Corporation..................................        11,400       13,482
 Yuhan Corp............................................         1,245       45,096
                                                                       -----------
TOTAL -- SOUTH KOREA
  (Cost $4,581,026)....................................                  3,641,495
                                                                       -----------
MEXICO -- (10.8%)
COMMON STOCKS -- (10.8%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000            0
 *Altos Hornos de Mexico S.A...........................        33,000        9,889
 *Biper S.A. de C.V. Series B..........................       134,885       13,205
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000       14,358
 *Cintra S.A. de C.V...................................       137,000       89,411
 *Consorcio Ara S.A....................................       145,000      231,849
 *Corporacion Geo S.A. de C.V. Series B................        45,000       45,521
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................        98,456      389,819
 Embotelladoras Argos S.A. de C.V......................        98,000      276,619
 *Empaques Ponderosa S.A. de C.V. Series B.............       206,000       90,077
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       282,450      113,674
 *Farmacias Benavides S.A. de C.V. Series B............        54,000       55,213
 *Gruma S.A. de C.V. Series B..........................       138,000      108,076
 *Grupo Casa Saba SA de C.V............................       104,000       56,562
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000      102,507
 Grupo Continental S.A.................................       130,000      187,785
 Grupo Corvi S.A. de C.V. Series L.....................       100,000       24,909
 *Grupo Financiero del Norte S.A. Series C.............       207,000      444,014
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       124,000            0
 *Grupo Herdez S.A. de C.V. Series B...................       107,000       39,571
 Grupo Industrial Maseca S.A. de C.V. Series B.........       386,000       67,598
 *Grupo Posadas S.A. de C.V. Series L..................       199,000      140,697
 *Grupo Qumma SA de C.V. Series B......................       103,000        2,801
 *Grupo Tribasa S.A. de C.V............................        64,000        8,214
 *Hylsamex S.A. de C.V. Series B.......................        42,000       31,248
 *Industrias S.A. de C.V. Series B.....................        33,000       59,944
 *Jugos del Valle S.A. de C.V. Series B................        20,000       11,258
 Nadro S.A. de C.V. Series B...........................       217,967       80,610
 *Pepsi-Gemex S.A. de C.V..............................       140,315      133,546
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        67,000       91,826
 *Transportacion Maritima Mexicana S.A. de C.V. Series
   L...................................................        24,000      335,141
                                                            SHARES           VALUE+
                                                            ------           ------
 Tubos de Acero de Mexico S.A..........................        10,000  $   127,808
 Vitro S.A.............................................       129,100      124,752
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,406,141)....................................                  3,508,502
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Nadro SA Rights 06/08/01
   (Cost $0)...........................................         1,964            0
                                                                       -----------
TOTAL -- MEXICO
  (Cost $4,406,141)....................................                  3,508,502
                                                                       -----------
ISRAEL -- (10.3%)
COMMON STOCKS -- (10.3%)
 *AFCon Projects (84), Ltd.............................         4,200        5,784
 *Agis Industries (1983), Ltd..........................        27,000      200,591
 American Israeli Paper Mills, Ltd.....................           800       38,753
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        15,422      146,320
 Baran.................................................         9,500      199,914
 *Bet Shemesh Engines Holdings (1997), Ltd.............         3,351        6,558
 Delek Automotive Systems, Ltd.........................         2,588        8,754
 Delta Galil Industries, Ltd...........................         3,000       33,269
 *Discount Mortgage Bank, Ltd..........................         1,320       92,486
 *Elbit Medical Imaging................................         4,500       25,658
 Elbit, Ltd............................................         4,500       24,875
 Elco Industries (1975)................................         6,000       46,388
 Electra Consumer......................................        20,300      257,979
 Electra Israel, Ltd...................................         3,000      214,616
 *Feuchtwanger Industries..............................           224       12,864
 *Formula Systems (1985), Ltd..........................         6,570      161,432
 *Israel General Bank, Ltd.............................         3,222      106,647
 *Israel Land Development Co., Ltd.....................        26,000      178,337
 *Israel Petrochemical Enterprises, Ltd................        32,500      109,929
 *Israel Salt Industries...............................        38,139      269,985
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............         6,178       14,180
 *Knafaim-Arkia Holdings, Ltd..........................         1,200        9,828
 *Maman Cargo Terminals & Handling, Ltd................        33,600       64,131
 Mehadrin, Ltd.........................................         3,887       83,581
 *Middle East Tube Co..................................        19,000       11,495
 Miloumor, Ltd.........................................        12,658       73,091
 Mishkan Hapoalim Mortgage Bank, Ltd. Series B.........         1,440      308,943
 *Mul-t-lock, Ltd......................................        20,500       88,904
 *Naphtha Israel Petroleum Corp........................       105,630        8,294
 *Ormat Industries, Ltd................................        54,000       97,327
 Rapac Electronics, Ltd................................         6,000       33,341
 Tambour...............................................        64,000       92,776
 Tefahot Israel Mortgage Bank, Ltd.....................        33,330      238,680
 Ytong Industries, Ltd.................................        52,500       66,846
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,637,993)....................................                  3,332,556
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Naphtha Israel Petroleum Corp. Warrants Open Pay Date
   (Cost $125).........................................        17,607          400
                                                                       -----------
TOTAL -- ISRAEL
  (Cost $2,638,118)....................................                  3,332,956
                                                                       -----------

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
THAILAND -- (9.5%)
COMMON STOCKS -- (9.5%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......        92,100  $    22,322
 *Advance Agro Public Co., Ltd. (Foreign)..............       500,000      156,990
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         8,880          880
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       284,000       18,147
 Bangkok Expressway Public Co., Ltd. (Foreign).........       540,000      127,906
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200        3,448
 Banpu Public Co., Ltd. (Foreign)......................       133,600       73,593
 Berli Jucker Public Co., Ltd. (Foreign)...............        79,100       53,157
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000       30,192
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................       964,933       25,513
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        46,000       26,606
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800          873
 Central Plaza Hotel Public Co., Ltd. (Foreign)........        39,500       11,532
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        62,800       14,529
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................        12,200       42,203
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        90,100       54,098
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800        6,973
 Grammy Entertainment Public Co., Ltd. (Foreign).......        46,000       86,152
 Hana Microelectronics Public Co., Ltd. (Foreign)......        61,900       93,426
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        46,500        8,350
 International Cosmetics Public Co., Ltd. (Foreign)....        15,500       45,081
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................       230,000       57,012
 *Jalaprathan Cement Public Co., Ltd. (Foreign)........        85,200       20,650
 *Jasmine International Public Co., Ltd. (Foreign).....       350,000       48,584
 *K.R. Precision Public Co., Ltd. (Foreign)............       320,598       36,026
 *KCE Electronics Public Co., Ltd. (Foreign)...........        20,400       28,093
 *KGI Securities One Public Co., Ltd. (Foreign)........       383,146       33,768
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200        9,201
 *LPN Development Public Co., Ltd. (Foreign)...........        15,100        1,131
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....        32,200       16,496
                                                            SHARES           VALUE+
                                                            ------           ------
 *Land and House Public Co., Ltd. (Foreign)............       213,031  $   117,346
 *Loxley Public Co., Ltd. (Foreign)....................        95,812       21,639
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100          822
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................         9,900       20,286
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...       146,259       37,060
 National Petrochemical Public Co., Ltd. (Foreign).....       447,300      305,526
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000       10,659
 *Pacific Assets Public Co., Ltd. (Foreign)............       141,000       17,708
 *Padaeng Industry Public Co., Ltd (Foreign)...........        73,800       17,074
 Patum Rice Mill & Granary Public Co., Ltd.
   (Foreign)...........................................         5,500        2,621
 *Pizza Public Co., Ltd. (Foreign).....................        21,000       16,773
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700        1,047
 *Quality Houses Public Co., Ltd. (Foreign)............       234,000       18,046
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................        37,400       22,044
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700        1,415
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        35,000       46,271
 Saha-Union Public Co., Ltd. (Foreign).................       279,500       83,139
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       772,100       37,427
 *Samart Corp. Public Co., Ltd. (Foreign)..............        32,600       10,774
 *Semiconductor Ventures International Public Co.,
   Ltd.................................................        91,700       24,751
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000        2,975
 Siam Food Products Public Co., Ltd. (Foreign).........         9,000        9,816
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................       160,374       27,916
 Sri Trang Agro Industry Public Co., Ltd. (Foreign)....        20,331        8,847
 *Standard Chartered Nakornthon Bank Public Co., Ltd.
   (Foreign)...........................................            54        3,926
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200        1,678
 *Supalai Public Co., Ltd. (Foreign)...................        17,300        1,715
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300        1,239
 *TISCO Finance Public Co., Ltd. (Foreign).............       745,900      250,633
 *TPI Polene Public Co., Ltd. (Foreign)................       458,476      131,325
 *Tanayong Public Co., Ltd. (Foreign)..................       261,000        9,201
 *Thai Gypsum Public Co., Ltd..........................       650,000       28,644
 *Thai Industrial Gases Public Co., Ltd................        67,000       49,455
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200        2,056
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        40,500       43,726
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        34,740       26,599

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        13,200  $    15,706
 Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................        16,000       11,810
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................     1,020,000       89,897
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................       135,704      215,284
 Thai Vegetable Oil Public Co., Ltd. (Foreign).........         8,800       17,063
 Thai Wacoal Public Co., Ltd...........................         7,800       23,373
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        95,200       20,347
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       126,728       12,007
 United Palm Oil Industry Public Co., Ltd..............        21,000       19,781
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100        6,878
 *Vinythai Public Co., Ltd. (Foreign)..................       820,977       90,413
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,917,998)....................................                  3,087,670
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Capetronic International Public Co., Ltd. Rights.....        55,466            0
 *Land & Houses Public Co., Ltd. (Foreign) Warrants
   2008................................................       106,515            0
 *Quality House Warrants...............................        78,000            0
 *Quality Houses Public Co., Ltd. (Foreign) Warrants
   04/19/03............................................        27,000          476
 *Semiconductors Ventures International Public Co.,
   Ltd. (Foreign) Warrants 2004........................        30,567            0
 *Thai Reinsurance Public Co., Ltd. (Foreign) Warrants
   2001................................................         5,790            0
 *Thai Vegetable Oil Public Co., Ltd. (Foreign)
   Warrants 2005.......................................         2,200            0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        476
                                                                       -----------
TOTAL -- THAILAND
  (Cost $4,917,998)....................................                  3,088,146
                                                                       -----------
TURKEY -- (9.5%)
COMMON STOCKS -- (9.5%)
 Adana Cimento Sanayi Ticaret A.S......................    85,729,264       72,540
 *Akal Tekstil A.S.....................................       926,625        9,306
 Akcansa Cimento Sanayi ve Ticaret A.S.................    31,283,000      181,815
 *Aksa.................................................    14,946,750      185,237
 *Aksu Iplik Dokuma ve Boya Apre Fab A.S...............     2,132,236        7,016
 *Aktas Elektrik Ticaret A.S...........................       370,000       47,436
 *Alarko Sanayii ve Ticaret A.S........................       841,499       30,927
 *Alternatifbank A.S...................................     8,700,000        4,090
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     1,464,000       10,886
 Anadolu Anonim Turk Sigorta Sirketi...................    25,800,000       58,436
 Anadolu Cam Sanayii A.S...............................    25,866,000       28,740
 Anadolu Gida Sanayi A.S...............................     3,900,000       35,333
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series
   C...................................................     4,800,000       29,949
                                                            SHARES           VALUE+
                                                            ------           ------
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........            16  $         0
 Bagfas Bandirma Gubre Fabrik..........................     2,300,000       39,808
 Bandirma Vitaminli Yem Sanayii Ticaret A.S............     5,074,664       42,506
 Bati Cimento A.S......................................     7,489,990       27,847
 *Bekoteknik Sanayi A.S................................    13,673,663       59,019
 Bolu Cimento Sanayi A.S...............................    21,317,446       41,451
 Borusan...............................................     2,695,000       14,281
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     9,020,000       15,611
 *Bursa Cimento Fabrikasi A.S..........................     2,200,000       28,205
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    14,489,000      133,125
 *Carsi Buyuk Magazacilik..............................     1,767,000       10,270
 *Celebi Hava Servisi A.S..............................     1,290,000       60,641
 Cimentas A.S..........................................     6,870,000       80,737
 *Deva Holding A.S.....................................    10,869,332        9,755
 *Doktas...............................................     4,400,000       17,111
 *Eczacibasi Ilac......................................    10,476,000       68,945
 *Eczacibasi Yapi Gere.................................       937,500       17,027
 *Ege Plastik Ticaret ve Sanayi A.S....................     3,860,000        4,867
 *Ege Seramik Co., Inc.................................     1,582,680        3,788
 *Es Kisehir Bankasi Esbank............................     9,343,710            0
 *Finansbank...........................................   167,013,637      137,037
 Goltas Cimento........................................     1,330,000        7,389
 *Good Year Lastikleri A.S.............................     8,935,125       58,804
 Gubre Fabrikalari Ticaret A.S.........................       937,440        7,532
 *Gunes Sigorta A.S....................................     6,570,000       17,969
 *Hektas Ticaret A.S...................................     6,053,489       14,487
 *Hurriyet Gazette.....................................    56,416,080      122,958
 *Ihlas Holding........................................     7,871,114       14,800
 *Isiklar Ambalaj Sansuii ve Ticaret A.S...............       895,000        2,027
 *Izmir Demir Celik....................................    24,856,250       19,757
 Karsu Tekstil Sanayii ve Ticaret A.S..................     1,136,000        4,272
 *Kartonsan............................................     1,698,750       66,788
 Kav Orman Sanayii A.S.................................     3,003,000        8,855
 *Kent Gida Maddeleri Sanayii ve Ticaret A.S...........     7,430,000      209,564
 Kepez Elektrik Ticaret A.S............................        91,000       38,500
 *Kerevitas Gida Sanayi ve Ticaret A.S.................     2,532,000        4,004
 Konya Cimento.........................................     2,220,000       10,815
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     8,525,000       69,220
 Mardin Cimento........................................     5,175,000       25,654
 Marshall Boya ve Vernik Sanayii A.S...................       951,000       28,042
 *Medya Holdings A.S. Series C.........................    15,849,000       93,468
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........     5,290,000        6,782
 *Milliyet Gazetecilik A.S.............................    16,465,680       19,702
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     5,049,000       10,357
 *Mudurnu Tavukculuk A.S...............................     1,740,000          669
 Mutlu Aku.............................................     1,527,000        9,919
 *Nergis Holding A.S...................................       892,000        2,821
 *Nergis Holding A.S. Issue 99.........................       892,000            0
 *Net Holding A.S......................................    14,108,604       14,169
 *Net Turizm Ticaret ve Sanayi.........................     8,415,000       23,015
 *Olmuksa Mukavva Sanayi ve Ticaret A.S................     3,496,000       22,709
 Otobus Karoseri Sanayi A.S............................     4,052,000       36,364

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pinar Sut Mamulleri Sanayii A.S.......................    12,143,250  $    21,969
 *Raks Elektroniks A.S.................................     2,730,000        2,742
 *Sarkuysan Elektrolitik Bakir Sanayi A.S..............     2,627,865       30,883
 Sasa Suni ve Sentetik Elyat Sanayi A.S................     1,000,000        9,188
 *Sonmez Filament Sentetik Iplik ve Elyaf Sanayi
   A.S.................................................       900,000        2,846
 T. Tuborg Bira ve Malt Sanayi A.S.....................     3,131,250       36,130
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................    14,189,000      106,721
 Tat Konserve..........................................     5,214,999       20,726
 *Tekstil Bankasi A.S..................................    21,176,412       15,385
 *Teletas Telekomunikasyon Endustri Ticaret A.S........     1,354,000       59,020
 *Tofas Turk Otomobil Fabrikasi A.S....................     2,600,000       21,778
 Trakya Cam Sanayii A.S................................    29,256,000      113,773
 *Turk Demir Dokum Fabrikalari.........................     5,039,996       20,677
 *Turk Dis Ticaret Bankasi A.S.........................    61,469,179       37,827
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     1,867,500       17,957
 USAS (Ucak Servisi A.S.)..............................        30,000       31,282
 *Uzel Makina Sanayi A.S...............................     7,772,000       29,560
 *Vakif Finansal Kiralama A.S..........................     2,217,424        3,364
 *Yasarbank A.S........................................     6,205,102            0
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000        5,396
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,739,394)....................................                  3,072,378
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Turkish Lira
   (Cost $2,041).......................................                      1,745
                                                                       -----------
TOTAL -- TURKEY
  (Cost $4,741,435)....................................                  3,074,123
                                                                       -----------
MALAYSIA -- (9.0%)
COMMON STOCKS -- (9.0%)
 AMMB Holdings Berhad..................................       172,000      128,547
 *Affin Holdings Berhad................................       169,500       56,649
 Amalgamated Industrial Steel Berhad...................        10,000        1,711
 *Anson Perdana Berhad.................................        10,000        1,184
 Antah Holding Berhad..................................        23,000        2,845
 *Aokam Perdana Berhad.................................           733          181
 Arab Malaysian Development Berhad.....................        58,000        3,663
 Asas Dunia Berhad.....................................        16,000        2,421
 *Asia Pacific Land Berhad.............................        70,000        5,250
 Asiatic Development Berhad............................       118,000       25,463
 Austral Enterprises Berhad............................        31,000       17,132
 *Avenue Assets Berhad.................................        12,000        2,068
 Ayer Hitam Planting Syndicate Berhad..................         6,000        4,453
 Bimb Holdings Berhad..................................       134,600       46,756
 Bolton Properties Berhad..............................        18,000        5,116
 CCM Bioscience Berhad.................................           833          342
 Cahya Mata Sarawak Berhad.............................        66,000       39,426
 Camerlin Group Berhad.................................        58,000       22,742
 Carlsberg Brewery Malaysia Berhad.....................        22,000       55,868
 Cement Industries of Malaysia Berhad..................        13,000        4,037
 Chemical Co. of Malaysia Berhad.......................       102,000       46,168
 Chin Teck Plantations Berhad..........................        15,000       15,829
 Cycle & Carriage Bintang Berhad.......................        15,000       18,987
                                                            SHARES           VALUE+
                                                            ------           ------
 DMIB Berhad...........................................        30,000  $     5,013
 *DNP Holdings Berhad..................................        34,000        6,979
 *Damansara Realty Berhad..............................        65,000        2,566
 Datuk Keramik Holdings Berhad.........................        24,000        3,063
 *Diperdana Corp. Berhad...............................         3,000        1,508
 *Diversified Resources Berhad.........................        11,000        2,924
 Edaran Otomobil Nasional Berhad.......................        18,000       32,684
 *Esso Malaysia Berhad.................................        43,000       18,897
 *Europlus Berhad......................................        18,000        3,553
 *FCW Holdings Berhad..................................        16,000        2,021
 *Faber Group Berhad...................................        16,000        1,263
 Federal Flour Mills Berhad............................        20,000       22,211
 Fraser & Neave Holdings Berhad........................        40,500       31,974
 Gamuda Berhad.........................................       120,000      119,368
 *Golden Plus Holdings Berhad..........................        16,000        3,179
 *Gopeng Berhad........................................        17,000        1,924
 Guthrie Ropel Berhad..................................        11,000        8,539
 HLG Capital Berhad....................................        12,000        3,979
 Hap Seng Consolidated Berhad..........................        67,000       32,266
 Highlands and Lowlands Berhad.........................        40,000       27,579
 Hong Leong Industries Berhad..........................        47,000       58,874
 Hong Leong Properties Berhad..........................       112,000       16,947
 Hume Industries (Malaysia) Berhad.....................        52,000       56,926
 IGB Corp. Berhad......................................        90,500       23,816
 IJM Corp. Berhad......................................        56,000       49,516
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        5,153
 *Insas Berhad.........................................        56,000        5,011
 Island & Peninsular Berhad............................        57,000       36,000
 *Johan Holdings Berhad................................        30,000        3,829
 KFC Holdings (Malaysia) Berhad........................        29,000       30,526
 *Kamunting Corp. Berhad...............................        40,000        4,947
 Keck Seng (Malaysia) Berhad...........................        23,000        8,292
 Kian Joo Can Factory Berhad...........................        29,000       22,895
 *Kretam Holdings Berhad...............................        30,000        4,184
 Kuala Sidim Berhad....................................        31,000       28,226
 Kulim Malaysia Berhad.................................        53,000       17,434
 Ladang Perbadanan-Fima Berhad.........................        11,000       11,174
 Landmarks Berhad......................................        78,000        7,697
 *Leader Universal Holdings Berhad.....................        69,000        8,262
 Lingkaran Trans Kota Holdings Berhad..................       130,500       90,320
 Lion Corp. Berhad.....................................        15,600        2,381
 MAA Holdings Berhad...................................        27,733       28,901
 *MBF Holdings Berhad..................................       106,000        5,718
 MUI Properties Berhad.................................        75,200        7,124
 Malayan Cement Berhad.................................        65,750       18,341
 Malayawata Steel Berhad...............................        21,000        3,868
 *Malaysia Building Society Berhad.....................        35,000        5,987
 *Malaysia Industrial Development Finance Berhad.......       133,000       30,100
 Malaysia Mining Corp. Berhad..........................       181,000       84,784
 Malaysian Airlines System.............................       167,000      107,671
 Malaysian Mosaics Berhad..............................        40,500       10,978
 Malaysian Oxygen Berhad...............................        20,000       52,632
 *Malaysian Plantations Berhad.........................        28,000        8,695
 *Malaysian Resources Corp. Berhad.....................       142,000       42,600
 *Malaysian Tobacco Co. Berhad.........................        20,000       18,947
 *Mancon Berhad........................................        12,000        2,747
 Maruichi Malaysia Steel Tube Berhad...................         8,000        9,558
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520       11,857
 *Mulpha International Berhad..........................       133,750       11,263

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Naluri Berhad........................................       110,000  $    25,763
 Nam Fatt Berhad.......................................         9,000        1,729
 Negara Properties (Malaysia) Berhad...................         5,000        5,092
 Northport Corporation Berhad..........................        43,000       26,932
 Nylex (Malaysia) Berhad...............................        12,000        4,058
 OSK Holdings..........................................        37,333       17,684
 *Olympia Industries Berhad............................       104,000        3,147
 *Pan Pacific Asia Berhad..............................        12,000          758
 *Panglobal Berhad.....................................        14,000        6,963
 *Parit Perak Holdings Berhad..........................        13,000          445
 Peladang Kimia Berhad.................................        14,000        4,053
 Pelangi Berhad........................................       106,000       18,689
 Perlis Plantations Berhad.............................        40,000       43,158
 Pernas International Holdings Berhad..................        71,000       13,826
 Petaling Garden Berhad................................        47,000       28,447
 *Phileo Allied Berhad.................................        54,000       25,295
 Pilecon Engineering Berhad............................        42,000        3,979
 *Prime Utilities Berhad...............................         3,000        1,642
 *Promet Berhad........................................        52,000        3,968
 *Public Bank Berhad...................................        92,820       55,936
 Public Finance Berhad.................................        48,000       38,400
 RJ Reynolds Berhad....................................        38,000       39,200
 *Rashid Hussain Berhad................................        47,000       15,089
 *Rekapacific Berhad...................................        55,000        6,658
 Road Builders (Malaysia) Holdings Berhad..............        48,000       43,453
 SP Settia Berhad......................................        15,400        8,754
 *SRI Hartemas Berhad..................................        65,000        7,099
 Selangor Properties Berhad............................        89,000       38,645
 Shell Refining Co. Federation of Malaysia Berhad......        44,000       41,453
 Sime UEP Properties Berhad............................        84,000       84,000
 Southern Bank Berhad (Foreign)........................       188,750       76,493
 *Southern Steel Berhad................................        45,000       10,599
 *Sriwani Holdings Berhad..............................        12,000          600
 Star Publications (Malaysia) Berhad...................        22,000       49,500
 *Sunway Holdings, Inc. Berhad.........................        63,000        9,947
 Ta Enterprise Berhad..................................       107,000       17,739
 Talam Corp. Berhad....................................        14,000        3,168
 Tan & Tan Developments Berhad.........................        77,000       22,087
 Tasek Cement Berhad...................................        37,000       19,279
 *Techno Asia Holdings Berhad..........................        20,000        1,632
 *Technology Resources (Industries) Berhad.............       109,000       50,484
 *Tongkah Holdings Berhad..............................        14,000        1,989
 Tradewinds (Malaysia) Berhad..........................        49,000       24,500
 UMW Holdings Berhad...................................        54,800       70,952
 *Unisem (M) Berhad....................................        21,000       41,447
 United Malacca Rubber Estates Berhad..................         9,000        9,900
 United Malayan Land Berhad............................        13,000        6,551
 United Plantations Berhad.............................        33,000       26,053
 WTK Holdings Berhad...................................        34,500       41,218
 *Westmont Industries Berhad...........................        23,000        5,387
 *Wing Tiek Holdings Berhad............................         8,000        1,874
 Worldwide Holdings Berhad.............................        16,000        6,063
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,727,181)....................................                  2,904,286
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Affin Holdings Berhad Warrants 07/08/05..............        28,250        1,896
                                                            SHARES           VALUE+
                                                            ------           ------
 *IGB Corp. Berhad Warrants 12/29/04...................           500  $        31
 *IJM Corp. Berhad Warrants 08/28/04...................        11,200        2,417
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $893)..........................................                      4,344
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $4,728,074)....................................                  2,908,630
                                                                       -----------
BRAZIL -- (8.2%)
PREFERRED STOCKS -- (7.2%)
 *Acesita SA...........................................   226,265,315       65,180
 Alpargatas-Santista Textil SA.........................       300,000       18,174
 Banco Mercantil do Brasil SA..........................       130,000       16,246
 Bombril SA............................................     5,900,000       48,214
 Brasileira de Petroleo Ipiranga.......................    16,800,000      114,228
 *Bunge Fertilizantes SA...............................       900,000        5,262
 *Caemi Mineracao e Metalurgia SA......................       500,000       63,545
 *Cambuci SA...........................................         4,000           76
 Cimento Portland Itau.................................     1,670,000      273,427
 *Companhia Siderurgica Paulista Cosipa CSI............       107,000       19,038
 Confab Industrial SA..................................        27,000       17,729
 Coteminas Cia Tecidos Norte de Minas..................       938,785       60,844
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000       38,330
 Duratex SA............................................     3,000,000       65,705
 ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000       47,373
 Energetica do Ceara Coelce............................    22,528,000       49,626
 Forca Luz Cataguazes Leopoldina Series A..............    23,400,000       17,843
 Francisco Stedile SA Series A.........................    20,200,000        8,386
 Globex Utilidades SA..................................        18,000      152,278
 Gradiente Eletronica SA...............................         2,600       13,217
 IKPC Industrias Klabin de Papel e Celulose SA.........       220,000       69,899
 *Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000       14,489
 Industria de Bebidas Antarctica Polar SA..............        23,000       25,577
 *Industrias Villares SA...............................        58,000           17
 *Inepar SA Industria e Construcoes....................     9,900,001        6,039
 *Lojas Americanas SA..................................    10,690,369        9,012
 Mahle Cofap Aneis SA..................................         6,000        6,863
 Marcopolo SA..........................................        20,000       24,147
 Marisol SA Industria do Vestuario.....................        36,000       20,588
 Metal Leve SA.........................................     2,500,000       38,339
 Metalurgica Gerdau SA.................................     5,725,694       60,639
 Oxiteno SA Industria e Comercio.......................        12,160       44,044
 *Paranapanema SA......................................     6,200,000        5,516
 Perdigao SA NPV.......................................        11,000       62,909
 Randon Participacoes SA...............................    51,000,000        9,506
 *Rasip Agro Pastoril SA...............................    51,000,000        1,080
 *Real Consorcio Participacoes SA......................        19,000       26,803
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000       23,105
 *Renner Herrmann SA...................................        28,000        6,049
 Sadia SA..............................................       155,000       76,825
 Sao Carlos Empreendimentos e Participacoes SA.........    10,690,369       24,682
 Serrana SA............................................        55,000       25,630
 *Sharp SA Equipamentos Eletronicos....................    30,200,000          640
 Siderurgica Belgo-Mineira.............................     2,650,000      145,941

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Siderurgica de Tubarao Sid Tubarao....................    17,400,000  $   187,228
 Siderurgica Paulista Casipa Series B..................           535        1,269
 *Tam Transportes Aereos Regionais SA..................     1,150,000       20,681
 *Tele Leste Celular Participacoes SA..................   104,666,572       88,236
 Tele Norte Celular Participacoes SA...................    81,400,000       43,449
 *Tele Norte Celular Participacoes SA Receipts.........       105,027           56
 Varig Participacoes Em Transportes....................       122,025        5,428
 *Varig Particpacoes Em Servicos.......................       116,823          309
 *Varig SA Viacao Aerea Riograndense...................        16,000       13,556
 Weg SA................................................       165,000      139,798
                                                                       -----------
TOTAL PREFERRED STOCKS
  (Cost $2,391,521)....................................                  2,323,070
                                                                       -----------
COMMON STOCKS -- (1.0%)
 *Acos Especiais Itabira-Acesita Aces..................    42,900,000       11,449
 *Acos Villares SA Avil................................       120,000        1,258
 Avipal SA Avicultura e Agropecua......................    15,900,000       15,896
 Copene-Petroquimica do Nordeste SA Series A...........       620,000      136,578
 Embraco SA............................................       230,000       67,230
 Eternit SA............................................       120,000       15,146
 Inepar Energia SA.....................................         1,016            0
 Metalurgica Gerdau....................................       323,038        3,216
 *Rhodia Ster SA.......................................       640,780       21,716
 Sao Paulo Alpargatas SA...............................       510,000       33,488
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       215,002       14,673
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $472,249)......................................                    320,650
                                                                       -----------
TOTAL -- BRAZIL
  (Cost $2,863,770)....................................                  2,643,720
                                                                       -----------
GREECE -- (6.8%)
COMMON STOCKS -- (6.8%)
 Aegek.................................................        27,400       82,215
 Aktor S.A.............................................        27,585      189,390
 Alcatel Cables Hellas S.A.............................         2,730       17,216
 Alfa-Beta Vassilopoulos S.A...........................         5,250       63,101
 *Alpha Leasing........................................         2,190       16,892
 Alte Technological Co. S.A............................        12,000       68,759
 Aluminum of Attica S.A................................        49,200      211,850
 Aspis Pronia General Insurance S.A....................        11,610       53,928
 Atti-Kat S.A..........................................         5,940       14,651
 Chipita S.A...........................................        19,050      114,321
 Delta Dairy S.A.......................................        13,855       87,138
 Edrassi C. Psallidas S.A..............................        10,738       53,154
 Elais Oleaginous Production S.A.......................         7,080      127,464
 *Etba Leasing S.A.....................................        10,692       40,057
 Fourlis S.A...........................................         2,616       26,475
 Goody's S.A...........................................         8,710      101,439
 Halkor S.A............................................         9,200       35,247
 Hellas Can Packaging Manufacturers S.A................         8,680       54,738
 Hellenic Biscuits Co. S.A.............................         9,540       33,477
 Hellenic Cables S.A...................................        11,060       36,561
 Klonatex S.A..........................................         3,630       15,815
 Lavipharm S.A.........................................        20,710       62,142
 Light Metals Industry.................................        18,760       45,160
 Michaniki S.A.........................................         7,980       19,615
 *Petzetakis S.A.......................................        12,925       65,952
                                                            SHARES           VALUE+
                                                            ------           ------
 Sarantis S.A..........................................        18,820  $    57,109
 Selected Textile Industry Assoc. S.A..................        21,870       37,631
 Shelman...............................................        18,635       45,964
 Silver & Baryte Ores Mining Co. S.A...................         5,208       94,733
 Spyroy Agricultural House S.A.........................        14,788       61,670
 Strintzis Shipping Lines S.A..........................        55,496       92,667
 TEB S.A. (Volos Technical Co.)........................        10,953       33,979
 *Technodomi M.Travlos Br. Com. & Constr. Co. S.A......         1,990        3,171
 Themeliodomi..........................................        15,140       81,104
 Tiletipos S.A.........................................        10,800       59,503
                                                                       -----------
TOTAL -- GREECE
  (Cost $3,874,212)....................................                  2,204,288
                                                                       -----------
PHILIPPINES -- (6.6%)
COMMON STOCKS -- (6.6%)
 Alaska Milk Corp......................................     1,404,000       58,384
 *Alsons Cement Corp...................................       391,000        1,510
 *Alsons Consolidated Resources, Inc...................     2,058,000        8,252
 *Anglo Philippine Holdings Corp.......................       546,000        6,109
 *Bacnotan Consolidated Industries, Inc................       122,234       27,533
 Bankard, Inc..........................................       412,000       11,585
 *Belle Corp...........................................     7,007,000       63,826
 *C & P Homes, Inc.....................................     6,477,000       39,760
 *Cebu Holdings, Inc...................................     1,925,000       17,153
 *Cosmos Bottling Corp.................................     4,006,000      273,677
 *Cyber Bay Corp.......................................     8,160,000       46,859
 *DMCI Holdings, Inc...................................     4,372,000       24,241
 *Digital Telecommunications (Philippines), Inc........     5,473,000       44,434
 *EEI Corporation......................................     1,108,000        8,337
 *East Asia Power Resources Corp.......................     1,185,250       17,603
 *Fil-Estate Land, Inc.................................     3,170,700       19,464
 *First E-Bank Corporation.............................        77,000        2,836
 *Global Equities, Inc.................................       886,462        4,037
 *Guoco Holdings (Philippines), Inc....................     2,920,000        9,830
 *House of Investments, Inc............................       732,000       13,045
 *Ionics Circuits, Inc.................................       769,825      175,307
 Kepphil Shipyard, Inc.................................       610,000        4,711
 *Kuok Philippine Properties, Inc......................     2,830,500       10,089
 La Tondena Distillers, Inc............................       310,000      165,743
 *Lepanto Consolidated Mining Co. Series B.............     1,925,000        6,480
 MUI Resources (Philippines), Inc......................     1,121,000       26,638
 *Mabuhay Holdings Corp................................       516,000        1,941
 *Macroasia Corp.......................................     2,237,500       76,651
 *Manila Jockey Club, Inc..............................        18,800        4,933
 *Megaworld Properties & Holdings, Inc.................    13,933,500      201,415
 *Mondragon International Philippines, Inc.............       626,880        9,434
 *Music Corporation....................................       635,000       21,628
 *Negros Navigation Co., Inc...........................       311,000          924
 *Philex Mining Corp. Series B.........................       150,000          609
 *Philippine Bank of Communications....................        14,726       32,076
 *Philippine National Construction Corp................       173,000       30,489
 *Philippine Realty & Holdings Corp....................     4,499,000        7,795
 *Philippine Savings Bank..............................       317,212      183,732
 *Picop Resources, Inc.................................     1,125,000        2,283
 *Pilipino Telephone Corp..............................     1,692,000       20,773
 *Pryce Properties Corp................................     2,732,900       13,529

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *RFM Corp.............................................     1,453,934  $    28,791
 Republic Glass Holding Corp...........................       507,500       14,069
 Robinson's Land Corp. Series B........................     3,402,000      144,164
 SM Development Corp...................................     3,525,000       55,493
 *Solid Group, Inc.....................................     3,526,000       35,609
 *Soriano (A.) Corp....................................     3,430,211       32,604
 *Southeast Asia Cement Holdings, Inc..................    10,305,440       40,814
 *Union Cement Corp....................................     1,426,624       32,205
 *United Paragon Mining Corp...........................       322,500        1,469
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        1,682
 *Urban Bank, Inc......................................         5,658            0
 *Victorias Milling Co., Inc...........................        48,000          827
 *Vitarich Corp........................................       176,000        1,743
 *William, Gothong & Aboitiz, Inc......................     1,390,000       34,131
 *iVantage Equities, Inc...............................       593,400       10,810
                                                                       -----------
TOTAL -- PHILIPPINES
  (Cost $6,108,411)....................................                  2,130,066
                                                                       -----------
POLAND -- (4.5%)
COMMON STOCKS -- (4.5%)
 *Agros Holdings SA....................................           300        2,774
 *Amica Wronki SA......................................         4,980       28,031
 *Art Marketing Syndicate SA...........................         1,171       18,979
 *Budimex SA...........................................        22,976      107,962
 *Cersanit-Krasnystaw SA...............................        10,345       70,186
 *Computerland SA......................................         5,536      128,953
 *Debica SA............................................        12,421       92,073
 *Echo Investment SA...................................         1,995       49,278
 *Elektrim Kable Polskie SA............................       133,613      144,368
 *Farmacol SA..........................................         3,059       13,874
 *Huta Ferrum SA.......................................         3,168        3,606
 Impexmetal SA.........................................         8,667       40,508
 *Kutnowskie Zaklady Farmaceutyczne Polfa SA...........           304        4,766
 *Lentex SA............................................         3,420       15,211
 Mostostal Export SA...................................        25,521       32,000
 *Mostostal Warszawa SA................................         7,600       20,434
 Mostostal Zabrze Holding SA...........................        18,293       36,313
 *Ocean Company SA.....................................         8,530        2,508
 *Okocimskie Zaklady Piwowarskie SA....................        19,800       79,854
 Polifarb Cieszyn Wroclaw SA...........................        40,825       50,677
 Polska Grupa Farmaceutyczna SA........................         6,263       47,685
 Przedsiebiorstwo Farmaceutyczne JELFA SA..............         6,119       67,346
 Raciborska Fabryka Kotlow SA..........................         7,076       14,491
 *Softbank SA..........................................         8,900       90,573
 *Sokolowskie Zaklady Miesne SA........................        42,840       18,623
 *Stalexport SA........................................        11,514       12,470
 Stomil Olsztyn SA.....................................        24,498      147,740
 *Zaklady Metali Lekkich Kety SA.......................         9,450      104,956
                                                                       -----------
TOTAL -- POLAND
  (Cost $1,679,933)....................................                  1,446,239
                                                                       -----------
HUNGARY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Danubius Hotel & Spa RT...............................        16,984      226,450
 Delmagyarorszagi Aramszolgaltato Demasz RT............         5,214      160,294
 *Fotex First Hungarian-American Photo Service Co......       133,438      105,678
                                                            SHARES           VALUE+
                                                            ------           ------
 *Graboplast Textil Es Muborgyarto RT..................        10,315  $    62,906
 *Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)...        15,693       89,148
 *North American Business Industries RT................         8,850      110,605
 Pannonplast P.L.C.....................................         8,314       97,238
 *Pick Szeged RT.......................................         6,301       77,906
 *Primagaz Hungaria Co., Ltd...........................         5,076       18,658
 *Raba Hungarian Railway Carriage & Machine Works......        28,955      182,871
 *Synergon Information Systems Ltd., Budapest..........        14,870       37,516
 Tiszantuli Aramszolgaltato RT Titasz, Debrecen........         1,801       47,845
 *Zalakeramia, Ltd.....................................         9,415       69,215
 Zwack Unicum Liqueur Industry & Trading Co., Ltd......         1,100       22,055
                                                                       -----------
TOTAL -- HUNGARY
  (Cost $1,841,516)....................................                  1,308,385
                                                                       -----------
ARGENTINA -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Acindar Industria Argentina de Aceros SA Series B....        50,000       39,500
 *Alpargatas SA Industrial y Comercial.................         1,007            0
 Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        37,747       30,198
 *Banco del Sud Sociedad Anonima Series B..............        29,000       33,930
 *Banco Suquia SA......................................        76,789       95,602
 CINBA SA (Cia de Bebidao y Alimentos).................        15,000        8,250
 *Capex SA Series A....................................        26,370       60,651
 *Celulosa Argentina SA Series B.......................         6,375        2,678
 *Central Puerto SA Series B...........................        43,000       52,460
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        84,401       77,649
 DYCASA SA (Dragados y Construcciones Argentina) Series
   B...................................................        23,052       28,815
 *Ferrum SA de Ceramica y Metalurgica Series B.........        25,200       27,720
 *Fiplasto SA Comercial y Industrial Series B..........         6,000        1,260
 *Garovaglio y Zorraquin SA............................        14,160        3,653
 Importadora y Exportadora de la Patagonia Series B....        11,500      100,625
 Introductora de Buenos Aires SA Series A..............        11,268       10,141
 *Juan Minetti SA......................................        34,135       47,106
 Ledesma S.A.A.I.......................................        75,000       40,575
 Massalin Particulares SA Series B.....................        41,000      328,000
 *Polledo SA Industrial y Constructora y Financiera....        88,891       46,223
 *Quimica Estrella SA Series B.........................        27,200       23,120
 *Renault Argentina SA.................................       136,000       76,160
 *Sociedad Comercial del Plata.........................       650,000       57,200
 *Sol Petroleo SA......................................        50,662        5,522
 *Solvay Indupa S.A.I.C................................       196,000       71,541
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,203,000)....................................                  1,268,579
                                                                       -----------

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible Series
   B
   (Cost $3,163).......................................         3,260  $     3,032
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Acindar Industria Argentina de Aceros SA Rights
   05/28/01............................................        50,000           50
                                                                       -----------
TOTAL -- ARGENTINA
  (Cost $2,206,163)....................................                  1,271,661
                                                                       -----------
INDONESIA -- (2.0%)
COMMON STOCKS -- (2.0%)
 PT Apac Centretex Corporation Tbk.....................       122,000        3,400
 *PT Argha Karya Prima Industry Tbk....................        90,666        1,630
 PT Asahimas Flat Glass Co., Ltd.......................        65,000        6,135
 PT Astra Graphia Tbk..................................       535,000       11,782
 *PT Bank International Indonesia......................        93,994          253
 *PT Batu Buana........................................        77,715        1,048
 *PT BDNI Capital Corp. Tbk............................       364,000        2,290
 PT Berlian Laju Tanker Tbk............................        36,400        3,354
 *PT Bhakti Investama Tbk..............................       877,000       25,620
 PT Bimantara Citra....................................       416,000       49,546
 *PT Branta Mulia Tbk..................................        66,000        4,672
 *PT Budi Acid Jaya Tbk................................       330,000        9,196
 PT Charoen Pokphand Indonesia Tbk.....................       475,000       20,708
 *PT Ciputra Development Tbk...........................       161,250        1,160
 *PT Citra Marga Nusaphala Persada.....................       820,000       31,326
 PT Dankos Laboratories................................       365,400       18,065
 PT Davomas Adabi......................................        40,000          881
 PT Dharmala Intiland..................................       277,400        1,496
 *PT Duta Pertiwi......................................       132,000        4,449
 *PT Eterindo Wahanatama Tbk...........................       397,000        7,137
 PT Ever Shine Textile Tbk.............................       482,140        9,968
 *PT Gajah Tunggal Tbk.................................       236,000        5,303
 *PT Great River International.........................        93,000        4,493
 *PT GT Petrochem Industries Tbk.......................       918,000       11,552
 *PT Hero Supermarket Tbk..............................        33,000        3,337
 PT Indal Aluminium Industry...........................        47,000        1,352
 PT Indorama Synthetics Tbk............................       268,000       15,056
 *PT Jakarta International Hotel and Development Tbk...       395,000       17,575
 PT Kalbe Farma Tbk....................................     1,663,800       36,641
 PT Karwell Indonesia..................................       138,000        6,202
 *PT Kawasan Industry Jababeka Tbk.....................        47,000          570
 *PT Keramika Indonesia Assosiasi Tbk..................       100,000        1,573
 PT Komatsu Indonesia Tbk..............................       113,000       12,189
 PT Lautan Luas Tbk....................................       319,000        9,319
 PT Lippo E-Net Tbk....................................     1,121,250       10,079
 *PT Lippo Securities Tbk..............................       659,600        3,557
 PT Matahari Putra Prima Tbk Foreign...................        66,000        2,877
                                                            SHARES           VALUE+
                                                            ------           ------

 *PT Mayorah Indah.....................................       114,000  $     4,765
 PT Medco Energi International Tbk.....................       240,000       19,955
 PT Modern Photo Tbk...................................        40,000        2,427
 *PT Mulia Industrindo.................................       542,000       13,154
 *PT Mutlipolar Corporation Tbk........................       730,000       18,701
 PT Pabrik Kertas Tjiwi Kimia Tbk......................        90,000        2,022
 *PT Pakuwon Jati Tbk..................................        63,000          623
 *PT Panasia Indosyntec Tbk............................        79,000        2,503
 PT Plaza Indonesia Realty Tbk.........................        20,000        2,876
 *PT Prasidha Aneka Niaga Tbk..........................        84,000          623
 PT Pudjiadi Prestige, Ltd. Tbk........................        45,500          429
 *PT Putra Sejahtera Pioneerindo.......................        29,000          789
 *PT Semen Cibinong Tbk................................       471,000       16,300
 PT Sinar Mas Agro Resources and Technology Tbk........        87,792        7,891
 PT Sunson Textile Manufacturer Tbk....................       343,000       11,562
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500          768
 *PT Surya Dumai Industri Tbk..........................     1,025,000       25,337
 *PT Suryamas Dutamakmur...............................       125,000          843
 PT Tempo Scan Pacific.................................       184,000       46,724
 *PT Texmaco Jaya Tbk..................................        93,000       25,079
 *PT Timah Tbk.........................................       206,000       31,942
 PT Tunas Ridean Tbk...................................       114,000       15,627
 PT Ultrajaya Milk Industry & Trading Co...............       260,001       20,450
 PT Unggul Indah Corp. Tbk.............................        48,239        4,987
 *PT United Tractors...................................       627,200       21,423
 *PT Wicaksana Overseas International..................        28,560          809
                                                                       -----------
TOTAL -- INDONESIA
  (Cost $3,161,996)....................................                    654,400
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (3.6%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, Chase Manhatten Bank N.A. 3.70%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $1,169,050) to be
   repurchased at $1,142,117
   (Cost $1,142,000)...................................  $      1,142    1,142,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $48,890,793)++.....                $32,354,611
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $48,890,794.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
COMMERCIAL PAPER -- (50.7%)
Abbott Laboratories C.P.
    3.980%, 06/01/01...................................    $21,000     $ 21,000,000
Barclays U.S. Funding Corp. C.P.
    3.980%, 06/18/01...................................     23,500       23,455,832
Barton Capital Corp. C.P.
    4.020%, 06/07/01...................................     14,000       13,990,596
Bayer Corp. C.P.
    3.960%, 06/26/01...................................     21,000       20,942,250
BellSouth Corp. C.P.
    3.980%, 06/07/01...................................      9,800        9,793,336
    3.970%, 06/21/01...................................     12,100       12,073,245
BP Amoco Capital Corp. C.P.
    4.200%, 06/01/01...................................     21,000       21,000,000
CDC Commercial Paper Corp. C.P.
    3.990%, 06/20/01...................................     21,000       20,955,887
Colgate Palmolive C.P.
    3.980%, 06/12/01...................................        400          399,507
Delaware Funding Corp. C.P.
    4.010%, 06/18/01...................................     13,000       12,975,505
Dexia Delaware C.P.
    4.000%, 06/18/01...................................     18,200       18,165,793
Dow Jones & Co., Inc. C.P.
    4.000%, 06/08/01...................................     14,560       14,548,562
Eksportfinans C.P.
    4.060%, 06/01/01...................................     21,000       21,000,000
Emerson Electric Co. C.P.
    3.980%, 06/15/01...................................     12,000       11,981,006
Enterprise Funding Corp. C.P.
    4.000%, 06/11/01...................................     21,000       20,976,665
Kittyhawk Funding Corp. C.P.
    4.010%, 06/11/01...................................      9,000        8,989,975
Koch Industries, Inc. C.P.
    4.170%, 06/01/01...................................      9,000        9,000,000
Merck & Co. C.P.
    3.950%, 06/28/01...................................      4,700        4,686,041
Panasonic Finance America C.P.
    4.180%, 06/01/01...................................     21,000       21,000,000
Pfizer, Inc. C.P.
    3.960%, 06/13/01...................................     21,000       20,971,999
Sheffield Receivables Corp. C.P.
    4.010%, 06/18/01...................................     21,000       20,960,432
Siemens Capital Corp. C.P.
    3.950%, 06/06/01...................................     21,000       20,988,244
Windmill Funding Corp. C.P.
    4.000%, 06/18/01...................................     10,500       10,479,919
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $360,335,693)..................................                 360,334,794
                                                                       ------------
BONDS -- (19.7%)
American International Group, Inc. Medium Term Notes
    6.340%, 08/16/01...................................      8,750        8,790,967
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................     27,000       27,065,529
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Elf Aquitaine Corporate Bonds
    8.000%, 10/15/01...................................    $ 9,220     $  9,348,545
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................     13,000       13,015,015
IBM Corp. Corporate Bonds
    5.950%, 06/04/01...................................     27,000       27,000,000
LB Baden-Wuertemberg Medium Term Notes
    7.875%, 10/15/01...................................     10,000       10,142,290
Paccar Financial Corp. Medium Term Notes
    6.070%, 06/15/01...................................      2,000        2,001,158
    5.970%, 07/12/01...................................     17,000       17,034,867
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................     26,000       26,118,976
                                                                       ------------
TOTAL BONDS
  (Cost $140,026,859)..................................                 140,517,347
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (14.2%)
Bayerische Landesbank
    6.060%, 06/18/01...................................     29,000       29,021,112
Credit Agricole
    7.140%, 07/03/01...................................     24,500       24,549,000
Lloyds TSB Group
    7.050%, 07/18/01...................................      7,000        7,024,500
Rabobank Nederland NV
    7.120%, 06/26/01...................................     16,000       16,016,000
UBS AG
    7.080%, 06/22/01...................................     11,000       11,000,000
    7.000%, 07/18/01...................................     13,600       13,647,600
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $101,099,826)..................................                 101,258,212
                                                                       ------------
AGENCY OBLIGATIONS -- (12.1%)
Federal Farm Credit Bank
    5.000%, 02/03/03...................................     21,000       21,177,471
Federal Home Loan Bank
    4.500%, 04/25/03...................................     21,400       21,368,906
Federal Home Loan Mortgage Corporation
    7.375%, 05/15/03...................................     21,000       22,079,337
Federal National Mortgage Association
    4.625%, 05/15/03...................................     21,400       21,432,314
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $85,889,343)...................................                  86,058,028
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (3.1%)
JP Morgan Chase & Co.
    ***4.493%, 06/06/01
      (Cost $22,013,266)...............................     22,000       22,013,200
                                                                       ------------

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $1,213,600) to be
   repurchased at $1,195,128
   (Cost $1,195,000)...................................    $ 1,195     $  1,195,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $710,559,987)++................................                $711,376,581
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of May 31, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $710,559,987.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (90.0%)
COMMERCIAL PAPER -- (61.6%)
Abbott Laboratories C.P.
    3.980%, 06/01/01...................................     11,000     $ 11,000,000
    3.990%, 06/18/01...................................      4,000        3,992,482
BP Amoco Capital Corp. C.P.
    4.200%, 06/01/01...................................     15,000       15,000,000
Barclays U.S. Funding Corp. C.P.
    3.980%, 06/18/01...................................     15,000       14,971,808
Bayer Corp. C.P.
    3.960%, 06/26/01...................................     15,000       14,958,750
BellSouth Corp. C.P.
    3.980%, 06/05/01...................................      8,000        7,996,418
    3.980%, 06/07/01...................................      3,000        2,997,960
    3.970%, 06/21/01...................................      4,500        4,490,050
CDC Commercial Paper Corp. C.P.
    3.990%, 06/20/01...................................     15,000       14,968,491
Delaware Funding Corp. C.P.
    4.010%, 06/18/01...................................     10,000        9,981,158
Du Pont (E.I.) de Nemours & Co., Inc. C.P.
    3.960%, 06/28/01...................................     15,000       14,954,775
Eksportfinans C.P.
    4.060%, 06/01/01...................................     15,000       15,000,000
Emerson Electric Co. C.P.
    3.980%, 06/15/01...................................     12,400       12,380,373
Enterprise Funding Corp. C.P.
    4.000%, 06/11/01...................................     15,000       14,983,332
Kittyhawk Funding Corp. C.P.
    4.010%, 06/11/01...................................      2,000        1,997,772
    4.010%, 06/19/01...................................     13,400       13,373,267
Merck & Co. C.P.
    3.950%, 06/28/01...................................     12,300       12,263,469
Nestle Finance France SA C.P.
    4.000%, 06/21/01...................................     15,000       14,966,832
Paccar Financial Corp. C.P.
    4.000%, 06/05/01...................................      5,000        4,997,761
    3.970%, 06/19/01...................................      5,600        5,588,856
    3.960%, 06/22/01...................................      5,000        4,988,392
Panasonic Finance America C.P.
    3.980%, 06/01/01...................................      4,400        4,400,000
    4.180%, 06/01/01...................................     11,000       11,000,000
Pfizer, Inc. C.P.
    3.960%, 06/13/01...................................     15,000       14,979,999
Sheffield Receivables Corp. C.P.
    4.010%, 06/18/01...................................      8,500        8,483,984
Siemens Capital Corp. C.P.
    3.950%, 06/06/01...................................     15,000       14,991,603
Toyota Motor Credit Corp. C.P.
    3.960%, 06/07/01...................................     11,000       10,992,611
USAA Capital Corp. C.P.
    3.960%, 06/01/01...................................     14,000       14,000,000
Wal-Mart Stores, Inc. C.P.
    3.970%, 06/12/01...................................      6,000        5,992,666
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

Windmill Funding Corp. C.P.
    4.000%, 06/18/01...................................     15,000     $ 14,971,313
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $315,665,930)..................................                 315,664,122
                                                                       ------------
BONDS -- (17.9%)
Abbey National Treasury Services P.L.C.
    7.000%, 01/31/03...................................     10,015       10,359,516
American International Group Medium Term Notes
    6.375%, 10/12/01...................................     15,000       15,126,195
Bank Nederlandse Gemeenten NV
    5.875%, 05/06/03...................................     16,000       16,276,800
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................     12,000       12,029,124
Japan Finance Corp. Medium Term Notes
    8.700%, 07/30/01...................................      9,500        9,565,550
Landwirtschaft Rentenbank
    7.125%, 01/27/03...................................     14,585       15,124,645
Toyota Motor Credit Corp. Medium Term Notes
    7.500%, 08/06/01...................................     43,000        4,008,725
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................      9,000        9,041,184
                                                                       ------------
TOTAL BONDS
  (Cost $91,681,188)...................................                  91,531,739
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (5.7%)
General Electric Capital Corp.
    ***4.090%, 06/22/01................................     14,000       13,997,200
JP Morgan Chase & Co.
    ***4.493%, 06/06/01................................     15,000       15,009,000
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $29,009,686)...................................                  29,006,200
                                                                       ------------
AGENCY OBLIGATIONS -- (2.6%)
Federal Farm Credit Bank
  5.000%, 02/03/03
  (Cost $13,485,639)                                        13,400       13,513,243
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (2.2%)
Credit Agricole
  7.140%, 07/03/01
  (Cost $11,099,954)                                        11,100       11,122,200
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $460,942,397)..................................                 460,837,504
                                                                       ------------
GERMANY -- (4.9%)
BONDS -- (4.9%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................      8,000        6,749,055

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

Bayerische Landesbank
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
    7.000%, 06/15/01...................................     19,000     $  8,238,318
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................     11,750        9,895,743
                                                                       ------------
TOTAL -- GERMANY
  (Cost $28,973,078)...................................                  24,883,116
                                                                       ------------
CANADA -- (2.7%)
BONDS -- (2.7%)
Province of Alberta
    7.750%, 05/05/03
    (Cost $14,297,973).................................     21,000       14,240,603
                                                                       ------------
FRANCE -- (1.3%)
BONDS -- (1.3%)
Credit Locale de France SA Eurobond
    6.000%, 09/24/01
    (Cost $8,423,044)..................................      7,700        6,567,758
                                                                       ------------
EMU -- (0.9%)
BONDS -- (0.9%)
European Economic Community
    7.250%, 08/17/01
    (Cost $5,635,092)..................................      5,210        4,448,761
                                                                       ------------
SWEDEN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $1,080).......................................                       1,041
                                                                       ------------
AUSTRALIA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $839).........................................                         764
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $1,008,394) to be
   repurchased at $993,107
   (Cost $993,000).....................................    $   993          993,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $519,266,503)++................................                $511,972,547
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
 ***  Rates shown are the rates as of May 31, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $519,266,104.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                           THE U.S.          THE ENHANCED          THE U.S.            THE U.S.
                                                             LARGE            U.S. LARGE           LARGE CAP           SMALL XM
                                                            COMPANY            COMPANY               VALUE              VALUE
                                                            SERIES              SERIES              SERIES              SERIES
                                                          -----------       --------------       -------------       ------------
ASSETS:
Investments at Value...............................       $3,210,887          $   85,967         $  1,850,225        $   921,623
Collateral for Securities Loaned...................           14,689                  --               21,221             18,267
Cash...............................................              932                  --                   --                 --
Receivables:
  Dividends and Interest...........................            4,591               1,055                5,006              1,477
  Investment Securities Sold.......................            2,102                  14               65,294              5,025
  Fund Shares Sold.................................              834                  14                  356                100
  Futures Margin Variation.........................              101                 440                   --                 --
Unrealized Gain on Swap Contracts..................               --               1,376                   --                 --
Unrealized Gain on Forward Currency Contracts......               --                 653                   --                 --
Prepaid Expenses and Other Assets..................               10                   5                    5                 25
                                                          ----------          ----------         ------------        -----------
    Total Assets...................................        3,234,146              89,524            1,942,107            946,517
                                                          ----------          ----------         ------------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned..................           14,689                  --               21,221             18,267
  Investment Securities Purchased..................           63,979                  --               50,994              6,018
  Fund Shares Redeemed.............................              387                  --                  418             15,000
Accrued Expenses and Other Liabilities.............              249                  32                  310                120
                                                          ----------          ----------         ------------        -----------
    Total Liabilities..............................           79,304                  32               72,943             39,405
                                                          ----------          ----------         ------------        -----------
NET ASSETS.........................................       $3,154,842          $   89,492         $  1,869,164        $   907,112
                                                          ==========          ==========         ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................              N/A           9,616,558          117,289,945         86,037,623
                                                          ==========          ==========         ============        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................              N/A          $     9.31         $      15.94        $     10.54
                                                          ==========          ==========         ============        ===========
Investments at Cost................................       $2,577,130          $   87,798         $  1,584,186        $   845,526
                                                          ==========          ==========         ============        ===========

                                                           THE U.S.                                                    THE DFA
                                                           SMALL CAP           THE U.S.           THE U.S.          INTERNATIONAL
                                                             VALUE            SMALL CAP           MICRO CAP             VALUE
                                                            SERIES              SERIES             SERIES              SERIES
                                                         -------------       ------------       -------------       -------------
ASSETS:
Investments at Value..............................       $  3,392,012        $   945,705        $  1,675,087        $  1,424,005
Collateral for Securities Loaned..................             67,449             46,911              93,463              88,112
Cash..............................................                 --                 --                 137                  15
Receivables:
  Dividends, Interest and Tax Reclaims............              2,653                646                 827               6,495
  Investment Securities Sold......................              2,699                628                 301              11,709
  Fund Shares Sold................................                 --                617                  --                 602
Prepaid Expenses and Other Assets.................                  1                 --                  20                   1
                                                         ------------        -----------        ------------        ------------
    Total Assets..................................          3,464,814            994,507           1,769,835           1,530,939
                                                         ------------        -----------        ------------        ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................             67,449             46,911              93,463              88,112
  Investment Securities Purchased.................             67,583                103               1,060              14,379
  Fund Shares Redeemed............................                887                 39               7,016                 312
Accrued Expenses and Other Liabilities............                830                 90                 288                 443
                                                         ------------        -----------        ------------        ------------
    Total Liabilities.............................            136,749             47,143             101,827             103,246
                                                         ------------        -----------        ------------        ------------
NET ASSETS........................................       $  3,328,065        $   947,364        $  1,668,008        $  1,427,693
                                                         ============        ===========        ============        ============
SHARES OUTSTANDING $.01 PAR VALUE.................        192,801,980         82,134,006         215,072,354         122,136,506
                                                         ============        ===========        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................       $      17.26        $     11.53        $       7.76        $      11.69
                                                         ============        ===========        ============        ============
Investments at Cost...............................       $  3,106,620        $   944,887        $  1,562,847        $  1,339,118
                                                         ============        ===========        ============        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                    THE               THE           THE UNITED            THE
                                                                  JAPANESE        PACIFIC RIM         KINGDOM         CONTINENTAL
                                                                   SMALL             SMALL             SMALL             SMALL
                                                                  COMPANY           COMPANY           COMPANY           COMPANY
                                                                   SERIES           SERIES            SERIES            SERIES
                                                                 ----------       -----------       -----------       -----------
ASSETS:
Investments at Value......................................        $231,888         $129,301          $103,796          $222,170
Collateral for Securities Loaned..........................          36,848           10,107                --            22,477
Cash......................................................              19               16                15                16
Receivables:
  Dividends, Interest and Tax Reclaims....................           1,596              461               482             1,425
  Investment Securities Sold..............................              --            1,455               391               126
                                                                  --------         --------          --------          --------
    Total Assets..........................................         270,351          141,340           104,684           246,214
                                                                  --------         --------          --------          --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.........................          36,848           10,107                --            22,477
  Investment Securities Purchased.........................           1,560               13                41             1,871
  Fund Shares Redeemed....................................               1               --                --                12
Accrued Expenses and Other Liabilities....................              70               61                34                67
                                                                  --------         --------          --------          --------
    Total Liabilities.....................................          38,479           10,181                75            24,427
                                                                  --------         --------          --------          --------
NET ASSETS................................................        $231,872         $131,159          $104,609          $221,787
                                                                  ========         ========          ========          ========
SHARES OUTSTANDING $0.01 PAR VALUE........................             N/A              N/A               N/A               N/A
                                                                  ========         ========          ========          ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...................................................             N/A              N/A               N/A               N/A
                                                                  ========         ========          ========          ========
Investments at Cost.......................................        $410,943         $201,833          $ 95,303          $202,887
                                                                  ========         ========          ========          ========

                                                          THE            THE EMERGING           THE DFA              THE DFA
                                                        EMERGING           MARKETS             ONE-YEAR          TWO-YEAR GLOBAL
                                                        MARKETS           SMALL CAP          FIXED INCOME          FIXED INCOME
                                                         SERIES             SERIES              SERIES                SERIES
                                                       ----------       --------------       -------------       ----------------
ASSETS:
Investments at Value............................        $318,456           $32,355            $   711,377          $   511,973
Cash............................................             127               361                     --                   14
Receivables:
  Dividends, Interest and Tax Reclaims..........             623                83                  9,043                4,821
  Investment Securities Sold....................              --                --                     --                   --
  Fund Shares Sold..............................             123                17                     --                   --
Unrealized Gain on Forward Currency Contracts...              --                --                     --                2,137
                                                        --------           -------            -----------          -----------
    Total Assets................................         319,329            32,816                720,420              518,945
                                                        --------           -------            -----------          -----------
LIABILITIES:
Payables:
  Investment Securities Purchased...............               2               557                     --                   --
  Fund Shares Redeemed..........................              --                52                    661                2,509
Accrued Expenses and Other Liabilities..........             195                --                    135                   91
                                                        --------           -------            -----------          -----------
    Total Liabilities...........................             197               609                    796                2,600
                                                        --------           -------            -----------          -----------
NET ASSETS......................................        $319,132           $32,207            $   719,624          $   516,345
                                                        ========           =======            ===========          ===========
SHARES OUTSTANDING $.01 PAR VALUE...............             N/A               N/A             71,890,351           52,433,271
                                                        ========           =======            ===========          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE.....................................             N/A               N/A            $     10.01          $      9.85
                                                        ========           =======            ===========          ===========
Investments at Cost.............................        $375,606           $48,891            $   710,560          $   519,267
                                                        ========           =======            ===========          ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                          THE U.S.      THE ENHANCED    THE U.S.     THE U.S.
                                                           LARGE         U.S. LARGE     LARGE CAP    SMALL XM
                                                          COMPANY         COMPANY         VALUE        VALUE
                                                           SERIES          SERIES        SERIES       SERIES
                                                        ------------    ------------    ---------    ---------
INVESTMENT INCOME
  Dividends...........................................   $  18,842              --      $ 16,778     $  6,386
  Interest............................................         996        $  2,219            88          276
  Income from Securities Lending......................           7              --            55          204
                                                         ---------        --------      --------     --------
      Total Investment Income.........................      19,845           2,219        16,921        6,866
                                                         ---------        --------      --------     --------
EXPENSES
  Investment Advisory Services........................         386              21           887          450
  Accounting & Transfer Agent Fees....................         231              44           327           72
  Custodian Fees......................................          51              10            84           43
  Legal Fees..........................................          17              --             8            4
  Audit Fees..........................................          21               1             9            6
  Shareholders' Reports...............................          26               1            13            5
  Trustees' Fees and Expenses.........................          16              --             4            4
  Other...............................................          53               6            55            4
                                                         ---------        --------      --------     --------
      Total Expenses..................................         801              83         1,387          588
                                                         ---------        --------      --------     --------
  NET INVESTMENT INCOME (LOSS)........................      19,044           2,136        15,534        6,278
                                                         ---------        --------      --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold..............................................     (21,418)             49       (30,052)      51,879
  Net Realized Gain (Loss) on Foreign Currency
    Transactions......................................          --          (2,515)           --           --
  Net Realized Gain (Loss) on Futures.................     (10,725)        (17,535)           --           --
  Net Realized Gain (Loss) on Swap Contracts..........          --          (4,684)           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........    (111,571)          2,337       350,343      146,951
    Translation of Foreign Currency Denominated
      Amounts.........................................          --             610            --           --
    Futures...........................................         982          12,140            --           --
    Swap Contracts....................................          --           3,635            --           --
                                                         ---------        --------      --------     --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY..........................................    (142,732)         (5,963)      320,291      198,830
                                                         ---------        --------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...........................................   $(123,688)       $ (3,827)     $335,825     $205,108
                                                         =========        ========      ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                            THE U.S.                                    THE
                                                            SMALL CAP    THE U.S.     THE U.S.          DFA
                                                              VALUE      SMALL CAP    MICRO CAP    INTERNATIONAL
                                                             SERIES       SERIES       SERIES      VALUE SERIES
                                                            ---------    ---------    ---------    -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0,
    and $2,516, respectively).............................  $ 15,200     $  3,399     $  5,395       $ 20,961
  Interest................................................     1,047          351          553            580
  Income from Securities Lending..........................     1,336          732        1,566            951
                                                            --------     --------     --------       --------
      Total Investment Income.............................    17,583        4,482        7,514         22,492
                                                            --------     --------     --------       --------
EXPENSES
  Investment Advisory Services............................     2,996          127          743          1,481
  Accounting & Transfer Agent Fees........................       552          156          273            392
  Custodian Fees..........................................       142           40           71            193
  Legal Fees..............................................        16            4            5              9
  Audit Fees..............................................        19            4            7              9
  Shareholders' Reports...................................        25            2           19             20
  Trustees' Fees and Expenses.............................        15            4            9              8
  Other...................................................        23            4           36             55
                                                            --------     --------     --------       --------
      Total Expenses......................................     3,788          341        1,163          2,167
                                                            --------     --------     --------       --------
  NET INVESTMENT INCOME (LOSS)............................    13,795        4,141        6,351         20,325
                                                            --------     --------     --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold..................................................   135,753       17,263       (2,231)        44,102
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..........................................        --           --           --           (109)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............   592,534      107,510      282,504        (52,921)
    Translation of Foreign Currency Denominated Amounts...        --           --           --            487
                                                            --------     --------     --------       --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY..............................................   728,287      124,773      280,273         (8,441)
                                                            --------     --------     --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................  $742,082     $128,914     $286,624       $ 11,884
                                                            ========     ========     ========       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                                          THE UNITED        THE
                                                           THE JAPANESE    THE PACIFIC     KINGDOM      CONTINENTAL
                                                              SMALL         RIM SMALL       SMALL          SMALL
                                                             COMPANY         COMPANY       COMPANY        COMPANY
                                                              SERIES         SERIES         SERIES        SERIES
                                                           ------------    -----------    ----------    -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $301, $77,
    $798, and $638 respectively).........................    $ 1,708          $2,178       $ 1,576        $ 3,337
  Interest...............................................        169              60            46             94
  Income from Securities Lending.........................        282              65             1            178
                                                             -------          ------       -------        -------
      Total Investment Income............................      2,159           2,303         1,623          3,609
                                                             -------          ------       -------        -------
EXPENSES
  Investment Advisory Services...........................        100              66            55            116
  Accounting & Transfer Agent Fees.......................        122              81            67            142
  Custodian Fees.........................................         57              28            16             33
  Legal Fees.............................................          1               1             1              2
  Audit Fees.............................................          1               1             1              2
  Shareholders' Reports..................................          2               2             2              3
  Trustees' Fees and Expenses............................          1               1             1              1
  Other..................................................          7               5             4             24
                                                             -------          ------       -------        -------
      Total Expenses.....................................        291             185           147            323
                                                             -------          ------       -------        -------
  NET INVESTMENT INCOME (LOSS)...........................      1,868           2,118         1,476          3,286
                                                             -------          ------       -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold.................................................     (1,963)           (335)        4,161          3,376
  Net Realized Gain (Loss) on Foreign Currency
    Transactions.........................................        (77)             (3)            1            (41)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........     12,135           3,685        (1,299)        (2,151)
    Translation of Foreign Currency Denominated
      Amounts............................................         52              (4)            3             27
                                                             -------          ------       -------        -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY.............................................     10,147           3,343         2,866          1,211
                                                             -------          ------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..............................................    $12,015          $5,461       $ 4,342        $ 4,497
                                                             =======          ======       =======        =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                                                      THE DFA
                                                          THE       THE EMERGING      THE DFA         TWO-YEAR
                                                        EMERGING      MARKETS         ONE-YEAR      GLOBAL FIXED
                                                        MARKETS      SMALL CAP      FIXED INCOME       INCOME
                                                         SERIES        SERIES          SERIES          SERIES
                                                        --------    ------------    ------------    ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $529,
    $66, $0 and $0, respectively).....................  $ 4,437       $   542              --               --
  Interest............................................      301            24         $22,734         $ 12,998
                                                        -------       -------         -------         --------
      Total Investment Income.........................    4,738           566          22,734           12,998
                                                        -------       -------         -------         --------
EXPENSES
  Investment Advisory Services........................      159            32             193              124
  Accounting & Transfer Agent Fees....................      189            19              99              214
  Custodian Fees......................................      356            38              33               11
  Legal Fees..........................................        2            --               5                3
  Audit Fees..........................................        4            --               6                3
  Shareholders' Reports...............................        3            --               9                7
  Trustees' Fees and Expenses.........................        2            --               5                3
  Other...............................................       10             3               3                2
                                                        -------       -------         -------         --------
      Total Expenses..................................      725            92             353              367
                                                        -------       -------         -------         --------
  NET INVESTMENT INCOME (LOSS)........................    4,013           474          22,381           12,631
                                                        -------       -------         -------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold..............................................   (1,204)          191             121              561
  Net Realized Gain (Loss) on Foreign Currency
    Transactions......................................     (146)          (51)             --          (11,455)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........   (3,142)       (2,435)          1,552           11,429
    Translation of Foreign Currency Denominated
      Amounts.........................................       25            (2)             --            2,251
                                                        -------       -------         -------         --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY..........................................   (4,467)       (2,297)          1,673            2,786
                                                        -------       -------         -------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...........................................  $  (454)      $(1,823)        $24,054         $ 15,417
                                                        =======       =======         =======         ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                         THE U.S. LARGE            THE ENHANCED U.S.         THE U.S. LARGE CAP
                                         COMPANY SERIES          LARGE COMPANY SERIES           VALUE SERIES
                                    -------------------------   -----------------------   -------------------------
                                    SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                       ENDED         ENDED         ENDED        ENDED        ENDED         ENDED
                                      MAY 31,      NOV. 30,       MAY 31,     NOV. 30,      MAY 31,      NOV. 30,
                                       2001          2000          2001         2000         2001          2000
                                    -----------   -----------   -----------   ---------   -----------   -----------
                                    (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....  $   19,044    $   35,967     $  2,136     $  5,341    $   15,534    $   38,231
  Net Realized Gain (Loss) on
    Investment Securities Sold....     (21,418)      (23,065)          49         (278)      (30,052)      167,552
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..................          --            --       (2,515)       4,430            --            --
  Net Realized Gain (Loss) on
    Futures.......................     (10,725)       (1,770)     (17,535)       4,616            --            --
  Net Realized Gain (Loss) on Swap
    Contracts.....................          --            --       (4,684)         (23)           --            --
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency............    (111,571)     (166,154)       2,337       (2,489)      350,343      (153,465)
    Translation of Foreign
      Currency Denominated
      Amounts.....................          --            --          610         (724)           --            --
    Futures.......................         982          (881)      12,140      (13,558)           --            --
    Swap Contracts................          --            --        3,635       (1,760)           --            --
                                    ----------    ----------     --------     --------    ----------    ----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..................    (123,688)     (155,903)      (3,827)      (4,445)      335,825        52,318
                                    ----------    ----------     --------     --------    ----------    ----------
Distributions From:
  Net Investment Income...........          --            --       (1,701)     (10,952)      (10,246)      (36,997)
  Net Realized Gains..............          --            --           --      (10,644)     (167,503)     (310,296)
                                    ----------    ----------     --------     --------    ----------    ----------
    Total Distributions...........          --            --       (1,701)     (21,596)     (177,749)     (347,293)
                                    ----------    ----------     --------     --------    ----------    ----------
Capital Share Transactions (1):
  Shares Issued...................                                 11,847       16,319        85,590       394,020
  Shares Issued in Lieu of Cash
    Distributions.................          --            --        1,701       21,596       171,459       344,153
  Shares Redeemed.................          --            --       (8,455)     (24,118)     (281,304)     (495,937)
                                    ----------    ----------     --------     --------    ----------    ----------
    Net Increase (Decrease) from
      Capital Share
      Transactions................          --            --        5,093       13,797       (24,255)      242,236
                                    ----------    ----------     --------     --------    ----------    ----------
Transactions in Interest
  Contributions...................     322,180       798,812           --           --            --            --
  Withdrawals.....................    (182,462)     (279,159)          --           --            --            --
                                    ----------    ----------     --------     --------    ----------    ----------
    Net Increase (Decrease) from
      Transactions in Interest....     139,718       519,653           --           --            --            --
                                    ----------    ----------     --------     --------    ----------    ----------
    Total Increase (Decrease).....      16,030       363,750         (435)     (12,244)      133,821       (52,739)
NET ASSETS
  Beginning of Period.............   3,138,812     2,775,062       89,927      102,171     1,735,343     1,788,082
                                    ----------    ----------     --------     --------    ----------    ----------
  End of Period...................  $3,154,842    $3,138,812     $ 89,492     $ 89,927    $1,869,164    $1,735,343
                                    ==========    ==========     ========     ========    ==========    ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................         N/A           N/A        1,255        1,399         5,741        26,884
   Shares Issued in Lieu of Cash
     Distributions................                                    176        1,921        12,624        24,149
   Shares Redeemed................                                   (875)      (2,102)      (19,040)      (33,556)
                                                                 --------     --------    ----------    ----------
                                                                      556        1,218          (675)       17,477
                                                                 ========     ========    ==========    ==========

                                       THE U.S. SMALL XM
                                         VALUE SERIES
                                    -----------------------
                                    SIX MONTHS      YEAR
                                       ENDED        ENDED
                                      MAY 31,     NOV. 30,
                                       2001         2000
                                    -----------   ---------
                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....   $  6,278     $ 13,232
  Net Realized Gain (Loss) on
    Investment Securities Sold....     51,879       56,003
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..................         --           --
  Net Realized Gain (Loss) on
    Futures.......................         --           --
  Net Realized Gain (Loss) on Swap
    Contracts.....................         --           --
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency............    146,951      (41,244)
    Translation of Foreign
      Currency Denominated
      Amounts.....................         --           --
    Futures.......................         --           --
    Swap Contracts................         --           --
                                     --------     --------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..................    205,108       27,991
                                     --------     --------
Distributions From:
  Net Investment Income...........     (2,058)     (12,499)
  Net Realized Gains..............    (56,010)      (9,818)
                                     --------     --------
    Total Distributions...........    (58,068)     (22,317)
                                     --------     --------
Capital Share Transactions (1):
  Shares Issued...................     25,488      434,031
  Shares Issued in Lieu of Cash
    Distributions.................     58,068       22,317
  Shares Redeemed.................   (124,852)     (20,990)
                                     --------     --------
    Net Increase (Decrease) from
      Capital Share
      Transactions................    (41,296)     435,358
                                     --------     --------
Transactions in Interest
  Contributions...................         --           --
  Withdrawals.....................         --           --
                                     --------     --------
    Net Increase (Decrease) from
      Transactions in Interest....         --           --
                                     --------     --------
    Total Increase (Decrease).....    105,744      441,032
NET ASSETS
  Beginning of Period.............    801,368      360,336
                                     --------     --------
  End of Period...................   $907,112     $801,368
                                     ========     ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................      2,675       49,424
   Shares Issued in Lieu of Cash
     Distributions................      6,729        2,520
   Shares Redeemed................    (12,908)      (2,301)
                                     --------     --------
                                       (3,504)      49,643
                                     ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                        THE U.S. SMALL CAP           THE U.S. SMALL             THE U.S. MICRO
                                           VALUE SERIES                CAP SERIES                 CAP SERIES
                                     -------------------------   -----------------------   -------------------------
                                     SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                        ENDED         ENDED         ENDED        ENDED        ENDED         ENDED
                                       MAY 31,      NOV. 30,       MAY 31,     NOV. 30,      MAY 31,      NOV. 30,
                                        2001          2000          2001         2000         2001          2000
                                     -----------   -----------   -----------   ---------   -----------   -----------
                                     (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $   13,795    $   26,747     $  4,141     $  7,201    $    6,351    $   12,349
  Net Realized Gain (Loss) on
    Investment Securities Sold.....     135,753       503,483       17,263      120,566        (2,231)      297,955
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................          --            --           --           --            --            --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............     592,534      (330,548)     107,510     (120,728)      282,504      (230,468)
    Translation of Foreign Currency
      Denominated Amounts..........          --            --           --           --            --            --
                                     ----------    ----------     --------     --------    ----------    ----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations...................     742,082       199,682      128,914        7,039       286,624        79,836
                                     ----------    ----------     --------     --------    ----------    ----------
Distributions From:
  Net Investment Income............      (4,084)      (26,344)      (1,504)      (6,602)       (2,021)      (12,183)
  Net Realized Gains...............    (503,344)     (258,821)    (119,590)     (58,823)     (298,104)     (250,174)
                                     ----------    ----------     --------     --------    ----------    ----------
    Total Distributions............    (507,428)     (285,165)    (121,094)     (65,425)     (300,125)     (262,357)
                                     ----------    ----------     --------     --------    ----------    ----------
Capital Share Transactions (1):
  Shares Issued....................     167,483       203,769      115,654      408,007        86,006       196,406
  Shares Issued in Lieu of Cash
    Distributions..................     504,403       280,411      120,125       64,585       293,567       257,526
  Shares Redeemed..................    (289,516)     (380,129)     (64,386)    (232,141)     (141,790)     (150,708)
                                     ----------    ----------     --------     --------    ----------    ----------
    Net Increase (Decrease) from
      Capital Share Transactions...     382,370       104,051      171,393      240,451       237,783       303,224
                                     ----------    ----------     --------     --------    ----------    ----------
    Total Increase (Decrease)......     617,024        18,568      179,213      182,065       224,282       120,703
NET ASSETS
  Beginning of Period..............   2,711,041     2,692,473      768,151      586,086     1,443,726     1,323,023
                                     ----------    ----------     --------     --------    ----------    ----------
  End of Period....................  $3,328,065    $2,711,041     $947,364     $768,151    $1,668,008    $1,443,726
                                     ==========    ==========     ========     ========    ==========    ==========

 (1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................      10,733        11,825       10,516       31,035        12,415        21,067
   Shares Issued in Lieu of Cash
     Distributions.................      36,445        17,987       11,835        5,630        45,514        31,670
   Shares Redeemed.................     (19,019)      (22,089)      (6,053)     (18,695)      (19,196)      (14,970)
                                     ----------    ----------     --------     --------    ----------    ----------
                                         28,159         7,723       16,298       17,970        38,733        37,767
                                     ==========    ==========     ========     ========    ==========    ==========

                                       THE DFA INTERNATIONAL
                                           VALUE SERIES
                                     -------------------------
                                     SIX MONTHS       YEAR
                                        ENDED         ENDED
                                       MAY 31,      NOV. 30,
                                        2001          2000
                                     -----------   -----------
                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $   20,325    $   34,464
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      44,102        51,632
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................        (109)       (1,064)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............     (52,921)      (89,106)
    Translation of Foreign Currency
      Denominated Amounts..........         487           (57)
                                     ----------    ----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations...................      11,884        (4,131)
                                     ----------    ----------
Distributions From:
  Net Investment Income............      (3,878)      (33,278)
  Net Realized Gains...............     (53,326)     (100,340)
                                     ----------    ----------
    Total Distributions............     (57,204)     (133,618)
                                     ----------    ----------
Capital Share Transactions (1):
  Shares Issued....................      70,923       390,621
  Shares Issued in Lieu of Cash
    Distributions..................      57,204       133,618
  Shares Redeemed..................    (208,595)     (493,386)
                                     ----------    ----------
    Net Increase (Decrease) from
      Capital Share Transactions...     (80,468)       30,853
                                     ----------    ----------
    Total Increase (Decrease)......    (125,788)     (106,896)
NET ASSETS
  Beginning of Period..............   1,553,481     1,660,377
                                     ----------    ----------
  End of Period....................  $1,427,693    $1,553,481
                                     ==========    ==========
 (1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................       6,001        31,537
   Shares Issued in Lieu of Cash
     Distributions.................       4,831        10,630
   Shares Redeemed.................     (17,356)      (39,481)
                                     ----------    ----------
                                         (6,524)        2,686
                                     ==========    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                              THE JAPANESE SMALL          THE PACIFIC RIM         THE UNITED KINGDOM       THE CONTINENTAL SMALL
                                COMPANY SERIES         SMALL COMPANY SERIES      SMALL COMPANY SERIES         COMPANY SERIES
                            -----------------------   -----------------------   -----------------------   -----------------------
                            SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                               ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                              MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                               2001         2000         2001         2000         2001         2000         2001         2000
                            -----------   ---------   -----------   ---------   -----------   ---------   -----------   ---------
                            (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)................   $  1,868     $  2,702     $  2,118     $  6,633     $  1,476     $  3,853     $  3,286     $  5,936
  Net Realized Gain (Loss)
    on Investment
    Securities Sold.......     (1,963)          75         (335)      14,211        4,161        4,590        3,376       13,048
  Net Realized Gain (Loss)
    on Foreign Currency
    Transactions..........        (77)         (23)          (3)         (73)           1         (116)         (41)          71
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency............     12,135      (21,858)       3,685      (44,272)      (1,299)     (14,675)      (2,151)     (11,756)
    Translation of Foreign
      Currency Denominated
      Amounts.............         52          (41)          (4)           3            3            3           27          (81)
                             --------     --------     --------     --------     --------     --------     --------     --------
    Net Increase
      (Decrease) in Net
      Assets Resulting
      from Operations.....     12,015      (19,145)       5,461      (23,498)       4,342       (6,345)       4,497        7,218
                             --------     --------     --------     --------     --------     --------     --------     --------
Transactions in Interest
  Contributions...........     33,563       51,610        4,911        4,600        1,556       10,117        4,843       27,028
  Withdrawals.............     (9,824)     (39,023)     (11,101)     (32,973)     (11,095)     (26,093)     (14,277)     (59,890)
                             --------     --------     --------     --------     --------     --------     --------     --------
    Net Increase
      (Decrease) from
      Transactions in
      Interest............     23,739       12,587       (6,190)     (28,373)      (9,539)     (15,976)      (9,434)     (32,862)
                             --------     --------     --------     --------     --------     --------     --------     --------
    Total Increase
      (Decrease)..........     35,754       (6,558)        (729)     (51,871)      (5,197)     (22,321)      (4,937)     (25,644)
NET ASSETS
  Beginning of Period.....    196,118      202,676      131,888      183,759      109,806      132,127      226,724      252,368
                             --------     --------     --------     --------     --------     --------     --------     --------
  End of Period...........   $231,872     $196,118     $131,159     $131,888     $104,609     $109,806     $221,787     $226,724
                             ========     ========     ========     ========     ========     ========     ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                             THE EMERGING          THE EMERGING MARKETS         THE DFA ONE-YEAR
                                            MARKETS SERIES           SMALL CAP SERIES         FIXED INCOME SERIES
                                       ------------------------   -----------------------   ------------------------
                                       SIX MONTHS       YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                          ENDED        ENDED         ENDED        ENDED        ENDED        ENDED
                                         MAY 31,      NOV. 30,      MAY 31,     NOV. 30,      MAY 31,      NOV. 30,
                                          2001          2000         2001         2000         2001          2000
                                       -----------   ----------   -----------   ---------   -----------   ----------
                                       (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......   $  4,013     $   4,793      $   474     $    711     $  22,381    $  49,417
  Net Realized Gain (Loss) on
    Investment Securities Sold.......     (1,204)       19,808          191        3,648           121         (496)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............       (146)         (238)         (51)         (77)           --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................     (3,142)     (108,190)      (2,435)     (14,594)        1,552        3,471
    Translation of Foreign Currency
      Denominated Amounts............         25           (59)          (2)          (1)           --           --
                                        --------     ---------      -------     --------     ---------    ---------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.....................       (454)      (83,886)      (1,823)     (10,313)       24,054       52,392
                                        --------     ---------      -------     --------     ---------    ---------
Distributions From:
  Net Investment Income..............         --            --           --           --       (23,684)     (48,938)
  Net Realized Gains.................         --            --           --           --            --           --
                                        --------     ---------      -------     --------     ---------    ---------
    Total Distributions..............         --            --           --           --       (23,684)     (48,938)
                                        --------     ---------      -------     --------     ---------    ---------
Capital Share Transactions (1):
  Shares Issued......................         --            --           --           --        71,875      180,164
  Shares Issued in Lieu of Cash
    Distributions....................         --            --           --           --        21,882       45,312
  Shares Redeemed....................         --            --           --           --      (216,009)    (208,972)
                                        --------     ---------      -------     --------     ---------    ---------
    Net Increase (Decrease) from
      Capital Share Transactions.....         --            --           --           --      (122,252)      16,504
                                        --------     ---------      -------     --------     ---------    ---------
Transactions in Interest
  Contributions......................     38,479        66,776        4,826        8,006            --           --
  Withdrawals........................    (15,619)      (30,339)      (3,368)      (4,969)           --           --
                                        --------     ---------      -------     --------     ---------    ---------
    Net Increase (Decrease) from
      Transactions in Interest.......     22,860        36,437        1,458        3,037            --           --
                                        --------     ---------      -------     --------     ---------    ---------
    Total Increase (Decrease)........     22,406       (47,449)        (365)      (7,276)     (121,882)      19,958
NET ASSETS
  Beginning of Period................    296,726       344,175       32,572       39,848       841,506      821,548
                                        --------     ---------      -------     --------     ---------    ---------
  End of Period......................   $319,132     $ 296,726      $32,207     $ 32,572     $ 719,624    $ 841,506
                                        ========     =========      =======     ========     =========    =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................        N/A           N/A          N/A          N/A         7,179       18,114
   Shares Issued in Lieu of Cash
     Distributions...................                                                            2,197        4,567
   Shares Redeemed...................                                                          (21,583)     (21,012)
                                                                                             ---------    ---------
                                                                                               (12,207)       1,669
                                                                                             =========    =========

                                           THE DFA TWO-YEAR
                                         GLOBAL FIXED INCOME
                                                SERIES
                                       ------------------------
                                       SIX MONTHS       YEAR
                                          ENDED        ENDED
                                         MAY 31,      NOV. 30,
                                          2001          2000
                                       -----------   ----------
                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......   $ 12,631     $  26,093
  Net Realized Gain (Loss) on
    Investment Securities Sold.......        561        (2,551)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............    (11,455)       17,150
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................     11,429        (4,498)
    Translation of Foreign Currency
      Denominated Amounts............      2,251        (4,492)
                                        --------     ---------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.....................     15,417        31,702
                                        --------     ---------
Distributions From:
  Net Investment Income..............     (7,674)      (52,345)
  Net Realized Gains.................         --            --
                                        --------     ---------
    Total Distributions..............     (7,674)      (52,345)
                                        --------     ---------
Capital Share Transactions (1):
  Shares Issued......................     74,089        72,248
  Shares Issued in Lieu of Cash
    Distributions....................      7,658        52,345
  Shares Redeemed....................    (91,663)     (116,946)
                                        --------     ---------
    Net Increase (Decrease) from
      Capital Share Transactions.....     (9,916)        7,647
                                        --------     ---------
Transactions in Interest
  Contributions......................         --            --
  Withdrawals........................         --            --
                                        --------     ---------
    Net Increase (Decrease) from
      Transactions in Interest.......         --            --
                                        --------     ---------
    Total Increase (Decrease)........     (2,173)      (12,996)
NET ASSETS
  Beginning of Period................    518,518       531,514
                                        --------     ---------
  End of Period......................   $516,345     $ 518,518
                                        ========     =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................      7,601         7,303
   Shares Issued in Lieu of Cash
     Distributions...................        789         5,349
   Shares Redeemed...................     (9,414)      (11,768)
                                        --------     ---------
                                          (1,024)          884
                                        ========     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       THE U.S. LARGE COMPANY SERIES
                                  ------------------------------------------------------------------------
                                   SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                    MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                      2001         2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period (1)....................         N/A+          N/A+        N/A+        N/A+       N/A+   $  13.48
                                  ----------    ----------  ----------  ----------   --------    --------
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income
    (Loss)......................          --            --          --          --         --        0.15
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................          --            --          --          --         --        1.41
                                  ----------    ----------  ----------  ----------   --------    --------
    Total From Investment
      Operations                          --            --          --          --         --        1.56
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income.........          --            --          --          --         --       (0.16)
  Net Realized Gains............          --            --          --          --         --       (0.08)
                                  ----------    ----------  ----------  ----------   --------    --------
    Total Distributions.........          --            --          --          --         --       (0.24)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period
  (1)                                    N/A+          N/A+        N/A+        N/A+       N/A+   $  14.80
==========================================================================================================
Total Return (1)................         N/A+          N/A+        N/A+        N/A+       N/A+      11.60%#
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................  $3,154,842    $3,138,812  $2,775,062  $1,557,174   $822,493    $466,441
Ratio of Expenses to Average Net
  Assets........................        0.05%*        0.06%       0.06%       0.06%      0.07%       0.12%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets........................        1.24%*        1.12%       1.27%       1.47%      1.75%       2.12%
Portfolio Turnover Rate.........          10%*           8%          4%          9%         4%         14%
----------------------------------------------------------------------------------------------------------

                                                          THE ENHANCED U.S.
                                                         LARGE COMPANY SERIES
                                  ------------------------------------------------------------------
                                  SIX MONTHS     YEAR       YEAR       YEAR       YEAR      JULY 3
                                     ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                    MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                     2001        2000       1999       1998       1997       1996
--------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period (1)....................   $  9.92      $ 13.03   $  12.95    $ 12.56    $ 11.76    $ 10.00
                                   -------      -------   --------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income
    (Loss)......................      0.13         1.18       1.06       0.29       0.51       0.16
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................     (0.55)       (1.62)      1.34       2.13       2.25       1.74
                                   -------      -------   --------    -------    -------    -------
    Total From Investment
      Operations                     (0.42)       (0.44)      2.40       2.42       2.76       1.90
--------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income.........     (0.19)       (1.30)     (1.02)     (0.45)     (0.54)     (0.14)
  Net Realized Gains............        --        (1.37)     (1.30)     (1.58)     (1.42)        --
                                   -------      -------   --------    -------    -------    -------
    Total Distributions.........     (0.19)       (2.67)     (2.32)     (2.03)     (1.96)     (0.14)
--------------------------------
Net Asset Value, End of Period
  (1)                              $  9.31      $  9.92   $  13.03    $ 12.95    $ 12.56    $ 11.76
================================
Total Return (1)................     (4.29)%#     (4.64)%    20.55%     24.00%     27.63%     18.95%#
--------------------------------
Net Assets, End of Period
  (thousands)...................   $89,492      $89,927   $102,171    $61,522    $47,616    $29,213
Ratio of Expenses to Average Net
  Assets........................      0.19%*       0.19%      0.19%      0.21%      0.25%      0.29%*
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets........................      5.02%*       5.26%      4.55%      4.42%      4.59%      4.60%*
Portfolio Turnover Rate.........        90%*         71%        82%        87%       194%       211%*
--------------------------------

          *  Annualized
          #  Non-annualized
       N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.
        (1) For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
             June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                         -----------------------------------------------------------------------------------
                                          SIX MONTHS          YEAR          YEAR          YEAR          YEAR         YEAR
                                            ENDED            ENDED         ENDED         ENDED         ENDED         ENDED
                                           MAY 31,          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                             2001             2000          1999          1998          1997         1996
----------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period.... $    14.71        $    17.79    $    18.79    $    18.09    $    15.52    $  13.29
                                         ----------        ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.13              0.33          0.34          0.31          0.32        0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                  2.69              0.04          0.46          1.71          3.38        2.57
                                         ----------        ----------    ----------    ----------    ----------    --------
    Total From Investment Operations....       2.82              0.37          0.80          2.02          3.70        2.88
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.09)            (0.32)        (0.34)        (0.32)        (0.31)      (0.31)
  Net Realized Gains....................      (1.50)            (3.13)        (1.46)        (1.00)        (0.82)      (0.34)
                                         ----------        ----------    ----------    ----------    ----------    --------
    Total Distributions.................      (1.59)            (3.45)        (1.80)        (1.32)        (1.13)      (0.65)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    15.94        $    14.71    $    17.79    $    18.79    $    18.09    $  15.52
============================================================================================================================
Total Return............................      21.07%#            3.06%         4.64%        11.93%        25.31%      22.48%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $1,869,164        $1,735,343    $1,788,082    $1,755,907    $1,489,996    $987,942
Ratio of Expenses to Average Net
  Assets................................       0.16%*            0.16%         0.16%         0.16%         0.18%       0.19%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................       1.76%*            2.20%         1.80%         1.67%         1.96%       2.37%
Portfolio Turnover Rate.................          7%*              26%           43%           25%           18%         20%
----------------------------------------------------------------------------------------------------------------------------

                                                    THE U.S. SMALL XM VALUE SERIES
                                          --------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR        FEB. 6
                                            ENDED         ENDED         ENDED         TO
                                           MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,
                                             2001          2000         1999         1998
----------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $   8.95      $   9.03     $   8.62     $  10.00
                                           --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.07          0.15         0.10         0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                  2.17          0.15         0.45        (1.39)
                                           --------      --------     --------     --------
    Total From Investment Operations....       2.24          0.30         0.55        (1.32)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.02)        (0.15)       (0.10)       (0.06)
  Net Realized Gains....................      (0.63)        (0.23)       (0.04)          --
                                           --------      --------     --------     --------
    Total Distributions.................      (0.65)        (0.38)       (0.14)       (0.06)
----------------------------------------
Net Asset Value, End of Period..........   $  10.54      $   8.95     $   9.03     $   8.62
========================================
Total Return............................      26.62%#        3.42%        6.39%      (13.26)%#
----------------------------------------
Net Assets, End of Period (thousands)...   $907,112      $801,368     $360,336     $179,242
Ratio of Expenses to Average Net
  Assets................................       0.13%*        0.13%        0.14%        0.17%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................       1.40%*        2.03%        1.33%        1.95%*
Portfolio Turnover Rate.................          7%*          26%          35%          10%*
----------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE U.S. SMALL CAP VALUE SERIES
                                         ------------------------------------------------------------------------------------
                                          SIX MONTHS          YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED            ENDED         ENDED         ENDED         ENDED         ENDED
                                           MAY 31,          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2001             2000          1999          1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period.... $    16.47        $    17.16    $    17.26    $    21.10    $    16.58    $    14.02
                                         ----------        ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.07              0.16          0.14          0.14          0.15          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       3.83              0.97          1.38         (1.92)         5.23          2.88
                                         ----------        ----------    ----------    ----------    ----------    ----------
    Total From Investment Operations....       3.90              1.13          1.52         (1.78)         5.38          3.03
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.03)            (0.16)        (0.14)        (0.16)        (0.12)        (0.15)
  Net Realized Gains....................      (3.08)            (1.66)        (1.48)        (1.90)        (0.74)        (0.32)
                                         ----------        ----------    ----------    ----------    ----------    ----------
    Total Distributions.................      (3.11)            (1.82)        (1.62)        (2.06)        (0.86)        (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    17.26        $    16.47    $    17.16    $    17.26    $    21.10    $    16.58
=============================================================================================================================
Total Return............................      28.32%#            7.29%         9.78%        (9.05)%       33.93%        22.14%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,328,065        $2,711,041    $2,692,473    $2,435,734    $2,224,268    $1,248,213
Ratio of Expenses to Average Net
  Assets................................       0.25%*            0.25%         0.26%         0.26%         0.28%         0.29%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................       0.92%*            0.92%         0.83%         0.78%         0.86%         1.11%
Portfolio Turnover Rate.................         15%*              32%           29%           23%           25%           15%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      THE U.S. SMALL CAP SERIES
                                          ----------------------------------------------------------------------------------
                                           SIX MONTHS          YEAR          YEAR          YEAR         YEAR         YEAR
                                             ENDED            ENDED         ENDED         ENDED         ENDED        ENDED
                                            MAY 31,          NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                              2001             2000          1999          1998         1997         1996
----------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $  11.67          $  12.24      $  11.46      $  13.82     $  12.56     $  11.26
                                           --------          --------      --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.05              0.11          0.10          0.10         0.11         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.66              0.65          1.83         (1.28)        2.81         1.92
                                           --------          --------      --------      --------     --------     --------
    Total From Investment Operations....       1.71              0.76          1.93         (1.18)        2.92         2.05
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.02)            (0.11)        (0.11)        (0.10)       (0.10)       (0.13)
  Net Realized Gains....................      (1.83)            (1.22)        (1.04)        (1.08)       (1.56)       (0.62)
                                           --------          --------      --------      --------     --------     --------
    Total Distributions.................      (1.85)            (1.33)        (1.15)        (1.18)       (1.66)       (0.75)
----------------------------------------
Net Asset Value, End of Period..........   $  11.53          $  11.67      $  12.24      $  11.46     $  13.82     $  12.56
========================================
Total Return............................      16.83%#            6.48%        18.62%        (8.98)%      26.47%       19.17%
----------------------------------------
Net Assets, End of Period (thousands)...   $947,364          $768,151      $586,086      $546,803     $432,833     $268,401
Ratio of Expenses to Average Net
  Assets................................       0.08%*            0.08%         0.09%         0.09%        0.11%        0.13%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................       0.98%*            0.99%         0.89%         0.88%        0.96%        1.05%
Portfolio Turnover Rate.................         13%*              38%           29%           29%          30%          32%
----------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     THE U.S. MICRO CAP SERIES
                                          ------------------------------------------------
                                           SIX MONTHS      YEAR        YEAR        YEAR
                                             ENDED        ENDED       ENDED       ENDED
                                            MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,
                                              2001         2000        1999        1998
------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $     8.19    $     9.55  $     8.86  $    10.00
                                          ----------    ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.03          0.07        0.07        0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.32          0.46        1.52       (1.14)
                                          ----------    ----------  ----------  ----------
    Total From Investment Operations....        1.35          0.53        1.59       (1.08)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.01)        (0.07)      (0.07)      (0.06)
  Net Realized Gains....................       (1.77)        (1.82)      (0.83)         --
                                          ----------    ----------  ----------  ----------
    Total Distributions.................       (1.78)        (1.89)      (0.90)      (0.06)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $     7.76    $     8.19  $     9.55  $     8.86
==========================================================================================
Total Return............................       20.93%#        5.82%      20.06%     (10.81)%
------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,668,008    $1,443,726  $1,323,023  $1,339,624
Ratio of Expenses to Average Net
  Assets................................        0.16%*        0.15%       0.16%       0.16%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        0.86%*        0.76%       0.76%       0.63%
Portfolio Turnover Rate.................          16%*          37%         23%         26%
------------------------------------------------------------------------------------------

                                                            THE DFA INTERNATIONAL VALUE SERIES
                                          -----------------------------------------------------------------------
                                          SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                            MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                             2001         2000        1999        1998        1997        1996
----------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $    12.07   $    13.18  $    11.95  $    10.90  $    11.79  $    10.55
                                          ----------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.07         0.27        0.28        0.22        0.24        0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       (0.38)       (0.31)       1.29        1.13       (0.67)       1.32
                                          ----------   ----------  ----------  ----------  ----------  ----------
    Total From Investment Operations....       (0.31)       (0.04)       1.57        1.35       (0.43)       1.55
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.03)       (0.26)      (0.31)      (0.27)      (0.22)      (0.23)
  Net Realized Gains....................       (0.04)       (0.81)      (0.03)      (0.03)      (0.24)      (0.08)
                                          ----------   ----------  ----------  ----------  ----------  ----------
    Total Distributions.................       (0.07)       (1.07)      (0.34)      (0.30)      (0.46)      (0.31)
----------------------------------------
Net Asset Value, End of Period..........  $    11.69   $    12.07  $    13.18  $    11.95  $    10.90  $    11.79
========================================
Total Return............................        0.59%#      (0.51)%      13.27%      12.50%      (3.84)%      14.85%
----------------------------------------
Net Assets, End of Period (thousands)...  $1,427,693   $1,553,481  $1,660,377  $1,720,249  $1,582,086  $1,356,852
Ratio of Expenses to Average Net
  Assets................................        0.29%*       0.29%       0.29%       0.29%       0.32%       0.36%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        2.75%*       2.13%       2.17%       1.90%       2.09%       2.23%
Portfolio Turnover Rate.................           7%*          9%          6%         15%         23%         12%
----------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           THE JAPANESE SMALL COMPANY SERIES
                                          --------------------------------------------------------------------
                                          SIX MONTHS      YEAR        YEAR        YEAR       YEAR     AUG. 9
                                             ENDED       ENDED       ENDED       ENDED      ENDED       TO
                                            MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                             2001         2000        1999        1998       1997      1996
--------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
                                          --------      --------   ---------   ---------   --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --            --          --          --         --        --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --            --          --          --         --        --
                                          --------      --------   ---------   ---------   --------  --------
    Total From Investment Operations....        --            --          --          --         --        --
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --            --          --          --         --        --
  Net Realized Gains....................        --            --          --          --         --        --
                                          --------      --------   ---------   ---------   --------  --------
    Total Distributions.................        --            --          --          --         --        --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
==============================================================================================================
Total Return............................       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $231,872      $196,118   $ 202,676   $ 190,004   $175,342  $329,682
Ratio of Expenses to Average Net
  Assets................................      0.29%*        0.27%       0.28%       0.28%      0.29%     0.29%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................      1.88%*        1.38%       1.10%       1.29%      0.93%     0.76%*
Portfolio Turnover Rate.................        12%*           6%          6%          8%        13%        2%*
--------------------------------------------------------------------------------------------------------------

                                                      THE PACIFIC RIM SMALL COMPANY SERIES
                                          -------------------------------------------------------------
                                          SIX MONTHS     YEAR      YEAR      YEAR      YEAR     AUG. 9
                                             ENDED      ENDED     ENDED     ENDED     ENDED       TO
                                            MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                             2001        2000      1999      1998      1997      1996
----------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....         N/A+       N/A+      N/A+      N/A+      N/A+      N/A+
                                           ---------   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --         --        --        --        --        --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --         --        --        --        --        --
                                           ---------   --------  --------  --------  --------  --------
    Total From Investment Operations....          --         --        --        --        --        --
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --         --        --        --        --        --
  Net Realized Gains....................          --         --        --        --        --        --
                                           ---------   --------  --------  --------  --------  --------
    Total Distributions.................          --         --        --        --        --        --
----------------------------------------
Net Asset Value, End of Period..........         N/A+       N/A+      N/A+      N/A+      N/A+      N/A+
========================================
Total Return............................         N/A+       N/A+      N/A+      N/A+      N/A+      N/A+
----------------------------------------
Net Assets, End of Period (thousands)...   $ 131,159   $131,888  $183,759  $139,881  $147,795  $231,481
Ratio of Expenses to Average Net
  Assets................................        0.28%*     0.29%     0.48%     0.38%     0.40%     0.45%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        3.21%*     4.10%     2.95%     4.01%     2.45%     2.50%*
Portfolio Turnover Rate.................           8%*        7%       34%       26%       24%        8%*
----------------------------------------

          *  Annualized
       N/A+  Not applicable as The Japanese Small Company Series and The
             Pacific Rim Small Company Series are organized as
             Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                          --------------------------------------------------------------------
                                          SIX MONTHS      YEAR        YEAR        YEAR       YEAR     AUG. 9
                                             ENDED       ENDED       ENDED       ENDED      ENDED       TO
                                            MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                             2001         2000        1999        1998       1997      1996
--------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
                                          --------      --------   ---------   ---------   --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --            --          --          --         --        --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --            --          --          --         --        --
                                          --------      --------   ---------   ---------   --------  --------
    Total From Investment Operations....        --            --          --          --         --        --
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --            --          --          --         --        --
  Net Realized Gains....................        --            --          --          --         --        --
                                          --------      --------   ---------   ---------   --------  --------
    Total Distributions.................        --            --          --          --         --        --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
==============================================================================================================
Total Return............................       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $104,609      $109,806   $ 132,127   $ 127,485   $171,851  $182,625
Ratio of Expenses to Average Net
  Assets................................      0.27%*        0.26%       0.26%       0.26%      0.25%     0.29%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................      2.70%*        3.06%       3.55%       3.66%      2.86%     2.94%*
Portfolio Turnover Rate.................         7%*          11%          5%         11%         4%        5%*
--------------------------------------------------------------------------------------------------------------

                                                      THE CONTINENTAL SMALL COMPANY SERIES
                                          -------------------------------------------------------------
                                          SIX MONTHS     YEAR      YEAR      YEAR      YEAR     AUG. 9
                                             ENDED      ENDED     ENDED     ENDED     ENDED       TO
                                            MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                             2001        2000      1999      1998      1997      1996
----------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....         N/A+       N/A+      N/A+      N/A+      N/A+      N/A+
                                           ---------   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --         --        --        --        --        --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --         --        --        --        --        --
                                           ---------   --------  --------  --------  --------  --------
    Total From Investment Operations....          --         --        --        --        --        --
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --         --        --        --        --        --
  Net Realized Gains....................          --         --        --        --        --        --
                                           ---------   --------  --------  --------  --------  --------
    Total Distributions.................          --         --        --        --        --        --
----------------------------------------
Net Asset Value, End of Period..........         N/A+       N/A+      N/A+      N/A+      N/A+      N/A+
========================================
Total Return............................         N/A+       N/A+      N/A+      N/A+      N/A+      N/A+
----------------------------------------
Net Assets, End of Period (thousands)...   $ 221,787   $226,724  $252,368  $304,402  $323,610  $335,882
Ratio of Expenses to Average Net
  Assets................................        0.28%*     0.28%     0.27%     0.27%     0.29%     0.31%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        2.85%*     2.36%     1.92%     1.76%     1.84%     0.27%*
Portfolio Turnover Rate.................           2%*        9%       11%        1%        3%        7%*
----------------------------------------

          *  Annualized
       N/A+  Not applicable as The United Kingdom Small Company
             Series and The Continental Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              THE EMERGING MARKETS SERIES
                                          --------------------------------------------------------------------
                                          SIX MONTHS      YEAR        YEAR        YEAR       YEAR      YEAR
                                             ENDED       ENDED       ENDED       ENDED      ENDED      ENDED
                                            MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                             2001         2000        1999        1998       1997      1996
--------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
                                          --------      --------   ---------   ---------   --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --            --          --          --         --        --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --            --          --          --         --        --
                                          --------      --------   ---------   ---------   --------  --------
    Total From Investment Operations....        --            --          --          --         --        --
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --            --          --          --         --        --
  Net Realized Gains....................        --            --          --          --         --        --
                                          --------      --------   ---------   ---------   --------  --------
    Total Distributions.................        --            --          --          --         --        --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
==============================================================================================================
Total Return............................       N/A+          N/A+        N/A+        N/A+       N/A+      N/A+
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $319,132      $296,726   $ 344,175   $ 231,632   $220,941  $162,075
Ratio of Expenses to Average Net
  Assets................................      0.46%*        0.46%       0.46%       0.53%      0.54%     0.66%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................      2.54%*        1.33%       1.34%       1.66%      1.63%     1.63%
Portfolio Turnover Rate.................         3%*          12%         16%         10%         1%        0%
--------------------------------------------------------------------------------------------------------------

                                                   THE EMERGING MARKETS SMALL CAP SERIES
                                          -------------------------------------------------------
                                          SIX MONTHS     YEAR      YEAR      YEAR    DEC. 2, 1996
                                             ENDED      ENDED     ENDED     ENDED         TO
                                            MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,    NOV. 30,
                                             2001        2000      1999      1998        1997
----------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....         N/A+      N/A+      N/A+      N/A+        N/A+
                                           ---------   -------   -------   -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --        --        --        --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --        --        --        --          --
                                           ---------   -------   -------   -------     -------
    Total From Investment Operations....          --        --        --        --          --
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --        --        --        --          --
  Net Realized Gains....................          --        --        --        --          --
                                           ---------   -------   -------   -------     -------
    Total Distributions.................          --        --        --        --          --
----------------------------------------
Net Asset Value, End of Period..........         N/A+      N/A+      N/A+      N/A+        N/A+
========================================
Total Return............................         N/A+      N/A+      N/A+      N/A+        N/A+
----------------------------------------
Net Assets, End of Period (thousands)...   $  32,207   $32,572   $39,848   $21,399     $19,449
Ratio of Expenses to Average Net
  Assets................................        0.58%*    0.66%     0.68%     0.88%       0.90%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        3.00%*    1.69%     1.82%     2.32%       1.90%*
Portfolio Turnover Rate.................           8%*      20%       24%       13%          3%*
----------------------------------------

   *  Annualized
N/A+  Not applicable as The Emerging Markets Series and The
      Emerging Markets Small Cap Series are organized as a partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          THE DFA ONE-YEAR FIXED INCOME SERIES
                                          --------------------------------------------------------------------
                                          SIX MONTHS      YEAR        YEAR        YEAR       YEAR      YEAR
                                             ENDED       ENDED       ENDED       ENDED      ENDED      ENDED
                                            MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                             2001         2000        1999        1998       1997      1996
--------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $  10.01      $   9.97   $   10.02   $   10.01   $  10.03  $  10.00
                                          --------      --------   ---------   ---------   --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.30          0.60        0.52        0.56       0.59      0.56
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --          0.04       (0.05)       0.02      (0.02)     0.03
                                          --------      --------   ---------   ---------   --------  --------
    Total From Investment Operations....      0.30          0.64        0.47        0.58       0.57      0.59
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.30)        (0.60)      (0.52)      (0.57)     (0.59)    (0.56)
  Net Realized Gains....................        --            --          --          --         --        --
                                          --------      --------   ---------   ---------   --------  --------
    Total Distributions.................     (0.30)        (0.60)      (0.52)      (0.57)     (0.59)    (0.56)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.01      $  10.01   $    9.97   $   10.02   $  10.01  $  10.03
==============================================================================================================
Total Return............................      3.09%#        6.63%       4.83%       5.92%      5.83%     6.10%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $719,624      $841,506   $ 821,548   $ 869,993   $782,236  $859,293
Ratio of Expenses to Average Net
  Assets................................      0.09%*        0.09%       0.09%       0.09%      0.10%     0.09%
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................      5.81%*        6.07%       5.19%       5.61%      5.85%     5.62%
Portfolio Turnover Rate.................        66%*          35%         58%         24%        83%       96%
--------------------------------------------------------------------------------------------------------------

                                                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                          -------------------------------------------------------------
                                          SIX MONTHS     YEAR      YEAR      YEAR      YEAR     FEB. 9
                                             ENDED      ENDED     ENDED     ENDED     ENDED       TO
                                            MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                             2001        2000      1999      1998      1997      1996
----------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $    9.70   $  10.11  $  10.21  $  10.22  $  10.34  $  10.00
                                           ---------   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.25       0.84      0.45      0.44      0.48      0.34
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        0.06      (0.23)     0.03      0.19      0.12      0.25
                                           ---------   --------  --------  --------  --------  --------
    Total From Investment Operations....        0.31       0.61      0.48      0.63      0.60      0.59
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.16)     (1.02)    (0.57)    (0.62)    (0.71)    (0.25)
  Net Realized Gains....................          --         --     (0.01)    (0.02)    (0.01)       --
                                           ---------   --------  --------  --------  --------  --------
    Total Distributions.................       (0.16)     (1.02)    (0.58)    (0.64)    (0.72)    (0.25)
----------------------------------------
Net Asset Value, End of Period..........   $    9.85   $   9.70  $  10.11  $  10.21  $  10.22  $  10.34
========================================
Total Return............................        3.20%#     6.30%     4.84%     6.48%     5.96%     6.01%#
----------------------------------------
Net Assets, End of Period (thousands)...   $ 516,345   $518,518  $531,514  $440,842  $418,907  $319,272
Ratio of Expenses to Average Net
  Assets................................        0.15%*     0.15%     0.15%     0.16%     0.18%     0.20%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        5.10%*     5.03%     4.45%     4.28%     4.64%     4.51%*
Portfolio Turnover Rate.................          93%*       73%       78%      113%      119%       87%*
----------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940.

    Effective April 1, 2001, several of the Portfolios changed their names. The U.S. 4-10 Value Series is now known as the U.S. Small XM Value Series; the U.S. 6-10 Value Series is now the U.S. Small Cap Value Series; the U.S. 6-10 Small Company Series is now the U.S. Small Cap Series and the U.S. 9-10 Small Company Series is now the U.S. Micro Cap Series.

    At May 31, 2001, the Trust consisted of twenty-four investment portfolios (each a "Portfolio") of which sixteen are included in this report, (collectively, the "Series") four are presented in separate reports, and four have not yet commenced operations:

The U.S. Large Company Series                       The DFA International Value Series
The Enhanced U.S. Large Company Series              The Japanese Small Company Series
The U.S. Large Cap Value Series                     The Pacific Rim Small Company Series
The U.S. Small XM Value Series                      The United Kingdom Small Company Series
The U.S. Small Cap Value Series                     The Continental Small Company Series
The U.S. Small Cap Series                           The Emerging Markets Series
The U.S. Micro Cap Series                           The Emerging Markets Small Cap Series
(the "Domestic Equity Portfolios")                  (the "International Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by the Domestic Equity Portfolios
which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2.  FOREIGN CURRENCY TRANSLATION:   Securities, other assets and liabilities
of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   It the intention of The Enhanced U.S. Large
Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income
Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor")provides investment advisory services to the Trust. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The Enhanced U.S. Large Company Series......................       .05 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The U.S. Small XM Value Series..............................       .10 of 1%
The U.S. Small Cap Value Series.............................       .20 of 1%
The U.S. Small Cap Series...................................       .03 of 1%
The U.S. Micro Cap Series...................................       .10 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%
The Emerging Markets Series.................................       .10 of 1%
The Emerging Markets Small Cap Series.......................       .20 of 1%
The DFA One-Year Fixed Income Series........................       .05 of 1%
The DFA Two-Year Global Fixed Income Series.................       .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities, other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              ---------------------
                                                              PURCHASES     SALES
                                                              ---------   ---------
The U.S. Large Company Series...............................  $305,920    $148,274
The Enhanced U.S. Large Company Series......................    20,483      33,327
The U.S. Large Cap Value Series.............................    59,097     279,950
The U.S. Small XM Value Series..............................    31,945     117,631
The U.S. Small Cap Value Series.............................   257,386     353,841
The U.S. Small Cap Series...................................   112,197      55,813
The U.S. Micro Cap Series...................................   114,580     178,343
The DFA International Value Series..........................    52,588     170,289
The Japanese Small Company Series...........................    36,956      11,208
The Pacific Rim Small Company Series........................     5,013       7,529
The United Kingdom Small Company Series.....................     3,817      11,939
The Continental Small Company Series........................     2,388      11,247
The Emerging Markets Series.................................    27,498       3,864
The Emerging Markets Small Cap Series.......................     3,112       1,171
The DFA One-Year Fixed Income Series........................   107,913     138,582
The DFA Two-Year Global Fixed Income Series.................   112,593     208,133

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Series..............................      $876,848           $(294,104)     $ 582,744
The Enhanced U.S. Large Company Series.....................            --              (1,832)        (1,832)
The U.S. Large Cap Value Series............................       395,500            (129,631)       265,869
The U.S. Small XM Value Series.............................       191,169             (99,246)        91,923
The U.S. Small Cap Value Series............................       943,005            (657,773)       285,232
The U.S. Small Cap Series..................................       232,090            (233,466)        (1,376)
The U.S. Micro Cap Series..................................       579,535            (470,041)       109,494
The DFA International Value Series.........................       291,727            (206,933)        84,794
The Japanese Small Company Series..........................        14,185            (196,130)      (181,945)
The Pacific Rim Small Company Series.......................        15,767             (88,877)       (73,110)
The United Kingdom Small Company Series....................        37,748             (29,259)         8,489
The Continental Small Company Series.......................        62,807             (43,524)        19,283
The Emerging Markets Series................................        60,101            (117,975)       (57,874)
The Emerging Markets Small Cap Series......................         4,821             (21,357)       (16,536)
The DFA One-Year Fixed Income Series.......................         1,211                (394)           817
The DFA Two-Year Global Fixed Income Series................            --              (7,294)        (7,294)

    At May 31, 2001, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                           EXPIRES ON NOVEMBER 30,
                                            -------------------------------------------------------------------------------------
                                              2002       2003       2004       2005       2006       2007       2008      TOTAL
                                            --------   --------   --------   --------   --------   --------   --------   --------
The Enhanced U.S. Large Company Series....     --         --          --        --         --          --      $9,278     $9,278
The DFA One-Year Fixed Income Series......    $23         --        $301        --         --        $409         496      1,229
The Two-Year Global Fixed Income Series...     --         --          --        --         --         183       2,551      2,734

F. COMPONENTS OF NET ASSETS:

    At May 31, 2001, net assets consisted of (amounts in thousands):

                                                                                               UNREALIZED
                                                                                              APPRECIATION
                                                                                            (DEPRECIATION) OF
                                                                            ACCUMULATED       FUTURES, SWAP
                                                                            NET REALIZED       CONTRACTS,        UNREALIZED
                                            ACCUMULATED     ACCUMULATED       FOREIGN          INVESTMENT        NET FOREIGN
                               PAID-IN     NET INVESTMENT   NET REALIZED      EXCHANGE       SECURITIES AND       EXCHANGE
                               CAPITAL     INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)     FOREIGN CURRENCY     GAIN (LOSS)
                            -------------  --------------  --------------  --------------  -------------------  -------------
The Enhanced U.S. Large
 Company Series...........  $    110,281     $    (1,150)  $     (18,416)  $      (2,515)     $        676      $        616
The U.S. Large Cap Value
 Series...................     1,625,615           7,777         (30,267)             --           266,039                --
The U.S. Small XM Value
 Series...................       773,990           5,371          51,654              --            76,097                --
The U.S. Small Cap Value
 Series...................     2,895,119          11,930         135,624              --           285,392                --
The U.S. Small Cap
 Series...................       928,346           3,457          14,743              --               818                --
The U.S. Micro Cap
 Series...................     1,553,206           4,980          (2,418)             --           112,240                --
The DFA International
 Value Series.............     1,283,817          18,300          40,596            (109)           84,887               202
The DFA One-Year Fixed
 Income Series............       716,926           2,997          (1,116)             --               817                --
The DFA Two-Year Global
 Fixed Income Series......       529,287           5,950          (2,204)        (11,455)           (7,294)            2,061


                                             NUMBER OF
                              TOTAL NET       SHARES
                               ASSETS       AUTHORIZED
                            -------------  -------------
The Enhanced U.S. Large
 Company Series...........  $     89,492      Unlimited
The U.S. Large Cap Value
 Series...................     1,869,164      Unlimited
The U.S. Small XM Value
 Series...................       907,112      Unlimited
The U.S. Small Cap Value
 Series...................     3,328,065      Unlimited
The U.S. Small Cap
 Series...................       947,364      Unlimited
The U.S. Micro Cap
 Series...................     1,668,008      Unlimited
The DFA International
 Value Series.............     1,427,693      Unlimited
The DFA One-Year Fixed
 Income Series............       719,624      Unlimited
The DFA Two-Year Global
 Fixed Income Series......       516,345      Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2001, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                             UNREALIZED
                                                                                               FOREIGN
     EXPIRATION                                                 CONTRACT       VALUE AT       EXCHANGE
        DATE                       CURRENCY SOLD                 AMOUNT      MAY 31, 2001    GAIN (LOSS)
---------------------   ------------------------------------  ------------   -------------   -----------
06/07/01.............   10,518,181    European Currency Unit  $ 8,914,468     $ 9,357,973     $ 443,505
06/11/01.............   41,646,475    Swedish Krona             3,868,249       4,068,342       200,093
06/25/01.............    4,241,515    Canadian Dollar           2,742,601       2,751,756         9,155
                                                              -----------     -----------     ---------
                                                              $15,525,318     $16,178,071     $ 652,753
                                                              ===========     ===========     =========

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                             UNREALIZED
                                                                                               FOREIGN
     EXPIRATION                                                 CONTRACT       VALUE AT       EXCHANGE
        DATE                       CURRENCY SOLD                 AMOUNT      MAY 31, 2001    GAIN (LOSS)
---------------------   ------------------------------------  ------------   -------------   -----------
06/07/01.............   44,298,259    European Currency Unit  $39,411,939     $37,544,079    $1,867,860
06/11/01.............   45,977,392    Swedish Krona             4,491,418       4,270,518       220,900
06/25/01.............   22,267,954    Canadian Dollar          14,446,717      14,398,656        48,061
                                                              -----------     -----------    ----------
                                                              $58,350,074     $56,213,253    $2,136,821
                                                              ===========     ===========    ==========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

    4. FUTURES CONTRACTS. During the six months ended May 31, 2001, The U.S. Large Company Series (LARGE COMPANY) and The Enhanced U.S. Large Company
Series (ENHANCED) entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Large Company and Enhanced deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2001, Large Company had outstanding 57 long futures contracts on the S&P 500 Index, all of which expire on June 15, 2001. The value of such contracts on May 31, 2001 was $17,917,950, which resulted in an unrealized gain of $101,148.

    At May 31, 2001, Enhanced had outstanding 238 long futures contracts on the S & P 500 Index, all of which expire on June 16, 2001. The value of such contracts on May 31, 2001 was $74,815,300, which resulted in an unrealized gain of $1,131,750.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS -- Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At May 31, 2001, Enhanced had an outstanding equity index swap with Morgan Stanley dated March 22, 2001 (which represents approximately 8% of the net assets of Enhanced), terminating on September 20, 2001. The notional value of the swap was $13,046,000, and Enhanced had recorded net unrealized appreciation of $1,376,316, owed to Enhanced. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.25% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S & P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2001, borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED       NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                             AVERAGE     AVERAGE LOAN       DAYS        EXPENSE   BORROWED DURING
                                          INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                          -------------  -------------  -------------  ---------  ---------------
The U.S. Large Company Series...........      7.25%      $  1,628,000        1         $    328     $ 1,628,000
The U.S. Large Cap Value Series.........      6.97%         6,114,395        38          45,016      26,555,000
U.S. Small Cap Value Series.............      6.92%         9,490,600        5            9,123      15,069,000
The U.S. Micro Cap Series...............      7.25%        11,971,333        12          28,934      42,940,000
The DFA International Value Series......      7.25%         3,716,667        6            4,491      11,800,000

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the International Equity Portfolios (excluding the Emerging Markets series and the Emerging Markets Small Cap Series) and the DFA Two-Year Global Fixed Income Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities, UBS Warburg and Fuji Securities which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 2001, was as follows:

                                                                                                VALUE OF
                                                       MARKET VALUE          VALUE OF         COLLATERAL ON
                                                       OF SECURITIES      COLLATERAL AND       REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                                ON LOAN         IDEMNIFICATION       AGREEMENTS
--------------------------                             -------------      --------------      -------------
The U.S. Large Company Series....................       $13,992,660         $14,689,100        $13,141,078
The U.S. Large Cap Value Series..................        19,634,614          21,221,400         21,893,097
The U.S. Small XM Value Series...................        14,407,951          18,267,230         18,845,422
The U.S. Small Cap Value Series..................        29,407,963          67,448,690         69,583,566
The U.S. Small Cap Series........................        32,802,369          46,910,759         48,395,571
The U.S. Micro Cap Series........................        60,556,181          93,462,711         96,420,978

INTERNATIONAL EQUITY PORTFOLIOS
-------------------------------------------------
The DFA International Value Series...............        82,881,220          88,111,915         91,203,269
The Japanese Small Company Series................        35,038,078          36,847,940         38,366,653
The Pacific Rim Small Company Series.............         7,379,530          10,107,024         11,188,010
The Continental Small Company Series.............        21,101,179          22,477,084         23,096,157